UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.1% (t)
	Arizona — 91.1%
	Certificate of Participation/Lease — 13.9%
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/23	1,087
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,269
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,122
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	1,837
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,218
	University of Arizona, Board of Regents,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,446
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,059

		11,038

	Education — 5.8%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	3,037
1,520	Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,548

		4,585

	General Obligation — 8.5%
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,744
1,265	Maricopa County, Madison Elementary School District No. 38, School Improvement, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,347
1,000	Maricopa County, Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,184
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,458

		6,733

	Hospital — 1.3%
1,000	Scottsdale IDA, Hospital, Scottsdale Healthcare, Series A, Rev., 5.000%, 09/01/15	1,072

	Other Revenue — 15.5%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Special Obligation, Series A, Rev., 5.250%, 10/01/17	2,899
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,073
1,000	Greater Arizona Development Authority, Infrastructure, Series A, Rev., NATL- RE, 5.000%, 08/01/22 (p)	1,074
1,000	Navajo County, Pollution Control Corp., Pollution Control, Arizona Public Service Co. Cholla Project, Series A, Rev., VAR, 1.250%, 05/30/14	1,003
2,000	Phoenix Civic Improvement Corp., Airport, Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,119
1,000	Pima County, Sewer System, Series B, Rev., 5.000%, 07/01/24	1,109
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,077
1,000	Yavapai County IDA, Hospital Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	982
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.125%, 06/01/18	987

		12,323

	Prerefunded — 2.8%
2,200	Maricopa County IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/31/14 (m) (p)	2,194

	Special Tax — 7.8%
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,252
3,000	Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,217
1,500	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	1,728

		6,197

	Transportation — 5.2%
2,000	Arizona Transportation Board, Highway, Series A, Rev., 5.000%, 07/01/24	2,278
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,825

		4,103

	Utility — 10.9%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,527

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — Continued
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
3,600	Series A, Rev., 5.000%, 01/01/23	4,019
1,000	Series A, Rev., 5.000%, 12/01/28	1,106

		8,652

	Water & Sewer — 19.4%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,208
2,025	Series A, Rev., 5.000%, 10/01/24	2,304
2,020	Series A, Rev., 5.000%, 10/01/29	2,246
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,736
1,875	Rev., 5.250%, 07/01/23	2,301
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,253
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/20	2,351

		15,399

	Total Arizona	72,296

	Florida — 1.6%
	Other Revenue — 1.6%
1,135	Miami-Dade County Expressway Authority, Toll System, Series A, Rev., 5.000%, 07/01/22	1,293

	Minnesota — 1.4%
	Other Revenue — 1.4%
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,118

	Texas — 2.5%
	General Obligation — 2.5%
1,700	Tarrant County, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,949

	Washington — 1.5%
	Other Revenue — 1.5%
1,000	Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.000%, 10/01/20	1,160

	Total Municipal Bonds (Cost $72,927)	77,816

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
504	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $504)	504

	Total Investments — 98.7% (Cost $73,431)	78,320
	Other Assets in Excess of Liabilities — 1.3%	1,057

	NET ASSETS — 100.0%	$79,377

Percentages indicated are based on net assets.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,066
Aggregate gross unrealized depreciation	(177)

Net unrealized appreciation/depreciation	$4,889

Federal income tax cost of investments	$73,431

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$504	$77,816	$–	$78,320

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.2%
9,065	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	9,176
	Academic Loan Funding Trust,
12,756	Series 2012-1A, Class A1, VAR, 0.966%, 12/27/22 (e)	12,872
8,000	Series 2013-1A, Class A, VAR, 0.968%, 12/26/44 (e)	7,940
	Ally Auto Receivables Trust,
2,903	Series 2010-3, Class A4, 1.550%, 08/17/15	2,912
1,993	Series 2012-1, Class A4, 1.210%, 07/15/16	2,014
9,470	Series 2012-2, Class A3, 0.740%, 04/15/16	9,489
8,707	Series 2012-3, Class A3, 0.850%, 08/15/16	8,736
6,315	Series 2013-2, Class A3, 0.790%, 01/15/18	6,321
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,202
	American Credit Acceptance Receivables Trust,
1,179	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	1,182
7,000	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	7,025
1,941	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	1,959
6,386	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	6,384
2,888	Series 2012-3, Class B, 2.280%, 09/17/18 (e)	2,887
8,223	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	8,218
	AmeriCredit Automobile Receivables Trust,
64	Series 2011-1, Class A3, 1.390%, 09/08/15	64
5,986	Series 2011-4, Class A3, 1.170%, 05/09/16	5,996
9,817	Series 2011-5, Class A3, 1.550%, 07/08/16	9,851
628	Series 2012-1, Class A2, 0.910%, 10/08/15	628
2,110	Series 2012-1, Class A3, 1.230%, 09/08/16	2,116
784	Series 2012-2, Class A2, 0.760%, 10/08/15	784
2,272	Series 2012-2, Class A3, 1.050%, 10/11/16	2,280
1,939	Series 2012-3, Class A2, 0.710%, 12/08/15	1,940
3,459	Series 2012-3, Class A3, 0.960%, 01/09/17	3,472
1,921	Series 2012-4, Class A2, 0.490%, 04/08/16	1,920
6,644	Series 2012-5, Class A2, 0.510%, 01/08/16	6,642
2,950	Series 2012-5, Class A3, 0.620%, 06/08/17	2,950
7,585	Series 2013-1, Class A2, 0.490%, 06/08/16	7,582
1,187	Series 2013-1, Class A3, 0.610%, 10/10/17	1,186
3,500	Series 2013-5, Class A3, 0.900%, 09/10/18	3,503
155	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.750%, 01/25/34	154
4,434	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	4,430
	Axis Equipment Finance Receivables LLC,
6,087	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	6,084
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,675
	Bank of America Auto Trust,
1,650	Series 2010-2, Class A4, 1.940%, 06/15/17	1,651
5,786	Series 2012-1, Class A3, 0.780%, 06/15/16	5,801
	Bayview Opportunity Master Fund IIa Trust,
3,218	Series 2012-4NPL, Class A, VAR, 3.475%, 07/28/32 (e)	3,217
20,932	Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	21,073
867	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.536%, 04/25/36	827
	BMW Vehicle Lease Trust,
5,705	Series 2012-1, Class A3, 0.750%, 02/20/15	5,709
2,989	Series 2013-1, Class A3, 0.540%, 09/21/15	2,988
2,036	BMW Vehicle Owner Trust, Series 2013- A, Class A3, 0.670%, 11/27/17	2,039
7,486	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	7,422
6,816	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,919

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
11,555	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	11,545
11,416	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	11,416
	Carfinance Capital Auto Trust,
922	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	920
1,494	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,480
2,940	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	2,941
	CarMax Auto Owner Trust,
1,544	Series 2011-1, Class A3, 1.290%, 09/15/15	1,546
9,972	Series 2011-1, Class A4, 2.160%, 09/15/16	10,112
1,624	Series 2013-1, Class A3, 0.600%, 10/16/17	1,625
4,400	Series 2013-4, Class A3, 0.800%, 07/16/18	4,406
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,613
	CarNow Auto Receivables Trust,
1,642	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	1,642
3,923	Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	3,928
	Chase Funding Trust,
2,816	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,952
3,811	Series 2003-6, Class 1A5, SUB, 1.000%, 11/25/34	3,954
7,642	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	7,719
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,078
2,094	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	2,034
7,813	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.356%, 02/25/46 (e)	7,335
957	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.546%, 12/25/33	905
	CNH Equipment Trust,
1,180	Series 2011-A, Class A3, 1.200%, 05/16/16	1,181
4,306	Series 2011-A, Class A4, 2.040%, 10/17/16	4,368
6,048	Series 2012-A, Class A3, 0.940%, 05/15/17	6,065
4,911	Series 2012-C, Class A2, 0.440%, 02/16/16	4,911
	Concord Funding Co. LLC,
26,904	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
12,555	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	12,249
12,988	Conix Mortgage Asset Trust, Series 2013- 1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	12,744
	Countrywide Asset-Backed Certificates,
463	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	427
10	Series 2004-1, Class 3A, VAR, 0.726%, 04/25/34	9
1,157	Series 2004-1, Class M1, VAR, 0.916%, 03/25/34	1,091
182	Series 2004-1, Class M2, VAR, 0.991%, 03/25/34	175
955	Series 2004-6, Class M1, VAR, 0.766%, 10/25/34	891
	CPS Auto Receivables Trust,
1,711	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	1,753
6,161	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	6,328
3,231	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	3,285
14,461	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	14,640
9,182	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	9,164
10,434	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	10,431
	CPS Auto Trust,
10,251	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	10,314
5,649	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	5,660
	Credit Acceptance Auto Loan Trust,
6,277	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	6,324
4,225	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	4,259
9,767	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	9,803
206	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.476%, 11/25/35	204
1,036	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	1,036
	Exeter Automobile Receivables Trust,
6,065	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	6,078

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,300	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,303
6,077	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	6,099
314	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.266%, 12/25/36	311
	First Investors Auto Owner Trust,
7,168	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	7,209
4,780	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	4,784
	Flagship Credit Auto Trust,
10,044	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	10,033
10,495	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	10,487
9,992	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.548%, 01/15/18	9,987
	Fortress Opportunities Residential Transaction,
4,235	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	4,235
1,595	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	1,595
	Freedom Trust,
8,413	Series 2011-2, Class A11, VAR, 3.465%, 08/01/46 (e)	8,649
4,575	Series 2012-1, Class A19, VAR, 6.000%, 09/25/41 (e) (i)	4,666
8,144	Series 2012-2, Class A24, VAR, 2.669%, 10/26/42 (e) (i)	8,274
665	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	651
	GE Equipment Midticket LLC,
3,172	Series 2012-1, Class A2, 0.470%, 01/22/15	3,172
11,120	Series 2012-1, Class A3, 0.600%, 05/23/16	11,116
3,767	Series 2012-1, Class A4, 0.780%, 09/22/20	3,770
3,037	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	3,036
5,376	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	5,375
160	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.246%, 03/25/36	89
	HLSS Servicer Advance Receivables Backed Notes,
10,906	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	10,978
14,988	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	14,976
12,879	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	12,871
2,690	Series 2013-T1, Class C1, 1.644%, 01/15/44 (e)	2,689
1,525	Series 2013-T1, Class D1, 2.487%, 01/15/44 (e)	1,525
7,444	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	7,423
5,705	Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	5,704
946	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.366%, 03/25/36	703
	Honda Auto Receivables Owner Trust,
4,235	Series 2011-1, Class A4, 1.800%, 04/17/17	4,257
3,028	Series 2012-1, Class A4, 0.970%, 04/16/18	3,050
5,575	Series 2013-4, Class A3, 0.690%, 09/18/17	5,583
700	Series 2013-4, Class A4, 1.040%, 02/18/20	701
	HSBC Home Equity Loan Trust USA,
3,116	Series 2006-1, Class A1, VAR, 0.328%, 01/20/36	3,032
1,347	Series 2006-2, Class A1, VAR, 0.318%, 03/20/36	1,317
564	Series 2007-1, Class AS, VAR, 0.368%, 03/20/36	550
7,109	Series 2007-3, Class APT, VAR, 1.368%, 11/20/36	7,061
	Huntington Auto Trust,
3,394	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	3,403
7,712	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	7,791
5,035	Series 2012-1, Class A3, 0.810%, 09/15/16	5,049
	Hyundai Auto Receivables Trust,
63	Series 2010-B, Class A3, 0.970%, 04/15/15	63
5,650	Series 2010-B, Class A4, 1.630%, 03/15/17	5,707
212	Series 2011-A, Class A3, 1.160%, 04/15/15	212
5,200	Series 2011-B, Class A4, 1.650%, 02/15/17	5,252
	John Deere Owner Trust,
798	Series 2011-A, Class A3, 1.290%, 01/15/16	799

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
3,511	Series 2011-A, Class A4, 1.960%, 04/16/18	3,539
2,780	Series 2012-B, Class A2, 0.430%, 02/17/15	2,781
5,866	Series 2012-B, Class A4, 0.690%, 01/15/19	5,863
	KGS-Alpha Capital Markets LP,
72,022	Series 2012-3, 0.793%, 09/25/26	1,958
209,400	Series 2012-4, VAR, 0.779%, 09/25/37	10,633
91,465	Series 2013-2, VAR, 1.144%, 03/25/39	5,331
10,485	Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	10,952
157	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	157
5,143	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.516%, 07/25/34 (e)	5,104
	Long Beach Mortgage Loan Trust,
5,022	Series 2004-1, Class M1, VAR, 0.916%, 02/25/34	4,674
1,317	Series 2004-3, Class M1, VAR, 1.021%, 07/25/34	1,260
1,074	Series 2006-WL2, Class 2A3, VAR, 0.366%, 01/25/36	978
	LV Tower 52 Issuer LLC,
22,916	Series 2013-1, Class A, 5.500%, 06/15/18 (i)	22,913
13,478	Series 2013-1, Class M, 7.500%, 06/15/18 (i)	13,478
16,421	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	16,386
6,109	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.416%, 03/25/32	6,104
545	Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A3, 0.850%, 03/16/15	545
10,014	Mid-State Capital Corp. Trust, Series 2006- 1, Class M1, 6.083%, 10/15/40 (e)	9,935
	Mid-State Capital Trust,
5,288	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	5,447
9,517	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	9,885
19,102	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	19,226
	Nationstar Agency Advance Funding Trust,
8,309	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	8,266
1,794	Series 2013-T1A, Class BT1, 1.246%, 02/15/45 (e)	1,787
3,313	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,245
9,596	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	9,581
3,745	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	3,746
1	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.519%, 12/07/20	1
3,587	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.089%, 11/25/33	3,645
2,121	Newcastle Investment Trust, Series 2011- MH1, Class A, 2.450%, 12/10/33 (e)	2,143
1,425	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	1,426
2,985	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	3,011
13,935	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	13,935
	NYMT Residential LLC,
27,000	Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	27,000
13,130	Series 2013-RP3A, SUB, 4.850%, 09/25/18 (i)	13,130
188	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.006%, 02/25/33	172
13,103	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004- MCW1, Class M1, VAR, 1.104%, 10/25/34	13,010
4,437	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	4,415
2,500	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	2,484
	RAMP Trust,
4,478	Series 2004-RS11, Class M1, VAR, 0.786%, 11/25/34	4,353
7,589	Series 2005-EFC5, Class A3, VAR, 0.506%, 10/25/35	7,464
21,628	Series 2006-RZ1, Class A3, VAR, 0.466%, 03/25/36	20,361
	RASC Trust,
54	Series 2002-KS4, Class AIIB, VAR, 0.666%, 07/25/32	46

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
70	Series 2003-KS5, Class AIIB, VAR, 0.746%, 07/25/33	58
82	Series 2003-KS9, Class A2B, VAR, 0.806%, 11/25/33	65
125	Series 2005-KS9, Class A3, VAR, 0.536%, 10/25/35	124
10,745	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	10,797
	Real Estate Asset Trust,
207	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	208
8,414	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	8,414
4,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	4,000
2,078	Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	2,088
99	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	53
11,131	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	11,314
6,126	Resort Finance Timeshare Receivables Trust, Series 2012-2, 5.750%, 09/05/18 (i)	6,126
	RMAT,
8,697	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	8,743
4,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	4,038
700	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	686
	Santander Drive Auto Receivables Trust,
118	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	118
4,121	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,155
6,298	Series 2011-1, Class B, 2.350%, 11/16/15	6,332
975	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	976
223	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	223
66	Series 2012-1, Class A2, 1.250%, 04/15/15	66
2,469	Series 2012-1, Class A3, 1.490%, 10/15/15	2,474
400	Series 2012-2, Class A2, 0.910%, 05/15/15	401
3,289	Series 2012-2, Class A3, 1.220%, 12/15/15	3,296
3,487	Series 2012-3, Class A3, 1.080%, 04/15/16	3,494
1,441	Series 2012-5, Class A2, 0.570%, 12/15/15	1,441
3,659	Series 2012-5, Class A3, 0.830%, 12/15/16	3,665
5,312	Series 2012-6, Class A2, 0.470%, 09/15/15	5,311
3,887	Series 2012-6, Class A3, 0.620%, 07/15/16	3,890
4,388	Series 2013-1, Class A2, 0.480%, 02/16/16	4,388
2,712	Saxon Asset Securities Trust, Series 2003- 1, Class AF6, SUB, 4.795%, 06/25/33	2,752
780	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.689%, 01/25/36	492
	SNAAC Auto Receivables Trust,
910	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	911
3,214	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	3,212
29,118	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	29,220
	Springleaf Funding Trust,
55,153	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	55,077
4,484	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,551
7,730	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	7,537
	Stanwich Mortgage Loan Co. LLC,
12,893	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	12,946
19,950	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	19,940
22,490	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	22,714
20,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.399%, 02/25/15	20,000
507	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.571%, 06/25/35	506
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,440	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	1,523
757	Series 2002-AL1, Class A2, 3.450%, 02/25/32	754
2,058	Series 2002-AL1, Class A3, 3.450%, 02/25/32	2,030
3,330	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	3,353

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
2,664		Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	2,683
		Toyota Auto Receivables Owner Trust,
298		Series 2011-A, Class A3, 0.980%, 10/15/14	298
4,112		Series 2011-A, Class A4, 1.560%, 05/15/15	4,131
22,321		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.568%, 10/15/15 (e)	22,684
258		Union Pacific Railroad Co. 2003 Pass- Through Trust, Series 03-1, 4.698%, 01/02/24	280
1,739		United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	1,739
936		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	936
18,812		Vericrest Opportunity Loan Transferee, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	18,740
10,358		Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	10,385
10,330		VOLT LLC, Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e)	10,330
14,042		Volt NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	14,020
		Westgate Resorts LLC,
12,565		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	12,797
11,524		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	11,596
7,351		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	7,350
		World Omni Auto Receivables Trust,
2,910		Series 2013-B, Class A3, 0.830%, 08/15/18	2,915
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,400
		World Omni Automobile Lease Securitization Trust,
878		Series 2012-A, Class A2, 0.710%, 01/15/15	879
2,001		Series 2012-A, Class A3, 0.930%, 11/16/15	2,006

		Total Asset-Backed Securities (Cost $1,369,139)	1,377,203

Collateralized Mortgage Obligations — 27.8%
		Agency CMO — 19.5%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
307		Series 8, Class ZA, 7.000%, 03/25/23	348
192		Series 24, Class ZE, 6.250%, 11/25/23	215
1,392		Series 29, Class L, 7.500%, 04/25/24	1,604
		Federal Home Loan Mortgage Corp. Reference REMIC,
11,642		Series R006, Class ZA, 6.000%, 04/15/36	12,812
15,931		Series R007, Class ZA, 6.000%, 05/15/36	17,615
		Federal Home Loan Mortgage Corp. REMIC,
26		Series 11, Class D, 9.500%, 07/15/19	28
14		Series 22, Class C, 9.500%, 04/15/20	15
22		Series 23, Class F, 9.600%, 04/15/20	25
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
7		Series 46, Class B, 7.800%, 09/15/20	7
3		Series 47, Class F, 10.000%, 06/15/20	4
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
12		Series 99, Class Z, 9.500%, 01/15/21	14
41		Series 114, Class H, 6.950%, 01/15/21	45
–	(h)	Series 204, Class E, HB, IF, 1,855.092%, 05/15/23	7
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
9		Series 1065, Class J, 9.000%, 04/15/21	10
4		Series 1079, Class S, HB, IF, 33.430%, 05/15/21	8
9		Series 1084, Class F, VAR, 1.118%, 05/15/21	9
6		Series 1084, Class S, HB, IF, 44.470%, 05/15/21	11
11		Series 1116, Class I, 5.500%, 08/15/21	12
50		Series 1144, Class KB, 8.500%, 09/15/21	57
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 1,179.202%, 01/15/22	12
26		Series 1206, Class IA, 7.000%, 03/15/22	30
35		Series 1250, Class J, 7.000%, 05/15/22	41
91		Series 1343, Class LA, 8.000%, 08/15/22	107
36		Series 1343, Class LB, 7.500%, 08/15/22	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
60	Series 1370, Class JA, VAR, 1.318%, 09/15/22	60
61	Series 1455, Class WB, IF, 4.591%, 12/15/22	64
544	Series 1466, Class PZ, 7.500%, 02/15/23	619
8	Series 1470, Class F, VAR, 1.957%, 02/15/23	8
95	Series 1491, Class I, 7.500%, 04/15/23	109
309	Series 1498, Class I, VAR, 1.318%, 04/15/23	309
445	Series 1502, Class PX, 7.000%, 04/15/23	499
55	Series 1505, Class Q, 7.000%, 05/15/23	61
226	Series 1518, Class G, IF, 8.849%, 05/15/23	273
42	Series 1541, Class M, HB, IF, 23.715%, 07/15/23	70
200	Series 1541, Class O, VAR, 1.870%, 07/15/23	209
12	Series 1570, Class F, VAR, 2.457%, 08/15/23	12
419	Series 1573, Class PZ, 7.000%, 09/15/23	476
249	Series 1591, Class PV, 6.250%, 10/15/23	276
46	Series 1602, Class SA, HB, IF, 22.205%, 10/15/23	81
1,354	Series 1608, Class L, 6.500%, 09/15/23	1,500
243	Series 1609, Class LG, IF, 16.970%, 11/15/23	275
532	Series 1642, Class PJ, 6.000%, 11/15/23	601
213	Series 1658, Class GZ, 7.000%, 01/15/24	246
14	Series 1671, Class L, 7.000%, 02/15/24	16
19	Series 1671, Class QC, IF, 10.000%, 02/15/24	26
21	Series 1686, Class SH, IF, 18.860%, 02/15/24	32
179	Series 1695, Class EB, 7.000%, 03/15/24	206
36	Series 1699, Class FC, VAR, 0.768%, 03/15/24	36
247	Series 1700, Class GA, PO, 02/15/24	236
1,015	Series 1706, Class K, 7.000%, 03/15/24	1,156
17	Series 1709, Class FA, VAR, 1.810%, 03/15/24	18
685	Series 1720, Class PL, 7.500%, 04/15/24	794
644	Series 1737, Class L, 6.000%, 06/15/24	726
95	Series 1745, Class D, 7.500%, 08/15/24	110
510	Series 1798, Class F, 5.000%, 05/15/23	553
13	Series 1807, Class G, 9.000%, 10/15/20	15
109	Series 1829, Class ZB, 6.500%, 03/15/26	122
676	Series 1863, Class Z, 6.500%, 07/15/26	754
52	Series 1865, Class D, PO, 02/15/24	45
80	Series 1890, Class H, 7.500%, 09/15/26	93
204	Series 1899, Class ZE, 8.000%, 09/15/26	237
524	Series 1927, Class PH, 7.500%, 01/15/27	608
422	Series 1927, Class ZA, 6.500%, 01/15/27	474
13	Series 1935, Class FL, VAR, 0.868%, 02/15/27	13
166	Series 1963, Class Z, 7.500%, 01/15/27	193
26	Series 1970, Class PG, 7.250%, 07/15/27	31
452	Series 1981, Class Z, 6.000%, 05/15/27	510
282	Series 1983, Class Z, 6.500%, 12/15/23	317
181	Series 1987, Class PE, 7.500%, 09/15/27	202
286	Series 2019, Class Z, 6.500%, 12/15/27	326
1,041	Series 2033, Class J, 5.600%, 06/15/23	1,129
118	Series 2033, Class SN, HB, IF, 27.133%, 03/15/24	72
313	Series 2038, Class PN, IO, 7.000%, 03/15/28	75
899	Series 2040, Class PE, 7.500%, 03/15/28	1,044
373	Series 2054, Class PV, 7.500%, 05/15/28	434
90	Series 2056, Class TD, 6.500%, 05/15/18	97
504	Series 2063, Class PG, 6.500%, 06/15/28	571
80	Series 2064, Class TE, 7.000%, 06/15/28	92
255	Series 2070, Class C, 6.000%, 07/15/28	273
1,040	Series 2075, Class PH, 6.500%, 08/15/28	1,180
1,113	Series 2075, Class PM, 6.250%, 08/15/28	1,136
210	Series 2086, Class GB, 6.000%, 09/15/28	229
395	Series 2089, Class PJ, IO, 7.000%, 10/15/28	85
933	Series 2095, Class PE, 6.000%, 11/15/28	1,044

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3	Series 2102, Class TC, 6.000%, 12/15/13	3
2	Series 2102, Class TU, 6.000%, 12/15/13	2
1,626	Series 2106, Class ZD, 6.000%, 12/15/28	1,849
2,447	Series 2110, Class PG, 6.000%, 01/15/29	2,710
14	Series 2115, Class PE, 6.000%, 01/15/14	14
523	Series 2125, Class JZ, 6.000%, 02/15/29	579
2,416	Series 2126, Class CB, 6.250%, 02/15/29	2,693
68	Series 2132, Class SB, HB, IF, 29.822%, 03/15/29	130
41	Series 2134, Class PI, IO, 6.500%, 03/15/19	5
1	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
40	Series 2141, Class IO, IO, 7.000%, 04/15/29	9
148	Series 2163, Class PC, IO, 7.500%, 06/15/29	31
2,192	Series 2169, Class TB, 7.000%, 06/15/29	2,544
832	Series 2172, Class QC, 7.000%, 07/15/29	950
500	Series 2176, Class OJ, 7.000%, 08/15/29	575
3	Series 2196, Class TL, 7.500%, 11/15/29	3
434	Series 2201, Class C, 8.000%, 11/15/29	512
1,102	Series 2208, Class PG, 7.000%, 01/15/30	1,260
250	Series 2209, Class TC, 8.000%, 01/15/30	305
802	Series 2210, Class Z, 8.000%, 01/15/30	938
236	Series 2224, Class CB, 8.000%, 03/15/30	280
261	Series 2230, Class Z, 8.000%, 04/15/30	309
191	Series 2234, Class PZ, 7.500%, 05/15/30	223
158	Series 2247, Class Z, 7.500%, 08/15/30	186
436	Series 2256, Class MC, 7.250%, 09/15/30	507
702	Series 2259, Class ZM, 7.000%, 10/15/30	816
13	Series 2261, Class ZY, 7.500%, 10/15/30	15
54	Series 2262, Class Z, 7.500%, 10/15/30	63
759	Series 2271, Class PC, 7.250%, 12/15/30	882
924	Series 2283, Class K, 6.500%, 12/15/23	1,027
330	Series 2296, Class PD, 7.000%, 03/15/31	384
134	Series 2306, Class K, PO, 05/15/24	129
320	Series 2306, Class SE, IF, IO, 7.940%, 05/15/24	54
212	Series 2313, Class LA, 6.500%, 05/15/31	241
438	Series 2325, Class PM, 7.000%, 06/15/31	473
897	Series 2332, Class ZH, 7.000%, 07/15/31	1,037
108	Series 2333, Class HC, 6.000%, 07/15/31	107
4,675	Series 2344, Class ZD, 6.500%, 08/15/31	5,073
488	Series 2344, Class ZJ, 6.500%, 08/15/31	550
419	Series 2345, Class NE, 6.500%, 08/15/31	477
282	Series 2345, Class PQ, 6.500%, 08/15/16	298
143	Series 2347, Class VP, 6.500%, 03/15/20	143
515	Series 2351, Class PZ, 6.500%, 08/15/31	585
775	Series 2353, Class TD, 6.000%, 09/15/16	815
262	Series 2355, Class BP, 6.000%, 09/15/16	274
83	Series 2359, Class PM, 6.000%, 09/15/16	87
879	Series 2359, Class ZB, 8.500%, 06/15/31	1,065
389	Series 2360, Class PG, 6.000%, 09/15/16	410
66	Series 2363, Class PF, 6.000%, 09/15/16	69
200	Series 2366, Class MD, 6.000%, 10/15/16	211
422	Series 2367, Class ME, 6.500%, 10/15/31	452
432	Series 2388, Class FB, VAR, 0.768%, 01/15/29	435
561	Series 2391, Class QR, 5.500%, 12/15/16	588
176	Series 2394, Class MC, 6.000%, 12/15/16	186
481	Series 2399, Class OH, 6.500%, 01/15/32	523
811	Series 2399, Class TH, 6.500%, 01/15/32	881
934	Series 2410, Class NG, 6.500%, 02/15/32	1,020
564	Series 2410, Class OE, 6.375%, 02/15/32	614

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,036	Series 2410, Class QS, IF, 19.064%, 02/15/32	1,576
373	Series 2410, Class QX, IF, IO, 8.482%, 02/15/32	91
988	Series 2412, Class SP, IF, 15.765%, 02/15/32	1,366
2,414	Series 2418, Class FO, VAR, 1.068%, 02/15/32	2,452
940	Series 2420, Class XK, 6.500%, 02/15/32	1,018
677	Series 2423, Class MC, 7.000%, 03/15/32	788
904	Series 2423, Class MT, 7.000%, 03/15/32	1,046
956	Series 2423, Class TB, 6.500%, 03/15/32	1,086
183	Series 2425, Class OB, 6.000%, 03/15/17	194
1,258	Series 2430, Class WF, 6.500%, 03/15/32	1,434
1,618	Series 2434, Class TC, 7.000%, 04/15/32	1,829
3,177	Series 2434, Class ZA, 6.500%, 04/15/32	3,593
1,612	Series 2435, Class CJ, 6.500%, 04/15/32	1,777
623	Series 2436, Class MC, 7.000%, 04/15/32	711
313	Series 2441, Class GF, 6.500%, 04/15/32	357
802	Series 2444, Class ES, IF, IO, 7.782%, 03/15/32	153
722	Series 2450, Class GZ, 7.000%, 05/15/32	835
523	Series 2450, Class SW, IF, IO, 7.832%, 03/15/32	105
1,133	Series 2455, Class GK, 6.500%, 05/15/32	1,289
108	Series 2458, Class QE, 5.500%, 06/15/17	113
911	Series 2458, Class ZM, 6.500%, 06/15/32	1,034
579	Series 2463, Class CE, 6.000%, 06/15/17	610
652	Series 2466, Class DH, 6.500%, 06/15/32	743
123	Series 2466, Class PG, 6.500%, 04/15/32	123
1,256	Series 2466, Class PH, 6.500%, 06/15/32	1,378
933	Series 2474, Class NR, 6.500%, 07/15/32	1,063
2,042	Series 2475, Class S, IF, IO, 7.832%, 02/15/32	381
1,441	Series 2484, Class LZ, 6.500%, 07/15/32	1,625
93	Series 2488, Class WS, IF, 16.351%, 08/15/17	112
1,885	Series 2500, Class MC, 6.000%, 09/15/32	2,094
234	Series 2508, Class AQ, 5.500%, 10/15/17	250
1,931	Series 2512, Class PG, 5.500%, 10/15/22	2,141
220	Series 2515, Class MG, 4.000%, 09/15/17	223
659	Series 2535, Class BK, 5.500%, 12/15/22	732
1,090	Series 2537, Class TE, 5.500%, 12/15/17	1,166
573	Series 2543, Class LX, 5.000%, 12/15/17	608
2,812	Series 2543, Class YX, 6.000%, 12/15/32	3,155
1,561	Series 2544, Class HC, 6.000%, 12/15/32	1,752
724	Series 2549, Class ZG, 5.000%, 01/15/18	747
1,730	Series 2552, Class ME, 6.000%, 01/15/33	1,941
1,448	Series 2567, Class QD, 6.000%, 02/15/33	1,587
1,224	Series 2571, Class FY, VAR, 0.918%, 12/15/32	1,228
177	Series 2571, Class SK, HB, IF, 33.777%, 09/15/23	342
722	Series 2571, Class SY, IF, 18.198%, 12/15/32	1,139
6,366	Series 2575, Class ME, 6.000%, 02/15/33	7,140
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,410
675	Series 2586, Class WI, IO, 6.500%, 03/15/33	143
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,420
1,112	Series 2596, Class QG, 6.000%, 03/15/33	1,238
493	Series 2611, Class UH, 4.500%, 05/15/18	521
761	Series 2626, Class NS, IF, IO, 6.382%, 06/15/23	68
426	Series 2629, Class BY, IO, 4.500%, 03/15/18	15
2,322	Series 2631, Class SA, IF, 14.543%, 06/15/33	2,996
4,126	Series 2636, Class Z, 4.500%, 06/15/18	4,361
639	Series 2637, Class SA, IF, IO, 5.932%, 06/15/18	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
118	Series 2638, Class DS, IF, 8.432%, 07/15/23	138
44	Series 2640, Class UG, IO, 5.000%, 01/15/32	—	(h)
4	Series 2642, Class SL, IF, 6.716%, 07/15/33	4
286	Series 2650, Class PO, PO, 12/15/32	280
1,479	Series 2650, Class SO, PO, 12/15/32	1,455
3,801	Series 2651, Class VZ, 4.500%, 07/15/18	4,021
7,660	Series 2653, Class PZ, 5.000%, 07/15/33	8,634
944	Series 2655, Class EO, PO, 02/15/33	940
718	Series 2671, Class S, IF, 14.451%, 09/15/33	926
4,205	Series 2684, Class PO, PO, 01/15/33	4,180
562	Series 2692, Class SC, IF, 12.951%, 07/15/33	691
56	Series 2696, Class CO, PO, 10/15/18	54
4,484	Series 2709, Class PG, 5.000%, 11/15/23	4,986
1,702	Series 2710, Class HB, 5.500%, 11/15/23	1,890
659	Series 2715, Class OG, 5.000%, 01/15/23	676
738	Series 2720, Class PC, 5.000%, 12/15/23	802
4,484	Series 2722, Class PF, VAR, 0.768%, 12/15/33	4,492
9,421	Series 2733, Class SB, IF, 7.859%, 10/15/33	11,014
869	Series 2744, Class PE, 5.500%, 02/15/34	929
1,757	Series 2744, Class TU, 5.500%, 05/15/32	1,855
1,010	Series 2748, Class KO, PO, 10/15/23	1,006
140	Series 2755, Class SA, IF, 13.865%, 05/15/30	143
1,613	Series 2758, Class AO, PO, 03/15/19	1,558
643	Series 2777, Class KO, PO, 02/15/33	638
64	Series 2780, Class JG, 4.500%, 04/15/19	65
385	Series 2780, Class SY, IF, 16.131%, 11/15/33	516
5,087	Series 2802, Class OH, 6.000%, 05/15/34	5,699
204	Series 2827, Class QE, 5.500%, 03/15/33	205
816	Series 2835, Class BO, PO, 12/15/28	807
198	Series 2835, Class QO, PO, 12/15/32	182
82	Series 2840, Class JO, PO, 06/15/23	80
2,004	Series 2903, Class Z, 5.000%, 12/15/24	2,179
1,082	Series 2929, Class MS, HB, IF, 27.422%, 02/15/35	1,830
5,960	Series 2934, Class EC, PO, 02/15/20	5,933
69	Series 2934, Class EN, PO, 02/15/18	68
1,775	Series 2934, Class HI, IO, 5.000%, 02/15/20	176
1,201	Series 2934, Class KI, IO, 5.000%, 02/15/20	115
607	Series 2945, Class SA, IF, 11.992%, 03/15/20	707
543	Series 2967, Class S, HB, IF, 32.903%, 04/15/25	928
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,465
2,728	Series 2968, Class MD, 5.500%, 12/15/33	2,895
1,756	Series 2981, Class FA, VAR, 0.568%, 05/15/35	1,751
1,680	Series 2988, Class AF, VAR, 0.468%, 06/15/35	1,679
113	Series 2989, Class PO, PO, 06/15/23	110
974	Series 2990, Class GO, PO, 02/15/35	836
3,237	Series 2990, Class LK, VAR, 0.538%, 10/15/34	3,239
2,190	Series 2990, Class SL, HB, IF, 23.878%, 06/15/34	3,255
530	Series 2990, Class WP, IF, 16.595%, 06/15/35	641
4,484	Series 2992, Class LB, 5.000%, 06/15/20	4,926
84	Series 3007, Class AI, IO, 5.500%, 07/15/24	2
95	Series 3014, Class OD, PO, 08/15/35	76
343	Series 3022, Class SX, IF, 16.456%, 08/15/25	445
1,069	Series 3029, Class SO, PO, 09/15/35	1,014
318	Series 3047, Class OB, 5.500%, 12/15/33	323
8,128	Series 3049, Class XF, VAR, 0.518%, 05/15/33	8,182
596	Series 3051, Class DP, HB, IF, 27.290%, 10/15/25	980
1,025	Series 3064, Class SG, IF, 19.441%, 11/15/35	1,455

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,958	Series 3065, Class DF, VAR, 0.548%, 04/15/35	3,964
222	Series 3068, Class AO, PO, 01/15/35	219
1,843	Series 3077, Class TO, PO, 04/15/35	1,767
2,153	Series 3085, Class WF, VAR, 0.968%, 08/15/35	2,175
4,671	Series 3101, Class UZ, 6.000%, 01/15/36	5,208
387	Series 3102, Class HS, HB, IF, 23.952%, 01/15/36	595
4,212	Series 3117, Class AO, PO, 02/15/36	4,053
842	Series 3117, Class EO, PO, 02/15/36	775
1,345	Series 3117, Class OG, PO, 02/15/36	1,319
724	Series 3117, Class OK, PO, 02/15/36	665
2,583	Series 3122, Class OH, PO, 03/15/36	2,482
2,406	Series 3122, Class OP, PO, 03/15/36	2,318
15	Series 3122, Class ZB, 6.000%, 03/15/36	15
257	Series 3134, Class PO, PO, 03/15/36	239
2,496	Series 3137, Class XP, 6.000%, 04/15/36	2,787
1,369	Series 3138, Class PO, PO, 04/15/36	1,271
4,875	Series 3147, Class PO, PO, 04/15/36	4,662
126	Series 3149, Class SO, PO, 05/15/36	96
886	Series 3151, Class PO, PO, 05/15/36	838
1,752	Series 3153, Class EO, PO, 05/15/36	1,621
585	Series 3164, Class MG, 6.000%, 06/15/36	652
3,921	Series 3171, Class MO, PO, 06/15/36	3,625
693	Series 3174, Class PX, 5.000%, 06/15/17	723
915	Series 3179, Class OA, PO, 07/15/36	846
3,915	Series 3181, Class AZ, 6.500%, 07/15/36	4,549
1,154	Series 3184, Class OA, PO, 02/15/33	1,147
2,491	Series 3189, Class PC, 6.000%, 08/15/35	2,612
555	Series 3194, Class SA, IF, IO, 6.932%, 07/15/36	95
3,013	Series 3195, Class PD, 6.500%, 07/15/36	3,427
6,268	Series 3200, Class AY, 5.500%, 08/15/36	6,814
1,222	Series 3200, Class PO, PO, 08/15/36	1,153
16,047	Series 3202, Class HI, IF, IO, 6.482%, 08/15/36	2,919
783	Series 3213, Class OA, PO, 09/15/36	732
508	Series 3218, Class AO, PO, 09/15/36	475
4,703	Series 3218, Class BE, 6.000%, 09/15/35	4,942
2,995	Series 3219, Class DI, IO, 6.000%, 04/15/36	534
1,412	Series 3225, Class EO, PO, 10/15/36	1,333
1,595	Series 3232, Class ST, IF, IO, 6.532%, 10/15/36	267
410	Series 3233, Class OP, PO, 05/15/36	363
6,352	Series 3253, Class PO, PO, 12/15/21	6,154
658	Series 3256, Class PO, PO, 12/15/36	604
1,038	Series 3260, Class CS, IF, IO, 5.972%, 01/15/37	152
578	Series 3261, Class OA, PO, 01/15/37	546
3,226	Series 3274, Class B, 6.000%, 02/15/37	3,521
400	Series 3274, Class JO, PO, 02/15/37	376
1,737	Series 3275, Class FL, VAR, 0.608%, 02/15/37	1,737
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,520
879	Series 3286, Class PO, PO, 03/15/37	831
2,042	Series 3290, Class SB, IF, IO, 6.282%, 03/15/37	276
2,288	Series 3302, Class UT, 6.000%, 04/15/37	2,548
1,446	Series 3305, Class MG, IF, 2.388%, 07/15/34	1,424
6,477	Series 3315, Class HZ, 6.000%, 05/15/37	7,254
1,449	Series 3316, Class PO, PO, 05/15/37	1,364
99	Series 3318, Class AO, PO, 05/15/37	93
505	Series 3326, Class JO, PO, 06/15/37	476
4,484	Series 3329, Class JD, 6.000%, 06/15/36	4,817
793	Series 3331, Class PO, PO, 06/15/37	743
1,614	Series 3344, Class SL, IF, IO, 6.432%, 07/15/37	234
874	Series 3365, Class PO, PO, 09/15/37	829
572	Series 3371, Class FA, VAR, 0.768%, 09/15/37	575
837	Series 3373, Class TO, PO, 04/15/37	777

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,370	Series 3383, Class SA, IF, IO, 6.282%, 11/15/37	747
9,015	Series 3387, Class SA, IF, IO, 6.252%, 11/15/37	1,219
485	Series 3389, Class DQ, 5.750%, 10/15/35	507
2,538	Series 3393, Class JO, PO, 09/15/32	2,005
1,644	Series 3398, Class PO, PO, 01/15/36	1,630
10,153	Series 3404, Class SC, IF, IO, 5.832%, 01/15/38	1,337
501	Series 3422, Class SE, IF, 17.031%, 02/15/38	647
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,442
3,593	Series 3424, Class PI, IF, IO, 6.632%, 04/15/38	526
276	Series 3443, Class SY, IF, 9.000%, 03/15/37	292
4,796	Series 3453, Class B, 5.500%, 05/15/38	5,279
3,578	Series 3455, Class SE, IF, IO, 6.032%, 06/15/38	533
891	Series 3461, Class LZ, 6.000%, 06/15/38	993
7,441	Series 3461, Class Z, 6.000%, 06/15/38	8,592
6,907	Series 3481, Class SJ, IF, IO, 5.682%, 08/15/38	1,024
6,726	Series 3493, Class LA, 4.000%, 10/15/23	7,288
5,829	Series 3501, Class CB, 5.500%, 01/15/39	6,432
4,111	Series 3505, Class SA, IF, IO, 5.832%, 01/15/39	542
1,514	Series 3510, Class OD, PO, 02/15/37	1,437
3,980	Series 3511, Class SA, IF, IO, 5.832%, 02/15/39	529
448	Series 3515, Class PI, IO, 5.500%, 07/15/37	30
910	Series 3523, Class SD, IF, 19.201%, 06/15/36	1,238
4,437	Series 3531, Class SA, IF, IO, 6.132%, 05/15/39	668
3,165	Series 3531, Class SM, IF, IO, 5.932%, 05/15/39	532
1,882	Series 3546, Class A, VAR, 2.127%, 02/15/39	1,931
3,298	Series 3549, Class FA, VAR, 1.368%, 07/15/39	3,342
2,759	Series 3607, Class AO, PO, 04/15/36	2,571
5,056	Series 3607, Class BO, PO, 04/15/36	4,711
1,256	Series 3607, Class EO, PO, 02/15/33	1,250
4,342	Series 3607, Class OP, PO, 07/15/37	4,064
6,394	Series 3607, Class PO, PO, 05/15/37	6,054
2,966	Series 3607, Class TO, PO, 10/15/39	2,765
5,654	Series 3608, Class SC, IF, IO, 6.082%, 12/15/39	836
4,044	Series 3611, Class PO, PO, 07/15/34	3,749
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,882
3,420	Series 3621, Class BO, PO, 01/15/40	3,233
4,125	Series 3632, Class BS, IF, 16.941%, 02/15/40	6,097
2,237	Series 3645, Class KZ, 5.500%, 08/15/36	2,453
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,495
3,622	Series 3654, Class VB, 5.500%, 10/15/27	3,881
3,074	Series 3659, Class VE, 5.000%, 03/15/26	3,400
6,738	Series 3666, Class VA, 5.500%, 12/15/22	6,902
16,842	Series 3680, Class MA, 4.500%, 07/15/39	18,418
6,278	Series 3684, Class CY, 4.500%, 06/15/25	6,780
11,777	Series 3687, Class MA, 4.500%, 02/15/37	12,628
4,080	Series 3688, Class CU, VAR, 6.746%, 11/15/21	4,386
20,642	Series 3688, Class GT, VAR, 7.195%, 11/15/46	25,059
53,810	Series 3704, Class CT, 7.000%, 12/15/36	64,864
22,857	Series 3704, Class DT, 7.500%, 11/15/36	26,474
21,487	Series 3704, Class ET, 7.500%, 12/15/36	26,346
10,881	Series 3710, Class FL, VAR, 0.668%, 05/15/36	10,890
16,031	Series 3740, Class SB, IF, IO, 5.832%, 10/15/40	2,590
14,716	Series 3740, Class SC, IF, IO, 5.832%, 10/15/40	2,218
29,555	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,130
6,858	Series 3756, Class IP, IO, 4.000%, 08/15/35	262
20,966	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,494

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
14,053	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,331
10,738	Series 3760, Class NI, IO, 4.000%, 10/15/37	944
11,635	Series 3779, Class IH, IO, 4.000%, 11/15/34	1,057
10,266	Series 3795, Class EI, IO, 5.000%, 10/15/39	1,773
1,844	Series 3798, Class BF, VAR, 0.468%, 06/15/24	1,850
5,836	Series 3800, Class AI, IO, 4.000%, 11/15/29	692
32,720	Series 3802, Class LS, IF, IO, 2.141%, 01/15/40	1,728
25,265	Series 3819, Class ZQ, 6.000%, 04/15/36	28,052
7,522	Series 3852, Class QN, IF, 5.500%, 05/15/41	8,139
18,163	Series 3852, Class TP, IF, 5.500%, 05/15/41	19,500
8,353	Series 3860, Class PZ, 5.000%, 05/15/41	8,802
3,608	Series 3895, Class WA, VAR, 5.723%, 10/15/38	4,004
8,251	Series 3920, Class LP, 5.000%, 01/15/34	9,034
19,053	Series 3957, Class B, 4.000%, 11/15/41	19,724
5,165	Series 3966, Class BF, VAR, 0.668%, 10/15/40	5,193
8,041	Series 3966, Class NA, 4.000%, 12/15/41	8,215
15,205	Series 3998, Class GF, VAR, 0.618%, 05/15/36	15,236
15,519	Series 4012, Class FN, VAR, 0.668%, 03/15/42	15,482
18,439	Series 4048, Class FB, VAR, 0.568%, 10/15/41	18,533
30,457	Series 4048, Class FJ, VAR, 0.568%, 07/15/37	30,304
4,831	Series 4073, Class MF, VAR, 0.618%, 08/15/39	4,838
8,240	Series 4077, Class FB, VAR, 0.668%, 07/15/42	8,211
14,493	Series 4087, Class FA, VAR, 0.618%, 05/15/39	14,508
9,941	Series 4095, Class FB, VAR, 0.568%, 04/15/39	9,907
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,547
10,594	Series 4219, Class JA, 3.500%, 08/15/39	10,921
4,297	Series 4238, Class WY, 3.000%, 08/15/33	3,972
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 134, Class B, IO, 9.000%, 04/01/22	1
2,009	Series 197, Class PO, PO, 04/01/28	1,880
4,657	Series 233, Class 11, IO, 5.000%, 09/15/35	827
3,854	Series 233, Class 12, IO, 5.000%, 09/15/35	632
7,366	Series 233, Class 13, IO, 5.000%, 09/15/35	1,306
16,738	Series 239, Class S30, IF, IO, 7.532%, 08/15/36	2,718
2,384	Series 243, Class 16, IO, 4.500%, 11/15/20	187
1,543	Series 243, Class 17, IO, 4.500%, 12/15/20	126
98,111	Series 262, Class 35, 3.500%, 07/15/42	99,683
39,318	Series 264, Class F1, VAR, 0.718%, 07/15/42	39,078
35,961	Series 267, Class F5, VAR, 0.668%, 08/15/42	35,988
12,717	Series 270, Class F1, VAR, 0.668%, 08/15/42	12,729
11,079	Series 274, Class F1, VAR, 0.668%, 08/15/42	11,073
28,544	Series 279, Class F6, VAR, 0.618%, 09/15/42	28,346
13,976	Series 281, Class F1, VAR, 0.668%, 10/15/42	13,892
8,600	Series 299, Class 300, 3.000%, 01/15/43	8,470
13,749	Series 310, Class PO, PO, 09/15/43	9,770
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
948	Series T-41, Class 3A, VAR, 6.380%, 07/25/32	1,092
3,930	Series T-42, Class A5, 7.500%, 02/25/42	4,638
2,765	Series T-48, Class 1A, VAR, 5.779%, 07/25/33	3,188
586	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	694
3,656	Series T-54, Class 2A, 6.500%, 02/25/43	4,340
1,261	Series T-54, Class 3A, 7.000%, 02/25/43	1,469
8,706	Series T-56, Class A5, 5.231%, 05/25/43	9,506
937	Series T-57, Class 1A3, 7.500%, 07/25/43	1,088
365	Series T-57, Class 1AP, PO, 07/25/43	319

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
5,001		Series T-58, Class 4A, 7.500%, 09/25/43	5,940
445		Series T-58, Class APO, PO, 09/25/43	365
4,871		Series T-59, Class 1A2, 7.000%, 10/25/43	5,595
484		Series T-59, Class 1AP, PO, 10/25/43	414
7,217		Series T-62, Class 1A1, VAR, 1.343%, 10/25/44	7,380
23,918		Series T-76, Class 2A, VAR, 3.287%, 10/25/37	23,973
		Federal National Mortgage Association - ACES,
19,281		Series 2010-M1, Class A2, 4.450%, 09/25/19	21,528
7,174		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,942
6,092		Series 2010-M7, Class A2, 3.655%, 11/25/20	6,513
8,968		Series 2011-M1, Class A3, 3.763%, 06/25/21	9,460
7,770		Series 2011-M2, Class A2, 3.645%, 07/25/21	8,277
52,463		Series 2011-M2, Class A3, 3.764%, 07/25/21	55,565
28,877		Series 2011-M4, Class A2, 3.726%, 06/25/21	30,652
6,139		Series 2011-M8, Class A2, 2.922%, 08/25/21	6,160
23,107		Series 2012-M11, Class FA, VAR, 0.702%, 08/25/19	23,251
6,794		Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	6,838
6,457		Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,419
4,118		Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,909
11,791		Series 2013-M7, Class A2, 2.280%, 12/27/22	10,960
11,658		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	10,936
		Federal National Mortgage Association Grantor Trust,
1,619		Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,812
1,835		Series 2001-T10, Class A2, 7.500%, 12/25/41	2,144
2,038		Series 2001-T3, Class A1, 7.500%, 11/25/40	2,406
2,157		Series 2002-T16, Class A2, 7.000%, 07/25/42	2,507
639		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	735
4,539		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	5,344
2,805		Series 2004-T2, Class 2A, VAR, 3.341%, 07/25/43	2,913
6,256		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	7,120
2,470		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,819
617		Series 2004-T3, Class PT1, VAR, 8.976%, 01/25/44	693
		Federal National Mortgage Association REMIC,
11		Series 1988-7, Class Z, 9.250%, 04/25/18	12
40		Series 1989-70, Class G, 8.000%, 10/25/19	45
17		Series 1989-78, Class H, 9.400%, 11/25/19	19
22		Series 1989-83, Class H, 8.500%, 11/25/19	25
18		Series 1989-89, Class H, 9.000%, 11/25/19	21
11		Series 1990-1, Class D, 8.800%, 01/25/20	12
4		Series 1990-7, Class B, 8.500%, 01/25/20	5
5		Series 1990-60, Class K, 5.500%, 06/25/20	6
10		Series 1990-63, Class H, 9.500%, 06/25/20	11
6		Series 1990-93, Class G, 5.500%, 08/25/20	6
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
53		Series 1990-102, Class J, 6.500%, 08/25/20	58
39		Series 1990-120, Class H, 9.000%, 10/25/20	45
6		Series 1990-134, Class SC, HB, IF, 21.351%, 11/25/20	9
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
12		Series 1991-24, Class Z, 5.000%, 03/25/21	13
11		Series 1991-42, Class S, IF, 17.385%, 05/25/21	15
2		Series 1992-101, Class J, 7.500%, 06/25/22	2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
342		Series 1992-117, Class MA, 8.000%, 07/25/22	391
62		Series 1992-136, Class PK, 6.000%, 08/25/22	68
54		Series 1992-143, Class MA, 5.500%, 09/25/22	59
419		Series 1992-150, Class M, 8.000%, 09/25/22	480
142		Series 1992-163, Class M, 7.750%, 09/25/22	163
202		Series 1992-188, Class PZ, 7.500%, 10/25/22	229
94		Series 1993-21, Class KA, 7.700%, 03/25/23	108
231		Series 1993-25, Class J, 7.500%, 03/25/23	263
37		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	52
557		Series 1993-37, Class PX, 7.000%, 03/25/23	631
202		Series 1993-54, Class Z, 7.000%, 04/25/23	229
2,193		Series 1993-56, Class PZ, 7.000%, 05/25/23	2,488
97		Series 1993-62, Class SA, IF, 18.300%, 04/25/23	146
1,053		Series 1993-99, Class Z, 7.000%, 07/25/23	1,179
52		Series 1993-122, Class M, 6.500%, 07/25/23	58
1,071		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	1,204
1,731		Series 1993-141, Class Z, 7.000%, 08/25/23	1,959
49		Series 1993-165, Class SD, IF, 12.826%, 09/25/23	64
61		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	75
88		Series 1993-178, Class PK, 6.500%, 09/25/23	97
41		Series 1993-179, Class SB, HB, IF, 25.563%, 10/25/23	67
27		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	32
1,464		Series 1993-183, Class KA, 6.500%, 10/25/23	1,627
639		Series 1993-189, Class PL, 6.500%, 10/25/23	729
74		Series 1993-199, Class FA, VAR, 0.716%, 10/25/23	74
79		Series 1993-205, Class H, PO, 09/25/23	72
–	(h)	Series 1993-225, Class SG, HB, IF, 26.819%, 12/25/13	—	(h)
123		Series 1993-225, Class UB, 6.500%, 12/25/23	143
36		Series 1993-230, Class FA, VAR, 0.766%, 12/25/23	36
115		Series 1993-247, Class FE, VAR, 1.166%, 12/25/23	117
140		Series 1993-247, Class SA, HB, IF, 26.773%, 12/25/23	252
53		Series 1993-247, Class SU, IF, 11.993%, 12/25/23	71
277		Series 1993-250, Class Z, 7.000%, 12/25/23	286
9		Series 1994-9, Class E, PO, 11/25/23	8
447		Series 1994-37, Class L, 6.500%, 03/25/24	499
2,199		Series 1994-40, Class Z, 6.500%, 03/25/24	2,442
3,609		Series 1994-62, Class PK, 7.000%, 04/25/24	4,112
1,610		Series 1994-63, Class PK, 7.000%, 04/25/24	1,836
83		Series 1995-2, Class Z, 8.500%, 01/25/25	98
334		Series 1995-19, Class Z, 6.500%, 11/25/23	387
849		Series 1996-14, Class SE, IF, IO, 8.200%, 08/25/23	147
29		Series 1996-27, Class FC, VAR, 0.666%, 03/25/17	29
767		Series 1996-48, Class Z, 7.000%, 11/25/26	871
78		Series 1996-59, Class J, 6.500%, 08/25/22	86
205		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	9
663		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	30
129		Series 1997-27, Class J, 7.500%, 04/18/27	144
182		Series 1997-29, Class J, 7.500%, 04/20/27	216
459		Series 1997-32, Class PG, 6.500%, 04/25/27	516
682		Series 1997-39, Class PD, 7.500%, 05/20/27	807
46		Series 1997-42, Class ZC, 6.500%, 07/18/27	51
852		Series 1997-61, Class ZC, 7.000%, 02/25/23	970

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
206		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	43
25		Series 1998-4, Class C, PO, 04/25/23	25
371		Series 1998-36, Class ZB, 6.000%, 07/18/28	408
163		Series 1998-43, Class SA, IF, IO, 17.797%, 04/25/23	60
291		Series 1998-66, Class SB, IF, IO, 7.984%, 12/25/28	51
156		Series 1999-17, Class C, 6.350%, 04/25/29	177
853		Series 1999-18, Class Z, 5.500%, 04/18/29	938
205		Series 1999-38, Class SK, IF, IO, 7.884%, 08/25/23	24
77		Series 1999-52, Class NS, HB, IF, 22.915%, 10/25/23	123
218		Series 1999-62, Class PB, 7.500%, 12/18/29	253
1,174		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,364
394		Series 2000-20, Class SA, IF, IO, 8.934%, 07/25/30	95
50		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	12
413		Series 2001-4, Class PC, 7.000%, 03/25/21	460
–	(h)	Series 2001-5, Class OW, 6.000%, 03/25/16	—	(h)
140		Series 2001-7, Class PF, 7.000%, 03/25/31	163
45		Series 2001-7, Class PR, 6.000%, 03/25/16	45
30		Series 2001-10, Class PR, 6.000%, 04/25/16	30
470		Series 2001-30, Class PM, 7.000%, 07/25/31	543
833		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	178
879		Series 2001-36, Class DE, 7.000%, 08/25/31	1,020
1,035		Series 2001-44, Class MY, 7.000%, 09/25/31	1,201
254		Series 2001-44, Class PD, 7.000%, 09/25/31	291
162		Series 2001-44, Class PU, 7.000%, 09/25/31	188
2,474		Series 2001-48, Class Z, 6.500%, 09/25/21	2,774
233		Series 2001-49, Class Z, 6.500%, 09/25/31	263
124		Series 2001-52, Class KB, 6.500%, 10/25/31	141
152		Series 2001-52, Class XN, 6.500%, 11/25/15	158
1,686		Series 2001-60, Class PX, 6.000%, 11/25/31	1,899
617		Series 2001-60, Class QS, HB, IF, 23.919%, 09/25/31	1,081
1,494		Series 2001-61, Class Z, 7.000%, 11/25/31	1,710
301		Series 2001-71, Class MB, 6.000%, 12/25/16	318
480		Series 2001-71, Class QE, 6.000%, 12/25/16	504
72		Series 2001-72, Class SX, IF, 17.079%, 12/25/31	108
1,675		Series 2001-74, Class MB, 6.000%, 12/25/16	1,765
67		Series 2001-81, Class LO, PO, 01/25/32	62
691		Series 2002-1, Class G, 7.000%, 07/25/23	789
340		Series 2002-1, Class HC, 6.500%, 02/25/22	377
253		Series 2002-1, Class SA, HB, IF, 24.648%, 02/25/32	443
115		Series 2002-1, Class UD, HB, IF, 23.919%, 12/25/23	187
444		Series 2002-2, Class UC, 6.000%, 02/25/17	469
1,073		Series 2002-3, Class OG, 6.000%, 02/25/17	1,127
2,344		Series 2002-5, Class PK, 6.000%, 02/25/22	2,611
190		Series 2002-7, Class OG, 6.000%, 03/25/17	200
545		Series 2002-7, Class TG, 6.000%, 03/25/17	572
1,545		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	54
24		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	30
3,866		Series 2002-15, Class ZA, 6.000%, 04/25/32	4,329
1,026		Series 2002-16, Class PG, 6.000%, 04/25/17	1,082
33		Series 2002-18, Class PC, 5.500%, 04/25/17	33
180		Series 2002-19, Class PE, 6.000%, 04/25/17	188
49		Series 2002-21, Class LO, PO, 04/25/32	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
722	Series 2002-21, Class PE, 6.500%, 04/25/32	793
790	Series 2002-24, Class AJ, 6.000%, 04/25/17	837
1,462	Series 2002-28, Class PK, 6.500%, 05/25/32	1,664
405	Series 2002-31, Class S, IF, 18.922%, 05/25/17	504
552	Series 2002-37, Class Z, 6.500%, 06/25/32	622
2,168	Series 2002-38, Class QE, 6.000%, 06/25/17	2,274
1,650	Series 2002-48, Class GH, 6.500%, 08/25/32	1,879
2,718	Series 2002-54, Class PG, 6.000%, 09/25/22	3,023
956	Series 2002-57, Class AE, 5.500%, 09/25/17	1,011
193	Series 2002-63, Class KC, 5.000%, 10/25/17	204
358	Series 2002-71, Class AP, 5.000%, 11/25/32	389
287	Series 2002-77, Class S, IF, 14.179%, 12/25/32	376
4,765	Series 2002-78, Class Z, 5.500%, 12/25/32	5,233
934	Series 2002-83, Class CS, 6.881%, 08/25/23	1,059
1,005	Series 2002-90, Class A1, 6.500%, 06/25/42	1,156
528	Series 2003-9, Class NZ, 6.500%, 02/25/33	588
777	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	133
4,484	Series 2003-17, Class EQ, 5.500%, 03/25/23	4,952
4,080	Series 2003-22, Class UD, 4.000%, 04/25/33	4,332
7,174	Series 2003-23, Class EQ, 5.500%, 04/25/23	7,999
581	Series 2003-32, Class KC, 5.000%, 05/25/18	615
2,596	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	593
1,163	Series 2003-34, Class AX, 6.000%, 05/25/33	1,302
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,301
574	Series 2003-34, Class GB, 6.000%, 03/25/33	649
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,222
194	Series 2003-35, Class EA, PO, 05/25/33	163
263	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	49
1,758	Series 2003-39, Class LW, 5.500%, 05/25/23	1,956
443	Series 2003-42, Class GB, 4.000%, 05/25/33	475
112	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	3
1,715	Series 2003-47, Class PE, 5.750%, 06/25/33	1,893
442	Series 2003-52, Class SX, HB, IF, 22.452%, 10/25/31	765
661	Series 2003-64, Class SX, IF, 13.330%, 07/25/33	784
1,258	Series 2003-71, Class DS, IF, 7.243%, 08/25/33	1,287
6,473	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	1,090
3,331	Series 2003-73, Class HC, 5.500%, 08/25/33	3,675
139	Series 2003-74, Class SH, IF, 9.871%, 08/25/33	139
810	Series 2003-76, Class SH, IF, 13.868%, 09/25/31	919
1,983	Series 2003-80, Class SY, IF, IO, 7.484%, 06/25/23	183
2,744	Series 2003-81, Class HC, 4.750%, 09/25/18	2,918
1,463	Series 2003-82, Class VB, 5.500%, 08/25/33	1,588
2,614	Series 2003-83, Class PG, 5.000%, 06/25/23	2,790
521	Series 2003-91, Class SD, IF, 12.223%, 09/25/33	645
18,801	Series 2003-105, Class AZ, 5.500%, 10/25/33	20,581
3,273	Series 2003-116, Class SB, IF, IO, 7.434%, 11/25/33	650
2	Series 2003-128, Class KE, 4.500%, 01/25/14	1
1,014	Series 2003-130, Class CS, IF, 13.768%, 12/25/33	1,232
297	Series 2003-130, Class SX, IF, 11.271%, 01/25/34	355
457	Series 2003-131, Class SK, IF, 15.868%, 01/25/34	612
222	Series 2003-132, Class OA, PO, 08/25/33	214
2,219	Series 2004-4, Class QI, IF, IO, 6.934%, 06/25/33	321

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,651	Series 2004-4, Class QM, IF, 13.868%, 06/25/33	2,048
1,430	Series 2004-10, Class SC, HB, IF, 27.936%, 02/25/34	1,981
3,975	Series 2004-17, Class H, 5.500%, 04/25/34	4,355
612	Series 2004-21, Class AE, 4.000%, 04/25/19	646
2,103	Series 2004-25, Class SA, IF, 19.069%, 04/25/34	2,939
3,339	Series 2004-28, Class PF, VAR, 0.566%, 03/25/34	3,342
6,227	Series 2004-36, Class FA, VAR, 0.566%, 05/25/34	6,205
1,435	Series 2004-36, Class PC, 5.500%, 02/25/34	1,542
2,662	Series 2004-36, Class SA, IF, 19.069%, 05/25/34	3,700
723	Series 2004-36, Class SN, IF, 13.868%, 07/25/33	874
3,640	Series 2004-46, Class EP, PO, 03/25/34	3,380
599	Series 2004-46, Class QB, HB, IF, 23.336%, 05/25/34	930
487	Series 2004-46, Class SK, IF, 16.044%, 05/25/34	628
9,021	Series 2004-50, Class VZ, 5.500%, 07/25/34	9,902
462	Series 2004-51, Class SY, IF, 13.908%, 07/25/34	599
505	Series 2004-53, Class NC, 5.500%, 07/25/24	561
349	Series 2004-59, Class BG, PO, 12/25/32	321
6,958	Series 2004-61, Class FH, VAR, 0.966%, 11/25/32	7,027
169	Series 2004-61, Class SH, HB, IF, 23.324%, 11/25/32	274
455	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	538
4,289	Series 2004-65, Class EY, 5.500%, 08/25/24	4,729
437	Series 2004-74, Class SW, IF, 15.165%, 11/25/31	614
1,849	Series 2004-79, Class S, IF, 19.343%, 08/25/32	2,371
649	Series 2004-79, Class SP, IF, 19.343%, 11/25/34	884
716	Series 2004-81, Class AC, 4.000%, 11/25/19	756
7,031	Series 2004-81, Class JG, 5.000%, 11/25/24	7,792
4,030	Series 2004-87, Class F, VAR, 0.916%, 01/25/34	4,071
202	Series 2004-89, Class EA, IF, 12.920%, 01/25/34	222
13	Series 2004-92, Class JO, PO, 12/25/34	13
3,795	Series 2005-16, Class LE, 5.500%, 07/25/33	3,935
2,833	Series 2005-25, Class PF, VAR, 0.516%, 04/25/35	2,836
410	Series 2005-42, Class PS, IF, 16.585%, 05/25/35	529
103	Series 2005-52, Class PA, 6.500%, 06/25/35	111
2,200	Series 2005-56, Class S, IF, IO, 6.544%, 07/25/35	452
1,110	Series 2005-56, Class TP, IF, 17.652%, 08/25/33	1,457
572	Series 2005-57, Class CD, HB, IF, 24.503%, 01/25/35	816
134	Series 2005-57, Class DC, HB, IF, 21.236%, 12/25/34	170
897	Series 2005-59, Class SU, HB, IF, 24.670%, 06/25/35	1,506
700	Series 2005-66, Class SG, IF, 16.960%, 07/25/35	930
3,964	Series 2005-67, Class EY, 5.500%, 08/25/25	4,412
3,347	Series 2005-68, Class PG, 5.500%, 08/25/35	3,693
1,277	Series 2005-68, Class UC, 5.000%, 06/25/35	1,384
2,147	Series 2005-72, Class SB, IF, 16.460%, 08/25/35	2,771
1,052	Series 2005-73, Class PS, IF, 16.285%, 08/25/35	1,373
9,678	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,113
889	Series 2005-74, Class CP, HB, IF, 24.141%, 05/25/35	1,392
3,872	Series 2005-74, Class CS, IF, 19.564%, 05/25/35	5,420
2,662	Series 2005-74, Class SK, IF, 19.674%, 05/25/35	3,735
491	Series 2005-75, Class SV, HB, IF, 23.536%, 09/25/35	749
3,741	Series 2005-84, Class XM, 5.750%, 10/25/35	4,117
1,319	Series 2005-90, Class ES, IF, 16.460%, 10/25/35	1,718
631	Series 2005-90, Class PO, PO, 09/25/35	620

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,947	Series 2005-93, Class MF, VAR, 0.416%, 08/25/34	2,941
6,945	Series 2005-106, Class US, HB, IF, 23.958%, 11/25/35	11,017
822	Series 2005-109, Class PC, 6.000%, 12/25/35	916
12,736	Series 2005-110, Class GK, 5.500%, 08/25/34	13,497
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,594
463	Series 2005-116, Class PB, 6.000%, 04/25/34	490
2,679	Series 2005-121, Class DX, 5.500%, 01/25/26	2,980
6,861	Series 2006-8, Class JZ, 5.500%, 03/25/36	7,537
16,463	Series 2006-8, Class WN, IF, IO, 6.534%, 03/25/36	2,867
4,490	Series 2006-8, Class WQ, PO, 03/25/36	4,166
455	Series 2006-11, Class PS, HB, IF, 23.958%, 03/25/36	704
6,861	Series 2006-12, Class BZ, 5.500%, 03/25/36	7,490
614	Series 2006-15, Class OT, PO, 01/25/36	586
4,660	Series 2006-16, Class HZ, 5.500%, 03/25/36	5,156
549	Series 2006-16, Class OA, PO, 03/25/36	507
1,503	Series 2006-22, Class AO, PO, 04/25/36	1,398
2,118	Series 2006-23, Class FK, VAR, 0.416%, 04/25/36	2,111
964	Series 2006-23, Class KO, PO, 04/25/36	917
2,434	Series 2006-27, Class OH, PO, 04/25/36	2,362
533	Series 2006-33, Class LS, HB, IF, 29.403%, 05/25/36	984
3,211	Series 2006-35, Class GD, 6.000%, 12/25/34	3,303
1,472	Series 2006-39, Class WC, 5.500%, 01/25/36	1,611
741	Series 2006-42, Class CF, VAR, 0.616%, 06/25/36	744
1,692	Series 2006-43, Class DO, PO, 06/25/36	1,550
523	Series 2006-43, Class PO, PO, 06/25/36	486
5,344	Series 2006-44, Class FP, VAR, 0.566%, 06/25/36	5,359
1,032	Series 2006-44, Class GO, PO, 06/25/36	958
2,536	Series 2006-44, Class P, PO, 12/25/33	2,350
1,235	Series 2006-46, Class FW, VAR, 0.566%, 06/25/36	1,236
198	Series 2006-46, Class SW, HB, IF, 23.591%, 06/25/36	304
1,692	Series 2006-46, Class UC, 5.500%, 12/25/35	1,877
3,413	Series 2006-50, Class JO, PO, 06/25/36	3,101
4,212	Series 2006-50, Class PS, PO, 06/25/36	3,910
4,246	Series 2006-53, Class US, IF, IO, 6.414%, 06/25/36	660
8,872	Series 2006-56, Class FC, VAR, 0.456%, 07/25/36	8,864
3,175	Series 2006-56, Class PF, VAR, 0.516%, 07/25/36	3,181
387	Series 2006-58, Class AP, PO, 07/25/36	353
1,029	Series 2006-58, Class FL, VAR, 0.626%, 07/25/36	1,033
2,207	Series 2006-58, Class IG, IF, IO, 6.354%, 07/25/36	361
636	Series 2006-58, Class PO, PO, 07/25/36	578
1,229	Series 2006-59, Class QO, PO, 01/25/33	1,219
535	Series 2006-60, Class AK, HB, IF, 28.136%, 07/25/36	945
2,835	Series 2006-60, Class DO, PO, 04/25/35	2,765
502	Series 2006-62, Class PS, HB, IF, 38.904%, 07/25/36	1,003
8,054	Series 2006-63, Class ZH, 6.500%, 07/25/36	9,139
1,189	Series 2006-65, Class QO, PO, 07/25/36	1,102
15,521	Series 2006-71, Class ZL, 6.000%, 07/25/36	17,375
2,134	Series 2006-72, Class GO, PO, 08/25/36	1,957
545	Series 2006-72, Class TO, PO, 08/25/36	498
5,507	Series 2006-77, Class PC, 6.500%, 08/25/36	6,227
1,728	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,910
3,787	Series 2006-79, Class DF, VAR, 0.516%, 08/25/36	3,789
896	Series 2006-79, Class DO, PO, 08/25/36	832
1,010	Series 2006-79, Class OP, PO, 08/25/36	940
1,121	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,274
1,055	Series 2006-86, Class OB, PO, 09/25/36	984
1,123	Series 2006-90, Class AO, PO, 09/25/36	1,068

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
539	Series 2006-94, Class GK, HB, IF, 32.420%, 10/25/26	906
774	Series 2006-95, Class SG, HB, IF, 25.536%, 10/25/36	1,222
1,409	Series 2006-102, Class MD, 6.000%, 01/25/35	1,445
287	Series 2006-109, Class PO, PO, 11/25/36	269
2,137	Series 2006-110, Class PO, PO, 11/25/36	1,981
755	Series 2006-111, Class EO, PO, 11/25/36	712
1,398	Series 2006-113, Class PO, PO, 07/25/36	1,376
262	Series 2006-115, Class ES, HB, IF, 25.896%, 12/25/36	417
917	Series 2006-115, Class OK, PO, 12/25/36	853
4,705	Series 2006-117, Class GS, IF, IO, 6.484%, 12/25/36	841
2,499	Series 2006-118, Class A1, VAR, 0.226%, 12/25/36	2,433
9,252	Series 2006-118, Class A2, VAR, 0.226%, 12/25/36	9,041
617	Series 2006-119, Class PO, PO, 12/25/36	570
1,166	Series 2006-128, Class BP, 5.500%, 01/25/37	1,301
846	Series 2006-128, Class PO, PO, 01/25/37	787
2,953	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	463
147	Series 2007-1, Class SD, HB, IF, 38.004%, 02/25/37	228
42	Series 2007-2, Class FA, VAR, 0.366%, 02/25/37	42
260	Series 2007-2, Class HF, VAR, 0.516%, 08/25/36	260
884	Series 2007-7, Class SG, IF, IO, 6.334%, 08/25/36	169
3,983	Series 2007-10, Class FD, VAR, 0.416%, 02/25/37	3,975
8,958	Series 2007-14, Class ES, IF, IO, 6.274%, 03/25/37	1,239
949	Series 2007-14, Class OP, PO, 03/25/37	863
2,319	Series 2007-14, Class QD, 5.500%, 11/25/35	2,408
920	Series 2007-15, Class NO, PO, 03/25/22	911
4,353	Series 2007-16, Class FC, VAR, 0.916%, 03/25/37	4,326
2,687	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,949
605	Series 2007-22, Class SC, IF, IO, 5.914%, 03/25/37	94
318	Series 2007-24, Class GW, 5.500%, 03/25/29	321
2,426	Series 2007-28, Class EO, PO, 04/25/37	2,265
1,926	Series 2007-29, Class SG, HB, IF, 22.113%, 04/25/37	2,838
5,433	Series 2007-35, Class SI, IF, IO, 5.934%, 04/25/37	763
849	Series 2007-42, Class AO, PO, 05/25/37	835
9,865	Series 2007-42, Class B, 6.000%, 05/25/37	11,127
1,853	Series 2007-43, Class FL, VAR, 0.466%, 05/25/37	1,850
7,826	Series 2007-53, Class SH, IF, IO, 5.934%, 06/25/37	1,101
11,500	Series 2007-54, Class FA, VAR, 0.566%, 06/25/37	11,518
1,929	Series 2007-54, Class WI, IF, IO, 5.934%, 06/25/37	269
19,621	Series 2007-60, Class AX, IF, IO, 6.984%, 07/25/37	3,030
1,246	Series 2007-62, Class SE, IF, 16.085%, 07/25/37	1,573
1,924	Series 2007-64, Class FB, VAR, 0.536%, 07/25/37	1,924
8,771	Series 2007-65, Class KI, IF, IO, 6.454%, 07/25/37	1,169
2,358	Series 2007-67, Class PO, PO, 07/25/37	2,159
3,825	Series 2007-70, Class Z, 5.500%, 07/25/37	4,161
15,189	Series 2007-72, Class EK, IF, IO, 6.234%, 07/25/37	1,984
80	Series 2007-75, Class EO, PO, 01/25/36	79
3,298	Series 2007-76, Class AZ, 5.500%, 08/25/37	3,605
3,720	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,072
2,498	Series 2007-77, Class FG, VAR, 0.666%, 03/25/37	2,505
939	Series 2007-78, Class CB, 6.000%, 08/25/37	1,015
4,126	Series 2007-78, Class PE, 6.000%, 08/25/37	4,550
1,712	Series 2007-79, Class SB, HB, IF, 23.408%, 08/25/37	2,613
3,587	Series 2007-81, Class GE, 6.000%, 08/25/37	4,020

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,002	Series 2007-84, Class PG, 6.000%, 12/25/36	2,129
560	Series 2007-85, Class SL, IF, 15.735%, 09/25/37	702
5,891	Series 2007-88, Class VI, IF, IO, 6.374%, 09/25/37	862
5,847	Series 2007-91, Class ES, IF, IO, 6.294%, 10/25/37	887
1,225	Series 2007-92, Class YA, 6.500%, 06/25/37	1,381
2,041	Series 2007-92, Class YS, IF, IO, 5.614%, 06/25/37	307
1,364	Series 2007-97, Class FC, VAR, 0.666%, 07/25/37	1,371
3,807	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	957
876	Series 2007-98, Class FB, VAR, 0.616%, 06/25/37	839
7,005	Series 2007-100, Class SM, IF, IO, 6.284%, 10/25/37	965
31,792	Series 2007-101, Class A2, VAR, 0.416%, 06/27/36	31,306
2,627	Series 2007-106, Class A7, VAR, 6.007%, 10/25/37	2,944
5,116	Series 2007-108, Class AN, VAR, 8.356%, 11/25/37	6,145
813	Series 2007-108, Class SA, IF, IO, 6.194%, 12/25/37	110
8,692	Series 2007-109, Class AI, IF, IO, 6.234%, 12/25/37	1,059
5,542	Series 2007-112, Class MJ, 6.500%, 12/25/37	6,306
5,899	Series 2007-112, Class SA, IF, IO, 6.284%, 12/25/37	824
39,459	Series 2007-114, Class A6, VAR, 0.366%, 10/27/37	39,486
11,593	Series 2007-116, Class HI, IO, VAR, 1.555%, 01/25/38	744
118	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	8
8,087	Series 2008-1, Class BI, IF, IO, 5.744%, 02/25/38	989
11,609	Series 2008-4, Class SD, IF, IO, 5.834%, 02/25/38	1,528
2,477	Series 2008-10, Class XI, IF, IO, 6.064%, 03/25/38	358
2,836	Series 2008-16, Class IS, IF, IO, 6.034%, 03/25/38	441
2,150	Series 2008-18, Class FA, VAR, 1.066%, 03/25/38	2,177
905	Series 2008-18, Class SP, IF, 13.668%, 03/25/38	1,123
3,378	Series 2008-20, Class SA, IF, IO, 6.824%, 03/25/38	520
3,144	Series 2008-27, Class SN, IF, IO, 6.734%, 04/25/38	470
1,110	Series 2008-28, Class QS, HB, IF, 20.202%, 04/25/38	1,500
3,302	Series 2008-32, Class SA, IF, IO, 6.684%, 04/25/38	496
9,505	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	88
913	Series 2008-42, Class AO, PO, 09/25/36	881
114	Series 2008-44, Class PO, PO, 05/25/38	106
4,170	Series 2008-46, Class HI, IO, VAR, 1.765%, 06/25/38	324
1,705	Series 2008-47, Class SI, IF, IO, 6.334%, 06/25/23	196
2,032	Series 2008-53, Class CI, IF, IO, 7.034%, 07/25/38	317
9,072	Series 2008-55, Class S, IF, IO, 7.434%, 07/25/28	1,378
1,781	Series 2008-56, Class AC, 5.000%, 07/25/38	1,949
1,345	Series 2008-60, Class JC, 5.000%, 07/25/38	1,490
2,491	Series 2008-61, Class BH, 4.500%, 07/25/23	2,717
3,388	Series 2008-61, Class CB, 5.000%, 07/25/23	3,764
2,548	Series 2008-76, Class GF, VAR, 0.816%, 09/25/23	2,563
7,241	Series 2008-80, Class SA, IF, IO, 5.684%, 09/25/38	1,045
3,663	Series 2008-81, Class SB, IF, IO, 5.684%, 09/25/38	525
486	Series 2009-4, Class BD, 4.500%, 02/25/39	520
4,776	Series 2009-6, Class GS, IF, IO, 6.384%, 02/25/39	750
2,787	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	277
7,174	Series 2009-11, Class NB, 5.000%, 03/25/29	7,944
3,258	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	228
4,319	Series 2009-17, Class QS, IF, IO, 6.484%, 03/25/39	634
1,369	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	119
3,587	Series 2009-19, Class PW, 4.500%, 10/25/36	3,912

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
287	Series 2009-47, Class MT, 7.000%, 07/25/39	315
2,996	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	517
8,968	Series 2009-59, Class HB, 5.000%, 08/25/39	9,809
12,722	Series 2009-60, Class HT, 6.000%, 08/25/39	14,520
320	Series 2009-63, Class P, 5.000%, 03/25/37	350
12,675	Series 2009-65, Class MT, 5.000%, 09/25/39	13,400
4,665	Series 2009-69, Class WA, VAR, 6.022%, 09/25/39	5,176
3,098	Series 2009-70, Class CO, PO, 01/25/37	2,925
4,418	Series 2009-84, Class WS, IF, IO, 5.734%, 10/25/39	609
8,531	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	1,274
15,857	Series 2009-86, Class OT, PO, 10/25/37	14,015
8,653	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	230
5,013	Series 2009-99, Class SC, IF, IO, 6.014%, 12/25/39	514
6,097	Series 2009-99, Class WA, VAR, 6.305%, 12/25/39	6,844
8,185	Series 2009-103, Class MB, VAR, 2.666%, 12/25/39	8,464
6,092	Series 2009-112, Class ST, IF, IO, 6.084%, 01/25/40	902
1,499	Series 2009-113, Class AO, PO, 01/25/40	1,385
1,736	Series 2010-1, Class WA, VAR, 6.183%, 02/25/40	1,909
4,363	Series 2010-14, Class FJ, VAR, 0.766%, 03/25/40	4,382
4,874	Series 2010-16, Class WA, VAR, 6.432%, 03/25/40	5,551
4,554	Series 2010-16, Class WB, VAR, 6.223%, 03/25/40	5,350
5,741	Series 2010-35, Class SB, IF, IO, 6.254%, 04/25/40	818
2,690	Series 2010-35, Class SJ, IF, 17.113%, 04/25/40	3,960
741	Series 2010-39, Class OT, PO, 10/25/35	685
3,827	Series 2010-40, Class FJ, VAR, 0.766%, 04/25/40	3,845
3,852	Series 2010-42, Class S, IF, IO, 6.234%, 05/25/40	561
3,156	Series 2010-43, Class FD, VAR, 0.766%, 05/25/40	3,184
1,549	Series 2010-45, Class BD, 4.500%, 11/25/38	1,626
1,965	Series 2010-47, Class AV, 5.000%, 05/25/21	2,066
10,056	Series 2010-49, Class SC, IF, 12.328%, 03/25/40	12,114
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,752
2,600	Series 2010-63, Class AP, PO, 06/25/40	2,413
26,826	Series 2010-64, Class DM, 5.000%, 06/25/40	29,521
11,668	Series 2010-71, Class HJ, 5.500%, 07/25/40	12,994
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	1,976
3,826	Series 2010-103, Class SB, IF, IO, 5.934%, 11/25/49	625
29,571	Series 2010-111, Class AE, 5.500%, 04/25/38	31,873
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	19,279
24,664	Series 2010-125, Class SA, IF, IO, 4.274%, 11/25/40	2,600
28,292	Series 2010-133, Class A, 5.500%, 05/25/38	30,593
15,247	Series 2010-147, Class SA, IF, IO, 6.364%, 01/25/41	3,103
7,895	Series 2010-148, Class MA, 4.000%, 02/25/39	8,173
4,592	Series 2011-2, Class WA, VAR, 5.820%, 02/25/51	4,945
1,768	Series 2011-17, Class EF, VAR, 0.466%, 07/25/25	1,775
10,672	Series 2011-19, Class ZY, 6.500%, 07/25/36	11,994
1,799	Series 2011-22, Class MA, 6.500%, 04/25/38	2,043
34,398	Series 2011-30, Class LS, IO, VAR, 2.697%, 04/25/41	2,034
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	9,415
11,165	Series 2011-39, Class ZA, 6.000%, 11/25/32	12,493
10,287	Series 2011-47, Class ZA, 5.500%, 07/25/38	11,231
1,231	Series 2011-58, Class WA, VAR, 5.417%, 07/25/51	1,258
6,555	Series 2011-75, Class FA, VAR, 0.716%, 08/25/41	6,584
6,986	Series 2011-101, Class FM, VAR, 0.716%, 01/25/41	7,019

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
4,365		Series 2011-111, Class DF, VAR, 0.566%, 12/25/38	4,370
32,910		Series 2011-118, Class LB, 7.000%, 11/25/41	38,159
45,197		Series 2011-118, Class MT, 7.000%, 11/25/41	52,723
41,967		Series 2011-118, Class NT, 7.000%, 11/25/41	48,849
13,693		Series 2011-124, Class JF, VAR, 0.566%, 02/25/41	13,678
2,159		Series 2011-149, Class EF, VAR, 0.666%, 07/25/41	2,171
7,530		Series 2011-149, Class MF, VAR, 0.666%, 11/25/41	7,572
7,930		Series 2012-14, Class FB, VAR, 0.616%, 08/25/37	7,954
67,907		Series 2012-47, Class HF, VAR, 0.566%, 05/25/27	68,053
7,995		Series 2012-66, Class HF, VAR, 0.466%, 03/25/41	7,941
10,172		Series 2012-87, Class KF, VAR, 0.616%, 09/25/37	10,178
7,395		Series 2012-89, Class FD, VAR, 0.616%, 04/25/39	7,409
12,146		Series 2012-97, Class FB, VAR, 0.666%, 09/25/42	12,120
4,196		Series 2012-101, Class FC, VAR, 0.666%, 09/25/42	4,188
13,480		Series 2012-108, Class F, VAR, 0.666%, 10/25/42	13,450
31,207		Series 2012-112, Class FD, VAR, 0.666%, 10/25/42	31,153
24,819		Series 2012-137, Class CF, VAR, 0.466%, 08/25/41	24,544
7,683		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,861
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,805
19,947		Series 2013-92, Class PO, PO, 09/25/43	14,948
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,051
15,456		Series 2013-101, Class DO, PO, 10/25/43	11,317
10		Series G-14, Class L, 8.500%, 06/25/21	11
1		Series G-17, Class S, HB, VAR, 1,063.794%, 06/25/21	9
45		Series G-18, Class Z, 8.750%, 06/25/21	52
8		Series G-22, Class G, 6.000%, 12/25/16	8
32		Series G-28, Class S, IF, 14.934%, 09/25/21	41
78		Series G-35, Class M, 8.750%, 10/25/21	88
14		Series G-51, Class SA, HB, IF, 24.575%, 12/25/21	20
–	(h)	Series G92-27, Class SQ, HB, IF, 1,844.150%, 05/25/22	25
347		Series G92-35, Class E, 7.500%, 07/25/22	390
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	3
31		Series G92-42, Class Z, 7.000%, 07/25/22	35
685		Series G92-44, Class ZQ, 8.000%, 07/25/22	752
301		Series G92-45, Class Z, 6.000%, 08/25/22	318
32		Series G92-52, Class FD, VAR, 0.187%, 09/25/22	31
376		Series G92-54, Class ZQ, 7.500%, 09/25/22	422
31		Series G92-59, Class F, VAR, 1.657%, 10/25/22	31
60		Series G92-61, Class Z, 7.000%, 10/25/22	70
40		Series G92-62, Class B, PO, 10/25/22	39
212		Series G93-1, Class KA, 7.900%, 01/25/23	244
81		Series G93-5, Class Z, 6.500%, 02/25/23	93
59		Series G93-14, Class J, 6.500%, 03/25/23	67
143		Series G93-17, Class SI, IF, 6.000%, 04/25/23	165
131		Series G93-27, Class FD, VAR, 1.046%, 08/25/23	132
32		Series G93-37, Class H, PO, 09/25/23	30
107		Series G95-1, Class C, 8.800%, 01/25/25	125
		Federal National Mortgage Association REMIC Trust,
1,916		Series 2003-W1, Class 1A1, VAR, 5.970%, 12/25/42	2,185
472		Series 2003-W1, Class 2A, VAR, 6.731%, 12/25/42	554
361		Series 2003-W4, Class 2A, VAR, 6.412%, 10/25/42	384
6,098		Series 2004-W10, Class A6, 5.750%, 08/25/34	6,212
1,488		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,757
2,871		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,406

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,454	Series 2006-W3, Class 2A, 6.000%, 09/25/46	3,935
511	Series 2007-W10, Class 2A, VAR, 6.289%, 08/25/47	584
1,644	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,759
1,239	Series 2007-W5, Class PO, PO, 06/25/37	1,081
1,153	Series 2007-W7, Class 1A4, HB, IF, 38.184%, 07/25/37	2,111
17,843	Series 2009-W1, Class A, 6.000%, 12/25/49	20,483
	Federal National Mortgage Association STRIPS,
3	Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
2	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
28	Series 218, Class 2, IO, 7.500%, 04/01/23	6
20	Series 265, Class 2, 9.000%, 03/01/24	24
2,302	Series 300, Class 1, PO, 09/01/24	2,240
306	Series 329, Class 1, PO, 01/01/33	283
1,043	Series 339, Class 18, IO, 4.500%, 07/01/18	70
1,441	Series 339, Class 21, IO, 4.500%, 08/25/18	96
839	Series 339, Class 28, IO, 5.500%, 07/01/18	65
359	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	62
1,769	Series 365, Class 8, IO, 5.500%, 05/01/36	333
206	Series 368, Class 3, IO, 4.500%, 11/01/20	14
1,178	Series 374, Class 5, IO, 5.500%, 08/01/36	181
1,374	Series 383, Class 33, IO, 6.000%, 01/01/38	229
437	Series 393, Class 6, IO, 5.500%, 04/25/37	67
37,118	Series 411, Class F1, VAR, 0.716%, 08/25/42	37,278
12,511	Series 412, Class F2, VAR, 0.666%, 08/25/42	12,512
	Federal National Mortgage Association Trust,
1,661	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,908
988	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,109
6,890	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	7,400
2,867	Series 2003-W6, Class 3A, 6.500%, 09/25/42	3,270
3,455	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,989
668	Series 2003-W8, Class 3F1, VAR, 0.566%, 05/25/42	661
6,135	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	6,387
4,695	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	5,433
4,299	Series 2004-W15, Class 2AF, VAR, 0.416%, 08/25/44	4,258
1,428	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,672
1,415	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,672
30,604	Series 2005-W3, Class 2AF, VAR, 0.386%, 03/25/45	30,542
1,800	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	2,038
14,839	Series 2006-W2, Class 1AF1, VAR, 0.386%, 02/25/36	14,680
3,534	Series 2006-W2, Class 2A, VAR, 2.214%, 11/25/35	3,412
30,313	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.426%, 11/25/46	30,230
	Government National Mortgage Association,
2,920	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,406
50	Series 1995-7, Class CQ, 7.500%, 09/16/25	58
378	Series 1998-26, Class K, 7.500%, 09/17/25	435
2,546	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,871
2,552	Series 1999-10, Class ZC, 6.500%, 04/20/29	2,915
218	Series 1999-30, Class S, IF, IO, 8.432%, 08/16/29	51
21	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	24
291	Series 1999-40, Class ZW, 7.500%, 11/20/29	344
547	Series 1999-41, Class Z, 8.000%, 11/16/29	658
255	Series 1999-44, Class PC, 7.500%, 12/20/29	302
3,025	Series 1999-44, Class ZC, 8.500%, 12/16/29	3,623

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
491	Series 1999-44, Class ZG, 8.000%, 12/20/29	592
250	Series 2000-9, Class Z, 8.000%, 06/20/30	305
2,988	Series 2000-9, Class ZJ, 8.500%, 02/16/30	3,633
337	Series 2000-12, Class ST, HB, IF, 38.660%, 02/16/30	769
207	Series 2000-16, Class ZN, 7.500%, 02/16/30	214
2,682	Series 2000-21, Class Z, 9.000%, 03/16/30	3,255
20	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	24
395	Series 2000-31, Class Z, 9.000%, 10/20/30	464
227	Series 2000-35, Class ZA, 9.000%, 11/20/30	245
35	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	8
167	Series 2001-6, Class SD, IF, IO, 8.382%, 03/16/31	42
599	Series 2001-7, Class PK, 6.500%, 03/20/31	686
1,358	Series 2001-22, Class PS, HB, IF, 20.572%, 03/17/31	2,086
36	Series 2001-32, Class WA, IF, 19.705%, 07/20/31	58
280	Series 2001-35, Class SA, IF, IO, 8.083%, 08/16/31	65
223	Series 2001-36, Class S, IF, IO, 7.882%, 08/16/31	52
4,036	Series 2001-53, Class PB, 6.500%, 11/20/31	4,773
1,849	Series 2001-64, Class MQ, 6.500%, 12/20/31	2,165
299	Series 2002-3, Class SP, IF, IO, 7.223%, 01/16/32	64
499	Series 2002-7, Class PG, 6.500%, 01/20/32	572
1,203	Series 2002-24, Class AG, IF, IO, 7.783%, 04/16/32	254
104	Series 2002-24, Class SB, IF, 11.674%, 04/16/32	136
146	Series 2002-31, Class S, IF, IO, 8.533%, 01/16/31	39
2,662	Series 2002-31, Class SE, IF, IO, 7.333%, 04/16/30	486
1,173	Series 2002-40, Class UK, 6.500%, 06/20/32	1,357
42	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	47
4,589	Series 2002-45, Class QE, 6.500%, 06/20/32	5,310
1,374	Series 2002-47, Class PG, 6.500%, 07/16/32	1,596
509	Series 2002-47, Class PY, 6.000%, 07/20/32	578
2,305	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,669
95	Series 2002-51, Class SG, HB, IF, 31.772%, 04/20/31	200
1,583	Series 2002-52, Class GH, 6.500%, 07/20/32	1,790
257	Series 2002-69, Class PO, PO, 02/20/32	256
811	Series 2002-70, Class PS, IF, IO, 7.532%, 08/20/32	77
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,470
1,307	Series 2003-11, Class SK, IF, IO, 7.532%, 02/16/33	256
532	Series 2003-12, Class SP, IF, IO, 7.532%, 02/20/33	110
197	Series 2003-24, Class PO, PO, 03/16/33	182
5,611	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,305
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,312
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,183
1,472	Series 2003-46, Class TC, 6.500%, 03/20/33	1,690
898	Series 2003-52, Class AP, PO, 06/16/33	830
2,676	Series 2003-58, Class BE, 6.500%, 01/20/33	3,075
3,318	Series 2003-75, Class ZX, 6.000%, 09/16/33	3,740
134	Series 2003-76, Class LS, IF, IO, 7.032%, 09/20/31	2
143	Series 2003-90, Class PO, PO, 10/20/33	121
2,065	Series 2003-97, Class SA, IF, IO, 6.383%, 11/16/33	367
1,740	Series 2003-112, Class SA, IF, IO, 6.383%, 12/16/33	295
7,767	Series 2003-112, Class TS, IF, IO, 6.782%, 10/20/32	629
413	Series 2003-114, Class SH, IF, 14.396%, 11/17/32	544
5,014	Series 2004-11, Class SW, IF, IO, 5.332%, 02/20/34	650
990	Series 2004-15, Class SA, IF, 19.200%, 12/20/32	1,132

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
721	Series 2004-28, Class S, IF, 19.202%, 04/16/34	1,021
1,798	Series 2004-46, Class PO, PO, 06/20/34	1,675
5,671	Series 2004-49, Class Z, 6.000%, 06/20/34	6,433
330	Series 2004-68, Class PO, PO, 05/20/31	328
864	Series 2004-71, Class SB, HB, IF, 28.639%, 09/20/34	1,515
864	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	944
959	Series 2004-73, Class AE, IF, 14.510%, 08/17/34	1,217
5,773	Series 2004-73, Class JL, IF, IO, 6.383%, 09/16/34	892
402	Series 2004-83, Class AP, IF, 13.894%, 10/16/34	490
165	Series 2004-85, Class PO, PO, 01/17/33	162
450	Series 2004-87, Class SB, IF, 7.480%, 03/17/33	505
590	Series 2004-89, Class LS, HB, IF, 23.769%, 10/16/34	939
10,546	Series 2004-90, Class SI, IF, IO, 5.932%, 10/20/34	1,618
5,059	Series 2004-96, Class SC, IF, IO, 5.912%, 11/20/34	729
4,899	Series 2005-3, Class SB, IF, IO, 5.932%, 01/20/35	728
7,395	Series 2005-3, Class SK, IF, IO, 6.582%, 01/20/35	1,418
378	Series 2005-6, Class GS, IF, 13.164%, 12/20/32	404
1,515	Series 2005-7, Class JM, IF, 16.351%, 05/18/34	1,805
7,683	Series 2005-17, Class SL, IF, IO, 6.532%, 07/20/34	1,408
1,291	Series 2005-35, Class FL, VAR, 0.518%, 03/20/32	1,294
623	Series 2005-44, Class SP, IF, 11.864%, 10/20/34	733
790	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	132
31	Series 2005-65, Class SA, HB, IF, 22.096%, 08/20/35	44
331	Series 2005-66, Class SP, HB, IF, 20.275%, 08/16/35	492
3,839	Series 2005-68, Class DP, IF, 16.030%, 06/17/35	5,216
16,105	Series 2005-68, Class KI, IF, IO, 6.132%, 09/20/35	2,345
3,256	Series 2005-69, Class SY, IF, IO, 6.582%, 11/20/33	516
2,808	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,196
818	Series 2005-82, Class PO, PO, 10/20/35	761
1,427	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	251
1,367	Series 2006-16, Class OP, PO, 03/20/36	1,260
1,499	Series 2006-20, Class QA, 5.750%, 02/20/36	1,676
1,903	Series 2006-22, Class AO, PO, 05/20/36	1,752
5,770	Series 2006-33, Class Z, 6.500%, 07/20/36	6,746
290	Series 2006-34, Class PO, PO, 07/20/36	269
362	Series 2006-38, Class SW, IF, IO, 6.332%, 06/20/36	51
6,027	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,054
1,993	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,264
2,598	Series 2006-59, Class SD, IF, IO, 6.532%, 10/20/36	465
4,672	Series 2006-65, Class SA, IF, IO, 6.632%, 11/20/36	835
3,985	Series 2007-9, Class CI, IF, IO, 6.032%, 03/20/37	555
6,553	Series 2007-9, Class DI, IF, IO, 6.342%, 03/20/37	1,128
10,409	Series 2007-17, Class AF, VAR, 0.367%, 04/16/37	10,405
5,796	Series 2007-17, Class JI, IF, IO, 6.643%, 04/16/37	1,079
2,249	Series 2007-17, Class JO, PO, 04/16/37	1,999
2,562	Series 2007-19, Class SD, IF, IO, 6.032%, 04/20/37	351
1,504	Series 2007-25, Class FN, VAR, 0.468%, 05/16/37	1,505
5,761	Series 2007-26, Class SC, IF, IO, 6.032%, 05/20/37	797
13,039	Series 2007-26, Class SW, IF, IO, 6.032%, 05/20/37	1,806
4,556	Series 2007-27, Class SD, IF, IO, 6.032%, 05/20/37	626
453	Series 2007-28, Class BO, PO, 05/20/37	409
6,250	Series 2007-35, Class PO, PO, 06/16/37	5,806
898	Series 2007-36, Class HO, PO, 06/16/37	833
3,849	Series 2007-36, Class SE, IF, IO, 6.302%, 06/16/37	605
4,533	Series 2007-36, Class SJ, IF, IO, 6.082%, 06/20/37	633

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,002	Series 2007-40, Class SD, IF, IO, 6.582%, 07/20/37	719
6,209	Series 2007-40, Class SN, IF, IO, 6.512%, 07/20/37	1,102
9,744	Series 2007-42, Class SC, IF, IO, 6.582%, 07/20/37	1,750
5,702	Series 2007-45, Class QA, IF, IO, 6.472%, 07/20/37	998
1,698	Series 2007-50, Class AI, IF, IO, 6.607%, 08/20/37	309
3,645	Series 2007-53, Class ES, IF, IO, 6.382%, 09/20/37	628
1,195	Series 2007-53, Class SW, IF, 19.701%, 09/20/37	1,623
5,658	Series 2007-57, Class PO, PO, 03/20/37	5,278
4,895	Series 2007-57, Class QA, IF, IO, 6.332%, 10/20/37	830
4,988	Series 2007-67, Class SI, IF, IO, 6.342%, 11/20/37	845
3,301	Series 2007-71, Class SB, IF, IO, 6.532%, 07/20/36	379
4,223	Series 2007-72, Class US, IF, IO, 6.382%, 11/20/37	720
4,658	Series 2007-73, Class MI, IF, IO, 5.832%, 11/20/37	589
3,680	Series 2007-74, Class SL, IF, IO, 6.373%, 11/16/37	581
9,074	Series 2007-76, Class SB, IF, IO, 6.332%, 11/20/37	1,538
6,890	Series 2007-79, Class SY, IF, IO, 6.382%, 12/20/37	1,174
5,341	Series 2007-82, Class SA, IF, IO, 6.362%, 12/20/37	910
332	Series 2008-1, Class PO, PO, 01/20/38	314
502	Series 2008-7, Class SK, IF, 19.446%, 11/20/37	677
696	Series 2008-7, Class SP, IF, 13.064%, 10/20/37	859
1,229	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	227
1,269	Series 2008-20, Class PO, PO, 09/20/37	1,182
343	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	20
3,277	Series 2008-25, Class SB, IF, IO, 6.732%, 03/20/38	487
1,195	Series 2008-29, Class PO, PO, 02/17/33	1,166
7,446	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	908
2,116	Series 2008-33, Class XS, IF, IO, 7.532%, 04/16/38	340
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	6,064
6,219	Series 2008-36, Class SH, IF, IO, 6.132%, 04/20/38	867
15,573	Series 2008-40, Class SA, IF, IO, 6.233%, 05/16/38	2,782
4,885	Series 2008-41, Class SA, IF, IO, 6.172%, 05/20/38	776
495	Series 2008-43, Class NA, 5.500%, 11/20/37	528
3,139	Series 2008-50, Class KB, 6.000%, 06/20/38	3,541
1,759	Series 2008-55, Class SA, IF, IO, 6.032%, 06/20/38	244
6,536	Series 2008-60, Class CS, IF, IO, 5.982%, 07/20/38	865
1,164	Series 2008-60, Class PO, PO, 01/20/38	1,143
851	Series 2008-64, Class ED, 6.500%, 04/20/28	981
7,575	Series 2008-69, Class QD, 5.750%, 07/20/38	8,412
2,428	Series 2008-71, Class SC, IF, IO, 5.832%, 08/20/38	308
7,247	Series 2008-76, Class US, IF, IO, 5.732%, 09/20/38	934
4,121	Series 2008-79, Class CS, IF, 6.632%, 06/20/35	4,458
14,046	Series 2008-81, Class S, IF, IO, 6.032%, 09/20/38	1,921
6,958	Series 2008-93, Class AS, IF, IO, 5.532%, 12/20/38	1,043
13,918	Series 2008-95, Class DS, IF, IO, 7.132%, 12/20/38	2,151
4,068	Series 2008-96, Class SL, IF, IO, 5.832%, 12/20/38	564
4,443	Series 2009-6, Class SA, IF, IO, 5.933%, 02/16/39	645
3,871	Series 2009-6, Class SH, IF, IO, 5.872%, 02/20/39	496
6,448	Series 2009-10, Class SA, IF, IO, 5.782%, 02/20/39	811
2,480	Series 2009-10, Class SL, IF, IO, 6.333%, 03/16/34	243
5,163	Series 2009-11, Class SC, IF, IO, 5.983%, 02/16/39	796
1,892	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	395
3,964	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	848
11,885	Series 2009-22, Class SA, IF, IO, 6.102%, 04/20/39	1,584

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,711	Series 2009-24, Class DS, IF, IO, 6.132%, 03/20/39	540
3,180	Series 2009-25, Class SE, IF, IO, 7.432%, 09/20/38	497
5,991	Series 2009-31, Class ST, IF, IO, 6.182%, 03/20/39	804
7,211	Series 2009-31, Class TS, IF, IO, 6.132%, 03/20/39	949
1,505	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	266
1,902	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	330
3,830	Series 2009-35, Class SN, IF, IO, 6.233%, 12/16/38	496
9,105	Series 2009-42, Class SC, IF, IO, 5.912%, 06/20/39	1,173
6,237	Series 2009-43, Class SA, IF, IO, 5.782%, 06/20/39	787
7,595	Series 2009-44, Class MV, 6.000%, 04/20/20	8,136
2,727	Series 2009-44, Class VA, 5.500%, 05/16/20	2,786
11,598	Series 2009-64, Class SN, IF, IO, 5.933%, 07/16/39	1,704
2,474	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	397
8,743	Series 2009-72, Class SM, IF, IO, 6.082%, 08/16/39	1,378
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,042
7,290	Series 2009-79, Class OK, PO, 11/16/37	6,633
13,879	Series 2009-81, Class SB, IF, IO, 5.922%, 09/20/39	1,905
5,600	Series 2009-83, Class TS, IF, IO, 5.932%, 08/20/39	713
19,084	Series 2009-102, Class SM, IF, IO, 6.233%, 06/16/39	2,408
2,726	Series 2009-104, Class AB, 7.000%, 08/16/39	3,228
11,113	Series 2009-106, Class AS, IF, IO, 6.233%, 11/16/39	1,658
36,033	Series 2009-106, Class ST, IF, IO, 5.832%, 02/20/38	4,571
4,434	Series 2009-121, Class VA, 5.500%, 11/20/20	4,971
3,207	Series 2010-14, Class AO, PO, 12/20/32	3,130
1,365	Series 2010-14, Class BO, PO, 11/20/35	1,266
4,035	Series 2010-14, Class CO, PO, 08/20/35	3,497
22	Series 2010-14, Class EO, PO, 06/16/33	22
12,028	Series 2010-14, Class QP, 6.000%, 12/20/39	12,799
3,300	Series 2010-41, Class WA, VAR, 5.839%, 10/20/33	3,773
1,777	Series 2010-103, Class WA, VAR, 5.749%, 08/20/34	1,993
2,514	Series 2010-129, Class AW, VAR, 6.127%, 04/20/37	2,841
13,053	Series 2010-130, Class CP, 7.000%, 10/16/40	15,374
15,898	Series 2010-157, Class OP, PO, 12/20/40	13,388
23,920	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	27,210
1,227	Series 2011-22, Class WA, VAR, 5.966%, 02/20/37	1,353
5,709	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,379
9,718	Series 2011-75, Class SM, IF, IO, 6.432%, 05/20/41	2,145
4,228	Series 2011-97, Class WA, VAR, 6.094%, 11/20/38	4,771
6,068	Series 2011-137, Class WA, VAR, 5.523%, 07/20/40	6,681
14,033	Series 2011-163, Class WA, VAR, 5.829%, 12/20/38	15,438
7,636	Series 2012-59, Class WA, VAR, 5.580%, 08/20/38	8,324
8,399	Series 2012-141, Class WA, VAR, 4.542%, 11/16/41	9,082
5,588	Series 2012-141, Class WB, VAR, 3.970%, 09/16/42	5,738
7,904	Series 2012-141, Class WC, VAR, 3.759%, 01/20/42	8,179
82,178	Series 2012-H10, Class FA, VAR, 0.726%, 12/20/61	81,992
16,527	Series 2012-H15, Class FA, VAR, 0.626%, 05/20/62	16,560
3,600	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,630
34,835	Series 2012-H21, Class CF, VAR, 0.876%, 05/20/61	34,936
35,525	Series 2012-H21, Class DF, VAR, 0.826%, 05/20/61	35,576
39,308	Series 2012-H22, Class FD, VAR, 0.646%, 01/20/61	39,152
16,529	Series 2012-H24, Class FA, VAR, 0.626%, 03/20/60	16,561
11,339	Series 2012-H24, Class FD, VAR, 0.766%, 09/20/62	11,336
4,997	Series 2012-H24, Class FE, VAR, 0.776%, 10/20/62	4,997

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
32,494	Series 2012-H24, Class FG, VAR, 0.606%, 04/20/60	32,552
17,022	Series 2012-H26, Class JA, VAR, 0.726%, 10/20/61	16,995
25,465	Series 2012-H26, Class MA, VAR, 0.726%, 07/20/62	25,427
12,931	Series 2012-H27, Class FB, VAR, 0.676%, 10/20/62	12,897
42,485	Series 2012-H28, Class FA, VAR, 0.756%, 09/20/62	42,456
12,774	Series 2012-H30, Class JA, VAR, 0.656%, 01/20/60	12,813
22,709	Series 2012-H30, Class PA, VAR, 0.626%, 11/20/59	22,752
34,963	Series 2012-H31, Class FD, VAR, 0.516%, 12/20/62	34,556
8,032	Series 2013-26, Class AK, VAR, 4.659%, 09/20/41	8,634
4,134	Series 2013-54, Class WA, VAR, 4.707%, 11/20/42	4,438
3,026	Series 2013-75, Class WA, VAR, 5.239%, 06/20/40	3,407
4,155	Series 2013-91, Class WA, VAR, 4.519%, 04/20/43	4,537
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	3,723
30,505	Series 2013-H01, Class FA, 1.650%, 01/20/63	30,013
14,896	Series 2013-H01, Class JA, VAR, 0.496%, 01/20/63	14,683
13,625	Series 2013-H01, Class TA, VAR, 0.676%, 01/20/63	13,586
4,570	Series 2013-H02, Class HF, VAR, 0.476%, 11/20/62	4,566
9,593	Series 2013-H03, Class FA, VAR, 0.476%, 08/20/60	9,584
39,947	Series 2013-H04, Class BA, 1.650%, 02/20/63	39,259
3,918	Series 2013-H04, Class SA, VAR, 0.596%, 02/20/63	3,877
4,356	Series 2013-H07, Class GA, VAR, 0.646%, 03/20/63	4,327
13,183	Series 2013-H07, Class HA, VAR, 0.586%, 03/20/63	13,050
9,821	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,679
6,358	Series 2013-H07, Class MA, VAR, 0.726%, 04/20/62	6,347
19,060	Series 2013-H08, Class FC, VAR, 0.626%, 02/20/63	18,914
12,613	Series 2013-H09, Class HA, 1.650%, 04/20/63	12,384
	NCUA Guaranteed Notes Trust,
23,159	Series 2010-R3, Class 1A, VAR, 0.729%, 12/08/20	23,298
5,404	Series 2010-R3, Class 3A, 2.400%, 12/08/20	5,512
	Vendee Mortgage Trust,
7,625	Series 1993-1, Class ZB, 7.250%, 02/15/23	8,919
1,614	Series 1994-1, Class 1, VAR, 5.616%, 02/15/24	1,793
5,427	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	6,025
2,293	Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,601
1,086	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,269
3,236	Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,715
2,185	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,525

		4,351,680

	Non-Agency CMO — 8.3%
1,992	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.397%, 02/02/37 (e)	1,941
	AJAX Mortgage Loan Trust,
24,083	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	23,815
9,007	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	9,126
8,909	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	8,877
	Alternative Loan Trust,
866	Series 2002-8, Class A4, 6.500%, 07/25/32	890
209	Series 2002-12, Class PO, PO, 11/25/32	172
1,934	Series 2002-18, Class M, 6.000%, 02/25/33	1,868
334	Series 2003-6T2, Class A6, 5.500%, 06/25/33	315
11,195	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,049
213	Series 2004-14T2, Class A5, 5.500%, 08/25/34	213
1,795	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,818
4,276	Series 2005-1CB, Class 1A6, IF, IO, 6.934%, 03/25/35	863
12,674	Series 2005-20CB, Class 3A8, IF, IO, 4.584%, 07/25/35	1,304

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
11,418	Series 2005-22T1, Class A2, IF, IO, 4.904%, 06/25/35	1,828
5,606	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,310
163	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	136
41,811	Series 2005-37T1, Class A2, IF, IO, 4.884%, 09/25/35	5,963
6,417	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,848
25,332	Series 2005-54CB, Class 1A2, IF, IO, 4.684%, 11/25/35	3,454
79	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	80
2,361	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,068
8,008	Series 2005-J1, Class 1A4, IF, IO, 4.934%, 02/25/35	835
175	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	176
	American General Mortgage Loan Trust,
1,826	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,894
29,863	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	30,315
2,267	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	2,290
4,024	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,124
8,519	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	8,827
4,036	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,189
	ASG Resecuritization Trust,
3,271	Series 2009-1, Class A60, VAR, 2.194%, 06/26/37 (e)	3,216
4,716	Series 2009-2, Class A55, VAR, 4.934%, 05/24/36 (e)	4,797
4,753	Series 2009-2, Class G60, VAR, 4.934%, 05/24/36 (e)	4,950
21,007	Series 2009-3, Class A65, VAR, 2.287%, 03/26/37 (e)	21,002
7,551	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	7,698
2,176	Series 2009-5, Class A50, VAR, 3.487%, 02/28/37 (e)	2,188
2,635	Series 2010-1, Class A85, VAR, 0.564%, 02/27/36 (e)	2,570
7,886	Series 2010-2, Class A60, VAR, 2.069%, 01/28/37 (e)	7,752
2,025	Series 2010-3, Class 2A22, VAR, 0.374%, 10/28/36 (e)	2,007
21	Series 2010-4, Class 1A22, VAR, 0.424%, 07/28/36 (e) (i)	21
796	Series 2010-4, Class 2A20, VAR, 0.325%, 11/28/36 (e)	789
2,178	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	2,201
6,630	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	6,878
6,766	Series 2011-1, Class 3A50, VAR, 2.468%, 11/28/35 (e)	6,628
845	Series 2011-2, Class A48S, HB, IF, 23.626%, 02/28/36 (e)	1,057
	Banc of America Alternative Loan Trust,
223	Series 2003-1, Class APO, PO, 02/25/33	185
5,164	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	5,302
2,789	Series 2003-7, Class 2A4, 5.000%, 09/25/18	2,829
2,443	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	2,491
5,291	Series 2003-11, Class 1A1, 6.000%, 01/25/34	5,517
4,352	Series 2003-11, Class 2A1, 6.000%, 01/25/34	4,552
569	Series 2003-11, Class PO, PO, 01/25/34	422
1,528	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,591
1,087	Series 2004-1, Class 5A1, 5.500%, 02/25/19	1,116
237	Series 2004-6, Class 15PO, PO, 07/25/19	216
21	Series 2004-6, Class 3A2, 6.000%, 07/25/34	21
1,917	Series 2004-8, Class 3A1, 5.500%, 09/25/19	2,009
925	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	867
2,952	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	707
27,698	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	27,569
	Banc of America Funding Trust,
637	Series 2004-1, Class PO, PO, 03/25/34	575
872	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	921
1,826	Series 2004-C, Class 1A1, VAR, 5.078%, 12/20/34	1,809

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
998	Series 2005-6, Class 2A7, 5.500%, 10/25/35	970
805	Series 2005-7, Class 30PO, PO, 11/25/35	631
356	Series 2005-8, Class 30PO, PO, 01/25/36	264
2,058	Series 2005-E, Class 4A1, VAR, 2.670%, 03/20/35	2,068
763	Series 2006-1, Class XPO, PO, 01/25/36	662
7,427	Series 2010-R11A, Class 1A6, VAR, 5.179%, 08/26/35 (e)	7,575
183	Series 2010-R4, Class 5A1, VAR, 0.316%, 07/26/36 (e)	183
2,640	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	2,692
	Banc of America Mortgage Trust,
3,833	Series 2003-3, Class 1A7, 5.500%, 05/25/33	3,944
1,341	Series 2003-3, Class 2A1, VAR, 0.716%, 05/25/18	1,290
634	Series 2003-5, Class 3A1, 7.500%, 02/25/31	679
486	Series 2003-6, Class 2A1, VAR, 0.616%, 08/25/18	482
77	Series 2003-7, Class A2, 4.750%, 09/25/18	79
306	Series 2003-8, Class APO, PO, 11/25/33	259
875	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	881
2,536	Series 2003-E, Class 2A2, VAR, 2.856%, 06/25/33 (a)	2,541
87	Series 2004-1, Class APO, PO, 02/25/34	82
1,430	Series 2004-3, Class 15IO, IO, VAR, 0.278%, 04/25/19	6
7,209	Series 2004-3, Class 1A26, 5.500%, 04/25/34	7,324
96	Series 2004-4, Class APO, PO, 05/25/34	81
1,773	Series 2004-5, Class 2A2, 5.500%, 06/25/34	1,828
516	Series 2004-5, Class 4A1, 4.750%, 06/25/19	524
8,344	Series 2004-6, Class 1A3, 5.500%, 05/25/34	8,728
282	Series 2004-6, Class 2A7, 5.500%, 07/25/34	296
513	Series 2004-6, Class APO, PO, 07/25/34	457
44	Series 2004-8, Class 5PO, PO, 05/25/32	41
223	Series 2004-8, Class XPO, PO, 10/25/34	194
767	Series 2004-9, Class 3A1, 6.500%, 09/25/32	805
37	Series 2004-9, Class 3PO, PO, 09/25/32	34
1,673	Series 2004-J, Class 3A1, VAR, 2.897%, 11/25/34	1,657
1,897	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,957
	BCAP LLC Trust,
3,959	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	3,954
6,871	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	7,196
6,199	Series 2009-RR14, Class 3A2, VAR, 2.596%, 08/26/35 (e)	6,198
506	Series 2009-RR14, Class 4A1, VAR, 2.580%, 03/26/36 (e)	506
4,849	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	4,983
1,560	Series 2010-RR12, Class 2A5, VAR, 3.304%, 01/26/36 (e)	1,585
5,195	Series 2010-RR12, Class 4A5, VAR, 2.678%, 10/26/36 (e)	5,243
1,276	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	1,281
6,773	Series 2010-RR5, Class 2A5, VAR, 5.326%, 04/26/37 (e)	6,884
3,861	Series 2010-RR6, Class 22A3, VAR, 4.623%, 06/26/36 (e)	4,006
315	Series 2010-RR6, Class 5A1, VAR, 4.608%, 11/26/37 (e)	314
1,443	Series 2010-RR7, Class 15A1, VAR, 0.965%, 01/26/36 (e)	1,420
5,057	Series 2010-RR7, Class 16A1, VAR, 0.843%, 02/26/47 (e)	4,924
3,988	Series 2010-RR7, Class 1A5, VAR, 4.989%, 04/26/35 (e)	3,909
18,392	Series 2010-RR7, Class 2A1, VAR, 2.280%, 07/26/45 (e)	17,827
2,602	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	2,666
8,968	Series 2010-RR8, Class 3A4, VAR, 5.060%, 05/26/35 (e)	8,471
3,617	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	3,638
4,869	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	4,971
16,057	Series 2011-RR10, Class 2A1, VAR, 1.022%, 09/26/37 (e)	14,486
2,027	Series 2011-RR2, Class 3A3, VAR, 2.722%, 11/21/35 (e)	2,027
12,256	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	12,366

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
12,699	Series 2011-RR5, Class 11A3, VAR, 0.316%, 05/28/36 (e)	11,789
5,026	Series 2011-RR5, Class 14A3, VAR, 2.667%, 07/26/36 (e)	5,007
5,946	Series 2012-RR1, Class 5A1, VAR, 3.875%, 07/26/37 (e)	6,143
6,904	Series 2012-RR10, Class 1A1, VAR, 0.396%, 02/26/37 (e)	6,492
19,704	Series 2012-RR10, Class 3A1, VAR, 0.356%, 05/26/36 (e)	18,476
12,027	Series 2012-RR2, Class 1A1, VAR, 0.336%, 08/26/36 (e)	11,635
20,150	Series 2012-RR3, Class 2A5, VAR, 2.229%, 05/26/37 (e)	19,896
9,825	Series 2012-RR4, Class 8A3, VAR, 0.398%, 06/26/47 (e)	9,320
4,488	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.666%, 03/25/35	4,362
	Bear Stearns ARM Trust,
2,866	Series 2003-2, Class A5, VAR, 2.490%, 01/25/33 (e)	2,792
238	Series 2003-7, Class 3A, VAR, 2.472%, 10/25/33	235
1,871	Series 2004-2, Class 14A, VAR, 4.993%, 05/25/34	1,859
8,639	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	8,645
7,329	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	7,253
3,651	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	3,610
427	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	387
165	Cendant Mortgage Capital LLC CDMC Mortagage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	144
	Chase Mortgage Finance Trust,
1,607	Series 2007-A1, Class 1A3, VAR, 2.740%, 02/25/37	1,598
3,218	Series 2007-A1, Class 2A1, VAR, 2.711%, 02/25/37	3,224
510	Series 2007-A1, Class 7A1, VAR, 2.685%, 02/25/37	511
1,611	Series 2007-A1, Class 9A1, VAR, 2.740%, 02/25/37	1,612
1,287	Series 2007-A2, Class 1A1, VAR, 2.795%, 07/25/37	1,291
1,881	Series 2007-A2, Class 2A1, VAR, 2.700%, 07/25/37	1,878
	CHL Mortgage Pass-Through Trust,
200	Series 2002-18, Class PO, PO, 11/25/32	171
1,007	Series 2002-22, Class A20, 6.250%, 10/25/32	1,051
1,830	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,827
681	Series 2003-29, Class A1, 5.500%, 08/25/33	706
4,911	Series 2003-39, Class A6, 5.000%, 10/25/33	5,060
171	Series 2003-44, Class A9, PO, 10/25/33	171
4,336	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	4,478
62	Series 2003-J13, Class PO, PO, 01/25/34	59
524	Series 2003-J7, Class 4A3, IF, 9.558%, 08/25/18	548
948	Series 2004-3, Class A26, 5.500%, 04/25/34	967
644	Series 2004-3, Class A4, 5.750%, 04/25/34	658
4,286	Series 2004-5, Class 1A4, 5.500%, 06/25/34	4,467
243	Series 2004-7, Class 2A1, VAR, 2.692%, 06/25/34	234
2,571	Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,652
445	Series 2004-HYB1, Class 2A, VAR, 2.748%, 05/20/34	418
1,832	Series 2004-HYB3, Class 2A, VAR, 2.567%, 06/20/34	1,711
1,173	Series 2004-HYB6, Class A3, VAR, 2.532%, 11/20/34	1,094
28	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	28
222	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	228
615	Series 2005-14, Class A2, 5.500%, 07/25/35	614
395	Series 2005-16, Class A23, 5.500%, 09/25/35	374
4,258	Series 2005-22, Class 2A1, VAR, 2.588%, 11/25/35	3,474
	Citicorp Mortgage Securities Trust,
466	Series 2006-1, Class 2A1, 5.000%, 02/25/21	486
1,957	Series 2006-4, Class 1A2, 6.000%, 08/25/36	1,981
	Citigroup Mortgage Loan Trust,
3,864	2.110%, 01/12/18	3,909
1,269	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,297

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
13,333	Series 2008-AR4, Class 1A1A, VAR, 2.782%, 11/25/38 (e)	13,464
3,141	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	3,210
2,560	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	2,657
8,129	Series 2009-10, Class 1A1, VAR, 2.423%, 09/25/33 (e)	8,275
6,259	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	6,491
7,040	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	7,262
1,698	Series 2010-3, Class 4A1, VAR, 2.430%, 02/25/36 (e)	1,703
2,637	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	2,674
37,978	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	38,314
39,348	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	40,472
3,642	Series 2010-10, Class 2A1, VAR, 2.481%, 02/25/36 (e)	3,668
3,376	Series 2011-10, Class 4A1, VAR, 0.360%, 02/25/46 (e)	3,254
	Citigroup Mortgage Loan Trust, Inc.,
222	Series 2003-1, Class 2A6, PO, 10/25/33	204
165	Series 2003-1, Class PO2, PO, 10/25/33	152
174	Series 2003-1, Class PO3, PO, 09/25/33	160
1	Series 2003-1, Class WPO1, PO, 06/25/16	—	(h)
268	Series 2003-UP3, Class A3, 7.000%, 09/25/33	278
450	Series 2003-UST1, Class A1, 5.500%, 12/25/18	468
90	Series 2003-UST1, Class PO1, PO, 12/25/18	84
80	Series 2003-UST1, Class PO3, PO, 12/25/18	74
692	Series 2004-UST1, Class A6, VAR, 3.798%, 08/25/34	689
476	Series 2005-1, Class 2A1A, VAR, 2.740%, 04/25/35	373
2,686	Series 2005-2, Class 2A11, 5.500%, 05/25/35	2,705
1,303	Series 2005-5, Class 1A2, VAR, 2.596%, 08/25/35	941
12,527	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	12,213
	Credit Suisse First Boston Mortgage Securities Corp.,
38	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	38
1,574	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,601
2,223	Series 2003-21, Class 1A4, 5.250%, 09/25/33	2,297
1,378	Series 2003-23, Class 1P, PO, 10/25/33	1,229
829	Series 2003-23, Class 2A5, 5.000%, 10/25/18	839
197	Series 2003-25, Class 2A1, 4.500%, 10/25/18	203
3,220	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,256
1,118	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,126
877	Series 2003-AR15, Class 3A1, VAR, 2.804%, 06/25/33	861
1,915	Series 2004-4, Class 2A4, 5.500%, 09/25/34	2,049
1,602	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,648
40	Series 2004-5, Class 5P, PO, 08/25/19	37
3,191	Series 2004-8, Class 1A4, 5.500%, 12/25/34	3,380
437	Series 2005-9, Class AP, PO, 10/25/35	270
5,261	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	975
278	Series 2005-10, Class AP, PO, 11/25/35	163
5,035	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	5,169
	CSMC,
6,726	Series 2010-16, Class A3, VAR, 3.816%, 06/25/50 (e)	6,664
2,823	Series 2010-16, Class A4, VAR, 3.816%, 06/25/50 (e)	2,759
85	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	84
2,271	Series 2010-1R, Class 5A1, VAR, 4.946%, 01/27/36 (e)	2,342
65,777	Series 2010-11R, Class A6, VAR, 1.179%, 06/28/47 (e)	62,844
2,248	Series 2010-12R, Class 14A1, VAR, 2.535%, 09/26/46 (e)	2,242
1,901	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	1,888
4,140	Series 2010-17R, Class 1A1, VAR, 2.422%, 06/26/36 (e)	4,268

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
855	Series 2010-17R, Class 5A1, VAR, 2.707%, 07/26/36 (e)	855
13,672	Series 2011-1R, Class A1, VAR, 1.164%, 02/27/47 (e)	13,624
4,051	Series 2011-6R, Class 3A1, VAR, 2.704%, 07/28/36 (e)	4,007
7,617	Series 2011-7R, Class A1, VAR, 1.414%, 08/28/47 (e)	7,599
22,653	Series 2011-9R, Class A1, VAR, 2.164%, 03/27/46 (e)	22,702
13,048	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	13,206
4,679	Series 2012-2R, Class 2A1, VAR, 2.304%, 03/27/47 (e)	4,533
13,425	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	13,395
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
1,366	Series 2005-1, Class 2A1, VAR, 5.679%, 02/25/20	1,417
1,618	Series 2005-3, Class 1A1, VAR, 5.332%, 06/25/20	1,648
1,408	Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.164%, 04/26/37 (e)	1,390
79	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	73
4,846	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	4,846
	First Boston Mortgage Securities Corp. 1987 STRIPS,
17	Series C, Class IO, IO, 10.965%, 04/25/17	2
10	Series C, Class PO, PO, 04/25/17	9
	First Horizon Alternative Mortgage Securities Trust,
2,429	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,128
17,314	Series 2007-FA4, Class 1A2, IF, IO, 5.484%, 08/25/37	3,180
	First Horizon Mortgage Pass-Through Trust,
69	Series 2003-7, Class 2A1, 4.500%, 09/25/18	71
659	Series 2003-8, Class 2A1, 4.500%, 09/25/18	677
2,422	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,511
1,364	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	1,347
576	Series 2004-AR7, Class 2A2, VAR, 2.560%, 02/25/35	579
4,153	Series 2005-AR1, Class 2A2, VAR, 2.654%, 04/25/35	4,156
4,395	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	4,432
	GMAC Mortgage Loan Trust,
7,298	Series 2003-AR1, Class A4, VAR, 3.012%, 10/19/33	7,403
5,147	Series 2003-AR2, Class 2A4, VAR, 3.144%, 12/19/33	5,107
421	Series 2003-J7, Class A10, 5.500%, 11/25/33	434
4,873	Series 2003-J7, Class A7, 5.000%, 11/25/33	4,958
264	Series 2003-J8, Class A, 5.250%, 12/25/33	274
3,440	Series 2004-J5, Class A7, 6.500%, 01/25/35	3,661
1,446	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,489
4,257	Series 2005-AR3, Class 3A4, VAR, 3.302%, 06/19/35	4,083
	GSMPS Mortgage Loan Trust,
933	Series 2004-4, Class 1AF, VAR, 0.566%, 06/25/34 (e)	815
1,709	Series 2005-RP2, Class 1AF, VAR, 0.516%, 03/25/35 (e)	1,449
10,258	Series 2005-RP3, Class 1AF, VAR, 0.516%, 09/25/35 (e)	8,510
7,561	Series 2005-RP3, Class 1AS, IO, VAR, 4.888%, 09/25/35 (e)	1,085
	GSR Mortgage Loan Trust,
684	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	712
362	Series 2003-6F, Class A2, VAR, 0.566%, 09/25/32	341
2,814	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	2,972
1,486	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,590
1,030	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,017
32	Series 2004-15F, Class AP, PO, 12/25/34	31
1,252	Series 2005-5F, Class 8A3, VAR, 0.666%, 06/25/35	1,179
4,904	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,996
319	Series 2005-AR6, Class 3A1, VAR, 2.656%, 09/25/35	314

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,577	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	2,479
8,479	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	7,681
8,348	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	8,153
16,368	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	15,980
2,707	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.466%, 05/25/35	2,711
	Impac Secured Assets CMN Owner Trust,
1,421	Series 2003-2, Class A1, 5.500%, 08/25/33	1,496
79	Series 2004-3, Class 1A4, VAR, 0.966%, 11/25/34	76
	Impac Secured Assets Trust,
7,172	Series 2006-1, Class 2A1, VAR, 0.516%, 05/25/36	7,066
12,640	Series 2006-2, Class 2A1, VAR, 0.516%, 08/25/36	12,231
19,149	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	24
4,722	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	4,913
	JP Morgan Mortgage Trust,
946	Series 2004-A3, Class 4A1, VAR, 2.755%, 07/25/34	964
1,702	Series 2004-A4, Class 1A1, VAR, 2.770%, 09/25/34	1,721
923	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	950
3,607	Series 2005-A1, Class 3A4, VAR, 3.768%, 02/25/35	3,631
21,829	Series 2006-A2, Class 4A1, VAR, 2.734%, 08/25/34	21,786
12,853	Series 2006-A2, Class 5A3, VAR, 2.551%, 11/25/33	12,938
3,115	Series 2006-A3, Class 6A1, VAR, 2.723%, 08/25/34	3,106
2,276	Series 2007-A1, Class 5A1, VAR, 2.809%, 07/25/35	2,276
910	Series 2007-A1, Class 5A2, VAR, 2.809%, 07/25/35	911
	JP Morgan Resecuritization Trust,
3,061	Series 2009-6, Class 4A1, VAR, 2.713%, 09/26/36 (e)	3,091
2,774	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	2,766
	Lehman Mortgage Trust,
1,316	Series 2006-2, Class 1A1, VAR, 6.291%, 04/25/36	1,248
1,253	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,067
6,561	Series 2008-2, Class 1A6, 6.000%, 03/25/38	6,017
	LVII Resecuritization Trust,
11,261	Series 2009-2, Class M3, VAR, 5.195%, 09/27/37 (e)	11,642
7,174	Series 2009-3, Class M3, VAR, 5.376%, 11/27/37 (e)	7,339
8,968	Series 2009-3, Class M4, VAR, 5.376%, 11/27/37 (e)	9,255
	MASTR Adjustable Rate Mortgages Trust,
1,124	Series 2004-3, Class 4A2, VAR, 2.356%, 04/25/34	1,095
5,774	Series 2004-13, Class 2A1, VAR, 2.644%, 04/21/34	5,911
601	Series 2004-15, Class 3A1, VAR, 2.946%, 12/25/34	585
	MASTR Alternative Loan Trust,
2,051	Series 2003-9, Class 2A1, 6.000%, 12/25/33	2,174
364	Series 2003-9, Class 8A1, 6.000%, 01/25/34	374
1,169	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,209
3,505	Series 2004-3, Class 3A1, 6.000%, 04/25/34	3,633
655	Series 2004-6, Class 30PO, PO, 07/25/34	563
374	Series 2004-6, Class 7A1, 6.000%, 07/25/34	384
588	Series 2004-7, Class 30PO, PO, 08/25/34	454
1,574	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,640
410	Series 2004-10, Class 1A1, 4.500%, 09/25/19	418
1,482	Series 2005-6, Class 3A1, 5.500%, 11/25/20	1,453
	MASTR Asset Securitization Trust,
231	Series 2003-2, Class 1A1, 5.000%, 03/25/18	232
143	Series 2003-2, Class 2A1, 4.500%, 03/25/18	143
455	Series 2003-2, Class 2A10, 4.500%, 03/25/18	455
150	Series 2003-8, Class 1A1, 5.500%, 09/25/33	156

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
258	Series 2003-9, Class 15PO, PO, 10/25/18	241
281	Series 2003-9, Class 2A7, 5.500%, 10/25/33	287
144	Series 2003-11, Class 3A1, 4.500%, 12/25/18	147
177	Series 2003-12, Class 30PO, PO, 12/25/33	164
452	Series 2003-12, Class 6A1, 5.000%, 12/25/33	462
132	Series 2004-1, Class 30PO, PO, 02/25/34	119
2,878	Series 2004-4, Class 1A6, 5.250%, 12/26/33	2,934
35	Series 2004-4, Class 3A1, 4.500%, 04/25/19	36
170	Series 2004-6, Class 15PO, PO, 07/25/19	159
409	Series 2004-8, Class 1A1, 4.750%, 08/25/19	420
89	Series 2004-8, Class PO, PO, 08/25/19	82
547	Series 2004-9, Class 5A1, 5.250%, 09/25/19	564
1,901	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	2,005
	MASTR Reperforming Loan Trust,
13,900	Series 2005-2, Class 1A1F, VAR, 0.516%, 05/25/35 (e)	11,710
1,658	Series 2006-2, Class 1A1, VAR, 4.883%, 05/25/36 (e)	1,537
2,187	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,749
	Merrill Lynch Mortgage Investors Trust,
1,375	Series 2003-A5, Class 2A6, VAR, 2.387%, 08/25/33	1,380
2,890	Series 2003-E, Class A1, VAR, 0.786%, 10/25/28	2,796
3,394	Series 2003-F, Class A1, VAR, 0.806%, 10/25/28	3,357
2,712	Series 2004-1, Class 2A1, VAR, 2.157%, 12/25/34	2,700
1,317	Series 2004-A, Class A1, VAR, 0.626%, 04/25/29	1,235
2,354	Series 2004-A4, Class A2, VAR, 2.522%, 08/25/34	2,396
3,088	Series 2004-C, Class A2, VAR, 0.973%, 07/25/29	3,047
4,601	Series 2005-A2, Class A1, VAR, 2.553%, 02/25/35	4,524
3,890	Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.315%, 06/25/37	3,792
45	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	49
	Morgan Stanley Mortgage Loan Trust,
5,110	Series 2004-3, Class 4A, VAR, 5.700%, 04/25/34	5,321
1,402	Series 2004-9, Class 4A, VAR, 5.293%, 10/25/19	1,423
–(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,321.500%, 04/20/21	6
1,762	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.486%, 02/25/35	1,679
	MRFC Mortgage Pass-Through Trust,
5,642	Series 2000-TBC2, Class A1, VAR, 0.648%, 06/15/30	5,449
1,180	Series 2000-TBC3, Class A1, VAR, 0.608%, 12/15/30	1,152
973	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	996
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
533	Series 2003-A1, Class A1, 5.500%, 05/25/33	542
242	Series 2003-A1, Class A2, 6.000%, 05/25/33	247
125	Series 2003-A1, Class A5, 7.000%, 04/25/33	130
10	Series 2003-A1, Class A7, 5.000%, 04/25/18	10
1,914	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	1,918
	PaineWebber CMO Trust,
2	Series H, Class 4, 8.750%, 04/01/18	2
11	Series P, Class 4, 8.500%, 08/01/19	12
2,220	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	2,339
1,131	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.685%, 05/25/35	1,140
	RALI Trust,
588	Series 2001-QS19, Class A2, 6.000%, 12/25/16	596
279	Series 2002-QS16, Class A3, IF, 16.276%, 10/25/17	293
1,144	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,167
2,600	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,690
1,514	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,518

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
234	Series 2003-QS1, Class A6, 4.250%, 01/25/33	235
976	Series 2003-QS12, Class A2A, IF, IO, 7.434%, 06/25/18	103
297	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	21
8,130	Series 2003-QS13, Class A2, 4.000%, 07/25/33	7,611
2,220	Series 2003-QS14, Class A1, 5.000%, 07/25/18	2,262
7,869	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,107
699	Series 2003-QS18, Class A1, 5.000%, 09/25/18	718
7,128	Series 2003-QS19, Class A1, 5.750%, 10/25/33	7,625
623	Series 2003-QS3, Class A2, IF, 16.135%, 02/25/18	680
448	Series 2003-QS3, Class A8, IF, IO, 7.434%, 02/25/18	23
1,727	Series 2003-QS9, Class A3, IF, IO, 7.384%, 05/25/18	199
11,518	Series 2004-QS7, Class A4, 5.500%, 05/25/34	11,760
2,476	Series 2005-QA6, Class A32, VAR, 3.720%, 05/25/35	1,687
347	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	270
	RBSSP Resecuritization Trust,
5,192	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	5,473
1,831	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,909
910	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	917
3,510	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	3,552
8,989	Series 2009-12, Class 1A1, VAR, 5.996%, 11/25/33 (e)	9,389
4,292	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	4,534
13,002	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	13,323
1,029	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	1,039
11,401	Series 2012-3, Class 3A1, VAR, 0.316%, 09/26/36 (e)	10,752
157	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	141
	Residential Asset Securitization Trust,
564	Series 2003-A13, Class A3, 5.500%, 01/25/34	581
51	Series 2003-A14, Class A1, 4.750%, 02/25/19	52
1,004	Series 2003-A8, Class A5, 4.250%, 10/25/18	1,027
14,631	Series 2005-A2, Class A4, IF, IO, 4.884%, 03/25/35	2,341
1,478	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,267
	RFMSI Trust,
1,144	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,146
183	Series 2003-S14, Class A4, PO, 07/25/18	171
476	Series 2003-S16, Class A3, 5.000%, 09/25/18	477
842	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	859
296	Series 2004-S6, Class 2A6, PO, 06/25/34	256
512	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	526
1,474	Series 2005-SA4, Class 1A1, VAR, 2.848%, 09/25/35	1,220
39	RFSC Trust, Series 2003-RM2, Class AP- 3, PO, 05/25/33	36
10,918	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	11,130
	Salomon Brothers Mortgage Securities VII, Inc.,
4,011	Series 2003-HYB1, Class A, VAR, 2.620%, 09/25/33	4,035
87	Series 2003-UP2, Class PO1, PO, 12/25/18	78
	Sequoia Mortgage Trust,
2,303	Series 2004-8, Class A1, VAR, 0.518%, 09/20/34	2,266
3,559	Series 2004-8, Class A2, VAR, 0.765%, 09/20/34	3,499
1,086	Series 2004-10, Class A1A, VAR, 0.478%, 11/20/34	1,069
3,629	Series 2004-11, Class A1, VAR, 0.468%, 12/20/34	3,519
4,162	Series 2004-12, Class A3, VAR, 0.729%, 01/20/35	3,742
	Springleaf Mortgage Loan Trust,
9,930	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	10,332
12,757	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	13,851
5,522	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	5,646

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
16,277	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	17,076
21,985	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	22,409
15,021	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	15,768
27,335	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	27,281
8,656	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	8,564
5,072	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	4,965
4,311	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,311
1,917	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,936
19,285	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	19,065
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,424
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	6,906
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	5,676
19,687	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	19,632
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,678
712	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	712
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	10,968
2,536	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.816%, 06/25/34	2,528
	Structured Asset Mortgage Investments II Trust,
2,876	Series 2004-AR5, Class 1A1, VAR, 0.827%, 10/19/34	2,706
12,519	Series 2005-AR5, Class A3, VAR, 0.417%, 07/19/35	12,212
	Structured Asset Securities Corp.,
4,161	Series 2003-37A, Class 2A, VAR, 3.787%, 12/25/33	4,139
3,906	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	4,121
1,346	Series 2005-RF3, Class 1A, VAR, 0.516%, 06/25/35 (e)	1,084
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
421	Series 2002-17, Class B1, VAR, 6.075%, 09/25/32	420
1,296	Series 2003-16, Class A3, VAR, 0.666%, 06/25/33	1,267
1,478	Series 2003-29, Class 1A1, 4.750%, 09/25/18	1,512
528	Series 2003-30, Class 1A1, 5.500%, 10/25/33	548
444	Series 2003-32, Class 1A1, VAR, 5.517%, 11/25/33	454
4,329	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	4,431
1,329	Series 2003-34A, Class 3A3, VAR, 2.489%, 11/25/33	1,319
9,072	Series 2004-5H, Class A4, 5.540%, 12/25/33	9,332
1,154	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	1,161
	Thornburg Mortgage Securities Trust,
1,984	Series 2003-4, Class A1, VAR, 0.806%, 09/25/43	1,904
864	Series 2004-4, Class 3A, VAR, 2.123%, 12/25/44	857
	Vericrest Opportunity Loan Transferee,
13,122	Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e)	13,217
5,891	Series 2013-NPL4, Class A1, SUB, 4.000%, 11/25/53	5,891
	WaMu Mortgage Pass-Through Certificates,
6,687	Series 2003-AR11, Class A6, VAR, 2.446%, 10/25/33	6,727
234	Series 2003-S10, Class A2, 5.000%, 10/25/18	240
625	Series 2003-S13, Class 23A1, VAR, 0.716%, 12/25/18	611
649	Series 2003-S4, Class 2A10, IF, 17.006%, 06/25/33	776
1,333	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,366
1,292	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,292
2,269	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	2,339
1,380	Series 2006-AR8, Class 1A2, VAR, 2.395%, 08/25/46	1,175
	WaMu Mortgage Pass-Through Certificates Trust,
2,311	Series 2003-AR7, Class A7, VAR, 2.305%, 08/25/33	2,319
12,131	Series 2003-AR9, Class 1A6, VAR, 2.427%, 09/25/33	12,245

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,488	Series 2003-AR9, Class 2A, VAR, 2.443%, 09/25/33	2,496
2,037	Series 2003-S1, Class A5, 5.500%, 04/25/33	2,067
431	Series 2003-S8, Class A6, 4.500%, 09/25/18	442
9,258	Series 2003-S9, Class A8, 5.250%, 10/25/33	9,591
216	Series 2003-S9, Class P, PO, 10/25/33	197
3,133	Series 2004-AR3, Class A1, VAR, 2.451%, 06/25/34	3,151
4,025	Series 2004-AR3, Class A2, VAR, 2.451%, 06/25/34	4,049
1,368	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,404
1,578	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	1,636
95	Series 2004-S1, Class 1A3, VAR, 0.566%, 03/25/34	94
8,109	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	8,452
320	Series 2006-AR10, Class 2P, VAR, 2.386%, 09/25/36	189
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
3,407	Series 2005-1, Class 1A1, 5.500%, 03/25/35	3,299
277	Series 2005-1, Class CP, PO, 03/25/35	177
499	Series 2006-1, Class 3A2, 5.750%, 02/25/36	422
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
15,887	Series 2005-2, Class 1A4, IF, IO, 4.884%, 04/25/35	2,289
3,602	Series 2005-2, Class 2A3, IF, IO, 4.834%, 04/25/35	456
5,550	Series 2005-4, Class CB7, 5.500%, 06/25/35	5,134
5,445	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,381
1,201	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,101
	Washington Mutual MSC Mortgage Pass-Through Certificates,
226	Series 2003-MS5, Class 1A4, VAR, 0.666%, 03/25/18	223
35	Series 2003-MS7, Class P, PO, 03/25/33	26
942	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	943
	Wells Fargo Alternative Loan Trust,
213	Series 2003-1, Class APO, PO, 09/25/33	196
685	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	612
9,210	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	9,264
	Wells Fargo Mortgage-Backed Securities Trust,
4,722	Series 2003-K, Class 1A1, VAR, 2.492%, 11/25/33	4,780
181	Series 2003-K, Class 1A2, VAR, 2.492%, 11/25/33	184
841	Series 2003-L, Class 2A1, VAR, 2.534%, 11/25/33	826
1,080	Series 2004-4, Class A9, 5.500%, 05/25/34	1,124
1,434	Series 2004-B, Class A1, VAR, 4.646%, 02/25/34	1,431
143	Series 2004-BB, Class A4, VAR, 2.610%, 01/25/35	143
4,259	Series 2004-EE, Class 2A1, VAR, 2.613%, 12/25/34	4,292
2,898	Series 2004-EE, Class 2A2, VAR, 2.613%, 12/25/34	2,931
4,157	Series 2004-EE, Class 3A1, VAR, 2.711%, 12/25/34	4,172
1,357	Series 2004-EE, Class 3A2, VAR, 2.711%, 12/25/34	1,368
5,862	Series 2004-I, Class 1A1, VAR, 2.658%, 07/25/34	5,894
18,047	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	18,224
3,014	Series 2004-V, Class 1A1, VAR, 2.629%, 10/25/34	3,091
3,866	Series 2004-V, Class 1A2, VAR, 2.629%, 10/25/34	3,931
2,149	Series 2005-1, Class 2A1, 5.000%, 01/25/20	2,213
1,275	Series 2005-13, Class A1, 5.000%, 11/25/20	1,309
2,017	Series 2005-14, Class 1A1, 5.500%, 12/25/35	2,093
433	Series 2005-14, Class 2APO, PO, 12/25/35	323
3,990	Series 2005-AR8, Class 2A1, VAR, 2.673%, 06/25/35	4,045
973	Series 2007-7, Class A7, 6.000%, 06/25/37	929
4,874	Series 2007-9, Class 1A8, 5.500%, 07/25/37	4,964

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,182	Series 2007-11, Class A14, 6.000%, 08/25/37	4,897

		1,851,150

	Total Collateralized Mortgage Obligations (Cost $5,974,669)	6,202,830

Commercial Mortgage-Backed Securities — 4.1%
	A10 Securitization LLC,
14,289	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	14,398
10,997	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	10,989
22,888	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	22,888
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,440
7,026	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	6,694
	Banc of America Commercial Mortgage Trust,
2,560	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,759
15,833	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	17,290
10,313	Series 2006-4, Class A4, 5.634%, 07/10/46	11,259
8,430	Series 2006-5, Class A4, 5.414%, 09/10/47	9,214
214,864	Series 2006-5, Class XC, IO, VAR, 0.837%, 09/10/47 (e)	2,855
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4,484	Series 2005-1, Class AJ, VAR, 5.466%, 11/10/42	4,723
4,484	Series 2005-3, Class A4, 4.668%, 07/10/43	4,707
9,528	Series 2005-3, Class AM, 4.727%, 07/10/43	9,928
2,242	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,385
492,113	Series 2005-5, Class XC, IO, VAR, 0.221%, 10/10/45 (e)	1,057
2,506	Series 2005-6, Class ASB, VAR, 5.357%, 09/10/47	2,514
8,520	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.683%, 06/24/50 (e)	9,376
	BB-UBS Trust,
20,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	19,518
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	24,434
	Bear Stearns Commercial Mortgage Securities Trust,
4,902	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	4,972
960	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	973
7,677	Series 2006-PW11, Class A4, VAR, 5.611%, 03/11/39	8,309
207,119	Series 2006-PW14, Class X1, IO, VAR, 0.219%, 12/11/38 (e)	3,733
2,421	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,662
586,796	Series 2007-T26, Class X1, IO, VAR, 0.076%, 01/12/45 (e)	3,378
	CD Commercial Mortgage Trust,
5,381	Series 2005-CD1, Class AJ, VAR, 5.392%, 07/15/44	5,680
213,784	Series 2007-CD4, Class XC, IO, VAR, 0.234%, 12/11/49 (e)	2,058
126,207	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.696%, 10/15/48 (e)	1,992
6,457	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	6,757
	COBALT CMBS Commercial Mortgage Trust,
5,385	Series 2006-C1, Class A4, 5.223%, 08/15/48	5,847
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,187
183,227	Series 2006-C1, Class IO, IO, VAR, 0.998%, 08/15/48	3,396
	COMM Mortgage Trust,
5,650	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	5,908
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,224
29,966	Series 2012-CR2, Class XA, IO, VAR, 2.106%, 08/15/45	3,388
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,627
6,150	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	5,768
1,398	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	1,402
5,023	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.107%, 11/17/26 (e)	5,029
	Commercial Mortgage Trust,
3,139	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,256

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
2,690	Series 2006-GG7, Class AM, VAR, 6.018%, 07/10/38	2,952
	Credit Suisse Commercial Mortgage Trust,
6,412	Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	6,934
215,253	Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	791
1,525	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,588
	DBRR Trust,
3,346	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	3,346
9,756	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	9,757
39,110	DBUBS Mortgage Trust, Series 2011- LC2A, Class XA, IO, VAR, 1.605%, 07/10/44 (e)	2,284
12,192	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	12,192
16,524	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	17,113
18,301	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	18,465
	GE Capital Commercial Mortgage Corp.,
10,313	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	10,670
9,685	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	9,910
12,555	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	13,239
	GS Mortgage Securities Corp. II,
8,882	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	9,008
12,322	Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	12,277
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	4,520
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,430
	GS Mortgage Securities Trust,
6,547	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,083
121,327	Series 2006-GG8, Class X, IO, VAR, 0.781%, 11/10/39 (e)	1,694
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,423
4,570	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	4,576
	JP Morgan Chase Commercial Mortgage Securities Trust,
5,144	Series 2004-CB9, Class A4, VAR, 5.755%, 06/12/41	5,247
4,619	Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	4,851
482,221	Series 2005-CB11, Class X1, IO, VAR, 0.250%, 08/12/37 (e)	908
538,835	Series 2005-LDP5, Class X1, IO, VAR, 0.139%, 12/15/44 (e)	1,057
1,791	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,950
361,659	Series 2006-CB15, Class X1, IO, VAR, 0.435%, 06/12/43	2,209
1,915	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,093
1,435	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,573
4,810	Series 2006-LDP9, Class A3SF, VAR, 0.323%, 05/15/47	4,808
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,642
1,345	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,492
326,539	Series 2007-LD12, Class X, IO, VAR, 0.165%, 02/15/51	963
79,466	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.639%, 05/25/39 (e)	1,912
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	8,295
	LB-UBS Commercial Mortgage Trust,
3,747	Series 2004-C2, Class A4, 4.367%, 03/15/36	3,761
4,484	Series 2006-C1, Class A4, 5.156%, 02/15/31	4,808
1,318	Series 2006-C4, Class A4, VAR, 6.055%, 06/15/38	1,447
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,669
5,503	Series 2007-C2, Class A3, 5.430%, 02/15/40	6,109
117,430	Series 2007-C2, Class XW, IO, VAR, 0.738%, 02/15/40	2,045
	Merrill Lynch Mortgage Trust,
2,118	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,267
2,982	Series 2005-LC1, Class AJ, VAR, 5.548%, 01/12/44	3,207
1,311	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,319
1,973	Series 2006-C1, Class A4, VAR, 5.866%, 05/12/39	2,155

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	ML-CFC Commercial Mortgage Trust,
4,428	Series 2006-1, Class A4, VAR, 5.653%, 02/12/39	4,761
362,136	Series 2006-4, Class XC, IO, VAR, 0.246%, 12/12/49 (e)	4,218
5,551	Series 2007-9, Class A4, 5.700%, 09/12/49	6,218
	Morgan Stanley Capital I Trust,
2,760	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,801
184,441	Series 2006-IQ12, Class X1, IO, VAR, 0.161%, 12/15/43 (e)	2,480
334,460	Series 2007-HQ11, Class X, IO, VAR, 0.398%, 02/12/44 (e)	1,748
95,666	Series 2007-HQ13, Class X1, IO, VAR, 0.553%, 12/15/44 (e)	1,225
293,485	Series 2007-IQ13, Class X, IO, VAR, 0.598%, 03/15/44 (e)	3,434
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,876
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,344
	Morgan Stanley Re-REMIC Trust,
9,558	Series 2009-IO, Class B, PO, 07/17/56 (e)	9,405
18,410	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	18,580
6,989	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	7,078
18,655	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	18,654
46,087	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	46,409
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	8,471
631	Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	634
59,367	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	61,413
16,703	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.367%, 08/25/29 (e)	16,701
	N-Star Real Estate CDO Ltd., (Cayman Islands),
15,793	Series 2013-1A, Class A, VAR, 2.016%, 08/25/29 (e)	15,808
6,359	Series 2013-1A, Class B, VAR, 5.170%, 08/25/29 (e)	6,317
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,143
4,292	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	4,352
14,968	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	15,008
13,053	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.570%, 08/15/39	13,449
17,590	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.522%, 05/10/45 (e)	2,332
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	15,006
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,363
67,329	Series 2012-C2, Class XA, IO, VAR, 1.955%, 05/10/63 (e)	6,124
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,291
3,837	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	3,860
11,148	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	10,565
	Wachovia Bank Commercial Mortgage Trust,
4	Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	4
9,103	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	9,164
7,174	Series 2005-C22, Class A4, VAR, 5.464%, 12/15/44	7,680
841,568	Series 2006-C24, Class XC, IO, VAR, 0.276%, 03/15/45 (e)	2,726
13,452	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	13,138
24,157	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	24,096
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	9,824
2,013	Series 2012-C6, Class A1, 1.081%, 04/15/45	2,019
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,440

	Total Commercial Mortgage-Backed Securities (Cost $906,246)	918,172

Corporate Bonds — 19.2%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,149

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Auto Components — Continued
2,991	4.250%, 03/01/21	3,098
6,278	5.250%, 12/01/41	6,222

		13,469

	Automobiles — 0.1%
	Daimler Finance North America LLC,
10,331	1.650%, 04/10/15 (e)	10,432
3,758	1.875%, 01/11/18 (e)	3,741
1,692	2.375%, 08/01/18 (e)	1,702
4,706	2.625%, 09/15/16 (e)	4,883
8,789	2.950%, 01/11/17 (e)	9,115
1,345	8.500%, 01/18/31	1,939

		31,812

	Household Durables — 0.0% (g)
2,690	Newell Rubbermaid, Inc., 4.700%, 08/15/20	2,842

	Media — 1.0%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,471
2,690	6.650%, 11/15/37	3,114
1,345	6.900%, 08/15/39	1,585
3,946	7.300%, 04/30/28	4,703
986	8.000%, 10/17/16	1,167
942	8.875%, 04/26/23	1,219
	CBS Corp.,
1,345	4.300%, 02/15/21	1,392
673	5.500%, 05/15/33	671
1,279	5.750%, 04/15/20	1,446
583	5.900%, 10/15/40	601
1,121	7.875%, 09/01/23	1,346
5,403	7.875%, 07/30/30	6,648
1,569	8.875%, 05/15/19	2,010
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,584
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,117
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,212
	Comcast Corp.,
10,484	4.250%, 01/15/33	9,703
1,166	5.900%, 03/15/16	1,297
2,690	6.450%, 03/15/37	3,112
897	6.500%, 01/15/17	1,036
11,658	6.500%, 11/15/35	13,440
	COX Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,772
746	5.450%, 12/15/14	783
1,166	8.375%, 03/01/39 (e)	1,425
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	2,740
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,381	3.800%, 03/15/22	5,147
5,022	4.600%, 02/15/21	5,142
3,876	5.000%, 03/01/21	4,045
11,179	6.000%, 08/15/40	10,871
2,861	6.375%, 03/01/41	2,903
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,823
2,269	4.950%, 05/15/42	2,118
3,018	Historic TW, Inc., 9.150%, 02/01/23	4,064
	NBCUniversal Media LLC,
3,587	4.375%, 04/01/21	3,850
2,493	5.150%, 04/30/20	2,817
4,575	5.950%, 04/01/41	4,979
3,233	6.400%, 04/30/40	3,714
	News America, Inc.,
1,762	7.250%, 05/18/18	2,147
2,690	7.625%, 11/30/28	3,412
1,525	9.500%, 07/15/24	2,010
	Thomson Reuters Corp., (Canada),
8,115	3.950%, 09/30/21	8,180
2,716	4.500%, 05/23/43	2,293
1,928	4.700%, 10/15/19	2,116

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	2,717
873	5.850%, 05/01/17	962
4,125	5.875%, 11/15/40	3,508
2,327	6.550%, 05/01/37	2,142
4,080	6.750%, 07/01/18	4,598
1,794	6.750%, 06/15/39	1,668
2,197	7.300%, 07/01/38	2,169
1,426	8.250%, 02/14/14	1,446
1,928	8.250%, 04/01/19	2,263
1,601	8.750%, 02/14/19	1,906
	Time Warner Entertainment Co. LP,
1,812	8.375%, 03/15/23	2,095
5,829	8.375%, 07/15/33	6,340
	Time Warner, Inc.,
5,085	4.750%, 03/29/21	5,471
1,573	5.375%, 10/15/41	1,564
2,802	6.200%, 03/15/40	3,039
1,474	6.250%, 03/29/41	1,618
2,238	6.500%, 11/15/36	2,493
3,430	7.625%, 04/15/31	4,273
1,125	7.700%, 05/01/32	1,422
	Viacom, Inc.,
1,499	1.250%, 02/27/15	1,507
1,951	3.125%, 06/15/22	1,830
599	3.250%, 03/15/23	559
5,046	3.875%, 12/15/21	5,058
6,243	4.375%, 03/15/43	5,193
538	4.500%, 03/01/21	565
1,813	4.500%, 02/27/42	1,559

		219,190

	Multiline Retail — 0.1%
897	Kohl’s Corp., 6.250%, 12/15/17	1,039
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,321
1,671	4.375%, 09/01/23	1,688
877	5.125%, 01/15/42	830
1,166	7.450%, 07/15/17	1,385
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,612
	Target Corp.,
1,883	6.000%, 01/15/18	2,208
636	7.000%, 01/15/38	814

		14,897

	Specialty Retail — 0.1%
3,397	Gap, Inc. (The), 5.950%, 04/12/21	3,765
	Home Depot, Inc. (The),
673	4.400%, 04/01/21	737
4,125	5.400%, 03/01/16	4,556
	Lowe’s Cos., Inc.,
3,901	4.650%, 04/15/42	3,745
2,067	5.125%, 11/15/41	2,133
3,139	Series B, 7.110%, 05/15/37	3,891

		18,827

	Total Consumer Discretionary	301,037

	Consumer Staples — 0.9%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	1,032
986	5.750%, 04/01/36	1,105
6,322	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	7,976
1,390	Coca-Cola Co. (The), 4.875%, 03/15/19	1,590
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,546
2,493	4.828%, 07/15/20	2,769
1,928	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	2,097
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,878
3,565	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	3,794
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,576
	PepsiCo, Inc.,
839	0.800%, 08/25/14	842

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Beverages — Continued
10,210	1.250%, 08/13/17	10,160
2,245	3.000%, 08/25/21	2,210
207	7.900%, 11/01/18	263
	SABMiller Holdings, Inc.,
3,393	1.850%, 01/15/15 (e)	3,439
4,179	3.750%, 01/15/22 (e)	4,234
	SABMiller plc, (United Kingdom),
4,125	5.700%, 01/15/14 (e)	4,150
762	6.500%, 07/01/16 (e)	865

		58,526

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
6,093	5.750%, 05/15/41	6,615
1,794	6.125%, 09/15/39	2,039
6,200	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,726
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,538
12,466	5.000%, 04/15/42	11,794
829	5.400%, 07/15/40	827
1,794	6.150%, 01/15/20	2,076
538	6.400%, 08/15/17	619
1,995	7.500%, 01/15/14	2,011
11,049	7.500%, 04/01/31	13,493
7,567	Walgreen Co., 3.100%, 09/15/22	7,120
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,159
942	6.200%, 04/15/38	1,125
628	7.550%, 02/15/30	841

		59,983

	Food Products — 0.4%
1,973	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,206
6,959	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	8,672
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	601
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	6,773
2,443	4.307%, 05/14/21 (e)	2,569
1,390	6.000%, 11/27/17 (e)	1,607
2,556	7.350%, 03/06/19 (e)	3,150
	ConAgra Foods, Inc.,
2,042	1.300%, 01/25/16	2,053
2,069	2.100%, 03/15/18	2,077
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,303
3,802	3.125%, 05/17/22	3,668
2,036	3.250%, 05/21/18	2,151
	Kraft Foods Group, Inc.,
5,113	3.500%, 06/06/22	4,998
4,392	5.000%, 06/04/42	4,293
2,765	5.375%, 02/10/20	3,143
4,612	6.125%, 08/23/18	5,442
2,690	Series WI, 6.500%, 02/09/40	3,156
9,117	6.875%, 01/26/39	11,009
	Mondelez International, Inc.,
2,516	5.375%, 02/10/20	2,845
993	6.125%, 02/01/18	1,165
8,703	6.500%, 08/11/17	10,272

		84,153

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,154
448	7.500%, 11/01/18	563
1,678	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	2,126
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,020

		4,863

	Total Consumer Staples	207,525

	Energy — 1.5%
	Energy Equipment & Services — 0.2%
1,534	Cameron International Corp., 1.600%, 04/30/15	1,544
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,826
673	6.150%, 09/15/19	813

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
4,529	7.450%, 09/15/39	6,036
2,242	7.600%, 08/15/96 (e)	3,055
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,400
	Noble Holding International Ltd., (Cayman Islands),
781	3.950%, 03/15/22	770
557	5.250%, 03/15/42	529
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	2,933
	Transocean, Inc., (Cayman Islands),
2,491	3.800%, 10/15/22	2,379
1,693	6.375%, 12/15/21	1,902
6,053	6.500%, 11/15/20	6,857
1,334	7.350%, 12/15/41	1,554
448	7.500%, 04/15/31	511
	Weatherford International Ltd., (Bermuda),
2,162	4.500%, 04/15/22	2,185
844	5.950%, 04/15/42	838
986	6.500%, 08/01/36	1,026
2,390	9.875%, 03/01/39	3,322

		40,480

	Oil, Gas & Consumable Fuels — 1.3%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	2,792
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,243
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,772
	Anadarko Petroleum Corp.,
363	5.750%, 06/15/14	372
7,623	7.625%, 03/15/14	7,771
3,226	8.700%, 03/15/19	4,212
2,933	ANR Pipeline Co., 9.625%, 11/01/21	4,076
	Apache Corp.,
4,623	2.625%, 01/15/23	4,296
1,178	3.250%, 04/15/22	1,170
3,611	4.750%, 04/15/43	3,548
2,242	6.900%, 09/15/18	2,753
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,566
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,980
5,991	1.846%, 05/05/17	6,111
2,279	2.750%, 05/10/23	2,109
2,273	3.245%, 05/06/22	2,228
4,932	3.875%, 03/10/15	5,145
5,560	4.742%, 03/11/21	6,096
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	610
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,395
	Canadian Natural Resources Ltd., (Canada),
359	5.900%, 02/01/18	413
4,152	6.250%, 03/15/38	4,661
1,300	6.450%, 06/30/33	1,474
1,794	6.750%, 02/01/39	2,124
359	7.200%, 01/15/32	436
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,506
3,708	4.450%, 09/15/42	3,340
3,049	6.750%, 11/15/39	3,633
	Chevron Corp.,
2,725	2.427%, 06/24/20	2,700
4,574	4.950%, 03/03/19	5,234
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	618
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,536
1,794	5.750%, 02/01/19	2,112
1,300	6.000%, 01/15/20	1,531
1,300	6.500%, 02/01/39	1,634
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,244
	Devon Energy Corp.,
1,345	1.875%, 05/15/17	1,360
5,180	3.250%, 05/15/22	4,983

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
2,807	4.750%, 05/15/42	2,588
1,731	6.300%, 01/15/19	2,028
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,482
1,027	6.500%, 08/15/34	1,124
4,843	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	4,613
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,000
4,753	4.100%, 02/01/21	5,037
1,614	6.875%, 10/01/18	1,979
1,507	Hess Corp., 7.875%, 10/01/29	1,902
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,201
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,318
9,049	7.875%, 09/15/31	11,512
	Magellan Midstream Partners LP,
4,183	5.150%, 10/15/43	4,175
1,794	6.550%, 07/15/19	2,137
	Marathon Oil Corp.,
2,528	5.900%, 03/15/18	2,899
2,511	6.000%, 10/01/17	2,875
2,179	Occidental Petroleum Corp., 1.750%, 02/15/17	2,213
1,031	PC Financial Partnership, 5.000%, 11/15/14	1,073
4,978	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	4,524
	Petrobras International Finance Co., (Cayman Islands),
6,459	5.375%, 01/27/21	6,479
986	6.750%, 01/27/41	938
1,794	7.875%, 03/15/19	2,075
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,676
2,870	6.800%, 05/15/38	3,451
	Phillips 66,
2,099	2.950%, 05/01/17	2,194
1,181	4.300%, 04/01/22	1,215
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,042
4,132	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,114
	Spectra Energy Capital LLC,
4,054	3.300%, 03/15/23	3,648
2,197	5.650%, 03/01/20	2,396
314	5.668%, 08/15/14	325
2,233	7.500%, 09/15/38	2,591
4,475	8.000%, 10/01/19	5,459
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,719
1,801	5.950%, 09/25/43	1,915
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,891
2,430	2.450%, 01/17/23	2,225
5,765	2.650%, 01/15/24	5,276
1,256	2.900%, 11/08/20	1,265
2,646	3.125%, 08/17/17	2,820
2,064	3.150%, 01/23/22	2,026
1,673	4.250%, 11/23/41	1,539
3,318	5.250%, 04/15/19	3,811
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,347
1,704	6.100%, 06/01/18	2,001
807	6.850%, 06/01/39	977
	Talisman Energy, Inc., (Canada),
7,470	5.500%, 05/15/42	6,828
1,489	5.850%, 02/01/37	1,394
1,426	6.250%, 02/01/38	1,420
4,802	7.750%, 06/01/19	5,793
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,640
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,583
3,139	8.125%, 02/15/30	4,352

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,508	Total Capital Canada Ltd., (Canada), VAR, 0.624%, 01/15/16	1,516
	Total Capital International S.A., (France),
2,227	0.750%, 01/25/16	2,232
1,894	1.500%, 02/17/17	1,915
5,044	1.550%, 06/28/17	5,099
1,256	2.875%, 02/17/22	1,208
	Total Capital S.A., (France),
8,968	2.300%, 03/15/16	9,295
1,989	4.125%, 01/28/21	2,115
	TransCanada PipeLines Ltd., (Canada),
1,345	6.200%, 10/15/37	1,529
1,704	6.500%, 08/15/18	2,039
2,377	7.125%, 01/15/19	2,916
1,883	7.250%, 08/15/38	2,394

		294,147

	Total Energy	334,627

	Financials — 9.3%
	Capital Markets — 2.0%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	5,713
	Bank of New York Mellon Corp. (The),
2,562	1.200%, 02/20/15	2,583
8,781	2.400%, 01/17/17	9,098
7,174	2.950%, 06/18/15	7,448
2,242	3.100%, 01/15/15	2,308
3,089	3.550%, 09/23/21	3,162
3,363	4.600%, 01/15/20	3,679
	BlackRock, Inc.,
7,802	3.375%, 06/01/22	7,833
2,910	3.500%, 12/10/14	3,001
8,335	5.000%, 12/10/19	9,549
12,555	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	13,994
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	3,014
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,401
1,076	Credit Suisse USA, Inc., 4.875%, 01/15/15	1,128
	Deutsche Bank AG, (Germany),
6,995	3.250%, 01/11/16	7,353
3,157	3.875%, 08/18/14	3,234
2,959	6.000%, 09/01/17	3,413
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,547
	Goldman Sachs Group, Inc. (The),
5,980	1.600%, 11/23/15	6,055
2,282	2.900%, 07/19/18	2,342
3,367	3.300%, 05/03/15	3,480
5,798	3.625%, 02/07/16	6,115
2,287	3.625%, 01/22/23	2,218
3,605	3.700%, 08/01/15	3,767
6,033	5.250%, 07/27/21	6,638
8,750	5.375%, 03/15/20	9,808
4,753	5.750%, 01/24/22	5,364
11,569	5.950%, 01/18/18	13,266
13,156	Series D, 6.000%, 06/15/20	15,202
1,973	6.150%, 04/01/18	2,283
6,699	6.250%, 09/01/17	7,731
1,435	6.750%, 10/01/37	1,591
29,379	7.500%, 02/15/19	36,193
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,493
2,225	2.000%, 09/25/15 (e)	2,261
9,890	3.750%, 03/07/17 (e)	10,516
3,914	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	3,926
	Jefferies Group LLC,
2,758	3.875%, 11/09/15	2,868
2,466	5.125%, 04/13/18	2,683
5,022	6.450%, 06/08/27	5,210
3,641	6.500%, 01/20/43	3,579
8,295	8.500%, 07/15/19	10,120
23,630	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17(e)	25,888

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,570
8,981	6.250%, 01/14/21 (e)	9,997
6,270	7.300%, 08/01/14 (e)	6,534
668	7.625%, 08/13/19 (e)	809
	Merrill Lynch & Co., Inc.,
628	Series C, 5.000%, 01/15/15	657
3,339	5.450%, 07/15/14	3,437
19,000	6.400%, 08/28/17	22,086
5,693	6.875%, 04/25/18	6,797
	Morgan Stanley,
1,473	1.750%, 02/25/16	1,494
5,942	4.000%, 07/24/15	6,226
3,823	4.200%, 11/20/14	3,953
3,608	5.000%, 11/24/25	3,611
4,663	5.450%, 01/09/17	5,205
6,729	5.500%, 07/24/20	7,596
3,228	5.500%, 07/28/21	3,632
12,752	5.625%, 09/23/19	14,641
2,910	5.750%, 01/25/21	3,317
960	5.950%, 12/28/17	1,108
5,201	6.000%, 05/13/14	5,328
2,954	6.000%, 04/28/15	3,156
3,968	6.625%, 04/01/18	4,678
7,533	7.300%, 05/13/19	9,238
	Nomura Holdings, Inc., (Japan),
7,511	4.125%, 01/19/16	7,933
2,536	5.000%, 03/04/15	2,657
2,610	6.700%, 03/04/20	2,998
	State Street Corp.,
2,791	3.100%, 05/15/23	2,603
5,771	3.700%, 11/20/23	5,756
	UBS AG, (Switzerland),
6,800	3.875%, 01/15/15	7,049
976	4.875%, 08/04/20	1,088
1,644	5.750%, 04/25/18	1,913
596	5.875%, 12/20/17	691

		444,813

	Commercial Banks — 2.8%
3,394	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	3,413
2,628	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	2,732
	Australia & New Zealand Banking Group Ltd., (Australia),
8,932	2.400%, 11/23/16 (e)	9,308
5,560	3.250%, 03/01/16 (e)	5,860
2,571	4.875%, 01/12/21 (e)	2,810
	Bank of Montreal, (Canada),
12,301	1.400%, 09/11/17	12,248
7,632	2.550%, 11/06/22	7,069
	Bank of Nova Scotia, (Canada),
7,533	2.550%, 01/12/17	7,836
6,341	3.400%, 01/22/15	6,558
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
8,518	2.350%, 02/23/17 (e)	8,729
3,916	3.850%, 01/22/15 (e)	4,050
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,484
7,511	2.500%, 09/21/15 (e)	7,759
10,365	2.750%, 02/23/15	10,624
986	5.000%, 09/22/16	1,093
8,340	5.200%, 07/10/14	8,578
3,318	6.050%, 12/04/17 (e)	3,745
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,334
5,605	3.950%, 04/29/16	6,012
2,466	4.900%, 06/30/17	2,733
1,480	6.850%, 04/30/19	1,811
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,680

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Canadian Imperial Bank of Commerce, (Canada),
2,227	0.900%, 10/01/15	2,241
10,986	2.600%, 07/02/15 (e)	11,363
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	17,684
1,250	Comerica Bank, 5.200%, 08/22/17	1,398
1,758	Comerica, Inc., 3.000%, 09/16/15	1,831
7,264	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	7,520
	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands),
2,099	2.125%, 10/13/15	2,157
11,389	3.200%, 03/11/15 (e)	11,768
2,243	3.375%, 01/19/17	2,386
5,310	3.875%, 02/08/22	5,360
6,188	4.500%, 01/11/21	6,590
3,139	5.800%, 09/30/10 (e)	3,169
12,930	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	13,288
1,300	Fifth Third Bancorp, 5.450%, 01/15/17	1,437
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,075
7,857	1.625%, 07/07/14 (e)	7,926
4,147	3.500%, 06/28/15 (e)	4,335
5,346	4.125%, 08/12/20 (e)	5,661
8,968	4.750%, 01/19/21 (e)	9,745
6,103	HSBC Bank USA N.A., 4.625%, 04/01/14	6,186
	HSBC Holdings plc, (United Kingdom),
8,790	4.000%, 03/30/22	9,052
6,457	4.875%, 01/14/22	7,017
4,187	5.100%, 04/05/21	4,651
6,457	6.100%, 01/14/42	7,731
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,727
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,402
6,995	2.750%, 09/28/15 (e)	7,255
6,278	3.000%, 07/27/16 (e)	6,591
3,098	3.750%, 03/02/15 (e)	3,224
3,587	National City Bank, 5.800%, 06/07/17	4,089
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,211
13,766	3.125%, 03/20/17 (e)	14,491
5,558	4.875%, 05/13/21 (e)	5,810
5,893	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,963
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,396
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,202
910	3.000%, 05/19/14	921
5,000	3.300%, 03/08/22	4,914
4,066	4.375%, 08/11/20	4,361
5,112	5.125%, 02/08/20	5,742
1,076	5.250%, 11/15/15	1,163
1,103	5.625%, 02/01/17	1,229
3,677	6.700%, 06/10/19	4,477
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,316
10,700	2.000%, 10/01/18	10,819
1,345	2.200%, 07/27/18	1,360
7,533	2.300%, 07/20/16	7,808
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,565
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,656
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,260
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,831
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,378
	SunTrust Banks, Inc.,
897	6.000%, 09/11/17	1,029
505	7.250%, 03/15/18	605
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,314

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,767
8,112	2.200%, 07/29/15 (e)	8,347
4,828	2.500%, 07/14/16	5,028
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,113
4,197	2.450%, 07/27/15	4,330
3,855	2.875%, 11/20/14	3,951
3,289	3.000%, 03/15/22	3,213
3,191	4.125%, 05/24/21	3,398
1,256	7.500%, 06/01/26	1,581
690	U.S. Bank N.A., 6.300%, 02/04/14	697
	Wachovia Bank N.A.,
4,215	5.000%, 08/15/15	4,514
13,622	6.000%, 11/15/17	15,845
3,973	VAR, 0.584%, 03/15/16	3,953
	Wachovia Corp.,
2,735	5.750%, 06/15/17	3,145
16,210	5.750%, 02/01/18	18,971
	Wells Fargo & Co.,
13,756	2.625%, 12/15/16	14,425
8,071	3.500%, 03/08/22	8,163
7,623	4.600%, 04/01/21	8,392
2,755	5.606%, 01/15/44 (e)	2,813
8,237	5.625%, 12/11/17	9,544
14,977	SUB, 3.676%, 06/15/16	16,026
	Wells Fargo Bank N.A.,
4,367	4.750%, 02/09/15	4,568
2,000	5.750%, 05/16/16	2,227
	Westpac Banking Corp., (Australia),
5,874	2.450%, 11/28/16 (e)	6,133
4,305	4.200%, 02/27/15	4,504
9,606	4.875%, 11/19/19	10,840

		624,634

	Consumer Finance — 0.8%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	5,100
2,466	American Express Co., 7.000%, 03/19/18	2,980
	American Express Credit Corp.,
2,490	2.375%, 03/24/17	2,585
7,224	2.800%, 09/19/16	7,587
4,036	5.125%, 08/25/14	4,176
	American Honda Finance Corp.,
7,174	1.450%, 02/27/15 (e)	7,256
3,055	1.500%, 09/11/17 (e)	3,041
2,626	1.600%, 02/16/18 (e)	2,608
3,696	2.125%, 02/28/17 (e)	3,770
598	2.125%, 10/10/18	604
10,292	2.600%, 09/20/16 (e)	10,753
1,335	7.625%, 10/01/18 (e)	1,662
	Capital One Financial Corp.,
1,836	1.000%, 11/06/15	1,837
2,273	2.150%, 03/23/15	2,313
8,188	3.500%, 06/15/23	7,784
2,244	4.750%, 07/15/21	2,401
5,448	7.375%, 05/23/14	5,621
	Caterpillar Financial Services Corp.,
3,873	2.850%, 06/01/22	3,706
897	5.450%, 04/15/18	1,034
807	5.500%, 03/15/16	890
3,139	7.050%, 10/01/18	3,847
538	7.150%, 02/15/19	667
	Ford Motor Credit Co. LLC,
2,196	2.875%, 10/01/18	2,252
7,860	3.000%, 06/12/17	8,217
10,853	3.984%, 06/15/16	11,586
3,001	4.207%, 04/15/16	3,216
3,446	4.250%, 09/20/22	3,491
2,881	VAR, 1.489%, 05/09/16	2,925
	HSBC Finance Corp.,
5,829	5.000%, 06/30/15	6,185

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
200	5.500%, 01/19/16	218
276	7.350%, 11/27/32	324
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,654
8,968	2.375%, 02/13/15	9,166
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,817
1,073	1.700%, 01/15/20	1,016
2,915	2.250%, 04/17/19	2,946
3,237	2.800%, 01/27/23	3,056
2,234	3.150%, 10/15/21	2,232
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,242
3,536	PACCAR Financial Corp., 1.600%, 03/15/17	3,568
	Toyota Motor Credit Corp.,
4,484	1.750%, 05/22/17	4,545
13,900	2.000%, 09/15/16	14,357
3,498	2.050%, 01/12/17	3,593
4,966	3.200%, 06/17/15	5,173

		188,001

	Diversified Financial Services — 2.1%
7,417	Associates Corp. of North America, 6.950%, 11/01/18	8,884
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,388
4,720	3.300%, 01/11/23	4,466
2,140	3.625%, 03/17/16	2,259
1,890	4.100%, 07/24/23	1,897
11,565	5.000%, 05/13/21	12,660
5,830	5.625%, 10/14/16	6,530
15,875	5.625%, 07/01/20	18,160
7,155	Series L, 5.650%, 05/01/18	8,191
4,155	5.750%, 12/01/17	4,759
2,960	5.875%, 01/05/21	3,400
4,485	6.500%, 08/01/16	5,092
5,190	7.375%, 05/15/14	5,347
3,140	7.625%, 06/01/19	3,927
6,654	Bank of America N.A., 5.300%, 03/15/17	7,418
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,661
	Citigroup, Inc.,
4,932	1.250%, 01/15/16	4,954
11,658	2.250%, 08/07/15	11,913
1,104	3.375%, 03/01/23	1,058
7,623	4.450%, 01/10/17	8,317
1,494	4.500%, 01/14/22	1,579
10,405	4.587%, 12/15/15	11,138
1,345	4.700%, 05/29/15	1,417
4,790	4.750%, 05/19/15	5,056
4,740	5.000%, 09/15/14	4,889
7,686	5.375%, 08/09/20	8,718
897	5.500%, 02/15/17	996
4,296	5.500%, 09/13/25	4,548
1,842	5.875%, 01/30/42	2,059
1,148	6.000%, 12/13/13	1,150
12,107	6.000%, 08/15/17	13,933
4,544	6.010%, 01/15/15	4,801
4,798	6.125%, 11/21/17	5,585
1,674	6.375%, 08/12/14	1,741
3,363	6.625%, 01/15/28	3,975
202	6.875%, 03/05/38	253
2,556	8.125%, 07/15/39	3,561
12,891	8.500%, 05/22/19	16,753
	CME Group, Inc.,
9,865	3.000%, 09/15/22	9,422
1,004	5.300%, 09/15/43	1,051
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	8,555
	General Electric Capital Corp.,
2,242	1.000%, 12/11/15	2,255
2,854	1.600%, 11/20/17	2,872
10,313	1.625%, 07/02/15	10,474

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
1,318	2.100%, 12/11/19	1,306
3,705	2.250%, 11/09/15	3,819
6,863	2.300%, 04/27/17	7,079
16,815	3.150%, 09/07/22	16,335
12,914	4.375%, 09/16/20	14,095
5,426	4.625%, 01/07/21	5,978
11,658	4.650%, 10/17/21	12,765
1,603	5.300%, 02/11/21	1,784
1,345	5.400%, 02/15/17	1,514
17,622	5.500%, 01/08/20	20,387
6,636	5.625%, 09/15/17	7,620
20,649	5.625%, 05/01/18	23,965
1,704	5.875%, 01/14/38	1,929
4,753	6.000%, 08/07/19	5,676
8,287	Series A, 6.750%, 03/15/32	10,270
807	6.875%, 01/10/39	1,022
3,139	VAR, 0.411%, 02/15/17	3,118
1,879	Goldman Sachs Capital I, 6.345%, 02/15/34	1,912
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,649
	IntercontinentalExchange Group, Inc.,
2,108	2.500%, 10/15/18	2,152
5,021	4.000%, 10/15/23	5,106
2,870	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,964
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,436
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,644
1,435	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,511
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	10,566
8,428	Series Z, 4.375%, 03/15/19	9,461
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,365
891	3.100%, 06/28/15	928
2,690	4.300%, 09/22/19	2,992
7,695	4.375%, 03/25/20	8,451
5,381	6.375%, 12/15/38	6,606
1,211	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,373

		463,840

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
3,261	2.600%, 11/23/15	3,381
1,794	5.600%, 05/15/15	1,922
	Aflac, Inc.,
1,863	2.650%, 02/15/17	1,942
5,081	3.625%, 06/15/23	4,954
2,126	4.000%, 02/15/22	2,175
1,899	6.450%, 08/15/40	2,264
1,345	8.500%, 05/15/19	1,746
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	10,211
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,521
	American International Group, Inc.,
4,478	4.125%, 02/15/24	4,524
2,511	5.450%, 05/18/17	2,829
	Aon Corp.,
2,227	3.125%, 05/27/16	2,333
1,804	3.500%, 09/30/15	1,889
1,496	6.250%, 09/30/40	1,719
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	856
5,262	2.900%, 10/15/20	5,292
2,326	3.000%, 05/15/22	2,253
2,795	4.300%, 05/15/43	2,546
13,241	4.400%, 05/15/42	12,207
10,493	5.400%, 05/15/18	12,097
1,166	5.750%, 01/15/40	1,300
	Berkshire Hathaway, Inc.,
10,371	3.400%, 01/31/22	10,399

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
5,254	3.750%, 08/15/21	5,464
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,181
	CNA Financial Corp.,
6,098	5.850%, 12/15/14	6,417
4,540	5.875%, 08/15/20	5,210
2,690	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	2,853
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,247
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,382
1,457	4.850%, 06/24/21	1,581
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	1,841
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,539
3,346	2.500%, 10/17/22 (e)	3,047
2,435	3.125%, 04/14/16 (e)	2,553
	MetLife, Inc.,
2,000	4.875%, 11/13/43	1,967
731	Series A, 6.817%, 08/15/18	886
	Metropolitan Life Global Funding I,
4,140	1.500%, 01/10/18 (e)	4,090
7,959	1.700%, 06/29/15 (e)	8,087
1,954	1.875%, 06/22/18 (e)	1,949
8,968	2.500%, 09/29/15 (e)	9,261
2,901	3.125%, 01/11/16 (e)	3,024
11,927	3.650%, 06/14/18 (e)	12,765
12,858	3.875%, 04/11/22 (e)	13,082
590	5.125%, 06/10/14 (e)	605
	Nationwide Mutual Insurance Co.,
897	6.600%, 04/15/34 (e)	918
11,147	9.375%, 08/15/39 (e)	15,680
	New York Life Global Funding,
5,053	0.750%, 07/24/15 (e)	5,064
1,345	0.800%, 02/12/16 (e)	1,353
5,560	1.300%, 01/12/15 (e)	5,607
5,650	3.000%, 05/04/15 (e)	5,848
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,781
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	6,379
	Pricoa Global Funding I,
1,343	1.600%, 05/29/18 (e)	1,314
5,740	5.450%, 06/11/14 (e)	5,887
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,291
1,594	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,598
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,279
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,119

		267,509

	Real Estate Investment Trusts (REITs) — 0.4%
2,959	American Tower Corp., 3.500%, 01/31/23	2,715
3,439	American Tower Trust I, 1.551%, 03/15/18 (e)	3,355
	CommonWealth REIT,
6,287	5.875%, 09/15/20	6,475
3,489	6.650%, 01/15/18	3,805
3,775	ERP Operating LP, 4.625%, 12/15/21	4,033
	HCP, Inc.,
2,829	2.625%, 02/01/20	2,732
1,296	3.750%, 02/01/19	1,359
2,228	4.250%, 11/15/23	2,219
5,547	5.375%, 02/01/21	6,094
4,002	Health Care REIT, Inc., 4.500%, 01/15/24	3,988
2,567	ProLogis LP, 4.250%, 08/15/23	2,567
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,422
3,838	4.125%, 12/01/21	4,015
404	4.200%, 02/01/15	417
2,152	4.375%, 03/01/21	2,300
1,592	5.625%, 08/15/14	1,649
986	5.650%, 02/01/20	1,130
1,901	6.100%, 05/01/16	2,114

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
3,296	6.125%, 05/30/18	3,874
1,475	6.750%, 05/15/14	1,493
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
3,634	3.375%, 10/03/22 (e)	3,432
11,369	6.750%, 09/02/19 (e)	13,671

		81,859

	Total Financials	2,070,656

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
6,278	3.875%, 11/15/21	6,427
1,065	4.500%, 03/15/20	1,141
4,036	4.950%, 10/01/41	3,824
13,004	5.150%, 11/15/41	12,791
2,106	5.650%, 06/15/42	2,206
1,771	5.700%, 02/01/19	2,059
3,176	5.750%, 03/15/40	3,367
8,865	Celgene Corp., 3.250%, 08/15/22	8,405

		40,220

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,589	1.850%, 06/15/18	1,594
448	4.625%, 03/15/15	472
628	Becton Dickinson and Co., 5.000%, 05/15/19	715

		2,781

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,645
2,959	6.750%, 12/15/37	3,625
1,253	McKesson Corp., 0.950%, 12/04/15	1,254
1,935	Medco Health Solutions, Inc., 2.750%, 09/15/15	1,997
	UnitedHealth Group, Inc.,
1,615	2.750%, 02/15/23	1,501
2,690	2.875%, 03/15/23	2,527
5,955	3.375%, 11/15/21	5,948
4,888	6.625%, 11/15/37	5,957
	WellPoint, Inc.,
2,511	2.300%, 07/15/18	2,517
4,210	3.125%, 05/15/22	3,986
2,354	3.300%, 01/15/23	2,227
3,477	4.625%, 05/15/42	3,166
3,394	4.650%, 01/15/43	3,114

		39,464

	Pharmaceuticals — 0.1%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,584
4,991	2.900%, 11/06/22	4,700
2,354	Actavis, Inc., 3.250%, 10/01/22	2,205
	GlaxoSmithKline Capital, Inc.,
2,780	5.650%, 05/15/18	3,236
1,883	6.375%, 05/15/38	2,328
	Merck & Co., Inc.,
933	1.300%, 05/18/18	916
3,268	2.400%, 09/15/22	3,017
3,139	2.800%, 05/18/23	2,956
3,901	Pfizer, Inc., 3.000%, 06/15/23	3,732
708	Wyeth LLC, 6.450%, 02/01/24	864
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,864
1,115	4.700%, 02/01/43	1,033

		34,435

	Total Health Care	116,900

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
2,107	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	2,460
4,778	BAE Systems plc, (United Kingdom),
	5.800%, 10/11/41 (e)	5,007
	Boeing Co. (The),
224	3.500%, 02/15/15	232
448	4.875%, 02/15/20	508
1,076	7.950%, 08/15/24	1,464
3,267	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,027

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Aerospace & Defense — Continued
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,546
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,850
4,010	4.070%, 12/15/42	3,485
897	4.250%, 11/15/19	979
1,569	4.850%, 09/15/41	1,547
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,307
2,121	Precision Castparts Corp., 0.700%, 12/20/15	2,125
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,813
4,552	3.100%, 06/01/22	4,472
6,022	4.500%, 06/01/42	5,850
7,533	6.125%, 02/01/19	9,033

		48,705

	Air Freight & Logistics — 0.0% (g)
2,030	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,375
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,759
717	SUB, 8.375%, 04/01/30	962
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,514

		7,610

	Airlines — 0.1%
3,460	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,373
1,291	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,366
3,857	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	4,030
438	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	487
3,355	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,665
1,907	Continental Airlines 2012-2 Class A Pass-Through Trust, Class A, 4.000%, 10/29/24	1,888
3,159	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	3,396
1,041	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,130
	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	3,497

		22,832

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,387
1,881	4.125%, 06/15/23	1,665
2,809	4.875%, 07/15/42	2,133
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,664
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,213
	Waste Management, Inc.,
1,690	4.750%, 06/30/20	1,843
1,224	7.375%, 03/11/19	1,491
800	7.750%, 05/15/32	1,050

		18,446

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,511
2,092	2.875%, 05/08/22	2,009
928	4.375%, 05/08/42	863
4,910	Fluor Corp., 3.375%, 09/15/21	4,862

		9,245

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,400
1,247	4.000%, 11/02/32	1,159
2,377	5.600%, 05/15/18	2,708
1,794	7.625%, 04/01/24	2,212

		7,479

	Industrial Conglomerates — 0.1%
3,361	Danaher Corp., 3.900%, 06/23/21	3,527
3,043	General Electric Co., 2.700%, 10/09/22	2,892
2,860	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	2,829
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,582
1,494	5.750%, 03/11/18	1,734

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Industrial Conglomerates — Continued
493	7.200%, 06/01/26	596

		19,160

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,685
1,913	2.600%, 06/26/22	1,795
	Deere & Co.,
5,382	2.600%, 06/08/22	5,092
2,386	3.900%, 06/09/42	2,108
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	13,113
695	Ingersoll-Rand Co., 6.391%, 11/15/27	781
695	Parker Hannifin Corp., 5.500%, 05/15/18	796

		25,370

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,670
3,821	3.050%, 03/15/22	3,655
1,865	3.450%, 09/15/21	1,859
1,272	3.600%, 09/01/20	1,311
4,018	4.375%, 09/01/42	3,636
3,380	5.150%, 09/01/43	3,425
4,708	5.400%, 06/01/41	4,857
3,282	5.650%, 05/01/17	3,737
1,502	5.750%, 03/15/18	1,736
3,244	5.750%, 05/01/40	3,537
538	6.700%, 08/01/28	636
1,166	7.000%, 02/01/14	1,178
1,166	7.290%, 06/01/36	1,467
1,345	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	1,622
	CSX Corp.,
1,516	4.100%, 03/15/44	1,298
1,781	4.250%, 06/01/21	1,869
3,498	5.500%, 04/15/41	3,697
1,525	6.250%, 04/01/15	1,639
628	7.375%, 02/01/19	772
3,587	7.900%, 05/01/17	4,309
	ERAC USA Finance LLC,
2,446	2.250%, 01/10/14 (e)	2,450
2,388	2.750%, 03/15/17 (e)	2,480
3,474	4.500%, 08/16/21 (e)	3,632
3,104	5.625%, 03/15/42 (e)	3,154
359	6.375%, 10/15/17 (e)	417
4,417	6.700%, 06/01/34 (e)	4,981
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,402
4,957	3.250%, 12/01/21	4,881
2,888	3.950%, 10/01/42	2,438
51	5.590%, 05/17/25	57
3,049	6.000%, 03/15/05	3,329
11,071	6.000%, 05/23/11	11,938
121	7.700%, 05/15/17	145
3,744	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	3,790
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,915
2,412	3.600%, 03/01/16	2,531
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,218
1,230	3.646%, 02/15/24 (e)	1,213
3,935	4.163%, 07/15/22	4,117
1,435	4.300%, 06/15/42	1,317
919	4.821%, 02/01/44 (e)	902
157	4.875%, 01/15/15	165

		108,382

	Total Industrials	267,229

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
1,345	5.500%, 02/22/16	1,489
4,179	5.500%, 01/15/40	4,487
4,475	5.900%, 02/15/39	5,019

		10,995

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Computers & Peripherals — 0.3%
	Apple, Inc.,
15,286	2.400%, 05/03/23	13,854
6,866	VAR, 0.492%, 05/03/18	6,851
1,704	Dell, Inc., 7.100%, 04/15/28	1,457
	EMC Corp.,
5,560	1.875%, 06/01/18	5,555
6,636	3.375%, 06/01/23	6,469
	Hewlett-Packard Co.,
6,876	4.300%, 06/01/21	6,968
4,203	4.375%, 09/15/21	4,231
5,452	4.650%, 12/09/21	5,602
1,704	4.750%, 06/02/14	1,738
8,719	6.000%, 09/15/41	8,623

		61,348

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,741
2,924	3.375%, 11/01/15	3,037
1,595	4.500%, 03/01/23	1,560
4,157	6.000%, 04/01/20	4,511
2,421	6.875%, 06/01/18	2,792
8,625	7.500%, 01/15/27	9,880

		23,521

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,053	2.600%, 07/15/22	1,911
1,851	4.000%, 07/15/42	1,553

		3,464

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,427
	International Business Machines Corp.,
4,961	1.250%, 02/06/17	4,988
23,206	1.625%, 05/15/20	21,817
4,619	1.950%, 07/22/16	4,765
683	4.000%, 06/20/42	599
3,542	5.700%, 09/14/17	4,101
592	6.220%, 08/01/27	719
4,036	7.625%, 10/15/18	5,107

		44,523

	Office Electronics — 0.1%
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,810
1,587	4.500%, 05/15/21	1,625
4,529	5.625%, 12/15/19	5,065
2,870	6.750%, 02/01/17	3,283
278	8.250%, 05/15/14	287

		12,070

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,379	3.300%, 10/01/21	4,412
5,173	4.000%, 12/15/32	4,774
7,430	National Semiconductor Corp., 6.600%, 06/15/17	8,690
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,654

		21,530

	Software — 0.1%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,481
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,044
3,037	2.125%, 11/15/22	2,742
5,696	2.375%, 05/01/23	5,173
1,089	4.500%, 10/01/40	1,037
	Oracle Corp.,
1,295	3.625%, 07/15/23	1,288
4,753	5.000%, 07/08/19	5,429
2,081	5.250%, 01/15/16	2,280
3,049	5.750%, 04/15/18	3,564
2,300	6.125%, 07/08/39	2,689
1,749	6.500%, 04/15/38	2,127

		31,854

	Total Information Technology	209,305

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Materials — 0.6%
	Chemicals — 0.4%
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,624
2,830	4.125%, 11/15/21	2,912
4,332	4.250%, 11/15/20	4,641
1,727	5.250%, 11/15/41	1,736
1,206	7.375%, 11/01/29	1,539
1,833	8.550%, 05/15/19	2,372
	E.I. du Pont de Nemours & Co.,
3,324	1.950%, 01/15/16	3,408
448	4.875%, 04/30/14	457
1,928	4.900%, 01/15/41	1,916
1,345	5.600%, 12/15/36	1,458
4,484	6.000%, 07/15/18	5,284
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,624
897	5.500%, 12/08/41	953
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	1,953
7,080	4.250%, 11/15/23	7,045
449	4.875%, 11/15/41	409
5,054	5.450%, 11/15/33	5,164
1,833	5.625%, 11/15/43	1,866
	Potash Corp. of Saskatchewan, Inc., (Canada),
269	3.250%, 12/01/17	284
3,408	6.500%, 05/15/19	4,091
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,076
5,605	6.650%, 03/15/18	6,584
1,883	9.000%, 05/01/21	2,448
	Praxair, Inc.,
762	4.375%, 03/31/14	772
1,704	4.625%, 03/30/15	1,798
430	5.200%, 03/15/17	483
1,161	5.250%, 11/15/14	1,214
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,346
5,919	7.750%, 10/01/96	6,447

		81,904

	Construction Materials — 0.0% (g)
1,494	CRH America, Inc., 6.000%, 09/30/16	1,683

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
1,683	1.000%, 02/24/15	1,697
5,613	3.850%, 09/30/23	5,658
1,435	5.400%, 03/29/17	1,621
2,466	6.500%, 04/01/19	2,994
	Freeport-McMoRan Copper & Gold, Inc.,
8,701	2.150%, 03/01/17	8,723
5,384	3.100%, 03/15/20	5,205
897	3.875%, 03/15/23	843
2,341	5.450%, 03/15/43	2,197
1,529	Nucor Corp., 4.000%, 08/01/23	1,505
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,622
	Rio Tinto Finance USA Ltd., (Australia),
1,148	3.500%, 11/02/20	1,158
3,367	3.750%, 09/20/21	3,385
1,421	8.950%, 05/01/14	1,469
1,794	9.000%, 05/01/19	2,360
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,002
	TCI Communications, Inc.,
1,199	7.125%, 02/15/28	1,502
382	8.750%, 08/01/15	432

		46,373

	Total Materials	129,960

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
1,004	0.800%, 12/01/15	1,003
1,855	0.900%, 02/12/16	1,852

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,099	1.400%, 12/01/17	2,067
1,166	3.875%, 08/15/21	1,174
9,748	4.300%, 12/15/42	8,132
4,439	4.350%, 06/15/45	3,672
6,278	4.450%, 05/15/21	6,590
9,509	5.350%, 09/01/40	9,191
2,623	5.500%, 02/01/18	2,981
2,058	5.625%, 06/15/16	2,287
6,457	6.300%, 01/15/38	6,986
5,246	BellSouth Corp., 5.200%, 09/15/14	5,436
815	BellSouth Telecommunications LLC, 6.300%, 12/15/15	858
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,845
2,511	5.950%, 01/15/18	2,896
879	9.625%, 12/15/30	1,306
5,381	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	6,922
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,885
	CenturyLink, Inc.,
8,430	Series S, 6.450%, 06/15/21	8,788
4,484	Series P, 7.600%, 09/15/39	4,058
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,346
3,767	4.875%, 07/08/14	3,860
2,087	4.875%, 03/06/42 (e)	1,992
1,816	6.000%, 07/08/19	2,132
5,201	8.607%, 06/15/30	7,339
	GTE Corp.,
16,142	6.840%, 04/15/18	18,993
3,049	6.940%, 04/15/28	3,500
897	8.750%, 11/01/21	1,156
9,443	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	9,988
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,064
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,944
5,695	8.750%, 03/01/31	7,848
7,308	Qwest Corp., 6.750%, 12/01/21	7,946
	Telecom Italia Capital S.A., (Luxembourg),
1,544	6.175%, 06/18/14	1,582
1,906	6.999%, 06/04/18	2,107
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,956
2,025	5.462%, 02/16/21	2,147
1,345	5.877%, 07/15/19	1,520
2,915	6.221%, 07/03/17	3,307
2,152	6.421%, 06/20/16	2,404
	Verizon Communications, Inc.,
1,730	2.500%, 09/15/16	1,796
9,294	4.500%, 09/15/20	9,980
1,951	5.500%, 02/15/18	2,220
224	5.550%, 02/15/16	246
1,294	5.850%, 09/15/35	1,351
9,754	6.400%, 09/15/33	10,889
986	6.400%, 02/15/38	1,095
3,946	7.350%, 04/01/39	4,854
15,793	7.750%, 12/01/30	19,781
873	8.750%, 11/01/18	1,123
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	837
2,421	Verizon New England, Inc., 7.875%, 11/15/29	2,866
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	895
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	3,852
4,692	8.350%, 12/15/30	5,653
1,000	8.750%, 08/15/31	1,253

		239,751

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,942

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
3,250	3.125%, 07/16/22	3,031
2,457	6.125%, 03/30/40	2,595
2,493	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,547
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,401
2,242	8.750%, 05/01/32	2,920
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,699
7,443	1.625%, 03/20/17	7,476
4,596	5.000%, 09/15/15	4,928
675	5.450%, 06/10/19	775

		43,314

	Total Telecommunication Services	283,065

	Utilities — 1.6%
	Electric Utilities — 1.1%
	Alabama Power Co.,
769	6.000%, 03/01/39	895
1,904	6.125%, 05/15/38	2,216
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,116
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,323
	Arizona Public Service Co.,
1,923	4.500%, 04/01/42	1,839
995	4.650%, 05/15/15	1,050
3,036	5.050%, 09/01/41	3,122
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,163
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,770
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	4,923
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	965
1,687	DTE Electric Co., 2.650%, 06/15/22	1,595
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,157
1,786	4.300%, 06/15/20	1,935
1,256	5.100%, 04/15/18	1,435
1,397	6.000%, 01/15/38	1,643
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,932
2,660	3.550%, 09/15/21	2,698
1,681	3.950%, 09/15/14	1,725
	Duke Energy Florida, Inc.,
1,009	5.650%, 06/15/18	1,173
628	6.400%, 06/15/38	786
	Duke Energy Indiana, Inc.,
3,462	3.750%, 07/15/20	3,646
2,780	6.350%, 08/15/38	3,450
	Duke Energy Progress, Inc.,
2,911	2.800%, 05/15/22	2,785
3,230	3.000%, 09/15/21	3,210
1,886	4.100%, 05/15/42	1,734
1,569	4.100%, 03/15/43	1,441
1,794	5.300%, 01/15/19	2,070
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	5,850
897	6.000%, 10/07/39 (e)	864
	Florida Power & Light Co.,
493	5.625%, 04/01/34	558
3,498	5.950%, 10/01/33	4,188
897	5.950%, 02/01/38	1,071
359	Georgia Power Co., 5.950%, 02/01/39	404
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,426
	Hydro-Quebec, (Canada),
2,242	8.050%, 07/07/24	3,031
7,174	8.400%, 01/15/22	9,553
1,614	9.400%, 02/01/21	2,207
	Indiana Michigan Power Co.,
8,609	Series J, 3.200%, 03/15/23	8,136
973	7.000%, 03/15/19	1,168
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	323
4,149	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,115

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,044
8,968	5.300%, 10/01/41	9,109
628	MidAmerican Energy Co., 5.300%, 03/15/18	719
	Nevada Power Co.,
329	5.375%, 09/15/40	354
3,354	5.450%, 05/15/41	3,667
2,018	6.500%, 08/01/18	2,421
700	Series N, 6.650%, 04/01/36	862
1,637	7.125%, 03/15/19	2,025
	NextEra Energy Capital Holdings, Inc.,
1,459	1.200%, 06/01/15	1,470
1,076	6.000%, 03/01/19	1,241
1,435	7.875%, 12/15/15	1,633
1,457	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,625
2,242	Northern States Power Co., 6.250%, 06/01/36	2,735
	Ohio Power Co.,
560	Series M, 5.375%, 10/01/21	630
1,390	6.050%, 05/01/18	1,605
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,581
1,076	7.000%, 09/01/22	1,302
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,574
1,265	3.250%, 09/15/21	1,237
1,794	3.250%, 06/15/23	1,710
1,681	4.450%, 04/15/42	1,539
6,511	4.500%, 12/15/41	5,993
1,776	5.625%, 11/30/17	2,034
399	6.050%, 03/01/34	451
673	8.250%, 10/15/18	858
	PacifiCorp,
897	3.850%, 06/15/21	939
224	5.500%, 01/15/19	261
2,556	5.650%, 07/15/18	2,973
	Peco Energy Co.,
5,022	2.375%, 09/15/22	4,583
807	5.350%, 03/01/18	928
807	Pennsylvania Electric Co., 6.050%, 09/01/17	906
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,496
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,443
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,274
3,388	4.400%, 01/15/21	3,602
655	6.050%, 03/15/14	665
1,327	7.750%, 03/01/31	1,705
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,658
1,040	3.200%, 11/15/20	1,057
247	5.800%, 08/01/18	290
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,879
1,242	5.150%, 12/01/19	1,395
3,901	Series G, 6.625%, 11/15/37	4,567
	Public Service Electric & Gas Co.,
740	5.300%, 05/01/18	850
1,021	5.375%, 11/01/39	1,130
	Southern California Edison Co.,
2,854	Series C, 3.500%, 10/01/23	2,844
886	3.875%, 06/01/21	938
3,408	3.900%, 12/01/41	3,043
1,076	4.150%, 09/15/14	1,108
1,256	5.500%, 08/15/18	1,459
578	5.950%, 02/01/38	681
2,197	6.050%, 03/15/39	2,628
	Southern Co. (The),
2,666	1.950%, 09/01/16	2,728
520	4.150%, 05/15/14	528

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,935
2,095	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,063
	Virginia Electric and Power Co.,
696	2.950%, 01/15/22	684
4,125	5.400%, 04/30/18	4,746
717	5.950%, 09/15/17	834
	Wisconsin Electric Power Co.,
234	2.950%, 09/15/21	231
1,161	6.250%, 12/01/15	1,289
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	241
539	4.700%, 05/15/20	598
829	4.800%, 09/15/41	805
3,049	6.500%, 07/01/36	3,644

		238,738

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
7,215	4.150%, 01/15/43	6,523
619	8.500%, 03/15/19	804
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,108
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	970
475	6.125%, 11/01/17	552

		10,957

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
5,381	4.000%, 10/01/20	5,384
1,665	5.750%, 10/01/41	1,602
18	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	18
8,520	PPL Energy Supply LLC, 4.600%, 12/15/21	8,274
	PSEG Power LLC,
717	4.150%, 09/15/21	734
2,456	4.300%, 11/15/23	2,458
2,162	5.125%, 04/15/20	2,365
1,964	5.500%, 12/01/15	2,139
1,125	8.625%, 04/15/31	1,536
1,271	Southern Power Co., 5.150%, 09/15/41	1,250

		25,760

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,651
1,392	4.400%, 06/01/43	1,268
10,518	5.875%, 03/15/41	11,758
6,009	6.375%, 07/15/16	6,758
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,986
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,161
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,291
1,256	5.650%, 04/15/20	1,456
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,335
	Dominion Resources, Inc.,
1,840	Series C, 4.900%, 08/01/41	1,801
5,067	Series F, 5.250%, 08/01/33	5,414
529	Series 07-A, 6.000%, 11/30/17	615
1,076	7.000%, 06/15/38	1,349
1,435	8.875%, 01/15/19	1,857
1,400	DTE Energy Co., 3.850%, 12/01/23	1,396
1,457	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,690
	Nisource Finance Corp.,
2,457	3.850%, 02/15/23	2,373
1,614	4.450%, 12/01/21	1,658
6,726	5.800%, 02/01/42	6,761
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,463
1,852	6.000%, 06/01/26	2,246
	Sempra Energy,
3,139	2.875%, 10/01/22	2,907
2,348	4.050%, 12/01/23	2,350
1,345	6.000%, 10/15/39	1,498

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
2,063	6.150%, 06/15/18	2,409
807	6.500%, 06/01/16	914
7,309	9.800%, 02/15/19	9,802

		85,167

	Water Utilities — 0.0% (g)
3,354	American Water Capital Corp., 6.593%, 10/15/37	4,071

	Total Utilities	364,693

	Total Corporate Bonds
	(Cost $4,147,455)	4,284,997

Foreign Government Securities — 0.5%
6,774	Brazilian Government International Bond, (Brazil), 4.250%, 01/07/25	6,381
	Israel Government AID Bond, (Israel),
1,180	Zero Coupon, 08/15/17	1,128
8,968	Zero Coupon, 03/15/18	8,425
3,000	Zero Coupon, 11/01/19	2,642
4,036	Zero Coupon, 02/15/22	3,154
3,587	Zero Coupon, 11/01/23	2,541
22,151	Zero Coupon, 11/01/24	14,856
5,381	5.500%, 09/18/33	6,367
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,341
7,183	Series 4-Z, Zero Coupon, 08/15/20	6,092
4,115	Series 6-Z, Zero Coupon, 08/15/18	3,813
	Province of Ontario, (Canada),
11,427	1.650%, 09/27/19	11,137
10,986	2.950%, 02/05/15	11,326
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	662
3,502	Republic of South Africa, (South Africa), 5.875%, 09/16/25	3,642
8,968	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	8,775
	United Mexican States, (Mexico),
7,316	4.000%, 10/02/23	7,250
3,906	4.750%, 03/08/44	3,427
5,118	5.750%, 10/12/10	4,619
4,377	7.500%, 04/08/33	5,482
2,822	8.300%, 08/15/31	3,803
1,825	Series A, 5.875%, 01/15/14	1,835

	Total Foreign Government Securities (Cost $119,520)	118,698

Mortgage Pass-Through Securities — 16.7%
	Federal Home Loan Mortgage Corp.,
610	ARM, 1.925%, 04/01/37	648
577	ARM, 2.000%, 08/01/36	613
1,723	ARM, 2.026%, 05/01/37	1,821
478	ARM, 2.040%, 01/01/37	502
48	ARM, 2.085%, 07/01/19	51
1,473	ARM, 2.096%, 08/01/36	1,564
4,290	ARM, 2.097%, 10/01/36	4,538
1,094	ARM, 2.101%, 07/01/36	1,158
7,841	ARM, 2.108%, 08/01/36	8,313
2,578	ARM, 2.120%, 10/01/36	2,730
1,469	ARM, 2.185%, 10/01/36	1,563
1,257	ARM, 2.220%, 10/01/36	1,333
49	ARM, 2.250%, 07/01/26	49
120	ARM, 2.256%, 01/01/27	127
50	ARM, 2.321%, 04/01/30	53
5,991	ARM, 2.325%, 03/01/37	6,424
553	ARM, 2.355%, 12/01/33	576
2,932	ARM, 2.370%, 05/01/36	3,132
1,255	ARM, 2.373%, 11/01/36	1,333
2,419	ARM, 2.375%, 05/01/36 - 07/01/36	2,566
529	ARM, 2.391%, 11/01/36	561
939	ARM, 2.394%, 05/01/37	1,007
5,877	ARM, 2.396%, 12/01/36	6,250
3,247	ARM, 2.407%, 05/01/33	3,440
2,709	ARM, 2.409%, 05/01/37	2,902
429	ARM, 2.410%, 10/01/36	450
3,513	ARM, 2.418%, 11/01/36	3,739
443	ARM, 2.450%, 08/01/35	472
1,169	ARM, 2.452%, 01/01/35	1,232
1,937	ARM, 2.480%, 10/01/36	2,063

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,832		ARM, 2.485%, 02/01/37	4,080
93		ARM, 2.498%, 09/01/32	99
2,457		ARM, 2.500%, 09/01/34	2,631
2,520		ARM, 2.515%, 09/01/36	2,655
6,210		ARM, 2.522%, 12/01/36	6,668
543		ARM, 2.528%, 05/01/37	572
1,681		ARM, 2.531%, 12/01/35	1,797
564		ARM, 2.541%, 02/01/36	600
1,090		ARM, 2.548%, 04/01/34	1,152
2,390		ARM, 2.576%, 11/01/36	2,543
1,018		ARM, 2.617%, 07/01/37	1,086
3,035		ARM, 2.665%, 09/01/36	3,235
7,218		ARM, 2.710%, 06/01/36	7,715
970		ARM, 2.717%, 11/01/36	1,012
1,758		ARM, 2.751%, 05/01/38	1,890
168		ARM, 2.755%, 02/01/37	179
1,703		ARM, 2.775%, 06/01/36	1,826
1,898		ARM, 2.789%, 10/01/36	2,024
1,355		ARM, 2.801%, 01/01/37	1,428
2,213		ARM, 2.814%, 02/01/37	2,359
2,546		ARM, 2.884%, 04/01/38	2,726
4,439		ARM, 2.887%, 05/01/37	4,753
1,593		ARM, 2.905%, 04/01/37	1,692
2,805		ARM, 2.915%, 03/01/36	3,000
2,264		ARM, 2.930%, 05/01/37	2,407
3,152		ARM, 2.969%, 12/01/36	3,345
310		ARM, 3.027%, 12/01/36	330
1,069		ARM, 3.054%, 03/01/37	1,132
466		ARM, 3.066%, 02/01/37	496
649		ARM, 3.094%, 05/01/36	688
567		ARM, 3.164%, 03/01/37	600
4,380		ARM, 3.273%, 03/01/36	4,705
3,088		ARM, 4.006%, 07/01/40	3,260
2,712		ARM, 4.101%, 02/01/36	2,895
1,364		ARM, 4.848%, 07/01/36	1,468
3,898		ARM, 5.040%, 01/01/35	4,156
176		ARM, 5.524%, 04/01/37	187
1,436		ARM, 5.552%, 06/01/37	1,532
185		ARM, 5.884%, 12/01/36	195
579		ARM, 6.270%, 11/01/37	618
261		ARM, 6.355%, 02/01/37	275
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
76		4.000%, 06/01/18	80
1,119		4.500%, 08/01/18 - 10/01/18	1,186
4,880		5.000%, 10/01/17 - 12/01/18	5,185
24,288		5.500%, 06/01/17 - 02/01/24	26,406
11,154		6.000%, 04/01/17 - 03/01/22	11,800
1,689		6.500%, 07/01/16 - 03/01/22	1,793
14		7.000%, 04/01/17	15
–	(h)	7.500%, 10/01/14	—	(h)
2		8.500%, 11/01/15	2
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
17,950		3.500%, 01/01/32 - 03/01/32	18,464
2,139		5.500%, 01/01/23 - 11/01/23	2,320
174		6.000%, 12/01/22	192
1,475		6.500%, 12/01/13 - 01/01/28	1,636
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
48,826		4.500%, 05/01/41	52,054
62,466		5.000%, 01/01/34 - 08/01/40	67,870
13,185		5.500%, 01/01/33 - 03/01/40	14,361
1,557		6.000%, 10/01/29 - 12/01/36	1,731
9,586		6.500%, 08/01/29 - 03/01/38	10,855
2,699		7.000%, 04/01/26 - 02/01/37	3,104
4,140		7.500%, 08/01/25 - 09/01/38	4,575
28		8.000%, 07/01/20 - 11/01/24	32
75		8.500%, 07/01/28	88

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
10,205	7.500%, 01/01/32 - 12/01/36	11,750
5,178	10.000%, 10/01/30	6,035
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
91,148	3.500%, 02/01/33 - 06/01/43	91,297
47,061	4.000%, 06/01/42 - 01/01/43	48,535
5,053	5.500%, 04/01/18	5,325
4,936	6.000%, 02/01/33 - 11/01/36	5,393
24,651	6.500%, 12/01/35 - 06/01/37	27,730
216	7.000%, 07/01/29 - 08/01/47	234
1,008	10.000%, 03/17/26	1,145
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5	12.000%, 08/01/15 - 07/01/19	5
	Federal National Mortgage Association,
573	ARM, 1.570%, 08/01/34	593
1,493	ARM, 1.703%, 07/01/37	1,562
907	ARM, 1.788%, 09/01/33	955
4,008	ARM, 1.799%, 09/01/36	4,256
1,871	ARM, 1.818%, 02/01/37	1,950
1,210	ARM, 1.832%, 01/01/37	1,285
7,491	ARM, 1.898%, 01/01/35	7,941
29	ARM, 1.903%, 03/01/19	29
495	ARM, 1.916%, 02/01/35	527
876	ARM, 1.975%, 09/01/36	924
165	ARM, 2.102%, 08/01/35	174
460	ARM, 2.113%, 10/01/34	485
794	ARM, 2.120%, 05/01/35	841
305	ARM, 2.124%, 11/01/34	323
733	ARM, 2.127%, 11/01/33	766
2,836	ARM, 2.141%, 01/01/36	2,996
118	ARM, 2.170%, 07/01/34	125
3,574	ARM, 2.174%, 11/01/37	3,791
1,260	ARM, 2.204%, 07/01/35	1,339
420	ARM, 2.221%, 11/01/34	442
627	ARM, 2.223%, 09/01/35	665
138	ARM, 2.233%, 09/01/34	146
986	ARM, 2.242%, 08/01/36	1,060
7	ARM, 2.250%, 01/01/19	7
935	ARM, 2.261%, 09/01/36	1,004
1,171	ARM, 2.265%, 11/01/37	1,242
401	ARM, 2.266%, 08/01/34	430
1,627	ARM, 2.297%, 10/01/36	1,748
758	ARM, 2.310%, 08/01/33	803
409	ARM, 2.341%, 01/01/35	436
971	ARM, 2.363%, 03/01/35	1,027
5,751	ARM, 2.371%, 12/01/37	6,119
1,283	ARM, 2.372%, 04/01/35	1,366
4	ARM, 2.375%, 08/01/19	4
1,273	ARM, 2.379%, 01/01/36	1,351
491	ARM, 2.390%, 04/01/34	521
163	ARM, 2.397%, 05/01/35	171
238	ARM, 2.403%, 01/01/34	252
1,866	ARM, 2.405%, 02/01/37	1,981
2,731	ARM, 2.410%, 09/01/36	2,958
4,268	ARM, 2.420%, 06/01/34 - 08/01/36	4,569
5,527	ARM, 2.435%, 07/01/37	5,855
4,089	ARM, 2.443%, 12/01/36	4,384
1,229	ARM, 2.462%, 09/01/37	1,312
247	ARM, 2.477%, 07/01/37	262
900	ARM, 2.505%, 10/01/34	959
665	ARM, 2.517%, 06/01/36	707
1,152	ARM, 2.519%, 11/01/36	1,234
1,434	ARM, 2.520%, 07/01/36	1,523
2,209	ARM, 2.560%, 09/01/33 - 12/01/36	2,351
1,210	ARM, 2.570%, 09/01/36	1,285
1,411	ARM, 2.583%, 07/01/37	1,501
3,390	ARM, 2.584%, 04/01/37	3,612

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,815	ARM, 2.589%, 06/01/36	4,077
1,534	ARM, 2.590%, 10/01/35	1,636
568	ARM, 2.598%, 05/01/36	603
362	ARM, 2.625%, 08/01/36	386
1,294	ARM, 2.677%, 01/01/38	1,377
766	ARM, 2.694%, 01/01/37	815
7,541	ARM, 2.700%, 06/01/36 - 10/01/36	8,052
127	ARM, 2.748%, 09/01/37	136
1,347	ARM, 2.787%, 11/01/36	1,432
157	ARM, 2.819%, 09/01/27	167
492	ARM, 2.836%, 02/01/36	523
13,661	ARM, 2.875%, 03/01/36	14,477
3,815	ARM, 3.108%, 08/01/37	4,051
66	ARM, 3.125%, 01/01/36	70
121	ARM, 3.771%, 03/01/29	129
1,389	ARM, 4.480%, 01/01/23	1,524
258	ARM, 5.122%, 01/01/34	276
813	ARM, 5.806%, 09/01/37	876
663	ARM, 5.964%, 09/01/37	702
148	ARM, 6.165%, 09/01/37	159
1,462	ARM, 6.254%, 08/01/36	1,591
	Federal National Mortgage Association, 15 Year, Single Family,
441	3.500%, 04/01/19	465
994	4.000%, 07/01/18 - 12/01/20	1,057
8,458	4.500%, 05/01/18 - 12/01/19	9,030
14,970	5.000%, 04/01/18 - 08/01/24	16,009
14,939	5.500%, 02/01/18 - 07/01/20	15,978
29,271	6.000%, 06/01/16 - 07/01/24	31,665
3,894	6.500%, 03/01/17 - 02/01/24	4,300
387	7.000%, 03/01/17 - 11/01/17	408
6	7.500%, 03/01/17	7
3	8.000%, 11/01/15	3
	Federal National Mortgage Association, 20 Year, Single Family,
20,517	3.500%, 07/01/32 - 08/01/32	21,121
536	5.000%, 10/01/25	582
1,990	5.500%, 07/01/25	2,174
17,846	6.000%, 04/01/24 - 09/01/29	19,772
3,944	6.500%, 05/01/22 - 08/01/26	4,381
	Federal National Mortgage Association, 30 Year, FHA/VA,
182	6.000%, 09/01/33	203
311	6.500%, 03/01/29	357
46	7.000%, 02/01/33	54
69	8.000%, 06/01/28	80
22	8.500%, 02/01/30	23
62	9.000%, 05/01/18 - 12/01/30	64
22	9.500%, 12/01/18	25
	Federal National Mortgage Association, 30 Year, Single Family,
1,182	4.000%, 12/01/33	1,239
1,235	4.500%, 11/01/33 - 09/01/34	1,323
48,446	5.000%, 06/01/33 - 08/01/40	52,974
31,524	5.500%, 11/01/32 - 12/01/39	34,589
27,521	6.000%, 12/01/28 - 11/01/38	30,637
51,434	6.500%, 11/01/29 - 10/01/38	57,793
26,880	7.000%, 01/01/24 - 01/01/39	30,086
16,627	7.500%, 11/01/22 - 04/01/39	18,743
1,082	8.000%, 03/01/21 - 01/01/38	1,265
29	8.500%, 07/01/24 - 06/01/25	34
2	9.000%, 04/01/26	2
19	9.500%, 07/01/28	21
12	10.000%, 02/01/24	13
4	12.500%, 01/01/16	4
	Federal National Mortgage Association, Other,
35,693	VAR, 0.519%, 01/01/23	35,803
40,187	VAR, 0.529%, 01/01/23	40,130
21,254	VAR, 0.539%, 01/01/23	21,366

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
15,156	VAR, 0.559%, 11/01/21 - 02/01/23	15,195
30,030	VAR, 0.569%, 10/01/22 - 01/01/23	30,112
13,145	VAR, 0.609%, 10/01/22	13,178
10,762	VAR, 0.619%, 09/01/22	10,783
7,500	VAR, 0.640%, 11/01/23	7,514
13,113	VAR, 0.729%, 08/01/22	13,150
6,278	VAR, 0.779%, 03/01/22	6,290
10,762	VAR, 0.789%, 04/01/22	10,783
14,255	VAR, 0.799%, 12/01/20	14,351
16,154	VAR, 0.949%, 04/01/22	16,185
8,670	VAR, 0.979%, 03/01/22	8,705
360	VAR, 2.432%, 08/01/34	385
5,237	VAR, 6.070%, 11/01/18	5,709
20,125	Zero Coupon, 12/30/23	20,112
7,433	1.519%, 12/01/19	7,180
7,365	1.550%, 01/01/20	7,107
13,217	1.632%, 01/01/20	12,811
8,968	1.690%, 12/01/19	8,665
6,972	1.860%, 12/01/19	6,841
8,641	1.940%, 01/01/17	8,779
11,658	2.004%, 07/01/19	11,796
8,968	2.056%, 01/01/17	8,982
13,452	2.066%, 12/01/20	12,831
80,712	2.077%, 06/01/20	79,723
42,778	2.097%, 08/01/19	42,557
6,278	2.170%, 06/01/19	6,327
17,936	2.211%, 04/01/19	18,150
4,484	2.221%, 01/01/23	4,194
8,746	2.263%, 05/01/19	8,857
6,586	2.273%, 07/01/19	6,652
5,829	2.314%, 12/01/22	5,496
9,416	2.356%, 12/01/22	8,899
10,160	2.370%, 01/01/23	9,651
3,525	2.397%, 12/01/22	3,346
13,631	2.400%, 01/01/23	12,973
15,437	2.407%, 01/01/23	14,633
34,220	2.418%, 12/01/22 - 01/01/23	32,433
26,826	2.449%, 07/01/19 - 11/01/22	26,450
11,210	2.450%, 02/01/23	10,460
12,425	2.459%, 11/01/22 - 12/01/22	11,838
15,697	2.469%, 10/01/22 - 12/01/22	14,973
26,913	2.480%, 12/01/22 - 02/01/23	25,632
9,652	2.490%, 10/01/17 - 11/01/22	9,562
19,044	2.500%, 12/01/22 - 06/01/23	18,105
16,649	2.521%, 11/01/22 - 01/01/23	15,878
33,232	2.531%, 06/01/19 - 01/01/23	32,629
7,996	2.552%, 09/01/22 - 11/01/22	7,603
7,174	2.573%, 03/01/23	6,853
12,555	2.583%, 04/01/23	11,710
8,251	2.593%, 01/01/23	7,906
37,653	2.604%, 10/01/22 - 05/01/23	35,399
2,690	2.624%, 05/01/23	2,570
15,178	2.635%, 11/01/22	14,643
8,968	2.650%, 08/01/22	8,609
5,381	2.655%, 10/01/22	5,211
5,426	2.670%, 07/01/22	5,227
14,935	2.686%, 06/01/22 - 01/01/23	14,511
3,520	2.690%, 10/01/17	3,692
5,784	2.703%, 04/01/23	5,598
5,201	2.707%, 10/01/17	5,444
5,941	2.722%, 10/01/22	5,783
6,813	2.728%, 04/01/23 - 07/01/23	6,464
6,165	2.748%, 06/01/23	5,867
10,940	2.759%, 07/01/22	10,719
8,968	2.779%, 07/01/22	8,795
15,084	2.790%, 04/01/22	14,928
10,452	2.831%, 05/01/22	10,323
8,721	2.841%, 03/01/22	8,654

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
13,945	2.852%, 06/01/22	13,799
22,420	2.862%, 05/01/22 - 06/01/23	22,016
10,055	2.914%, 07/01/22	9,954
13,127	2.955%, 05/01/22	13,040
12,766	2.970%, 11/01/18	13,381
8,751	2.996%, 05/01/22	8,717
36,692	3.000%, 01/01/43 - 02/01/43	34,975
9,624	3.038%, 05/01/22	9,612
17,131	3.069%, 01/01/22 - 03/01/22	17,126
19,730	3.079%, 07/01/22	19,715
2,605	3.089%, 02/01/22	2,617
4,484	3.100%, 02/01/22	4,508
6,048	3.120%, 05/01/22	6,063
16,871	3.131%, 12/01/21 - 01/01/22	17,056
10,762	3.141%, 12/01/18	11,278
7,497	3.162%, 02/01/22	7,485
12,667	3.182%, 03/01/22 - 04/01/22	12,737
22,151	3.193%, 01/01/22 - 02/01/22	22,410
6,987	3.203%, 05/01/22	7,044
19,518	3.224%, 01/01/22 - 05/01/22	19,756
5,295	3.230%, 11/01/20	5,487
24,996	3.244%, 02/01/22 - 03/01/22	25,168
7,165	3.290%, 10/01/20	7,455
7,174	3.306%, 01/01/22	7,307
2,690	3.317%, 03/01/22	2,710
6,988	3.379%, 11/01/20	7,240
3,488	3.420%, 12/01/21	3,578
5,787	3.461%, 11/01/20	6,032
7,174	3.472%, 10/01/20	7,493
8,968	3.492%, 01/01/18	9,593
101,565	3.500%, 12/01/32 - 06/01/43	101,500
2,381	3.503%, 08/01/17	2,537
3,168	3.513%, 10/01/21	3,273
5,677	3.520%, 01/01/18	6,091
17,512	3.544%, 09/01/20 - 11/01/21	18,235
23,436	3.590%, 10/01/20 - 08/01/23	24,335
7,623	3.596%, 12/01/20	7,992
1,717	3.600%, 09/01/20	1,815
17,578	3.616%, 09/01/20 - 10/01/20	18,491
25,537	3.621%, 09/01/20	26,893
8,837	3.639%, 12/01/20	9,296
21,476	3.658%, 01/01/18 - 10/01/20	22,795
8,968	3.709%, 10/01/21	9,316
17,265	3.738%, 06/01/18	18,815
16,602	3.740%, 07/01/20 - 08/01/20	17,701
2,690	3.751%, 01/01/18	2,891
11,340	3.761%, 06/01/18 - 01/01/25	11,881
42,150	3.792%, 07/01/23	43,187
5,175	3.800%, 03/01/18	5,601
3,212	3.802%, 09/01/20	3,410
3,418	3.823%, 12/01/20	3,626
4,932	3.864%, 07/01/23	5,121
15,622	3.881%, 09/01/21	16,628
34,835	3.895%, 01/01/21 - 09/01/21	36,935
6,599	3.906%, 09/01/21	6,975
8,968	3.926%, 08/01/20	9,535
13,211	3.930%, 07/01/20	14,224
8,968	3.940%, 07/01/21	9,544
12,732	3.947%, 06/01/17	13,694
21,596	3.957%, 12/01/20 - 12/01/21	22,868
8,818	3.960%, 08/01/20	9,502
23,175	3.978%, 09/01/20 - 09/01/21	24,740
8,968	3.980%, 11/01/16	9,215
8,666	3.988%, 07/01/21	9,208
10,224	3.999%, 01/01/21	10,928
41,329	4.000%, 04/01/20 - 07/01/42	42,760
31,448	4.019%, 08/01/20 - 09/01/21	33,566
6,230	4.045%, 10/01/20	6,689

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
5,915	4.050%, 09/01/21	6,301
3,587	4.061%, 01/01/21	3,847
13,452	4.081%, 07/01/20	14,461
5,669	4.102%, 06/01/21	6,059
4,839	4.123%, 07/01/21	5,181
6,228	4.130%, 07/01/20	6,764
6,009	4.154%, 06/01/21	6,424
5,836	4.185%, 01/01/21 - 08/01/21	6,262
8,669	4.195%, 07/01/21	9,313
28,163	4.201%, 07/01/20	30,610
16,125	4.205%, 10/01/21	17,315
6,133	4.236%, 06/01/21	6,600
8,968	4.250%, 04/01/21	9,713
14,672	4.267%, 11/01/19 - 08/01/21	15,879
8,754	4.290%, 06/01/21	9,520
15,525	4.298%, 03/01/21	16,809
8,699	4.317%, 07/01/21	9,677
16,925	4.319%, 12/01/19 - 09/01/23	18,146
4,905	4.329%, 06/01/21	5,305
4,441	4.330%, 02/01/21	4,851
13,200	4.350%, 04/01/20	14,518
20,400	4.368%, 04/01/20	22,458
21,606	4.380%, 01/01/21	23,675
18,458	4.381%, 11/01/19 - 06/01/21	20,084
6,816	4.390%, 05/01/21	7,452
6,816	4.391%, 04/01/21	7,382
55,153	4.399%, 02/01/20	60,849
28,058	4.402%, 12/01/19 - 07/01/21	30,532
16,900	4.424%, 01/01/20	18,491
6,949	4.443%, 08/01/20 - 04/01/21	7,668
7,786	4.445%, 01/01/21	8,553
6,511	4.474%, 04/01/21	7,098
16,142	4.484%, 06/01/21	17,559
2,509	4.500%, 03/01/20	2,759
13,452	4.505%, 05/01/21	14,686
10,288	4.515%, 02/01/20	11,336
18,910	4.530%, 12/01/19	20,991
2,983	4.540%, 01/01/20	3,312
2,511	4.546%, 02/01/20	2,762
10,066	4.552%, 08/01/26	10,767
3,805	4.598%, 01/01/21	4,184
8,071	4.629%, 06/01/21	8,853
24,662	4.650%, 08/01/21	27,076
9,576	4.762%, 08/01/26	10,477
6,094	4.766%, 08/01/26	6,670
11,300	4.794%, 01/01/21	12,526
10,404	4.820%, 12/01/26	11,195
2,774	5.000%, 04/01/31 - 12/01/32	3,056
7,923	5.414%, 05/01/17	8,714
5,137	5.500%, 03/01/17 - 06/01/39	5,439
5,851	6.000%, 02/01/36 - 11/01/48	6,343
3,855	6.500%, 04/01/36 - 05/01/37	4,461
2,068	7.000%, 02/01/36 - 01/01/38	2,327
171	7.500%, 10/01/37	195
588	8.000%, 11/01/37	675
92	10.603%, 04/15/19	101
	Government National Mortgage Association II, 30 Year, Single Family,
4,434	5.500%, 09/20/39	4,899
27,705	6.000%, 03/20/28 - 08/20/39	31,125
1,869	6.500%, 07/20/29	2,162
936	7.000%, 08/20/38	1,083
133	7.500%, 02/20/28 - 09/20/28	156
259	8.000%, 12/20/25 - 09/20/28	309
123	8.500%, 03/20/25 - 05/20/25	143
	Government National Mortgage Association II, Other,
4,560	4.462%, 05/20/63	4,936
259	6.000%, 11/20/38	272

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association, 15 Year, Single Family,
91	6.000%, 10/15/17	96
83	6.500%, 06/15/17	88
85	8.000%, 01/15/16	87
	Government National Mortgage Association, 30 Year, Single Family,
5,601	5.500%, 04/15/33 - 09/15/34	6,350
179	6.000%, 11/15/28	200
4,338	6.500%, 01/15/24 - 12/15/35	4,957
8,032	7.000%, 08/15/23 - 04/15/37	9,479
1,486	7.500%, 11/15/22 - 10/15/37	1,686
45	8.000%, 07/15/22 - 08/15/28	48
15	8.500%, 03/15/17 - 11/15/17	16
33	9.000%, 08/15/16 - 11/15/24	36
1,939	9.500%, 09/15/18 - 12/15/25	2,198
5	12.000%, 11/15/19	5

	Total Mortgage Pass-Through Securities (Cost $3,709,023)	3,734,535

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	3,591
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,128

		6,719

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,489

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	2,477
10,965	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	12,147
21,705	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	19,196

		33,820

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	14,427
9,576	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	8,318

		22,745

	Total Municipal Bonds (Cost $67,935)	67,773

Supranational — 0.2%
23,640	African Development Bank, 8.800%, 09/01/19	31,434
8,164	Corp. Andina de Fomento, 3.750%, 01/15/16	8,515
8,520	International Bank for Reconstruction & Development, Series 2, Zero Coupon, 02/15/16	8,387

	Total Supranational (Cost $47,188)	48,336

U.S. Government Agency Securities — 2.7%
5,789	Federal Farm Credit Bank, 5.125%, 11/15/18	6,714
9,865	Federal Home Loan Bank, 5.500%, 07/15/36	11,732
	Federal Home Loan Mortgage Corp.,
3,587	5.125%, 11/17/17	4,144
8,654	5.500%, 08/23/17	10,073
	Federal National Mortgage Association,
23,765	Zero Coupon, 06/01/17	22,655
7,174	SUB, 2.000%, 09/20/28	7,175
	Federal National Mortgage Association STRIPS,
10,313	Zero Coupon, 11/15/21	8,107
8,071	Zero Coupon, 05/15/30	3,939
	Financing Corp. Fico,
3,506	Zero Coupon, 11/30/17	3,312
1,688	Zero Coupon, 04/06/18	1,580
59,680	Zero Coupon, 05/11/18	55,709
3,606	Zero Coupon, 08/03/18	3,345
2,399	Zero Coupon, 08/03/18	2,225
1,795	Zero Coupon, 03/07/19	1,624
24,034	Zero Coupon, 04/05/19	21,651
27,586	Zero Coupon, 09/26/19	24,376
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,393
5,741	Zero Coupon, 04/01/16	5,574

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
11,944	Zero Coupon, 04/01/19	10,742
	Residual Funding Corp. STRIPS,
117,650	Zero Coupon, 10/15/19	103,787
216,801	Zero Coupon, 07/15/20	184,363
50,759	Zero Coupon, 10/15/20	42,604
19,730	Zero Coupon, 01/15/21	16,386
	Tennessee Valley Authority,
2,632	4.625%, 09/15/60	2,406
8,246	5.250%, 09/15/39	8,934
493	5.500%, 06/15/38	553
7,668	5.880%, 04/01/36	9,041
	Tennessee Valley Authority STRIPS,
3,711	12/15/17	3,459
6,731	Zero Coupon, 01/15/19	6,028
10,762	Zero Coupon, 05/01/19	9,514
16,053	Zero Coupon, 11/01/25	9,849
2,242	Zero Coupon, 06/15/35	796

	Total U.S. Government Agency Securities (Cost $623,321)	606,790

U.S. Treasury Obligations — 19.6%
	U.S. Treasury Bonds,
2,690	4.375%, 02/15/38	2,996
64,211	4.500%, 02/15/36	72,980
6,861	4.500%, 05/15/38	7,785
1,794	4.500%, 08/15/39	2,036
34,370	4.750%, 02/15/37	40,417
46,506	5.000%, 05/15/37	56,556
583	5.250%, 11/15/28	718
8,587	5.250%, 02/15/29	10,569
6,188	5.375%, 02/15/31	7,764
12,869	5.500%, 08/15/28	16,217
3,856	6.000%, 02/15/26	5,033
4,080	6.125%, 11/15/27	5,428
2,242	6.125%, 08/15/29	3,011
6,861	6.250%, 05/15/30	9,371
4,260	6.375%, 08/15/27	5,783
6,771	6.500%, 11/15/26	9,247
6,547	6.625%, 02/15/27	9,043
6,995	6.750%, 08/15/26	9,727
5,937	7.125%, 02/15/23	8,182
12,546	7.250%, 08/15/22 (m)	17,319
50,572	7.500%, 11/15/16 (m)	60,829
7,817	7.875%, 02/15/21 (m)	10,863
7,174	8.000%, 11/15/21	10,183
14,932	8.125%, 05/15/21	21,118
43,208	8.500%, 02/15/20	60,417
22,554	8.750%, 05/15/20	32,115
54,785	8.750%, 08/15/20	78,475
71,520	8.875%, 08/15/17 (m)	92,417
8,968	11.250%, 02/15/15	10,157
	U.S. Treasury Bonds STRIPS,
24	08/15/15	24
62,607	02/15/16 (m)	62,123
34,461	08/15/16	34,013
45,720	11/15/16	44,940
93,147	02/15/17	91,048
36,285	08/15/17	35,059
81,591	11/15/17	78,330
31,792	02/15/18	30,319
26,456	05/15/18	25,050
50,742	08/15/18	47,684
10,669	02/15/19	9,870
76,555	05/15/19 (m)	70,115
163,863	08/15/19	148,600
16,142	02/15/20	14,344
291,996	05/15/20 (m)	256,929
4,080	05/15/20	3,599
175,907	08/15/20 (m)	153,036
161,915	02/15/21	137,498
96,137	05/15/21	80,717

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
44,661	08/15/21	37,048
111,046	11/15/21	91,118
38,031	02/15/22	30,847
5,381	05/15/22	4,314
7,057	02/15/23	5,448
19,730	05/15/23	15,063
1,076	02/15/24	793
6,278	05/15/24	4,568
11,591	08/15/24	8,318
18,295	11/15/24	12,957
5,201	02/15/25	3,632
2,421	05/15/25	1,670
11,748	02/15/26	7,802
19,999	05/15/26	13,122
14,608	08/15/26	9,466
88,828	11/15/26	56,834
155,684	02/15/27	98,381
20,559	05/15/27	12,830
45,886	08/15/27	28,298
88,443	11/15/27	53,870
67,515	02/15/28	40,625
10,134	05/15/28	6,026
7,982	08/15/28	4,689
30,760	11/15/28	17,852
36,872	02/15/29	21,139
2,870	05/15/29	1,626
19,012	08/15/29	10,633
14,456	11/15/29	7,990
97,213	02/15/30	53,113
51,136	05/15/30	27,613
30,088	08/15/30	16,057
17,936	11/15/30	9,467
33,002	02/15/31	17,212
24,550	05/15/31	12,660
23,788	08/15/31	12,132
13,811	11/15/31	6,963
18,766	02/15/32	9,352
13,497	05/15/32	6,651
1,525	08/15/32	743
38,338	11/15/32	18,472
44,705	05/15/33	21,066
20,963	08/15/33	9,774
38,809	11/15/33	17,881
25,716	02/15/34	11,721
12,600	05/15/34	5,680
25,155	08/15/34	11,218
21,613	11/15/34	9,529
37,666	02/15/35	16,424
16,680	05/15/35	7,194
1,525	08/15/35	651
1,054	05/15/36	435
	U.S. Treasury Inflation Indexed Bonds,
3,587	2.500%, 01/15/29	4,694
9,066	3.625%, 04/15/28 (m)	17,713
	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,903
22,420	0.500%, 04/15/15	24,672
4,260	1.125%, 01/15/21	4,877
20,626	1.250%, 04/15/14	22,892
4,484	2.000%, 01/15/14	5,682
	U.S. Treasury Notes,
2,128	0.875%, 01/31/18	2,112
20,788	1.000%, 11/30/19	19,872
149,801	1.375%, 11/30/18	149,988
6,278	1.375%, 12/31/18	6,274
39,639	1.500%, 08/31/18	40,048
16,770	1.750%, 10/31/18	17,113
8,968	2.125%, 08/31/20	9,030
50,445	2.125%, 08/15/21	49,929

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
1,794	2.250%, 11/30/17	1,883
23,317	2.625%, 01/31/18	24,812
66,991	2.625%, 08/15/20	69,749
26,904	2.625%, 11/15/20	27,911
2,242	2.750%, 11/30/16	2,386
46,175	2.750%, 05/31/17 (m)	49,339
12,681	2.750%, 12/31/17	13,564
27,451	2.875%, 03/31/18	29,484
29,550	3.125%, 10/31/16	31,738
1,794	3.125%, 01/31/17	1,933
120,041	3.125%, 04/30/17	129,644
180,518	3.125%, 05/15/19	195,693
39,908	3.125%, 05/15/21	42,505
176,535	3.250%, 12/31/16 (m)	190,754
54,705	3.250%, 03/31/17	59,257
26,007	3.500%, 02/15/18	28,602
22,420	3.500%, 05/15/20	24,662
17,039	3.625%, 02/15/21	18,780
20,447	4.250%, 11/15/17	23,041
49,378	4.500%, 05/15/17	55,658
8,520	4.625%, 02/15/17	9,588
63,462	4.750%, 08/15/17	72,461

	Total U.S. Treasury Obligations (Cost $4,243,504)	4,391,264

Loan Assignments — 0.3%
	Financials — 0.3%
	Real Estate Management & Development — 0.3%
	Fiveten Group Holdings Ltd., Revolving Loan,
11,143	VAR, 4.250%, 04/14/14 (i)	11,087
	Invitation Homes, Revolving Loan,
48,367	VAR, 3.750%, 03/15/15 (i)	48,125
	Tricon Capital Group Inc., Revolving Loan,
5,346	VAR, 0.500%, 06/13/15 (i)	5,320
	Total Loan Assignments (Cost $69,163)	68,817

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
472,167	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $472,167)	472,167

	Total Investments — 99.7% (Cost $21,749,330)	22,291,582
	Other Assets in Excess of Liabilities — 0.3%	64,942

	NET ASSETS — 100.0%	$22,356,524

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage.
CDO	—	Collateralized Debt Obligation
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation.
ESOP	—	Employee Stock Ownership Program.
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The principal shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue Bond
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2013.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Trustee.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$831,957
Aggregate gross unrealized depreciation	(289,705)

Net unrealized appreciation/depreciation	$542,252

Federal income tax cost of investments	$21,749,330

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$855,033	$522,170	$1,377,203
Collateralized Mortgage Obligations
Agency CMO	—	4,297,435	54,245	4,351,680
Non-Agency CMO	—	1,546,012	305,138	1,851,150

Total Collateralized Mortgage Obligations	—	5,843,447	359,383	6,202,830

Commercial Mortgage-Backed Securities	—	710,060	208,112	918,172
Corporate Bonds
Consumer Discretionary	—	301,037	—	301,037
Consumer Staples	—	207,525	—	207,525
Energy	—	334,627	—	334,627
Financials	—	2,070,656	—	2,070,656
Health Care	—	116,900	—	116,900
Industrials	—	246,052	21,177	267,229
Information Technology	—	209,305	—	209,305
Materials	—	129,960	—	129,960
Telecommunication Services	—	283,065	—	283,065
Utilities	—	364,693	—	364,693

Total Corporate Bonds	—	4,263,820	21,177	4,284,997

Foreign Government Securities	—	118,698	—	118,698
Mortgage Pass-Through Securities	—	3,734,535	—	3,734,535
Municipal Bonds	—	67,773	—	67,773
Supranational	—	48,336	—	48,336
U.S. Government Agency Securities	—	606,790	—	606,790
U.S. Treasury Obligations	—	4,391,264	—	4,391,264
Loan Assignments
Financials	—	—	68,817	68,817
Short-Term Investment
Investment Company	472,167	—	—	472,167

Total Investments in Securities	$472,167	$20,639,756	$1,179,659	$22,291,582

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$606,519	$938	$(2,101)	$327	$191,838	$(338,010)	$81,612	$(18,953)	$522,170
Collateralized Mortgage Obligations
Agency CMO	290,526	(792)	(5,620)	(5,489)	466	(9,713)	5,728	(220,861)	54,245
Non-Agency CMO	509,663	3,120	(14,607)	(6,417)	112,097	(133,031)	55,116	(220,803)	305,138
Commercial Mortgage-Backed Securities	341,188	(116)	899	(13,480)	10,386	(87,175)	—	(43,590)	208,112
Corporate Bonds - Financials	1,523	—	(23)	— (a)	—	(1,500)	—	—	—
Corporate Bonds - Industrials	27,323	444	(1,070)	(10)	3,858	(9,368)	—	—	21,177
Corporate Bonds - Telecommunication Services	11,389	—	—	—	—	—	—	(11,389)	—
Loan Assignments - Financials	—	—	(464)	— (a)	78,630	(9,349)	—	—	68,817
Mortgage Pass-Through Securities	33,207	—	(1)	—	—	(33,206)	—	—	—

Total	$1,821,338	$3,594	$(22,987)	$(25,069)	$397,275	$(621,352)	$142,456	$(515,596)	$1,179,659

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3) were $(22,987).

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	464,751	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (17.47%)
			Constant Default Rate	0% - 14.78% (2.93%)
			PSA Prepayment Model	137.00% - 1,085.00% (411.40%)
			Yield (Discount Rate of Cash Flows)	(180.40%) - 64.15% (3.82%)

Asset-Backed Securities	464,751

Total	464,751

# The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $714,908,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 8.3%
1,888	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.966%, 12/27/22 (e)	1,905
	Accredited Mortgage Loan Trust,
1,162	Series 2006-1, Class A3, VAR, 0.346%, 04/25/36	1,123
1,002	Series 2006-2, Class A3, VAR, 0.316%, 09/25/36	965
	Ally Auto Receivables Trust,
315	Series 2010-3, Class A4, 1.550%, 08/17/15	316
444	Series 2012-1, Class A4, 1.210%, 07/15/16	449
	American Credit Acceptance Receivables Trust,
1,562	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	1,568
946	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	955
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,708
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	2,998
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	4,999
	AmeriCredit Automobile Receivables Trust,
353	Series 2012-1, Class A3, 1.230%, 09/08/16	354
1,244	Series 2012-3, Class A3, 0.960%, 01/09/17	1,249
2,187	Series 2012-4, Class A3, 0.670%, 06/08/17	2,187
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
644	Series 2003-5, Class A6, SUB, 5.041%, 04/25/33	643
169	Series 2003-13, Class AF6, SUB, 4.750%, 01/25/34	168
700	Axis Equipment Finance Receivables LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	702
7	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	7
3,113	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	3,134
	Bear Stearns Asset-Backed Securities Trust,
595	Series 2003-SD2, Class 2A, VAR, 2.786%, 06/25/43	600
846	Series 2006-SD1, Class A, VAR, 0.536%, 04/25/36	807
1,256	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,245
3,068	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	3,066
1,667	Carfinance Capital Auto Trust, Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,652
4,006	Carnow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,011
	Centex Home Equity Loan Trust,
280	Series 2001-B, Class A6, 6.360%, 07/25/32	282
425	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	441
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	133
758	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	787
	Chase Funding Trust,
207	Series 2003-5, Class 1A4, 4.396%, 02/25/30	207
265	Series 2003-6, Class 1A4, 4.499%, 11/25/34	266
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,557
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	938
	CNH Equipment Trust,
438	Series 2011-B, Class A3, 0.910%, 08/15/16	440
27	Series 2012-C, Class A3, 0.570%, 12/15/17	27
5,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	4,878
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (e) (i)	4,738
	Countrywide Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 0.726%, 04/25/34	287
590	Series 2004-1, Class M1, VAR, 0.916%, 03/25/34	556
92	Series 2004-1, Class M2, VAR, 0.991%, 03/25/34	88
1,539	Series 2004-6, Class M1, VAR, 0.766%, 10/25/34	1,436
	CPS Auto Receivables Trust,
317	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	322

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
3,909	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	3,957
911	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	909
	CPS Auto Trust,
1,291	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	1,304
761	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	762
	Credit Acceptance Auto Loan Trust,
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	570
3,708	Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,734
90	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	99
238	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	238
501	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	505
	Exeter Automobile Receivables Trust,
2,090	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,085
1,843	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,848
	Federal National Mortgage Association REMIC Trust,
23	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	24
48	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	48
83	First Frankin Mortgage Loan Trust, Series 2005-FF9, Class A3, VAR, 0.446%, 10/25/35	83
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,961
3,875	Flagship Credit Auto Trust, Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,859
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	504
2,238	Fortress Opportunities Residential Transaction, Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	2,238
1,001	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,014
	GMAT Trust,
1,241	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,241
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,796
	HLSS Servicer Advance Receivables Backed Notes,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	3,020
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,338
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,281
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	506
449	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	447
750	Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	743
346	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	351
84	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	85
	HSBC Home Equity Loan Trust USA,
219	Series 2006-1, Class A1, VAR, 0.328%, 01/20/36	213
515	Series 2006-2, Class A1, VAR, 0.318%, 03/20/36	503
311	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	312
1,053	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,077
647	Series 2007-3, Class APT, VAR, 1.368%, 11/20/36	643
508	Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	509
272	Hyundai Auto Receivables Trust, Series 2012-A, Class A4, 0.950%, 12/15/16	274
	KGS-Alpha Capital Markets LP,
45,190	VAR, 0.624%, 08/25/38	1,850
44,379	Series 2012-4, VAR, 0.779%, 09/25/37	2,253
27,036	Series 2013-2, VAR, 1.144%, 03/25/39	1,576
478	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.516%, 07/25/34 (e)	474
	Long Beach Mortgage Loan Trust,
122	Series 2004-1, Class M3, VAR, 1.216%, 02/25/34	112
43	Series 2004-5, Class M6, VAR, 2.666%, 09/25/34 (i)	7
	LV Tower 52 Issuer LLC,
9,166	Series 2013-1, Class A, 5.500%, 06/15/18 (i)	9,165
4,621	Series 2013-1, Class M, 7.500%, 06/15/18 (i)	4,621

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	Mid-State Capital Corp. Trust,
201	Series 2005-1, Class A, 5.745%, 01/15/40	215
2,303	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,426
2,795	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,772
1,117	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,127
510	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.416%, 03/25/33	461
1,547	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class ET1, 4.458%, 02/15/45 (e)	1,546
1,100	Nationstar Mortgage Advance Receivables Trust, Series 2013-T1A, Class E1, 3.721%, 06/20/44 (e)	1,098
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.089%, 11/25/33	1,016
610	Series 2005-1, Class M1, VAR, 0.616%, 03/25/35	584
4,981	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	4,981
1,834	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 0.846%, 09/25/34	1,807
639	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	636
5,300	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	5,267
655	RASC Trust, Series 2005-EMX3, Class M1, VAR, 0.596%, 09/25/35	654
6,166	Real Estate Asset Trust, Series 2013-2A, Class A2, VAR, 5.682%, 07/25/43 (e) (i)	6,166
1,094	Resort Finance Timeshare Receivables Trust, Series 2012-2, 5.750%, 09/05/18 (i)	1,094
2,500	RMAT, Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	2,524
547	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	536
974	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.660%, 08/15/16 (e)	976
	Santander Drive Auto Receivables Trust,
181	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	181
34	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	34
411	Series 2012-1, Class A3, 1.490%, 10/15/15	412
533	Series 2012-2, Class A3, 1.220%, 12/15/15	534
526	Series 2012-3, Class A3, 1.080%, 04/15/16	527
4,365	Series 2012-3, Class C, 3.010%, 04/16/18	4,503
1,911	Series 2012-5, Class A3, 0.830%, 12/15/16	1,914
283	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.689%, 01/25/36	178
423	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	423
1,663	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.246%, 06/25/37	992
4,841	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	4,858
2,250	Springleaf Funding Trust, Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,205
	Stanwich Mortgage Loan Co. LLC,
1,509	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	1,515
1,766	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	1,765
4,560	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	4,605
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.399%, 02/25/15	5,000
169	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.571%, 06/25/35	169
23	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.256%, 06/25/37	22
1,341	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.568%, 10/15/15 (e)	1,363
180	Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	195
1,500	Unipac IX LLC, 13.000%, 05/15/16 (i)	1,488
	United Auto Credit Securitization Trust,
366	Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	366
2,500	Series 2012-1, Class B, 1.870%, 09/15/15 (e)	2,500

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	Vericrest Opportunity Loan Transferee,
4,270	Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	4,082
5,250	Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	5,117
	Westgate Resorts LLC,
532	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	542
2,380	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,395
2,633	World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	2,638
1,508	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	1,512

	Total Asset-Backed Securities (Cost $207,291)	207,254

Collateralized Mortgage Obligations — 17.0%
	Agency CMO — 10.4%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
135	Series 23, Class KZ, 6.500%, 11/25/23	153
902	Series 24, Class J, 6.250%, 11/25/23	936
160	Series 31, Class Z, 8.000%, 04/25/24	186
	Federal Home Loan Mortgage Corp. REMIC,
10	Series 11, Class D, 9.500%, 07/15/19	11
10	Series 38, Class D, 9.500%, 05/15/20	12
4	Series 81, Class A, 8.125%, 11/15/20	5
10	Series 84, Class F, 9.200%, 10/15/20	12
6	Series 109, Class I, 9.100%, 01/15/21	7
2	Series 198, Class Z, 8.500%, 09/15/22	2
87	Series 1316, Class Z, 8.000%, 06/15/22	100
29	Series 1343, Class LB, 7.500%, 08/15/22	34
1	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	18
64	Series 1456, Class Z, 7.500%, 01/15/23	72
404	Series 1543, Class VN, 7.000%, 07/15/23	462
295	Series 1577, Class PV, 6.500%, 09/15/23	307
699	Series 1608, Class L, 6.500%, 09/15/23	775
678	Series 1611, Class Z, 6.500%, 11/15/23	769
639	Series 1628, Class LZ, 6.500%, 12/15/23	710
292	Series 1630, Class PK, 6.000%, 11/15/23	327
876	Series 1671, Class I, 7.000%, 02/15/24	988
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	22
58	Series 1695, Class G, HB, IF, 27.133%, 03/15/24	106
39	Series 1710, Class GB, HB, IF, 40.879%, 04/15/24	84
148	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	36
71	Series 2022, Class PE, 6.500%, 01/15/28	80
567	Series 2033, Class K, 6.050%, 08/15/23	615
465	Series 2036, Class PG, 6.500%, 01/15/28	522
74	Series 2089, Class PJ, IO, 7.000%, 10/15/28	16
1,398	Series 2091, Class PG, 6.000%, 11/15/28	1,568
988	Series 2113, Class MW, 6.500%, 01/15/29	1,118
304	Series 2116, Class ZA, 6.000%, 01/15/29	340
92	Series 2148, Class ZA, 6.000%, 04/15/29	103
220	Series 2201, Class C, 8.000%, 11/15/29	260
45	Series 2261, Class ZY, 7.500%, 10/15/30	53
488	Series 2293, Class ZA, 6.000%, 03/15/31	545
10	Series 2297, Class NB, 6.000%, 03/15/16	10
74	Series 2310, Class Z, 6.000%, 04/15/31	81
32	Series 2313, Class LA, 6.500%, 05/15/31	36
261	Series 2325, Class JO, PO, 06/15/31	236
778	Series 2330, Class PE, 6.500%, 06/15/31	796
127	Series 2344, Class QG, 6.000%, 08/15/16	133
157	Series 2345, Class PQ, 6.500%, 08/15/16	166
107	Series 2368, Class TG, 6.000%, 10/15/16	111
257	Series 2394, Class MC, 6.000%, 12/15/16	271
97	Series 2399, Class PG, 6.000%, 01/15/17	102
300	Series 2410, Class QB, 6.250%, 02/15/32	321
2,612	Series 2427, Class GE, 6.000%, 03/15/32	2,932
1,808	Series 2430, Class WF, 6.500%, 03/15/32	2,061
365	Series 2466, Class DH, 6.500%, 06/15/32	415
1,245	Series 2530, Class SK, IF, IO, 7.932%, 06/15/29	249
137	Series 2534, Class SI, HB, IF, 20.624%, 02/15/32	211

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,148	Series 2543, Class YX, 6.000%, 12/15/32	1,288
614	Series 2557, Class HL, 5.300%, 01/15/33	665
1,011	Series 2586, Class IO, IO, 6.500%, 03/15/33	217
302	Series 2594, Class IV, IO, 7.000%, 03/15/32	68
21	Series 2602, Class BX, 3.500%, 12/15/22	22
723	Series 2610, Class UI, IO, 6.500%, 05/15/33	158
958	Series 2613, Class H, 4.500%, 05/15/18	1,013
1,388	Series 2636, Class Z, 4.500%, 06/15/18	1,467
368	Series 2641, Class SK, IF, IO, 6.982%, 01/15/18	9
75	Series 2643, Class SA, HB, IF, 44.410%, 03/15/32	183
74	Series 2650, Class PO, PO, 12/15/32	73
82	Series 2650, Class SO, PO, 12/15/32	81
350	Series 2656, Class AC, 6.000%, 08/15/33	389
1,181	Series 2656, Class PE, 4.500%, 07/15/18	1,243
1,091	Series 2699, Class W, 5.500%, 11/15/33	1,203
535	Series 2707, Class KA, 4.500%, 11/15/18	563
62	Series 2707, Class KJ, 5.000%, 11/15/18	65
2,029	Series 2708, Class N, 4.000%, 11/15/18	2,141
705	Series 2733, Class SB, IF, 7.859%, 10/15/33	824
19	Series 2755, Class SA, IF, 13.865%, 05/15/30	19
550	Series 2756, Class NA, 5.000%, 02/15/24	598
142	Series 2764, Class S, IF, 13.331%, 07/15/33	168
68	Series 2779, Class SM, IF, IO, 6.982%, 10/15/18	2
802	Series 2801, Class JN, 5.000%, 06/15/33	837
1,463	Series 2843, Class BC, 5.000%, 08/15/19	1,570
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,096
1,101	Series 2864, Class NS, IF, IO, 6.932%, 09/15/34	128
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,694
284	Series 2934, Class CI, 5.000%, 01/15/34	294
1,019	Series 2980, Class QA, 6.000%, 05/15/35	1,136
96	Series 2980, Class QB, 6.500%, 05/15/35	109
908	Series 2989, Class TG, 5.000%, 06/15/25	990
183	Series 2990, Class SL, HB, IF, 23.878%, 06/15/34	272
2,218	Series 2994, Class SC, IF, IO, 5.432%, 02/15/33	225
401	Series 2995, Class FT, VAR, 0.418%, 05/15/29	399
1,589	Series 3005, Class ED, 5.000%, 07/15/25	1,762
125	Series 3005, Class PV, IF, 12.465%, 10/15/33	148
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,335
403	Series 3031, Class BN, HB, IF, 21.223%, 08/15/35	576
982	Series 3059, Class B, 5.000%, 02/15/35	1,058
567	Series 3062, Class HE, 5.000%, 01/15/34	585
547	Series 3064, Class OG, 5.500%, 06/15/34	569
41	Series 3068, Class AO, PO, 01/15/35	41
469	Series 3117, Class EO, PO, 02/15/36	432
176	Series 3134, Class PO, PO, 03/15/36	164
201	Series 3138, Class PO, PO, 04/15/36	186
90	Series 3151, Class PD, 6.000%, 11/15/34	91
755	Series 3152, Class MO, PO, 03/15/36	709
639	Series 3184, Class YO, PO, 03/15/36	524
4,761	Series 3187, Class Z, 5.000%, 07/15/36	5,204
685	Series 3189, Class PC, 6.000%, 08/15/35	718
2,083	Series 3201, Class IN, IF, IO, 6.082%, 08/15/36	315
3,355	Series 3202, Class HI, IF, IO, 6.482%, 08/15/36	610
1,315	Series 3219, Class PD, 6.000%, 11/15/35	1,402
877	Series 3274, Class B, 6.000%, 02/15/37	957
352	Series 3292, Class DO, PO, 03/15/37	333
1,946	Series 3305, Class IW, IF, IO, 6.282%, 04/15/37	395
75	Series 3306, Class TB, IF, 2.918%, 04/15/37	74
66	Series 3306, Class TC, IF, 2.378%, 04/15/37	64
221	Series 3331, Class PO, PO, 06/15/37	207
379	Series 3383, Class OP, PO, 11/15/37	358
706	Series 3531, Class SM, IF, IO, 5.932%, 05/15/39	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
135		Series 3542, Class TN, IF, 6.000%, 07/15/36	131
286		Series 3546, Class A, VAR, 2.127%, 02/15/39	294
769		Series 3572, Class JS, IF, IO, 6.632%, 09/15/39	122
1,086		Series 3605, Class NC, 5.500%, 06/15/37	1,211
1,993		Series 3609, Class SA, IF, IO, 6.172%, 12/15/39	331
767		Series 3610, Class CA, 4.500%, 12/15/39	831
301		Series 3611, Class PO, PO, 07/15/34	279
1,570		Series 3648, Class CY, 4.500%, 03/15/30	1,677
705		Series 3653, Class HJ, 5.000%, 04/15/40	774
1,810		Series 3662, Class PJ, 5.000%, 04/15/40	1,950
7,220		Series 3677, Class PB, 4.500%, 05/15/40	7,797
717		Series 3688, Class GT, VAR, 7.195%, 11/15/46	870
1,161		Series 3737, Class DG, 5.000%, 10/15/30	1,277
1,759		Series 3747, Class HI, IO, 4.500%, 07/15/37	186
–	(h)	Series 3819, Class ZQ, 6.000%, 04/15/36	—	(h)
1,347		Series 3827, Class BD, 4.000%, 08/15/39	1,443
984		Series 3852, Class TP, IF, 5.500%, 05/15/41	1,057
873		Series 3855, Class AM, 6.500%, 11/15/36	992
864		Series 3890, Class ET, 5.500%, 11/15/23	960
1,633		Series 3895, Class PW, 4.500%, 07/15/41	1,702
6,277		Series 4030, Class IL, IO, 3.500%, 04/15/27	773
10,845		Series 4146, Class KI, IO, 3.000%, 12/15/32	1,789
		Federal Home Loan Mortgage Corp. STRIPS,
429		Series 186, Class PO, PO, 08/01/27	402
9,351		Series 262, Class 35, 3.500%, 07/15/42	9,500
3,969		Series 279, Class 35, 3.500%, 09/15/42	4,047
707		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.287%, 10/25/37	708
		Federal National Mortgage Association - ACES,
2,270		Series 2011-M2, Class A2, 3.645%, 07/25/21	2,418
1,680		Series 2011-M4, Class A2, 3.726%, 06/25/21	1,783
631		Series 2011-M8, Class A2, 2.922%, 08/25/21	633
3,259		Series 2013-M7, Class A2, 2.280%, 12/27/22	3,030
		Federal National Mortgage Association Grantor Trust,
35,913		Series 2001-T12, Class IO, IO, VAR, 0.540%, 08/25/41	616
1,176		Series 2002-T16, Class A2, 7.000%, 07/25/42	1,367
960		Series 2002-T19, Class A1, 6.500%, 07/25/42	1,105
763		Series 2002-T4, Class A2, 7.000%, 12/25/41	877
1,442		Series 2002-T4, Class A4, 9.500%, 12/25/41	1,727
70,192		Series 2002-T4, Class IO, IO, VAR, 0.424%, 12/25/41	855
711		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	751
482		Series 2004-T2, Class 1A3, 7.000%, 11/25/43	544
575		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	677
9,146		Series 2004-T3, Class 1IO4, IO, VAR, 0.600%, 02/25/44	137
		Federal National Mortgage Association REMIC,
7		Series 1988-13, Class C, 9.300%, 05/25/18	8
66		Series 1989-72, Class E, 9.350%, 10/25/19	74
3		Series 1989-98, Class H, 11.500%, 12/25/19	4
4		Series 1990-1, Class D, 8.800%, 01/25/20	5
6		Series 1990-110, Class H, 8.750%, 09/25/20	7
4		Series 1990-117, Class E, 8.950%, 10/25/20	5
48		Series 1991-141, Class PZ, 8.000%, 10/25/21	54
22		Series 1992-31, Class M, 7.750%, 03/25/22	25
26		Series 1992-79, Class Z, 9.000%, 06/25/22	30

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
17		Series 1992-101, Class J, 7.500%, 06/25/22	19
244		Series 1992-188, Class PZ, 7.500%, 10/25/22	277
257		Series 1992-200, Class SK, HB, IF, 23.229%, 11/25/22	421
20		Series 1993-23, Class PZ, 7.500%, 03/25/23	23
154		Series 1993-56, Class PZ, 7.000%, 05/25/23	175
82		Series 1993-60, Class Z, 7.000%, 05/25/23	91
172		Series 1993-79, Class PL, 7.000%, 06/25/23	195
290		Series 1993-141, Class Z, 7.000%, 08/25/23	328
136		Series 1993-149, Class M, 7.000%, 08/25/23	156
440		Series 1993-160, Class ZA, 6.500%, 09/25/23	489
49		Series 1993-165, Class SA, IF, 19.458%, 09/25/23	71
5		Series 1993-205, Class H, PO, 09/25/23	5
46		Series 1993-247, Class SM, HB, IF, 26.604%, 12/25/23	82
53		Series 1993-255, Class E, 7.100%, 12/25/23	59
–	(h)	Series 1994-1, Class L, 6.500%, 01/25/14	—	(h)
–	(h)	Series 1994-23, Class PX, 6.000%, 08/25/23	—	(h)
500		Series 1994-29, Class Z, 6.500%, 02/25/24	576
72		Series 1994-65, Class PK, PO, 04/25/24	69
335		Series 1995-4, Class Z, 7.500%, 10/25/22	384
649		Series 1995-19, Class Z, 6.500%, 11/25/23	752
83		Series 1997-11, Class E, 7.000%, 03/18/27	95
316		Series 1997-20, Class D, 7.000%, 03/17/27	374
33		Series 1997-27, Class J, 7.500%, 04/18/27	37
920		Series 1997-37, Class SM, IF, IO, 7.834%, 12/25/22	149
463		Series 1997-42, Class EG, 8.000%, 07/18/27	545
432		Series 1997-63, Class ZA, 6.500%, 09/18/27	483
464		Series 1998-66, Class FB, VAR, 0.516%, 12/25/28	464
790		Series 1999-47, Class JZ, 8.000%, 09/18/29	926
276		Series 2000-8, Class Z, 7.500%, 02/20/30	325
343		Series 2001-4, Class PC, 7.000%, 03/25/21	383
–	(h)	Series 2001-5, Class OW, 6.000%, 03/25/16	—	(h)
396		Series 2001-14, Class Z, 6.000%, 05/25/31	443
528		Series 2001-16, Class Z, 6.000%, 05/25/31	591
413		Series 2001-36, Class ST, IF, IO, 8.334%, 11/25/30	98
1,101		Series 2001-72, Class SB, IF, IO, 7.334%, 12/25/31	218
2,115		Series 2001-81, Class HE, 6.500%, 01/25/32	2,367
146		Series 2002-11, Class QG, 5.500%, 03/25/17	152
142		Series 2002-19, Class SC, IF, 13.882%, 03/17/32	196
165		Series 2002-55, Class QE, 5.500%, 09/25/17	175
2,532		Series 2002-56, Class PE, 6.000%, 09/25/32	2,839
179		Series 2002-63, Class KC, 5.000%, 10/25/17	190
79		Series 2002-73, Class AN, 5.000%, 11/25/17	84
1,631		Series 2002-86, Class PG, 6.000%, 12/25/32	1,848
620		Series 2003-14, Class EH, IF, IO, 7.434%, 03/25/18	61
1,100		Series 2003-17, Class EQ, 5.500%, 03/25/23	1,215
547		Series 2003-18, Class GT, 5.000%, 03/25/18	582
1,317		Series 2003-22, Class Z, 6.000%, 04/25/33	1,494
93		Series 2003-30, Class IP, IO, 5.750%, 08/25/32	2
1,408		Series 2003-47, Class PE, 5.750%, 06/25/33	1,555
371		Series 2003-58, Class TB, 5.000%, 03/25/32	373
432		Series 2003-64, Class KS, IF, 9.427%, 07/25/18	488
98		Series 2003-64, Class SX, IF, 13.330%, 07/25/33	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
28	Series 2003-91, Class SD, IF, 12.223%, 09/25/33	35
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,035
510	Series 2003-106, Class WE, 4.500%, 11/25/22	521
1	Series 2003-128, Class KE, 4.500%, 01/25/14	1
361	Series 2004-8, Class GD, 4.500%, 10/25/32	373
412	Series 2004-72, Class F, VAR, 0.666%, 09/25/34	414
77	Series 2005-42, Class PS, IF, 16.585%, 05/25/35	100
115	Series 2005-51, Class MO, PO, 06/25/35	104
2,474	Series 2005-53, Class CS, IF, IO, 6.534%, 06/25/35	527
294	Series 2005-65, Class KO, PO, 08/25/35	268
2,094	Series 2005-72, Class WS, IF, IO, 6.584%, 08/25/35	282
695	Series 2005-84, Class XM, 5.750%, 10/25/35	765
1,025	Series 2005-87, Class PE, 5.000%, 12/25/33	1,049
239	Series 2005-90, Class ES, IF, 16.460%, 10/25/35	311
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,203
259	Series 2005-106, Class US, HB, IF, 23.958%, 11/25/35	411
207	Series 2005-116, Class PB, 6.000%, 04/25/34	219
1,278	Series 2006-9, Class KZ, 6.000%, 03/25/36	1,396
1,143	Series 2006-20, Class IB, IF, IO, 6.424%, 04/25/36	175
466	Series 2006-22, Class AO, PO, 04/25/36	433
385	Series 2006-27, Class OH, PO, 04/25/36	373
379	Series 2006-59, Class QO, PO, 01/25/33	376
375	Series 2006-61, Class AP, 6.000%, 08/25/35	400
1,462	Series 2006-77, Class PC, 6.500%, 08/25/36	1,653
645	Series 2006-110, Class PO, PO, 11/25/36	598
1,218	Series 2006-114, Class HD, 5.500%, 10/25/35	1,266
429	Series 2006-128, Class PO, PO, 01/25/37	399
617	Series 2007-10, Class Z, 6.000%, 02/25/37	688
810	Series 2007-22, Class SC, IF, IO, 5.914%, 03/25/37	125
15,507	Series 2007-54, Class IB, IF, IO, 6.244%, 06/25/37	2,172
292	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	45
868	Series 2007-71, Class GZ, 6.000%, 07/25/47	990
159	Series 2007-100, Class ND, 5.750%, 10/25/35	165
7,462	Series 2007-109, Class YI, IF, IO, 6.284%, 12/25/37	1,429
1,165	Series 2008-24, Class VB, 5.000%, 09/25/25	1,206
3,322	Series 2008-62, Class SM, IF, IO, 6.034%, 07/25/38	494
793	Series 2008-68, Class VK, 5.500%, 03/25/27	814
187	Series 2008-68, Class VN, 5.500%, 03/25/27	188
4,675	Series 2008-91, Class SI, IF, IO, 5.834%, 03/25/38	581
789	Series 2008-93, Class AM, 5.500%, 06/25/37	863
483	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	35
527	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	46
1,325	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	101
1,024	Series 2009-29, Class LA, VAR, 2.395%, 05/25/39	927
1,310	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	226
3,791	Series 2009-89, Class A1, 5.410%, 05/25/35	4,023
1,229	Series 2009-108, Class VN, 5.000%, 09/25/39	1,271
2,619	Series 2009-112, Class ST, IF, IO, 6.084%, 01/25/40	388
1,722	Series 2009-112, Class SW, IF, IO, 6.084%, 01/25/40	255
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,515
1,432	Series 2010-19, Class VA, 5.000%, 02/25/21	1,456
3,689	Series 2010-35, Class SB, IF, IO, 6.254%, 04/25/40	526
712	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	59
985	Series 2010-49, Class SC, IF, 12.328%, 03/25/40	1,187

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,977	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	644
1,163	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,295
889	Series 2010-111, Class AE, 5.500%, 04/25/38	958
1,256	Series 2011-19, Class ZY, 6.500%, 07/25/36	1,412
1,324	Series 2011-22, Class MA, 6.500%, 04/25/38	1,503
8,105	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	1,189
466	Series 2012-132, Class US, IF, 11.824%, 12/25/42	475
12,942	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	2,106
23,394	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	2,525
23	Series G-29, Class O, 8.500%, 09/25/21	26
11	Series G92-30, Class Z, 7.000%, 06/25/22	12
24	Series G92-62, Class B, PO, 10/25/22	23
	Federal National Mortgage Association REMIC Trust,
687	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	797
7,434	Series 2002-W10, Class IO, IO, VAR, 0.954%, 08/25/42	168
13,321	Series 2002-W7, Class IO1, IO, VAR, 0.928%, 06/25/29	396
286	Series 2003-W4, Class 2A, VAR, 6.412%, 10/25/42	303
28,217	Series 2004-W11, Class 1IO1, IO, VAR, 0.356%, 05/25/44	306
1,005	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,100
6,285	Series 2009-W1, Class A, 6.000%, 12/25/49	7,214
	Federal National Mortgage Association STRIPS,
2,484	Series 203, Class 2, IO, 8.000%, 02/01/23	553
404	Series 266, Class 2, IO, 7.500%, 08/01/24	84
2,292	Series 313, Class 1, PO, 06/01/31	2,068
604	Series 348, Class 30, IO, 5.500%, 12/01/18	54
577	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	52
514	Series 356, Class 42, IO, 5.500%, 12/01/19	53
851	Series 380, Class S36, IF, IO, 7.734%, 07/25/37	139
533	Series 383, Class 68, IO, 6.500%, 09/01/37	104
778	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	155
268	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	55
	Federal National Mortgage Association Trust,
27	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	30
365	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	400
762	Series 2004-W2, Class 1A, 6.000%, 02/25/44	846
23	Series 2004-W2, Class 1A3F, VAR, 0.516%, 02/25/44	23
214	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	251
531	Series 2004-W8, Class 3A, 7.500%, 06/25/44	627
884	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,007
864	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	978
	Government National Mortgage Association,
114	Series 1997-7, Class ZA, 9.000%, 05/16/27	134
25	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	26
368	Series 1999-44, Class ZG, 8.000%, 12/20/29	443
232	Series 2000-9, Class Z, 8.000%, 06/20/30	283
1,885	Series 2002-4, Class TD, 7.000%, 01/20/32	2,146
1,250	Series 2002-13, Class QA, IF, IO, 7.882%, 02/16/32	267
674	Series 2002-45, Class QE, 6.500%, 06/20/32	780
38	Series 2002-47, Class HM, 6.000%, 07/16/32	42
3,854	Series 2002-68, Class SC, IF, IO, 5.533%, 10/16/32	652
1,805	Series 2002-84, Class PH, 6.000%, 11/16/32	2,040
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,332
203	Series 2003-52, Class SB, IF, 11.257%, 06/16/33	246

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
766	Series 2003-79, Class PV, 5.500%, 10/20/23	825
3,392	Series 2003-101, Class SK, IF, IO, 6.392%, 10/17/33	610
240	Series 2004-2, Class SA, IF, 19.917%, 01/16/34	371
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,202
4,137	Series 2004-59, Class SG, IF, IO, 6.332%, 07/20/34	628
36	Series 2004-73, Class AE, IF, 14.510%, 08/17/34	46
2,021	Series 2004-86, Class SP, IF, IO, 5.932%, 09/20/34	313
1,411	Series 2004-90, Class SI, IF, IO, 5.932%, 10/20/34	217
2,874	Series 2004-105, Class SN, IF, IO, 5.932%, 12/20/34	432
356	Series 2005-48, Class CS, IF, IO, 6.132%, 04/20/33	5
237	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	40
3,475	Series 2006-23, Class S, IF, IO, 6.332%, 01/20/36	451
2,816	Series 2006-26, Class S, IF, IO, 6.332%, 06/20/36	484
606	Series 2006-33, Class PK, 6.000%, 07/20/36	685
241	Series 2006-59, Class PC, 5.500%, 04/20/35	247
3,920	Series 2007-7, Class EI, IF, IO, 6.032%, 02/20/37	538
1,903	Series 2007-9, Class CI, IF, IO, 6.032%, 03/20/37	265
2,920	Series 2007-16, Class KU, IF, IO, 6.482%, 04/20/37	548
234	Series 2007-17, Class JO, PO, 04/16/37	208
1,122	Series 2007-22, Class PK, 5.500%, 04/20/37	1,259
3,636	Series 2007-24, Class SA, IF, IO, 6.342%, 05/20/37	623
1,007	Series 2007-26, Class SC, IF, IO, 6.032%, 05/20/37	139
1,830	Series 2007-35, Class TE, 6.000%, 06/20/37	2,085
779	Series 2007-67, Class SI, IF, IO, 6.342%, 11/20/37	132
185	Series 2008-29, Class PO, PO, 02/17/33	181
226	Series 2008-34, Class OC, PO, 06/20/37	145
1,273	Series 2008-40, Class PS, IF, IO, 6.333%, 05/16/38	194
2,297	Series 2008-40, Class SA, IF, IO, 6.233%, 05/16/38	410
198	Series 2008-43, Class NA, 5.500%, 11/20/37	212
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,852
5,894	Series 2008-50, Class SA, IF, IO, 6.062%, 06/20/38	828
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,742
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	358
3,596	Series 2009-16, Class SJ, IF, IO, 6.632%, 05/20/37	651
1,703	Series 2009-72, Class SM, IF, IO, 6.082%, 08/16/39	268
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	84
2,494	Series 2009-77, Class CS, IF, IO, 6.833%, 06/16/38	363
592	Series 2009-79, Class OK, PO, 11/16/37	539
516	Series 2009-81, Class A, 5.750%, 09/20/36	578
1,004	Series 2009-83, Class TS, IF, IO, 5.932%, 08/20/39	128
1,826	Series 2009-106, Class XL, IF, IO, 6.582%, 06/20/37	286
2,688	Series 2010-4, Class SB, IF, IO, 6.333%, 08/16/39	322
206	Series 2010-14, Class DO, PO, 03/20/36	202
363	Series 2010-14, Class QP, 6.000%, 12/20/39	387
868	Series 2010-31, Class SK, IF, IO, 5.932%, 11/20/34	134
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,972
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,631
1,296	Series 2010-157, Class OP, PO, 12/20/40	1,091
5,080	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,993
281	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	287
	Vendee Mortgage Trust,
873	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,021
2,262	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,614

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
311	Series 1999-1, Class 2Z, 6.500%, 01/15/29	357

		259,473

	Non-Agency CMO — 6.6%
334	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	340
227	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.396%, 09/25/35	211
1,818	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,797
	Alternative Loan Trust,
191	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	202
66	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	66
100	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	101
1,621	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,654
72	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	73
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	742
4,232	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,857
1,365	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,178
113	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	113
39	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	1
352	Series 2006-26CB, Class A9, 6.500%, 09/25/36	277
87	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	88
	American General Mortgage Loan Trust,
814	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	845
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,045
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	787
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	312
66	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 4.934%, 05/24/36 (e)	67
	Banc of America Alternative Loan Trust,
439	Series 2003-11, Class 2A1, 6.000%, 01/25/34	459
680	Series 2004-1, Class 1A1, 6.000%, 02/25/34	709
376	Series 2004-6, Class 4A1, 5.000%, 07/25/19	383
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,367
232	Series 2005-7, Class 30PO, PO, 11/25/35	182
1,298	Series 2005-E, Class 4A1, VAR, 2.670%, 03/20/35	1,304
	Banc of America Mortgage Trust,
868	Series 2003-3, Class 1A7, 5.500%, 05/25/33	893
395	Series 2003-4, Class 1B1, 5.500%, 06/25/33	372
152	Series 2003-7, Class A2, 4.750%, 09/25/18	157
127	Series 2004-2, Class 2A4, 5.500%, 03/25/34	122
674	Series 2004-3, Class 2A1, 5.500%, 04/25/34	686
422	Series 2004-5, Class 3A3, 5.000%, 06/25/19	435
148	Series 2004-5, Class 4A1, 4.750%, 06/25/19	150
138	Series 2004-7, Class 2A2, 5.750%, 08/25/34	138
108	Series 2004-8, Class XPO, PO, 10/25/34	94
1	Series 2004-11, Class 15PO, PO, 01/25/20	1
515	Series 2004-F, Class 1A1, VAR, 2.623%, 07/25/34	516
87	Series 2005-1, Class 15PO, PO, 02/25/20	77
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	460
518	Series 2005-1, Class 2A1, 5.000%, 02/25/20	535
255	Series 2005-8, Class A4, 5.500%, 09/25/35	254
70	Series 2005-10, Class 15PO, PO, 11/25/20	62
93	Series 2005-11, Class 15PO, PO, 12/25/20	85
	BCAP LLC Trust,
218	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	224

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
157	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	158
964	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	1,005
705	Series 2010-RR7, Class 16A1, VAR, 0.843%, 02/26/47 (e)	686
511	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	523
1,502	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,515
177	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.472%, 10/25/33	174
5	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.385%, 03/25/31	6
1,489	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	1,473
	Chase Mortgage Finance Trust,
239	Series 2003-S13, Class A2, 5.000%, 11/25/33	250
464	Series 2004-S1, Class M, VAR, 5.099%, 02/25/19	437
3,567	Series 2007-A2, Class 2A1, VAR, 2.700%, 07/25/37	3,562
	CHL Mortgage Pass-Through Trust,
145	Series 2002-22, Class A20, 6.250%, 10/25/32	152
326	Series 2003-40, Class A3, 4.500%, 10/25/18	333
389	Series 2003-50, Class A1, 5.000%, 11/25/18	400
86	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	84
581	Series 2004-3, Class A25, 5.750%, 04/25/34	575
1,116	Series 2004-4, Class A13, 5.250%, 05/25/34	1,129
782	Series 2004-5, Class 2A9, 5.250%, 05/25/34	803
767	Series 2004-8, Class 2A1, 4.500%, 06/25/19	792
507	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	517
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,132
929	Series 2005-22, Class 2A1, VAR, 2.588%, 11/25/35	758
231	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	241
	Citigroup Mortgage Loan Trust, Inc.,
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,360
701	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	707
645	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	664
25	Series 2003-UST1, Class PO3, PO, 12/25/18	23
205	Series 2004-HYB4, Class AA, VAR, 0.496%, 12/25/34	183
464	Series 2004-UST1, Class A3, VAR, 2.288%, 08/25/34	464
1,457	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	1,420
	Credit Suisse First Boston Mortgage Securities Corp.,
214	Series 2003-29, Class 8A1, 6.000%, 11/25/18	222
2,012	Series 2004-4, Class 5A4, IF, IO, 7.384%, 08/25/34	267
743	Series 2005-1, Class 1A16, 5.500%, 02/25/35	751
168	Series 2005-7, Class 5A1, 4.750%, 08/25/20	169
384	Series 2005-10, Class 10A4, 6.000%, 11/25/35	260
874	Series 2005-10, Class 6A13, 5.500%, 11/25/35	775
390	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	400
	CSMC,
4,423	Series 2010-11R, Class A6, VAR, 1.179%, 06/28/47 (e)	4,226
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	994
381	Series 2011-7R, Class A1, VAR, 1.414%, 08/28/47 (e)	380
1,500	CSMC Trust, Series 2010-16, Class A3, VAR, 3.816%, 06/25/50 (e)	1,486
94	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	62
529	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	535
682	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	682
1,024	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.193%, 09/25/34	1,013

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	First Horizon Mortgage Pass-Through Trust,
53	Series 2003-8, Class 1A43, PO, 10/25/33	49
819	Series 2004-AR6, Class 2A1, VAR, 2.601%, 12/25/34	806
322	Series 2004-AR7, Class 2A2, VAR, 2.560%, 02/25/35	323
	GMACM Mortgage Loan Trust,
707	Series 2003-J10, Class A1, 4.750%, 01/25/19	703
322	Series 2004-J5, Class A7, 6.500%, 01/25/35	343
498	Series 2005-AR3, Class 3A4, VAR, 3.302%, 06/19/35	478
	GSR Mortgage Loan Trust,
368	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	373
571	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	604
462	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	495
459	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	480
124	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	124
144	Series 2005-5F, Class 8A1, VAR, 0.666%, 06/25/35	136
84	Series 2005-5F, Class 8A3, VAR, 0.666%, 06/25/35	79
568	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	551
4,547	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,439
	Impac CMB Trust,
1,266	Series 2004-10, Class 3A1, VAR, 0.866%, 03/25/35	1,182
780	Series 2004-10, Class 3A2, VAR, 0.966%, 03/25/35	567
19	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	20
	JP Morgan Mortgage Trust,
1,235	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,282
1,009	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	998
721	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	732
1,006	Series 2006-A2, Class 4A1, VAR, 2.734%, 08/25/34	1,004
780	Series 2006-A2, Class 5A3, VAR, 2.551%, 11/25/33	785
254	Series 2007-A1, Class 5A2, VAR, 2.809%, 07/25/35	254
373	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	372
240	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.644%, 04/21/34	245
	MASTR Alternative Loan Trust,
305	Series 2003-7, Class 4A3, 8.000%, 11/25/18	321
189	Series 2003-8, Class 3A1, 5.500%, 12/25/33	198
448	Series 2003-9, Class 5A1, 4.500%, 12/25/18	460
890	Series 2004-6, Class 6A1, 6.500%, 07/25/34	891
834	Series 2004-6, Class 7A1, 6.000%, 07/25/34	856
126	Series 2004-7, Class 30PO, PO, 08/25/34	97
80	Series 2004-7, Class 3A1, 6.500%, 08/25/34	82
527	Series 2004-8, Class 6A1, 5.500%, 09/25/19	549
640	Series 2004-10, Class 1A1, 4.500%, 09/25/19	654
216	Series 2004-11, Class 8A3, 5.500%, 10/25/19	220
37	Series 2005-1, Class 5A1, 5.500%, 01/25/20	38
	MASTR Asset Securitization Trust,
40	Series 2003-6, Class 8A1, 5.500%, 07/25/33	42
184	Series 2003-10, Class 3A1, 5.500%, 11/25/33	195
66	Series 2003-11, Class 10A1, 5.000%, 12/25/18	68
107	Series 2003-11, Class 3A1, 4.500%, 12/25/18	110
45	Series 2004-6, Class 15PO, PO, 07/25/19	42
378	Series 2004-6, Class 3A1, 5.250%, 07/25/19	387
163	Series 2004-6, Class 4A1, 5.000%, 07/25/19	169
50	Series 2004-8, Class PO, PO, 08/25/19	46
124	Series 2004-10, Class 1A1, 4.500%, 10/25/19	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
792	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	835
274	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	219
	Merrill Lynch Mortgage Investors Trust,
786	Series 2004-C, Class A2, VAR, 0.973%, 07/25/29	776
605	Series 2004-D, Class A3, VAR, 2.133%, 09/25/29	597
	Morgan Stanley Mortgage Loan Trust,
912	Series 2004-3, Class 4A, VAR, 5.700%, 04/25/34	949
428	Series 2004-7AR, Class 2A6, VAR, 2.472%, 09/25/34	420
348	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.486%, 02/25/35	331
268	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	274
853	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.617%, 02/25/35	848
	PaineWebber CMO Trust,
3	Series H, Class 4, 8.750%, 04/01/18	3
2	Series L, Class 4, 8.950%, 07/01/18	2
1,199	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,242
450	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	474
	RALI Trust,
434	Series 2003-QS14, Class A1, 5.000%, 07/25/18	443
1,657	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,759
813	Series 2004-QS3, Class CB, 5.000%, 03/25/19	840
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,557
	Residential Asset Securitization Trust,
655	Series 2003-A8, Class A1, 3.750%, 10/25/18	665
306	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	248
	RFMSI Trust,
266	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	275
411	Series 2005-SA4, Class 1A1, VAR, 2.848%, 09/25/35	340
3,071	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	2,825
113	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	116
1,081	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	1,102
59	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	60
1,349	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 0.765%, 09/20/34	1,327
	Springleaf Mortgage Loan Trust,
1,500	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,629
411	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	420
2,371	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	2,417
10,000	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	9,987
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,939
610	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	609
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,265
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,226
2,672	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,641
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,071
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,049
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	4,973
	Structured Adjustable Rate Mortgage Loan Trust,
541	Series 2004-14, Class 1A, VAR, 2.481%, 10/25/34	532
404	Series 2005-5, Class A1, VAR, 0.396%, 05/25/35	396
188	Series 2005-5, Class A2, VAR, 0.396%, 05/25/35	184
	Structured Asset Securities Corp.,
2,228	Series 2003-37A, Class 1A, VAR, 2.667%, 12/25/33	2,201
378	Series 2003-37A, Class 2A, VAR, 3.787%, 12/25/33	375
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
4,549	Series 2003-26A, Class 3A5, VAR, 2.450%, 09/25/33	4,460

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	WaMu Mortgage Pass-Through Certificates,
433	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	442
324	Series 2004-7, Class 2A1, VAR, 5.483%, 05/25/24	336
606	Vericrest Opportunity Loan Transferee, Series 2013-NPL4, Class A1, SUB, 4.000%, 11/25/53	606
103	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	105
602	Series 2003-AR8, Class A, VAR, 2.425%, 08/25/33	604
402	Series 2003-AR9, Class 1A6, VAR, 2.427%, 09/25/33	405
11	Series 2003-S4, Class 3A, 5.500%, 06/25/33	11
175	Series 2004-AR3, Class A1, VAR, 2.451%, 06/25/34	176
1,613	Series 2004-AR3, Class A2, VAR, 2.451%, 06/25/34	1,622
369	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	383
368	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	386
1,629	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,698
147	Series 2005-AR2, Class 2A21, VAR, 0.496%, 01/25/45	136
1,470	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,360
1,076	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,134
676	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	680
	Wells Fargo Mortgage-Backed Securities Trust,
380	Series 2003-17, Class 2A9, PO, 01/25/34	318
141	Series 2003-18, Class A1, 5.500%, 12/25/33	144
664	Series 2003-D, Class A1, VAR, 2.513%, 02/25/33	653
258	Series 2003-F, Class A1, VAR, 2.490%, 06/25/33	257
312	Series 2003-M, Class A1, VAR, 2.658%, 12/25/33	315
191	Series 2004-B, Class A1, VAR, 4.646%, 02/25/34	191
273	Series 2004-DD, Class 2A8, VAR, 2.615%, 01/25/35	242
252	Series 2004-EE, Class 3A1, VAR, 2.711%, 12/25/34	253
348	Series 2004-EE, Class 3A2, VAR, 2.711%, 12/25/34	350
774	Series 2004-K, Class 1A2, VAR, 2.615%, 07/25/34	774
82	Series 2004-Q, Class 1A3, VAR, 2.624%, 09/25/34	83
296	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	286
939	Series 2004-U, Class A1, VAR, 2.673%, 10/25/34	940
217	Series 2005-1, Class 1A1, 4.750%, 01/25/20	224
508	Series 2005-1, Class B1, VAR, 4.940%, 01/25/20	488
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,147
219	Series 2005-13, Class A1, 5.000%, 11/25/20	225
1,065	Series 2005-AR16, Class 2A1, VAR, 2.672%, 02/25/34	1,074

		164,096

	Total Collateralized Mortgage Obligations (Cost $411,311)	423,569

Commercial Mortgage-Backed Securities — 8.7%
	A10 Securitization LLC,
1,062	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,070
2,561	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,559
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	2,994
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,000
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,844
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	523
3,175	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,467
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,097
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,898

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
4,000	Series 2007-2, Class AM, VAR, 5.803%, 04/10/49	4,469
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.466%, 11/10/42	1,822
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,102
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,042
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,117
576	Series 2005-6, Class ASB, VAR, 5.357%, 09/10/47	578
500	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.683%, 06/24/50 (e)	550
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,890
	Bear Stearns Commercial Mortgage Securities Trust,
989	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,003
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	666
2,570	Series 2006-PW11, Class A4, VAR, 5.611%, 03/11/39	2,782
75	Series 2006-PW12, Class A4, VAR, 5.899%, 09/11/38	82
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	275
4,000	Series 2007-PW16, Class AM, VAR, 5.898%, 06/11/40	4,490
5,700	Series 2007-PW17, Class AMFL, VAR, 0.867%, 06/11/50 (e)	5,507
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.392%, 07/15/44	8,133
500	Series 2005-CD1, Class AM, VAR, 5.392%, 07/15/44	537
85,140	Series 2007-CD4, Class XC, IO, VAR, 0.234%, 12/11/49 (e)	820
	COBALT CMBS Commercial Mortgage Trust,
3,680	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,996
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,617
	COMM Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,618
2,015	Series 2012-CR2, Class XA, IO, VAR, 2.106%, 08/15/45	228
	Commercial Mortgage Trust,
2,330	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,417
7,402	Series 2006-GG7, Class AM, VAR, 6.018%, 07/10/38	8,122
	Credit Suisse Commercial Mortgage Trust,
1,500	Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	1,622
127,607	Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	469
	Credit Suisse First Boston Mortgage Securities Corp.,
2,466	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	2,563
2,480	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	2,483
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,416
1,286	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	1,286
20,054	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.605%, 07/10/44 (e)	1,171
2,442	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,464
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,592
22,983	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.219%, 05/15/35	733
645	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	680
1,919	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,946
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,335
465	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	503
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	872
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,500	Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	2,625
172,462	Series 2005-CB11, Class X1, IO, VAR, 0.250%, 08/12/37 (e)	325
2,000	Series 2005-CB13, Class A4, VAR, 5.418%, 01/12/43	2,132

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	210
259,258	Series 2005-LDP5, Class X1, IO, VAR, 0.139%, 12/15/44 (e)	509
80,655	Series 2006-CB15, Class X1, IO, VAR, 0.435%, 06/12/43	493
1,285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,400
595	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	647
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	1,002
1,160	Series 2006-LDP7, Class A4, VAR, 6.056%, 04/15/45	1,273
21,202	Series 2006-LDP8, Class X, IO, VAR, 0.733%, 05/15/45	290
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,030
10,974	Series 2010-C2, Class XA, IO, VAR, 2.110%, 11/15/43 (e)	835
	LB-UBS Commercial Mortgage Trust,
439	Series 2004-C2, Class A4, 4.367%, 03/15/36	441
1,000	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	1,045
5,000	Series 2005-C2, Class AJ, VAR, 5.205%, 04/15/30	5,192
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	434
1,060	Series 2006-C4, Class A4, VAR, 6.055%, 06/15/38	1,164
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	615
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,321
4,644	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,156
3,735	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	4,108
2,920	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,271
	Merrill Lynch Mortgage Trust,
555	Series 2005-CKI1, Class A6, VAR, 5.456%, 11/12/37	589
1,425	Series 2005-CKI1, Class AM, VAR, 5.456%, 11/12/37	1,532
1,653	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,769
1,750	Series 2005-LC1, Class AJ, VAR, 5.548%, 01/12/44	1,882
2,000	Series 2005-LC1, Class AM, VAR, 5.489%, 01/12/44	2,140
1,755	Series 2006-C1, Class A4, VAR, 5.866%, 05/12/39	1,917
	ML-CFC Commercial Mortgage Trust,
1,721	Series 2006-1, Class A4, VAR, 5.653%, 02/12/39	1,850
250	Series 2006-4, Class A3, 5.172%, 12/12/49	273
109,240	Series 2006-4, Class XC, IO, VAR, 0.246%, 12/12/49 (e)	1,272
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	12,457
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,929
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,205
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	691
1,575	Series 2006-T23, Class AM, VAR, 5.986%, 08/12/41	1,727
78,714	Series 2007-HQ11, Class X, IO, VAR, 0.398%, 02/12/44 (e)	411
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	750
	Morgan Stanley Re-REMIC Trust,
2,369	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	2,391
112	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	113
3,592	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	3,592
1,286	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,295
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,238
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.170%, 08/25/29 (e)	2,780
1,639	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.367%, 08/25/29 (e)	1,639
2,413	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,420
672	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.570%, 08/15/39	692
9,189	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.522%, 05/10/45 (e)	1,218
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,117
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,566

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
17,620	Series 2012-C2, Class XA, IO, VAR, 1.955%, 05/10/63 (e)	1,603
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,014
	Wachovia Bank Commercial Mortgage Trust,
883	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	888
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	201
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	177
250	Series 2006-C25, Class A4, VAR, 5.909%, 05/15/43	271
3,097	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	3,347
86,841	Series 2007-C30, Class XC, IO, VAR, 0.249%, 12/15/43 (e)	1,220
1,396	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,393
2,500	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,668

	Total Commercial Mortgage-Backed Securities (Cost $216,146)	217,205

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
101	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
342	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	839

	Total Convertible Bonds (Cost $443)	839

Corporate Bonds — 35.5%
	Consumer Discretionary — 3.4%
	Auto Components — 0.1%
47	Dana Holding Corp., 6.750%, 02/15/21	51
890	Johnson Controls, Inc., 5.700%, 03/01/41	939
640	Lear Corp., 8.125%, 03/15/20	707

		1,697

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,721	1.300%, 07/31/15 (e)	1,732
560	8.500%, 01/18/31	808
400	Ford Motor Co., 9.215%, 09/15/21	518
150	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	149
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (d) (i)	—	(h)
385	6.250%, 07/15/33 (d) (i)	—	(h)
21	7.250%, 04/15/41 (d) (i)	—	(h)
1	7.250%, 07/15/41 (d) (i)	—	(h)
42	7.250%, 02/15/52 (d) (i)	—	(h)
55	7.375%, 05/15/48 (d) (i)	—	(h)
1	7.375%, 10/01/51 (d) (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		3,207

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	439
462	LKQ Corp., 4.750%, 05/15/23 (e)	434

		873

	Diversified Consumer Services — 0.1%
	Service Corp. International,
963	7.625%, 10/01/18	1,110
1,420	8.000%, 11/15/21	1,628
615	Stewart Enterprises, Inc., 6.500%, 04/15/19	652

		3,390

	Hotels, Restaurants & Leisure — 0.5%
595	Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20	579
480	Choice Hotels International, Inc., 5.750%, 07/01/22	503
2,363	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	1,453
815	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20 (e)	813
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	439
925	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	895
	MGM Resorts International,
675	10.000%, 11/01/16	812
825	11.375%, 03/01/18	1,054
160	Penn National Gaming, Inc., 5.875%, 11/01/21 (e)	157
225	Real Mex Restaurants, Inc., 11.000%, 03/15/14 (i)	225
615	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	707
700	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	753

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	857
450	Speedway Motorsports, Inc., 6.750%, 02/01/19	478
1,560	Vail Resorts, Inc., 6.500%, 05/01/19	1,654
400	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	441

		11,820

	Household Durables — 0.3%
297	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	296
	D.R. Horton, Inc.,
1,000	4.375%, 09/15/22	935
570	5.625%, 01/15/16	611
330	K. Hovnanian Enterprises, Inc., 7.250%, 10/15/20 (e)	349
	Lennar Corp.,
160	4.750%, 12/15/17	166
900	6.950%, 06/01/18	1,004
315	Series B, 12.250%, 06/01/17	406
180	M/I Homes, Inc., 8.625%, 11/15/18	194
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	444
577	PulteGroup, Inc., 7.875%, 06/15/32	594
	Standard Pacific Corp.,
635	8.375%, 05/15/18	740
166	10.750%, 09/15/16	201
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
430	5.250%, 04/15/21 (e)	415
110	7.750%, 04/15/20 (e)	120
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	390
379	5.875%, 02/15/22	395

		7,260

	Internet & Catalog Retail — 0.2%
429	Netflix, Inc., 5.375%, 02/01/21 (e)	437
	QVC, Inc.,
1,351	4.375%, 03/15/23	1,285
170	5.125%, 07/02/22	169
75	7.375%, 10/15/20 (e)	81
3,012	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,575

		4,547

	Media — 1.7%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	677
800	7.750%, 01/20/24	950
200	7.850%, 03/01/39	254
147	8.875%, 04/26/23	190
2,004	Adelphia Communications Corp., 9.375%, 11/15/09	15
	Cablevision Systems Corp.,
710	5.875%, 09/15/22	687
1,610	8.000%, 04/15/20	1,795
	CBS Corp.,
200	7.875%, 07/30/30	246
160	8.875%, 05/15/19	205
1,015	Cenveo Corp., 8.875%, 02/01/18	1,028
175	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	166
	Clear Channel Communications, Inc.,
340	9.000%, 12/15/19	347
1,500	9.000%, 03/01/21	1,515
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	223
584	Series B, 6.500%, 11/15/22	604
533	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	518
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	336
	Comcast Corp.,
850	5.900%, 03/15/16	946
240	6.300%, 11/15/17	282
435	6.500%, 11/15/35	501
177	6.550%, 07/01/39	209
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	553
580	6.000%, 08/15/40	564
281	Discovery Communications LLC, 4.950%, 05/15/42	262
	DISH DBS Corp.,
433	4.625%, 07/15/17	451
555	5.000%, 03/15/23	529
958	5.125%, 05/01/20	965
1,420	5.875%, 07/15/22	1,438
1,995	6.750%, 06/01/21	2,150
1,475	7.875%, 09/01/19	1,707
	Gannett Co., Inc.,
434	5.125%, 07/15/20 (e)	443

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
450	6.375%, 10/15/23 (e)	469
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,347
508	Lamar Media Corp., 5.000%, 05/01/23	485
470	Liberty Interactive LLC, 8.250%, 02/01/30	499
2,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	2,220
672	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	732
810	NBCUniversal Media LLC, 5.950%, 04/01/41	882
1,155	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	1,123
2,091	Radio One, Inc., 12.500%, 05/24/16	2,107
	Sirius XM Holdings, Inc.,
1,430	5.250%, 08/15/22 (e)	1,448
565	5.875%, 10/01/20 (e)	583
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,035
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	1,976
280	4.700%, 10/15/19	307
200	6.500%, 07/15/18	235
335	Time Warner Cable, Inc., 7.300%, 07/01/38	331
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	480
1,445	8.375%, 07/15/33	1,571
182	Time Warner, Inc., 5.375%, 10/15/41	181
436	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	425
500	Univision Communications, Inc., 7.875%, 11/01/20 (e)	556
70	Viacom, Inc., 4.375%, 03/15/43	58
500	Walt Disney Co. (The), 5.875%, 12/15/17	583
	WMG Acquisition Corp.,
941	6.000%, 01/15/21 (e)	981
50	11.500%, 10/01/18	58

		41,428

	Multiline Retail — 0.0% (g)
104	Target Corp., 7.000%, 01/15/38	133

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	238
1,374	Claire’s Stores, Inc., 8.875%, 03/15/19	1,501
240	CST Brands, Inc., 5.000%, 05/01/23 (e)	231
	L Brands, Inc.,
400	5.625%, 02/15/22	412
400	5.625%, 10/15/23	408
1,600	8.500%, 06/15/19	1,924
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	120
951	Series B, 7.110%, 05/15/37	1,178
660	Neebo, Inc., 15.000%, 06/30/16 (e)	689
	Sally Holdings LLC/Sally Capital, Inc.,
246	5.500%, 11/01/23	245
1,571	5.750%, 06/01/22	1,630
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	945

		9,521

	Textiles, Apparel & Luxury Goods — 0.0% (g)
1,329	PVH Corp., 4.500%, 12/15/22	1,249

	Total Consumer Discretionary	85,125

	Consumer Staples — 2.0%
	Beverages — 0.6%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	374
550	5.750%, 04/01/36	616
280	7.550%, 10/01/30	372
4,900	Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	4,911
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	509
275	7.750%, 01/15/19	347
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,029
	Constellation Brands, Inc.,
108	3.750%, 05/01/21	102
216	4.250%, 05/01/23	203
440	6.000%, 05/01/22	470
1,340	7.250%, 09/01/16	1,526
375	7.250%, 05/15/17	434
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	625
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,321
365	8.000%, 09/15/22	478
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	671
	PepsiCo, Inc.,
1,235	1.250%, 08/13/17	1,229
572	3.000%, 08/25/21	563
70	7.900%, 11/01/18	89

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Beverages — Continued
70	Pernod Ricard S.A., (France), 5.750%, 04/07/21 (e)	78

		15,947

	Food & Staples Retailing — 0.6%
	CVS Caremark Corp.,
110	5.750%, 06/01/17	126
555	6.125%, 09/15/39	630
1,125	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	1,091
	Kroger Co. (The),
215	6.400%, 08/15/17	247
1,162	7.500%, 04/01/31	1,419
300	Series B, 7.700%, 06/01/29	369
	New Albertsons, Inc.,
2,908	7.450%, 08/01/29	2,406
2,254	8.000%, 05/01/31	1,877
500	8.700%, 05/01/30	435
1,500	Rite Aid Corp., 8.000%, 08/15/20	1,680
182	Walgreen Co., 1.800%, 09/15/17	183
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	1,008
300	2.550%, 04/11/23	278
1,500	3.625%, 07/08/20	1,589
160	5.250%, 09/01/35	172
1,000	6.200%, 04/15/38	1,195
260	7.550%, 02/15/30	348

		15,053

	Food Products — 0.6%
370	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	404
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	816
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	164
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	354
800	3.300%, 03/01/22 (e)	780
200	6.000%, 11/27/17 (e)	231
360	6.625%, 09/15/37 (e)	434
1,000	7.350%, 03/06/19 (e)	1,233
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	332
135	7.000%, 04/15/19	163
245	ESAL GmbH, (Austria), 6.250%, 02/05/23 (e)	222
2,735	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	2,632
	JBS USA LLC/JBS USA Finance, Inc.,
276	7.250%, 06/01/21 (e)	286
425	7.250%, 06/01/21 (e)	442
930	8.250%, 02/01/20 (e)	1,005
737	Kellogg Co., 3.125%, 05/17/22	711
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	420
488	5.000%, 06/04/42	477
599	6.125%, 08/23/18	707
575	6.875%, 01/26/39	694
	Mondelez International, Inc.,
211	6.125%, 02/01/18	248
335	6.500%, 08/11/17	395
500	Smithfield Foods, Inc., 7.750%, 07/01/17	583
	Sun Merger Sub, Inc.,
941	5.250%, 08/01/18 (e)	983
167	5.875%, 08/01/21 (e)	173

		14,889

	Household Products — 0.2%
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	554
1,000	6.125%, 08/01/17	1,165
671	Procter & Gamble - ESOP, 9.360%, 01/01/21	850
1,625	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	1,804

		4,373

	Total Consumer Staples	50,262

	Energy — 4.4%
	Energy Equipment & Services — 0.7%
303	Baker Hughes, Inc., 5.125%, 09/15/40	320
322	Cameron International Corp., 1.600%, 04/30/15	324
	Diamond Offshore Drilling, Inc.,
750	3.450%, 11/01/23	738
70	5.875%, 05/01/19	82
	Halliburton Co.,
250	7.450%, 09/15/39	333
275	7.600%, 08/15/96 (e)	375
700	8.750%, 02/15/21	919
662	Key Energy Services, Inc., 6.750%, 03/01/21	677
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	445
100	2.600%, 12/01/22	93
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	97
	Oil States International, Inc.,
795	5.125%, 01/15/23	892

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
1,000	6.500%, 06/01/19	1,064
650	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	696
	Precision Drilling Corp., (Canada),
1,097	6.500%, 12/15/21	1,171
360	6.625%, 11/15/20	384
1,210	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	1,214
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	683
200	Sea Trucks Group, (Nigeria), Reg. S., 9.000%, 03/26/18 (e)	191
	Seadrill Ltd., (Bermuda),
200	5.625%, 09/15/17 (e)	206
500	6.125%, 09/15/20 (e)	500
700	6.500%, 10/05/15	733
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,390
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	669
1,270	Unit Corp., 6.625%, 05/15/21	1,334

		16,530

	Oil, Gas & Consumable Fuels — 3.7%
	Access Midstream Partners LP/ACMP Finance Corp.,
829	4.875%, 05/15/23	812
290	5.875%, 04/15/21	310
3,000	6.125%, 07/15/22	3,218
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	205
278	Anadarko Holding Co., 7.150%, 05/15/28	333
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	428
125	7.625%, 03/15/14	127
100	7.950%, 06/15/39	136
225	8.700%, 03/15/19	294
250	ANR Pipeline Co., 9.625%, 11/01/21	347
	Antero Resources Finance Corp.,
180	5.375%, 11/01/21 (e)	182
450	6.000%, 12/01/20	471
	Apache Corp.,
346	2.625%, 01/15/23	321
775	6.900%, 09/15/18	952
	Bill Barrett Corp.,
450	7.000%, 10/15/22	460
250	7.625%, 10/01/19	268
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	205
589	1.375%, 05/10/18	579
385	3.245%, 05/06/22	378
515	4.750%, 03/10/19	579
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	277
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,088
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	371
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	116
404	4.450%, 09/15/42	364
	Chesapeake Energy Corp.,
166	3.250%, 03/15/16	169
440	5.375%, 06/15/21	454
440	5.750%, 03/15/23	455
888	6.125%, 02/15/21	955
520	6.500%, 08/15/17	585
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	523
540	Chevron Corp., 1.718%, 06/24/18	541
1,190	Cimarex Energy Co., 5.875%, 05/01/22	1,255
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	495
220	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	238
	Concho Resources, Inc.,
450	5.500%, 10/01/22	458
545	6.500%, 01/15/22	590
1,460	7.000%, 01/15/21	1,604
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	282
	ConocoPhillips,
275	5.750%, 02/01/19	324
750	6.500%, 02/01/39	942
410	7.000%, 03/30/29	517
200	ConocoPhillips Co., 1.050%, 12/15/17	198
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	385
	CONSOL Energy, Inc.,
350	6.375%, 03/01/21	363
100	8.000%, 04/01/17	106
1,250	8.250%, 04/01/20	1,359

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Continental Resources, Inc.,
1,470	4.500%, 04/15/23	1,455
1,191	5.000%, 09/15/22	1,227
160	7.125%, 04/01/21	179
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20 (e)	406
364	6.125%, 03/01/22 (e)	372
560	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22	554
236	Devon Energy Corp., 3.250%, 05/15/22	227
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	348
	El Paso LLC,
1,000	6.875%, 06/15/14	1,028
150	7.000%, 06/15/17	170
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	174
	Encana Corp., (Canada),
150	6.500%, 05/15/19	178
215	6.625%, 08/15/37	240
2,000	Energy Transfer Equity LP, 5.875%, 01/15/24	1,995
1,210	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,153
	EOG Resources, Inc.,
472	2.625%, 03/15/23	436
1,700	4.100%, 02/01/21	1,802
200	6.875%, 10/01/18	245
853	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	981
	EP Energy LLC/Everest Acquisition Finance, Inc.,
255	6.875%, 05/01/19	275
164	7.750%, 09/01/22	184
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	350
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	239
1,370	8.000%, 02/15/20 (e)	1,483
	Holly Energy Partners LP/Holly Energy Finance Corp.,
337	6.500%, 03/01/20	353
150	8.250%, 03/15/18	159
	KazMunayGas National Co. JSC, (Kazakhstan),
200	5.750%, 04/30/43 (e)	173
345	6.375%, 04/09/21 (e)	374
675	Reg. S., 7.000%, 05/05/20	759
	Kinder Morgan, Inc.,
565	5.000%, 02/15/21 (e)	560
565	5.625%, 11/15/23 (e)	556
195	Laredo Petroleum, Inc., 7.375%, 05/01/22	211
410	Marathon Oil Corp., 6.000%, 10/01/17	470
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
732	4.500%, 07/15/23	694
3,000	5.500%, 02/15/23	3,060
324	6.250%, 06/15/22	347
415	6.750%, 11/01/20	449
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	188
195	7.000%, 03/31/24 (e)	199
173	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	177
	Newfield Exploration Co.,
625	5.750%, 01/30/22	652
750	6.875%, 02/01/20	802
890	7.125%, 05/15/18	927
504	Occidental Petroleum Corp., 2.700%, 02/15/23	467
210	Pacific Rubiales Energy Corp., (Canada), 5.375%, 01/26/19 (e)	210
	Peabody Energy Corp.,
1,075	6.000%, 11/15/18	1,142
775	6.250%, 11/15/21	793
325	6.500%, 09/15/20	343
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	385
400	6.000%, 05/03/42 (e)	322
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	481
335	7.875%, 06/15/26	441
392	Petroleos de Venezuela S.A., (Venezuela), Reg. S., 5.375%, 04/12/27	212
	Petroleos Mexicanos, (Mexico),
10	3.500%, 07/18/18	10
110	3.500%, 01/30/23	100
220	4.875%, 01/24/22	225
60	4.875%, 01/18/24	60
615	5.500%, 01/21/21	658
110	5.500%, 06/27/44	97
MXN 355	7.650%, 11/24/21 (e)	29
30	VAR, 2.266%, 07/18/18	31
	Pioneer Natural Resources Co.,
150	6.650%, 03/15/17	173

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,075	7.500%, 01/15/20	1,317
563	Plains Exploration & Production Co., 6.500%, 11/15/20	616
	QEP Resources, Inc.,
286	5.250%, 05/01/23	269
475	5.375%, 10/01/22	458
1,315	6.875%, 03/01/21	1,397
	Range Resources Corp.,
456	5.000%, 08/15/22	448
391	5.000%, 03/15/23	381
200	5.750%, 06/01/21	214
61	6.750%, 08/01/20	66
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23 (e)	153
2,635	5.500%, 04/15/23	2,589
770	6.500%, 07/15/21	824
596	Rosetta Resources, Inc., 5.875%, 06/01/22	598
1,641	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	1,690
219	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	219
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	187
	SM Energy Co.,
424	5.000%, 01/15/24 (e)	409
350	6.500%, 11/15/21	375
15	6.500%, 01/01/23	16
1,790	6.625%, 02/15/19	1,897
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	168
440	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S., 4.750%, 03/13/23	411
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	241
2,179	2.650%, 01/15/24	1,994
373	2.900%, 11/08/20	376
417	3.150%, 01/23/22	409
435	7.150%, 11/15/25	559
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	986
500	Swift Energy Co., 7.125%, 06/01/17	510
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	686
125	5.850%, 02/01/37	117
125	6.250%, 02/01/38	124
120	7.750%, 06/01/19	145
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23 (e)	456
1,840	5.250%, 05/01/23	1,794
300	6.375%, 08/01/22	321
400	6.875%, 02/01/21	431
295	7.875%, 10/15/18	320
200	Teekay Corp., 8.500%, 01/15/20	216
640	Tosco Corp., 8.125%, 02/15/30	887
	Total Capital International S.A., (France),
727	0.750%, 01/25/16	729
206	1.550%, 06/28/17	208
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,969
	TransCanada PipeLines Ltd., (Canada),
625	2.500%, 08/01/22	576
1,000	6.200%, 10/15/37	1,137
606	7.250%, 08/15/38	770
207	Western Refining, Inc., 6.250%, 04/01/21	207
830	Whiting Petroleum Corp., 5.000%, 03/15/19	849
	WPX Energy, Inc.,
475	5.250%, 01/15/17	508
2,207	6.000%, 01/15/22	2,218

		93,054

	Total Energy	109,584

	Financials — 10.0%
	Capital Markets — 1.6%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,070
440	2.500%, 01/15/16	456
530	4.600%, 01/15/20	580
	BlackRock, Inc.,
696	3.375%, 06/01/22	699
978	5.000%, 12/10/19	1,120
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,115
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	732
1,475	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	1,550
	Goldman Sachs Group, Inc. (The),
1,276	3.300%, 05/03/15	1,319
920	3.625%, 02/07/16	970
326	3.700%, 08/01/15	341
1,191	5.250%, 07/27/21	1,310
819	5.375%, 03/15/20	918

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Capital Markets — Continued
2,100	5.950%, 01/18/18	2,408
102	6.000%, 06/15/20	118
565	6.250%, 09/01/17	652
965	6.750%, 10/01/37	1,070
205	7.500%, 02/15/19	253
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	809
1,162	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	1,166
	Jefferies Group LLC,
950	6.250%, 01/15/36	921
140	6.450%, 06/08/27	145
880	8.500%, 07/15/19	1,074
	Lehman Brothers Holdings, Inc.,
1,000	0.000%, 11/17/13 (d)	211
235	3.600%, 12/30/16 (d)	50
295	8.000%, 08/01/15 (d)	62
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,090
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	711
	Merrill Lynch & Co., Inc.,
500	6.400%, 08/28/17	581
1,710	6.875%, 04/25/18	2,042
	Morgan Stanley,
329	1.750%, 02/25/16	334
198	4.000%, 07/24/15	208
505	4.200%, 11/20/14	522
867	5.000%, 11/24/25	868
243	5.500%, 07/24/20	274
2,450	5.500%, 07/28/21	2,757
310	5.625%, 09/23/19	356
920	5.750%, 01/25/21	1,048
320	5.950%, 12/28/17	369
1,315	6.000%, 04/28/15	1,405
1,250	6.625%, 04/01/18	1,474
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	656
390	5.875%, 03/15/22 (e)	400
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	209
193	6.700%, 03/04/20	222
740	Northern Trust Co. (The), 5.850%, 11/09/17	842
	State Street Corp.,
459	3.100%, 05/15/23	428
935	3.700%, 11/20/23	933
	UBS AG, (Switzerland),
378	3.875%, 01/15/15	392
440	5.750%, 04/25/18	512
262	5.875%, 12/20/17	304

		40,056

	Commercial Banks — 3.0%
605	AmSouth Bancorp, 6.750%, 11/01/25	649
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	733
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	567
200	Banco Nacional de Costa Rica, (Costa Rica), 6.250%, 11/01/23 (e)	197
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	201
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,273
	Bank of Nova Scotia, (Canada),
880	1.375%, 12/18/17	871
614	3.400%, 01/22/15	635
679	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	702
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	208
980	6.050%, 12/04/17 (e)	1,106
	BB&T Corp.,
783	1.600%, 08/15/17	783
1,250	3.950%, 04/29/16	1,341
500	4.900%, 06/30/17	554
150	6.850%, 04/30/19	183
	Caixa Economica Federal, (Brazil),
150	2.375%, 11/06/17 (e)	138
150	3.500%, 11/07/22 (e)	122
2,500	Capital One N.A., 1.500%, 03/22/18	2,458
	CIT Group, Inc.,
1,004	5.000%, 05/15/17	1,072
125	5.250%, 03/15/18	135
1,058	5.375%, 05/15/20	1,129
1,295	5.500%, 02/15/19 (e)	1,395
1,397	6.625%, 04/01/18 (e)	1,579
1,045	Comerica Bank, 5.200%, 08/22/17	1,169
185	Comerica, Inc., 3.000%, 09/16/15	193
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
NOK 16,500	3.500%, 04/18/17	2,786
1,045	4.500%, 01/11/21	1,113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
200	Development Bank of Kazakhstan JSC, (Kazakhstan), 4.125%, 12/10/22 (e)	179
674	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	693
500	Fifth Third Bancorp, 5.450%, 01/15/17	553
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	466
927	4.125%, 08/12/20 (e)	982
650	4.750%, 01/19/21 (e)	706
395	HSBC Bank USA N.A., 6.000%, 08/09/17	451
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,412
415	4.875%, 01/14/22	451
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,464
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	898
255	3.750%, 03/02/15 (e)	265
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,895
886	4.875%, 05/13/21 (e)	926
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,134
625	5.250%, 11/15/15	675
625	5.625%, 02/01/17	696
	Regions Bank,
800	6.450%, 06/26/37	836
1,965	7.500%, 05/15/18	2,343
	Royal Bank of Canada, (Canada),
3,919	1.200%, 09/19/17	3,920
743	2.000%, 10/01/18	751
1,200	2.300%, 07/20/16	1,244
	Royal Bank of Scotland Group plc, (United Kingdom),
4,070	6.100%, 06/10/23	4,128
2,210	6.125%, 12/15/22	2,252
300	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S., 9.000%, 06/11/14	311
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	887
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,495
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,553
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	235
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,728
570	Toronto-Dominion Bank (The), (Canada), 1.500%, 03/13/17 (e)	580
200	Turkiye Vakiflar Bankasi Tao, (Turkey), 5.000%, 10/31/18 (e)	198
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,518
750	Wachovia Bank N.A., 6.000%, 11/15/17	872
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,820
515	SUB, 7.574%, 08/01/26	644
	Wells Fargo & Co.,
1,607	2.150%, 01/15/19	1,622
853	5.606%, 01/15/44 (e)	871
1,665	5.625%, 12/11/17	1,929
1,025	SUB, 3.676%, 06/15/16	1,097
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	701
942	4.875%, 11/19/19	1,063

		74,736

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
1,500	6.250%, 12/01/17	1,678
2,255	7.500%, 09/15/20	2,644
2,025	8.000%, 11/01/31	2,415
	American Express Credit Corp.,
1,300	1.750%, 06/12/15	1,323
405	2.375%, 03/24/17	421
861	2.800%, 09/19/16	904
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	450
200	2.125%, 02/28/17 (e)	204
835	7.625%, 10/01/18 (e)	1,040
	Capital One Financial Corp.,
533	3.500%, 06/15/23	507
1,190	7.375%, 05/23/14	1,228
	Caterpillar Financial Services Corp.,
1,242	Series G, 1.250%, 11/06/17	1,231
581	2.850%, 06/01/22	556
850	5.450%, 04/15/18	980
	Ford Motor Credit Co. LLC,
505	3.984%, 06/15/16	539
639	4.207%, 04/15/16	685
250	5.875%, 08/02/21	284
500	8.125%, 01/15/20	628
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16 (e)	437
200	3.250%, 05/15/18 (e)	201

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Consumer Finance — Continued
340	4.250%, 05/15/23 (e)	324
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,061
400	7.350%, 11/27/32	469
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,330
250	2.375%, 02/13/15	256
	John Deere Capital Corp.,
236	1.200%, 10/10/17	233
290	1.700%, 01/15/20	275
610	2.250%, 04/17/19	616
515	5.350%, 04/03/18	589
4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	3,993
555	PACCAR Financial Corp., 1.600%, 03/15/17	560
	Toyota Motor Credit Corp.,
5,000	2.000%, 09/15/16	5,164
670	3.200%, 06/17/15	698

		34,923

	Diversified Financial Services — 2.2%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,064
726	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	650
	Bank of America Corp.,
143	3.300%, 01/11/23	135
700	3.625%, 03/17/16	739
1,540	5.000%, 05/13/21	1,686
1,275	5.625%, 07/01/20	1,459
695	5.650%, 05/01/18	796
1,825	6.500%, 08/01/16	2,072
1,500	Series F, 6.975%, 03/07/37	1,733
500	7.800%, 09/15/16	580
	Capmark Financial Group, Inc., Escrow,
15,277	0.000%, 05/10/10 (d)	203
	Citigroup, Inc.,
1,300	2.250%, 08/07/15	1,328
629	3.375%, 03/01/23	603
1,117	4.587%, 12/15/15	1,196
227	4.750%, 05/19/15	240
291	5.375%, 08/09/20	330
1,550	5.500%, 02/15/17	1,720
24	6.000%, 08/15/17	28
583	6.010%, 01/15/15	616
133	6.375%, 08/12/14	138
838	6.625%, 01/15/28	991
645	6.875%, 06/01/25	750
1,115	7.000%, 12/01/25	1,332
1,064	8.500%, 05/22/19	1,383
950	CME Group, Inc., 3.000%, 09/15/22	907
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,387
525	Countrywide Financial Corp., 6.250%, 05/15/16	582
3,823	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	3,766
RUB 7,100	Federal Grid Co. OJS via Federal Grid Finance Ltd., (Ireland), Reg. S., 8.446%, 03/13/19	211
EUR 1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,736
	General Electric Capital Corp.,
633	1.000%, 12/11/15	637
436	1.600%, 11/20/17	439
JPY 100,000	2.215%, 11/20/20	1,029
4,671	2.300%, 04/27/17	4,818
750	3.150%, 09/07/22	729
294	5.300%, 02/11/21	327
325	5.500%, 01/08/20	376
790	5.625%, 05/01/18	917
3,370	5.875%, 01/14/38	3,815
1,100	6.750%, 03/15/32	1,363
145	6.875%, 01/10/39	184
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	436
257	3.250%, 11/08/22 (e)	240
565	IntercontinentalExchange Group, Inc., 2.500%, 10/15/18	577
2,550	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,633
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,087
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	233
290	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	297
	Pemex Project Funding Master Trust,
78	5.750%, 03/01/18	86
97	6.625%, 06/15/35	100
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	423
500	4.300%, 09/22/19	556
1,830	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	2,074

		54,876

	Insurance — 1.2%
	Aflac, Inc.,
199	2.650%, 02/15/17	207
78	4.000%, 02/15/22	80
558	6.450%, 08/15/40	665
651	Allstate Corp. (The), 3.150%, 06/15/23	628
850	American International Group, Inc., VAR, 8.175%, 05/15/58	1,020
	Aon Corp.,
191	3.500%, 09/30/15	200
240	6.250%, 09/30/40	276
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	488
475	3.000%, 05/15/22	460
1,000	5.400%, 05/15/18	1,153
500	5.750%, 01/15/40	557
315	Chubb Corp. (The), 5.750%, 05/15/18	367
642	CNA Financial Corp., 5.875%, 08/15/20	737
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	802
1,896	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,202
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	419
920	7.800%, 03/15/37 (e)	984
331	VAR, 10.750%, 06/15/58 (e)	500
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	158
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	1,899
382	3.125%, 04/14/16 (e)	400
160	MetLife, Inc., 6.750%, 06/01/16	183
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	913
400	3.650%, 06/14/18 (e)	428
400	3.875%, 04/11/22 (e)	407
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,746
1,000	9.375%, 08/15/39 (e)	1,407
	New York Life Global Funding,
800	0.750%, 07/24/15 (e)	801
1,338	0.800%, 02/12/16 (e)	1,346
250	3.000%, 05/04/15 (e)	259
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	374
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	422
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,541
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,458
175	Principal Financial Group, Inc., 8.875%, 05/15/19	228
	Principal Life Global Funding II,
492	1.000%, 12/11/15 (e)	493
744	2.250%, 10/15/18 (e)	746
	Prudential Financial, Inc.,
205	7.375%, 06/15/19	255
551	VAR, 5.625%, 06/15/43	541
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	472
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	910

		29,132

	Real Estate Investment Trusts (REITs) — 0.6%
723	American Tower Trust I, 1.551%, 03/15/18 (e)	705
344	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	355
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,921
300	6.650%, 01/15/18	327
394	Corrections Corp. of America, 4.125%, 04/01/20	385
820	DDR Corp., 7.875%, 09/01/20	1,018
542	DuPont Fabros Technology LP, 5.875%, 09/15/21 (e)	558
1,300	First Industrial LP, 6.420%, 06/01/14	1,329
	HCP, Inc.,
342	2.625%, 02/01/20	330
222	3.750%, 02/01/19	233
500	5.375%, 02/01/21	549
1,000	Potlatch Corp., 7.500%, 11/01/19	1,130
	Simon Property Group LP,
340	5.625%, 08/15/14	352
492	5.650%, 02/01/20	564
915	6.100%, 05/01/16	1,018

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
675	6.125%, 05/30/18	793
310	6.750%, 05/15/14	314
415	6.750%, 02/01/40	519
1,341	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	1,613

		14,013

	Real Estate Management & Development — 0.0% (g)
405	CBRE Services, Inc., 6.625%, 10/15/20	431
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	368
200	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	196

		995

	Total Financials	248,731

	Health Care — 1.8%
	Biotechnology — 0.1%
	Amgen, Inc.,
640	3.875%, 11/15/21	655
325	5.150%, 11/15/41	320
400	5.375%, 05/15/43	407
289	5.650%, 06/15/42	303
150	5.700%, 02/01/19	174
618	5.750%, 03/15/40	655
300	6.375%, 06/01/37	341
130	6.900%, 06/01/38	156

		3,011

	Health Care Equipment & Supplies — 0.1%
550	Baxter International, Inc., 4.625%, 03/15/15	579
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	114
400	6.000%, 05/15/39	465
160	Hologic, Inc., 6.250%, 08/01/20	169
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18 (e)	239
900	4.750%, 04/15/23 (e)	843

		2,409

	Health Care Providers & Services — 1.1%
224	Aetna, Inc., 4.500%, 05/15/42	207
180	Amsurg Corp., 5.625%, 11/30/20	187
955	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	993
	DaVita HealthCare Partners, Inc.,
600	6.375%, 11/01/18	630
600	6.625%, 11/01/20	642
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	374
1,154	5.875%, 01/31/22 (e)	1,232
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	534
1,250	6.500%, 09/15/18 (e)	1,414
1,000	6.875%, 07/15/17	1,136
	HCA, Inc.,
680	4.750%, 05/01/23	643
947	5.875%, 03/15/22	983
2,260	6.500%, 02/15/20	2,494
750	7.250%, 09/15/20	819
200	8.500%, 04/15/19	214
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,246
	inVentiv Health, Inc.,
2,969	11.000%, 08/15/18 (e)	2,516
61	11.000%, 08/15/18 (e)	52
	LifePoint Hospitals, Inc.,
500	5.500%, 12/01/21 (e)	503
600	6.625%, 10/01/20	639
460	McKesson Corp., 0.950%, 12/04/15	460
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	315
1,250	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,338
1,084	Omnicare, Inc., 7.750%, 06/01/20	1,206
	Tenet Healthcare Corp.,
1,328	4.375%, 10/01/21 (e)	1,248
210	4.750%, 06/01/20	206
362	6.000%, 10/01/20 (e)	378
440	6.250%, 11/01/18	482
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	805
	WellPoint, Inc.,
577	3.125%, 05/15/22	546
1,505	3.300%, 01/15/23	1,424

		26,866

	Pharmaceuticals — 0.5%
1,523	AbbVie, Inc., 1.750%, 11/06/17	1,535
	Endo Health Solutions, Inc.,
250	7.000%, 07/15/19	270
245	7.250%, 01/15/22	265
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,137
425	Hospira, Inc., 5.200%, 08/12/20	444

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Pharmaceuticals — Continued
	Merck & Co., Inc.,
562	2.800%, 05/18/23	529
1,000	6.550%, 09/15/37	1,251
335	Novartis Capital Corp., 4.400%, 04/24/20	367
	Pfizer, Inc.,
800	3.000%, 06/15/23	765
250	6.200%, 03/15/19	301
1,112	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	1,324
	Valeant Pharmaceuticals International, Inc., (Canada),
450	5.625%, 12/01/21 (e)	452
135	6.375%, 10/15/20 (e)	142
950	6.500%, 07/15/16 (e)	983
440	6.750%, 08/15/18 (e)	485
200	6.750%, 08/15/21 (e)	211
449	7.500%, 07/15/21 (e)	494
555	Wyeth LLC, 5.500%, 02/15/16	614

		11,569

	Total Health Care	43,855

	Industrials — 3.8%
	Aerospace & Defense — 0.5%
	Alliant Techsystems, Inc.,
497	5.250%, 10/01/21 (e)	499
400	6.875%, 09/15/20	432
	B/E Aerospace, Inc.,
886	5.250%, 04/01/22	908
725	6.875%, 10/01/20	798
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	907
145	6.375%, 06/01/19 (e)	169
	Bombardier, Inc., (Canada),
659	4.250%, 01/15/16 (e)	689
421	6.125%, 01/15/23 (e)	419
589	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	546
250	Esterline Technologies Corp., 7.000%, 08/01/20	271
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	926
	Triumph Group, Inc.,
700	4.875%, 04/01/21	677
325	8.625%, 07/15/18	353
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,401
735	6.125%, 02/01/19	881

		10,876

	Air Freight & Logistics — 0.0% (g)
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	315
	United Parcel Service, Inc.,
24	1.125%, 10/01/17	24
534	2.450%, 10/01/22	499

		838

	Airlines — 0.3%
997	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	972
532	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	594
300	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	334
904	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	995
1,696	Continental Airlines, 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,828
610	Delta Air Lines 1991 Series K Pass-Through Trust, 10.000%, 12/05/14 (d) (e) (i)	160
59	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	64
53	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	54
297	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	335
279	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	298
349	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	373
1,079	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,198
509	UAL 2007-1 Pass-Through Trust, Series B, 7.336%, 07/02/19	535
116	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	131

		7,871

	Building Products — 0.3%
	Building Materials Corp. of America,
2,335	6.750%, 05/01/21 (e)	2,516
750	6.875%, 08/15/18 (e)	801
700	7.000%, 02/15/20 (e)	752
25	7.500%, 03/15/20 (e)	27
1,000	Griffon Corp., 7.125%, 04/01/18	1,068
	Masco Corp.,
2,782	5.950%, 03/15/22	2,938
95	7.125%, 03/15/20	108
138	USG Corp., 5.875%, 11/01/21 (e)	143

		8,353

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Services & Supplies — 0.8%
	ADT Corp. (The),
361	3.500%, 07/15/22	316
939	4.125%, 06/15/23	831
2,220	6.250%, 10/15/21 (e)	2,317
550	Clean Harbors, Inc., 5.125%, 06/01/21	553
1,730	Covanta Holding Corp., 6.375%, 10/01/22	1,783
	Deluxe Corp.,
764	6.000%, 11/15/20	789
1,000	7.000%, 03/15/19	1,072
273	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	277
	Harland Clarke Holdings Corp.,
1,500	9.500%, 05/15/15	1,508
670	9.750%, 08/01/18 (e)	731
1,105	VAR, 6.000%, 05/15/15	1,102
1,400	ILFC E-Capital Trust I, VAR, 5.350%, 12/21/65 (e)	1,239
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	561
2,500	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	2,506
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,783
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d) (i)	11
1,160	6.500%, 08/01/27 (d) (i)	12
265	9.750%, 01/15/15 (d) (i)	3
	R.R. Donnelley & Sons Co.,
225	7.000%, 02/15/22	238
875	7.625%, 06/15/20	952
75	7.875%, 03/15/21	83
348	Republic Services, Inc., 3.550%, 06/01/22	340
295	RR Donnelley & Sons Co., 6.500%, 11/15/23	294

		19,301

	Construction & Engineering — 0.3%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	291
326	4.375%, 05/08/42	303
1,930	Dycom Investments, Inc., 7.125%, 01/15/21	2,051
360	Fluor Corp., 3.375%, 09/15/21	356
655	MasTec, Inc., 4.875%, 03/15/23	622
200	Odebrecht Offshore Drilling Finance Ltd., (Cayman Islands), 6.750%, 10/01/22 (e)	205
2,825	Tutor Perini Corp., 7.625%, 11/01/18	3,030

		6,933

	Electrical Equipment — 0.0% (g)
550	Eaton Corp., 5.600%, 05/15/18	627
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	156
100	7.390%, 12/02/24 (e)	122

		905

	Industrial Conglomerates — 0.1%
459	Danaher Corp., 3.900%, 06/23/21	482
	General Electric Co.,
425	0.850%, 10/09/15	427
501	2.700%, 10/09/22	476
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	345
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	260
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 6.125%, 08/17/26 (e)	354

		2,344

	Machinery — 0.4%
415	Actuant Corp., 5.625%, 06/15/22	419
2,725	AGCO Corp., 5.875%, 12/01/21	2,960
800	Bluewater Holding B.V., (Netherlands), Reg. S., 10.000%, 12/10/19 (e)	800
1,835	Briggs & Stratton Corp., 6.875%, 12/15/20	2,005
	Caterpillar, Inc.,
198	2.600%, 06/26/22	186
680	3.803%, 08/15/42	574
	CNH Capital LLC,
655	3.625%, 04/15/18	661
400	6.250%, 11/01/16	439
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,810
180	Ingersoll-Rand Co., 7.200%, 06/01/25	204
288	Ormat Funding Corp., 8.250%, 12/30/20	277
440	Parker Hannifin Corp., 6.250%, 05/15/38	525

		10,860

	Marine — 0.1%
1,778	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	1,920
	Ultrapetrol Bahamas Ltd., (Bahamas),
119	8.875%, 06/15/21 (e)	126
1,060	8.875%, 06/15/21 (e)	1,132

		3,178

	Professional Services — 0.1%
	FTI Consulting, Inc.,
909	6.000%, 11/15/22	923
290	6.750%, 10/01/20	309

		1,232

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — 0.5%
578	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	562
510	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	588
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	151
510	4.375%, 09/01/42	462
220	5.650%, 05/01/17	250
1,150	6.700%, 08/01/28	1,359
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,141
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	202
280	9.450%, 08/01/21	378
1,075	CSX Corp., 7.375%, 02/01/19	1,322
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	189
250	6.375%, 10/15/17 (e)	291
800	6.700%, 06/01/34 (e)	902
200	Georgian Railway JSC, (Georgia), Reg. S., 7.750%, 07/11/22	209
500	Hertz Corp. (The), 6.250%, 10/15/22	520
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S., 6.950%, 07/10/42	200
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	434
1,415	3.250%, 12/01/21	1,393
595	6.000%, 05/23/11	642
576	Ryder System, Inc., 3.600%, 03/01/16	604
	Union Pacific Corp.,
341	4.163%, 07/15/22	357
283	4.300%, 06/15/42	260

		12,416

	Trading Companies & Distributors — 0.4%
	Aircastle Ltd., (Bermuda),
213	6.250%, 12/01/19	230
413	9.750%, 08/01/18	454
	International Lease Finance Corp.,
225	4.625%, 04/15/21	218
1,750	8.250%, 12/15/20	2,078
2,465	8.625%, 01/15/22	2,976
320	8.625%, 09/15/15	356
1,820	8.750%, 03/15/17	2,141
455	8.875%, 09/01/17	544
	United Rentals North America, Inc.,
715	5.750%, 07/15/18	768
650	9.250%, 12/15/19	725

		10,490

	Transportation Infrastructure — 0.0% (g)
MXN 2,140	Red de Carreteras de Occidente, S.A.P.I.B. de C.V., (Mexico), 9.000%, 06/10/28 (e)	141

	Total Industrials	95,738

	Information Technology — 1.6%
	Communications Equipment — 0.1%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	2,179
	Cisco Systems, Inc.,
500	5.500%, 01/15/40	537
375	5.900%, 02/15/39	420

		3,136

	Computers & Peripherals — 0.3%
	Apple, Inc.,
1,087	1.000%, 05/03/18	1,058
1,648	2.400%, 05/03/23	1,494
981	Dell, Inc., 3.100%, 04/01/16	988
1,000	EMC Corp., 1.875%, 06/01/18	999
	Hewlett-Packard Co.,
1,113	4.300%, 06/01/21	1,128
480	4.375%, 09/15/21	483
250	5.500%, 03/01/18	280
194	6.000%, 09/15/41	192
630	Seagate HDD Cayman, (Cayman Islands), 6.875%, 05/01/20	685

		7,307

	Electronic Equipment, Instruments & Components — 0.1%
415	Anixter, Inc., 5.625%, 05/01/19	432
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	271
100	7.500%, 01/15/27	115
704	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	676
48	INTCOMEX, Inc., 13.250%, 12/15/14	46

		1,540

991	eBay, Inc., 2.600%, 07/15/22	922
	Equinix, Inc.,
1,000	4.875%, 04/01/20	998
1,235	7.000%, 07/15/21	1,352
90	IAC/InterActiveCorp, 4.875%, 11/30/18 (e)	92

		3,364

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	IT Services — 0.5%
852	Cardtronics, Inc., 8.250%, 09/01/18	916
	First Data Corp.,
900	6.750%, 11/01/20 (e)	943
4,168	11.250%, 01/15/21 (e)	4,585
180	12.625%, 01/15/21	211
	International Business Machines Corp.,
214	1.250%, 02/06/17	215
1,599	1.625%, 05/15/20	1,503
720	4.000%, 06/20/42	632
770	5.875%, 11/29/32	903
650	7.000%, 10/30/25	835
750	Lender Processing Services, Inc., 5.750%, 04/15/23	780

		11,523

	Semiconductors & Semiconductor Equipment — 0.1%
572	Amkor Technology, Inc., 7.375%, 05/01/18	605
	Intel Corp.,
565	2.700%, 12/15/22	525
1,239	3.300%, 10/01/21	1,248
	National Semiconductor Corp.,
575	3.950%, 04/15/15	602
475	6.600%, 06/15/17	555
462	Texas Instruments, Inc., 1.650%, 08/03/19	448

		3,983

	Software — 0.4%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,179
880	6.125%, 09/15/23 (e)	922
	Audatex North America, Inc.,
946	6.000%, 06/15/21 (e)	989
220	6.125%, 11/01/23 (e)	227
655	Intuit, Inc., 5.750%, 03/15/17	730
	Microsoft Corp.,
519	2.125%, 11/15/22	469
595	4.500%, 10/01/40	566
282	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	266
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,678
1,000	5.250%, 01/15/16	1,096
241	5.375%, 07/15/40	259
1,030	6.500%, 04/15/38	1,252

		9,633

	Total Information Technology	40,486

	Materials — 2.3%
	Chemicals — 0.6%
	Ashland, Inc.,
453	3.000%, 03/15/16	462
558	3.875%, 04/15/18	561
350	4.750%, 08/15/22	333
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	474
	Celanese US Holdings LLC,
1,220	4.625%, 11/15/22	1,171
310	6.625%, 10/15/18	333
400	Chemtura Corp., 5.750%, 07/15/21	405
242	Dow Chemical Co. (The), 4.250%, 11/15/20	259
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	739
168	2.800%, 02/15/23	156
1,175	4.900%, 01/15/41	1,168
625	6.500%, 01/15/28	763
363	Ecolab, Inc., 1.450%, 12/08/17	358
791	LSB Industries, Inc., 7.750%, 08/01/19 (e)	825
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	651
250	6.000%, 11/15/21	290
	Mosaic Co. (The),
429	3.750%, 11/15/21	424
354	4.250%, 11/15/23	352
429	4.875%, 11/15/41	391
364	5.450%, 11/15/33	372
210	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	216
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	248
	PolyOne Corp.,
500	5.250%, 03/15/23	488
606	7.375%, 09/15/20	672
200	PPG Industries, Inc., 9.000%, 05/01/21	260
375	Praxair, Inc., 5.200%, 03/15/17	421
	Rain CII Carbon LLC/CII Carbon Corp.,
950	8.000%, 12/01/18 (e)	983
300	8.250%, 01/15/21 (e)	308
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	537
250	Tronox Finance LLC, 6.375%, 08/15/20	250
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,422

		16,292

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Construction Materials — 0.4%
1,500	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	1,693
1,687	Cemex Finance LLC, 8.910%, 02/14/17 (i)	1,691
500	Cemex S.A.B. de C.V., (Mexico), 9.000%, 01/11/18 (e)	547
1,000	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	1,096
400	Lafarge S.A., (France), 7.125%, 07/15/36	417
	Vulcan Materials Co.,
535	6.500%, 12/01/16	597
1,050	7.000%, 06/15/18	1,186
1,960	7.500%, 06/15/21	2,210

		9,437

	Containers & Packaging — 0.3%
300	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 4.875%, 11/15/22 (e)	292
	Ball Corp.,
400	4.000%, 11/15/23	359
950	5.000%, 03/15/22	938
865	5.750%, 05/15/21	913
1,500	6.750%, 09/15/20	1,631
125	7.375%, 09/01/19	135
792	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	119
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	783
935	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	867
576	Graphic Packaging International, Inc., 4.750%, 04/15/21	567
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	762
275	Sealed Air Corp., 6.500%, 12/01/20 (e)	298
	Smurfit-Stone Container Enterprises, Inc.,
1,154	8.250%, 10/01/12 (d)	1
2,656	8.375%, 07/01/12 (d)	3

		7,668

	Metals & Mining — 0.9%
650	AK Steel Corp., 8.750%, 12/01/18	720
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	465
	ArcelorMittal, (Luxembourg),
2,200	5.111%, 02/25/17	2,335
2,345	6.750%, 02/25/22	2,541
2,525	10.350%, 06/01/19	3,188
	BHP Billiton Finance USA Ltd., (Australia),
163	1.000%, 02/24/15	164
575	5.400%, 03/29/17	649
120	6.500%, 04/01/19	146
222	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	231
	Commercial Metals Co.,
70	4.875%, 05/15/23	65
785	6.500%, 07/15/17	868
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	150
575	6.875%, 02/01/18 (e)	608
1,000	7.000%, 11/01/15 (e)	1,036
1,010	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	1,013
200	Fresnillo plc, (United Kingdom), 5.500%, 11/13/23 (e)	196
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,040
1,510	Nucor Corp., 6.400%, 12/01/37	1,681
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	606
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	542
1,121	3.750%, 09/20/21	1,127
500	9.000%, 05/01/19	658
	Steel Dynamics, Inc.,
605	6.125%, 08/15/19	656
605	6.375%, 08/15/22	658
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	104

		21,447

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	686
12	7.125%, 11/01/18	13
357	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	357
667	PH Glatfelter Co., 5.375%, 10/15/20	674

		1,730

	Total Materials	56,574

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 2.2%
	AT&T, Inc.,
607	0.900%, 02/12/16	606

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
610	1.400%, 12/01/17	601
1,543	4.300%, 12/15/42	1,287
466	4.350%, 06/15/45	386
1,030	5.350%, 09/01/40	996
220	5.600%, 05/15/18	252
465	5.800%, 02/15/19	538
1,500	6.300%, 01/15/38	1,623
2,090	BellSouth Corp., 5.200%, 09/15/14	2,165
243	BellSouth Telecommunications LLC, 6.300%, 12/15/15	255
	CCO Holdings LLC/CCO Holdings Capital Corp.,
715	5.250%, 03/15/21 (e)	690
1,875	5.250%, 09/30/22	1,767
1,162	5.750%, 01/15/24	1,095
2,575	6.500%, 04/30/21	2,688
550	7.375%, 06/01/20	598
330	8.125%, 04/30/20	361
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	120
1,000	8.607%, 06/15/30	1,411
2,616	Embarq Corp., 7.995%, 06/01/36	2,661
	Frontier Communications Corp.,
685	7.125%, 03/15/19	750
205	8.125%, 10/01/18	237
215	8.500%, 04/15/20	246
915	9.000%, 08/15/31	922
1,650	9.250%, 07/01/21	1,939
	GTE Corp.,
800	6.840%, 04/15/18	941
590	6.940%, 04/15/28	678
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,332
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19	324
225	8.500%, 11/01/19	247
2,050	Level 3 Communications, Inc., 11.875%, 02/01/19	2,373
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	763
1,140	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,089
330	Qwest Corp., 7.250%, 09/15/25	352
400	Sprint Capital Corp., 8.750%, 03/15/32	430
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	182
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	146
80	5.877%, 07/15/19	91
	tw telecom holdings, Inc.,
135	5.375%, 10/01/22 (e)	135
135	6.375%, 09/01/23 (e)	142
540	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	575
584	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	638
1,026	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,100
	Verizon Communications, Inc.,
1,868	4.500%, 09/15/20	2,006
672	6.400%, 09/15/33	750
585	6.900%, 04/15/38	682
75	7.350%, 04/01/39	92
920	7.750%, 12/01/30	1,152
290	7.750%, 06/15/32	361
1,070	Verizon New England, Inc., 7.875%, 11/15/29	1,266
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,410
401	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	438
3,002	Virgin Media Secured Finance plc, (United Kingdom), 6.500%, 01/15/18	3,111
	Wind Acquisition Finance S.A., (Luxembourg),
2,708	7.250%, 02/15/18 (e)	2,844
900	11.750%, 07/15/17 (e)	956
	Windstream Corp.,
955	7.500%, 06/01/22	989
755	7.750%, 10/15/20	808
211	7.750%, 10/01/21	225
125	8.125%, 09/01/18	135
355	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	391

		55,348

	Wireless Telecommunication Services — 1.1%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	753
1,266	3.125%, 07/16/22	1,180
300	6.125%, 03/30/40	317
	Crown Castle Towers LLC,
1,260	3.214%, 08/15/15 (e)	1,287
1,000	6.113%, 01/15/20 (e)	1,125
500	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	547

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
775	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	806
	MetroPCS Wireless, Inc.,
5,676	6.250%, 04/01/21 (e)	5,903
305	6.625%, 11/15/20	323
294	6.625%, 04/01/23 (e)	303
4,995	NII Capital Corp., 7.625%, 04/01/21	1,998
162	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (e)	130
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	288
2,379	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	2,364
	Sprint Communications, Inc.,
1,050	7.000%, 03/01/20 (e)	1,168
1,823	7.000%, 08/15/20	1,960
125	8.375%, 08/15/17	145
1,544	9.000%, 11/15/18 (e)	1,868
	Sprint Corp.,
239	7.250%, 09/15/21 (e)	259
241	7.875%, 09/15/23 (e)	264
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18 (e)	289
222	6.125%, 01/15/22	226
188	6.464%, 04/28/19	200
146	6.500%, 01/15/24	148
265	6.633%, 04/28/21	278
323	6.731%, 04/28/22	337
159	6.836%, 04/28/23	165
650	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, (Ireland), 7.748%, 02/02/21 (e)	700
	Vodafone Group plc, (United Kingdom),
1,160	1.625%, 03/20/17	1,165
870	5.000%, 09/15/15	933

		27,429

	Total Telecommunication Services	82,777

	Utilities — 2.9%
	Electric Utilities — 1.4%
2,362	AES Eastern Energy LP, 9.000%, 01/02/17 (d) (i)	—
891	Alabama Power Co., 6.125%, 05/15/38	1,037
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	957
	DTE Electric Co.,
340	3.900%, 06/01/21	359
381	3.950%, 06/15/42	340
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	845
200	5.250%, 01/15/18	229
1,100	6.050%, 04/15/38	1,303
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	134
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	295
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	581
305	4.100%, 05/15/42	280
90	5.300%, 01/15/19	104
500	6.300%, 04/01/38	606
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,298
300	Eskom Holdings SOC Ltd., (South Africa), 6.750%, 08/06/23 (e)	303
144	FPL Energy National Wind Portfolio LLC, 6.125%, 03/25/19 (e)	123
95	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	89
	Georgia Power Co.,
562	5.250%, 12/15/15	613
140	5.950%, 02/01/39	157
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	406
	Hydro-Quebec, (Canada),
842	8.400%, 01/15/22	1,121
1,028	9.400%, 02/01/21	1,406
400	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S., 6.950%, 11/10/21	414
474	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	470
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,107
860	MidAmerican Energy Co., 5.300%, 03/15/18	985
	Nevada Power Co.,
446	5.375%, 09/15/40	480
600	7.125%, 03/15/19	742
	NextEra Energy Capital Holdings, Inc.,
268	1.200%, 06/01/15	270
265	7.875%, 12/15/15	302
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	334
	Northern States Power Co.,
173	5.350%, 11/01/39	191
765	6.250%, 06/01/36	933

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Electric Utilities — Continued
	Pacific Gas & Electric Co.,
214	3.750%, 08/15/42	178
267	4.500%, 12/15/41	246
1,010	5.625%, 11/30/17	1,156
	PacifiCorp,
700	3.850%, 06/15/21	733
880	5.750%, 04/01/37	1,005
250	7.240%, 08/16/23	305
	Peco Energy Co.,
880	2.375%, 09/15/22	803
1,880	5.350%, 03/01/18	2,162
360	Potomac Electric Power Co., 6.500%, 11/15/37	455
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	869
50	Progress Energy, Inc., 6.050%, 03/15/14	51
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	284
198	3.200%, 11/15/20	201
35	6.500%, 08/01/38	44
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	200
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	99
1,100	Series G, 6.625%, 11/15/37	1,288
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	361
155	5.300%, 05/01/18	178
416	5.375%, 11/01/39	460
	Southern California Edison Co.,
450	5.550%, 01/15/37	503
285	5.950%, 02/01/38	335
292	Southern Co. (The), 1.950%, 09/01/16	299
120	Union Electric Co., 8.450%, 03/15/39	183
	Virginia Electric and Power Co.,
900	2.750%, 03/15/23	852
235	6.350%, 11/30/37	285
670	8.875%, 11/15/38	1,040
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	72
36	Xcel Energy, Inc., 4.800%, 09/15/41	35

		33,496

	Gas Utilities — 0.4%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,420
649	6.500%, 05/20/21	688
369	Boston Gas Co., 4.487%, 02/15/42 (e)	354
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	704
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	305
281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 (e)	286
900	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	855
	Sabine Pass Liquefaction LLC,
905	5.625%, 02/01/21 (e)	894
984	5.625%, 04/15/23 (e)	932
464	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18	498
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
1,881	5.875%, 10/01/20	1,933
1,400	6.125%, 10/15/21	1,445

		10,314

	Independent Power Producers & Energy Traders — 0.8%
	AES Corp.,
240	4.875%, 05/15/23	226
4,000	7.375%, 07/01/21	4,520
	Calpine Corp.,
251	5.875%, 01/15/24 (e)	250
267	6.000%, 01/15/22 (e)	274
1,206	7.500%, 02/15/21 (e)	1,315
3,493	7.875%, 01/15/23 (e)	3,825
	Dynegy Holdings LLC,
105	7.625%, 10/15/26 (d) (i)	—	(h)
4,770	7.750%, 06/01/19 (d) (i)	6
	Edison Mission Energy,
900	7.000%, 05/15/17 (d)	675
800	7.200%, 05/15/19 (d)	600
	NRG Energy, Inc.,
4,143	6.625%, 03/15/23	4,247
2,000	7.625%, 01/15/18	2,280
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,226

		19,444

	Multi-Utilities — 0.3%
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	333
925	Consumers Energy Co., 6.700%, 09/15/19	1,145
	Dominion Resources, Inc.,
46	4.900%, 08/01/41	45
785	5.250%, 08/01/33	839

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Multi-Utilities — Continued
400	7.000%, 06/15/38	501
160	DTE Energy Co., 7.625%, 05/15/14	165
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,711
150	6.800%, 01/15/19	177
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	248
685	6.000%, 06/01/26	831
500	6.000%, 06/01/39	601
	Sempra Energy,
255	6.150%, 06/15/18	297
75	6.500%, 06/01/16	85
589	9.800%, 02/15/19	790

		7,768

	Total Utilities	71,022

	Total Corporate Bonds (Cost $853,327)	884,154

Foreign Government Securities — 1.9%
180	Arab Republic of Egypt, (Egypt), Reg. S., 5.750%, 04/29/20	166
200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	215
	Brazil Notas do Tesouro Nacional, (Brazil),
BRL 410	Series F, 10.000%, 01/01/15	182
BRL 480	Series F, 10.000%, 01/01/17	202
250	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B), (Kenya), 12.000%, 11/15/32 (i)	217
150	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana 3-Year Bond, 16.900%, 03/07/16; credit rating B), (Ghana), 16.900%, 03/09/16 (e) (i)	123
200	Export Credit Bank of Turkey, (Turkey), Reg. S., 5.375%, 11/04/16	209
	Federal Republic of Brazil, (Brazil),
460	5.625%, 01/07/41	443
260	11.000%, 08/17/40	299
249	12.250%, 03/06/30	433
39	Series A, 8.000%, 01/15/18	43
200	Federal Republic of Nigeria, (Nigeria), Reg. S., 6.375%, 07/12/23	207
400	Financing of Infrastructural Projects State Enterprise, (Ukraine), Reg. S., 9.000%, 12/07/17	354
200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	188
	Government of Dominican Republic, (Dominican Republic),
100	Reg. S., 7.500%, 05/06/21	108
260	Reg. S., 9.040%, 01/23/18	279
230	Government of Mongolia, (Mongolia), 5.125%, 12/05/22 (e)	193
	Israel Government AID Bond, (Israel),
1,973	Zero Coupon, 08/15/17	1,886
2,000	5.500%, 09/18/33	2,366
	Kingdom of Morocco, (Morocco),
200	Reg. S., 4.250%, 12/11/22	184
200	Reg. S., 5.500%, 12/11/42	169
300	Plurinational State of Bolivia, (Bolivia), Reg. S., 5.950%, 08/22/23	294
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	876
3,683	Province of Ontario, (Canada), 1.650%, 09/27/19	3,589
300	Province of Quebec, (Canada), Series A, 6.350%, 01/30/26	370
	Provincia de Buenos Aires, (Argentina),
300	Reg. S., 9.625%, 04/18/28	246
340	Reg. S., 10.875%, 01/26/21	306
100	Reg. S., 11.750%, 10/05/15	99
AUD 1,400	Queensland Treasury Corp., (Australia), Series 18, 6.000%, 02/21/18	1,389
250	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S., 7.000%, 08/16/19	270
	Republic of Argentina, (Argentina),
1,221	SUB, 2.500%, 12/31/38	504
158	7.000%, 10/03/15	155
651	8.280%, 12/31/33	517
396	Series 1, 8.750%, 06/02/17	371
171	Series X, 7.000%, 04/17/17	157
	Republic of Belarus, (Belarus),
227	Reg. S., 8.750%, 08/03/15	225
213	Reg. S., 8.950%, 01/26/18	209
38	Republic of Belize, (Belize), SUB, 5.000%, 02/20/38 (e)	23
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	176
100	7.375%, 01/27/17	116
100	7.375%, 03/18/19	121
240	7.375%, 09/18/37	292
240	8.125%, 05/21/24	310
370	10.375%, 01/28/33	547
	Republic of Croatia, (Croatia),
200	Reg. S., 6.250%, 04/27/17	212

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
200	6.375%, 03/24/21 (e)	207
100	Reg. S., 6.750%, 11/05/19	107
400	Republic of Ecuador, (Ecuador), Reg. S., 9.375%, 12/15/15	420
	Republic of El Salvador, (El Salvador),
203	Reg. S., 5.875%, 01/30/25 (e)	193
130	Reg. S., 7.375%, 12/01/19	139
185	Reg. S., 7.650%, 06/15/35	186
90	Reg. S., 7.750%, 01/24/23	97
59	Reg. S., 8.250%, 04/10/32	64
200	Republic of Guatemala, (Guatemala), 5.750%, 06/06/22 (e)	202
	Republic of Hungary, (Hungary),
60	4.125%, 02/19/18	60
502	5.375%, 02/21/23	492
380	5.750%, 11/22/23	375
473	6.250%, 01/29/20	506
316	6.375%, 03/29/21	338
168	7.625%, 03/29/41	180
	Republic of Iceland, (Iceland),
100	Reg. S., 4.875%, 06/16/16	104
100	5.875%, 05/11/22 (e)	103
	Republic of Indonesia, (Indonesia),
410	Reg. S., 5.875%, 03/13/20	440
200	Reg. S., 6.750%, 03/10/14	202
480	Reg. S., 7.750%, 01/17/38	547
320	Reg. S., 11.625%, 03/04/19	430
590	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	496
550	Republic of Ivory Coast, (Ivory Coast), Reg. S., SUB, 5.750%, 12/31/32	491
	Republic of Lebanon, (Lebanon),
200	6.375%, 03/09/20	203
1,027	Reg. S., 8.250%, 04/12/21	1,145
70	9.000%, 03/20/17	78
	Republic of Lithuania, (Lithuania),
375	5.125%, 09/14/17 (e)	409
130	Reg. S., 5.125%, 09/14/17	142
140	6.125%, 03/09/21 (e)	158
200	Reg. S., 6.625%, 02/01/22	234
109	Reg. S., 7.375%, 02/11/20	131
406	Republic of Pakistan, (Pakistan), Reg. S., 6.875%, 06/01/17	395
	Republic of Panama, (Panama),
240	6.700%, 01/26/36	266
220	9.375%, 04/01/29	305
200	Republic of Paraguay, (Paraguay), 4.625%, 01/25/23 (e)	188
	Republic of Peru, (Peru),
114	5.625%, 11/18/50	113
PEN 439	Reg. S., 6.950%, 08/12/31	161
200	7.125%, 03/30/19	240
216	7.350%, 07/21/25	273
60	8.375%, 05/03/16	69
398	8.750%, 11/21/33	556
	Republic of Philippines, (Philippines),
100	6.375%, 10/23/34	118
130	6.500%, 01/20/20	154
390	7.750%, 01/14/31	515
100	9.500%, 02/02/30	150
210	10.625%, 03/16/25	325
249	Republic of Poland, (Poland), 5.000%, 03/23/22	266
	Republic of Romania, (Romania),
110	4.375%, 08/22/23 (e)	106
516	Reg. S., 6.750%, 02/07/22 (e)	583
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	299
60	Reg. S., SUB, 6.750%, 11/01/24	59
200	Reg. S., 7.250%, 09/28/21	209
	Republic of South Africa, (South Africa),
390	4.665%, 01/17/24	375
100	5.500%, 03/09/20	107
330	5.500%, 03/09/20	354
ZAR 13,700	7.250%, 01/15/20	1,324
	Republic of Sri Lanka, (Sri Lanka),
500	Reg. S., 6.250%, 10/04/20 (e)	486
	Republic of Turkey, (Turkey),
200	4.875%, 04/16/43	160
200	6.250%, 09/26/22	213
474	6.750%, 04/03/18	528
115	6.875%, 03/17/36	120
170	7.000%, 03/11/19	191
90	7.000%, 06/05/20	101
100	7.500%, 07/14/17	114
	Republic of Ukraine, (Ukraine),
735	Reg. S., 6.580%, 11/21/16 (e)	652
100	Reg. S., 7.750%, 09/23/20	88
230	Republic of Uruguay, (Uruguay), 7.625%, 03/21/36	279
	Republic of Venezuela, (Venezuela),
228	Reg. S., 6.000%, 12/09/20	148
171	7.650%, 04/21/25	111
65	Reg. S., 7.750%, 10/13/19	48
175	Reg. S., 8.250%, 10/13/24	118

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
99		Reg. S., 9.000%, 05/07/23	70
300		Republic of Vietnam, (Vietnam), Reg. S., 6.750%, 01/29/20	323
		Russian Federation, (Russia),
400		3.250%, 04/04/17 (e)	418
1,003		Reg. S., SUB, 7.500%, 03/31/30	1,175
RUB 5,500		8.150%, 02/03/27	169
160		Reg. S., 12.750%, 06/24/28	274
200		Slovak Republic, (Slovakia), Reg. S., 4.375%, 05/21/22	206
AUD 1,500		South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,471
EUR 1,430		Spain Government Bond, (Spain), 4.500%, 01/31/18	2,100
		United Mexican States, (Mexico),
140		3.625%, 03/15/22	139
116		4.000%, 10/02/23	115
162		4.750%, 03/08/44	142
200		5.625%, 01/15/17	223
206		5.750%, 10/12/10	186
160		6.050%, 01/11/40	171

		Total Foreign Government Securities (Cost $48,395)	46,768

Mortgage Pass-Through Securities — 9.9%
		Federal Home Loan Mortgage Corp.,
49		ARM, 2.000%, 08/01/36	52
255		ARM, 2.208%, 10/01/36	272
82		ARM, 2.335%, 05/01/37	88
475		ARM, 2.445%, 10/01/37	504
223		ARM, 2.915%, 03/01/36	238
653		ARM, 3.273%, 03/01/36	701
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,904		4.000%, 02/01/26	4,142
368		4.500%, 10/01/18	390
40		5.000%, 05/01/18	42
3,708		5.500%, 01/01/21 - 12/01/24	4,047
293		6.000%, 11/01/21	314
53		6.500%, 07/01/14	53
40		7.500%, 01/01/17	43
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
8,729		4.000%, 01/01/32	9,233
2,811		6.000%, 02/01/28	3,097
533		6.500%, 11/01/22	591
271		7.000%, 01/01/27	307
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
110		4.000%, 09/01/33	115
1,938		4.500%, 05/01/41	2,066
32		6.000%, 02/01/29	36
683		6.500%, 01/01/24 - 11/01/36	763
693		7.000%, 09/01/24 - 10/01/36 (m)	768
79		7.500%, 10/01/19 - 02/01/27	87
97		8.000%, 08/01/27	114
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,711		7.500%, 01/01/32 - 12/01/36	1,984
346		10.000%, 10/01/30	404
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
14,849		3.500%, 09/01/32 - 06/01/42	15,006
4,236		4.000%, 06/01/42 - 10/01/42	4,370
28		7.000%, 12/01/14 - 03/01/16	29
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	7.500%, 02/01/17	—	(h)
2		12.000%, 08/01/15 - 07/01/19	2
–	(h)	13.000%, 06/01/14	—	(h)
		Federal National Mortgage Association,
128		ARM, 1.703%, 07/01/37	134
223		ARM, 2.044%, 07/01/37	230
90		ARM, 2.331%, 04/01/37	96
272		ARM, 2.397%, 05/01/35	287
177		ARM, 2.403%, 01/01/34	187
443		ARM, 2.582%, 04/01/37	473
327		ARM, 2.601%, 03/01/37	350
23		ARM, 2.625%, 10/01/33	23
103		ARM, 4.480%, 01/01/23	113
		Federal National Mortgage Association, 15 Year, Single Family,
2,515		3.500%, 09/01/18 - 07/01/19	2,653
606		4.000%, 07/01/18 - 10/01/18	645
193		4.500%, 07/01/18	205
1,992		5.000%, 05/01/18 - 07/01/25	2,150
99		5.500%, 08/01/17	105
806		6.000%, 01/01/14 - 08/01/22	865
2		8.000%, 01/01/16	2
		Federal National Mortgage Association, 20 Year, Single Family,
917		3.500%, 12/01/30	926
536		6.000%, 04/01/24	590
455		6.500%, 11/01/18	504

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, Single Family,
2,082	5.000%, 10/01/39 - 08/01/40	2,283
1,038	5.500%, 12/01/28 - 09/01/34	1,139
4,921	6.000%, 03/01/34 - 08/01/37	5,490
1,430	6.500%, 04/01/28 - 10/01/38	1,590
1,035	7.000%, 03/01/28 - 04/01/37	1,177
293	7.500%, 10/01/26 - 11/01/38	318
4,238	8.000%, 08/01/22 - 12/01/36	5,187
44	8.500%, 10/01/25 - 12/01/25	50
4	9.000%, 01/01/19 - 04/01/25	4
3	12.500%, 01/01/16	3
	Federal National Mortgage Association, Other,
3,931	VAR, 0.529%, 01/01/23	3,925
3,031	1.829%, 02/01/20	2,997
1,860	2.211%, 04/01/19	1,882
3,945	2.490%, 01/01/23	3,756
7,500	2.521%, 02/01/23	7,146
4,142	2.593%, 01/01/23	3,973
3,900	2.738%, 03/01/23	3,773
1,498	2.841%, 03/01/22	1,486
1,750	3.482%, 11/01/20	1,827
1,680	3.492%, 01/01/18	1,797
78,950	3.500%, 05/01/32 - 06/01/43	80,023
1,573	3.590%, 10/01/20	1,662
1,458	3.738%, 06/01/18	1,589
1,607	3.782%, 12/01/21	1,684
1,597	3.810%, 01/01/19	1,710
1,000	3.895%, 09/01/21	1,059
8,403	4.000%, 07/01/42	8,697
1,275	4.195%, 07/01/21	1,370
2,085	4.319%, 12/01/19	2,277
3,000	4.399%, 02/01/20	3,310
3,784	4.402%, 12/01/19	4,147
6,241	4.484%, 06/01/21	6,802
642	4.500%, 01/01/20	683
2,390	4.515%, 02/01/20	2,633
1,939	4.794%, 01/01/21	2,149
511	5.000%, 12/01/32 - 08/01/33	547
371	5.500%, 09/01/17	391
163	6.500%, 04/01/36 - 07/01/36	181
	Government National Mortgage Association II, 30 Year, Single Family,
5,021	6.000%, 11/20/32 - 09/20/38	5,592
1,617	6.500%, 02/20/29 - 10/20/39	1,835
3,756	7.000%, 06/20/32 - 01/20/39	4,420
349	7.500%, 08/20/25 - 05/20/32	405
846	8.000%, 08/20/26 - 09/20/31	1,034
558	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	612
	Government National Mortgage Association, 30 Year, Single Family,
274	6.500%, 02/15/28 - 10/15/29	312
95	7.000%, 02/15/24 - 11/15/27	103
89	7.250%, 09/15/21 - 01/15/28	94
52	7.500%, 10/15/22 - 02/15/27	55
5	7.750%, 02/15/27	5
2	8.500%, 11/15/25	2
68	9.000%, 04/15/16 - 01/15/25	72
4	10.000%, 11/15/20	4
1	13.000%, 01/15/15	1

	Total Mortgage Pass-Through Securities (Cost $249,654)	245,659

Municipal Bonds — 0.4% (t)
	California — 0.1%
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,174
774	University of California, Series AD, Rev., 4.858%, 05/15/12	690

		1,864

	Illinois — 0.0% (g)
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,799

	New York — 0.2%
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	608
1,165	Series H, Rev., 5.389%, 03/15/40	1,298
1,450	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	1,606
895	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	792

		4,304

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,279

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
	Ohio — Continued
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	1,358

		2,637

	Total Municipal Bonds (Cost $10,351)	10,604

Preferred Securities — 0.2% (x)
	Financials — 0.2%
	Commercial Banks — 0.1%
1,220	Wachovia Capital Trust III, VAR, 5.570%, 01/02/14	1,135

	Diversified Financial Services — 0.1%
2,725	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	3,011
581	Citigroup, Inc., VAR, 5.950%, 01/30/23	543

		3,554

	Insurance — 0.0% (g)
1,075	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	1,107

	Total Preferred Securities (Cost $5,875)	5,796

Supranational — 0.2%
1,000	African Development Bank, 8.800%, 09/01/19	1,330
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,314
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,177

	Total Supranational (Cost $3,777)	3,821

U.S. Government Agency Securities — 1.5%
385	Federal Home Loan Mortgage Corp., 6.750%, 09/15/29	517
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	7,016
1,500	5.625%, 07/15/37	1,840
1,000	8.200%, 03/10/16	1,174
	Federal National Mortgage Association STRIPS,
1,000	11/15/21	786
1,275	05/15/30	622
	Financing Corp. Fico,
3,100	Zero Coupon, 11/30/17	2,929
1,000	Zero Coupon, 05/11/18	933
1,285	Zero Coupon, 04/05/19	1,158
1,500	Zero Coupon, 09/26/19	1,325
347	New Valley Generation II, 5.572%, 05/01/20	390
595	New Valley Generation V, 4.929%, 01/15/21	660
	Residual Funding Corp. STRIPS,
11,175	Zero Coupon, 07/15/20	9,503
2,770	Zero Coupon, 10/15/20	2,325
	Tennessee Valley Authority,
902	4.625%, 09/15/60	825
2,103	5.250%, 09/15/39	2,278
1,610	5.880%, 04/01/36	1,898
500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	307

	Total U.S. Government Agency Securities (Cost $36,192)	36,486

U.S. Treasury Obligations — 12.6%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	82
9,250	3.625%, 08/15/43	8,944
10,555	4.375%, 02/15/38	11,757
8,400	4.500%, 02/15/36	9,547
3,890	4.500%, 05/15/38	4,414
5,000	5.000%, 05/15/37	6,081
2,500	5.250%, 02/15/29	3,077
1,000	5.500%, 08/15/28	1,260
4,250	6.375%, 08/15/27	5,769
3,600	7.125%, 02/15/23	4,961
7,200	7.250%, 08/15/22 (m)	9,939
4,800	7.500%, 11/15/24	6,930
2,625	7.875%, 02/15/21	3,648
13,600	8.125%, 05/15/21 (m)	19,234
10,000	8.125%, 08/15/21 (m)	14,212
5,000	8.500%, 02/15/20	6,991
6,000	8.750%, 08/15/20	8,595
6,905	8.875%, 08/15/17 (m)	8,923
	U.S. Treasury Bonds STRIPS,
6,916	02/15/17	6,760
11,239	08/15/17 (m)	10,859
12,920	11/15/17 (m)	12,404
4,000	02/15/18	3,815
1,606	08/15/18	1,509
185	08/15/19	168
6,611	05/15/20	5,817
7,775	02/15/21	6,603
15,000	05/15/21 (m)	12,594
22,000	11/15/21 (m)	18,052
5,000	08/15/22	3,959
5,000	11/15/22	3,910
4,000	08/15/24	2,870

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
5,000		11/15/24	3,541
2,900		02/15/25	2,025
6,315		02/15/27	3,991
8,000		11/15/27	4,873
2,615		02/15/28	1,573
1,000		U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	1,954
4,900		U.S. Treasury Inflation Indexed Note, 1.250%, 04/15/14	5,438
		U.S. Treasury Notes,
50		0.250%, 03/31/14 (k)	50
10,600		0.875%, 07/31/19	10,155
4,750		1.125%, 05/31/19	4,636
2,665		1.375%, 11/30/18	2,668
2,000		1.375%, 01/31/20	1,947
2,765		1.500%, 08/31/18	2,793
2,000		1.750%, 10/31/18	2,041
100		2.000%, 04/30/16	104
2,000		2.125%, 08/15/21	1,980
11,000		2.250%, 11/30/17 (m)	11,546
130		2.625%, 04/30/16	137
7,115		2.875%, 03/31/18	7,642
1,000		3.125%, 10/31/16	1,074
5,654		3.125%, 05/15/19	6,129
1,250		3.250%, 03/31/17	1,354
8,000		4.250%, 11/15/17 (m)	9,015
2,860		4.750%, 08/15/17	3,266

		Total U.S. Treasury Obligations (Cost $300,299)	313,616

SHARES
Common Stocks — 0.5%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
33		General Motors Co. (a)	1,289

		Media — 0.0% (g)
–	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	25

		Specialty Retail — 0.0% (g)
40		Neebo, Inc. (a) (i)	252

		Total Consumer Discretionary	1,566

		Financials — 0.1%
		Diversified Financial Services — 0.1%
215		Capmark Financial Group, Inc.	1,262
7		Somerset Cayuga Holding Co., Inc. (a) (i)	184

		Total Financials	1,446

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	8

		Materials — 0.3%
		Chemicals — 0.0% (g)
–	(h)	LyondellBasell Industries N.V., Class A	2

		Construction Materials — 0.2%
237		U.S. Concrete, Inc. (a)	5,521

		Containers & Packaging — 0.0%
9		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
21		New Holdco (a) (i)	1,794

		Total Materials	7,317

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
54		Dynegy, Inc. (a)	1,156

		Total Common Stocks (Cost $10,147)	11,493

Preferred Stocks — 0.4%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
28		General Motors Co., Series B, 4.750%, 12/01/13	1,154

		Financials — 0.3%
		Commercial Banks — 0.0% (g)
15		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) (a) @	807

		Consumer Finance — 0.1%
4		Ally Financial, Inc., 7.000%, 01/02/14 ($1,000 par value) (a) (e) @	3,841

		Diversified Financial Services — 0.1%
14		Citigroup Capital XIII, VAR, 7.875%, 10/30/40 ($25 par value) (a)	395
1		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 (a) (e) @	1,046

			1,441

		Insurance — 0.1%
11		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($25 par value) (a)	319

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — Continued
	Insurance — Continued
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.364%, 12/30/13 ($1,000 par value) (a) @	2,029

		2,348

	Total Financials	8,437

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
17	Carriage Services Capital Trust, 7.000%, 06/01/29 ($50 par value) (a)	835

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A, 11.000% (a) (i)	—

	Total Preferred Stocks (Cost $10,434)	10,426

PRINCIPAL AMOUNT
Loan Assignments — 1.1%
	Consumer Discretionary — 0.4%
	Automobiles — 0.0% (g)
885	Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	891

	Hotels, Restaurants & Leisure — 0.2%
349	American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	352
750	Bally Technologies, Inc., Term B Loan, VAR, 08/15/20 ^	754
1,217	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.488%, 01/28/18	1,156
1,125	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	1,129
	Hilton Worldwide Finance LLC, Initial Term Loan,
637	VAR, 4.000%, 10/26/20	639
232	VAR, 4.000%, 10/26/20	232
217	VAR, 4.000%, 10/26/20	218
	Scientific Games Corp., Initial Term Loan,
114	VAR, 4.250%, 10/18/20	114
117	VAR, 4.250%, 10/18/20	117
19	VAR, 4.250%, 10/18/20	19

		4,730

	Media — 0.2%
1,257	Clear Channel Communications, Inc., Term Loan B, VAR, 3.814%, 01/29/16	1,209
749	Clear Channel Communications, Inc., Term Loan D, VAR, 6.914%, 01/23/19	706
	MTL Publishing LLC, Term B Loan,
59	VAR, 4.250%, 06/29/18	59
15	VAR, 4.250%, 06/29/18	15
	R.H. Donnelley, Inc., Exit Term Loan,
1,160	VAR, 9.750%, 12/31/16 ^	716
1,287	VAR, 9.750%, 12/31/16 ^	794
853	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	873
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	52

		4,424

	Specialty Retail — 0.0% (g)
	Gymboree Corp. (The), Initial Term Loan (A & R),
662	VAR, 5.000%, 02/23/18	642
18	VAR, 5.000%, 02/23/18	17

		659

	Total Consumer Discretionary	10,704

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,198
1,189	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	1,194

		2,392

	Food Products — 0.0% (g)
600	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18 ^	603
	High Liner Foods, Inc., Term Loan,
5	VAR, 4.750%, 12/19/17	5
218	VAR, 4.750%, 12/19/17	218

		826

	Household Products — 0.1%
948	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	938

	Total Consumer Staples	4,156

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
564	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	567

	Financials — 0.1%
	Consumer Finance — 0.0% (g)
650	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	651

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Diversified Financial Services — 0.0% (g)
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
11	VAR, 4.250%, 10/01/19	11
5	VAR, 4.250%, 10/01/19	5
7	VAR, 4.250%, 10/01/19	8
127	VAR, 4.250%, 10/01/19	127
92	VAR, 4.250%, 10/01/19	92
48	VAR, 4.250%, 10/01/19	48
12	VAR, 4.250%, 10/01/19	12
12	VAR, 4.250%, 10/01/19	12

		315

	Real Estate Management & Development — 0.1%
4,170	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	4,149

	Total Financials	5,115

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
124	Kinetic Concepts, Inc., Dollar Term D-1 Loan, VAR, 4.500%, 05/04/18	125

	Health Care Providers & Services — 0.1%
847	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	837

	Pharmaceuticals — 0.0% (g)
172	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	173

	Total Health Care	1,135

	Industrials — 0.1%
	Aerospace & Defense — 0.1%
384	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	387

	Building Products — 0.0% (g)
321	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	321

	Marine — 0.0% (g)
379	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	384

	Total Industrials	1,092

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
645	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	651

	IT Services — 0.0% (g)
135	First Data Corp., Term Loan, VAR, 4.166%, 09/24/18	135

	Total Information Technology	786

	Materials — 0.1%
	Chemicals — 0.1%
230	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	231
500	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	503
	Tronox Ltd., Term Loan,
88	VAR, 4.500%, 03/19/20	89
100	VAR, 4.500%, 03/19/20	102

		925

	Metals & Mining — 0.0% (g)
304	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	284

	Total Materials	1,209

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
	Cincinnati Bell, Tranche B Term Loan,
115	VAR, 4.000%, 09/10/20	115
115	VAR, 4.000%, 09/10/20	115
115	VAR, 4.000%, 09/10/20	115

	Total Telecommunication Services	345

	Utilities — 0.1%
	Electric Utilities — 0.1%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
264	VAR, 4.668%, 10/10/17	182
695	VAR, 4.739%, 10/10/17	481
1,158	VAR, 4.739%, 10/10/17	801
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
258	VAR, 3.668%, 10/10/14	185
1,163	VAR, 3.739%, 10/10/14	836
696	VAR, 3.739%, 10/10/14	500

	Total Utilities	2,985

	Total Loan Assignments (Cost $31,984)	28,094

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
67	expiring 7/10/2016 (Strike Price $10.00) (a)	1,931
67	expiring 7/10/2019 (Strike Price $18.33) (a)	1,413

		3,344

	Specialty Retail — 0.0%
13	Neebo, Inc., expiring 06/20/2019 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	3,344

	Industrials — 0.0%
	Marine — 0.0%
1	General Maritime Corp., expiring 05/17/2017 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2,389)	3,344

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
27,143	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $27,143)	27,143

	Total Investments — 99.4% (Cost $2,425,158)	2,476,271
	Other Assets in Excess of Liabilities — 0.6%	13,564

	NET ASSETS — 100.0%	$2,489,835

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	U.S. Long Bond	03/20/14	915	1
4	2 Year U.S. Treasury Note	03/31/14	881	—	(h)
4	5 Year U.S. Treasury Note	03/31/14	484	1
	Short Futures Outstanding
(12)	10 Year U.S. Treasury Note	03/20/14	(1,504)	—	(h)

				2

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
105,000	EUR	Goldman Sachs International	12/06/13	145	143	(2)

3,100,000	MXN	Deutsche Bank AG	12/30/13	233	236	3
2,400,000	MXN	Goldman Sachs International	12/30/13	182	182	— (h)

840,000	ZAR	Goldman Sachs International	12/06/13	86	83	(3)

				646	644	(2)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100,000	AUD	Union Bank of Switzerland AG	12/06/13	2,773	2,821	(48)

3,000,000	EUR	Union Bank of Switzerland AG	12/06/13	3,999	4,076	(77)

104,000,000	JPY	Royal Bank of Canada	12/10/13	1,052	1,015	37

2,750,000	MXN	Citibank, N.A.	12/30/13	208	209	(1)
2,750,000	MXN	Goldman Sachs International	12/30/13	211	210	1

15,000,000	ZAR	Union Bank of Switzerland AG	12/06/13	1,491	1,472	19

				9,734	9,803	(69)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2013.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of November 30, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PEN	—	Peru Nuevo Sol
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
ZAR	—	South African Rand
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		Defaulted Security.
(e)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)		All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)		The rate shown is the current yield as of November 30, 2013.
(m)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)		The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)		Securities are perpetual and, thus, does not have a predetermined maturity date. The coupon rate for the securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2013.
@		The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2013.
^		All or a portion of the security is unsettled as of November 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	103,029
Aggregate gross unrealized depreciation	(51,916)

Net unrealized appreciation/depreciation	51,113

Federal income tax cost of investments	2,425,158

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,289	$—	$277		$1,566
Financials	1,262	184	—		1,446
Industrials	—	—	8		8
Materials	5,523	—	1,794		7,317
Utilities	1,156	—	—		1,156

Total Common Stocks	9,230	184	2,079		11,493

Preferred Stocks
Consumer Discretionary	—	1,154	—		1,154
Financials	714	7,723	—		8,437
Health Care	835	—	—		835
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	1,549	8,877	—	(a)	10,426

Debt Securities
Asset-Backed Securities	—	115,878	91,376		207,254
Collateralized Mortgage Obligations
Agency CMO	—	255,608	3,865		259,473
Non-Agency CMO	—	124,115	39,981		164,096

Total Collateralized Mortgage Obligations	—	379,723	43,846		423,569

Commercial Mortgage-Backed Securities	—	180,046	37,159		217,205
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	839		839

Total Convertible Bonds	—	—	839		839

Corporate Bonds
Consumer Discretionary	—	84,900	225		85,125
Consumer Staples	—	50,262	—		50,262
Energy	—	109,584	—		109,584
Financials	—	248,731	—		248,731
Health Care	—	43,855	—		43,855
Industrials	—	87,841	7,897		95,738
Information Technology	—	40,486	—		40,486
Materials	—	54,764	1,810		56,574
Telecommunication Services	—	82,777	—		82,777
Utilities	—	71,016	6		71,022

Total Corporate Bonds	—	874,216	9,938		884,154

Foreign Government Securities	—	46,428	340		46,768

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Mortgage Pass-Through Securities	$—	$245,659	$—		$245,659
Municipal Bonds	—	10,604	—		10,604
Preferred Securities Financials	—	5,796	—		5,796
Supranational	—	3,821	—		3,821
U.S. Government Agency Securities	—	36,486	—		36,486
U.S. Treasury Obligations	—	313,616	—		313,616
Loan Assignments
Consumer Discretionary	—	10,652	52		10,704
Consumer Staples	—	4,156	—		4,156
Energy	—	567	—		567
Financials	—	966	4,149		5,115
Health Care	—	1,135	—		1,135
Industrials	—	1,092	—		1,092
Information Technology	—	786	—		786
Materials	—	1,209	—		1,209
Telecommunication Services	—	345	—		345
Utilities	—	2,985	—		2,985

Total Loan Assignments	—	23,893	4,201		28,094

Warrants
Consumer Discretionary	3,344	—	—	(a)	3,344
Industrials	—	—	—	(a)	—	(a)

Total Warrants	3,344	—	—	(a)	3,344

Short-Term Investment
Investment Company	27,143	—	—		27,143

Total Investments in Securities	$41,266	$2,245,227	$189,778		$2,476,271

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$60	$—		$60
Futures Contracts	2	—	—		2

Total Appreciation in Other Financial Instruments	$2	$60	$—		$62

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(131)	$—		$(131)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Core Plus Bond Fund

	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$69,320		$447	$(183)	$35	$51,286	$(31,636)	$6,834	$(4,727)	$91,376
Collateralized Mortgage Obligations
Agency CMO	28,695		(66)	(309)	(823)	—	(79)	745	(24,298)	3,865
Non-Agency CMO	26,591		142	(376)	(126)	30,364	(9,930)	1,418	(8,102)	39,981
Commercial Mortgage-Backed Securities	57,873		(18)	(174)	(2,131)	9,407	(8,244)	—	(19,554)	37,159
Common Stocks – Consumer Discretionary	114		18	172	—	172	(199)	—	—	277
Common Stocks – Consumer Staples	—	(a)	(137)	137	—	—	—	—	—	—
Common Stocks – Financials	155		—	1	—	—	—	—	(156)	—
Common Stocks – Industrials	263		22	(8)	—	—	(269)	—	—	8
Common Stocks – Materials	1,970		(240)	250	—	—	(186)	—	—	1,794
Convertible Bonds – Consumer Discretionary	194		(93)	(101)	—	—	—	—	—	—	(a)
Convertible Bonds – Financials	311		—	497	—	31	—	—	—	839
Corporate Bonds – Consumer Discretionary	2,717		(65)	503	(26)	24	(2,928)	—	—	225
Corporate Bonds – Consumer Staples	—	(a)	(194)	194	—	194	(194)	—	—	—
Corporate Bonds – Financials	202		—	—	—	—	—	—	(202)	—
Corporate Bonds – Industrials	8,834		99	(31)	15	997	(2,017)	—	—	7,897
Corporate Bonds – Materials	1,798		—	(13)	6	772	(753)	—	—	1,810
Corporate Bonds – Telecommunication Services	2,385		—	—	—	—	—	—	(2,385)	—
Corporate Bonds – Utilities	12		7	(6)	—	—	(7)	—	—	6
Foreign Government Securities – Foreign Government Securities	414		(80)	4	—	400	(398)	—	—	340
Loan Assignments – Consumer Discretionary	913		941	(861)	—	—	(941)	—	—	52
Loan Assignments – Financials	—		— (b)	(25)	— (b)	4,974	(800)	—	—	4,149
Preferred Stocks – Consumer Staples	—	(a)	(328)	328	—	—	—	—	—	—
Preferred Stocks – Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
U.S. Government Agency Securities – U.S. Government Agency Securities	1,121		—	—	—	—	—	—	(1,121)	—
Warrants – Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants – Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$203,882		$455	$(1)	$(3,050)	$98,621	$(58,581)	$8,997	$(60,545)	$189,778

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,152,000).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)
	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,794	Market Comparable Companies	EBITDA Multiple (a)	5.00x-5.50x (5.00x)
			Discount for lack of marketability (b)	10.00%-22.50% (10.00%)
	8	Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	252	Consensus Broker Pricing	Median Offered quote	$6.25 (N/A)

Common Stock	2,054
	0	Discounted Cash Flow	Discount for lack of marketability (b)	22.50% (N/A)
Preferred Stock	0
	344	Market Comparable Companies	EBITDA Multiple (a)	5.50x-6.80x (6.35x)
			Discount for lack of marketability (b)	22.50% (22.50%)
	0	Terms of Plan of Reorganization	Probability of Default	100% (N/A)

Corporate Bond	344
	87,944	Discounted Cash Flow	Liquidity Discount	4.50%-5.00% (4.75%)
			Implied Spread to Index	2.00%-2.50% (2.25%)
			Constant Prepayment Rate	0%-100.00% (18.44%)
			Constant Default Rate	0%-13.00% (1.63%)
			PSA Prepayment Model	287.00%-1,085.00% (408.98%)
			Yield (Discount Rate of Cash Flows)	(49.84%)-21.66% (4.25%)

Asset-Backed Securities	87,944
Warrants	0	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	90,342

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

# The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $99,436,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 43.5%
	Agency CMO — 43.5%
	Federal Home Loan Mortgage Corp. REMIC,
58	Series 1343, Class LA, 8.000%, 08/15/22	68
398	Series 1367, Class K, 5.500%, 09/15/22	435
76	Series 1591, Class E, 10.000%, 10/15/23	81
627	Series 1633, Class Z, 6.500%, 12/15/23	702
678	Series 1694, Class PK, 6.500%, 03/15/24	713
3,913	Series 1785, Class A, 6.000%, 10/15/23	4,278
224	Series 1999, Class PU, 7.000%, 10/15/27	258
336	Series 2031, Class PG, 7.000%, 02/15/28	384
1,025	Series 2035, Class PC, 6.950%, 03/15/28	1,185
803	Series 2064, Class PD, 6.500%, 06/15/28 (m)	909
613	Series 2095, Class PE, 6.000%, 11/15/28	686
274	Series 2152, Class BD, 6.500%, 05/15/29	296
1,378	Series 2162, Class TH, 6.000%, 06/15/29	1,540
72	Series 2345, Class PQ, 6.500%, 08/15/16	76
801	Series 2367, Class ME, 6.500%, 10/15/31	857
1,278	Series 2480, Class EJ, 6.000%, 08/15/32	1,437
2,634	Series 2562, Class PG, 5.000%, 01/15/18	2,799
3,377	Series 2611, Class QZ, 5.000%, 05/15/33	3,793
372	Series 2647, Class A, 3.250%, 04/15/32	385
1,254	Series 2651, Class VZ, 4.500%, 07/15/18	1,327
4,344	Series 2656, Class BG, 5.000%, 10/15/32	4,559
1,250	Series 2688, Class DG, 4.500%, 10/15/23	1,366
2,963	Series 2727, Class PE, 4.500%, 07/15/32	3,025
4,600	Series 2773, Class TB, 4.000%, 04/15/19	4,880
6,090	Series 2841, Class AT, 4.000%, 08/15/19	6,463
1,523	Series 2882, Class QD, 4.500%, 07/15/34	1,637
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,944
2,035	Series 2927, Class GA, 5.500%, 10/15/34	2,220
5,392	Series 2931, Class QD, 4.500%, 02/15/20	5,753
340	Series 2976, Class HP, 4.500%, 01/15/33	342
4,907	Series 3036, Class ND, 5.000%, 05/15/34 (m)	5,071
356	Series 3045, Class HN, 4.500%, 09/15/33	363
1,144	Series 3085, Class VS, HB, IF, 28.049%, 12/15/35	1,921
3,451	Series 3181, Class OP, PO, 07/15/36	3,215
3,882	Series 3188, Class GE, 6.000%, 07/15/26	4,255
14,457	Series 3325, Class JL, 5.500%, 06/15/37	15,884
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,730
4,802	Series 3413, Class B, 5.500%, 04/15/37	5,288
2,749	Series 3544, Class PC, 5.000%, 05/15/37	2,826
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,440
9,303	Series 3737, Class DG, 5.000%, 10/15/30	10,228
7,608	Series 3777, Class WA, 4.000%, 12/15/40	7,985
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,194
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,134
6,351	Series 3926, Class MW, 4.500%, 09/15/26	6,849
32,342	Series 3981, Class PA, 3.000%, 04/15/31	33,240
16,035	Series 4002, Class MV, 4.000%, 01/15/30	16,723
25,278	Series 4039, Class SA, IF, IO, 6.332%, 05/15/42	4,887
12,000	Series 4047, Class PB, 3.500%, 01/15/41	11,378
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,263
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,695
3,832	Series 4181, Class VA, 3.000%, 05/15/26	3,951
30,703	Series 4186, Class JE, 2.000%, 03/15/33	29,667
19,310	Series 4188, Class JG, 2.000%, 04/15/33	18,643
14,657	Series 4206, Class DA, 2.000%, 05/15/33	14,155
	Federal Home Loan Mortgage Corp. STRIPS,
59	Series 155, Class IO, IO, 7.000%, 11/01/23	12
23,320	Series 264, Class 30, 3.000%, 07/15/42	23,189
28,056	Series 267, Class 30, 3.000%, 08/15/42	26,742

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,094	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,416
2,353	Series T-54, Class 2A, 6.500%, 02/25/43	2,794
998	Series T-56, Class APO, PO, 05/25/43	938
877	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,008
	Federal National Mortgage Association REMIC,
60	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	66
30	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	31
190	Series 1993-110, Class H, 6.500%, 05/25/23	219
146	Series 1993-146, Class E, PO, 05/25/23	143
2,316	Series 1993-155, Class PJ, 7.000%, 09/25/23	2,688
27	Series 1993-205, Class H, PO, 09/25/23	24
40	Series 1993-217, Class H, PO, 08/25/23	37
30	Series 1993-228, Class G, PO, 09/25/23	27
802	Series 1994-37, Class L, 6.500%, 03/25/24	894
2,942	Series 1994-51, Class PV, 6.000%, 03/25/24	3,256
1,353	Series 1998-58, Class PC, 6.500%, 10/25/28	1,535
368	Series 2000-8, Class Z, 7.500%, 02/20/30	433
725	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	155
234	Series 2002-2, Class UC, 6.000%, 02/25/17	247
343	Series 2002-3, Class PG, 5.500%, 02/25/17	362
1,912	Series 2002-73, Class OE, 5.000%, 11/25/17	2,026
952	Series 2002-92, Class FB, VAR, 0.816%, 04/25/30	957
7,109	Series 2003-21, Class PZ, 4.500%, 03/25/33	7,730
283	Series 2003-67, Class SA, HB, IF, 44.421%, 10/25/31	685
571	Series 2003-74, Class VL, 5.500%, 11/25/22	573
7,741	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	8,104
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,173
4,623	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	5,050
9,977	Series 2004-7, Class JK, 4.000%, 02/25/19	10,523
1,974	Series 2004-46, Class QD, HB, IF, 23.336%, 03/25/34	2,929
2,326	Series 2004-54, Class FL, VAR, 0.566%, 07/25/34	2,329
4,252	Series 2004-60, Class PA, 5.500%, 04/25/34	4,611
8,142	Series 2004-97, Class B, 5.500%, 01/25/35	8,962
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,521
828	Series 2005-29, Class AK, 4.500%, 04/25/35	839
2,644	Series 2005-58, Class EP, 5.500%, 07/25/35	2,912
4,957	Series 2005-62, Class DX, 5.000%, 05/25/34	5,212
2,837	Series 2005-83, Class LA, 5.500%, 10/25/35	3,177
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	5,794
8,400	Series 2006-3, Class SB, IF, IO, 6.534%, 07/25/35	1,323
14,904	Series 2006-51, Class FP, VAR, 0.516%, 03/25/36	14,908
191	Series 2006-81, Class FA, VAR, 0.516%, 09/25/36	191
1,986	Series 2006-110, Class PO, PO, 11/25/36	1,841
7,223	Series 2007-76, Class PE, 6.000%, 08/25/37	8,035
1,516	Series 2009-89, Class A1, 5.410%, 05/25/35	1,609
62	Series 2010-4, Class SL, IF, 11.214%, 02/25/40	67
3,610	Series 2010-11, Class CB, 4.500%, 02/25/40	3,810
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,602
7,974	Series 2010-68, Class EP, 4.500%, 12/25/39	8,734
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,379
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	3,973

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
11,500		Series 2011-145, Class PB, 3.500%, 01/25/32	11,400
22,220		Series 2012-47, Class QE, 4.000%, 05/25/38	23,904
5,566		Series 2012-50, Class HY, 4.000%, 05/25/42	5,548
15,712		Series 2012-60, Class EP, 3.000%, 04/25/42	15,914
23,929		Series 2012-63, Class VA, 4.000%, 08/25/23	25,950
18		Series G92-35, Class EB, 7.500%, 07/25/22	21
131		Series G92-44, Class ZQ, 8.000%, 07/25/22	144
		Federal National Mortgage Association REMIC Trust,
256		Series 1999-W4, Class A9, 6.250%, 02/25/29	290
2,228		Series 2002-W7, Class A4, 6.000%, 06/25/29	2,466
1,048		Series 2003-W1, Class 1A1, VAR, 5.970%, 12/25/42	1,195
522		Series 2003-W1, Class 2A, VAR, 6.731%, 12/25/42	613
1,262		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	1,297
3,613		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,286
2,963		Series 2009-W1, Class A, 6.000%, 12/25/49	3,402
		Federal National Mortgage Association STRIPS,
2,776		Series 278, Class 1, VAR, 0.865%, 08/01/25	2,767
954		Series 278, Class 3, VAR, 0.938%, 11/01/23	970
955		Series 343, Class 23, IO, 4.000%, 10/01/18	60
		Government National Mortgage Association,
512		Series 1998-22, Class PD, 6.500%, 09/20/28	549
292		Series 1999-17, Class L, 6.000%, 05/20/29	310
2,894		Series 2001-10, Class PE, 6.500%, 03/16/31	3,300
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,771
2,597		Series 2003-59, Class XA, IO, VAR, 1.040%, 06/16/34	14
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,754
9,890		Series 2005-28, Class AJ, 5.500%, 04/20/35	10,966
1,929		Series 2008-15, Class NB, 4.500%, 02/20/38	2,075
7,616		Series 2008-40, Class SA, IF, IO, 6.233%, 05/16/38	1,361
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39 (m)	31,166
3,842		Series 2009-52, Class MA, 5.000%, 11/20/36	4,035
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,364
11,471		Series 2011-29, Class Z, 5.000%, 05/20/40	12,210

		Total Collateralized Mortgage Obligations (Cost $671,676)	681,280

Foreign Government Security — 0.4%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,548)	6,671

Mortgage Pass-Through Securities — 5.6%
		Federal Home Loan Mortgage Corp.,
5		ARM, 2.198%, 07/01/30	5
12		ARM, 2.206%, 02/01/19	13
164		ARM, 2.256%, 01/01/27	173
20		ARM, 2.321%, 04/01/30	21
61		ARM, 2.384%, 08/01/18	64
18		ARM, 2.405%, 03/01/18	19
1,922		ARM, 2.440%, 03/01/37	2,046
29		ARM, 2.750%, 06/01/18	29
60		ARM, 2.773%, 01/01/21	61
2		ARM, 2.893%, 01/01/20	2
36		ARM, 2.988%, 11/01/18	38
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
216		5.000%, 12/01/16	230
20		6.000%, 04/01/14	20
58		6.500%, 06/01/14	59
–	(h)	7.000%, 12/01/14	—	(h)
514		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	559

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,200		4.000%, 04/01/42	5,409
1,783		4.500%, 10/01/40	1,904
700		5.500%, 11/01/33	772
157		6.000%, 02/01/32	175
731		6.500%, 01/01/24 - 07/01/29	824
1,243		7.000%, 08/01/25 - 09/01/29 (m)	1,451
64		7.500%, 09/01/24 - 08/01/25	71
69		8.000%, 11/01/24 - 09/01/25	76
143		8.500%, 05/01/24 - 07/01/28	167
3		9.000%, 10/01/17 - 11/01/21	4
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
128		ARM, 2.207%, 11/01/27 - 11/01/40	132
39		ARM, 2.218%, 06/01/29	39
208		ARM, 2.250%, 06/01/17 - 08/01/30	216
23		ARM, 2.365%, 09/01/14	23
66		ARM, 2.510%, 07/01/17	68
100		ARM, 2.750%, 06/01/15 - 01/01/29	105
4		ARM, 3.000%, 07/01/27	4
80		ARM, 3.031%, 08/01/19	80
28		ARM, 3.075%, 08/01/19	28
52		ARM, 3.767%, 09/01/27	53
12		ARM, 5.994%, 04/01/19	13
13		ARM, 6.000%, 12/01/18	13
		Federal National Mortgage Association, 15 Year, Single Family,
5,712		4.000%, 04/01/19 - 09/01/25	6,082
1,680		4.500%, 03/01/19	1,790
839		5.500%, 11/01/16 - 03/01/18	888
		Federal National Mortgage Association, 20 Year, Single Family,
645		5.000%, 11/01/23	701
754		6.000%, 03/01/22	830
10		7.500%, 06/01/14 - 07/01/14	10
		Federal National Mortgage Association, 30 Year, Single Family,
4,268		3.500%, 05/01/42	4,311
6,835		4.000%, 02/01/42	7,133
911		4.500%, 03/01/38	971
2,626		5.000%, 11/01/33	2,901
16,879		5.500%, 02/01/29 - 05/01/36 (m)	18,698
2,548		6.000%, 07/01/36	2,868
548		6.500%, 06/01/26 - 04/01/32	623
3,936		7.000%, 02/01/24 - 03/01/35	4,664
202		7.500%, 03/01/30 - 04/01/30	222
96		10.000%, 10/01/16 - 11/01/21	105
		Federal National Mortgage Association, Other,
7,770		3.117%, 01/01/22	7,875
9,716		3.265%, 01/01/22	9,942
101		6.000%, 09/01/28	113
		Government National Mortgage Association II, 30 Year, Single Family,
272		8.000%, 11/20/26 - 11/20/27	331
		Government National Mortgage Association, 30 Year, Single Family,
11		6.000%, 10/15/23	12
652		6.500%, 06/15/23 - 02/15/24 (m)	728
297		7.000%, 12/15/22 - 06/15/28	320
363		7.500%, 02/15/22 - 02/15/28	405
158		8.000%, 07/15/22 - 08/15/26	181
369		9.000%, 06/15/16 - 11/15/24	417
11		9.500%, 08/15/16 - 09/15/20	12

		Total Mortgage Pass-Through Securities (Cost $84,302)	88,099

U.S. Government Agency Securities — 20.4%
		Federal Farm Credit Bank,
10,000		5.750%, 05/11/26	11,993
12,824		5.750%, 12/07/28	15,533
		Federal National Mortgage Association,
30,000		Zero Coupon, 10/09/19	25,660
10,000		6.250%, 05/15/29	12,750
		Federal National Mortgage Association STRIPS,
34,750		11/15/20	28,974
8,000		05/15/23	5,761
9,200		05/29/26	5,632
10,000		05/15/30	4,881
26,153		Financing Corp. STRIPS, 12/06/18	23,971
		Residual Funding Corp. STRIPS,
34,520		10/15/19	30,452
90,500		07/15/20	76,960
10,000		01/15/30	5,221
5,000		04/15/30	2,589
		Resolution Funding Corp. STRIPS,
50,000		07/15/20	42,386
15,000		04/15/28	8,554

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Tennessee Valley Authority STRIPS,
4,500	07/15/16	4,366
14,740	12/15/17	13,737

	Total U.S. Government Agency Securities (Cost $267,293)	319,420

U.S. Treasury Obligations — 26.6%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	24,625
20,000	5.250%, 02/15/29	24,616
2,500	7.125%, 02/15/23	3,445
13,140	7.250%, 05/15/16	15,342
3,935	7.250%, 08/15/22	5,432
3,635	8.000%, 11/15/21	5,160
3,190	8.875%, 08/15/17	4,122
1,020	9.000%, 11/15/18	1,397
	U.S. Treasury Bonds STRIPS,
1,900	08/15/15	1,892
600	08/15/15	598
1,190	05/15/16	1,179
72,500	05/15/20	63,948
	U.S. Treasury Notes,
35,000	0.250%, 05/15/15	35,021
25,000	0.625%, 05/31/17	24,857
25,000	1.000%, 11/30/19	23,898
25,000	2.000%, 04/30/16	25,971
20,000	2.000%, 11/15/21	19,506
25,000	2.000%, 02/15/22	24,250
25,000	2.625%, 08/15/20	26,029
55,000	2.625%, 11/15/20	57,058
25,000	4.250%, 11/15/17	28,172
1,020	4.750%, 08/15/17	1,165

	Total U.S. Treasury Obligations (Cost $392,708)	417,683

Short-Term Investment — 3.7%
	Investment Company — 3.7%
58,241	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $58,241)	58,241

	Total Investments — 100.2% (Cost $1,480,768)	1,571,394
	Liabilities in Excess of Other Assets — (0.2)%	(3,087)

	NET ASSETS — 100.0%	$1,568,307

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2013.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,466
Aggregate gross unrealized depreciation	(22,840)

Net unrealized appreciation/depreciation	$90,626
Federal income tax cost of investments	$1,480,768

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations Agency CMO	$—	$681,125	$155	$681,280
Foreign Government Securities	—	6,671	—	6,671
Mortgage Pass-Through Securities	—	88,099	—	88,099
U.S. Government Agency Securities	—	319,420	—	319,420
U.S. Treasury Obligations	—	417,683	—	417,683
Short-Term Investment
Investment Company	58,241	—	—	58,241

Total Investments in Securities	$58,241	$1,512,998	$155	$1,571,394

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
179	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.246%, 03/25/36	99
86	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.666%, 09/25/34 (i)	14
7,000	Unipac IX LLC, 13.000%, 05/15/16 (i)	6,946

	Total Asset-Backed Securities (Cost $7,172)	7,059

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
1,599	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.1%
	Diversified Financial Services — 0.1%
5,131	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	12,572

	Total Convertible Bonds (Cost $6,730)	12,572

Corporate Bonds — 81.4%
	Consumer Discretionary — 11.8%
	Auto Components — 0.4%
20,745	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	22,353
10,599	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	11,341
2,665	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	2,771
10,779	Stackpole International Intermediate/Stackpole International Powder/Stackpl, (Luxembourg), 7.750%, 10/15/21 (e)	11,237

		47,702

	Automobiles — 0.6%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
11,319	8.000%, 06/15/19	12,564
40,060	8.250%, 06/15/21	45,568
4,000	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	3,970
	Motors Liquidation Co.,
973	0.000%, 03/06/32 (i)	1
953	0.000%, 07/15/33 (i)	—	(h)
246	0.000%, 04/15/41 (i)	—	(h)
284	0.000%, 07/15/41 (i)	—	(h)
404	0.000%, 05/15/48 (i)	—	(h)
50	0.000%, 06/01/49 (i)	—	(h)
47	0.000%, 10/01/51 (i)	—	(h)
548	0.000%, 02/15/52 (i)	—	(h)
10,255	6.750%, 05/01/28 (d) (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		62,103

	Distributors — 0.3%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,923
9,005	7.000%, 05/20/22	9,748
3,273	LKQ Corp., 4.750%, 05/15/23 (e)	3,077
	VWR Funding, Inc.,
10,255	7.250%, 09/15/17	10,973
2,286	10.750%, 06/30/17 (e)	2,331

		36,052

	Diversified Consumer Services — 0.2%
	Service Corp. International,
430	4.500%, 11/15/20	415
2,179	5.375%, 01/15/22 (e)	2,201
6,630	7.000%, 05/15/19	7,094
7,970	8.000%, 11/15/21	9,136
3,435	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,641

		22,487

	Hotels, Restaurants & Leisure — 2.3%
6,725	Burger King Corp., 9.875%, 10/15/18	7,490
10,000	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	10,175
20,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	20,450
2,814	CCM Merger, Inc., 9.125%, 05/01/19 (e)	2,955
3,193	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21 (e)	3,129
20,497	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	12,606
5,000	DineEquity, Inc., 9.500%, 10/30/18	5,550
4,407	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	4,424
6,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	7,837
10,405	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	10,613

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Hotels, Restaurants & Leisure — Continued
5,485	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	5,842
	MGM Resorts International,
4,140	6.625%, 12/15/21	4,357
5,500	6.750%, 10/01/20	5,912
10,945	8.625%, 02/01/19	12,888
15,445	10.000%, 11/01/16	18,573
18,150	11.375%, 03/01/18	23,187
4,925	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	5,097
4,415	Penn National Gaming, Inc., 5.875%, 11/01/21 (e)	4,338
3,567	Real Mex Restaurants, Inc., 11.000%, 03/15/14 (i)	3,567
4,841	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	5,283
6,700	Sabre, Inc., 8.500%, 05/15/19 (e)	7,412
5,635	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	5,522
11,334	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	12,191
10,260	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	11,029
2,835	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	2,778
5,271	Station Casinos LLC, 7.500%, 03/01/21	5,627
19,572	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	21,676
5,030	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	5,646
8,270	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	8,932

		255,086

	Household Durables — 1.0%
3,153	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	3,137
11,672	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	12,168
3,755	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	3,736
	K. Hovnanian Enterprises, Inc.,
1,132	6.250%, 01/15/16	1,183
5,095	7.250%, 10/15/20 (e)	5,388
3,887	9.125%, 11/15/20 (e)	4,198
12,100	11.875%, 10/15/15	13,764
	KB Home,
1,000	8.000%, 03/15/20	1,102
2,110	9.100%, 09/15/17	2,469
11,678	Lennar Corp., 6.950%, 06/01/18	13,021
5,205	Series B, 12.250%, 06/01/17	6,715
9,802	M/I Homes, Inc., 8.625%, 11/15/18	10,586
3,740	Meritage Homes Corp., 7.150%, 04/15/20 (e)	4,039
	Standard Pacific Corp.,
8,565	8.375%, 05/15/18	9,978
6,090	8.375%, 01/15/21	7,004
1,544	10.750%, 09/15/16	1,868
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
2,032	5.250%, 04/15/21 (e)	1,961
4,252	7.750%, 04/15/20 (e)	4,656
7,306	WCI Communities, Inc., 6.875%, 08/15/21 (e)	7,178

		114,151

	Household Products — 0.1%
11,571	Jarden Corp., 7.500%, 05/01/17	13,393

	Internet & Catalog Retail — 0.4%
7,309	Netflix, Inc., 5.375%, 02/01/21 (e)	7,437
	Sitel LLC/Sitel Finance Corp.,
12,285	11.000%, 08/01/17 (e)	13,237
20,000	11.500%, 04/01/18	17,100

		37,774

	Media — 4.3%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8
1,450	8.125%, 07/15/03 (d)	11
3,175	9.375%, 11/15/09 (d)	24
3,500	10.875%, 10/01/10 (d)	26
30,147	Cablevision Systems Corp., 8.000%, 04/15/20	33,614
17,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 09/01/23 (e)	16,022
12,893	Cenveo Corp., 8.875%, 02/01/18	13,054
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
1,368	5.125%, 12/15/21 (e)	1,300
8,168	6.375%, 09/15/20 (e)	8,433
1,132	Clear Channel Communications, Inc., 9.000%, 12/15/19	1,155
	Clear Channel Worldwide Holdings, Inc.,
9,855	6.500%, 11/15/22	10,150
23,105	6.500%, 11/15/22	23,914
2,650	Series A, 7.625%, 03/15/20	2,769
36,451	Series B, 7.625%, 03/15/20	38,456

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Media — Continued
3,459	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	3,364
1,500	CSC Holdings LLC, 8.625%, 02/15/19	1,770
	DISH DBS Corp.,
8,124	5.000%, 03/15/23	7,738
5,183	5.125%, 05/01/20	5,222
15,855	5.875%, 07/15/22	16,053
39,145	6.750%, 06/01/21	42,179
16,987	7.875%, 09/01/19	19,662
5,390	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	5,727
10,430	Gannett Co., Inc., 6.375%, 10/15/23 (e)	10,873
	Gray Television, Inc.,
12,042	7.500%, 10/01/20	12,674
9,818	7.500%, 10/01/20 (e)	10,334
2,860	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	3,182
2,255	Interactive Data Corp., 10.250%, 08/01/18	2,481
11,425	Liberty Interactive LLC, 8.250%, 02/01/30	12,125
5,977	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	6,634
12,825	Media General, Inc., 11.750%, 02/15/17	13,883
7,295	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	7,942
7,165	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	7,577
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,598
5,240	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	5,292
	Sinclair Television Group, Inc.,
9,645	5.375%, 04/01/21	9,500
4,715	6.125%, 10/01/22	4,780
5,500	6.375%, 11/01/21 (e)	5,651
	Sirius XM Holdings, Inc.,
2,855	5.250%, 08/15/22 (e)	2,891
11,271	5.750%, 08/01/21 (e)	11,412
3,295	5.875%, 10/01/20 (e)	3,398
7,980	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	7,781
	Univision Communications, Inc.,
7,240	5.125%, 05/15/23 (e)	7,240
44,793	6.750%, 09/15/22 (e)	49,273
4,828	7.875%, 11/01/20 (e)	5,371
16,625	8.500%, 05/15/21 (e)	18,412
3,036	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	3,165

		477,120

	Multiline Retail — 0.3%
16,552	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/21 (e)	17,007
12,000	Sears Holdings Corp., 6.625%, 10/15/18	11,190

		28,197

	Specialty Retail — 1.7%
2,510	Asbury Automotive Group, Inc., 8.375%, 11/15/20	2,824
5,077	Chinos Intermediate Holdings A, Inc., PIK, 8.500%, 05/01/19 (e)	5,115
	Claire’s Stores, Inc.,
5,111	7.750%, 06/01/20 (e)	5,111
39,091	8.875%, 03/15/19	42,707
41,000	9.000%, 03/15/19 (e)	45,869
7,337	CST Brands, Inc., 5.000%, 05/01/23 (e)	7,062
12,000	Gymboree Corp. (The), 9.125%, 12/01/18	11,400
2,340	HT Intermediate Holdings Corp., PIK, 0.000%, 05/15/19 (e)	2,328
10,000	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	10,450
7,000	L Brands, Inc., 5.625%, 10/15/23	7,140
2,149	Neebo, Inc., 15.000%, 06/30/16 (e)	2,245
8,051	New Look Bondco I plc, (United Kingdom), 8.375%, 05/14/18 (e)	8,313
8,333	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 9.500%, 08/15/19 (e)	8,604
7,260	Radio Systems Corp., 8.375%, 11/01/19 (e)	7,950
3,694	Sally Holdings LLC/Sally Capital, Inc., 5.500%, 11/01/23	3,675
3,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	3,310
15,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	14,175

		188,278

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,200	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	4,526

	Trading Companies & Distributors — 0.2%
15,575	HD Supply, Inc., 7.500%, 07/15/20	16,509

	Total Consumer Discretionary	1,303,378

	Consumer Staples — 4.6%
	Beverages — 0.2%
	Constellation Brands, Inc.,
4,259	3.750%, 05/01/21	4,014
8,555	4.250%, 05/01/23	8,042
5,300	6.000%, 05/01/22	5,664

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Beverages — Continued
7,655	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	8,115

		25,835

	Food & Staples Retailing — 1.3%
	American Stores Co.,
3,600	7.100%, 03/20/28	4,320
4,000	8.000%, 06/01/26	5,120
5,171	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	5,359
11,455	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	11,111
4,029	Michael Foods Group, Inc., 9.750%, 07/15/18	4,392
	New Albertsons, Inc.,
15,490	7.450%, 08/01/29	12,818
300	7.750%, 06/15/26	251
15,999	8.000%, 05/01/31	13,319
2,831	8.700%, 05/01/30	2,463
	Rite Aid Corp.,
11,320	6.750%, 06/15/21	11,815
8,750	9.250%, 03/15/20	10,096
20,025	10.250%, 10/15/19	22,528
23,938	SUPERVALU, Inc., 8.000%, 05/01/16	26,601
14,995	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	16,457

		146,650

	Food Products — 1.5%
6,229	ARAMARK Corp., 5.750%, 03/15/20 (e)	6,494
21,168	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	23,126
4,355	Dean Foods Co., 7.000%, 06/01/16	4,878
35,000	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	33,687
	JBS USA LLC/JBS USA Finance, Inc.,
6,062	7.250%, 06/01/21 (e)	6,289
6,296	7.250%, 06/01/21 (e)	6,548
8,694	8.250%, 02/01/20 (e)	9,390
27,760	Pilgrim’s Pride Corp., 7.875%, 12/15/18	30,258
5,620	Post Holdings, Inc., 6.750%, 12/01/21 (e)	5,732
9,377	Smithfield Foods, Inc., 7.750%, 07/01/17	10,924
	Sun Merger Sub, Inc.,
18,956	5.250%, 08/01/18 (e)	19,809
4,325	5.875%, 08/01/21 (e)	4,476
5,700	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	5,843

		167,454

	Household Products — 1.5%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
31,000	5.750%, 10/15/20	31,775
15,600	6.875%, 02/15/21	16,848
7,633	7.125%, 04/15/19	8,167
27,331	7.875%, 08/15/19	30,337
10,525	8.500%, 05/15/18	11,130
11,125	9.000%, 04/15/19	11,904
30,314	9.875%, 08/15/19	33,649
1,300	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co., 8.250%, 02/15/21	1,369
3,742	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 (e)	3,985
9,199	Spectrum Brands, Inc., 6.750%, 03/15/20	9,866

		159,030

	Personal Products — 0.1%
4,863	Revlon Consumer Products Corp., 5.750%, 02/15/21 (e)	4,820

	Total Consumer Staples	503,789

	Energy — 13.9%
	Energy Equipment & Services — 2.5%
	Basic Energy Services, Inc.,
4,875	7.750%, 02/15/19	5,082
11,849	7.750%, 10/15/22	12,145
13,498	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	14,375
32,989	Key Energy Services, Inc., 6.750%, 03/01/21	33,731
6,600	Ocean Rig UDW, Inc., Reg. S., 9.500%, 04/27/16 (e)	7,046
	Oil States International, Inc.,
7,000	5.125%, 01/15/23	7,858
20,600	6.500%, 06/01/19	21,913
7,680	Parker Drilling Co., 7.500%, 08/01/20 (e)	8,064
17,958	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	19,215
7,815	Pioneer Energy Services Corp., 9.875%, 03/15/18	8,362
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21	5,924
11,195	6.625%, 11/15/20	11,951
14,800	Sea Trucks Group, (Nigeria), Reg. S., 9.000%, 03/26/18 (e)	14,171
	Seadrill Ltd., (Bermuda),
5,571	5.625%, 09/15/17 (e)	5,724
15,000	6.125%, 09/15/20 (e)	15,000
11,200	6.500%, 10/05/15	11,732
3,000	SESI LLC, 7.125%, 12/15/21	3,330

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Energy Equipment & Services — Continued
9,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	9,763
5,108	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21 (e)	5,338
15,744	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	16,728
38,631	Unit Corp., 6.625%, 05/15/21	40,563

		278,015

	Oil, Gas & Consumable Fuels — 11.4%
	Access Midstream Partners LP/ACMP Finance Corp.,
25,471	4.875%, 05/15/23	24,962
9,703	5.875%, 04/15/21	10,382
14,383	6.125%, 07/15/22	15,426
3,315	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	3,547
	Antero Resources Finance Corp.,
5,085	5.375%, 11/01/21 (e)	5,136
16,750	6.000%, 12/01/20	17,545
4,755	9.375%, 12/01/17	4,978
	Arch Coal, Inc.,
11,275	8.750%, 08/01/16	11,557
5,605	9.875%, 06/15/19	4,820
	Bill Barrett Corp.,
13,894	7.000%, 10/15/22	14,207
11,083	7.625%, 10/01/19	11,886
3,000	Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,173
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
5,740	7.625%, 01/15/22 (e)	5,783
2,976	9.625%, 08/01/20	3,311
	Chesapeake Energy Corp.,
4,111	3.250%, 03/15/16	4,173
10,400	5.375%, 06/15/21	10,738
8,900	5.750%, 03/15/23	9,211
16,166	6.125%, 02/15/21	17,378
2,100	6.625%, 08/15/20	2,352
8,120	6.875%, 11/15/20	9,125
3,000	7.250%, 12/15/18	3,450
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	14,369
21,255	Cimarex Energy Co., 5.875%, 05/01/22	22,424
13,087	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	14,396
3,288	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	3,559
	Comstock Resources, Inc.,
6,550	7.750%, 04/01/19	6,877
12,025	9.500%, 06/15/20	13,408
	Concho Resources, Inc.,
14,101	5.500%, 10/01/22	14,348
8,789	5.500%, 04/01/23	8,921
7,855	6.500%, 01/15/22	8,503
9,054	7.000%, 01/15/21	9,948
	CONSOL Energy, Inc.,
12,600	6.375%, 03/01/21	13,073
11,730	8.250%, 04/01/20	12,756
	Continental Resources, Inc.,
17,588	5.000%, 09/15/22	18,116
10,115	7.125%, 04/01/21	11,303
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22 (e)	9,296
6,667	7.750%, 04/01/19	7,234
12,356	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22	14,086
2,243	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22	2,221
6,445	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	6,735
4,950	El Paso LLC, 6.500%, 09/15/20	5,345
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,569
18,925	Energy Transfer Equity LP, 5.875%, 01/15/24	18,878
	Energy XXI Gulf Coast, Inc.,
13,875	7.500%, 12/15/21 (e)	14,534
2,064	9.250%, 12/15/17	2,301
27,800	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	31,970
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,655	6.875%, 05/01/19	7,171
6,302	7.750%, 09/01/22	7,090
12,831	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	13,408
	Genesis Energy LP/Genesis Energy Finance Corp.,
12,175	5.750%, 02/15/21	12,327
6,000	7.875%, 12/15/18	6,465
7,200	Halcon Resources Corp., 9.250%, 02/15/22 (e)	7,380
	Hilcorp Energy I LP/Hilcorp Finance Co.,
22,565	7.625%, 04/15/21 (e)	24,483
10,990	8.000%, 02/15/20 (e)	11,897

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels — Continued
	Holly Energy Partners LP/Holly Energy Finance Corp.,
7,994	6.500%, 03/01/20	8,374
5,200	8.250%, 03/15/18	5,512
	Kinder Morgan, Inc.,
5,746	5.000%, 02/15/21 (e)	5,698
5,746	5.625%, 11/15/23 (e)	5,653
	Kodiak Oil & Gas Corp., (Canada),
7,050	5.500%, 01/15/21 (e)	7,050
5,955	5.500%, 02/01/22 (e)	5,955
4,395	Laredo Petroleum, Inc., 7.375%, 05/01/22	4,758
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	7,972
6,396	5.500%, 02/15/23	6,524
9,088	6.250%, 06/15/22	9,747
324	6.500%, 08/15/21	350
17,060	6.750%, 11/01/20	18,467
9,131	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	9,291
	MEG Energy Corp., (Canada),
4,155	6.500%, 03/15/21 (e)	4,321
10,600	7.000%, 03/31/24 (e)	10,812
1,361	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	1,484
2,000	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	2,040
6,400	Navigator Holdings Ltd., 9.000%, 12/18/17 (e)	6,848
	Newfield Exploration Co.,
8,655	5.625%, 07/01/24	8,633
8,000	5.750%, 01/30/22	8,340
13,895	6.875%, 02/01/20	14,868
6,070	7.125%, 05/15/18	6,320
11,995	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	12,895
	Peabody Energy Corp.,
20,070	6.000%, 11/15/18	21,324
20,250	6.250%, 11/15/21	20,706
	Plains Exploration & Production Co.,
7,937	6.500%, 11/15/20	8,689
9,000	6.750%, 02/01/22	9,833
2,896	6.875%, 02/15/23	3,207
	QEP Resources, Inc.,
6,983	5.250%, 05/01/23	6,564
17,950	5.375%, 10/01/22	17,322
20,569	6.875%, 03/01/21	21,854
	Range Resources Corp.,
3,033	5.000%, 03/15/23	2,957
1,080	6.750%, 08/01/20	1,172
2,000	8.000%, 05/15/19	2,130
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23 (e)	3,814
8,000	5.500%, 04/15/23	7,860
12,345	6.500%, 07/15/21	13,209
	Rosetta Resources, Inc.,
12,200	5.625%, 05/01/21	12,246
14,795	5.875%, 06/01/22	14,832
12,516	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	12,891
26,415	Samson Investment Co., 10.500%, 02/15/20 (e)	28,561
10,100	SandRidge Energy, Inc., 7.500%, 03/15/21	10,580
6,876	SemGroup LP, 7.500%, 06/15/21 (e)	7,220
	SM Energy Co.,
9,600	5.000%, 01/15/24 (e)	9,264
13,315	6.500%, 11/15/21	14,247
17,280	6.500%, 01/01/23	18,317
22,659	6.625%, 02/15/19	24,018
27,608	Stone Energy Corp., 7.500%, 11/15/22	28,850
	Swift Energy Co.,
9,497	7.125%, 06/01/17	9,687
16,375	7.875%, 03/01/22	16,375
186	8.875%, 01/15/20	193
11,190	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	11,134
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	9,750
3,600	6.375%, 08/01/22	3,847
11,585	6.875%, 02/01/21	12,483
5,630	Teekay Corp., 8.500%, 01/15/20	6,080
3,565	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	3,708
23,900	W&T Offshore, Inc., 8.500%, 06/15/19	25,693
5,143	Western Refining, Inc., 6.250%, 04/01/21	5,143
19,340	Whiting Petroleum Corp., 5.000%, 03/15/19	19,775
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17	19,308
48,315	6.000%, 01/15/22	48,557

		1,258,843

	Total Energy	1,536,858

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Financials — 6.7%
	Capital Markets — 0.3%
	E*TRADE Financial Corp.,
1,275	6.000%, 11/15/17	1,351
9,350	6.375%, 11/15/19	10,005
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,133
6,389	5.875%, 03/15/22 (e)	6,549
5,560	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	5,963
5,735	Patriot Merger Corp., 9.000%, 07/15/21 (e)	6,008

		35,009

	Commercial Banks — 1.7%
6,640	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	6,980
	CIT Group, Inc.,
8,696	5.000%, 08/15/22	8,609
56,755	5.250%, 03/15/18	61,154
3,256	5.375%, 05/15/20	3,476
1,250	5.500%, 02/15/19 (e)	1,347
31,425	6.625%, 04/01/18 (e)	35,510
4,120	Regions Bank, 7.500%, 05/15/18	4,913
	Royal Bank of Scotland Group plc, (United Kingdom),
38,400	6.100%, 06/10/23	38,950
11,884	6.125%, 12/15/22	12,110
10,001	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S., VAR, 9.500%, 03/16/22	11,671

		184,720

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
5,100	6.250%, 12/01/17	5,706
37,488	7.500%, 09/15/20	43,955
18,265	8.000%, 03/15/20	21,918
56,694	8.000%, 11/01/31	67,607
3,879	Community Choice Financial, Inc., 10.750%, 05/01/19	3,374
	General Motors Financial Co., Inc.,
3,306	2.750%, 05/15/16 (e)	3,347
8,325	4.750%, 08/15/17 (e)	8,825

		154,732

	Diversified Financial Services — 1.5%
17,500	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	14,656
6,556	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	5,868
8,135	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	8,603
144,695	Capmark Financial Group, Inc., Escrow, 0.000%, 05/10/10 (d)	1,917
26,501	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	24,513
51,682	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	50,907
9,806	Highland Ranch, 6.700%, 09/01/20 (i)	7,551
6,324	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	6,368
6,226	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	6,452
6,150	MPH Intermediate Holding Co. 2, PIK, 9.125%, 08/01/18 (e)	6,365
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
1,764	6.500%, 07/01/21	1,676
6,193	6.500%, 06/01/22	5,837
6,659	7.875%, 10/01/20	6,908
6,375	9.625%, 05/01/19	7,172
9,930	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	10,005
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,556

		168,354

	Insurance — 1.2%
32,905	American International Group, Inc., VAR, 8.175%, 05/15/68	39,503
4,770	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	4,997
5,281	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	5,492
9,705	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	11,270
15,724	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	16,824
24,668	VAR, 10.750%, 06/15/58 (e)	37,249
12,083	Onex USI Acquisition Corp., 7.750%, 01/15/21 (e)	12,355
5,001	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	4,907

		132,597

	Real Estate Investment Trusts (REITs) — 0.3%
7,160	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	7,393
5,489	DuPont Fabros Technology LP, 5.875%, 09/15/21 (e)	5,654
5,665	Felcor Lodging LP, 6.750%, 06/01/19	6,061
7,237	iStar Financial, Inc., 9.000%, 06/01/17	8,467

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — Continued
3,494	Potlatch Corp., 7.500%, 11/01/19	3,948

		31,523

	Real Estate Management & Development — 0.3%
10,025	CBRE Services, Inc., 6.625%, 10/15/20	10,677
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19	10,086
8,288	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	8,122

		28,885

	Thrifts & Mortgage Finance — 0.0% (g)
4,146	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	4,208

	Total Financials	740,028

	Health Care — 7.4%
	Health Care Equipment & Supplies — 1.0%
	Alere, Inc.,
3,858	6.500%, 06/15/20	3,954
250	7.250%, 07/01/18	274
	Biomet, Inc.,
23,070	6.500%, 08/01/20	24,454
17,405	6.500%, 10/01/20	18,102
7,380	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e)	7,574
30,322	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	34,112
12,350	Hologic, Inc., 6.250%, 08/01/20	13,029
	Mallinckrodt International Finance S.A., (Luxembourg),
2,067	3.500%, 04/15/18 (e)	2,056
5,458	4.750%, 04/15/23 (e)	5,115
2,500	Teleflex, Inc., 6.875%, 06/01/19	2,625

		111,295

	Health Care Providers & Services — 4.7%
6,165	Acadia Healthcare Co., Inc., 6.125%, 03/15/21 (e)	6,365
8,200	Amsurg Corp., 5.625%, 11/30/20	8,528
	CHS/Community Health Systems, Inc.,
6,445	5.125%, 08/15/18	6,703
8,612	7.125%, 07/15/20	8,914
12,450	8.000%, 11/15/19	13,539
	DaVita HealthCare Partners, Inc.,
10,500	5.750%, 08/15/22	10,710
15,110	6.375%, 11/01/18	15,865
8,800	6.625%, 11/01/20	9,416
8,985	Envision Healthcare Corp., 8.125%, 06/01/19	9,737
	Fresenius Medical Care U.S. Finance II, Inc.,
8,281	5.625%, 07/31/19 (e)	8,944
14,329	5.875%, 01/31/22 (e)	15,296
	Fresenius Medical Care U.S. Finance, Inc.,
11,985	5.750%, 02/15/21 (e)	12,794
3,075	6.500%, 09/15/18 (e)	3,479
8,669	6.875%, 07/15/17	9,850
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,135
	HCA, Inc.,
6,945	4.750%, 05/01/23	6,563
15,690	5.875%, 03/15/22	16,278
6,800	Series 1, 5.875%, 05/01/23	6,749
8,053	6.375%, 01/15/15	8,476
37,293	6.500%, 02/15/20	41,162
8,825	7.250%, 09/15/20	9,641
24,548	7.500%, 02/15/22	27,310
1,580	7.875%, 02/15/20	1,705
22,600	8.000%, 10/01/18	26,668
8,556	8.500%, 04/15/19	9,144
	Health Management Associates, Inc.,
6,117	6.125%, 04/15/16	6,775
3,703	7.375%, 01/15/20	4,147
9,045	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	9,565
	inVentiv Health, Inc.,
8,000	9.000%, 01/15/18 (e)	8,360
25,546	11.000%, 08/15/18 (e)	21,650
5,777	11.000%, 08/15/18 (e)	4,911
	LifePoint Hospitals, Inc.,
5,825	5.500%, 12/01/21 (e)	5,854
5,450	6.625%, 10/01/20	5,804
20,073	MultiPlan, Inc., 9.875%, 09/01/18 (e)	22,181
20,085	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	21,491
3,100	Omnicare, Inc., 7.750%, 06/01/20	3,449
	Tenet Healthcare Corp.,
9,413	4.375%, 10/01/21 (e)	8,848
9,241	4.500%, 04/01/21	8,825
5,725	4.750%, 06/01/20	5,611
14,245	6.000%, 10/01/20 (e)	14,886
10,025	6.250%, 11/01/18	10,977
12,930	8.000%, 08/01/20	14,094
20,157	8.125%, 04/01/22	21,870
14,630	United Surgical Partners International, Inc., 9.000%, 04/01/20	16,386

		521,655

	Health Care Technology — 0.1%
10,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	11,114

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — 1.6%
5,480	Capsugel S.A., (Luxembourg), PIK, 7.750%, 05/15/19 (e)	5,576
16,940	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	17,236
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (i)	421
	Endo Health Solutions, Inc.,
5,300	7.000%, 07/15/19	5,724
3,130	7.000%, 12/15/20	3,372
1,959	7.250%, 01/15/22	2,121
2,025	Hospira, Inc., 5.200%, 08/12/20	2,114
2,296	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	2,411
	Valeant Pharmaceuticals International, Inc., (Canada),
16,500	5.625%, 12/01/21 (e)	16,582
26,088	6.375%, 10/15/20 (e)	27,490
10,225	6.500%, 07/15/16 (e)	10,576
5,450	6.750%, 10/01/17 (e)	5,825
19,415	6.750%, 08/15/18 (e)	21,381
5,870	6.750%, 08/15/21 (e)	6,208
9,400	6.875%, 12/01/18 (e)	10,082
13,520	7.000%, 10/01/20 (e)	14,500
1,390	7.250%, 07/15/22 (e)	1,498
16,634	7.500%, 07/15/21 (e)	18,297

		171,414

	Total Health Care	815,478

	Industrials — 9.3%
	Aerospace & Defense — 0.7%
	Alliant Techsystems, Inc.,
3,725	5.250%, 10/01/21 (e)	3,744
5,380	6.875%, 09/15/20	5,810
	B/E Aerospace, Inc.,
13,637	5.250%, 04/01/22	13,978
16,673	6.875%, 10/01/20	18,340
12,000	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e)	11,940
1,865	Esterline Technologies Corp., 7.000%, 08/01/20	2,024
6,184	GenCorp, Inc., 7.125%, 03/15/21	6,617
10,140	TransDigm, Inc., 5.500%, 10/15/20	10,013
8,380	Triumph Group, Inc., 8.625%, 07/15/18	9,092

		81,558

	Airlines — 1.1%
1,565	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	1,745
13,644	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	15,213
3,077	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,385
9,050	Continental Airlines 2012-3 Class C Pass-Thru Certificates, 6.125%, 04/29/18	9,367
27,745	Continental Airlines, 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	29,895
4,074	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,472
4,850	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	4,947
297	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	335
16,743	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	17,915
22,589	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	25,078
1,397	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	1,453
1,501	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	1,569
1,963	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	2,233
3,200	United Airlines, Inc., 6.750%, 09/15/15 (e)	3,288

		120,895

	Building Products — 0.9%
	Building Materials Corp. of America,
14,115	6.750%, 05/01/21 (e)	15,209
11,625	6.875%, 08/15/18 (e)	12,410
5,265	7.000%, 02/15/20 (e)	5,660
5,975	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	6,363
4,765	Griffon Corp., 7.125%, 04/01/18	5,087
	Masco Corp.,
4,092	5.950%, 03/15/22	4,322
1,075	7.125%, 03/15/20	1,220
15,305	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	16,778
9,905	Nortek, Inc., 8.500%, 04/15/21	10,945
11,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	12,375
	USG Corp.,
5,344	5.875%, 11/01/21 (e)	5,531
382	7.875%, 03/30/20 (e)	423

		96,323

	Commercial Services & Supplies — 2.0%
	ADT Corp. (The),
4,157	3.500%, 07/15/22	3,639
14,059	4.125%, 06/15/23	12,447
19,560	6.250%, 10/15/21 (e)	20,416

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Commercial Services & Supplies — Continued
16,270	Casella Waste Systems, Inc., 7.750%, 02/15/19	16,433
	Deluxe Corp.,
8,234	6.000%, 11/15/20	8,502
4,513	7.000%, 03/15/19	4,840
16,700	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	16,950
	Harland Clarke Holdings Corp.,
6,766	9.500%, 05/15/15	6,800
5,490	9.750%, 08/01/18 (e)	5,991
16,300	VAR, 6.000%, 05/15/15	16,259
56,054	ILFC E-Capital Trust I, VAR, 5.350%, 12/21/65 (e)	49,608
25,981	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	24,292
9,202	Iron Mountain, Inc., 5.750%, 08/15/24	8,604
5,028	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	5,041
5,107	Mustang Merger Corp., 8.500%, 08/15/21 (e)	5,362
	Quebecor World Capital Corp., (Canada),
9,190	6.125%, 11/15/13 (d) (i)	92
6,815	6.500%, 08/01/27 (d) (i)	68
3,825	9.750%, 01/15/15 (d) (i)	38
	R.R. Donnelley & Sons Co.,
6,920	6.500%, 11/15/23	6,903
5,260	7.000%, 02/15/22	5,576
1,750	7.875%, 03/15/21	1,929

		219,790

	Construction & Engineering — 0.4%
9,124	Dycom Investments, Inc., 7.125%, 01/15/21	9,694
5,800	MasTec, Inc., 4.875%, 03/15/23	5,510
25,205	Tutor Perini Corp., 7.625%, 11/01/18	27,033

		42,237

	Electrical Equipment — 0.2%
5,273	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	5,484
10,356	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	10,951
6,293	Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	5,963

		22,398

	Industrial Conglomerates — 0.1%
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	9,217

	Machinery — 0.8%
	Bluewater Holding B.V., (Netherlands),
21,700	Reg. S., 10.000%, 12/10/19 (e)	21,700
14,400	Reg. S., VAR, 3.244%, 07/17/14	14,526
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,833
4,405	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	4,812
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,501
15,190	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	15,950
1,787	Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,715
12,895	Victor Technologies Group, Inc., 9.000%, 12/15/17	13,798

		86,835

	Marine — 0.6%
7,312	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	7,403
20,794	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	22,457
	Ultrapetrol Bahamas Ltd., (Bahamas),
1,623	8.875%, 06/15/21 (e)	1,723
21,915	8.875%, 06/15/21 (e)	23,394
6,020	World Wide Supply A.S., (Norway), Reg. S., 7.750%, 05/26/17 (e)	6,058

		61,035

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
2,246	6.000%, 11/15/22	2,279
2,500	6.750%, 10/01/20	2,669

		4,948

	Road & Rail — 0.4%
2,000	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	2,140
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
3,086	5.500%, 04/01/23	3,001
5,100	8.250%, 01/15/19	5,559
9,653	9.750%, 03/15/20	11,294
496	VAR, 2.988%, 12/01/17 (e)	495
	Hertz Corp. (The),
4,343	4.250%, 04/01/18	4,386
1,463	5.875%, 10/15/20	1,518
6,459	6.750%, 04/15/19	6,960
5,055	7.375%, 01/15/21	5,548
3,581	7.500%, 10/15/18	3,872
4,373	syncreon Group B.V./syncreon Global Finance U.S., Inc., (Netherlands), 8.625%, 11/01/21 (e)	4,537

		49,310

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Trading Companies & Distributors — 2.1%
	Aircastle Ltd., (Bermuda),
2,882	6.250%, 12/01/19	3,113
7,810	7.625%, 04/15/20	8,825
5,404	9.750%, 08/01/18	5,931
10,367	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,326
14,525	HD Supply, Inc., 8.125%, 04/15/19	16,214
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	5,707
4,965	5.875%, 04/01/19	5,350
10,900	5.875%, 08/15/22	11,227
24,055	6.250%, 05/15/19	26,310
29,982	8.250%, 12/15/20	35,604
19,140	8.625%, 01/15/22	23,111
	United Rentals North America, Inc.,
7,315	6.125%, 06/15/23	7,571
9,595	7.375%, 05/15/20	10,722
18,734	7.625%, 04/15/22	20,982
13,240	8.250%, 02/01/21	15,061
13,750	8.375%, 09/15/20	15,331
12,250	9.250%, 12/15/19 (m)	13,674

		236,059

	Total Industrials	1,030,605

	Information Technology — 3.6%
	Communications Equipment — 0.8%
	Alcatel-Lucent USA, Inc.,
10,346	6.450%, 03/15/29	8,949
8,285	6.750%, 11/15/20 (e)	8,358
	Avaya, Inc.,
21,985	7.000%, 04/01/19 (e)	21,380
1,955	9.000%, 04/01/19 (e)	2,009
10,405	10.500%, 03/01/21 (e)	9,417
4,375	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	4,484
	Goodman Networks, Inc.,
6,375	12.125%, 07/01/18 (e)	6,725
13,140	13.125%, 07/01/18 (e)	13,863
	Nokia OYJ, (Finland),
8,517	5.375%, 05/15/19	8,826
3,145	6.625%, 05/15/39	3,113

		87,124

	Computers & Peripherals — 0.1%
	Seagate HDD Cayman, (Cayman Islands),
7,328	4.750%, 06/01/23 (e)	6,961
350	6.875%, 05/01/20	381
580	7.000%, 11/01/21	640
396	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	447

		8,429

	Electronic Equipment, Instruments & Components — 0.3%
	Brightstar Corp.,
5,250	7.250%, 08/01/18 (e)	5,690
4,267	9.500%, 12/01/16 (e)	4,715
10,899	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	12,112
6,431	INTCOMEX, Inc., 13.250%, 12/15/14	6,238
6,280	Viasystems, Inc., 7.875%, 05/01/19 (e)	6,829

		35,584

	Internet Software & Services — 0.1%
6,272	Bankrate, Inc., 6.125%, 08/15/18 (e)	6,570
1,085	Equinix, Inc., 7.000%, 07/15/21	1,188
2,435	IAC/InterActiveCorp, 4.875%, 11/30/18 (e)	2,487

		10,245

	IT Services — 1.5%
1,995	Cardtronics, Inc., 8.250%, 09/01/18	2,145
6,697	Ceridian Corp., 8.875%, 07/15/19 (e)	7,743
	First Data Corp.,
19,655	6.750%, 11/01/20 (e)	20,589
4,340	7.375%, 06/15/19 (e)	4,644
34,578	8.250%, 01/15/21 (e)	36,696
6,500	10.625%, 06/15/21 (e)	7,020
5,731	11.250%, 01/15/21 (e)	6,304
15,797	11.750%, 08/15/21 (e)	16,389
23,841	12.625%, 01/15/21	27,954
16,121	PIK, 10.000%, 01/15/22 (e)	17,290
	SunGard Data Systems, Inc.,
9,330	6.625%, 11/01/19	9,738
5,739	7.625%, 11/15/20	6,241

		162,753

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
5,390	7.500%, 08/15/22	5,188
5,315	7.750%, 08/01/20	5,288
8,011	Amkor Technology, Inc., 6.375%, 10/01/22	8,091
	Freescale Semiconductor, Inc.,
4,337	5.000%, 05/15/21 (e)	4,207
5,714	6.000%, 01/15/22 (e)	5,771
6,295	8.050%, 02/01/20	6,783
	NXP B.V./NXP Funding LLC, (Netherlands),
3,338	3.500%, 09/15/16 (e)	3,442
5,230	5.750%, 02/15/21 (e)	5,446

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — Continued
3,663	5.750%, 03/15/23 (e)	3,746

		47,962

	Software — 0.4%
	Activision Blizzard, Inc.,
6,195	5.625%, 09/15/21 (e)	6,435
4,625	6.125%, 09/15/23 (e)	4,845
	Audatex North America, Inc.,
10,165	6.000%, 06/15/21 (e)	10,623
2,129	6.125%, 11/01/23 (e)	2,198
4,079	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	4,191
8,559	Infor U.S., Inc., 9.375%, 04/01/19	9,650
7,819	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	7,369

		45,311

	Total Information Technology	397,408

	Materials — 9.7%
	Chemicals — 2.2%
	Ashland, Inc.,
11,406	3.000%, 03/15/16	11,634
13,038	3.875%, 04/15/18	13,103
8,540	4.750%, 08/15/22	8,135
12,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	16,411
	Celanese US Holdings LLC,
5,000	4.625%, 11/15/22	4,800
5,000	6.625%, 10/15/18	5,369
13,000	Chemtura Corp., 5.750%, 07/15/21	13,162
16,500	Huntsman International LLC, 4.875%, 11/15/20	16,253
6,617	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	6,658
8,930	LSB Industries, Inc., 7.750%, 08/01/19 (e)	9,310
	LyondellBasell Industries N.V., (Netherlands),
16,930	5.000%, 04/15/19	19,008
8,500	6.000%, 11/15/21	9,841
5,135	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	5,289
10,550	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	10,919
8,200	Olin Corp., 5.500%, 08/15/22	8,180
3,000	OMNOVA Solutions, Inc., 7.875%, 11/01/18	3,225
4,125	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20 (e)	4,140
	PolyOne Corp.,
18,137	5.250%, 03/15/23	17,684
16,903	7.375%, 09/15/20	18,741
	Rain CII Carbon LLC/CII Carbon Corp.,
11,845	8.000%, 12/01/18 (e)	12,260
11,640	8.250%, 01/15/21 (e)	11,931
13,367	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	13,634
11,010	Tronox Finance LLC, 6.375%, 08/15/20	11,024

		250,711

	Construction Materials — 1.8%
	Cemex Espana Luxembourg, (Spain),
4,691	9.250%, 05/12/20 (e)	5,096
50,875	9.875%, 04/30/19 (e)	57,425
	Cemex Finance LLC,
4,540	8.910%, 02/14/17 (i)	4,551
21,734	9.375%, 10/12/22 (e)	24,070
	Cemex S.A.B. de C.V., (Mexico),
5,835	5.875%, 03/25/19 (e)	5,718
16,975	6.500%, 12/10/19 (e)	17,187
6,389	7.250%, 01/15/21 (e)	6,477
9,900	9.000%, 01/11/18 (e)	10,841
1,650	VAR, 4.999%, 10/15/18 (e)	1,720
9,350	VAR, 5.248%, 09/30/15 (e)	9,584
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,113
4,987	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	5,074
	Vulcan Materials Co.,
11,015	6.500%, 12/01/16	12,282
34,571	7.500%, 06/15/21	38,979

		200,117

	Containers & Packaging — 1.6%
15,874	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	17,084
	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland),
4,660	4.875%, 11/15/22 (e)	4,532
9,600	7.000%, 11/15/20 (e)	9,624
3,000	7.375%, 10/15/17 (e)	3,225
14,015	9.125%, 10/15/20 (e)	15,066
	Ball Corp.,
7,143	4.000%, 11/15/23	6,411
4,195	5.000%, 03/15/22	4,142
5,450	5.750%, 05/15/21	5,750
4,125	6.750%, 09/15/20	4,486
1,650	7.375%, 09/01/19	1,782
	Berry Plastics Corp.,
13,243	9.500%, 05/15/18	14,302
12,120	9.750%, 01/15/21	14,105

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Containers & Packaging — Continued
9,855	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	10,101
4,535	Cascades, Inc., (Canada), 7.750%, 12/15/17	4,722
	Constar International, Inc.,
1,853	8.168%, 05/31/15 (i)	1,853
5,096	11.000%, 12/31/17 (d) (i)	765
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,805
9,981	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	9,257
	Graphic Packaging International, Inc.,
10,175	4.750%, 04/15/21	10,022
5,200	7.875%, 10/01/18	5,642
	Sealed Air Corp.,
5,594	5.250%, 04/01/23 (e)	5,440
6,000	6.500%, 12/01/20 (e)	6,510
8,500	8.125%, 09/15/19 (e)	9,584
6,212	8.375%, 09/15/21 (e)	7,113
19,431	Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12 (d)	20

		177,343

	Metals & Mining — 3.6%
10,165	AK Steel Corp., 8.750%, 12/01/18	11,258
	Aleris International, Inc.,
2,475	7.625%, 02/15/18	2,624
7,836	7.875%, 11/01/20	8,345
	APERAM, (Luxembourg),
5,618	7.375%, 04/01/16 (e)	5,801
9,421	7.750%, 04/01/18 (e)	9,727
	ArcelorMittal, (Luxembourg),
15,600	5.111%, 02/25/17	16,555
36,050	6.750%, 02/25/22	39,069
13,847	7.500%, 10/15/39	13,501
42,300	10.350%, 06/01/19	53,404
3,900	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	4,056
10,417	Coeur Mining, Inc., 7.875%, 02/01/21	10,521
	Commercial Metals Co.,
2,040	4.875%, 05/15/23	1,902
6,500	6.500%, 07/15/17	7,183
6,001	7.350%, 08/15/18	6,841
	FMG Resources August 2006 Pty Ltd., (Australia),
4,187	6.000%, 04/01/17 (e)	4,438
8,188	6.375%, 02/01/16 (e)	8,505
8,537	6.875%, 02/01/18 (e)	9,028
15,636	6.875%, 04/01/22 (e)	16,887
19,267	7.000%, 11/01/15 (e)	19,965
4,000	8.250%, 11/01/19 (e)	4,470
	FQM Akubra, Inc., (Canada),
7,485	7.500%, 06/01/21 (e)	7,803
14,000	8.750%, 06/01/20 (e)	15,225
22,576	Hecla Mining Co., 6.875%, 05/01/21 (e)	21,899
11,245	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	11,189
10,080	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	10,559
	New Gold, Inc., (Canada),
7,823	6.250%, 11/15/22 (e)	7,686
4,161	7.000%, 04/15/20 (e)	4,307
22,625	Novelis, Inc., (Canada), 8.750%, 12/15/20	25,340
4,255	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,723
5,575	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	5,867
	Steel Dynamics, Inc.,
4,300	5.250%, 04/15/23	4,268
6,172	6.125%, 08/15/19	6,697
6,017	6.375%, 08/15/22	6,543
11,000	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	11,110

		397,296

	Paper & Forest Products — 0.5%
4,464	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	4,810
12,420	Boise Cascade Co., 6.375%, 11/01/20	13,041
5,180	Clearwater Paper Corp., 4.500%, 02/01/23	4,675
5,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	6,262
9,566	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	9,578
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	1,905
	Sappi Papier Holding GmbH, (Austria),
2,350	7.750%, 07/15/17 (e)	2,556
2,125	8.375%, 06/15/19 (e)	2,316
6,875	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	7,064

		52,207

	Total Materials	1,077,674

	Telecommunication Services — 10.6%
	Diversified Telecommunication Services — 6.5%
4,264	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	4,595
3,420	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	3,402

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Diversified Telecommunication Services — Continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
6,550	5.250%, 03/15/21 (e)	6,321
19,945	5.250%, 09/30/22	18,798
8,400	5.750%, 01/15/24	7,917
33,064	6.500%, 04/30/21	34,511
2,280	7.375%, 06/01/20	2,479
10,852	8.125%, 04/30/20	11,856
2,997	CenturyLink, Inc., 6.750%, 12/01/23	3,064
	Cincinnati Bell, Inc.,
4,631	8.375%, 10/15/20	5,001
2,115	8.750%, 03/15/18	2,234
	Clearwire Communications LLC/Clearwire Finance, Inc.,
28,805	12.000%, 12/01/15 (e)	29,669
2,428	12.000%, 12/01/17 (e)	2,835
18,565	14.750%, 12/01/16 (e)	25,388
46,054	Embarq Corp., 7.995%, 06/01/36	46,841
	Frontier Communications Corp.,
1,675	7.125%, 01/15/23	1,717
2,020	7.625%, 04/15/24	2,093
11	8.250%, 05/01/14	12
9,635	8.500%, 04/15/20	11,032
4,845	8.750%, 04/15/22	5,523
8,205	9.250%, 07/01/21	9,641
	Intelsat Jackson Holdings S.A., (Luxembourg),
12,340	5.500%, 08/01/23 (e)	11,816
4,165	6.625%, 12/15/22 (e)	4,248
18,412	6.625%, 12/15/22	18,780
3,397	7.250%, 04/01/19	3,673
26,335	7.250%, 10/15/20	28,771
3,510	7.500%, 04/01/21	3,857
	Intelsat Luxembourg S.A., (Luxembourg),
44,158	7.750%, 06/01/21 (e)	46,255
18,580	8.125%, 06/01/23 (e)	19,602
	Level 3 Communications, Inc.,
13,721	8.875%, 06/01/19	15,041
39,865	11.875%, 02/01/19	46,144
	Level 3 Financing, Inc.,
23,250	6.125%, 01/15/21 (e)	23,599
3,445	7.000%, 06/01/20	3,652
13,481	8.125%, 07/01/19	14,761
7,700	8.625%, 07/15/20	8,624
22,103	9.375%, 04/01/19	24,700
7,586	10.000%, 02/01/18	8,098
3,350	VAR, 3.835%, 01/15/18 (e)	3,375
4,654	PAETEC Holding Corp., 9.875%, 12/01/18	5,201
	Qwest Capital Funding, Inc.,
6,192	6.875%, 07/15/28	5,665
18,294	7.750%, 02/15/31	17,471
4,750	Qwest Corp., 7.250%, 09/15/25	5,067
	SBA Telecommunications, Inc.,
674	5.750%, 07/15/20	703
666	8.250%, 08/15/19	719
17,198	Sprint Capital Corp., 8.750%, 03/15/32	18,488
4,000	tw telecom holdings, Inc., 5.375%, 10/01/22 (e)	3,985
6,546	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	6,972
10,535	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	11,510
12,290	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	13,181
	Virgin Media Finance plc, (United Kingdom),
4,282	6.375%, 04/15/23 (e)	4,421
5,844	8.375%, 10/15/19	6,377
	Virgin Media Secured Finance plc, (United Kingdom),
2,896	5.375%, 04/15/21 (e)	2,947
6,615	6.500%, 01/15/18	6,855
	Wind Acquisition Finance S.A., (Luxembourg),
3,965	6.500%, 04/30/20 (e)	4,183
17,284	7.250%, 02/15/18 (e)	18,148
16,655	11.750%, 07/15/17 (e)	17,696
	Windstream Corp.,
1,195	7.500%, 06/01/22	1,238
7,016	7.750%, 10/15/20	7,507
1,402	7.750%, 10/01/21	1,497
11,395	7.750%, 10/01/21 (e)	12,164
2,465	7.875%, 11/01/17	2,829
2,190	8.125%, 09/01/18	2,360
	Zayo Group LLC/Zayo Capital, Inc.,
2,793	8.125%, 01/01/20	3,079
15,596	10.125%, 07/01/20	18,014

		718,202

	Wireless Telecommunication Services — 4.1%
19,608	Cricket Communications, Inc., 7.750%, 10/15/20	22,475
11,125	Crown Castle International Corp., 5.250%, 01/15/23	10,986
10,108	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	11,068
	MetroPCS Wireless, Inc.,
15,210	6.250%, 04/01/21 (e)	15,819

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Wireless Telecommunication Services — Continued
30,094	6.625%, 11/15/20	31,862
8,176	6.625%, 04/01/23 (e)	8,421
	NII Capital Corp.,
39,138	7.625%, 04/01/21	15,655
13,180	8.875%, 12/15/19	5,470
	NII International Telecom S.C.A., (Luxembourg),
3,563	7.875%, 08/15/19 (e)	2,565
12,873	11.375%, 08/15/19 (e)	10,299
23,979	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	23,829
	Sprint Communications, Inc.,
26,075	6.000%, 12/01/16 (m)	28,357
16,845	6.000%, 11/15/22	16,719
19,262	7.000%, 03/01/20 (e)	21,429
52,470	7.000%, 08/15/20	56,405
6,500	8.375%, 08/15/17	7,540
39,926	9.000%, 11/15/18 (e)	48,310
5,758	11.500%, 11/15/21	7,543
	Sprint Corp.,
5,604	7.250%, 09/15/21 (e)	6,066
10,025	7.875%, 09/15/23 (e)	10,978
	T-Mobile USA, Inc.,
6,789	5.250%, 09/01/18 (e)	7,077
7,035	6.125%, 01/15/22	7,167
4,376	6.464%, 04/28/19	4,660
3,097	6.500%, 01/15/24	3,136
10,000	6.633%, 04/28/21	10,475
23,433	6.731%, 04/28/22	24,429
5,078	6.836%, 04/28/23	5,281
8,427	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, (Ireland), 7.748%, 02/02/21 (e)	9,080
	VimpelCom Holdings B.V., (Netherlands),
4,570	5.200%, 02/13/19 (e)	4,553
2,903	5.950%, 02/13/23 (e)	2,736
2,950	6.255%, 03/01/17 (e)	3,142
9,900	7.504%, 03/01/22 (e)	10,339
1,300	VAR, 4.248%, 06/29/14 (e)	1,306

		455,177

	Total Telecommunication Services	1,173,379

	Utilities — 3.8%
	Electric Utilities — 0.7%
	AES Eastern Energy LP,
32,520	Series 99-B, 9.000%, 01/02/17 (d) (i)	—
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
5,000	10.000%, 12/01/20 (e)	5,300
49,089	10.000%, 12/01/20	52,157
12,450	12.250%, 03/01/22 (e)	14,442
240	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	224

		72,123

	Gas Utilities — 0.9%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
3,250	6.250%, 08/20/19	3,510
2,990	6.500%, 05/20/21	3,169
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
11,500	4.750%, 11/15/21 (e)	10,638
10,928	5.875%, 08/01/23 (e)	10,600
7,000	6.625%, 10/01/20	7,420
	Ferrellgas LP/Ferrellgas Finance Corp.,
10,000	6.500%, 05/01/21	10,175
4,431	6.750%, 01/15/22 (e)	4,509
7,048	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 (e)	7,171
	Sabine Pass Liquefaction LLC,
15,253	5.625%, 02/01/21 (e)	15,062
8,266	5.625%, 04/15/23 (e)	7,832
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
3,405	7.375%, 08/01/21	3,682
5,000	7.500%, 10/01/18	5,369
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5,810	5.875%, 10/01/20	5,970
9,000	6.125%, 10/15/21	9,292

		104,399

	Independent Power Producers & Energy Traders — 2.2%
5,190	AES Corp., 4.875%, 05/15/23	4,891
	Calpine Corp.,
6,306	5.875%, 01/15/24 (e)	6,275
11,333	6.000%, 01/15/22 (e)	11,645
47,025	7.500%, 02/15/21 (e)	51,257
27,045	7.875%, 01/15/23 (e)	29,614
	Dynegy Holdings LLC,
3,900	0.000%, 06/01/15 (d) (i)	5
12,200	7.125%, 05/15/18 (d) (i)	16
48,825	7.750%, 06/01/19 (d) (i)	64
151	8.375%, 05/01/16 (d) (i)	—	(h)
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 0.000%, 11/08/16 (d) (i)	—
10,908	Dynegy, Inc., 5.875%, 06/01/23 (e)	10,253

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
		Independent Power Producers & Energy Traders — Continued
32,000		Edison Mission Energy, 7.200%, 05/15/19 (d)	24,000
		GenOn Energy, Inc.,
13,600		7.875%, 06/15/17	15,062
4,600		9.500%, 10/15/18	5,302
21,373		9.875%, 10/15/20	23,991
9,528		InterGen N.V., (Netherlands), 7.000%, 06/30/23 (e)	9,838
		NRG Energy, Inc.,
22,199		6.625%, 03/15/23	22,754
2,000		7.625%, 05/15/19	2,125
25,000		7.875%, 05/15/21	27,875

			244,967

		Total Utilities	421,489

		Total Corporate Bonds (Cost $8,552,315)	9,000,086

Preferred Securities — 1.2% (x)
		Financials — 1.2%
		Commercial Banks — 0.3%
29,483		Wachovia Capital Trust III, VAR, 5.570%, 10/04/13 (m)	27,437
5,565		Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	6,246

			33,683

		Diversified Financial Services — 0.7%
		Bank of America Corp.,
27,526		Series K, VAR, 8.000%, 01/30/18	30,416
27,885		Series M, VAR, 8.125%, 05/15/18	31,092
14,826		Citigroup, Inc., VAR, 5.950%, 01/30/23	13,844

			75,352

		Insurance — 0.2%
26,200		Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	26,986

		Total Preferred Securities (Cost $116,296)	136,021

SHARES
Common Stocks — 0.6%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
–	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	908

		Specialty Retail — 0.0% (g)
116		Neebo, Inc. (a) (i)	722

		Total Consumer Discretionary	1,630

		Financials — 0.1%
		Diversified Financial Services — 0.1%
9,055		Adelphia Recovery Trust (i)	—	(h)
1,228		Capmark Financial Group, Inc.	7,222
106		Somerset Cayuga Holding Co., Inc. (a) (i)	2,752

		Total Financials	9,974

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
–	(h)	Magellan Health Services, Inc. (a)	7

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
15		General Maritime Corp. (a) (i)	213

		Information Technology — 0.0% (g)
		Computers & Peripherals — 0.0% (g)
173		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

		Materials — 0.3%
		Construction Materials — 0.1%
359		U.S. Concrete, Inc. (a)	8,356

		Containers & Packaging — 0.0% (g)
58		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.2%
314		New Holdco (a) (i)	27,389

		Total Materials	35,745

		Utilities — 0.2%
		Independent Power Producers & Energy Traders — 0.2%
1,029		Dynegy, Inc. (a)	22,029

		Total Common Stocks (Cost $101,011)	69,598

Preferred Stocks — 1.1%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
208		General Motors Co., Series B, 4.750%, 12/01/13 ($50 par value)	8,462

		Media — 0.0% (g)
77		Spanish Broadcasting System, Inc. (a) (i)	—	(h)
1		Spanish Broadcasting System, Inc., Series B, 10.750%, 02/03/14 ($1,000 par value) (a) @	587

			587

		Total Consumer Discretionary	9,049

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
		Financials — 1.0%
		Commercial Banks — 0.1%
161		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) (a) @	8,653

		Consumer Finance — 0.4%
29		Ally Financial, Inc., 7.000%, 01/02/14 ($1,000 par value) (a) (e) @	28,151
646		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value) (a)	17,339

			45,490

		Diversified Financial Services — 0.1%
13		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (a) (e) @	13,278

		Insurance — 0.4%
423		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($25 par value) (a)	12,285
34		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.364%, 02/03/14 ($1,000 par value) (a) @	28,321

			40,606

		Total Financials	108,027

		Information Technology — 0.0% (g)
		Computers & Peripherals — 0.0% (g)
39		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
6		Constar International, Inc., Class A (a) (i)	—

		Total Preferred Stocks (Cost $112,782)	117,076

PRINCIPAL AMOUNT($)
Loan Assignments — 11.2%
		Consumer Discretionary — 4.1%
		Auto Components — 0.2%
17,090		Remy International, Inc., Term Loan, VAR, 4.250%, 02/28/20	17,190
899		UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	896

			18,086

		Automobiles — 0.1%
16,437		Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	16,544

		Hotels, Restaurants & Leisure — 1.3%
6,304		American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	6,355
4,650		American Casino & Entertainment Properties LLC, Term Loan, 2nd Lien Term Loan, VAR, 11.250%, 01/03/20	4,813
71,395		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.488%, 01/28/18	67,825
7,247		CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	7,274
7,085		Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	7,416
		Hilton Worldwide Finance LLC, Initial Term Loan,
6,079		VAR, 4.000%, 10/26/20	6,096
2,211		VAR, 4.000%, 10/26/20	2,217
2,072		VAR, 4.000%, 10/26/20	2,078
		Intrawest, 1st Lien Term Loan,
3,755		VAR, 11/23/20 ^	3,760
9,473		VAR, 8.000%, 12/04/17	9,572
5,150		Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	5,144
5,600		Mohegan Tribal Gaming Authority, Term Loan B, VAR, 11/08/19 ^	5,668
3,425		Northfield Park Associates, Closing Date Term Loan, VAR, 9.000%, 12/19/18	3,442
–	(h)	Scientific Games Corp., Initial Term Loan, VAR, 4.250%, 10/18/20 ^	—	(h)
8,850		Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	8,883

			140,543

		Internet & Catalog Retail — 0.0% (g)
4,959		Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 6.996%, 01/30/17 (i)	4,974

		Leisure Equipment & Products — 0.1%
11,421		FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	11,549

		Media — 1.7%
52,927		Clear Channel Communications, Inc., Term Loan B, VAR, 3.814%, 01/29/16	50,942
28,735		Clear Channel Communications, Inc., Term Loan D, VAR, 6.914%, 01/23/19	27,083
2,362		Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	2,380
4,324		Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	4,318
6,842		McGraw-Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19	6,963
		R.H. Donnelley, Inc., Exit Term Loan,
5,674		VAR, 9.750%, 12/31/16 ^	3,501

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Media — Continued
6,299	VAR, 9.750%, 12/31/16 ^	3,887
18,838	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	19,274
25,338	Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20	25,436
9,801	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20 ^	9,811
16,863	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	295
33,867	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16 ^	32,992
6,525	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	6,517

		193,399

	Multiline Retail — 0.3%
29,925	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	29,225

	Specialty Retail — 0.4%
	Gymboree Corp. (The), Initial Term Loan (A & R),
1,132	VAR, 5.000%, 02/23/18	1,097
42,413	VAR, 5.000%, 02/23/18	41,108

		42,205

	Total Consumer Discretionary	456,525

	Consumer Staples — 1.3%
	Food & Staples Retailing — 0.7%
5,290	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5,416
27,483	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	27,895
41,681	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	41,850

		75,161

	Food Products — 0.3%
2,000	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18 ^	2,009
7,831	H. J. Heinz Co., Term B-2 Loan, VAR, 06/05/20 ^	7,880
	High Liner Foods, Inc., Term Loan,
5,753	VAR, 4.750%, 12/19/17	5,753
	Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
10,497	VAR, 3.250%, 04/29/20 ^	10,482
26	VAR, 3.250%, 04/29/20 ^	26
3,000	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20 ^	2,995

		29,145

	Household Products — 0.3%
22,409	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	22,175
13,209	Reynolds Group Holdings Ltd., Term Loan, VAR, 4.000%, 12/26/18	13,291
4,500	Spectrum Brands, Inc., 1st Lien Term Loan C, 3.500%, 09/04/19	4,511

		39,977

	Total Consumer Staples	144,283

	Energy — 0.9%
	Energy Equipment & Services — 0.2%
7,135	Shelf Drilling Midco Ltd., Term Loan, VAR, 9.500%, 10/01/18	7,224
7,399	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	7,537

		14,761

	Oil, Gas & Consumable Fuels — 0.7%
2,801	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/28/18	2,864
9,886	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	9,640
22,660	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	23,079
13,470	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	13,554
4,000	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	4,018
4,196	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	4,269
9,733	Sabine Oil & Gas, Term Loan, VAR, 8.750%, 12/31/18	9,794
10,964	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	10,909

		78,127

	Total Energy	92,888

	Financials — 0.6%
	Capital Markets — 0.1%
13,013	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	13,099

	Consumer Finance — 0.2%
17,345	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	17,367

	Diversified Financial Services — 0.2%
	Aot Holdings International Ltd., 1st Lien Senior Secured Term Loan,
484	VAR, 4.250%, 10/01/19 ^	486
421	VAR, 4.250%, 10/01/19 ^	423
194	VAR, 4.250%, 10/01/19 ^	195

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Diversified Financial Services — Continued
5,017	VAR, 4.250%, 10/01/19 ^	5,034
3,924	VAR, 4.250%, 10/01/19 ^	3,938
1,879	VAR, 4.250%, 10/01/19 ^	1,885
484	VAR, 4.250%, 10/01/19 ^	486
11,525	ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19 ^	11,028

		23,475

	Insurance — 0.1%
6,203	National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20	6,273
9,987	USI, Inc., Term Loan, VAR, 5.000%, 12/27/19	10,015

		16,288

	Total Financials	70,229

	Health Care — 0.4%
	Health Care Providers & Services — 0.2%
	Community Health Systems, Inc., Extended Term Loan,
945	VAR, 3.737%, 01/25/17	949
25	VAR, 3.748%, 01/25/17	25
978	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	983
5,483	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	5,418
9,538	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	9,578

		16,953

	Pharmaceuticals — 0.2%
	Aptalis Pharma, Inc., Term B Loan,
10,457	VAR, 6.000%, 10/02/20	10,559
9,653	VAR, 6.000%, 10/02/20	9,746
6,800	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17	6,876

		27,181

	Total Health Care	44,134

	Industrials — 0.7%
	Aerospace & Defense — 0.1%
5,375	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	5,415

	Airlines — 0.0% (g)
2,400	Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	2,409

	Commercial Services & Supplies — 0.2%
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
7,529	VAR, 5.414%, 06/30/17	7,537
3,912	VAR, 5.414%, 06/30/17	3,916
1,648	VAR, 5.414%, 06/30/17	1,650
3,376	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	3,408
4,336	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	4,363

		20,874

	Industrial Conglomerates — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
1,511	VAR, 6.500%, 07/29/17	1,483
771	VAR, 6.500%, 07/29/17	757

		2,240

	Machinery — 0.2%
7,256	Edwards Ltd., Term Loan, VAR, 4.500%, 03/26/20	7,256
14,496	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	14,550

		21,806

	Marine — 0.1%
11,574	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	11,713
4,450	State Class Tankers, Initial Term Loan, VAR, 6.750%, 06/20/20	4,484

		16,197

	Road & Rail — 0.0% (g)
	Ozburn-Hessey Logistics LLC, Term Loan,
2,143	VAR, 6.750%, 05/22/19	2,146
5	VAR, 7.750%, 05/22/19	5

		2,151

	Trading Companies & Distributors — 0.1%
7,425	MRC Global Inc., Term Loan B, VAR, 11/11/19 ^	7,478

	Total Industrials	78,570

	Information Technology — 1.7%
	Communications Equipment — 0.4%
16,558	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	16,693
1,002	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	996
15,172	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.736%, 10/26/17	14,525
5,960	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	5,932

		38,146

	Electronic Equipment, Instruments & Components — 0.1%
9,950	CDW Corp., Term Loan, VAR, 3.250%, 04/29/20	9,900

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Internet Software & Services — 0.2%
20,828	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/16/18	20,853

	IT Services — 0.4%
11,793	Ceridian Corp., 2013 New Replacement U.S. Term Loan, VAR, 4.416%, 05/09/17	11,840
20,200	First Data Corp., Extended 2018 Dollar, Term Loan, VAR, 4.166%, 03/23/18	20,240
6,436	First Data Corp., Term Loan, VAR, 4.166%, 09/24/18	6,450
1,588	Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18	1,600

		40,130

	Semiconductors & Semiconductor Equipment — 0.3%
9,453	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	9,550
6,960	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	7,032
5,975	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	5,979
14,364	ON Semiconductor Corp., Term Loan, VAR, 1.998%, 01/02/18	14,149

		36,710

	Software — 0.3%
5,345	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	5,405
6,261	BMC Software, Initial U.S. Term Loan, VAR, 5.000%, 09/10/20	6,292
6,731	Infor U.S., Inc., Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18	6,760
16,978	RP Crown Parent LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	17,131

		35,588

	Total Information Technology	181,327

	Materials — 0.4%
	Chemicals — 0.3%
6,421	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	6,461
5,272	Cristal Inorganic Chemicals U.S., Inc., 2nd Lien, VAR, 5.998%, 11/15/14	5,275
13,491	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	13,586
3,436	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	3,444
	Tronox Ltd., Term Loan,
2,148	VAR, 4.500%, 03/19/20	2,171
2,443	VAR, 4.500%, 03/19/20	2,470

		33,407

	Construction Materials — 0.0% (g)
2,033	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,084

	Containers & Packaging — 0.0% (g)
3,399	BWAY Holding Co., Term Loan, VAR, 4.500%, 08/06/17	3,417

	Metals & Mining — 0.1%
5,168	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	4,819

	Paper & Forest Products — 0.0% (g)
3,597	Continental Building Products, Inc., Closing Date Loan, VAR, 8.500%, 02/26/21 ^	3,597

	Total Materials	47,324

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
	Altice Financing S.A., Term Loan,
6,945	VAR, 5.500%, 07/02/19	6,988
1,093	VAR, 5.500%, 07/02/19	1,100
938	VAR, 5.500%, 07/02/19	944
1,804	VAR, 5.500%, 07/02/19	1,815
	Cincinnati Bell, Inc., Tranche B Term Loan,
1,988	VAR, 4.000%, 09/10/20 ^	1,989
1,988	VAR, 4.000%, 09/10/20 ^	1,988
1,988	VAR, 4.000%, 09/10/20 ^	1,988
	Integra Telecom Holdings, Inc., Term Loan,
1,458	VAR, 5.250%, 02/22/19	1,472
1,444	VAR, 5.250%, 02/22/19	1,458
1,620	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	1,616

		21,358

	Wireless Telecommunication Services — 0.3%
16,131	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	16,191
12,811	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	12,844
6,591	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	6,632

		35,667

	Total Telecommunication Services	57,025

	Utilities — 0.6%
	Electric Utilities — 0.6%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
5,919	VAR, 4.668%, 10/10/17	4,093
25,978	VAR, 4.739%, 10/10/17	17,967

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Electric Utilities — Continued
15,599	VAR, 4.739%, 10/10/17	10,789
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
5,608	3.668%, 10/10/14	4,030
40,392	VAR, 3.739%, 10/10/14	29,032

	Total Utilities	65,911

	Total Loan Assignments (Cost $1,252,950)	1,238,216

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
164	Neebo, Inc., expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2)	—

SHARES
Short-Term Investment — 3.8%
	Investment Company — 3.8%
419,853	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, , 0.030% (b) (l) (Cost $419,853)	419,853

	Total Investments — 99.5% (Cost $10,569,111)	11,000,481
	Other Assets in Excess of Liabilities — 0.5%	55,597

	NET ASSETS — 100.0%	$11,056,078

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2013.
^	—	All or a portion of the security is unsettled as of November 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2013.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$610,508
Aggregate gross unrealized depreciation	(179,138)

Net unrealized appreciation/depreciation	$431,370

Federal income tax cost of investments	$10,569,111

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,630		$1,630
Financials	7,223	2,751	—	(a)	9,974
Health Care	7	—	—		7
Industrials	—	—	213		213
Information Technology	—	—	—	(a)	—	(a)
Materials	8,356	—	27,389		35,745
Utilities	22,029	—	—		22,029

Total Common Stocks	37,615	2,751	29,232		69,598

Preferred Stocks
Consumer Discretionary	—	9,049	—	(a)	9,049
Financials	29,624	78,403	—		108,027
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	29,624	87,452	—	(a)	117,076

Debt Securities
Asset-Backed Securities	—	99	6,960		7,059
Convertible Bonds
Consumer Discretionary	—	—	—		—
Financials	—	—	12,572		12,572

Total Convertible Bonds	—	—	12,572		12,572

Corporate Bonds
Consumer Discretionary	—	1,299,811	3,567		1,303,378
Consumer Staples	—	503,789	—		503,789
Energy	—	1,536,858	—		1,536,858
Financials	—	732,477	7,551		740,028
Health Care	—	815,057	421		815,478
Industrials	—	912,801	117,804		1,030,605
Information Technology	—	397,408	—		397,408
Materials	—	1,070,506	7,168		1,077,674
Telecommunication Services	—	1,173,379	—		1,173,379
Utilities	—	421,405	84		421,489

Total Corporate Bonds	—	8,863,491	136,595		9,000,086

Preferred Securities
Financials	—	136,021	—		136,021

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	—	451,257	5,268		456,525
Consumer Staples	—	144,283	—		144,283
Energy	—	92,888	—		92,888
Financials	—	70,229	—		70,229
Health Care	—	44,134	—		44,134
Industrials	—	78,570	—		78,570
Information Technology	$—	$181,327	$—		$181,327
Materials	—	47,324	—		47,324
Telecommunication Services	—	57,025	—		57,025
Utilities	—	65,911	—		65,911

Total Loan Assignments	—	1,232,948	5,268		1,238,216

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	419,853	—	—		419,853

Total Investments in Securities	$487,092	$10,322,762	$190,627		$11,000,481

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan High Yield Fund

	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Security - Asset-Backed Securities	$6,986		$—	$401	$22	$—	$(449)	$—	$—	$6,960
Common Stock - Consumer Discretionary	943		29	(210)	—	1,547	(481)	—	(198)	1,630
Common Stock - Consumer Staples	—	(a)	(3,762)	3,762	—	—	—	—	—	—	(a)
Common Stock - Financials	2,369		—	(41)	—	—	—	—	(2,328)	—
Common Stock - Industrials	1,819		124	(233)	—	—	(1,497)	—	—	213
Common Stock - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stock - Materials	27,389		—	133	—	—	(133)	—	—	27,389
Convertible Bond - Consumer Discretionary	3,081		(1,482)	(1,599)	—	—	—	—	—	—	(a)
Convertible Bond - Financials	4,665		—	7,441	—	466	—	—	—	12,572
Corporate Bond - Consumer Discretionary	24,102		(1,026)	—	—	385	(5,694)	—	(14,200)	3,567
Corporate Bond - Consumer Staples	—	(a)	(2,845)	2,845	—	2,845	(2,845)	—	—	—	(a)
Corporate Bond - Financials	9,875		—	100	13	—	(520)	—	(1,917)	7,551
Corporate Bond - Health Care	388		—	33	—	—	—	—	—	421
Corporate Bond - Industrials	155,779		1,228	(2,335)	482	8,587	(45,937)	—	—	117,804
Corporate Bond - Materials	7,108		—	(4,129)	17	4,887	—	—	(715)	7,168
Corporate Bond - Utilities	891		(641)	441	—	—	(607)	—	—	84
Loan Assignment - Consumer Discretionary	10,065		5,303	(4,821)	24	—	(5,303)	—	—	5,268
Preferred Stock - Consumer Discretionary	599		9	151	—	—	(759)	—	—	—	(a)
Preferred Stock - Consumer Staples	—	(a)	(8,908)	8,908	—	—	—	—	—	—	(a)
Preferred Stock - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stock - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$256,059		$(11,971)	$10,847	$558	$18,717	$(64,225)	$—	$(19,358)	$190,627

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $8,295,000.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 11/30/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$27,389		Market Comparable Companies	EBITDA Multiple (a)	5.00x-5.50x (5.00x)
				Discount for lack of marketability (b)	10%-30% (10.00%)
	214		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	722		Consensus Broker Pricing	Median Offered quote	$6.25 (N/A)

Common Stock	28,324
	—		Discounted Cash Flow	Discount for lack of marketability (b)	22.5% (N/A)
				Probability of Insolvency	100% (N/A)
	—	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.4x (N/A)
				Discount for lack of marketability (b)	30% (N/A)
	—		Intrinsic Value	Unchanged Broker Price	$0.01 (N/A)

Preferred Stock	—
	6,605		Market Comparable Companies	EBITDA Multiple (a)	5.50x-6.80x (6.25x)
				Discount for lack of marketability (b)	22.50%-25.00% (24.37%)
				Probability of Default	97% (N/A)
	—		Terms of Plan of Reorganization	Probability of Default	100% (N/A)
				Probability of Future Distribution Payments	0% (N/A)

Corporate Bond	6,605
	6,960		Discounted Cash Flow	Liquidity Discount	4.50%-5.00% (4.75%)
				Implied Spread to Index	2.00%-2.50% (2.25%)
				Constant Prepayment Rate	2.00% (N/A)
				Constant Default Rate	7.00% (N/A)
				Yield (Discount Rate of Cash Flows)	7.18% (N/A)

Asset-Backed Securities	6,960
Warrants	—		Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$41,889

# The table above does not include Level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $148,738,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 17.2%
2,203	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,104
	Ally Auto Receivables Trust,
3,621	Series 2010-4, Class A4, 1.350%, 12/15/15	3,633
3,882	Series 2010-5, Class A4, 1.750%, 03/15/16	3,904
2,753	American Credit Acceptance Receivables Trust, Series 2012-2, Class A, 1.890%, 07/15/16 (e)	2,763
	AmeriCredit Automobile Receivables Trust,
59	Series 2011-1, Class A3, 1.390%, 09/08/15	59
577	Series 2011-3, Class A3, 1.170%, 01/08/16	577
1,840	Series 2012-4, Class A2, 0.490%, 04/08/16	1,840
1,527	Series 2013-4, Class A2, 0.740%, 11/08/16	1,529
1,144	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.441%, 08/25/33	1,113
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.746%, 07/25/32	83
799	Series 2002-BC6, Class M1, VAR, 1.291%, 08/25/32	679
3,329	Series 2002-BC9, Class M1, VAR, 1.816%, 12/25/32	2,784
	Amresco Residential Securities Corp. Mortgage Loan Trust,
195	Series 1997-2, Class M1A, VAR, 0.721%, 06/25/27	189
983	Series 1998-1, Class M1A, VAR, 0.811%, 01/25/28	917
1,020	Series 1998-3, Class M1A, VAR, 0.796%, 09/25/28	927
478	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.793%, 12/15/33	451
1,826	Axis Equipment Finance Receivables LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,825
	Bear Stearns Asset-Backed Securities I Trust,
9,348	Series 2005-CL1, Class M1, VAR, 0.796%, 09/25/34	1,112
2,735	Series 2005-HE1, Class M2, VAR, 1.411%, 01/25/35	2,400
1,675	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.066%, 12/25/33	1,644
654	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.266%, 05/25/37	617
4,467	California Republic Auto Receivables Trust, Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	4,469
6,500	Capital Auto Receivables Asset Trust, Series 2013-3, Class A2, 1.040%, 11/21/16	6,517
3,459	CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.070%, 06/15/16	3,470
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.016%, 01/25/32	247
	Countrywide Asset-Backed Certificates,
141	Series 2002-1, Class A, VAR, 0.726%, 08/25/32	116
169	Series 2002-BC1, Class A, VAR, 0.826%, 04/25/32	111
198	Series 2002-BC2, Class A, VAR, 0.706%, 04/25/32	127
61	Series 2003-BC2, Class 2A1, VAR, 0.766%, 06/25/33	56
1,473	Series 2003-BC5, Class M1, VAR, 1.216%, 09/25/33	1,273
503	Series 2004-2, Class M4, VAR, 1.666%, 03/25/34	268
325	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	324
767	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.388%, 04/15/30	725
3,132	CPS Auto Trust, Series 2013-C, Class A, 1.640%, 04/16/18 (e)	3,132
2,849	CWABS Revolving Home Equity Loan Trust, Series 2005-M, Class A1, VAR, 0.408%, 02/15/36	2,237
615	CWHEQ Revolving Home Equity Loan Trust, Series 2005-E, Class 2A, VAR, 0.388%, 11/15/35	481
	DT Auto Owner Trust,
102	Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	102
4,118	Series 2013-2A, Class A, 0.810%, 09/15/16 (e)	4,119
4,152	Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	4,167

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	First Franklin Mortgage Loan Trust,
135	Series 2002-FF1, Class M1, VAR, 1.216%, 04/25/32	99
1,094	Series 2002-FF4, Class M1, VAR, 1.741%, 02/25/33	333
502	Series 2003-FFH1, Class M2, VAR, 2.791%, 09/25/33	275
703	Series 2004-FF8, Class M4, VAR, 1.772%, 10/25/34	65
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.646%, 09/25/35	907
3,414	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	3,411
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.656%, 07/25/35	2,940
332	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.348%, 09/15/30	264
2,379	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	2,378
4,222	Honda Auto Receivables Owner Trust, Series 2011-1, Class A4, 1.800%, 04/17/17	4,244
5,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	5,050
295	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.806%, 12/25/24	256
28	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	28
274	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.216%, 02/25/34	253
	Morgan Stanley ABS Capital I, Inc. Trust,
1,910	Series 2003-NC6, Class M1, VAR, 1.366%, 06/25/33	1,845
7,500	Series 2005-WMC4, Class M5, VAR, 1.141%, 04/25/35	6,749
2,700	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,686
6,000	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	5,991
306	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.566%, 11/25/33	234
	Nissan Auto Receivables Owner Trust,
3,149	Series 2010-A, Class A4, 1.310%, 09/15/16	3,156
2,750	Series 2011-A, Class A4, 1.940%, 09/15/17	2,788
1,969	NYMT Residential LLC, Series 2013-RP3A, SUB, 4.850%, 09/25/18 (i)	1,969
1,032	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.066%, 07/25/32	943
2,417	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, VAR, 1.111%, 02/25/35	2,394
2,500	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.616%, 06/25/35	2,365
331	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.846%, 03/25/33	290
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	294
1,247	Real Estate Asset Trust, Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	1,253
	Residential Funding Mortgage Securities II Home Loan Trust,
264	Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	255
336	Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	321
76	Series 2003-HS1, Class AII, VAR, 0.456%, 12/25/32	70
	Santander Drive Auto Receivables Trust,
455	Series 2010-1, Class A3, 1.840%, 11/17/14	456
5,250	Series 2012-4, Class B, 1.830%, 03/15/17	5,303
815	Series 2013-1, Class A2, 0.480%, 02/16/16	815
2,755	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	2,765
1,840	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,807
165	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.866%, 04/25/33	158
127	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1, Class A, VAR, 0.746%, 01/25/33	120
3,062	Vericrest Opportunity Loan Transferee, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	3,050

	Total Asset-Backed Securities (Cost $145,510)	131,671

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 42.8%
	Agency CMO — 31.6%
516	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.795%, 10/25/22	79
	Federal Home Loan Mortgage Corp. REMIC,
12	Series 1071, Class F, VAR, 1.118%, 04/15/21	12
21	Series 1343, Class LA, 8.000%, 08/15/22	25
17	Series 1370, Class JA, VAR, 1.318%, 09/15/22	17
16	Series 1379, Class W, VAR, 1.890%, 10/15/22	17
4	Series 1508, Class KA, VAR, 1.557%, 05/15/23	4
274	Series 1689, Class M, PO, 03/15/24	265
123	Series 1771, Class PK, 8.000%, 02/15/25	143
209	Series 1974, Class ZA, 7.000%, 07/15/27	237
37	Series 1981, Class Z, 6.000%, 05/15/27	41
145	Series 2033, Class PR, PO, 03/15/24	141
18	Series 2261, Class ZY, 7.500%, 10/15/30	21
3	Series 2289, Class NA, VAR, 10.519%, 05/15/20	3
73	Series 2338, Class FN, VAR, 0.668%, 08/15/28	74
141	Series 2416, Class SA, IF, 15.270%, 02/15/32	199
118	Series 2416, Class SH, IF, 15.665%, 02/17/32	165
28	Series 2477, Class FZ, VAR, 0.718%, 06/15/31	28
340	Series 2661, Class FG, VAR, 0.618%, 03/15/17	340
784	Series 3085, Class VS, HB, IF, 28.049%, 12/15/35	1,316
1,059	Series 3300, Class FA, VAR, 0.468%, 08/15/35 (m)	1,054
3,101	Series 3737, Class DG, 5.000%, 10/15/30	3,409
6,484	Series 3832, Class PL, 5.000%, 08/15/39	7,211
4,005	Series 3841, Class JF, VAR, 0.568%, 10/15/38 (m)	4,006
13,295	Series 3860, Class FP, VAR, 0.568%, 06/15/40 (m)	13,315
3,205	Series 3952, Class MA, 3.000%, 11/15/21	3,350
15,673	Series 4074, Class FE, VAR, 0.568%, 07/15/42	15,685
15,472	Series 4111, Class FA, VAR, 0.518%, 08/15/39	15,439
7,663	Series 4120, IO, 3.000%, 10/15/32	1,018
19,177	Series 4150, Class F, VAR, 0.538%, 01/15/43	18,984
2,117	Series 4150, Class GE, 2.000%, 01/15/33	2,063
14,342	Series 4161, Class YF, VAR, 0.538%, 02/15/43	14,195
7,817	Series 4206, Class DA, 2.000%, 05/15/33	7,549
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
91	Series T-51, Class 1APO, PO, 09/25/42	63
1,223	Series T-54, Class 4A, VAR, 3.023%, 02/25/43	1,287
	Federal National Mortgage Association Grantor Trust,
566	Series 2001-T8, Class A1, 7.500%, 07/25/41	666
1,596	Series 2002-T6, Class A4, VAR, 3.107%, 03/25/41	1,635
	Federal National Mortgage Association REMIC,
18	Series 1988-15, Class B, VAR, 0.716%, 06/25/18	18
3	Series 1989-77, Class J, 8.750%, 11/25/19	4
1	Series 1989-89, Class H, 9.000%, 11/25/19	1
47	Series 1990-64, Class Z, 10.000%, 06/25/20	54
149	Series 1990-145, Class A, VAR, 1.104%, 12/25/20 (m)	152
96	Series 1991-142, Class PL, 8.000%, 10/25/21	110
92	Series 1991-156, Class F, VAR, 1.466%, 11/25/21	94
–(h)	Series 1992-91, Class SQ, HB, IF, 9,344.000%, 05/25/22	42
184	Series 1992-112, Class GB, 7.000%, 07/25/22	209
5	Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
69	Series 1992-200, Class FK, VAR, 2.257%, 11/25/22	71

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
82	Series 1993-27, Class S, IF, 9.502%, 02/25/23	97
163	Series 1993-110, Class H, 6.500%, 05/25/23	188
18	Series 1993-119, Class H, 6.500%, 07/25/23	20
159	Series 1993-146, Class E, PO, 05/25/23	155
69	Series 1993-165, Class FH, VAR, 1.316%, 09/25/23	71
339	Series 1993-179, Class FM, VAR, 2.207%, 10/25/23	345
51	Series 1997-74, Class E, 7.500%, 10/20/27	60
845	Series 2001-9, Class F, VAR, 0.417%, 02/17/31	843
156	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	33
647	Series 2002-77, Class FY, VAR, 0.566%, 12/25/17	650
1,092	Series 2003-17, Class FN, VAR, 0.466%, 03/25/18 (m)	1,097
65	Series 2003-21, Class FK, VAR, 0.566%, 03/25/33	65
1,390	Series 2004-17, Class BF, VAR, 0.516%, 01/25/34	1,390
2,400	Series 2006-3, Class SB, IF, IO, 6.534%, 07/25/35	378
6,134	Series 2006-124, Class FC, VAR, 0.516%, 01/25/37 (m)	6,127
222	Series 2007-2, Class FA, VAR, 0.366%, 02/25/37	221
5,146	Series 2010-42, Class PD, 4.500%, 07/25/39	5,363
5,397	Series 2012-38, Class PA, 2.000%, 09/25/41	5,192
9,231	Series 2012-93, Class ME, 2.500%, 01/25/42	9,259
5,061	Series 2012-114, Class VE, 3.500%, 10/25/25	5,418
20,517	Series 2012-119, Class FB, VAR, 0.516%, 11/25/42	20,372
2,082	Series 2013-6, Class FL, VAR, 0.566%, 02/25/43	2,072
7,620	Series 2013-15, Class DC, 2.000%, 03/25/33	7,399
4,805	Series 2013-23, Class KJ, 2.250%, 05/25/42	4,664
5,483	Series 2013-26, Class AV, 3.500%, 04/25/26	5,748
4,831	Series 2013-43, Class YH, 2.500%, 05/25/33	4,788
19,338	Series 2013-54, Class HF, VAR, 0.366%, 10/25/41	19,165
39	Series G92-44, Class ZQ, 8.000%, 07/25/22	43
916	Series G94-9, Class PJ, 6.500%, 08/17/24	1,036
	Federal National Mortgage Association REMIC Trust,
373	Series 2003-W1, Class 2A, VAR, 6.731%, 12/25/42	439
2,227	Series 2003-W15, Class 3A, VAR, 3.821%, 12/25/42 (m)	2,377
1,942	Series 2003-W4, Class 5A, VAR, 3.122%, 10/25/42 (m)	2,070
1,551	Series 2009-W1, Class A, 6.000%, 12/25/49	1,781
	Federal National Mortgage Association STRIPS,
941	Series 343, Class 23, IO, 4.000%, 10/01/18	59
1,380	Series 343, Class 27, IO, 4.500%, 01/01/19	96
	Federal National Mortgage Association Trust,
39	Series 2004-W2, Class 1A3F, VAR, 0.516%, 02/25/44	39
898	Series 2004-W2, Class 4A, VAR, 2.853%, 02/25/44	927
	Government National Mortgage Association,
666	Series 1999-27, Class ZA, 7.500%, 04/17/29	762
16	Series 2000-35, Class F, VAR, 0.718%, 12/16/25	17
439	Series 2002-31, Class FC, VAR, 0.416%, 09/26/21	438
230	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	3
1,813	Series 2003-59, Class XA, IO, VAR, 1.040%, 06/16/34	10
7,293	Series 2010-166, Class GP, 3.000%, 04/20/39	7,574
8,265	Series 2012-61, Class FM, VAR, 0.568%, 05/16/42 (m)	8,264

		241,927

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 11.2%
	Alternative Loan Trust,
858	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	880
1,253	Series 2004-33, Class 3A3, VAR, 2.636%, 12/25/34	672
134	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	137
1,179	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,236
	Banc of America Funding Trust,
909	Series 2005-E, Class 5A1, VAR, 2.846%, 05/20/35	879
1,221	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,215
	Banc of America Mortgage Trust,
12	Series 2003-5, Class 2A8, VAR, 0.616%, 07/25/18	11
1,479	Series 2004-D, Class 2A2, VAR, 2.867%, 05/25/34	1,456
215	Series 2005-10, Class 1A13, 5.500%, 11/25/35	215
1,038	Series 2005-A, Class 3A1, VAR, 2.933%, 02/25/35	977
670	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.171%, 11/25/34	321
	CHL Mortgage Pass-Through Trust,
338	Series 2002-38, Class A1, 5.000%, 02/25/18	339
605	Series 2003-21, Class A1, VAR, 2.815%, 05/25/33	607
537	Series 2004-HYB8, Class 1A1, VAR, 0.868%, 01/20/35	466
344	Series 2005-1, Class 1A2, VAR, 0.516%, 03/25/35	24
17	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	17
	Credit Suisse First Boston Mortgage Securities Corp.,
1,709	Series 2003-AR24, Class 2A4, VAR, 2.572%, 10/25/33	1,627
1,441	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,516
492	Series 2004-AR3, Class 6M1, VAR, 1.266%, 04/25/34	487
330	Series 2005-5, Class 1A1, 5.000%, 07/25/20	330
952	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.679%, 02/25/20	988
777	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	795
1,367	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.601%, 12/25/34	1,345
102	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.666%, 06/25/30	79
502	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.668%, 11/15/30	504
1,870	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,939
1,192	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	1,218
	Impac CMB Trust,
490	Series 2004-3, Class 3A, VAR, 0.806%, 03/25/34	481
472	Series 2004-6, Class 1A2, VAR, 0.946%, 10/25/34	443
1,926	Series 2005-5, Class A1, VAR, 0.806%, 08/25/35	1,673
1,493	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.056%, 03/25/37	1,346
281	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.026%, 10/25/33	278
	MASTR Adjustable Rate Mortgages Trust,
919	Series 2003-5, Class 5A1, VAR, 2.348%, 10/25/33	924
770	Series 2004-13, Class 2A1, VAR, 2.644%, 04/21/34	788
2,657	Series 2004-13, Class 3A7B, VAR, 2.130%, 11/21/34	2,713
226	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.566%, 02/25/33	205
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
686	Series 2001-TBC1, Class B1, VAR, 1.048%, 11/15/31	555
159	Series 2002-TBC1, Class B1, VAR, 1.168%, 09/15/30	126
79	Series 2002-TBC1, Class B2, VAR, 1.568%, 09/15/30	61

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
360	Series 2002-TBC2, Class B1, VAR, 1.018%, 08/15/32	276
	Merrill Lynch Mortgage Investors Trust,
745	Series 2004-1, Class 2A3, VAR, 2.157%, 12/25/34	730
1,429	Series 2004-D, Class A1, VAR, 0.826%, 09/25/29	1,404
86	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	94
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
567	Series 2003-HYB1, Class A4, VAR, 1.680%, 03/25/33	561
400	Series 2003-HYB1, Class B1, VAR, 1.680%, 03/25/33	252
	Morgan Stanley Mortgage Loan Trust,
4,558	Series 2004-3, Class 4A, VAR, 5.700%, 04/25/34	4,746
572	Series 2004-5AR, Class 3A3, VAR, 2.584%, 07/25/34	430
3,277	Series 2004-5AR, Class 3A5, VAR, 2.584%, 07/25/34	3,225
1,583	Series 2004-11AR, Class 1A2A, VAR, 0.476%, 01/25/35	1,455
1,739	NAAC Reperforming Loan REMIC Trust 2004-R3, Series 2004-R3, Class AF, VAR, 0.616%, 02/25/35 (e)	1,350
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
258	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	266
55	Series 2004-AR1, Class 5A1, VAR, 0.926%, 08/25/34	54
1,150	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 7.018%, 10/25/32	1,238
585	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	598
	RFMSI Trust,
1,130	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,117
4,500	Series 2005-SA2, Class 2A2, VAR, 3.036%, 06/25/35	4,123
1,111	Series 2006-SA4, Class 2A1, VAR, 3.573%, 11/25/36	941
2	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	2
	Sequoia Mortgage Trust,
104	Series 11, Class A, VAR, 1.068%, 12/20/32	101
261	Series 2003-3, Class A2, VAR, 1.109%, 07/20/33	254
2,802	Series 2004-11, Class A2, VAR, 0.671%, 12/20/34	2,615
	Springleaf Mortgage Loan Trust,
2,000	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	2,029
3,991	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,980
4,775	Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, VAR, 3.566%, 07/25/23	4,916
231	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.867%, 03/19/34	227
1,500	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.918%, 07/19/32	1,352
1,604	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-40A, Class 4A, VAR, 2.422%, 01/25/34	1,568
	Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
3,440	Series 2003-29, Class 3A1, VAR, 5.059%, 09/25/33	3,419
4,863	Series 2003-32, Class 5A1, VAR, 5.843%, 11/25/33	5,084
801	Vericrest Opportunity Loan Transferee, Series 2013-NPL4, Class A1, SUB, 4.000%, 11/25/53	801
1,236	WaMu Mortgage Pass-Through Certificates, Series 2004-AR11, Class A, VAR, 2.435%, 10/25/34	1,213
2,501	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A1, VAR, 2.451%, 06/25/34	2,516
	Wells Fargo Mortgage-Backed Securities Trust,
242	Series 2003-F, Class A1, VAR, 2.490%, 06/25/33	241
652	Series 2003-K, Class 1A2, VAR, 2.492%, 11/25/33	665
161	Series 2005-16, Class A16, 5.750%, 01/25/36	160
906	Series 2005-AR16, Class 3A2, VAR, 2.654%, 03/25/35	921
345	Series 2006-17, Class A1, 5.500%, 11/25/21	350

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
469	Series 2007-3, Class 3A1, 5.500%, 04/25/22	483

		85,630

	Total Collateralized Mortgage Obligations (Cost $332,106)	327,557

Commercial Mortgage-Backed Securities — 4.9%
2,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,091
2,900	Banc of America Re-REMIC Trust, Series 2013-DSNY, Class A, VAR, 1.217%, 09/15/26 (e)	2,904
	Bayview Commercial Asset Trust,
562	Series 2004-3, Class A2, VAR, 0.586%, 01/25/35 (e)	450
2,028	Series 2005-2A, Class A2, VAR, 0.516%, 08/25/35 (e)	1,715
405	Series 2005-2A, Class M1, VAR, 0.596%, 08/25/35 (e)	259
1,396	Series 2007-2A, Class A2, VAR, 0.486%, 07/25/37 (e)	725
695	Series 2007-2A, Class M4, VAR, 0.816%, 07/25/37 (e)	23
1,870	Series 2007-3, Class A2, VAR, 0.456%, 07/25/37 (e)	1,274
2,842	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, VAR, 4.750%, 02/13/46	2,912
	GS Mortgage Securities Corp. II,
2,700	Series 2005-GG4, Class A4, 4.751%, 07/10/39	2,808
4,414	Series 2013-GC16, Class A1, 1.264%, 11/10/46	4,426
2,406	Morgan Stanley Capital I Trust, Series 2004-T15, Class A4, VAR, 5.270%, 06/13/41	2,444
576	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	582
2,235	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.367%, 08/25/29 (e)	2,235
6,368	N-Star Real Estate CDO Ltd., (Cayman Islands), Series 2013-1A, Class A, VAR, 2.016%, 08/25/29 (e)	6,374
1,140	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	1,140
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,116
792	VFC LLC, Series 2013-1, Class A, 3.130%, 03/20/26 (e)	796
1,711	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.414%, 10/15/44	1,821
1,491	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	1,510

	Total Commercial Mortgage-Backed Securities (Cost $40,243)	37,605

Corporate Bonds — 7.0%
	Consumer Discretionary — 0.4%
	Automobiles — 0.4%
3,000	Daimler Finance North America LLC, VAR, 0.922%, 08/01/16 (e)	3,007

	Energy — 1.1%
	Oil, Gas & Consumable Fuels — 1.1%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 0.880%, 09/26/18	3,004
1,500	Petrobras Global Finance B.V., (Netherlands), VAR, 1.857%, 05/20/16	1,488
684	Spectra Energy Partners LP, 2.950%, 09/25/18	700
3,000	Statoil ASA, (Norway), VAR, 0.699%, 11/08/18	3,019

	Total Energy	8,211

	Financials — 4.3%
	Capital Markets — 0.6%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.341%, 11/15/18	2,993
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,895

		4,888

	Commercial Banks — 0.8%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.036%, 10/28/16 (e)	3,003
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	946
967	SunTrust Banks, Inc., 2.350%, 11/01/18	971
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,343

		6,263

	Consumer Finance — 1.7%
3,000	American Express Credit Corp., VAR, 0.747%, 07/29/16	3,015
3,000	American Honda Finance Corp., VAR, 0.744%, 10/07/16	3,008
4,000	HSBC USA, Inc., VAR, 1.130%, 09/24/18	4,006

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
3,000	Toyota Motor Credit Corp., VAR, 0.402%, 09/18/15	3,002

		13,031

	Diversified Financial Services — 0.8%
2,750	Citigroup, Inc., VAR, 0.921%, 11/15/16	2,754
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,048

		5,802

	Insurance — 0.4%
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,933

	Total Financials	32,917

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
849	Ventas Realty LP, 1.550%, 09/26/16	855

	Information Technology — 0.6%
	Computers & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.492%, 05/03/18	1,789

	Software — 0.4%
3,000	Oracle Corp., VAR, 0.824%, 01/15/19	3,015

	Total Information Technology	4,804

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.0% (g)
562	Verizon Communications, Inc., 2.500%, 09/15/16	584

	Wireless Telecommunication Services — 0.4%
3,000	America Movil S.A.B de C.V., (Mexico), VAR, 1.256%, 09/12/16	3,029

	Total Telecommunication Services	3,613

	Utilities — 0.1%
	Electric Utilities — 0.1%
667	Duke Energy Ohio, Inc., VAR, 0.399%, 03/06/15	667

	Total Corporate Bonds (Cost $53,795)	54,074

Mortgage Pass-Through Securities — 6.4%
	Federal Home Loan Mortgage Corp.,
16	ARM, 1.470%, 12/01/21	16
68	ARM, 2.085%, 07/01/19	72
487	ARM, 2.216%, 01/01/23	518
13	ARM, 2.250%, 06/01/26 (m)	14
70	ARM, 2.256%, 01/01/27	74
20	ARM, 2.270%, 06/01/22	20
56	ARM, 2.320%, 12/01/26	60
43	ARM, 2.321%, 04/01/30	46
27	ARM, 2.340%, 10/01/29	27
992	ARM, 2.342%, 12/01/27 - 04/01/32 (m)	1,057
350	ARM, 2.350%, 07/01/30 (m)	373
78	ARM, 2.351%, 07/01/28	83
39	ARM, 2.389%, 01/01/30	42
20	ARM, 2.403%, 12/01/29	21
296	ARM, 2.405%, 08/01/27 - 11/01/27	315
234	ARM, 2.417%, 12/01/26	250
25	ARM, 2.421%, 05/01/18	27
70	ARM, 2.428%, 02/01/23	71
47	ARM, 2.602%, 04/01/24	50
14	ARM, 2.630%, 06/01/25	14
236	ARM, 2.663%, 01/01/23 (m)	253
8,834	Federal Home Loan Mortgage Corp. Gold Pool, 3.000%, 08/01/28	9,000
14	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	15
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
10	7.500%, 05/01/28	11
31	8.500%, 07/01/28	37
16	9.000%, 02/01/25	19
	Federal National Mortgage Association,
10	ARM, 1.625%, 03/01/17	10
20	ARM, 1.700%, 04/01/24	21
10	ARM, 1.860%, 06/01/18	10
34	ARM, 1.871%, 04/01/21	35
42	ARM, 1.882%, 12/01/20	44
160	ARM, 1.888%, 11/01/18	167
76	ARM, 1.962%, 07/01/20 (m)	78
35	ARM, 2.025%, 05/01/30	35
30	ARM, 2.031%, 05/01/18	30
742	ARM, 2.134%, 05/01/33	782
53	ARM, 2.221%, 11/01/23	53
11	ARM, 2.226%, 11/01/21	12
9	ARM, 2.275%, 05/01/29	10
39	ARM, 2.276%, 06/01/26	41
56	ARM, 2.294%, 01/01/31 (m)	59
47	ARM, 2.325%, 05/01/31	47
257	ARM, 2.338%, 09/01/33	275
117	ARM, 2.352%, 12/01/28	119
11	ARM, 2.355%, 07/01/25	12
20	ARM, 2.397%, 03/01/38	21
110	ARM, 2.415%, 09/01/19	115

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
592	ARM, 2.466%, 01/01/25	632
22	ARM, 2.470%, 12/01/26	24
141	ARM, 2.514%, 08/01/26	151
191	ARM, 2.537%, 02/01/34	204
48	ARM, 2.586%, 03/01/29	52
73	ARM, 2.708%, 11/01/30	76
10	ARM, 2.709%, 03/01/15	11
55	ARM, 2.968%, 07/01/27	59
3	ARM, 4.340%, 05/01/20	3
45	ARM, 6.000%, 01/01/20	46
	Federal National Mortgage Association, 15 Year, Single Family,
6,019	4.000%, 02/01/25	6,412
55	7.000%, 03/01/16 (m)	57
	Federal National Mortgage Association, 20 Year, Single Family,
6,302	3.000%, 07/01/33	6,304
4,952	5.000%, 10/01/23	5,377
	Federal National Mortgage Association, 30 Year, FHA/VA,
24	7.000%, 03/01/27	28
16	8.000%, 11/01/27	17
23	8.500%, 10/01/24	23
7	9.000%, 08/01/25	7
	Federal National Mortgage Association, 30 Year, Single Family,
4,229	5.000%, 12/01/39	4,678
3,834	5.500%, 08/01/40	4,211
1,709	6.000%, 04/01/39	1,887
25	7.250%, 09/01/22	26
146	7.500%, 06/01/23 - 10/01/30	163
4	8.500%, 08/01/17	4
	Federal National Mortgage Association, Other,
12	6.500%, 04/01/16	13
59	12.000%, 11/01/30	65
	Government National Mortgage Association II, 30 Year, Single Family,
46	7.250%, 08/20/22 - 11/20/22	47
44	7.400%, 02/20/22 - 03/20/22	45
15	7.500%, 10/20/23	16
20	7.850%, 12/20/21	20
61	8.000%, 07/20/25 - 08/20/26	72
3,773	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	4,031
	Government National Mortgage Association, 30 Year, Single Family,
50	7.000%, 06/15/24	56
22	8.000%, 10/15/27	25
17	9.000%, 11/15/24	19
126	9.500%, 07/15/25	148

	Total Mortgage Pass-Through Securities (Cost $48,178)	49,470

U.S. Treasury Obligations — 4.6%
	U.S. Treasury Notes,
10,000	0.250%, 10/31/14	10,010
25,000	0.250%, 05/31/15	25,014

	Total U.S. Treasury Obligations (Cost $34,964)	35,024

SHARES
Short-Term Investment — 16.6%
	Investment Company — 16.6%
127,128	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $127,128)	127,128

	Total Investments — 99.5% (Cost $781,924)	762,529
	Other Assets in Excess of Liabilities — 0.5%	3,504

	NET ASSETS — 100.0%	$766,033

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2013.
CDO	—	Collateralized Debt Obligation
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,656
Aggregate gross unrealized depreciation	(26,051)

Net unrealized appreciation/depreciation	$(19,395)

Federal income tax cost of investments	$781,924

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$86,055	$45,616	$131,671
Collateralized Mortgage Obligations
Agency CMO	—	241,893	34	241,927
Non-Agency CMO	—	76,511	9,119	85,630

Total Collateralized Mortgage Obligations	—	318,404	9,153	327,557

Commercial Mortgage-Backed Securities	—	37,323	282	37,605
Corporate Bonds
Consumer Discretionary	—	3,007	—	3,007
Energy	—	8,211	—	8,211
Financials	—	32,917	—	32,917
Health Care	—	855	—	855
Information Technology	—	4,804	—	4,804
Telecommunication Services	—	3,613	—	3,613
Utilities	—	667	—	667

Total Corporate Bonds	—	54,074	—	54,074

Mortgage Pass-Through Securities	—	49,470	—	49,470
U.S. Treasury Obligations	—	35,024	—	35,024
Short-Term Investment
Investment Company	127,128	—	—	127,128

Total Investments in Securities	$127,128	$580,350	$55,051	$762,529

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Limited Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$32,171	$—	$3,011	$38	$13,070	$(5,450)	$2,776	$—	$45,616
Collateralized Mortgage Obligations - Agency CMO	35,850	—	—	(8)	—	—	—	(35,808)	34
Collateralized Mortgage Obligations - Non-Agency CMO	4,601	145	145	2	9,156	(4,949)	19	—	9,119
Commercial Mortgage-Backed Securities	331	—	51	—	—	(100)	—	—	282

Total	$72,953	$145	$3,207	$32	$22,226	$(10,499)	$2,795	$(35,808)	$55,051

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $3,207,000.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$44,286	Discounted Cash Flow	Constant Prepayment Rate	0%-14.00% (4.04%)
			Constant Default Rate	0%-16.00% (7.28%)
			PSA Prepayment Model	277.00%-460.00% (399.81%)
			Yield (Discount Rate of Cash Flows)	(9.60%)-30.75% (5.29%)

Asset-Backed Securities	44,286

Total	$44,286

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $10,765,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 43.7%
	ABN Amro Bank N.V.,
52,000	0.240%, 02/18/14	51,973
90,000	0.295%, 12/09/13	89,994
25,000	Banco Del Estado De Chile, 0.200%, 02/18/14	25,000
	Bank of China,
150,000	0.350%, 01/03/14	150,000
13,000	0.350%, 01/06/14	13,000
10,000	0.550%, 01/09/14	9,994
50,000	0.570%, 02/11/14	49,943
22,000	0.620%, 01/17/14	21,982
32,000	0.630%, 02/10/14	31,960
25,000	0.630%, 03/03/14 (n)	24,961
	Bank of Montreal,
52,000	0.180%, 01/07/14	52,000
20,000	0.200%, 01/17/14	20,000
55,000	0.250%, 02/03/14	55,000
55,000	0.250%, 02/04/14	55,000
	Bank of Nova Scotia,
25,000	0.220%, 03/25/14	25,000
75,000	0.230%, 05/19/14	75,000
75,000	0.242%, 12/21/13	75,000
50,000	0.258%, 12/19/13	50,000
55,000	0.289%, 12/09/13	55,000
53,000	0.308%, 12/02/13	53,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
20,000	0.250%, 01/27/14	20,000
30,000	0.250%, 04/03/14	30,000
100,000	0.250%, 04/09/14	100,000
40,000	0.250%, 04/10/14	40,000
20,000	0.250%, 04/11/14	20,000
10,000	0.250%, 05/07/14	10,000
20,000	0.250%, 05/22/14	20,000
15,000	0.250%, 05/30/14	15,000
43,000	0.270%, 02/04/14	42,979
40,000	0.270%, 02/10/14	39,979
35,000	0.270%, 02/18/14	34,979
130,000	Banque Federative du Credit Mutuel, 0.200%, 02/18/14	130,000
	Barclays Bank plc,
36,000	0.260%, 02/24/14	36,000
40,000	0.280%, 12/30/13	40,000
	BNP Paribas,
50,000	0.320%, 04/21/14	50,000
60,000	0.328%, 03/20/14	59,941
100,000	0.330%, 03/19/14	100,000
75,000	0.340%, 03/13/14	75,000
110,000	Canadian Imperial Bank of Commerce, 0.218%, 12/02/13	110,000
	Chiba Bank Ltd.,
15,000	0.230%, 01/22/14	15,000
25,000	0.230%, 01/24/14	25,000
	China Construction Bank Corp.,
20,000	0.520%, 12/23/13	20,000
100,000	0.600%, 01/06/14	99,940
10,000	0.600%, 01/07/14	9,994
45,000	0.600%, 01/27/14	44,957
100,000	Credit Agricole Corporate and Investment Bank, 0.240%, 12/05/13	100,000
50,000	Credit Industriel et Commercial, 0.220%, 12/23/13	49,993
	Credit Suisse AG,
120,000	0.216%, 12/25/13	120,000
60,000	0.216%, 12/25/13	60,000
50,000	0.290%, 06/27/14	50,000
	Deutsche Bank AG,
72,000	0.280%, 03/31/14	72,000
60,000	0.300%, 04/29/14	60,000
83,000	0.302%, 12/18/13	83,000
	DNB Bank ASA,
55,000	0.230%, 06/04/14	54,935
80,000	0.230%, 06/05/14	79,905
10,000	0.235%, 12/16/13	10,000
17,000	DZ Bank AG, 0.350%, 12/20/13	17,000
	HSBC Bank plc,
95,000	0.230%, 12/02/13	94,999
24,000	0.300%, 01/10/14	24,000
15,000	0.380%, 11/17/14	15,000
34,000	0.380%, 11/18/14	34,000
30,000	0.380%, 11/19/14	30,000
23,000	0.390%, 04/29/14	23,000
32,000	0.390%, 05/22/14	32,000
	Industrial & Commercial Bank of China Ltd.,
110,000	0.490%, 02/14/14	110,000
30,000	0.500%, 02/25/14	30,000
33,000	0.670%, 02/28/14 (n)	32,946
	ING Bank N.V.,
110,000	0.250%, 03/25/14	110,000
55,000	0.260%, 12/04/13	55,000
	Mitsubishi UFJ Trust & Banking Corp.,
25,000	0.250%, 03/10/14	25,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
71,000	0.260%, 02/28/14	70,954
30,000	0.260%, 02/26/14	30,000
30,000	0.260%, 04/02/14	30,000
35,000	0.260%, 05/23/14	35,000
21,000	0.260%, 05/29/14	21,000
25,000	0.265%, 04/30/14	24,973
20,000	0.270%, 05/30/14	19,973
15,000	0.270%, 04/24/14	15,000
	Mizuho Corporate Bank Ltd.,
205,000	0.220%, 02/21/14	205,000
90,000	0.250%, 01/10/14	89,974
25,000	0.255%, 12/27/13	24,996
100,000	0.260%, 01/03/14	99,976
50,000	0.265%, 12/19/13	49,993
30,000	0.280%, 01/21/14	29,988
100,000	0.280%, 01/23/14	99,959
75,000	0.280%, 02/18/14	75,001
25,000	0.290%, 01/24/14	25,000
72,000	National Australia Bank Ltd., 0.246%, 12/22/13	72,000
36,000	National Bank of Canada, 0.235%, 03/28/14	36,000
105,000	Natixis, 0.301%, 12/25/13	105,000
30,000	Nordea Bank Finland plc, 0.250%, 01/30/14	30,000
	Norinchukin Bank,
250,000	0.100%, 12/03/13	250,000
79,000	0.220%, 01/17/14	79,000
13,000	0.220%, 01/28/14	13,000
30,000	0.220%, 01/31/14	30,000
85,000	0.220%, 02/14/14	85,000
21,000	0.220%, 02/18/14	21,000
35,000	0.220%, 02/21/14	35,000
51,000	0.220%, 02/24/14	51,000
25,000	0.220%, 02/27/14	25,000
22,500	0.230%, 02/19/14	22,500
100,000	Oversea-Chinese Banking Corp., Ltd., 0.270%, 03/04/14	99,930
	Rabobank Nederland N.V.,
65,000	0.248%, 12/17/13	65,000
13,000	0.278%, 02/28/14	13,000
32,000	0.288%, 02/24/14	32,000
75,000	0.292%, 02/01/14	75,000
74,000	0.292%, 01/21/14	74,000
30,000	0.299%, 12/03/13	30,000
24,900	0.310%, 04/10/14	24,900
50,000	0.320%, 04/10/14	50,000
29,000	0.360%, 05/20/14	28,951
	Royal Bank of Canada,
50,000	0.244%, 12/27/13	50,000
15,000	0.260%, 12/02/13	15,000
20,000	0.267%, 12/21/13	20,000
80,000	0.275%, 12/29/13	80,000
	Shizuoka Bank,
27,400	0.210%, 01/03/14	27,400
25,000	0.220%, 02/28/14	25,000
	Societe Generale,
25,000	0.200%, 02/18/14	25,000
30,000	0.220%, 01/31/14	29,989
	Sumitomo Mitsui Banking Corp.,
22,000	0.250%, 01/28/14	22,000
25,000	0.250%, 01/31/14	25,000
50,000	0.260%, 02/18/14	50,000
100,000	0.260%, 03/20/14	100,000
100,000	0.260%, 03/24/14	100,000
50,000	0.260%, 04/01/14	50,000
110,000	0.260%, 04/30/14	110,000
30,000	0.260%, 05/06/14	30,000
50,000	0.260%, 06/03/14	50,000
13,000	0.270%, 02/27/14	12,992
	Sumitomo Mitsui Trust Bank Ltd.,
25,000	0.225%, 02/21/14	24,987
50,000	0.227%, 02/28/14	49,972
10,000	0.240%, 12/11/13	9,999
10,000	0.245%, 12/06/13	10,000
	Toronto-Dominion Bank,
38,000	0.226%, 12/25/13	38,000
50,000	0.300%, 05/14/14	50,000
75,000	0.310%, 04/23/14	75,000
	UBS AG,
82,000	0.230%, 06/03/14	82,000
50,000	0.260%, 05/16/14	50,000
25,000	UOB Australia Ltd., 0.230%, 05/21/14	24,973
	Wells Fargo Bank N.A.,
50,000	0.239%, 11/14/14	50,000
50,000	0.254%, 12/17/13	50,000
70,000	0.256%, 12/06/13	70,000

	Total Certificates of Deposit (Cost $7,246,734)	7,246,734

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 28.3% (n)
	ABN Amro Funding USA LLC,
70,000	0.290%, 12/02/13 (e) (m)	69,999
75,000	0.290%, 12/16/13 (e)	74,991
	Antalis U.S. Funding Corp.,
4,900	0.220%, 02/07/14 (e)	4,898
13,000	0.220%, 02/21/14 (e)	12,993
50,000	0.250%, 12/03/13 (e)	49,999
75,000	0.250%, 12/19/13 (e)	74,991
250,000	Australia & New Zealand Banking Group Ltd., 0.286%, 02/22/14 (e)	250,000
26,000	Bank of Nova Scotia, 0.195%, 02/19/14	25,989
	Barclays Bank plc,
15,000	0.250%, 02/19/14 (e)	14,992
25,000	0.270%, 05/22/14 (e)	24,968
25,000	0.300%, 05/02/14 (e)	24,968
15,000	Barton Capital Corp., 0.200%, 02/07/14 (e)	14,994
	Bedford Row Funding Corp.,
30,000	0.301%, 01/13/14 (e)	29,989
15,000	0.321%, 09/24/14 (e)	14,961
70,000	BNP Paribas Finance, Inc., 0.351%, 03/13/14	69,931
18,000	Caisse Centrale Desjardins du Quebec, 0.250%, 01/27/14 (e)	17,993
	Caisse d’Amortissement de la Dette Sociale,
50,000	0.250%, 04/22/14 (e)	49,951
90,000	0.311%, 01/30/14 (e)	89,953
	Caisse des Depots et Consignations,
42,000	0.250%, 01/27/14 (e)	41,983
15,000	0.250%, 01/29/14 (e)	14,994
25,000	Cancara Asset Securitization LLC, 0.200%, 01/27/14 (e)	24,992
90,000	Charta LLC, 0.250%, 05/13/14 (e)	89,898
	Commonwealth Bank of Australia,
25,000	0.234%, 12/29/13 (e)	25,000
20,000	0.236%, 12/30/13 (e)	20,000
50,000	0.236%, 12/22/13 (e)	50,000
16,000	0.237%, 12/21/13 (e)	15,999
30,000	0.241%, 12/23/13 (e)	29,998
70,000	0.248%, 02/23/14 (e)	70,000
78,000	0.248%, 01/29/14 (e)	78,000
50,000	0.268%, 12/09/13 (e)	50,000
34,000	0.270%, 12/04/13 (e)	34,000
	Credit Agricole North America, Inc.,
25,000	0.210%, 01/03/14	24,995
50,000	0.240%, 12/05/13	49,999
	Credit Suisse AG,
40,000	0.250%, 05/05/14	39,957
60,000	0.270%, 02/07/14	59,969
25,000	DBS Bank Ltd., 0.240%, 04/23/14 (e)	24,976
50,000	Deutsche Bank Financial LLC, 0.331%, 02/26/14	49,960
66,000	DNB Bank ASA, 0.260%, 01/27/14 (e)	65,973
35,000	General Electric Capital Corp., 0.240%, 04/16/14	34,968
25,000	Govco LLC, 0.200%, 02/26/14 (e)	24,988
	HSBC Bank plc,
25,000	0.248%, 12/03/13 (e)	25,000
50,000	0.258%, 12/18/13 (e)	50,000
33,000	0.281%, 02/15/14 (e)	33,000
	ING U.S. Funding LLC,
25,000	0.230%, 03/21/14	24,982
50,000	0.235%, 12/18/13	49,995
	Kells Funding LLC,
20,000	0.218%, 12/19/13 (e)	20,000
110,000	0.238%, 02/06/14 (e)	110,000
10,000	0.239%, 02/08/14 (e)	10,000
16,000	0.240%, 01/22/14 (e)	15,995
20,000	0.240%, 01/23/14	19,993
15,000	0.240%, 04/17/14	14,986
30,000	0.250%, 01/10/14 (e)	29,992
25,000	0.250%, 01/21/14	24,991
	Macquarie Bank Ltd.,
30,000	0.200%, 02/06/14 (e)	29,989
20,000	0.200%, 02/24/14 (e)	19,991
23,000	0.205%, 02/19/14 (e)	22,989
	Matchpoint Master Trust,
50,000	0.341%, 03/17/14 (e)	49,950
50,000	0.341%, 03/18/14 (e)	49,949
	MetLife Short Term Funding LLC,
25,000	0.250%, 04/28/14 (e)	24,974
25,000	0.250%, 01/21/14 (e)	24,991
10,000	0.250%, 04/29/14 (e)	9,990
	Natixis US Finance Co. LLC,
29,000	0.220%, 01/21/14	28,991
87,000	0.250%, 02/03/14	86,961
	Nieuw Amsterdam Receivables Corp.,
15,000	0.190%, 01/27/14 (e)	14,996
50,000	0.210%, 01/24/14 (e)	49,984
30,000	Northern Pines Funding LLC, 0.300%, 03/05/14 (e)	29,977

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	NRW Bank,
350,000	0.090%, 12/03/13 (e)	349,998
225,000	0.090%, 12/06/13 (e)	224,997
30,000	Old Line Funding LLC, 0.230%, 05/23/14 (e)	29,967
17,000	Rabobank USA Financial Corp., 0.301%, 04/22/14	16,980
	Regency Markets No. 1 LLC,
15,000	0.140%, 12/16/13 (e)	14,999
50,000	0.140%, 12/17/13 (e)	49,997
85,000	Royal Bank of Canada, 0.296%, 12/09/13 (e)	85,000
	Scaldis Capital LLC,
23,700	0.210%, 02/07/14 (e)	23,691
30,000	0.220%, 02/03/14 (e)	29,988
	Societe Generale North America, Inc.,
250,000	0.110%, 12/02/13	249,999
30,000	0.205%, 02/18/14	29,987
96,000	0.235%, 01/31/14	95,962
	Sumitomo Mitsui Banking Corp.,
170,000	0.260%, 02/06/14 (e)	169,918
15,000	0.260%, 02/20/14 (e)	14,991
55,000	Svenska Handelsbanken, Inc., 0.250%, 01/28/14 (e)	54,978
50,000	UBS Finance Delaware LLC, 0.260%, 03/13/14	49,963
21,000	United Overseas Bank Ltd., 0.240%, 04/21/14 (e)	20,980
	Versailles Commercial Paper LLC,
50,000	0.220%, 02/03/14 (e)	49,981
50,000	0.240%, 12/09/13 (e)	49,997
	Westpac Banking Corp.,
25,000	0.236%, 12/02/13 (e)	25,000
85,000	0.236%, 12/30/13 (e)	85,000
19,000	0.238%, 02/28/14 (e)	19,000
25,000	0.238%, 12/06/13 (e)	25,000
25,000	0.244%, 12/06/13 (e)	25,000
19,000	0.246%, 12/30/13 (e)	19,000
25,000	0.248%, 01/29/14 (e)	25,000
50,000	0.251%, 01/30/14 (e)	50,000
39,000	0.252%, 02/10/14 (e)	39,000
40,000	0.260%, 12/02/13 (e)	39,999
18,000	0.306%, 09/26/14 (e)	17,954

	Total Commercial Paper (Cost $4,692,201)	4,692,201

Corporate Notes — 2.8%
Financials — 2.8%
	Capital Markets — 0.6%
83,000	ING Bank N.V., 0.268%, 12/28/13 (e)	83,000
14,953	UBS AG, 2.250%, 01/28/14	14,998

		97,998

	Commercial Banks — 1.7%
56,000	Bank of America N.A., 0.260%, 05/27/14	56,000
46,000	Svenska Handelsbanken AB, 0.274%, 12/23/13 (e)	46,000
185,000	Wells Fargo Bank N.A., 0.304%, 12/09/13	185,000

		287,000

	Insurance — 0.5%
	Metropolitan Life Global Funding I
35,000	0.474%, 01/05/14 (e)	35,000
47,000	0.506%, 12/09/13 (e)	47,000

		82,000

	Total Corporate Notes (Cost $466,998)	466,998

Foreign Government Security — 0.0% (g)
5,000	Export Development Canada, 0.120%, 12/02/13 (e) (Cost $5,000)	5,000

Repurchase Agreements — 4.0%
25,000	BNP Paribas Securities Corp., 0.280%, dated 11/29/13, due 12/09/13, repurchase price $25,002, collateralized by Corporate Notes and Bonds, 1.750% - 8.875%, due 11/13/18 - 10/23/34, with a value of $26,250. (i)	25,000
50,000	BNP Paribas Securities Corp., 0.310%, dated 11/29/13, due 01/03/14, repurchase price $50,015, collateralized by Corporate Notes and Bonds, 0.000% - 7.700%, due 09/15/16 - 11/06/28, with a value of $53,148. (i)	50,000
120,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/29/13, due 02/25/14, repurchase price $120,188, collateralized by Corporate Notes and Bonds, 0.000% - 6.139%, due 03/06/20 - 02/15/51, with a value of $126,001. (i)	120,000
80,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/29/13, due 03/04/14, repurchase price $80,135, collateralized by Corporate Notes and Bonds, 0.000% - 6.000%, due 06/25/32 - 04/25/53, with a value of $84,001. (i)	80,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
12,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/29/13, due 01/17/14, repurchase price $12,010, collateralized by Corporate Notes and Bonds, 0.694% - 6.000%, due 04/12/39 - 09/25/53 and Federal Home Loan Mortgage Corporation, 7.316%, due 07/25/23, with a value of $12,600. (i)	12,000
35,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/29/13, due 02/18/14, repurchase price $35,050, collateralized by Corporate Notes and Bonds, 0.169% - 0.709%, due 08/14/48 - 12/10/49, with a value of $36,805. (i)	35,000
28,151	Deutsche Bank Securities, Inc., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $28,151, collateralized by Federal National Mortgage Association, 4.000% - 4.500%, due 12/25/41 - 03/25/42, with a value of $28,996.	28,151
32,500	Deutsche Bank Securities, Inc., 0.340%, dated 11/29/13, due 02/18/14, repurchase price $32,525, collateralized by Corporate Notes and Bonds, 0.000% - 12.000%, due 11/20/14 - 12/31/99 and Municipal Debt Securities, 5.200% - 5.500%, due 12/01/17 - 01/01/43, with a value of $34,125. (i)	32,500
32,500	Deutsche Bank Securities, Inc., 0.340%, dated 11/29/13, due 02/03/14, repurchase price $32,520, collateralized by Corporate Notes and Bonds, 0.000% - 12.000%, due 11/12/14 - 12/31/99 and Municipal Debt Securities, 0.000% - 5.500%, due 12/01/17 - 07/01/33, with a value of $34,125. (i)	32,500
25,000	HSBC Securities USA, Inc., 0.180%, dated 11/29/13, due 12/02/13, repurchase price $25,000, collateralized by Corporate Notes and Bonds, 0.000% - 3.100%, due 12/15/22 - 09/15/23, with a value of $26,251.	25,000
82,500	Merrill Lynch PFS, Inc., 0.560%, dated 11/29/13, due 12/02/13, repurchase price $82,504, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 12/15/14 - 12/31/99 and Municipal Debt Securities, 0.000% - 6.640%, due 05/01/16 - 06/15/50, with a value of $86,625.	82,500
30,000	Merrill Lynch PFS, Inc., 0.730%, dated 11/29/13, due 01/04/14, repurchase price $30,022, collateralized by Corporate Notes and Bonds, 0.000% - 11.125%, due 09/20/14 - 07/02/56, with a value of $31,500. (i)	30,000
65,000	Royal Bank of Canada, 0.200%, dated 11/29/13, due 12/04/13, repurchase price $65,002, collateralized by Corporate Notes and Bonds, 0.291% - 9.625%, due 09/19/14 - 11/15/43 and Federal Home Loan Mortgage Corporation, 5.000%, due 01/15/35, with a value of $68,486.	65,000
50,000	Royal Bank of Scotland, 0.930%, dated 11/29/13, due 12/11/13, repurchase price $50,015, collateralized by Corporate Notes and Bonds, 0.000% - 2.792%, due 12/26/36 - 02/28/41, with a value of $54,002. (i)	50,000

	Total Repurchase Agreements (Cost $667,651)	667,651

Time Deposits — 17.8%
175,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 12/02/13	175,000
500,000	Barclays Bank plc, 0.120%, 12/02/13	500,000
250,000	Citibank N.A., 0.120%, 12/04/13	250,000
195,684	Credit Agricole Corporate and Investment Bank, 0.110%, 12/02/13	195,684
514,575	Credit Industriel et Commercial, 0.100%, 12/02/13	514,575
250,000	ING Bank N.V., 0.130%, 12/02/13	250,000
225,000	Landesbank Hessen-Thueringen Girozentrale, 0.120%, 12/03/13	225,000
500,000	Natixis S.A., 0.100%, 12/02/13	500,000
250,000	Skandinaviska Enskilda Banken AB, 0.060%, 12/02/13	250,000
100,000	Societe Generale, 0.100%, 12/02/13	100,000

	Total Time Deposits (Cost $2,960,259)	2,960,259

U.S. Government Agency Securities — 1.3%
	Federal Home Loan Bank,
12,000	0.125%, 09/03/14	11,995
32,200	0.170%, 07/23/14	32,197
46,800	0.190%, 07/22/14	46,794
15,000	0.190%, 07/24/14	15,001
74,000	0.190%, 07/25/14	73,994
33,200	Federal National Mortgage Association, VAR, 0.147%, 12/11/13	33,195

	Total U.S. Government Agency Securities (Cost $213,176)	213,176

U.S. Treasury Obligations — 1.3%
	U.S. Treasury Notes — 1.3%
26,000	1.250%, 03/15/14	26,078
69,000	1.250%, 04/15/14	69,276

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	U.S. Treasury Notes — Continued
125,000	1.875%, 02/28/14	125,513

	Total U.S. Treasury Obligations (Cost $220,867)	220,867

Weekly Demand Note — 0.5%
	New York — 0.5%
76,615	New York City Housing Development Corp., 0.120%, 12/09/13 (Cost $76,615)	76,615

	Total Investments — 99.7% (Cost $16,549,501)*	16,549,501
	Other Assets in Excess of Liabilities — 0.3%	49,112

	NET ASSETS — 100.0%	$16,598,613

Percentages indicated are based on net assets.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$16,549,501	$—	$16,549,501

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.1% (t)
	Arizona — 3.1%
	Other Revenue — 1.5%
1,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	1,106

	Utility — 1.6%
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	1,116

	Total Arizona	2,222

	California — 1.6%
	Water & Sewer — 1.6%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,159

	Indiana — 1.5%
	Other Revenue — 1.5%
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,075

	Michigan — 87.7%
	Certificate of Participation/Lease — 2.3%
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., AGC, 5.250%, 10/15/20	1,663

	General Obligation — 31.7%
2,000	Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,333
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20	1,746
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,115
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,532
2,060	GO, AGM, Zero Coupon, 06/01/18	1,762
1,075	East Grand Rapids Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,093
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,046
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,480
1,000	Healthsource Saginaw, Inc., GO, 5.000%, 05/01/22	1,125
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,376
	Lowell Area Schools, Capital Appreciation,
2,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14 (m)	1,997
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,385
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,263
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,941
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/21	1,569

		22,763

	Hospital — 3.7%
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,141
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,545

		2,686

	Housing — 3.2%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
380	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	397
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,897

		2,294

	Other Revenue — 18.3%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,136
	Lansing Board of Water & Light Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,076
1,000	Series A, Rev., 5.500%, 07/01/41	1,065
1,000	Lansing Sewage Disposal System, Rev., 5.000%, 05/01/19	1,145
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,019
	Michigan Finance Authority, Unemployment Obligation Assessment,
1,000	Series B, Rev., 5.000%, 07/01/21	1,128
1,500	Series B, Rev., 5.000%, 07/01/22	1,640

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., AMBAC, 5.000%, 05/01/16	1,071
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., 2.000%, 05/30/18	1,519
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,324

		13,123

	Special Tax — 8.4%
	Michigan State Comprehensive Transportation,
3,130	Rev., AGM, 5.250%, 05/15/18	3,666
2,000	Rev., AGM, 5.250%, 05/15/21	2,356

		6,022

	Transportation — 1.6%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,169

	Utility — 2.0%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,437

	Water & Sewer — 16.5%
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,014
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	1,943
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,806
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,086

		11,849

	Total Michigan	63,006

	New York — 2.2%
	Industrial Development Revenue/Pollution Control Revenue — 2.2%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,602

	Total Municipal Bonds (Cost $66,036)	69,064

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
1,776	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,776)	1,776

	Total Investments — 98.6% (Cost $67,812)	70,840
	Other Assets in Excess of Liabilities — 1.4%	1,001

	NET ASSETS — 100.0%	$71,841

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COLL	—	Collateral
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,395
Aggregate gross unrealized depreciation	(367)

Net unrealized appreciation/depreciation	$3,028

Federal income tax cost of investments	$67,812

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,776	$69,064	$–	$70,840

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 9.8%
	Michigan — 9.8%
11,140	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.110%, 12/02/13	11,140
1,765	University of Michigan, Regents, Series B, Rev., VRDO, 0.040%, 12/02/13	1,765

	Total Daily Demand Notes (Cost $12,905)	12,905

Municipal Bonds — 6.1%
	Michigan — 6.1%
4,000	Michigan Finance Authority, CHE Trinity Health Credit Group, Series MI-1, Rev., VRDO, 0.100%, 12/02/13	4,000
4,000	Wells Fargo Stage Trust, Various States, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 01/16/14 (e)	4,000

	Total Municipal Bonds (Cost $8,000)	8,000

Weekly Demand Notes — 84.1%
	Massachusetts — 0.8%
1,085	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 12/09/13 (e)	1,085

	Michigan — 83.3%
	Austin Trust, Various States,
1,000	Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 12/09/13 (m)	1,000
4,500	Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.180%, 12/09/13	4,500
	Detroit City School District,
2,200	Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse AG, 0.150%, 12/09/13 (e)	2,200
1,685	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.200%, 12/09/13 (e)	1,685
755	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-302, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	755
7,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 12/09/13 (e)	7,000
875	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.150%, 12/09/13	875
1,000	Kent County, City of Grand Rapids, Industrial Development, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/09/13	1,000
3,055	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.050%, 12/09/13	3,055
3,000	Michigan Finance Authority, Higher Education Facilities, Spring Arbor University Project, Rev., VRDO, LOC: Comerica Bank, 0.060%, 12/09/13	3,000
10,000	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street B&T Co., 0.060%, 12/09/13	10,000
3,375	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 12/09/13	3,375
1,905	Michigan Higher Education Facilities Authority, Thomas M. Cooley Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/09/13	1,905
5,000	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 12/09/13	5,000
5,100	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, Rev., VRDO, 0.110%, 12/09/13 (i)	5,100
1,200	Michigan State Hospital Finance Authority, Trinity Health Credit, Series F, Rev., VRDO, 0.040%, 12/09/13	1,200
1,285	Michigan State Housing Development Authority, Multi-Family Housing, Berrien Woods III-A, Rev., VRDO, LOC: Citibank N.A., 0.080%, 12/09/13	1,285
4,940	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	4,940

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
300	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	300
	Michigan State Housing Development Authority, Rental Housing,
800	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.070%, 12/09/13	800
3,665	Series C, Rev., VRDO, AMT, 0.060%, 12/09/13	3,665
300	Series D, Rev., VRDO, AMT, 0.060%, 12/09/13	300
	Michigan State Housing Development Authority, Single Family Mortgage,
600	Series D-1, Rev., VRDO, AMT, 0.070%, 12/09/13	600
7,000	Series F, Rev., VRDO, AMT, FHA, 0.070%, 12/09/13	7,000
2,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series E, Rev., VRDO, AMT, 0.060%, 12/09/13	2,000
1,100	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/09/13	1,100
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: First of America Bank, 0.190%, 12/09/13	1,000
770	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: PNC Banks N.A., 0.140%, 12/09/13	770
880	Michigan Strategic Fund, Printing System, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.150%, 12/09/13	880
1,800	Michigan Strategic Fund, Sur-Flo Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.150%, 12/09/13	1,800
2,915	Michigan Strategic Fund, Transnav Technologies, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/09/13	2,915
4,380	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	4,380
1,405	Oakland County Economic Development Corp., A&M Label Project, Rev., VRDO, LOC: PNC Banks N.A., 0.140%, 12/09/13	1,405
4,135	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.150%, 12/09/13	4,135
6,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 12/09/13	6,000
	RBC Municipal Products, Inc. Trust, Various States, Floater Certificates,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada , 0.090%, 12/09/13	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada , 0.090%, 12/09/13	5,950
2,000	Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada , 0.090%, 12/09/13	2,000

		109,295

	Total Weekly Demand Notes (Cost $110,380)	110,380

	Total Investments — 100.0% (Cost $131,285) *	131,285
	Other Assets in Excess of Liabilities — 0.0% (g)	2

	NET ASSETS — 100.0%	$131,287

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2013.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$131,285	$—	$131,285

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.3%
	ABFC Trust,
1,498	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,516
1,664	Series 2005-WF1, Class A2C, VAR, 0.476%, 12/25/34	1,612
715	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.346%, 04/25/36	691
	Bayview Opportunity Master Fund IIa Trust,
718	Series 2012-4NPL, Class A, VAR, 3.475%, 07/28/32 (e)	718
4,357	Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	4,386
242	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.536%, 04/25/36	231
2,008	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,991
	Chase Funding Trust,
2,275	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,201
1,196	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,254
998	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,008
1,346	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.356%, 02/25/46 (e)	1,264
	Citigroup Mortgage Loan Trust, Inc.,
190	Series 2003-HE3, Class A, VAR, 0.546%, 12/25/33	179
1,130	Series 2004-HE1, Class A, VAR, 0.496%, 09/25/33 (e)	1,064
2,435	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	2,390
753	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	759
263	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	275
50	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.266%, 12/25/36	49
	Freedom Trust,
1,613	Series 2011-2, Class A11, VAR, 3.465%, 08/01/46 (e)	1,658
4,891	Series 2012-3, Class A22, VAR, 3.251%, 09/25/41 (e) (i)	4,964
	HLSS Servicer Advance Receivables Backed Notes,
4,464	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	4,494
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,740
3,291	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	3,289
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	506
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	449
1,329	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	1,325
245	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.366%, 03/25/36	182
	HSBC Home Equity Loan Trust USA,
391	Series 2006-1, Class A1, VAR, 0.328%, 01/20/36	380
279	Series 2006-2, Class A1, VAR, 0.318%, 03/20/36	273
419	Series 2007-1, Class AS, VAR, 0.368%, 03/20/36	409
1,132	Series 2007-3, Class APT, VAR, 1.368%, 11/20/36	1,125
	KGS-Alpha Capital Markets LP,
16,708	Series 2012-3, 0.793%, 09/25/26	454
44,379	Series 2012-4, VAR, 0.779%, 09/25/37	2,254
2,249	Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	2,349
1,386	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.516%, 07/25/34 (e)	1,375
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.916%, 02/25/34	2,048
428	Series 2006-WL2, Class 2A3, VAR, 0.366%, 01/25/36	389
1,833	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	1,833
	Madison Avenue Manufactured Housing Contract,
148,911	Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,191
1,324	Series 2002-A, Class M2, VAR, 2.416%, 03/25/32	1,323
2,792	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,769

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Mid-State Capital Trust,
1,474	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,519
2,273	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,360
	Nationstar Agency Advance Funding Trust,
2,056	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,045
701	Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	701
727	Series 2013-T1A, Class DT1, 2.734%, 02/15/45 (e)	729
783	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	767
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.089%, 11/25/33	711
318	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	321
2,490	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	2,490
5,100	NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	5,100
2,192	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.104%, 10/25/34	2,176
1,407	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	1,400
	RAMP Trust,
101	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	102
2,171	Series 2004-RS11, Class M1, VAR, 0.786%, 11/25/34	2,110
1,015	Series 2005-EFC5, Class A3, VAR, 0.506%, 10/25/35	999
3,662	Series 2006-RZ1, Class A3, VAR, 0.466%, 03/25/36	3,448
83	RASC Trust, Series 2005-KS9, Class A3, VAR, 0.536%, 10/25/35	83
	Real Estate Asset Trust,
20	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	21
2,103	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	2,103
1,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	1,000
496	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	264
1,583	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,609
1,313	Resort Finance Timeshare Receivables Trust, Series 2012-2, 5.750%, 09/05/18 (i)	1,313
	RMAT,
1,829	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	1,839
1,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	1,009
156	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	153
756	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	767
113	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.689%, 01/25/36	71
5,195	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	5,213
	Stanwich Mortgage Loan Co. LLC,
4,311	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	4,329
6,233	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	6,229
1,473	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,447
4,560	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	4,605
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.399%, 02/25/15	5,000
113	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.571%, 06/25/35	113
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
459	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	485
503	Series 2002-AL1, Class A2, 3.450%, 02/25/32	500
1,530	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,510
3,200	VOLT LLC, Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e)	3,200
	Westgate Resorts LLC,
2,856	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,873

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
2,505		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	2,505

		Total Asset-Backed Securities (Cost $132,858)	133,586

Collateralized Mortgage Obligations — 50.1%
		Agency CMO — 33.9%
–	(h)	Federal Home Loan Mortgage Corp. Reference REMIC, Series R007, Class ZA, 6.000%, 05/15/36	—	(h)
		Federal Home Loan Mortgage Corp. REMIC,
11		Series 11, Class D, 9.500%, 07/15/19	11
10		Series 22, Class C, 9.500%, 04/15/20	11
14		Series 23, Class F, 9.600%, 04/15/20	16
7		Series 30, Class D, 9.500%, 02/15/20	8
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
4		Series 47, Class F, 10.000%, 06/15/20	4
41		Series 77, Class H, 8.500%, 09/15/20	44
2		Series 81, Class A, 8.125%, 11/15/20	2
4		Series 84, Class F, 9.200%, 10/15/20	4
4		Series 99, Class Z, 9.500%, 01/15/21	4
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
–	(h)	Series 204, Class E, HB, IF, 1,855.092%, 05/15/23	4
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
3		Series 1065, Class J, 9.000%, 04/15/21	4
5		Series 1079, Class S, HB, IF, 33.430%, 05/15/21	10
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
3		Series 1084, Class F, VAR, 1.118%, 05/15/21	3
2		Series 1084, Class S, HB, IF, 44.470%, 05/15/21	4
4		Series 1133, Class H, 7.000%, 09/15/21	5
15		Series 1144, Class KB, 8.500%, 09/15/21	17
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,179.202%, 01/15/22	4
30		Series 1343, Class LA, 8.000%, 08/15/22	35
15		Series 1343, Class LB, 7.500%, 08/15/22	18
48		Series 1374, Class Z, 7.000%, 10/15/22	54
15		Series 1395, Class G, 6.000%, 10/15/22	16
118		Series 1401, Class J, 7.000%, 10/15/22	131
175		Series 1466, Class PZ, 7.500%, 02/15/23	199
5		Series 1470, Class F, VAR, 1.957%, 02/15/23	5
5		Series 1505, Class QB, HB, IF, 20.375%, 05/15/23	8
52		Series 1518, Class G, IF, 8.849%, 05/15/23	63
37		Series 1526, Class L, 6.500%, 06/15/23	41
56		Series 1541, Class O, VAR, 1.870%, 07/15/23	58
524		Series 1552, Class IA, IF, 16.228%, 08/15/23	713
14		Series 1570, Class F, VAR, 2.457%, 08/15/23	14
35		Series 1570, Class SA, HB, IF, 23.040%, 08/15/23	58
146		Series 1578, Class K, 6.900%, 09/15/23	166
17		Series 1578, Class V, IO, 7.000%, 09/15/23	3
321		Series 1591, Class PV, 6.250%, 10/15/23	356
15		Series 1602, Class SA, HB, IF, 22.205%, 10/15/23	26
42		Series 1609, Class LG, IF, 16.970%, 11/15/23	48
402		Series 1628, Class LZ, 6.500%, 12/15/23	447
374		Series 1638, Class H, 6.500%, 12/15/23	419
401		Series 1644, Class K, 6.750%, 12/15/23	447
474		Series 1658, Class GZ, 7.000%, 01/15/24	548
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	8
210		Series 1677, Class Z, 7.500%, 07/15/23	242
10		Series 1686, Class SH, IF, 18.860%, 02/15/24	15
1		Series 1688, Class W, 7.250%, 03/15/14	1
185		Series 1695, Class EB, 7.000%, 03/15/24	212
24		Series 1699, Class FC, VAR, 0.768%, 03/15/24	25
33		Series 1745, Class D, 7.500%, 08/15/24	39
665		Series 1760, Class ZD, VAR, 2.160%, 02/15/24	721
78		Series 1798, Class F, 5.000%, 05/15/23	84
5		Series 1807, Class G, 9.000%, 10/15/20	6
646		Series 1813, Class I, PO, 11/15/23	628

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,497		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	304
140		Series 1829, Class ZB, 6.500%, 03/15/26	157
241		Series 1863, Class Z, 6.500%, 07/15/26	269
6		Series 1865, Class D, PO, 02/15/24	5
79		Series 1899, Class ZE, 8.000%, 09/15/26	92
68		Series 1963, Class Z, 7.500%, 01/15/27	80
26		Series 1985, Class PR, IO, 8.000%, 07/15/27	5
33		Series 1987, Class PE, 7.500%, 09/15/27	36
290		Series 2033, Class J, 5.600%, 06/15/23	315
15		Series 2033, Class SN, HB, IF, 27.133%, 03/15/24	9
20		Series 2038, Class PN, IO, 7.000%, 03/15/28	5
174		Series 2040, Class PE, 7.500%, 03/15/28	203
19		Series 2042, Class T, 7.000%, 03/15/28	22
68		Series 2060, Class Z, 6.500%, 05/15/28	76
171		Series 2061, Class DC, IO, 6.500%, 06/15/28	38
14,730		Series 2065, Class PX, IO, 0.750%, 08/17/27	378
430		Series 2075, Class PH, 6.500%, 08/15/28	488
72		Series 2086, Class GB, 6.000%, 09/15/28	79
32		Series 2089, Class PJ, IO, 7.000%, 10/15/28	7
2		Series 2102, Class TC, 6.000%, 12/15/13 (m)	2
1		Series 2102, Class TU, 6.000%, 12/15/13 (m)	1
291		Series 2110, Class PG, 6.000%, 01/15/29	322
354		Series 2111, Class SB, IF, IO, 7.332%, 01/15/29	62
3		Series 2115, Class PE, 6.000%, 01/15/14	3
105		Series 2125, Class JZ, 6.000%, 02/15/29	116
247		Series 2130, Class QS, 6.000%, 03/15/29	276
45		Series 2132, Class SB, HB, IF, 29.822%, 03/15/29	85
66		Series 2132, Class ZL, 6.500%, 03/15/29	71
–	(h)	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
10		Series 2141, Class IO, IO, 7.000%, 04/15/29	2
28		Series 2163, Class PC, IO, 7.500%, 06/15/29	6
59		Series 2178, Class PB, 7.000%, 08/15/29	68
91		Series 2201, Class C, 8.000%, 11/15/29	108
320		Series 2209, Class TC, 8.000%, 01/15/30	390
164		Series 2210, Class Z, 8.000%, 01/15/30	192
66		Series 2224, Class CB, 8.000%, 03/15/30	78
33		Series 2247, Class Z, 7.500%, 08/15/30	38
250		Series 2254, Class Z, 9.000%, 09/15/30	307
166		Series 2256, Class MC, 7.250%, 09/15/30	193
241		Series 2259, Class ZM, 7.000%, 10/15/30	281
298		Series 2271, Class PC, 7.250%, 12/15/30	347
179		Series 2283, Class K, 6.500%, 12/15/23	199
71		Series 2296, Class PD, 7.000%, 03/15/31	83
1,120		Series 2303, Class ZD, 7.000%, 04/15/31	1,312
584		Series 2303, Class ZN, 8.500%, 04/15/29	618
36		Series 2306, Class K, PO, 05/15/24	34
89		Series 2306, Class SE, IF, IO, 7.940%, 05/15/24	15
544		Series 2344, Class ZD, 6.500%, 08/15/31	591
58		Series 2344, Class ZJ, 6.500%, 08/15/31	65
42		Series 2345, Class NE, 6.500%, 08/15/31	48
103		Series 2347, Class VP, 6.500%, 03/15/20	103
73		Series 2353, Class TD, 6.000%, 09/15/16	77
76		Series 2355, Class BP, 6.000%, 09/15/16	80
57		Series 2358, Class PD, 6.000%, 09/15/16	60
128		Series 2359, Class PM, 6.000%, 09/15/16	135
217		Series 2359, Class ZB, 8.500%, 06/15/31	263
129		Series 2360, Class PG, 6.000%, 09/15/16	136
35		Series 2363, Class PF, 6.000%, 09/15/16	37
66		Series 2366, Class MD, 6.000%, 10/15/16	69
934		Series 2367, Class ZK, 6.000%, 10/15/31	1,048
20		Series 2368, Class AS, HB, IF, 20.494%, 10/15/31	32
44		Series 2368, Class TG, 6.000%, 10/15/16	46
44		Series 2372, Class F, VAR, 0.668%, 10/15/31	44
47		Series 2383, Class FD, VAR, 0.668%, 11/15/31	48

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
75		Series 2388, Class UZ, 8.500%, 06/15/31	88
288		Series 2391, Class QR, 5.500%, 12/15/16	302
33		Series 2394, Class MC, 6.000%, 12/15/16	35
714		Series 2399, Class TH, 6.500%, 01/15/32	775
147		Series 2410, Class OE, 6.375%, 02/15/32	160
149		Series 2410, Class QS, IF, 19.064%, 02/15/32	226
103		Series 2410, Class QX, IF, IO, 8.482%, 02/15/32	25
152		Series 2423, Class MC, 7.000%, 03/15/32	176
196		Series 2423, Class MT, 7.000%, 03/15/32	227
95		Series 2425, Class OB, 6.000%, 03/15/17	100
2,214		Series 2431, Class F, VAR, 0.668%, 03/15/32	2,225
339		Series 2433, Class SA, HB, IF, 20.494%, 02/15/32	526
215		Series 2434, Class TC, 7.000%, 04/15/32	243
374		Series 2436, Class MC, 7.000%, 04/15/32	426
129		Series 2444, Class ES, IF, IO, 7.782%, 03/15/32	25
145		Series 2450, Class GZ, 7.000%, 05/15/32	168
146		Series 2450, Class SW, IF, IO, 7.832%, 03/15/32	29
147		Series 2458, Class QE, 5.500%, 06/15/17	154
314		Series 2462, Class NB, 6.500%, 06/15/22	349
571		Series 2464, Class FE, VAR, 1.168%, 03/15/32	583
42		Series 2470, Class SL, IF, 9.000%, 01/15/27	46
87		Series 2474, Class SJ, IF, IO, 7.482%, 07/15/17	5
1,642		Series 2494, Class SX, IF, IO, 6.832%, 02/15/32	284
503		Series 2513, Class ZC, 5.500%, 10/15/32	553
471		Series 2517, Class Z, 5.500%, 10/15/32	518
164		Series 2535, Class BK, 5.500%, 12/15/22	182
323		Series 2549, Class ZG, 5.000%, 01/15/18	333
3,577		Series 2552, Class FP, VAR, 1.168%, 01/15/33	3,641
1,752		Series 2557, Class HL, 5.300%, 01/15/33	1,898
91		Series 2571, Class SK, HB, IF, 33.777%, 09/15/23	175
541		Series 2586, Class WI, IO, 6.500%, 03/15/33	115
–	(h)	Series 2610, Class DZ, 5.500%, 05/15/33	—	(h)
93		Series 2611, Class SQ, IF, 12.665%, 05/15/33	107
339		Series 2611, Class UH, 4.500%, 05/15/18	358
471		Series 2626, Class NS, IF, IO, 6.382%, 06/15/23	42
94		Series 2631, Class SA, IF, 14.543%, 06/15/33	121
431		Series 2637, Class SA, IF, IO, 5.932%, 06/15/18	37
20		Series 2640, Class UG, IO, 5.000%, 01/15/32	—	(h)
898		Series 2641, Class WI, IO, 5.000%, 01/15/33	67
6		Series 2649, Class IG, IO, 5.000%, 11/15/31	—	(h)
474		Series 2650, Class PO, PO, 12/15/32	464
887		Series 2650, Class SO, PO, 12/15/32	873
171		Series 2671, Class S, IF, 14.451%, 09/15/33	221
3,012		Series 2684, Class PO, PO, 01/15/33	2,994
235		Series 2692, Class SC, IF, 12.951%, 07/15/33	289
105		Series 2694, Class BA, 4.000%, 06/15/31	111
–	(h)	Series 2715, Class OG, 5.000%, 01/15/23	—	(h)
761		Series 2720, Class PC, 5.000%, 12/15/23	827
3,221		Series 2722, Class PF, VAR, 0.768%, 12/15/33	3,226
329		Series 2725, Class SC, IF, 8.823%, 11/15/33	367
632		Series 2744, Class TU, 5.500%, 05/15/32	667
34		Series 2755, Class SA, IF, 13.865%, 05/15/30	35
214		Series 2756, Class NA, 5.000%, 02/15/24	232

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
115		Series 2780, Class JG, 4.500%, 04/15/19	118
247		Series 2802, Class ZY, 6.000%, 05/15/34	252
107		Series 2827, Class QE, 5.500%, 03/15/33	108
197		Series 2835, Class BO, PO, 12/15/28	194
221		Series 2835, Class QO, PO, 12/15/32	202
127		Series 2877, Class KO, PO, 03/15/19	123
1,414		Series 2934, Class EC, PO, 02/15/20	1,408
25		Series 2934, Class EN, PO, 02/15/18	25
1,471		Series 2934, Class HI, IO, 5.000%, 02/15/20	146
937		Series 2934, Class KI, IO, 5.000%, 02/15/20	89
338		Series 2945, Class SA, IF, 11.992%, 03/15/20	394
12,081		Series 2949, Class YZ, 5.500%, 03/15/35	12,873
396		Series 2967, Class JI, IO, 5.000%, 04/15/20	39
143		Series 2967, Class S, HB, IF, 32.903%, 04/15/25	245
164		Series 2971, Class GC, 5.000%, 07/15/18	166
69		Series 2989, Class PO, PO, 06/15/23	67
361		Series 2990, Class LK, VAR, 0.538%, 10/15/34	361
305		Series 2990, Class SL, HB, IF, 23.878%, 06/15/34	454
84		Series 2990, Class WP, IF, 16.595%, 06/15/35	102
1,109		Series 2994, Class FC, VAR, 0.568%, 02/15/33	1,106
59		Series 2996, Class FD, VAR, 0.418%, 06/15/35	59
268		Series 3022, Class SX, IF, 16.456%, 08/15/25	348
2,003		Series 3035, Class Z, 5.850%, 09/15/35	2,172
194		Series 3047, Class OB, 5.500%, 12/15/33	197
220		Series 3054, Class MI, IO, 5.500%, 05/15/34	8
787		Series 3068, Class QB, 4.500%, 06/15/20	824
685		Series 3077, Class TO, PO, 04/15/35	657
2,841		Series 3101, Class UZ, 6.000%, 01/15/36	3,168
482		Series 3117, Class EO, PO, 02/15/36	444
720		Series 3117, Class OG, PO, 02/15/36	706
483		Series 3117, Class OK, PO, 02/15/36	445
155		Series 3122, Class OH, PO, 03/15/36	149
12		Series 3122, Class ZB, 6.000%, 03/15/36	11
88		Series 3134, Class PO, PO, 03/15/36	82
2,783		Series 3137, Class XP, 6.000%, 04/15/36	3,107
366		Series 3138, Class PO, PO, 04/15/36	340
1,048		Series 3143, Class BC, 5.500%, 02/15/36	1,148
62		Series 3149, Class SO, PO, 05/15/36	47
120		Series 3151, Class PD, 6.000%, 11/15/34	121
618		Series 3151, Class PO, PO, 05/15/36	584
755		Series 3152, Class MO, PO, 03/15/36	709
474		Series 3153, Class EO, PO, 05/15/36	439
–	(h)	Series 3156, Class AZ, 5.500%, 05/15/36	—	(h)
558		Series 3171, Class MO, PO, 06/15/36	515
501		Series 3174, Class PX, 5.000%, 06/15/17	523
412		Series 3179, Class OA, PO, 07/15/36	381
80		Series 3184, Class OA, PO, 02/15/33	80
344		Series 3194, Class SA, IF, IO, 6.932%, 07/15/36	59
707		Series 3195, Class PD, 6.500%, 07/15/36	805
641		Series 3200, Class PO, PO, 08/15/36	605
1,011		Series 3210, Class PO, PO, 05/15/36	938
621		Series 3219, Class DI, IO, 6.000%, 04/15/36	111
560		Series 3232, Class ST, IF, IO, 6.532%, 10/15/36	94
989		Series 3237, Class AO, PO, 11/15/36	942
630		Series 3253, Class PO, PO, 12/15/21	610
395		Series 3260, Class CS, IF, IO, 5.972%, 01/15/37	58
389		Series 3262, Class SG, IF, IO, 6.232%, 01/15/37	41
279		Series 3274, Class JO, PO, 02/15/37	262
339		Series 3274, Class MO, PO, 02/15/37	319
194		Series 3275, Class FL, VAR, 0.608%, 02/15/37	194
3,500		Series 3282, Class YD, 5.500%, 02/15/22	3,957
131		Series 3288, Class GS, IF, 2.720%, 03/15/37	132
1,226		Series 3290, Class SB, IF, IO, 6.282%, 03/15/37	166
293		Series 3305, Class MB, IF, 2.648%, 07/15/34	291
294		Series 3316, Class JO, PO, 05/15/37	277

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,500		Series 3329, Class JD, 6.000%, 06/15/36	2,686
213		Series 3371, Class FA, VAR, 0.768%, 09/15/37	214
608		Series 3373, Class TO, PO, 04/15/37	565
1,084		Series 3385, Class SN, IF, IO, 5.832%, 11/15/37	147
948		Series 3387, Class SA, IF, IO, 6.252%, 11/15/37	128
338		Series 3389, Class DQ, 5.750%, 10/15/35	353
472		Series 3393, Class JO, PO, 09/15/32	373
1,245		Series 3404, Class SC, IF, IO, 5.832%, 01/15/38	164
3,283		Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	34
581		Series 3422, Class LI, IO, 5.000%, 02/15/23	51
679		Series 3451, Class SA, IF, IO, 5.882%, 05/15/38	101
872		Series 3461, Class LZ, 6.000%, 06/15/38	972
1,605		Series 3481, Class SJ, IF, IO, 5.682%, 08/15/38	238
1,063		Series 3505, Class SA, IF, IO, 5.832%, 01/15/39	140
802		Series 3511, Class IO, IO, 5.000%, 12/15/21	70
541		Series 3511, Class SA, IF, IO, 5.832%, 02/15/39	72
647		Series 3515, Class PI, IO, 5.500%, 07/15/37	43
1,522		Series 3531, Class SA, IF, IO, 6.132%, 05/15/39	229
2,162		Series 3537, Class MI, IO, 5.000%, 06/15/38	365
191		Series 3546, Class A, VAR, 2.127%, 02/15/39	196
681		Series 3549, Class FA, VAR, 1.368%, 07/15/39	690
2,003		Series 3572, Class JS, IF, IO, 6.632%, 09/15/39	318
743		Series 3604, Class PO, PO, 05/15/36	682
856		Series 3607, Class AO, PO, 04/15/36	798
856		Series 3607, Class BO, PO, 04/15/36	798
350		Series 3607, Class EO, PO, 02/15/33	349
1,471		Series 3607, Class PO, PO, 05/15/37	1,392
927		Series 3611, Class PO, PO, 07/15/34	860
1,700		Series 3614, Class QB, 4.000%, 12/15/24	1,783
863		Series 3621, Class BO, PO, 01/15/40	816
993		Series 3621, Class PO, PO, 01/15/40	936
1,099		Series 3623, Class LO, PO, 01/15/40	1,025
1,343		Series 3632, Class BS, IF, 16.941%, 02/15/40	1,985
5,900		Series 3659, Class VG, 5.000%, 09/15/34	6,679
1,092		Series 3688, Class CU, VAR, 6.746%, 11/15/21	1,174
5,369		Series 3688, Class NI, IO, 5.000%, 04/15/32	601
4,886		Series 3704, Class DT, 7.500%, 11/15/36	5,659
3,968		Series 3704, Class ET, 7.500%, 12/15/36	4,866
6,245		Series 3714, Class IP, IO, 5.000%, 08/15/40	1,092
4,082		Series 3739, Class LI, IO, 4.000%, 03/15/34	269
3,536		Series 3740, Class SC, IF, IO, 5.832%, 10/15/40	533
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,458
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,488
4,342		Series 3759, Class HI, IO, 4.000%, 08/15/37	516
2,686		Series 3760, Class GI, IO, 4.000%, 10/15/37	254
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,658
3,577		Series 3795, Class EI, IO, 5.000%, 10/15/39	618
–	(h)	Series 3819, Class ZQ, 6.000%, 04/15/36	—	(h)
512		Series 3852, Class QN, IF, 5.500%, 05/15/41	554
810		Series 3852, Class TP, IF, 5.500%, 05/15/41	870
2,266		Series 3860, Class PZ, 5.000%, 05/15/41	2,388
1,136		Series 3895, Class WA, VAR, 5.723%, 10/15/38	1,261
1,163		Series 3898, Class AF, VAR, 0.738%, 06/15/41	1,170
5,000		Series 3920, Class LP, 5.000%, 01/15/34	5,474
4,114		Series 3966, Class BF, VAR, 0.668%, 10/15/40	4,136
5,706		Series 3966, Class NA, 4.000%, 12/15/41	5,829
3,877		Series 3998, Class GF, VAR, 0.618%, 05/15/36	3,885
1,000		Series 4015, Class MY, 3.500%, 03/15/42	948

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6,038		Series 4048, Class FJ, VAR, 0.568%, 07/15/37	6,007
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	822
		Federal Home Loan Mortgage Corp. STRIPS,
1		Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1		Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
8		Series 134, Class B, IO, 9.000%, 04/01/22	2
1,653		Series 191, Class IO, IO, 8.000%, 01/01/28	443
896		Series 197, Class PO, PO, 04/01/28	839
1,212		Series 233, Class 11, IO, 5.000%, 09/15/35	215
688		Series 233, Class 12, IO, 5.000%, 09/15/35	113
1,643		Series 233, Class 13, IO, 5.000%, 09/15/35	291
2,812		Series 239, Class S30, IF, IO, 7.532%, 08/15/36	457
622		Series 243, Class 16, IO, 4.500%, 11/15/20	49
1,032		Series 243, Class 17, IO, 4.500%, 12/15/20	84
32,260		Series 262, Class 35, 3.500%, 07/15/42 (m)	32,776
1,918		Series 299, Class 300, 3.000%, 01/15/43	1,889
3,362		Series 310, Class PO, PO, 09/15/43	2,389
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
375		Series T-41, Class 3A, VAR, 6.380%, 07/25/32 (m)	432
1,361		Series T-42, Class A5, 7.500%, 02/25/42	1,607
82		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	94
94		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	112
2,171		Series T-54, Class 2A, 6.500%, 02/25/43	2,578
1,074		Series T-54, Class 3A, 7.000%, 02/25/43	1,251
1,942		Series T-56, Class A5, 5.231%, 05/25/43	2,120
191		Series T-58, Class APO, PO, 09/25/43	156
180		Series T-59, Class 1AP, PO, 10/25/43	154
2,682		Series T-62, Class 1A1, VAR, 1.343%, 10/25/44	2,743
5,334		Series T-76, Class 2A, VAR, 3.287%, 10/25/37	5,346
		Federal National Mortgage Association Grantor Trust,
34		Series 2001-T10, Class PO, PO, 12/25/41	32
662		Series 2001-T12, Class A2, 7.500%, 08/25/41	786
917		Series 2001-T7, Class A1, 7.500%, 02/25/41	1,084
289		Series 2002-T16, Class A2, 7.000%, 07/25/42	335
543		Series 2002-T19, Class A2, 7.000%, 07/25/42	641
344		Series 2002-T4, Class A2, 7.000%, 12/25/41	395
898		Series 2002-T4, Class A3, 7.500%, 12/25/41	1,031
741		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	784
556		Series 2004-T3, Class PT1, VAR, 8.976%, 01/25/44	625
		Federal National Mortgage Association REMIC,
37		Series 1988-7, Class Z, 9.250%, 04/25/18	41
2		Series 1988-11, Class D, PO, 05/25/18	2
201		Series 1988-21, Class G, 9.500%, 08/25/18	223
2		Series 1988-29, Class B, 9.500%, 12/25/18	2
2		Series 1989-21, Class G, 10.450%, 04/25/19	3
10		Series 1989-27, Class Y, 6.900%, 06/25/19	11
9		Series 1989-70, Class G, 8.000%, 10/25/19	10
4		Series 1989-78, Class H, 9.400%, 11/25/19	5
4		Series 1989-89, Class H, 9.000%, 11/25/19	4
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
26		Series 1990-102, Class J, 6.500%, 08/25/20	28
3		Series 1990-134, Class SC, HB, IF, 21.351%, 11/25/20	5

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	3
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
132		Series 1991-44, Class G, 8.500%, 05/25/21	148
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	1
6		Series 1992-101, Class J, 7.500%, 06/25/22	7
158		Series 1992-188, Class PZ, 7.500%, 10/25/22	179
167		Series 1993-25, Class J, 7.500%, 03/25/23	190
76		Series 1993-27, Class S, IF, 9.502%, 02/25/23	91
32		Series 1993-31, Class K, 7.500%, 03/25/23	36
320		Series 1993-54, Class Z, 7.000%, 04/25/23	363
17		Series 1993-62, Class SA, IF, 18.300%, 04/25/23	26
17		Series 1993-97, Class FA, VAR, 1.416%, 05/25/23	17
3		Series 1993-108, Class D, PO, 02/25/23	3
41		Series 1993-162, Class F, VAR, 1.116%, 08/25/23	41
6		Series 1993-165, Class SD, IF, 12.826%, 09/25/23	8
61		Series 1993-179, Class SB, HB, IF, 25.563%, 10/25/23	99
–	(h)	Series 1993-225, Class SG, HB, IF, 26.819%, 12/25/13	—	(h)
12		Series 1993-228, Class G, PO, 09/25/23	11
10		Series 1993-230, Class FA, VAR, 0.766%, 12/25/23	10
118		Series 1993-250, Class Z, 7.000%, 12/25/23	122
849		Series 1994-26, Class J, PO, 01/25/24	777
92		Series 1994-37, Class L, 6.500%, 03/25/24	103
29		Series 1995-2, Class Z, 8.500%, 01/25/25	35
202		Series 1996-14, Class SE, IF, IO, 8.200%, 08/25/23	35
9		Series 1996-59, Class J, 6.500%, 08/25/22	10
69		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
21		Series 1997-24, Class Z, 8.000%, 04/18/27	25
17		Series 1997-27, Class J, 7.500%, 04/18/27	19
400		Series 1997-46, Class Z, 7.500%, 06/17/27	462
15		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	3
983		Series 1998-30, Class ZA, 6.500%, 05/20/28	1,117
11		Series 1998-36, Class J, 6.000%, 07/18/28	12
210		Series 1998-36, Class ZB, 6.000%, 07/18/28	231
126		Series 1998-43, Class SA, IF, IO, 17.797%, 04/25/23	46
95		Series 1999-57, Class Z, 7.500%, 12/25/19	107
112		Series 1999-62, Class PB, 7.500%, 12/18/29	130
375		Series 2000-18, Class EC, PO, 10/25/23	365
16		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	4
865		Series 2001-4, Class ZA, 6.500%, 03/25/31	986
–	(h)	Series 2001-5, Class OW, 6.000%, 03/25/16	—	(h)
74		Series 2001-7, Class PF, 7.000%, 03/25/31	86
113		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	24
171		Series 2001-36, Class DE, 7.000%, 08/25/31	198
442		Series 2001-38, Class FB, VAR, 0.666%, 08/25/31	443
84		Series 2001-44, Class PD, 7.000%, 09/25/31	96
133		Series 2001-44, Class PU, 7.000%, 09/25/31	155
218		Series 2001-49, Class LZ, 8.500%, 07/25/31	248
39		Series 2001-52, Class XN, 6.500%, 11/25/15	41
653		Series 2001-53, Class FX, VAR, 0.516%, 10/25/31	650
441		Series 2001-61, Class Z, 7.000%, 11/25/31	504
117		Series 2001-71, Class QE, 6.000%, 12/25/16	123

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
75	Series 2001-72, Class SX, IF, 17.079%, 12/25/31	111
66	Series 2001-74, Class MB, 6.000%, 12/25/16	70
96	Series 2002-1, Class HC, 6.500%, 02/25/22	107
55	Series 2002-1, Class SA, HB, IF, 24.648%, 02/25/32	96
95	Series 2002-1, Class UD, HB, IF, 23.919%, 12/25/23	154
334	Series 2002-7, Class FD, VAR, 0.866%, 04/25/29	337
50	Series 2002-9, Class ST, IF, 18.922%, 03/25/17	62
596	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	21
35	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	43
12	Series 2002-18, Class PC, 5.500%, 04/25/17	12
111	Series 2002-19, Class PE, 6.000%, 04/25/17	117
860	Series 2002-30, Class Z, 6.000%, 05/25/32	963
49	Series 2002-37, Class Z, 6.500%, 06/25/32	55
1,822	Series 2002-50, Class ZA, 6.000%, 05/25/31	2,038
1,104	Series 2002-60, Class FA, VAR, 0.916%, 02/25/31	1,115
1,104	Series 2002-60, Class FB, VAR, 0.916%, 02/25/31	1,115
378	Series 2002-62, Class ZE, 5.500%, 11/25/17	402
143	Series 2002-63, Class KC, 5.000%, 10/25/17	152
155	Series 2002-63, Class LB, 5.500%, 10/25/17	165
138	Series 2002-77, Class S, IF, 14.179%, 12/25/32	181
2,324	Series 2003-2, Class F, VAR, 0.916%, 02/25/33	2,350
475	Series 2003-7, Class A1, 6.500%, 12/25/42	553
1,328	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	227
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,100
788	Series 2003-26, Class XS, IF, IO, 6.884%, 03/25/23	85
1,842	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	421
81	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	15
2,110	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	513
85	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	2
54	Series 2003-52, Class SX, HB, IF, 22.452%, 10/25/31	93
335	Series 2003-55, Class CD, 5.000%, 06/25/23	369
704	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	28
849	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	143
47	Series 2003-74, Class SH, IF, 9.871%, 08/25/33	47
565	Series 2003-76, Class SH, IF, 13.868%, 09/25/31	640
751	Series 2003-80, Class SY, IF, IO, 7.484%, 06/25/23	69
850	Series 2003-86, Class ZA, 5.500%, 09/25/33	933
145	Series 2003-91, Class SD, IF, 12.223%, 09/25/33	179
4,367	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,781
76	Series 2003-106, Class PO, PO, 08/25/17	75
946	Series 2003-116, Class SB, IF, IO, 7.434%, 11/25/33	188
1	Series 2003-128, Class KE, 4.500%, 01/25/14	1
149	Series 2003-130, Class SX, IF, 11.271%, 01/25/34	178
153	Series 2003-131, Class SK, IF, 15.868%, 01/25/34	205
141	Series 2003-132, Class OA, PO, 08/25/33	136
357	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	54
832	Series 2004-4, Class QI, IF, IO, 6.934%, 06/25/33	120
208	Series 2004-4, Class QM, IF, 13.868%, 06/25/33	258
464	Series 2004-10, Class SC, HB, IF, 27.936%, 02/25/34	643
887	Series 2004-17, Class H, 5.500%, 04/25/34	971

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
554		Series 2004-25, Class SA, IF, 19.069%, 04/25/34	774
1,843		Series 2004-28, Class PF, VAR, 0.566%, 03/25/34	1,845
558		Series 2004-36, Class SA, IF, 19.069%, 05/25/34	776
140		Series 2004-36, Class SN, IF, 13.868%, 07/25/33	169
738		Series 2004-46, Class EP, PO, 03/25/34	685
278		Series 2004-46, Class QB, HB, IF, 23.336%, 05/25/34	432
209		Series 2004-46, Class SK, IF, 16.044%, 05/25/34	269
5,030		Series 2004-50, Class VZ, 5.500%, 07/25/34	5,521
87		Series 2004-51, Class SY, IF, 13.908%, 07/25/34	112
625		Series 2004-53, Class NC, 5.500%, 07/25/24	694
292		Series 2004-59, Class BG, PO, 12/25/32	268
4,048		Series 2004-61, Class FH, VAR, 0.966%, 11/25/32	4,088
162		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	191
770		Series 2004-87, Class F, VAR, 0.916%, 01/25/34	778
9		Series 2004-92, Class JO, PO, 12/25/34	9
1,620		Series 2005-7, Class LO, PO, 02/25/35	1,574
330		Series 2005-13, Class FL, VAR, 0.566%, 03/25/35	330
174		Series 2005-15, Class MO, PO, 03/25/35	140
126		Series 2005-52, Class PA, 6.500%, 06/25/35	136
1,227		Series 2005-56, Class S, IF, IO, 6.544%, 07/25/35	252
338		Series 2005-66, Class SG, IF, 16.960%, 07/25/35	449
1,815		Series 2005-66, Class SV, IF, IO, 6.584%, 07/25/35	304
1,009		Series 2005-67, Class HG, 5.500%, 01/25/35	1,086
1,278		Series 2005-68, Class PG, 5.500%, 08/25/35	1,410
293		Series 2005-73, Class PS, IF, 16.285%, 08/25/35	383
1,113		Series 2005-74, Class SK, IF, 19.674%, 05/25/35	1,562
952		Series 2005-84, Class XM, 5.750%, 10/25/35	1,048
363		Series 2005-90, Class AO, PO, 10/25/35	357
1,226		Series 2005-90, Class ES, IF, 16.460%, 10/25/35	1,596
704		Series 2005-90, Class PO, PO, 09/25/35	691
580		Series 2005-103, Class SC, IF, 10.966%, 07/25/35	698
863		Series 2005-106, Class US, HB, IF, 23.958%, 11/25/35	1,370
–	(h)	Series 2005-110, Class GK, 5.500%, 08/25/34	—	(h)
424		Series 2005-116, Class PB, 6.000%, 04/25/34	449
5,452		Series 2006-8, Class WN, IF, IO, 6.534%, 03/25/36	950
1,487		Series 2006-8, Class WQ, PO, 03/25/36	1,380
201		Series 2006-15, Class OT, PO, 01/25/36	192
1,559		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,725
403		Series 2006-23, Class KO, PO, 04/25/36	384
1,116		Series 2006-27, Class OH, PO, 04/25/36	1,083
615		Series 2006-33, Class ZB, 6.000%, 05/25/36	620
1,685		Series 2006-39, Class WC, 5.500%, 01/25/36	1,844
–	(h)	Series 2006-44, Class FP, VAR, 0.566%, 06/25/36	—	(h)
788		Series 2006-44, Class GO, PO, 06/25/36	732
1,807		Series 2006-44, Class P, PO, 12/25/33	1,675
435		Series 2006-50, Class JO, PO, 06/25/36	395
634		Series 2006-50, Class PS, PO, 06/25/36	588
1,197		Series 2006-53, Class US, IF, IO, 6.414%, 06/25/36	186
899		Series 2006-56, Class FC, VAR, 0.456%, 07/25/36	899
1,101		Series 2006-56, Class FT, VAR, 0.916%, 07/25/36	1,056
328		Series 2006-58, Class AP, PO, 07/25/36	300
–	(h)	Series 2006-58, Class FL, VAR, 0.626%, 07/25/36	—	(h)
810		Series 2006-58, Class PO, PO, 07/25/36	736
783		Series 2006-59, Class QO, PO, 01/25/33	776
474		Series 2006-60, Class DO, PO, 04/25/35	463
1,283		Series 2006-63, Class ZH, 6.500%, 07/25/36	1,456
320		Series 2006-65, Class QO, PO, 07/25/36	297
567		Series 2006-72, Class GO, PO, 08/25/36	520
319		Series 2006-72, Class HO, PO, 08/25/26	307
487		Series 2006-72, Class TO, PO, 08/25/36	444

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
4,005		Series 2006-77, Class PC, 6.500%, 08/25/36	4,529
1,280		Series 2006-78, Class BZ, 6.500%, 08/25/36	1,415
532		Series 2006-79, Class DO, PO, 08/25/36	493
588		Series 2006-86, Class OB, PO, 09/25/36	549
626		Series 2006-90, Class AO, PO, 09/25/36	596
3,457		Series 2006-94, Class GI, IF, IO, 6.484%, 10/25/26	553
145		Series 2006-94, Class GK, HB, IF, 32.420%, 10/25/26	243
334		Series 2006-102, Class MD, 6.000%, 01/25/35	343
2,059		Series 2006-105, Class ME, 5.500%, 11/25/36	2,293
456		Series 2006-110, Class PO, PO, 11/25/36	423
202		Series 2006-111, Class EO, PO, 11/25/36	191
668		Series 2006-113, Class PO, PO, 07/25/36	657
730		Series 2006-115, Class OK, PO, 12/25/36	679
968		Series 2006-117, Class GS, IF, IO, 6.484%, 12/25/36	173
476		Series 2006-118, Class A2, VAR, 0.226%, 12/25/36	465
344		Series 2006-119, Class PO, PO, 12/25/36	318
1,221		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	256
1,157		Series 2006-120, Class PF, VAR, 0.416%, 12/25/36	1,156
1,208		Series 2006-126, Class AO, PO, 01/25/37	1,127
1,281		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	201
65		Series 2007-1, Class SD, HB, IF, 38.004%, 02/25/37	102
277		Series 2007-7, Class SG, IF, IO, 6.334%, 08/25/36	53
2,378		Series 2007-14, Class ES, IF, IO, 6.274%, 03/25/37	329
529		Series 2007-14, Class OP, PO, 03/25/37	481
246		Series 2007-15, Class NO, PO, 03/25/22	244
631		Series 2007-16, Class FC, VAR, 0.916%, 03/25/37	627
–	(h)	Series 2007-16, Class FM, VAR, 0.396%, 03/25/37	—	(h)
1,929		Series 2007-18, Class MZ, 6.000%, 03/25/37	2,117
675		Series 2007-22, Class SC, IF, IO, 5.914%, 03/25/37	104
304		Series 2007-24, Class GW, 5.500%, 03/25/29	307
158		Series 2007-39, Class EF, VAR, 0.416%, 05/25/37	157
–	(h)	Series 2007-43, Class FL, VAR, 0.466%, 05/25/37	—	(h)
899		Series 2007-54, Class FA, VAR, 0.566%, 06/25/37	900
2,151		Series 2007-54, Class WI, IF, IO, 5.934%, 06/25/37	300
1,385		Series 2007-60, Class AX, IF, IO, 6.984%, 07/25/37	214
858		Series 2007-64, Class FB, VAR, 0.536%, 07/25/37	858
1,778		Series 2007-65, Class KI, IF, IO, 6.454%, 07/25/37	237
5,031		Series 2007-72, Class EK, IF, IO, 6.234%, 07/25/37	657
116		Series 2007-75, Class EO, PO, 01/25/36	116
2,766		Series 2007-76, Class ZG, 6.000%, 08/25/37	3,027
785		Series 2007-78, Class CB, 6.000%, 08/25/37	848
143		Series 2007-79, Class SB, HB, IF, 23.408%, 08/25/37	218
584		Series 2007-88, Class VI, IF, IO, 6.374%, 09/25/37	85
1,778		Series 2007-91, Class ES, IF, IO, 6.294%, 10/25/37	270
2,155		Series 2007-100, Class SM, IF, IO, 6.284%, 10/25/37	297
2,812		Series 2007-101, Class A2, VAR, 0.416%, 06/27/36	2,769
407		Series 2007-106, Class A7, VAR, 6.007%, 10/25/37	456
7,000		Series 2007-112, Class GB, 5.500%, 12/25/22	7,890
3,432		Series 2007-112, Class SA, IF, IO, 6.284%, 12/25/37	479
8,000		Series 2007-114, Class A6, VAR, 0.366%, 10/27/37	8,005
3,329		Series 2007-116, Class HI, IO, VAR, 1.555%, 01/25/38	214
66		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	4

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,768	Series 2008-1, Class BI, IF, IO, 5.744%, 02/25/38	216
764	Series 2008-10, Class XI, IF, IO, 6.064%, 03/25/38	111
333	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	11
1,205	Series 2008-16, Class IS, IF, IO, 6.034%, 03/25/38	187
942	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	74
1,281	Series 2008-20, Class SA, IF, IO, 6.824%, 03/25/38	197
487	Series 2008-27, Class SN, IF, IO, 6.734%, 04/25/38	73
491	Series 2008-32, Class SA, IF, IO, 6.684%, 04/25/38	74
1,410	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	13
1,049	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	45
127	Series 2008-44, Class PO, PO, 05/25/38	118
1,118	Series 2008-47, Class SI, IF, IO, 6.334%, 06/25/23	128
689	Series 2008-53, Class CI, IF, IO, 7.034%, 07/25/38	108
835	Series 2008-76, Class GF, VAR, 0.816%, 09/25/23	840
210	Series 2008-80, Class GP, 6.250%, 09/25/38	237
1,330	Series 2008-80, Class SA, IF, IO, 5.684%, 09/25/38	192
604	Series 2008-81, Class SB, IF, IO, 5.684%, 09/25/38	87
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,234
279	Series 2009-4, Class BD, 4.500%, 02/25/39	299
626	Series 2009-6, Class GS, IF, IO, 6.384%, 02/25/39	98
1,360	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	135
1,046	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	78
160	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	1
1,605	Series 2009-17, Class QS, IF, IO, 6.484%, 03/25/39	236
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	522
320	Series 2009-47, Class MT, 7.000%, 07/25/39	351
1,531	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	264
5,604	Series 2009-60, Class HT, 6.000%, 08/25/39	6,396
1,099	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,210
214	Series 2009-63, Class P, 5.000%, 03/25/37	234
510	Series 2009-69, Class PO, PO, 09/25/39	478
201	Series 2009-79, Class UA, 7.000%, 03/25/38	234
1,249	Series 2009-84, Class WS, IF, IO, 5.734%, 10/25/39	172
1,219	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	182
1,991	Series 2009-86, Class OT, PO, 10/25/37	1,760
2,453	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	65
1,094	Series 2009-92, Class AD, 6.000%, 11/25/39	1,229
864	Series 2009-99, Class SC, IF, IO, 6.014%, 12/25/39	89
1,182	Series 2009-99, Class WA, VAR, 6.305%, 12/25/39	1,327
3,872	Series 2009-103, Class MB, VAR, 2.666%, 12/25/39	4,004
1,535	Series 2009-112, Class ST, IF, IO, 6.084%, 01/25/40	227
1,357	Series 2009-113, Class FB, VAR, 0.716%, 01/25/40	1,368
2,019	Series 2009-113, Class LB, VAR, 11.715%, 01/25/40	2,661
3,484	Series 2010-1, Class WA, VAR, 6.183%, 02/25/40 (m)	3,833
2,213	Series 2010-16, Class WA, VAR, 6.432%, 03/25/40	2,520
4,407	Series 2010-16, Class WB, VAR, 6.223%, 03/25/40	5,177
1,409	Series 2010-23, Class KS, IF, IO, 6.934%, 02/25/40	215
1,664	Series 2010-35, Class SB, IF, IO, 6.254%, 04/25/40	237
636	Series 2010-39, Class OT, PO, 10/25/35	588
1,600	Series 2010-40, Class FJ, VAR, 0.766%, 04/25/40	1,608
795	Series 2010-42, Class S, IF, IO, 6.234%, 05/25/40	116

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,111		Series 2010-43, Class FD, VAR, 0.766%, 05/25/40	2,130
–	(h)	Series 2010-47, Class AV, 5.000%, 05/25/21	—	(h)
1,741		Series 2010-49, Class SC, IF, 12.328%, 03/25/40	2,097
1,085		Series 2010-61, Class WA, VAR, 5.958%, 06/25/40	1,224
5,681		Series 2010-68, Class SA, IF, IO, 4.834%, 07/25/40	697
–	(h)	Series 2010-71, Class HJ, 5.500%, 07/25/40	—	(h)
4,056		Series 2010-103, Class SB, IF, IO, 5.934%, 11/25/49	662
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,205
5,610		Series 2010-111, Class WA, VAR, 6.046%, 10/25/40	6,490
705		Series 2010-123, Class FL, VAR, 0.596%, 11/25/40	707
5,505		Series 2010-125, Class SA, IF, IO, 4.274%, 11/25/40	580
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,887
3,863		Series 2010-133, Class A, 5.500%, 05/25/38	4,177
6,801		Series 2010-147, Class SA, IF, IO, 6.364%, 01/25/41	1,384
1,577		Series 2010-148, Class MA, 4.000%, 02/25/39	1,633
1,009		Series 2011-2, Class WA, VAR, 5.820%, 02/25/51	1,086
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,841
9,117		Series 2011-21, Class CV, 4.500%, 09/25/26	9,913
1,041		Series 2011-28, Class MA, 4.500%, 07/25/38	1,078
4,155		Series 2011-30, Class LS, IO, VAR, 2.697%, 04/25/41	246
4,980		Series 2011-39, Class ZA, 6.000%, 11/25/32	5,572
1,377		Series 2011-43, Class WA, VAR, 5.854%, 05/25/51	1,523
3,441		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,757
3,266		Series 2011-56, Class VA, 5.000%, 09/25/40	3,566
2,655		Series 2011-58, Class WA, VAR, 5.417%, 07/25/51	2,713
747		Series 2011-75, Class FA, VAR, 0.716%, 08/25/41	751
3,832		Series 2011-118, Class LB, 7.000%, 11/25/41	4,444
7,050		Series 2011-118, Class MT, 7.000%, 11/25/41	8,224
7,487		Series 2011-118, Class NT, 7.000%, 11/25/41	8,715
2,412		Series 2012-14, Class FB, VAR, 0.616%, 08/25/37	2,419
4,279		Series 2012-21, Class WA, VAR, 5.614%, 03/25/52	4,559
4,079		Series 2012-58, Class FA, VAR, 0.666%, 03/25/39	4,102
3,191		Series 2012-72, Class QF, VAR, 0.616%, 01/25/38	3,198
1,796		Series 2012-87, Class KF, VAR, 0.616%, 09/25/37	1,797
–	(h)	Series 2012-89, Class FD, VAR, 0.616%, 04/25/39	—	(h)
3,082		Series 2012-97, Class FB, VAR, 0.666%, 09/25/42	3,076
–	(h)	Series 2012-112, Class FD, VAR, 0.666%, 10/25/42	—	(h)
7,616		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,792
3,954		Series 2013-92, Class PO, PO, 09/25/43	2,963
3,962		Series 2013-101, Class DO, PO, 10/25/43	2,901
66		Series G92-7, Class JQ, 8.500%, 01/25/22	76
11		Series G92-12, Class B, 7.700%, 02/25/22	12
15		Series G92-14, Class Z, 7.000%, 02/25/22	17
–	(h)	Series G92-27, Class SQ, HB, IF, 1,844.150%, 05/25/22	8
14		Series G92-42, Class Z, 7.000%, 07/25/22	16
284		Series G92-44, Class ZQ, 8.000%, 07/25/22	311
69		Series G92-54, Class ZQ, 7.500%, 09/25/22	77
131		Series G92-61, Class Z, 7.000%, 10/25/22	154
12		Series G92-62, Class B, PO, 10/25/22	12
89		Series G93-1, Class KA, 7.900%, 01/25/23	103
59		Series G93-17, Class SI, IF, 6.000%, 04/25/23	68

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
471		Series G94-7, Class PJ, 7.500%, 05/17/24	553
84		Series G97-2, Class ZA, 8.500%, 02/17/27	101
		Federal National Mortgage Association REMIC Trust,
1,449		Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,681
5,238		Series 2002-W10, Class IO, IO, VAR, 0.954%, 08/25/42	118
456		Series 2003-W1, Class 1A1, VAR, 5.970%, 12/25/42	520
270		Series 2003-W1, Class 2A, VAR, 6.731%, 12/25/42	317
201		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	206
84		Series 2003-W4, Class 2A, VAR, 6.412%, 10/25/42	89
995		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,176
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,468
548		Series 2006-W3, Class 1AF1, VAR, 0.406%, 10/25/46	544
664		Series 2006-W3, Class 2A, 6.000%, 09/25/46	757
1,495		Series 2007-W2, Class 1A1, VAR, 0.486%, 03/25/37	1,493
860		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	920
137		Series 2007-W7, Class 1A4, HB, IF, 38.184%, 07/25/37	251
4,233		Series 2009-W1, Class A, 6.000%, 12/25/49	4,860
		Federal National Mortgage Association STRIPS,
5		Series 23, Class 2, IO, 10.000%, 09/01/17	1
4		Series 59, Class 2, IO, 9.500%, 07/01/17	—	(h)
304		Series 213, Class 2, IO, 8.000%, 03/01/23	71
11		Series 265, Class 2, 9.000%, 03/01/24	13
22		Series 285, Class 1, PO, 02/01/27	21
542		Series 293, Class 1, PO, 12/01/24	528
496		Series 300, Class 1, PO, 09/01/24	483
513		Series 331, Class 13, IO, 7.000%, 11/01/32	118
848		Series 339, Class 18, IO, 4.500%, 07/01/18	57
836		Series 339, Class 21, IO, 4.500%, 08/25/18	56
811		Series 339, Class 28, IO, 5.500%, 07/01/18	63
1,534		Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	115
267		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	46
666		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	102
852		Series 356, Class 3, IO, 5.000%, 01/01/35	140
1,535		Series 356, Class 39, IO, 5.000%, 01/01/20	144
1,214		Series 365, Class 8, IO, 5.500%, 05/01/36	228
230		Series 368, Class 3, IO, 4.500%, 11/01/20	16
438		Series 374, Class 5, IO, 5.500%, 08/01/36	68
1,214		Series 383, Class 32, IO, 6.000%, 01/01/38	202
179		Series 393, Class 6, IO, 5.500%, 04/25/37	27
–	(h)	Series 411, Class F1, VAR, 0.716%, 08/25/42	—	(h)
3,280		Series 412, Class F2, VAR, 0.666%, 08/25/42	3,280
		Federal National Mortgage Association Trust,
457		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	525
428		Series 2003-W8, Class 2A, 7.000%, 10/25/42	494
447		Series 2003-W8, Class 3F1, VAR, 0.566%, 05/25/42	442
654		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	757
769		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	900
1,475		Series 2005-W3, Class 2AF, VAR, 0.386%, 03/25/45	1,472
602		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	682
3,100		Series 2005-W4, Class 3A, VAR, 2.212%, 06/25/35	3,178
827		Series 2006-W2, Class 1AF1, VAR, 0.386%, 02/25/36	819

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Government National Mortgage Association,
879	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,025
57	Series 1998-26, Class K, 7.500%, 09/17/25	66
289	Series 1999-4, Class ZB, 6.000%, 02/20/29	325
99	Series 1999-41, Class Z, 8.000%, 11/16/29	119
10	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	10
61	Series 1999-44, Class PC, 7.500%, 12/20/29	73
305	Series 1999-44, Class ZG, 8.000%, 12/20/29	367
277	Series 2000-7, Class ST, HB, IF, 38.660%, 01/16/30	628
129	Series 2000-9, Class Z, 8.000%, 06/20/30	157
675	Series 2000-9, Class ZJ, 8.500%, 02/16/30	821
469	Series 2000-10, Class ZP, 7.500%, 02/16/30	549
260	Series 2000-12, Class ST, HB, IF, 38.660%, 02/16/30	594
61	Series 2000-16, Class ZN, 7.500%, 02/16/30	63
605	Series 2000-21, Class Z, 9.000%, 03/16/30	734
41	Series 2000-36, Class HC, 7.330%, 11/20/30	47
22	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	5
977	Series 2001-21, Class PE, 6.500%, 05/16/31	1,132
175	Series 2001-31, Class SJ, HB, IF, 27.412%, 02/20/31	344
14	Series 2001-32, Class WA, IF, 19.705%, 07/20/31	22
124	Series 2001-35, Class SA, IF, IO, 8.083%, 08/16/31	29
115	Series 2001-36, Class S, IF, IO, 7.882%, 08/16/31	27
291	Series 2001-53, Class SR, IF, IO, 7.982%, 10/20/31	21
39	Series 2001-55, Class SF, HB, IF, 25.682%, 11/20/31	73
530	Series 2002-4, Class TD, 7.000%, 01/20/32	604
120	Series 2002-7, Class PG, 6.500%, 01/20/32	138
507	Series 2002-24, Class AG, IF, IO, 7.783%, 04/16/32	107
129	Series 2002-24, Class SB, IF, 11.674%, 04/16/32	168
415	Series 2002-24, Class Z, 8.500%, 04/16/32	481
954	Series 2002-31, Class SE, IF, IO, 7.333%, 04/16/30	174
38	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	38
301	Series 2002-40, Class UK, 6.500%, 06/20/32	348
90	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	101
175	Series 2002-45, Class QE, 6.500%, 06/20/32	202
214	Series 2002-47, Class PG, 6.500%, 07/16/32	248
30	Series 2002-51, Class SG, HB, IF, 31.772%, 04/20/31	63
34	Series 2002-69, Class PO, PO, 02/20/32	34
167	Series 2002-70, Class PS, IF, IO, 7.532%, 08/20/32	16
1,078	Series 2003-11, Class SK, IF, IO, 7.532%, 02/16/33	212
4,390	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	218
26	Series 2003-24, Class PO, PO, 03/16/33	24
902	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	166
915	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	74
2,010	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,310
47	Series 2003-76, Class LS, IF, IO, 7.032%, 09/20/31	1
63	Series 2003-90, Class PO, PO, 10/20/33	54
897	Series 2003-112, Class SA, IF, IO, 6.383%, 12/16/33	152
2,598	Series 2003-112, Class TS, IF, IO, 6.782%, 10/20/32	210
2,496	Series 2004-11, Class SW, IF, IO, 5.332%, 02/20/34	323
68	Series 2004-15, Class SA, IF, 19.200%, 12/20/32	78
191	Series 2004-28, Class S, IF, 19.202%, 04/16/34	270
340	Series 2004-46, Class AO, PO, 06/20/34	317

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,894	Series 2004-59, Class SG, IF, IO, 6.332%, 07/20/34	287
170	Series 2004-68, Class PO, PO, 05/20/31	169
96	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	105
177	Series 2004-73, Class AE, IF, 14.510%, 08/17/34	224
2,898	Series 2004-73, Class JL, IF, IO, 6.383%, 09/16/34	448
271	Series 2004-85, Class PO, PO, 01/17/33	266
1,152	Series 2004-90, Class SI, IF, IO, 5.932%, 10/20/34	177
910	Series 2005-3, Class SB, IF, IO, 5.932%, 01/20/35	135
1,869	Series 2005-17, Class SL, IF, IO, 6.532%, 07/20/34	342
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	102
180	Series 2005-35, Class FL, VAR, 0.518%, 03/20/32	180
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	700
519	Series 2005-68, Class DP, IF, 16.030%, 06/17/35	705
2,358	Series 2005-68, Class KI, IF, IO, 6.132%, 09/20/35	343
631	Series 2005-69, Class SY, IF, IO, 6.582%, 11/20/33	100
1,565	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,781
951	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	169
435	Series 2006-16, Class OP, PO, 03/20/36	401
296	Series 2006-22, Class AO, PO, 05/20/36	272
275	Series 2006-34, Class PO, PO, 07/20/36	255
1,212	Series 2006-38, Class SG, IF, IO, 6.482%, 09/20/33	71
1,077	Series 2006-38, Class SW, IF, IO, 6.332%, 06/20/36	152
386	Series 2006-59, Class SD, IF, IO, 6.532%, 10/20/36	69
1,323	Series 2007-9, Class DI, IF, IO, 6.342%, 03/20/37	228
2,125	Series 2007-17, Class JI, IF, IO, 6.643%, 04/16/37	396
292	Series 2007-17, Class JO, PO, 04/16/37	260
210	Series 2007-25, Class FN, VAR, 0.468%, 05/16/37	210
1,413	Series 2007-26, Class SC, IF, IO, 6.032%, 05/20/37	195
3,546	Series 2007-26, Class SW, IF, IO, 6.032%, 05/20/37	491
397	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	38
67	Series 2007-28, Class BO, PO, 05/20/37	61
1,359	Series 2007-31, Class AO, PO, 05/16/37	1,267
72	Series 2007-36, Class HO, PO, 06/16/37	66
1,431	Series 2007-36, Class SE, IF, IO, 6.302%, 06/16/37	225
1,995	Series 2007-36, Class SG, IF, IO, 6.302%, 06/20/37	341
1,275	Series 2007-40, Class SD, IF, IO, 6.582%, 07/20/37	229
1,278	Series 2007-42, Class SB, IF, IO, 6.582%, 07/20/37	230
509	Series 2007-45, Class QA, IF, IO, 6.472%, 07/20/37	89
997	Series 2007-50, Class AI, IF, IO, 6.607%, 08/20/37	181
200	Series 2007-53, Class SW, IF, 19.701%, 09/20/37	271
1,363	Series 2007-57, Class PO, PO, 03/20/37	1,272
1,092	Series 2007-57, Class QA, IF, IO, 6.332%, 10/20/37	185
1,291	Series 2007-71, Class SB, IF, IO, 6.532%, 07/20/36	148
2,736	Series 2007-74, Class SL, IF, IO, 6.373%, 11/16/37	432
1,040	Series 2007-76, Class SA, IF, IO, 6.362%, 11/20/37	177
1,601	Series 2007-79, Class SY, IF, IO, 6.382%, 12/20/37	273
551	Series 2007-81, Class SP, IF, IO, 6.482%, 12/20/37	104
433	Series 2007-82, Class SA, IF, IO, 6.362%, 12/20/37	74
211	Series 2008-1, Class PO, PO, 01/20/38	200
778	Series 2008-2, Class MS, IF, IO, 6.992%, 01/16/38	128
568	Series 2008-10, Class S, IF, IO, 5.662%, 02/20/38	85
2,142	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	381
460	Series 2008-20, Class PO, PO, 09/20/37	429
255	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	15
1,179	Series 2008-25, Class SB, IF, IO, 6.732%, 03/20/38	175
406	Series 2008-29, Class PO, PO, 02/17/33	396

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,253	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	153
472	Series 2008-33, Class XS, IF, IO, 7.532%, 04/16/38	76
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,690
1,261	Series 2008-36, Class SH, IF, IO, 6.132%, 04/20/38	176
3,656	Series 2008-40, Class SA, IF, IO, 6.233%, 05/16/38	653
1,245	Series 2008-41, Class SA, IF, IO, 6.172%, 05/20/38	198
576	Series 2008-47, Class V, 5.500%, 05/16/19	645
727	Series 2008-55, Class SA, IF, IO, 6.032%, 06/20/38	101
556	Series 2008-60, Class PO, PO, 01/20/38	546
3,753	Series 2008-62, Class SA, IF, IO, 5.982%, 07/20/38	542
1,581	Series 2008-64, Class ED, 6.500%, 04/20/28	1,823
298	Series 2008-71, Class SC, IF, IO, 5.832%, 08/20/38	38
987	Series 2008-93, Class AS, IF, IO, 5.532%, 12/20/38	148
2,777	Series 2008-95, Class DS, IF, IO, 7.132%, 12/20/38	429
756	Series 2008-96, Class SL, IF, IO, 5.832%, 12/20/38	105
1,179	Series 2009-6, Class SA, IF, IO, 5.933%, 02/16/39	171
1,653	Series 2009-10, Class SA, IF, IO, 5.782%, 02/20/39	208
1,383	Series 2009-10, Class SL, IF, IO, 6.333%, 03/16/34	136
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	904
949	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	198
1,053	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	225
1,003	Series 2009-24, Class DS, IF, IO, 6.132%, 03/20/39	115
689	Series 2009-25, Class SE, IF, IO, 7.432%, 09/20/38	108
420	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	74
895	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	155
148	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	3
2,137	Series 2009-42, Class SC, IF, IO, 5.912%, 06/20/39	275
1,084	Series 2009-43, Class SA, IF, IO, 5.782%, 06/20/39	137
665	Series 2009-44, Class VA, 5.500%, 05/16/20	679
2,120	Series 2009-64, Class SN, IF, IO, 5.933%, 07/16/39	311
481	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	77
1,801	Series 2009-67, Class SA, IF, IO, 5.883%, 08/16/39	258
2,577	Series 2009-72, Class SM, IF, IO, 6.082%, 08/16/39	406
465	Series 2009-79, Class OK, PO, 11/16/37	423
2,230	Series 2009-83, Class TS, IF, IO, 5.932%, 08/20/39	284
4,256	Series 2009-102, Class SM, IF, IO, 6.233%, 06/16/39	537
1,303	Series 2009-104, Class AB, 7.000%, 08/16/39	1,542
2,816	Series 2009-106, Class AS, IF, IO, 6.233%, 11/16/39	420
3,115	Series 2009-106, Class ST, IF, IO, 5.832%, 02/20/38	395
2,204	Series 2009-121, Class VA, 5.500%, 11/20/20	2,471
358	Series 2010-14, Class AO, PO, 12/20/32	349
414	Series 2010-14, Class BO, PO, 11/20/35	384
2,499	Series 2010-14, Class CO, PO, 08/20/35	2,166
2,235	Series 2010-14, Class QP, 6.000%, 12/20/39	2,379
2,830	Series 2010-41, Class WA, VAR, 5.839%, 10/20/33	3,236
1,486	Series 2010-103, Class WA, VAR, 5.749%, 08/20/34	1,667
1,682	Series 2010-129, Class AW, VAR, 6.127%, 04/20/37	1,901
1,617	Series 2010-130, Class CP, 7.000%, 10/16/40	1,905
4,333	Series 2010-157, Class OP, PO, 12/20/40	3,649
29,636	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	33,712
4,104	Series 2011-22, Class WA, VAR, 5.966%, 02/20/37	4,525
4,952	Series 2011-97, Class WA, VAR, 6.094%, 11/20/38	5,587

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,766	Series 2011-137, Class WA, VAR, 5.523%, 07/20/40	7,450
4,746	Series 2011-163, Class WA, VAR, 5.829%, 12/20/38	5,222
8,039	Series 2012-24, Class WA, VAR, 5.616%, 07/20/41	8,860
9,269	Series 2012-52, Class WA, VAR, 6.130%, 04/20/38	10,269
2,518	Series 2012-59, Class WA, VAR, 5.580%, 08/20/38	2,745
12,463	Series 2012-138, Class PT, VAR, 3.943%, 11/16/42	12,823
12,770	Series 2012-141, Class WA, VAR, 4.542%, 11/16/41	13,810
11,572	Series 2012-141, Class WB, VAR, 3.970%, 09/16/42	11,883
7,051	Series 2012-141, Class WC, VAR, 3.759%, 01/20/42	7,296
23,796	Series 2012-H10, Class FA, VAR, 0.726%, 12/20/61	23,742
9,214	Series 2012-H15, Class FA, VAR, 0.626%, 05/20/62	9,233
5,734	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,781
18,867	Series 2012-H21, Class CF, VAR, 0.876%, 05/20/61	18,922
19,806	Series 2012-H21, Class DF, VAR, 0.826%, 05/20/61	19,835
9,740	Series 2012-H22, Class FD, VAR, 0.646%, 01/20/61	9,702
14,746	Series 2012-H24, Class FA, VAR, 0.626%, 03/20/60	14,774
9,726	Series 2012-H24, Class FD, VAR, 0.766%, 09/20/62	9,723
20,262	Series 2012-H24, Class FE, VAR, 0.776%, 10/20/62	20,261
7,463	Series 2012-H24, Class FG, VAR, 0.606%, 04/20/60	7,476
7,827	Series 2012-H26, Class JA, VAR, 0.726%, 10/20/61	7,814
14,688	Series 2012-H26, Class MA, VAR, 0.726%, 07/20/62	14,666
8,652	Series 2012-H27, Class FB, VAR, 0.676%, 10/20/62	8,629
11,369	Series 2012-H28, Class FA, VAR, 0.756%, 09/20/62	11,361
4,912	Series 2012-H30, Class JA, VAR, 0.656%, 01/20/60	4,927
5,064	Series 2012-H30, Class PA, VAR, 0.626%, 11/20/59	5,074
11,139	Series 2012-H31, Class FD, VAR, 0.516%, 12/20/62	11,009
4,478	Series 2013-26, Class AK, VAR, 4.659%, 09/20/41	4,814
5,532	Series 2013-54, Class WA, VAR, 4.707%, 11/20/42	5,939
1,800	Series 2013-75, Class WA, VAR, 5.239%, 06/20/40	2,026
11,855	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,663
5,863	Series 2013-H01, Class JA, VAR, 0.496%, 01/20/63	5,779
6,818	Series 2013-H01, Class TA, VAR, 0.676%, 01/20/63	6,798
1,699	Series 2013-H02, Class HF, VAR, 0.476%, 11/20/62	1,697
7,131	Series 2013-H03, Class FA, VAR, 0.476%, 08/20/60	7,124
15,515	Series 2013-H04, Class BA, 1.650%, 02/20/63	15,248
4,806	Series 2013-H04, Class SA, VAR, 0.596%, 02/20/63	4,756
1,967	Series 2013-H05, Class FB, VAR, 0.576%, 02/20/62	1,954
2,914	Series 2013-H07, Class GA, VAR, 0.646%, 03/20/63	2,894
7,351	Series 2013-H07, Class HA, VAR, 0.586%, 03/20/63	7,277
13,439	Series 2013-H07, Class JA, 1.750%, 03/20/63	13,245
4,905	Series 2013-H07, Class MA, VAR, 0.726%, 04/20/62	4,897
5,795	Series 2013-H08, Class FC, VAR, 0.626%, 02/20/63	5,751
6,027	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,917
	NCUA Guaranteed Notes Trust,
3,038	Series 2010-R3, Class 1A, VAR, 0.729%, 12/08/20	3,056
854	Series 2010-R3, Class 3A, 2.400%, 12/08/20	871
	Vendee Mortgage Trust,
4,322	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,798
585	Series 1996-1, Class 1Z, 6.750%, 02/15/26	664
332	Series 1996-2, Class 1Z, 6.750%, 06/15/26	388
655	Series 1997-1, Class 2Z, 7.500%, 02/15/27	752

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
488	Series 1998-1, Class 2E, 7.000%, 03/15/28	564

		1,059,882

	Non-Agency CMO — 16.2%
	AJAX Mortgage Loan Trust,
5,453	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	5,392
3,152	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	3,194
	Alternative Loan Trust,
123	Series 2002-8, Class A4, 6.500%, 07/25/32	126
686	Series 2002-11, Class M, 6.500%, 10/25/32	671
223	Series 2003-6T2, Class A6, 5.500%, 06/25/33	211
151	Series 2003-J1, Class PO, PO, 10/25/33	136
1,806	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,782
540	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	547
80	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	82
1,362	Series 2005-1CB, Class 1A6, IF, IO, 6.934%, 03/25/35	275
6,424	Series 2005-20CB, Class 3A8, IF, IO, 4.584%, 07/25/35	661
4,360	Series 2005-22T1, Class A2, IF, IO, 4.904%, 06/25/35	698
197	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	164
8,581	Series 2005-37T1, Class A2, IF, IO, 4.884%, 09/25/35	1,224
1,580	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,440
9,416	Series 2005-54CB, Class 1A2, IF, IO, 4.684%, 11/25/35	1,284
44	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	45
1,103	Series 2005-57CB, Class 3A2, IF, IO, 4.934%, 12/25/35	155
707	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	619
851	Series 2005-86CB, Class A11, 5.500%, 02/25/36	734
3,004	Series 2005-J1, Class 1A4, IF, IO, 4.934%, 02/25/35	313
21,385	Series 2006-7CB, Class 1A2, IF, IO, 5.134%, 05/25/36	3,683
912	Series 2006-26CB, Class A9, 6.500%, 09/25/36	719
74	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	74
	American General Mortgage Loan Trust,
814	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	845
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,380
535	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	541
1,346	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,380
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,968
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	934
	ASG Resecuritization Trust,
663	Series 2009-1, Class A60, VAR, 2.194%, 06/26/37 (e)	652
450	Series 2009-2, Class A55, VAR, 4.934%, 05/24/36 (e)	458
1,288	Series 2009-2, Class G60, VAR, 4.934%, 05/24/36 (e)	1,341
2,552	Series 2009-3, Class A65, VAR, 2.287%, 03/26/37 (e)	2,551
1,733	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	1,767
1,000	Series 2010-1, Class A85, VAR, 0.564%, 02/27/36 (e)	975
4,397	Series 2010-2, Class A60, VAR, 2.069%, 01/28/37 (e)	4,322
359	Series 2010-3, Class 2A22, VAR, 0.374%, 10/28/36 (e)	355
128	Series 2010-4, Class 2A20, VAR, 0.325%, 11/28/36 (e)	127
813	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	844
2,004	Series 2011-1, Class 3A50, VAR, 2.468%, 11/28/35 (e)	1,963
722	Series 2011-2, Class A48S, HB, IF, 23.626%, 02/28/36 (e)	902
	Banc of America Alternative Loan Trust,
219	Series 2003-3, Class APO, PO, 05/25/33	170
893	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	917
967	Series 2003-7, Class 2A4, 5.000%, 09/25/18	981

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
290		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	295
542		Series 2003-11, Class 2A1, 6.000%, 01/25/34	567
271		Series 2003-11, Class PO, PO, 01/25/34	201
720		Series 2004-1, Class 1A1, 6.000%, 02/25/34	750
170		Series 2004-1, Class 5A1, 5.500%, 02/25/19	174
16		Series 2004-6, Class 3A2, 6.000%, 07/25/34	16
2,987		Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	663
2,502		Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	572
6,829		Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	6,798
		Banc of America Funding Trust,
190		Series 2004-1, Class PO, PO, 03/25/34	171
1,055		Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,083
823		Series 2004-C, Class 1A1, VAR, 5.078%, 12/20/34	815
1,081		Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	167
195		Series 2005-4, Class 30PO, PO, 08/25/35	153
645		Series 2005-6, Class 2A7, 5.500%, 10/25/35	627
77		Series 2005-7, Class 30PO, PO, 11/25/35	61
387		Series 2005-8, Class 30PO, PO, 01/25/36	287
2,049		Series 2005-E, Class 4A1, VAR, 2.670%, 03/20/35	2,059
1,615		Series 2010-R11A, Class 1A6, VAR, 5.179%, 08/26/35 (e)	1,647
38		Series 2010-R4, Class 5A1, VAR, 0.316%, 07/26/36 (e)	38
981		Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,001
		Banc of America Mortgage Trust,
855		Series 2003-3, Class 1A7, 5.500%, 05/25/33	879
163		Series 2003-3, Class 2A1, VAR, 0.716%, 05/25/18	157
362		Series 2003-6, Class 2A1, VAR, 0.616%, 08/25/18	358
314		Series 2003-8, Class 2A5, 5.000%, 11/25/18	322
131		Series 2003-8, Class APO, PO, 11/25/33	111
143		Series 2003-9, Class 1A2, PO, 12/25/33	121
812		Series 2003-A, Class 4A1, VAR, 2.964%, 02/25/33	799
659		Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	663
1,305		Series 2003-E, Class 2A2, VAR, 2.856%, 06/25/33	1,308
1,273		Series 2003-J, Class 3A2, VAR, 2.748%, 11/25/33	1,271
992		Series 2004-3, Class 15IO, IO, VAR, 0.278%, 04/25/19	4
1,462		Series 2004-3, Class 1A26, 5.500%, 04/25/34	1,485
127		Series 2004-4, Class APO, PO, 05/25/34	108
10,738		Series 2004-5, Class 15IO, IO, VAR, 0.227%, 06/25/19	35
1,396		Series 2004-6, Class 1A3, 5.500%, 05/25/34	1,460
119		Series 2004-6, Class APO, PO, 07/25/34	106
66		Series 2004-9, Class 3A1, 6.500%, 09/25/32	69
862		Series 2004-C, Class 2A2, VAR, 2.913%, 04/25/34	862
890		Series 2004-J, Class 3A1, VAR, 2.897%, 11/25/34	882
		BCAP LLC Trust,
404		Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	404
894		Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	936
2,000		Series 2009-RR14, Class 3A2, VAR, 2.596%, 08/26/35 (e)	2,000
294		Series 2009-RR14, Class 4A1, VAR, 2.580%, 03/26/36 (e)	293
1,004		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,031
563		Series 2010-RR12, Class 2A5, VAR, 3.304%, 01/26/36 (e)	572
982		Series 2010-RR12, Class 4A5, VAR, 2.678%, 10/26/36 (e)	991
370		Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	371
–	(h)	Series 2010-RR4, Class 2A1, VAR, 0.916%, 06/26/37 (e)	—	(h)
2,080		Series 2010-RR5, Class 2A5, VAR, 5.326%, 04/26/37 (e)	2,114

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
105	Series 2010-RR6, Class 5A1, VAR, 4.608%, 11/26/37 (e)	105
460	Series 2010-RR7, Class 15A1, VAR, 0.965%, 01/26/36 (e)	452
881	Series 2010-RR7, Class 16A1, VAR, 0.843%, 02/26/47 (e)	858
1,112	Series 2010-RR7, Class 1A5, VAR, 4.989%, 04/26/35 (e)	1,090
4,898	Series 2010-RR7, Class 2A1, VAR, 2.280%, 07/26/45 (e)	4,747
511	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	523
1,500	Series 2010-RR8, Class 3A4, VAR, 5.060%, 05/26/35 (e)	1,417
922	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	928
1,349	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,378
2,568	Series 2011-RR10, Class 2A1, VAR, 1.022%, 09/26/37 (e)	2,317
1,802	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,818
2,073	Series 2011-RR5, Class 11A3, VAR, 0.316%, 05/28/36 (e)	1,925
801	Series 2011-RR5, Class 14A3, VAR, 2.667%, 07/26/36 (e)	798
1,492	Series 2012-RR1, Class 5A1, VAR, 3.875%, 07/26/37 (e)	1,541
5,392	Series 2012-RR10, Class 1A1, VAR, 0.396%, 02/26/37 (e)	5,070
4,394	Series 2012-RR10, Class 3A1, VAR, 0.356%, 05/26/36 (e)	4,120
2,999	Series 2012-RR2, Class 1A1, VAR, 0.336%, 08/26/36 (e)	2,901
3,722	Series 2012-RR3, Class 2A5, VAR, 2.229%, 05/26/37 (e)	3,675
2,155	Series 2012-RR4, Class 8A3, VAR, 0.398%, 06/26/47 (e)	2,044
715	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.666%, 03/25/35	695
	Bear Stearns ARM Trust,
487	Series 2003-4, Class 3A1, VAR, 2.480%, 07/25/33	480
202	Series 2003-7, Class 3A, VAR, 2.472%, 10/25/33	199
706	Series 2004-1, Class 12A1, VAR, 2.855%, 04/25/34	694
417	Series 2004-2, Class 14A, VAR, 4.993%, 05/25/34	415
1,493	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	1,494
2,239	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	2,215
1,056	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	1,113
1,369	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	1,353
156	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	144
	Chase Mortgage Finance Trust,
328	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	336
4,838	Series 2007-A1, Class 1A3, VAR, 2.740%, 02/25/37	4,812
420	Series 2007-A1, Class 2A1, VAR, 2.711%, 02/25/37	420
552	Series 2007-A1, Class 7A1, VAR, 2.685%, 02/25/37	554
1,045	Series 2007-A1, Class 9A1, VAR, 2.740%, 02/25/37	1,046
1,049	Series 2007-A2, Class 2A1, VAR, 2.700%, 07/25/37	1,047
	CHL Mortgage Pass-Through Trust,
689	Series 2002-36, Class A22, 6.000%, 01/25/33	705
98	Series 2003-18, Class A12, 5.500%, 07/25/33	101
393	Series 2003-26, Class 1A6, 3.500%, 08/25/33	392
1,825	Series 2003-39, Class A6, 5.000%, 10/25/33	1,881
36	Series 2003-44, Class A9, PO, 10/25/33	36
48	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	49
1,209	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	1,248
147	Series 2003-J7, Class 4A3, IF, 9.558%, 08/25/18	154
599	Series 2004-3, Class A26, 5.500%, 04/25/34	610
122	Series 2004-3, Class PO, PO, 04/25/34	105
1,673	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,743
186	Series 2004-7, Class 2A1, VAR, 2.692%, 06/25/34	179
944	Series 2004-13, Class 1A4, 5.500%, 08/25/34	983

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
278	Series 2004-HYB1, Class 2A, VAR, 2.748%, 05/20/34	261
1,069	Series 2004-HYB3, Class 2A, VAR, 2.567%, 06/20/34	999
726	Series 2004-HYB6, Class A3, VAR, 2.532%, 11/20/34	678
194	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	199
513	Series 2005-16, Class A23, 5.500%, 09/25/35	487
1,858	Series 2005-22, Class 2A1, VAR, 2.588%, 11/25/35	1,516
5,558	Series 2007-4, Class 1A52, IF, IO, 5.234%, 05/25/37	911
128	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	106
	Citigroup Mortgage Loan Trust,
1,933	2.110%, 01/12/18	1,955
2,387	Series 2008-AR4, Class 1A1A, VAR, 2.782%, 11/25/38 (e)	2,410
1,657	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,720
1,315	Series 2009-10, Class 1A1, VAR, 2.423%, 09/25/33 (e)	1,339
1,309	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,357
1,722	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,776
532	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	540
7,470	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	7,536
7,420	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	7,632
941	Series 2011-10, Class 4A1, VAR, 0.360%, 02/25/46 (e)	907
	Citigroup Mortgage Loan Trust, Inc.,
306	Series 2003-1, Class 2A5, 5.250%, 10/25/33	313
153	Series 2003-1, Class PO3, PO, 09/25/33	140
24	Series 2003-1, Class WA2, 6.500%, 06/25/31	25
33	Series 2003-1, Class WPO2, PO, 06/25/31	32
70	Series 2003-UP3, Class A3, 7.000%, 09/25/33	72
128	Series 2003-UST1, Class A1, 5.500%, 12/25/18	133
20	Series 2003-UST1, Class PO1, PO, 12/25/18	19
3	Series 2003-UST1, Class PO2, PO, 12/25/18	3
14	Series 2003-UST1, Class PO3, PO, 12/25/18	13
520	Series 2004-UST1, Class A3, VAR, 2.288%, 08/25/34	519
268	Series 2004-UST1, Class A6, VAR, 3.798%, 08/25/34	267
318	Series 2005-1, Class 2A1A, VAR, 2.740%, 04/25/35	249
899	Series 2005-2, Class 2A11, 5.500%, 05/25/35	905
881	Series 2005-5, Class 1A2, VAR, 2.596%, 08/25/35	636
2,363	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	2,304
	Credit Suisse First Boston Mortgage Securities Corp.,
1,141	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,160
570	Series 2003-21, Class 1A4, 5.250%, 09/25/33	589
1,995	Series 2003-27, Class 5A3, 5.250%, 11/25/33	2,017
845	Series 2003-27, Class 5A4, 5.250%, 11/25/33	851
622	Series 2003-29, Class 1A1, 6.500%, 12/25/33	668
458	Series 2003-29, Class 5A1, 7.000%, 12/25/33	492
978	Series 2003-AR15, Class 3A1, VAR, 2.804%, 06/25/33	960
854	Series 2004-4, Class 2A4, 5.500%, 09/25/34	914
625	Series 2004-5, Class 3A1, 5.250%, 08/25/19	643
1,017	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,077
2,316	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	523
1,760	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	326
1,560	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,601
	CSMC,
21	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	21

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
422	Series 2010-1R, Class 5A1, VAR, 4.946%, 01/27/36 (e)	435
16,085	Series 2010-11R, Class A6, VAR, 1.179%, 06/28/47 (e)	15,368
209	Series 2010-12R, Class 14A1, VAR, 2.535%, 09/26/46 (e)	208
424	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	421
1,940	Series 2011-1R, Class A1, VAR, 1.164%, 02/27/47 (e)	1,933
961	Series 2011-6R, Class 3A1, VAR, 2.704%, 07/28/36 (e)	951
1,314	Series 2011-7R, Class A1, VAR, 1.414%, 08/28/47 (e)	1,311
3,667	Series 2011-9R, Class A1, VAR, 2.164%, 03/27/46 (e)	3,675
2,899	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	2,934
1,502	Series 2012-2R, Class 2A1, VAR, 2.304%, 03/27/47 (e)	1,455
3,743	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	3,734
	CSMC Trust,
1,150	Series 2010-16, Class A3, VAR, 3.816%, 06/25/50 (e)	1,139
2,250	Series 2010-16, Class A4, VAR, 3.816%, 06/25/50 (e)	2,199
571	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.679%, 02/25/20	593
256	Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.000%, 04/26/37 (e)	253
	First Horizon Alternative Mortgage Securities Trust,
1,337	Series 2004-AA4, Class A1, VAR, 2.231%, 10/25/34	1,304
375	Series 2005-AA5, Class 1A2, VAR, 2.328%, 07/25/35	35
742	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	650
9,194	Series 2007-FA4, Class 1A2, IF, IO, 5.484%, 08/25/37	1,688
	First Horizon Mortgage Pass-Through Trust,
79	Series 2003-7, Class 2A1, 4.500%, 09/25/18	80
92	Series 2003-8, Class 2A1, 4.500%, 09/25/18	94
1,762	Series 2003-9, Class 1A6, 5.500%, 11/25/33	1,827
415	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	410
551	Series 2004-AR7, Class 2A2, VAR, 2.560%, 02/25/35	554
1,083	Series 2005-AR1, Class 2A2, VAR, 2.654%, 04/25/35	1,084
1,021	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	1,030
	GMACM Mortgage Loan Trust,
581	Series 2003-AR1, Class A4, VAR, 3.012%, 10/19/33	590
1,840	Series 2003-AR2, Class 2A4, VAR, 3.144%, 12/19/33	1,826
86	Series 2003-J7, Class A10, 5.500%, 11/25/33	88
604	Series 2003-J7, Class A7, 5.000%, 11/25/33	614
98	Series 2003-J8, Class A, 5.250%, 12/25/33	102
856	Series 2004-J1, Class A20, 5.500%, 04/25/34	908
1,918	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,041
572	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	589
3,251	Series 2005-AR3, Class 3A4, VAR, 3.302%, 06/19/35	3,118
	GSMPS Mortgage Loan Trust,
574	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	604
277	Series 2004-4, Class 1AF, VAR, 0.566%, 06/25/34 (e)	242
549	Series 2005-RP2, Class 1AF, VAR, 0.516%, 03/25/35 (e)	465
3,235	Series 2005-RP3, Class 1AF, VAR, 0.516%, 09/25/35 (e)	2,684
1,471	Series 2005-RP3, Class 1AS, IO, VAR, 4.888%, 09/25/35 (e)	211
3,093	Series 2006-RP2, Class 1AS2, IF, IO, 4.910%, 04/25/36 (e)	417
	GSR Mortgage Loan Trust,
214	Series 2003-13, Class 1A1, VAR, 2.550%, 10/25/33	215
101	Series 2003-6F, Class A2, VAR, 0.566%, 09/25/32	96
980	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	994

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
90	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	96
1,504	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,589
2,488	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	2,601
360	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	355
349	Series 2005-5F, Class 8A3, VAR, 0.666%, 06/25/35	329
2,980	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,036
483	Series 2006-1F, Class 1AP, PO, 02/25/36	362
6,619	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,995
2,220	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,168
5,456	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	5,327
322	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.946%, 04/25/35	280
971	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	989
	Impac Secured Assets Trust,
1,052	Series 2006-1, Class 2A1, VAR, 0.516%, 05/25/36	1,037
1,842	Series 2006-2, Class 2A1, VAR, 0.516%, 08/25/36	1,782
	IndyMac INDX Mortgage Loan Trust,
6,932	Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	9
257	Series 2006-AR3, Class 2A1A, VAR, 2.580%, 03/25/36	185
	JP Morgan Mortgage Trust,
454	Series 2004-A3, Class 4A1, VAR, 2.755%, 07/25/34	462
413	Series 2004-A4, Class 1A1, VAR, 2.770%, 09/25/34	417
198	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	204
1,065	Series 2005-A1, Class 3A4, VAR, 3.768%, 02/25/35	1,072
1,704	Series 2006-A2, Class 4A1, VAR, 2.734%, 08/25/34	1,701
1,432	Series 2006-A2, Class 5A2, VAR, 2.551%, 11/25/33	1,429
2,591	Series 2006-A2, Class 5A3, VAR, 2.551%, 11/25/33	2,608
608	Series 2006-A3, Class 6A1, VAR, 2.723%, 08/25/34	606
634	Series 2007-A1, Class 5A2, VAR, 2.809%, 07/25/35	635
481	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	480
27	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	27
	Lehman Mortgage Trust,
733	Series 2006-2, Class 1A1, VAR, 6.291%, 04/25/36	696
559	Series 2007-6, Class 1A8, 6.000%, 07/25/37	476
1,097	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,006
	LVII Resecuritization Trust,
3,000	Series 2009-2, Class M3, VAR, 5.195%, 09/27/37 (e)	3,101
1,200	Series 2009-3, Class M3, VAR, 5.376%, 11/27/37 (e)	1,228
1,377	Series 2009-3, Class M4, VAR, 5.376%, 11/27/37 (e)	1,421
	MASTR Adjustable Rate Mortgages Trust,
193	Series 2004-3, Class 4A2, VAR, 2.356%, 04/25/34	188
51	Series 2004-4, Class 2A1, VAR, 1.969%, 05/25/34	45
463	Series 2004-13, Class 2A1, VAR, 2.644%, 04/21/34	474
2,476	Series 2004-13, Class 3A7, VAR, 2.624%, 11/21/34	2,553
277	Series 2004-15, Class 3A1, VAR, 2.946%, 12/25/34	270
	MASTR Alternative Loan Trust,
301	Series 2003-4, Class 2A1, 6.250%, 06/25/33	314
293	Series 2003-8, Class 3A1, 5.500%, 12/25/33	308
549	Series 2003-8, Class 5A1, 5.000%, 11/25/18	578
131	Series 2003-9, Class 8A1, 6.000%, 01/25/34	135
120	Series 2004-1, Class 30PO, PO, 02/25/34	85
579	Series 2004-3, Class 2A1, 6.250%, 04/25/34	599

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
256		Series 2004-3, Class 30PO, PO, 04/25/34	190
273		Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	65
341		Series 2004-5, Class 30PO, PO, 06/25/34	309
156		Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	30
155		Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	31
1,428		Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,466
130		Series 2004-7, Class 30PO, PO, 08/25/34	100
534		Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	98
296		Series 2004-10, Class 1A1, 4.500%, 09/25/19	302
2,668		Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	691
		MASTR Asset Securitization Trust,
206		Series 2003-2, Class 1A1, 5.000%, 03/25/18	207
80		Series 2003-2, Class 2A1, 4.500%, 03/25/18	80
464		Series 2003-3, Class 3A18, 5.500%, 04/25/33	474
61		Series 2003-4, Class 3A2, 5.000%, 05/25/18	63
127		Series 2003-4, Class 5A1, 5.500%, 05/25/33	131
134		Series 2003-8, Class 1A1, 5.500%, 09/25/33	139
137		Series 2003-9, Class 15PO, PO, 10/25/18	128
21		Series 2003-10, Class 15PO, PO, 11/25/18	21
11		Series 2003-11, Class 15PO, PO, 12/25/18	11
252		Series 2003-12, Class 6A1, 5.000%, 12/25/33	257
68		Series 2004-1, Class 30PO, PO, 02/25/34	62
77		Series 2004-3, Class PO, PO, 03/25/34	68
98		Series 2004-4, Class 3A1, 4.500%, 04/25/19	100
65		Series 2004-8, Class 1A1, 4.750%, 08/25/19	67
78		Series 2004-8, Class PO, PO, 08/25/19	72
61		Series 2004-9, Class 5A1, 5.250%, 09/25/19	63
950		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,002
2,906		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.516%, 05/25/35 (e)	2,448
1,220		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	976
		Merrill Lynch Mortgage Investors Trust,
685		Series 2003-A, Class 2A2, VAR, 1.193%, 03/25/28	675
203		Series 2003-A4, Class 2A, VAR, 2.641%, 07/25/33	206
767		Series 2003-A5, Class 2A6, VAR, 2.387%, 08/25/33	770
645		Series 2003-E, Class A1, VAR, 0.786%, 10/25/28	623
3,107		Series 2003-F, Class A1, VAR, 0.806%, 10/25/28	3,072
945		Series 2004-1, Class 2A1, VAR, 2.157%, 12/25/34	941
1,050		Series 2004-A4, Class A2, VAR, 2.522%, 08/25/34	1,069
1,249		Series 2004-D, Class A2, VAR, 1.092%, 09/25/29	1,240
844		Series 2004-E, Class A2A, VAR, 1.073%, 11/25/29	822
116		Series 2005-A1, Class 3A, VAR, 2.574%, 12/25/34	115
–	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	–	(h)
23		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	25
1,140		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.700%, 04/25/34	1,187
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,321.500%, 04/20/21	3
		MortgageIT Trust,
647		Series 2005-1, Class 1A1, VAR, 0.486%, 02/25/35	616
255		Series 2005-5, Class A1, VAR, 0.426%, 12/25/35	234
601		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	615
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
148		Series 2003-A1, Class A1, 5.500%, 05/25/33	151

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
49	Series 2003-A1, Class A2, 6.000%, 05/25/33	50
42	Series 2003-A1, Class A5, 7.000%, 04/25/33	43
12	Series 2003-A1, Class A7, 5.000%, 04/25/18	13
2,134	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	2,139
	Prime Mortgage Trust,
77	Series 2004-1, Class 2A3, 5.250%, 08/25/34	80
990	Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,043
491	Series 2005-4, Class 2PO, PO, 10/25/35	181
756	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.685%, 05/25/35	763
	RALI Trust,
129	Series 2001-QS19, Class A2, 6.000%, 12/25/16	130
37	Series 2002-QS16, Class A3, IF, 16.276%, 10/25/17	38
993	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,027
231	Series 2003-QR24, Class A5, 4.000%, 07/25/33	231
109	Series 2003-QS1, Class A6, 4.250%, 01/25/33	109
393	Series 2003-QS12, Class A2A, IF, IO, 7.434%, 06/25/18	42
172	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	12
3,022	Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,829
808	Series 2003-QS13, Class A5, VAR, 0.816%, 07/25/33	757
4,799	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	80
649	Series 2003-QS14, Class A1, 5.000%, 07/25/18	662
481	Series 2003-QS18, Class A1, 5.000%, 09/25/18	494
611	Series 2003-QS19, Class A1, 5.750%, 10/25/33	654
134	Series 2003-QS3, Class A2, IF, 16.135%, 02/25/18	147
161	Series 2003-QS3, Class A8, IF, IO, 7.434%, 02/25/18	8
337	Series 2003-QS9, Class A3, IF, IO, 7.384%, 05/25/18	39
884	Series 2004-QA4, Class NB3, VAR, 3.773%, 09/25/34	852
323	Series 2004-QA6, Class NB2, VAR, 3.100%, 12/26/34	283
165	Series 2004-QS10, Class A6, 6.000%, 07/25/34	167
1,684	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,720
265	Series 2005-QA10, Class A31, VAR, 3.527%, 09/25/35	218
1,841	Series 2005-QA6, Class A32, VAR, 3.720%, 05/25/35	1,254
490	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	382
	RBSSP Resecuritization Trust,
1,011	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,066
340	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	355
305	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	306
755	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	764
1,075	Series 2009-12, Class 1A1, VAR, 5.996%, 11/25/33 (e)	1,123
1,423	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,458
2,179	Series 2012-3, Class 3A1, VAR, 0.316%, 09/26/36 (e)	2,055
10,370	Series 2012-6, Class 2A1, VAR, 0.326%, 10/26/36 (e) (i)	9,851
	Residential Asset Securitization Trust,
38	Series 2002-A13, Class A4, 5.250%, 12/25/17	39
233	Series 2003-A13, Class A3, 5.500%, 01/25/34	240
59	Series 2003-A14, Class A1, 4.750%, 02/25/19	60
413	Series 2003-A5, Class A1, 5.500%, 06/25/33	432
713	Series 2004-IP2, Class 1A1, VAR, 2.491%, 12/25/34	714
2,607	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	660
5,438	Series 2005-A2, Class A4, IF, IO, 4.884%, 03/25/35	870
871	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	746

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
612	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	496
	RFMSI Trust,
1,180	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,182
107	Series 2003-S14, Class A4, PO, 07/25/18	100
265	Series 2003-S16, Class A3, 5.000%, 09/25/18	266
313	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	319
761	Series 2003-S4, Class A4, 5.750%, 03/25/33	769
283	Series 2004-S6, Class 2A6, PO, 06/25/34	245
703	Series 2005-SA4, Class 1A1, VAR, 2.848%, 09/25/35	582
	RFSC Trust,
7	Series 2002-RM1, Class API, PO, 12/25/17	7
30	Series 2003-RM2, Class AP-3, PO, 05/25/33	28
2,704	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	2,756
	Salomon Brothers Mortgage Securities VII, Inc.,
908	Series 2003-HYB1, Class A, VAR, 2.620%, 09/25/33	914
37	Series 2003-UP2, Class PO1, PO, 12/25/18	33
	Sequoia Mortgage Trust,
1,256	Series 2003-1, Class 1A, VAR, 0.928%, 04/20/33	1,232
1,541	Series 2004-8, Class A1, VAR, 0.518%, 09/20/34	1,516
1,587	Series 2004-8, Class A2, VAR, 0.765%, 09/20/34	1,561
4,473	Series 2004-9, Class A1, VAR, 0.508%, 10/20/34	4,352
1,332	Series 2004-10, Class A1A, VAR, 0.478%, 11/20/34	1,311
	Springleaf Mortgage Loan Trust,
2,171	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,259
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,877
1,095	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	1,120
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,623
5,037	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	5,134
2,500	Series 2012-2A, Class M2, VAR, 4.610%, 10/25/57 (e)	2,562
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,199
7,621	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	7,606
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,048
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,383
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	943
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	441
6,989	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	6,909
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,557
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,750
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,205
3,194	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,185
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,468
1,975	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.816%, 06/25/34	1,969
	Structured Asset Mortgage Investments II Trust,
1,698	Series 2004-AR5, Class 1A1, VAR, 0.827%, 10/19/34	1,598
3,424	Series 2005-AR5, Class A3, VAR, 0.417%, 07/19/35	3,340
2,807	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.787%, 12/25/33	2,792
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
156	Series 2003-16, Class A3, VAR, 0.666%, 06/25/33	153
323	Series 2003-32, Class 1A1, VAR, 5.517%, 11/25/33	330
752	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	770
359	Series 2003-33H, Class 1APO, PO, 10/25/33	329

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
830	Series 2003-34A, Class 3A3, VAR, 2.489%, 11/25/33	824
1,907	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,962
351	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	353
	Thornburg Mortgage Securities Trust,
163	Series 2003-4, Class A1, VAR, 0.806%, 09/25/43	156
197	Series 2004-1, Class II2A, VAR, 1.773%, 03/25/44	190
4,718	Vericrest Opportunity Loan Transferee, Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e)	4,752
	WaMu Mortgage Pass-Through Certificates,
43	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	44
1,885	Series 2003-AR11, Class A6, VAR, 2.446%, 10/25/33	1,897
966	Series 2003-AR7, Class A7, VAR, 2.305%, 08/25/33	970
761	Series 2003-AR8, Class A, VAR, 2.425%, 08/25/33	763
2,692	Series 2003-AR9, Class 1A6, VAR, 2.427%, 09/25/33	2,717
708	Series 2003-AR9, Class 2A, VAR, 2.443%, 09/25/33	710
795	Series 2003-S1, Class A5, 5.500%, 04/25/33	807
235	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	239
78	Series 2003-S7, Class A1, 4.500%, 08/25/18	79
333	Series 2003-S8, Class A6, 4.500%, 09/25/18	342
2,212	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,292
74	Series 2003-S9, Class P, PO, 10/25/33	68
175	Series 2004-AR3, Class A1, VAR, 2.451%, 06/25/34	176
1,184	Series 2004-AR3, Class A2, VAR, 2.451%, 06/25/34	1,190
884	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	907
256	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	265
438	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	460
95	Series 2004-S1, Class 1A3, VAR, 0.566%, 03/25/34	95
3,191	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,326
245	Series 2006-AR10, Class 2P, VAR, 2.386%, 09/25/36	144
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
285	Series 2005-1, Class 1A1, 5.500%, 03/25/35	276
9,012	Series 2005-2, Class 1A4, IF, IO, 4.884%, 04/25/35	1,298
1,152	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,066
170	Series 2005-4, Class DP, PO, 06/25/20	153
1,100	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,009
12,292	Series 2005-11, Class A4, IF, IO, 4.784%, 01/25/36	1,404
	Washington Mutual MSC Mortgage Pass-Through Certificates,
681	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	752
61	Series 2004-RA4, Class 1P, PO, 04/25/19	57
106	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	106
1,892	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,903
	Wells Fargo Mortgage-Backed Securities Trust,
317	Series 2003-17, Class APO, PO, 01/25/34	289
1,460	Series 2003-G, Class A1, VAR, 2.490%, 06/25/33	1,469
336	Series 2003-K, Class 1A1, VAR, 2.492%, 11/25/33	340
92	Series 2003-K, Class 1A2, VAR, 2.492%, 11/25/33	94
211	Series 2004-1, Class A11, PO, 02/25/34	194
171	Series 2004-B, Class A1, VAR, 4.646%, 02/25/34	171
55	Series 2004-BB, Class A4, VAR, 2.610%, 01/25/35	55
1,292	Series 2004-EE, Class 2A1, VAR, 2.613%, 12/25/34	1,302
162	Series 2004-EE, Class 2A2, VAR, 2.613%, 12/25/34	163

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
669	Series 2004-EE, Class 3A1, VAR, 2.711%, 12/25/34	671
1,703	Series 2004-I, Class 1A1, VAR, 2.658%, 07/25/34	1,712
3,785	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	3,822
118	Series 2004-Q, Class 1A3, VAR, 2.624%, 09/25/34	119
2,179	Series 2004-U, Class A1, VAR, 2.673%, 10/25/34	2,181
968	Series 2004-V, Class 1A1, VAR, 2.629%, 10/25/34	993
337	Series 2005-1, Class 2A1, 5.000%, 01/25/20	347
250	Series 2005-9, Class 1APO, PO, 10/25/35	203
355	Series 2005-13, Class A1, 5.000%, 11/25/20	365
483	Series 2005-AR16, Class 2A1, VAR, 2.672%, 02/25/34	487
916	Series 2005-AR8, Class 2A1, VAR, 2.673%, 06/25/35	929
1,540	Series 2007-7, Class A7, 6.000%, 06/25/37	1,470
963	Series 2007-11, Class A14, 6.000%, 08/25/37	910

		506,055

	Total Collateralized Mortgage Obligations (Cost $1,511,200)	1,565,937

Commercial Mortgage-Backed Securities — 5.9%
	A10 Securitization LLC,
2,656	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,676
4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,713
1,120	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,067
	Banc of America Commercial Mortgage Trust,
2,555	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,790
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,184
800	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	834
	BB-UBS Trust,
3,700	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	3,456
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,780
598	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	606
1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.392%, 07/15/44	1,161
	COBALT CMBS Commercial Mortgage Trust,
2,196	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,385
3,000	Series 2006-C1, Class AM, 5.254%, 08/15/48	3,098
	COMM Mortgage Trust,
6,046	Series 2012-CR2, Class XA, IO, VAR, 2.106%, 08/15/45	683
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,548
140,365	Series 2013-CR9, Class XB, IO, VAR, 07/10/45 (e)	1,797
1,247	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,170
547	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	549
1,648	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.107%, 11/17/26 (e)	1,650
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.018%, 07/10/38	768
2,303	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	2,385
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,580
	Federal National Mortgage Association - ACES,
4,000	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,466
5,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,535
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,793
9,480	Series 2011-M2, Class A3, 3.764%, 07/25/21	10,040
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,307
4,800	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	4,772

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
6,681	Series 2012-M11, Class FA, VAR, 0.702%, 08/25/19	6,723
2,504	Series 2013-M7, Class A2, 2.280%, 12/27/22	2,328
4,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,753
3,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	3,438
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,023
2,987	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,976
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,335
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,470
22,323	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.781%, 11/10/39 (e)	312
737	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	738
	JP Morgan Chase Commercial Mortgage Securities Trust,
92,754	Series 2006-CB15, Class X1, IO, VAR, 0.435%, 06/12/43	567
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	609
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,109
25,673	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.639%, 05/25/39 (e)	618
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,497
	LB-UBS Commercial Mortgage Trust,
619	Series 2004-C2, Class A4, 4.367%, 03/15/36	621
61,036	Series 2006-C1, Class XCL, IO, VAR, 0.531%, 02/15/41 (e)	444
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,110
829	Series 2007-C2, Class A3, 5.430%, 02/15/40	921
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	1,036
	Morgan Stanley Capital I Trust,
2,080	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,110
250	Series 2007-T27, Class A4, VAR, 5.814%, 06/11/42	283
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,301
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,536
	Morgan Stanley Re-REMIC Trust,
2,284	Series 2009-IO, Class B, PO, 07/17/56 (e)	2,247
3,553	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,586
929	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	941
6,934	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	6,934
9,096	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	9,159
2,200	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,815
	NCUA Guaranteed Notes Trust,
2,460	Series 2010-C1, Class A2, 2.900%, 10/29/20	2,563
7,883	Series 2010-C1, Class APT, 2.650%, 10/29/20	8,154
504	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.170%, 08/25/29 (e)	501
3,726	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.367%, 08/25/29 (e)	3,725
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	1,976
3,057	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	3,065
7,846	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.522%, 05/10/45 (e)	1,040
3,175	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,068
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,305
15,318	Series 2012-C2, Class XA, IO, VAR, 1.955%, 05/10/63 (e)	1,393
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	833
2,991	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	2,835

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
		Wachovia Bank Commercial Mortgage Trust,
1,059		Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,066
2,500		Series 2005-C22, Class A4, VAR, 5.464%, 12/15/44	2,676
130,086		Series 2006-C24, Class XC, IO, VAR, 0.276%, 03/15/45 (e)	421
3,000		Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	2,930
5,558		Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	5,545
		WFRBS Commercial Mortgage Trust,
1,250		Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,334
–	(h)	Series 2012-C6, Class A1, 1.081%, 04/15/45	—	(h)
1,200		Series 2012-C6, Class A4, 3.440%, 04/15/45	1,214

		Total Commercial Mortgage-Backed Securities (Cost $185,811)	185,977

Mortgage Pass-Through Securities — 36.9%
		Federal Home Loan Mortgage Corp.,
192		ARM, 2.026%, 05/01/37	203
274		ARM, 2.096%, 08/01/36	291
222		ARM, 2.097%, 10/01/36	235
479		ARM, 2.120%, 10/01/36	507
822		ARM, 2.325%, 03/01/37	882
195		ARM, 2.355%, 12/01/33	203
293		ARM, 2.370%, 05/01/36	313
25		ARM, 2.389%, 01/01/30	27
259		ARM, 2.391%, 11/01/36	275
560		ARM, 2.418%, 11/01/36	596
159		ARM, 2.459%, 03/01/35	169
152		ARM, 2.471%, 09/01/37	162
108		ARM, 2.480%, 10/01/37	115
244		ARM, 2.515%, 09/01/36	257
352		ARM, 2.531%, 12/01/35	376
250		ARM, 2.548%, 04/01/34	264
400		ARM, 2.576%, 11/01/36	425
247		ARM, 2.642%, 03/01/36	265
111		ARM, 2.657%, 07/01/37	118
619		ARM, 2.710%, 06/01/36	662
216		ARM, 2.717%, 11/01/36	226
232		ARM, 2.751%, 05/01/38	249
188		ARM, 2.755%, 02/01/37	200
1,019		ARM, 2.789%, 10/01/36	1,086
335		ARM, 2.884%, 04/01/38	358
150		ARM, 2.958%, 02/01/37	159
188		ARM, 2.969%, 12/01/36	200
111		ARM, 3.066%, 02/01/37	119
584		ARM, 3.273%, 03/01/36	627
310		ARM, 5.040%, 01/01/35	331
73		ARM, 5.947%, 10/01/36	75
73		ARM, 6.355%, 02/01/37	77
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
134		3.500%, 05/01/19	142
63		4.000%, 07/01/18	67
346		4.500%, 10/01/18	367
146		5.000%, 12/01/18	155
1,887		5.500%, 06/01/17 - 02/01/23	2,052
1,478		6.000%, 06/01/17 - 03/01/22	1,565
394		6.500%, 02/01/17 - 03/01/22	425
154		7.000%, 03/01/17 - 07/01/17	163
–	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
33,070		3.500%, 01/01/32 - 09/01/32 (m)	34,015
3,435		4.000%, 02/01/32	3,633
2,307		5.500%, 04/01/27 - 03/01/28	2,543
545		6.000%, 01/01/14 - 02/01/24	599
1,200		6.500%, 05/01/22 - 01/01/28	1,331
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
208		4.000%, 10/01/33	217
6,763		4.500%, 09/01/40 - 05/01/41	7,210
15,020		5.000%, 05/01/36 - 08/01/40	16,305
4,326		5.500%, 01/01/33 - 03/01/40	4,721
629		6.000%, 11/01/28 - 12/01/33	703
4,109		6.500%, 05/01/24 - 03/01/38 (m)	4,618
1,022		7.000%, 07/01/29 - 10/01/36	1,193
91		7.500%, 09/01/38	102
30		8.500%, 08/01/30	32
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,158		7.500%, 01/01/32 - 12/01/36	1,345
696		10.000%, 10/01/30	812
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
31,275		3.500%, 10/01/32 - 06/01/43	31,506
15,407		4.000%, 09/01/32 - 10/01/42	15,901
3,810		5.500%, 02/01/18 - 12/01/35	4,042

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
4,244		6.000%, 02/01/33 - 04/01/36	4,603
5,225		6.500%, 11/01/36 - 10/17/38	5,848
119		7.000%, 12/01/14 - 08/01/47	126
59		10.500%, 07/20/21	64
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
6		7.500%, 03/01/17 - 05/01/17	6
3		8.750%, 06/01/17	4
1		10.500%, 05/01/19	1
2		12.000%, 08/01/15 - 07/01/19	2
		Federal National Mortgage Association,
603		ARM, 1.570%, 08/01/34	624
249		ARM, 1.784%, 01/01/33	261
399		ARM, 1.788%, 07/01/33	429
3,219		ARM, 1.898%, 01/01/35 (m)	3,413
517		ARM, 1.899%, 02/01/35	550
10		ARM, 1.903%, 03/01/19	10
276		ARM, 1.916%, 02/01/35	294
293		ARM, 1.935%, 10/01/34	306
489		ARM, 1.975%, 09/01/36	515
691		ARM, 2.120%, 05/01/35	732
409		ARM, 2.127%, 11/01/33	427
222		ARM, 2.141%, 01/01/36	234
319		ARM, 2.174%, 11/01/37	338
275		ARM, 2.192%, 10/01/34	290
187		ARM, 2.202%, 04/01/34	196
375		ARM, 2.204%, 10/01/34	395
215		ARM, 2.223%, 09/01/35	228
308		ARM, 2.233%, 09/01/34	326
245		ARM, 2.239%, 06/01/35	259
54		ARM, 2.262%, 04/01/34	58
94		ARM, 2.277%, 11/01/33	98
267		ARM, 2.280%, 08/01/34	284
311		ARM, 2.297%, 10/01/36	334
539		ARM, 2.324%, 07/01/33	573
347		ARM, 2.346%, 05/01/34	370
329		ARM, 2.348%, 02/01/34	347
285		ARM, 2.350%, 06/01/34	300
816		ARM, 2.363%, 04/01/35	863
431		ARM, 2.370%, 10/01/34	455
516		ARM, 2.371%, 12/01/37	549
533		ARM, 2.372%, 04/01/35	567
158		ARM, 2.397%, 05/01/35	167
121		ARM, 2.403%, 01/01/34	128
319		ARM, 2.420%, 08/01/36	343
700		ARM, 2.435%, 07/01/37	742
340		ARM, 2.443%, 12/01/36	365
502		ARM, 2.505%, 10/01/34	535
106		ARM, 2.512%, 05/01/35	113
257		ARM, 2.519%, 11/01/36	275
321		ARM, 2.520%, 07/01/36	340
505		ARM, 2.560%, 09/01/33 - 12/01/36	536
131		ARM, 2.583%, 07/01/37	139
567		ARM, 2.589%, 06/01/36	606
142		ARM, 2.677%, 01/01/38	151
209		ARM, 2.700%, 10/01/36	223
21		ARM, 2.819%, 09/01/27	22
5,755		ARM, 2.875%, 03/01/36	6,099
62		ARM, 3.771%, 03/01/29	66
310		ARM, 4.480%, 01/01/23	340
		Federal National Mortgage Association, 15 Year, Single Family,
387		4.500%, 07/01/18 - 03/01/19	412
1,801		5.000%, 06/01/18 - 08/01/24	1,936
2,447		5.500%, 11/01/18 - 11/01/23	2,625
6,287		6.000%, 06/01/16 - 07/01/24	6,824
1,264		6.500%, 08/01/16 - 02/01/24	1,388
581		7.000%, 03/01/17 - 08/01/21	623
38		7.500%, 03/01/17 - 10/01/17	41
14		8.000%, 06/01/15 - 01/01/16	15
		Federal National Mortgage Association, 20 Year, Single Family,
10,323		3.500%, 12/01/30 - 08/01/32	10,541
–	(h)	4.500%, 04/01/30	—	(h)
–	(h)	5.000%, 10/01/25	—	(h)
676		5.500%, 02/01/23 - 08/01/23	738
4,723		6.000%, 04/01/24 - 09/01/29	5,228
1,440		6.500%, 06/01/16 - 12/01/27	1,598
40		7.500%, 09/01/21	44
		Federal National Mortgage Association, 30 Year, FHA/VA,
60		6.000%, 09/01/33	67
4,063		6.500%, 02/01/29 - 08/01/39	4,604
184		7.000%, 10/01/28 - 02/01/33	214
55		8.000%, 06/01/28	63
14		8.500%, 03/01/30 - 06/01/30	17
207		9.000%, 05/01/18 - 06/01/31	236
10		10.000%, 07/01/19	10
9		10.500%, 11/01/18	10
19		11.000%, 04/01/19	20

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
		Federal National Mortgage Association, 30 Year, Single Family,
5,599		3.500%, 03/01/43	5,650
2,727		4.000%, 08/01/33 - 04/01/34	2,858
1,325		4.500%, 05/01/29 - 09/01/34	1,419
2,021		5.000%, 06/01/33 - 05/01/36	2,209
4,932		5.500%, 11/01/32 - 05/01/40	5,461
5,173		6.000%, 12/01/28 - 11/01/38	5,770
5,653		6.500%, 11/01/29 - 10/01/38	6,339
5,178		7.000%, 04/01/20 - 01/01/39	5,888
3,312		7.500%, 08/01/36 - 04/01/39	3,856
815		8.000%, 03/01/27 - 10/01/36	961
89		8.500%, 12/01/27 - 02/01/30	101
–	(h)	9.000%, 04/01/26	1
7		9.500%, 07/01/28	8
7		10.000%, 02/01/24	7
2		12.500%, 01/01/16	2
		Federal National Mortgage Association, Other,
4,200		VAR, 0.519%, 01/01/23	4,213
6,879		VAR, 0.529%, 01/01/23	6,869
4,917		VAR, 0.539%, 01/01/23	4,943
4,000		VAR, 0.559%, 02/01/23	3,998
5,897		VAR, 0.569%, 01/01/23	5,914
13,058		VAR, 0.609%, 10/01/22	13,091
3,000		VAR, 0.619%, 09/01/22	3,006
5,910		VAR, 0.629%, 01/01/23	5,926
3,314		VAR, 0.729%, 08/01/22	3,324
2,300		VAR, 0.779%, 03/01/22	2,304
4,000		VAR, 0.789%, 04/01/22	4,008
5,000		VAR, 0.799%, 12/01/20	5,034
4,000		VAR, 0.949%, 04/01/22	4,008
3,867		VAR, 0.979%, 03/01/22	3,883
335		VAR, 2.432%, 08/01/34	358
2,429		VAR, 6.070%, 11/01/18	2,648
1,962		1.519%, 12/01/19	1,895
3,930		1.632%, 01/01/20	3,809
2,000		1.690%, 12/01/19	1,933
1,986		1.808%, 06/01/20	1,921
3,500		2.004%, 07/01/19	3,541
5,000		2.056%, 01/01/17	5,008
2,830		2.066%, 12/01/20	2,699
25,500		2.077%, 07/01/19 - 06/01/20	25,270
10,152		2.097%, 08/01/19	10,099
4,600		2.170%, 06/01/19	4,636
4,262		2.221%, 01/01/23	3,986
4,406		2.273%, 07/01/19	4,450
1,689		2.314%, 12/01/22	1,593
8,369		2.418%, 12/01/22 - 01/01/23	7,932
2,510		2.438%, 06/01/19	2,545
17,472		2.449%, 07/01/19 - 12/01/22	16,917
1,968		2.459%, 11/01/22	1,875
6,000		2.480%, 12/01/22 - 02/01/23	5,714
5,900		2.490%, 11/01/22	5,611
3,425		2.500%, 12/01/22	3,271
2,000		2.531%, 06/01/19	2,045
6,186		2.542%, 02/01/23	5,924
2,969		2.552%, 09/01/22 - 11/01/22	2,827
5,500		2.583%, 04/01/23	5,130
5,136		2.593%, 10/01/22 - 06/01/23	4,943
13,989		2.604%, 10/01/22 - 05/01/23	13,306
11,810		2.614%, 10/01/22 - 12/01/22	11,365
8,320		2.650%, 08/01/22	7,987
3,000		2.670%, 07/01/22	2,890
10,797		2.686%, 06/01/22 - 10/01/22	10,516
1,984		2.728%, 04/01/23	1,908
2,000		2.738%, 03/01/23	1,935
5,855		2.759%, 07/01/22	5,737
5,850		2.779%, 07/01/22	5,737
2,914		2.831%, 05/01/22	2,878
6,806		2.841%, 03/01/22 - 07/01/22	6,746
7,000		2.852%, 06/01/22	6,927
10,943		2.883%, 06/01/22 - 07/01/22	10,820
5,250		2.924%, 07/01/22	5,199
8,312		2.955%, 05/01/22 - 08/01/22	8,240
8,991		2.996%, 05/01/22 - 09/01/22	8,942
6,833		3.000%, 01/01/43 - 08/01/43	6,513
3,901		3.038%, 05/01/22	3,896
3,000		3.079%, 06/01/22	2,961
2,493		3.089%, 02/01/22	2,515
3,000		3.100%, 05/01/22	3,007
4,890		3.120%, 05/01/22	4,902
12,771		3.131%, 12/01/21 - 01/01/22	12,907
2,440		3.182%, 05/01/22	2,457
7,869		3.193%, 01/01/22	7,993
2,000		3.203%, 05/01/22	2,016
8,710		3.224%, 01/01/22 - 05/01/22	8,817
2,607		3.230%, 11/01/20	2,702
1,939		3.234%, 01/01/22	1,967
9,413		3.244%, 02/01/22	9,482
1,997		3.290%, 10/01/20	2,078

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,836		3.306%, 02/01/22	3,889
5,105		3.348%, 01/01/22	5,212
1,978		3.379%, 11/01/20	2,049
958		3.382%, 10/01/20	1,002
2,949		3.389%, 10/01/20	3,067
4,070		3.461%, 11/01/20	4,243
3,692		3.472%, 10/01/20	3,856
3,600		3.482%, 11/01/20	3,759
6,500		3.490%, 09/01/23	6,608
24,009		3.500%, 02/01/33 - 06/01/43	24,066
8,241		3.544%, 09/01/20 - 11/01/21	8,603
3,763		3.590%, 12/01/20 - 08/01/23	3,844
2,500		3.596%, 12/01/20	2,621
2,871		3.600%, 09/01/20	3,035
6,644		3.621%, 09/01/20	6,997
4,927		3.639%, 12/01/20	5,183
5,359		3.658%, 04/01/18 - 10/01/20	5,649
1,200		3.709%, 10/01/21	1,247
19,453		3.740%, 07/01/20 - 09/01/20 (m)	20,644
6,100		3.792%, 07/01/23	6,250
2,949		3.802%, 09/01/20	3,131
–	(h)	3.810%, 01/01/19	—	(h)
1,000		3.864%, 07/01/23	1,038
26,951		3.895%, 01/01/21 - 09/01/21 (m)	28,543
2,600		3.926%, 08/01/20	2,764
1,571		3.930%, 07/01/20	1,692
4,000		3.940%, 07/01/21	4,257
6,200		3.957%, 12/01/21	6,533
2,950		3.960%, 08/01/20	3,179
1,902		3.968%, 09/01/20	2,027
2,000		3.980%, 11/01/16	2,055
2,416		3.988%, 07/01/21	2,567
3,000		3.999%, 01/01/21	3,207
28,461		4.000%, 11/01/33 - 07/01/42	29,436
5,000		4.019%, 09/01/21	5,319
2,000		4.061%, 01/01/21	2,145
20,175		4.081%, 07/01/20 - 07/01/21 (m)	21,602
5,821		4.102%, 06/01/21 - 07/01/21	6,220
2,313		4.123%, 07/01/21	2,476
2,381		4.130%, 07/01/20	2,586
3,000		4.154%, 06/01/21	3,207
1,600		4.174%, 10/01/20	1,720
3,422		4.185%, 08/01/21	3,671
8,000		4.195%, 07/01/21 (m)	8,594
7,851		4.201%, 07/01/20	8,533
2,298		4.205%, 10/01/21	2,467
11,092		4.216%, 11/01/26	10,830
1,912		4.257%, 04/01/20	2,078
4,588		4.288%, 08/01/21	4,948
4,000		4.290%, 06/01/20	4,381
8,553		4.298%, 03/01/21 - 07/01/21	9,241
5,661		4.319%, 12/01/19	6,182
1,486		4.330%, 02/01/21	1,623
3,925		4.350%, 04/01/20	4,317
3,823		4.368%, 04/01/20	4,208
4,409		4.371%, 03/01/20	4,826
4,008		4.380%, 01/01/21 - 04/01/21	4,387
4,477		4.381%, 06/01/21	4,851
2,000		4.391%, 04/01/21	2,166
7,286		4.399%, 02/01/20	8,038
23,556		4.424%, 01/01/20 (m)	25,773
4,829		4.443%, 08/01/20 - 04/01/21	5,337
965		4.445%, 01/01/21	1,060
7,738		4.453%, 06/01/21	8,418
2,428		4.464%, 06/01/21	2,642
1,205		4.474%, 07/01/21	1,312
9,000		4.484%, 06/01/21	9,790
2,016		4.495%, 02/01/21	2,204
151		4.500%, 08/01/33	160
4,780		4.515%, 02/01/20	5,267
4,782		4.530%, 12/01/19	5,308
4,371		4.540%, 01/01/20	4,853
5,800		4.546%, 02/01/20	6,380
3,586		4.552%, 08/01/26	3,835
5,934		4.629%, 02/01/21 - 06/01/21	6,515
2,912		4.762%, 08/01/26	3,186
4,847		4.794%, 01/01/21	5,372
1,881		5.000%, 04/01/22 - 01/01/36	2,069
4,031		5.135%, 02/01/31	4,273
1,988		5.500%, 03/01/17 - 04/01/38	2,117
3,346		6.000%, 02/01/36 - 11/01/39	3,645
441		6.500%, 10/01/35 - 06/01/36	494
2,673		7.000%, 12/01/36 - 10/01/46	2,903
14		10.392%, 06/15/21	14
4		11.000%, 08/20/20	4
50		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	52
		Government National Mortgage Association II, 30 Year, Single Family,
899		5.500%, 09/20/39	993

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
10,026	6.000%, 09/20/38 - 08/20/39	11,265
2,428	6.500%, 10/20/33 - 01/20/39	2,760
19	7.500%, 02/20/28 - 09/20/28	22
27	8.000%, 06/20/26 - 10/20/27	32
16	8.500%, 03/20/25 - 05/20/25	19
	Government National Mortgage Association II, Other,
3,166	4.433%, 05/20/63	3,439
2,034	4.462%, 05/20/63	2,202
3,062	4.479%, 04/20/63	3,361
361	6.000%, 11/20/38	380
851	Government National Mortgage
	Association II, Other, 30 Year, Single Family, 6.500%, 09/20/34	967
	Government National Mortgage Association, 15 Year, Single Family,
171	6.000%, 06/15/18	181
29	7.000%, 09/15/14 - 10/15/16	30
34	7.500%, 11/15/17	36
48	8.000%, 01/15/16	50
	Government National Mortgage Association, 30 Year, Single Family,
83	6.375%, 08/15/26	92
2,581	6.500%, 10/15/27 - 04/15/33	2,966
2,043	7.000%, 09/15/31 - 03/15/37	2,378
63	7.500%, 11/15/22 - 01/15/33	68
9	8.000%, 09/15/22 - 04/15/28	9
13	9.000%, 02/15/30 - 01/15/31	14
599	9.500%, 10/15/24	680
4	11.000%, 01/15/21	4
	Government National Mortgage Association, Other, 20 Year, Single Family,
450	6.500%, 08/15/22 - 11/15/23	502
49	7.000%, 08/15/23	54

	Total Mortgage Pass-Through Securities (Cost $1,148,798)	1,152,872

U.S. Treasury Obligations — 0.3%
5,000	U.S. Treasury Notes, 1.750%, 10/31/20	4,895
	U.S. Treasury STRIPS,
225	08/15/20	196
6,000	05/15/21	5,038
200	08/15/28	117
500	02/15/29	287
650	11/15/30	343

	Total U.S. Treasury Obligations (Cost $10,820)	10,876

Loan Assignments — 0.4%
	Financials — 0.4%
	Capital Markets — 0.1%
	Tricon Capital Group Inc., Revolving Loan, (Canada),
1,609	VAR, 4.100%, 06/13/15 (i)	1,601

	Diversified Financial Services — 0.0% (g)
	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom),
1,393	VAR, 4.250%, 04/14/14 (i)	1,386

	Real Estate Management & Development — 0.3%
	Invitation Homes, Revolving Loan,
8,339	VAR, 3.750%, 03/15/15 (i)	8,297

	Total Loan Assignments (Cost $11,341)	11,284

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
63,561	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $63,561)	63,561

	Total Investments — 99.99% (Cost $3,064,389)	3,124,093
	Other Assets in Excess of Liabilities — 0.1%	2,562

	NET ASSETS — 100.0%	$3,126,655

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

RM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2013.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of November 30, 2013.
(m)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,311
Aggregate gross unrealized depreciation	(44,607)

Net unrealized appreciation/depreciation	$59,704

Federal income tax cost of investments	$3,064,389

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$39,231	$94,355	$133,586
Collateralized Mortgage Obligations
Agency CMO	—	1,048,685	11,197	1,059,882
Non-Agency CMO	—	407,946	98,109	506,055

Total Collateralized Mortgage Obligations	—	1,456,631	109,306	1,565,937

Commercial Mortgage-Backed Securities	—	148,653	37,324	185,977
Mortgage Pass-Through Securities	—	1,152,872	—	1,152,872
U.S. Treasury Obligations	—	10,876	—	10,876
Loan Assignments
Financials	—	—	11,284	11,284
Short-Term Investment
Investment Company	63,561	—	—	63,561

Total Investments in Securities	$63,561	$2,808,263	$252,269	$3,124,093

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Mortgage- Backed Securities Fund	Balance as of 02/28/13	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$134,643	$1		$(880)	$(173)	$15,620	$(67,866)	$16,316	$(3,306)	$94,355
Collateralized Mortgage Obligation
Agency	94,969	(339)		(722)	(1,634)	267	(504)	1,167	(82,007)	11,197
Non-Agency	133,818	391		(5,745)	(4,275)	27,275	(30,363)	30,962	(53,954)	98,109
Commercial Mortgage-Backed Securities	56,411	—	(a)	(153)	(1,059)	2,853	(14,019)	—	(6,709)	37,324
Loan Assignment - Financials	—	—		(75)	— (a)	12,967	(1,608)	—	—	11,284
Mortgage Pass-Through Securities	25,980	—		(19)	—	(25,961)	—	—	—	—

Total	$445,821	$53		$(7,594)	$(7,141)	$33,021	$(114,360)	$48,445	$(145,976)	$252,269

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $(7,594,000)

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)
	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	111,392	Discounted Cash Flow	Constant Prepayment Rate	0%-100.00% (10.19%)
			Constant Default Rate	0%-14.78% (3.60%)
			PSA Prepayment Model	137.00%-1,085.00% (425.64%)
			Yield (Discount Rate of Cash Flows)	(180.40%)-64.15% (4.18%)

Asset-Backed Securities	111,392

Total	111,392

# The table above does not include Level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $140,877,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.2% (t)
	Alabama — 1.1%
	Other Revenue — 1.1%
3,000	Chatom Industrial Development Board, Solid Waste Disposal Facilities, PowerSouth Energy Corp., Series B, Rev., 4.000%, 08/01/15	3,149
1,000	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	1,001

	Total Alabama	4,150

	Alaska — 1.3%
	General Obligation — 0.6%
2,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.250%, 04/01/27	2,191

	Housing — 0.2%
845	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	879

	Other Revenue — 0.5%
1,820	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,700

	Total Alaska	4,770

	Arizona — 1.9%
	Certificate of Participation/Lease — 0.8%
2,910	Pinal County, COP, 5.250%, 12/01/19	3,021

	Hospital — 0.3%
1,000	Gila County IDA, Cobre Valley Community Hospital Project, Rev., ACA, 6.000%, 12/01/20	1,001

	Housing — 0.0% (g)
141	Maricopa County IDA, Single Family Mortgage, Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 07/01/39	143

	Water & Sewer — 0.8%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,220

	Total Arizona	7,385

	Arkansas — 0.2%
	Housing — 0.1%
365	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	387

	Special Tax — 0.1%
105	City of Fayetteville, Sales & Use Tax Capital Improvement, Rev., AGM, 4.250%, 11/01/25	108
175	City of Rogers, Capital Improvement, GO, XLCA, 4.250%, 03/01/31	173

		281

	Total Arkansas	668

	California — 2.8%
	General Obligation — 1.0%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,077
2,500	San Diego Community College District, GO, 5.000%, 08/01/28	2,759

		3,836

	Housing — 0.6%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,456
475	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 12/01/36	492
345	State of California, Veterans, GO, 4.900%, 12/01/25	345

		2,293

	Other Revenue — 1.2%
2,275	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	2,390
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,252

		4,642

	Total California	10,771

	Colorado — 1.6%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	709

	General Obligation — 0.3%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,199

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.7%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,520

	Housing — 0.4%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
50	Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/27	51
110	Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	113
628	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	664
30	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	30
500	El Paso County, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA, 5.350%, 06/01/39	510
270	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	276

		1,644

	Prerefunded — 0.0% (g)
35	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	36

	Total Colorado	6,108

	Connecticut — 1.5%
	Other Revenue — 1.5%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,385	Series A, Rev., 5.000%, 11/15/16	1,550
1,560	Series A, Rev., 5.250%, 11/15/23	1,749
1,500	Series A, Rev., 5.250%, 11/15/24	1,665
800	Series A, Rev., AMT, 4.000%, 11/15/19	851

	Total Connecticut	5,815

	Delaware — 0.4%
	Housing — 0.4%
	Delaware State Housing Authority, Senior Single Family Mortgage,
1,035	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/39	1,126
395	Series D-1, Rev., AMT, 4.625%, 01/01/23	400

	Total Delaware	1,526

	District of Columbia — 2.0%
	Housing — 0.0% (g)
100	District of Columbia Housing Finance Agency, Single Family Mortgage, Series B, Rev., AMT, 5.625%, 06/01/35	101

	Other Revenue — 0.8%
	District of Columbia, Income Tax,
855	Series A, Rev., 5.000%, 12/01/18	1,010
1,720	Series B, Rev., 5.250%, 12/01/29	1,931

		2,941

	Transportation — 1.2%
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,539

	Total District of Columbia	7,581

	Florida — 9.0%
	Certificate of Participation/Lease — 1.2%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21	4,609

	Education — 0.8%
2,880	Capital Projects Finance Authority, Student Housing, Capital Projects Loan Program, Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,880

	Housing — 1.8%
660	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	598
1,165	Escambia County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 4.800%, 10/01/38	1,185
1,490	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,592

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — Continued
	Hillsborough County Housing Finance Authority, Single Family Mortgage,
470	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38	487
625	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	624
270	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., AMT, GNMA/FNMA, 5.300%, 10/01/36	279
795	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	822
	Pinellas County Housing Finance Authority, Multi-County Program,
890	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	935
325	Series B-1, Rev., AMT, GNMA/FNMA, 5.200%, 03/01/36	336

		6,858

	Other Revenue — 2.1%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	898
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,615	Series B, Rev., GNMA, 4.500%, 01/01/29	1,730
1,250	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,341
1,000	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	1,168
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,144
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,599

		7,880

	Utility — 1.5%
5,000	City of Port St. Lucie Utility System, Rev., NATL-RE, 5.250%, 09/01/24	5,748

	Water & Sewer — 1.6%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,084

	Total Florida	34,059

	Georgia — 3.8%
	Certificate of Participation/Lease — 1.5%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,846

	General Obligation — 1.6%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,008

	Housing — 0.3%
1,005	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 03/01/41	1,030

	Other Revenue — 0.4%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	479
1,000	Monroe County Development Authority, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 04/01/20	958

		1,437

	Total Georgia	14,321

	Hawaii — 1.3%
	General Obligation — 1.3%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,677
2,900	Series D, GO, 5.250%, 09/01/27	3,248

	Total Hawaii	4,925

	Idaho — 0.1%
	Housing — 0.1%
	Idaho Housing & Finance Association, Single Family Mortgage,
430	Series A, Rev., AMT, 5.550%, 07/01/20	431
5	Series D, Rev., AMT, FHA/VA MTGS, 6.450%, 07/01/14	5
25	Series E-2, Rev., AMT, 5.950%, 07/01/14	25

	Total Idaho	461

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — 3.7%
	General Obligation — 1.7%
2,000	Chicago Board of Education, Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,018
3,000	Chicago Board of Education, Unlimited Tax, Series C, GO, 5.250%, 12/01/24	3,042
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/19	1,318

		6,378

	Housing — 1.1%
	City of Aurora, Single Family Mortgage,
495	Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 5.500%, 12/01/39	516
617	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.450%, 12/01/39	651
	City of Chicago, Single Family Mortgage,
620	Series C, Rev., AMT, GNMA/FNMA, 5.750%, 12/01/42	654
1,015	Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 12/01/42	1,080
1,165	Series K, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 06/01/43	1,206
30	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA, FHA/VA, 7.600%, 04/01/27	31

		4,138

	Other Revenue — 0.9%
	Illinois Finance Authority, OSF Healthcare System,
500	Series A, Rev., 5.000%, 05/15/19	563
1,000	Series A, Rev., 5.000%, 05/15/20	1,116
1,700	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/20	1,930

		3,609

	Transportation — 0.0% (g)
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	100

	Total Illinois	14,225

	Indiana — 1.8%
	General Obligation — 0.3%
1,115	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	1,195

	Hospital — 0.6%
	Indiana Health & Educational Facility Financing Authority, Baptist Homes of Indiana,
1,095	Rev., 5.000%, 11/15/15	1,164
1,000	Rev., 5.250%, 11/15/25	1,015

		2,179

	Housing — 0.1%
375	Indiana Housing & Community Development Authority, Single Family Mortgage, Series C-2, Rev., AMT, GNMA/FNMA, 5.000%, 01/01/36	382

	Other Revenue — 0.5%
420	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	450
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,318

		1,768

	Water & Sewer — 0.3%
1,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	1,141

	Total Indiana	6,665

	Iowa — 0.1%
	Housing — 0.1%
545	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	577

	Kansas — 0.2%
	Housing — 0.2%
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
420	Series A-3, Rev., AMT, GNMA/FNMA, 5.500%, 06/01/28	437

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — Continued
360	Series A-3, Rev., AMT, GNMA/FNMA, 5.650%, 06/01/37	387

	Total Kansas	824

	Louisiana — 1.6%
	Hospital — 0.1%
270	St. Tammany Public Trust Finance Authority, Christwood Project, Rev., 5.700%, 11/15/18	270

	Housing — 0.5%
1,165	Calcasieu Parish Public Trust Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	1,204
373	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	387
505	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	526

		2,117

	Other Revenue — 1.0%
405	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/COLL, 4.600%, 12/01/28	431
2,930	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,307

		3,738

	Total Louisiana	6,125

	Maine — 0.1%
	Other Revenue — 0.1%
450	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	475

	Maryland — 0.2%
	Housing — 0.2%
410	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	415
325	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., AMT, FNMA, 4.500%, 12/15/15	334

	Total Maryland	749

	Massachusetts — 7.6%
	Education — 0.9%
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	978
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,118
1,060	Rev., 5.000%, 10/15/17	1,177

		3,273

	General Obligation — 3.2%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,024
7,925	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/28	9,125

		12,149

	Housing — 1.3%
3,725	Boston Housing Authority, Capital Program, Rev., AGM, 5.000%, 04/01/16	4,052
295	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	301
750	New Bedford Housing Authority, Capital Funding Program, Series A, Rev., 3.900%, 10/01/14	771

		5,124

	Other Revenue — 0.6%
2,000	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	2,281

	Water & Sewer — 1.6%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,038

	Total Massachusetts	28,865

	Michigan — 3.1%
	General Obligation — 0.3%
1,000	City of Detroit School District, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	1,108

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.7%
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/22	2,546

	Housing — 0.5%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,065

	Other Revenue — 0.5%
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,886

	Water & Sewer — 1.1%
4,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	4,019

	Total Michigan	11,624

	Minnesota — 3.4%
	Housing — 1.4%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
1,123	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.125%, 12/01/40	1,127
125	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.150%, 12/01/38	129
1,085	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., AMT, 6.100%, 09/01/19	1,086
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
1,002	Series A-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.250%, 12/01/40	1,046
1,485	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.520%, 03/01/41	1,590
465	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., AMT, 5.500%, 01/01/38	482

		5,460

	Other Revenue — 2.0%
815	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	872
895	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	971
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
1,520	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	1,618
660	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	709
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,144
1,070	Rev., 5.250%, 08/01/25	1,197
825	Rev., 5.250%, 08/01/26	900

		7,411

	Total Minnesota	12,871

	Mississippi — 1.2%
	Housing — 0.8%
2,775	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	2,918

	Other Revenue — 0.4%
1,460	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/31	1,555

	Total Mississippi	4,473

	Missouri — 1.7%
	Housing — 1.1%
	Missouri Housing Development Commission, Single Family Mortgage, Home Ownership Loan Program,
1,410	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	1,505
310	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	319
685	Series D, Rev., AMT, GNMA, 6.000%, 03/01/36	721
800	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	845

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — Continued
700	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	753

		4,143

	Transportation — 0.6%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,331

	Total Missouri	6,474

	Montana — 0.0% (g)
	Housing — 0.0% (g)
110	Montana Board of Housing, Single Family Mortgage, Series B, Rev., AMT, 5.500%, 12/01/37	112

	Nevada — 0.4%
	General Obligation — 0.4%
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/29	1,397

	Housing — 0.0% (g)
213	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	213

	Total Nevada	1,610

	New Hampshire — 1.7%
	Housing — 0.3%
1,025	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	1,114

	Other Revenue — 1.4%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,273
900	Rev., NATL-RE, 5.500%, 06/01/27	1,081

		5,354

	Total New Hampshire	6,468

	New Jersey — 2.5%
	General Obligation — 0.4%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,504

	Other Revenue — 1.5%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	499
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	289
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/19	568
1,300	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., AMT, 5.000%, 12/01/16	1,425
2,550	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	2,743

		5,524

	Transportation — 0.6%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,363

	Total New Jersey	9,391

	New Mexico — 0.8%
	Housing — 0.8%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
1,335	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	1,357
400	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	424
1,225	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	1,283

	Total New Mexico	3,064

	New York — 6.0%
	Certificate of Participation/Lease — 0.3%
1,000	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/26	1,100

	Education — 0.4%
1,500	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/21	1,676

	Housing — 0.4%
1,325	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	1,416

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 3.3%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/29	3,243
2,000	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Resolution, Series EE, Rev., 5.000%, 06/15/29	2,166
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund, 2nd Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,828
3,000	Series B, Rev., 5.000%, 06/15/28	3,307
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, General Purpose, Series B, Rev., 5.000%, 11/15/29	1,088

		12,632

	Special Tax — 0.6%
2,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/24	2,290

	Transportation — 1.0%
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,606

	Total New York	22,720

	North Carolina — 3.5%
	Education — 1.1%
2,300	Board of Governors of the University of North Carolina, Appalachian State/UNC Charlotte, Series B1, Rev., 5.250%, 10/01/23	2,634
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,550

		4,184

	Housing — 0.7%
225	Asheville Housing Authority, Multi-Family Housing, Battery Park Apartments, Series A, Rev., GNMA, 3.900%, 08/20/15	227
	North Carolina Housing Finance Agency, Home Ownership,
320	Series 23-A, Rev., AMT, 5.000%, 07/01/36	323
545	Series 26-A, Rev., AMT, 5.500%, 01/01/38	559
1,380	Series 30-A, Rev., AMT, 5.500%, 01/01/39	1,432

		2,541

	Other Revenue — 0.7%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26 (w)	1,128
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,425

		2,553

	Water & Sewer — 1.0%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,887

	Total North Carolina	13,165

	North Dakota — 1.7%
	General Obligation — 0.3%
1,135	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F, Rev., AMT, 4.500%, 01/01/35	1,217

	Housing — 0.4%
1,425	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	1,525

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,065

	Other Revenue — 0.4%
1,560	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D, Rev., 4.500%, 01/01/29	1,656

	Total North Dakota	6,463

	Ohio — 1.9%
	General Obligation — 0.5%
1,500	Lakota Local School District, Unlimited Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,784

	Housing — 0.5%
120	Cuyahoga County, Multi-Family Housing Mortgage, Carter Manor Apartments Project, Rev., AMT, GNMA, 4.000%, 09/20/14	121
15	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	15

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — Continued
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
140	Series A, Rev., AMT, FHA, GNMA COLL, 4.000%, 12/20/14	141
580	Series A, Rev., AMT, FHA, GNMA COLL, 4.350%, 12/20/19	595
1,020	Series A, Rev., AMT, FHA, GNMA COLL, 4.750%, 12/20/26	1,034

		1,906

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
30	Cleveland-Cuyahoga County Port Authority, Series B, Rev., 4.500%, 05/15/30	25
885	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	883
110	Cleveland-Cuyahoga County Port Authority, Council for Economic Opportunities Project, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16	110

		1,018

	Other Revenue — 0.7%
1,300	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	1,459
1,000	City of Columbus, Sewerage System, Series A, Rev., 5.000%, 06/01/23	1,145
70	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., 5.000%, 11/01/28	76

		2,680

	Total Ohio	7,388

	Oklahoma — 0.9%
	Housing — 0.9%
98	IDK Partners III Trust, Mortgage Pass-Through Certificates, Series A, Rev., 5.100%, 08/01/23 (i)	98
	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program,
1,400	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	1,430
470	Series A-2, Rev., AMT, GNMA, 5.700%, 04/01/36	476
1,280	Oklahoma Housing Finance Agency, Homeownership Loan Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,366

	Total Oklahoma	3,370

	Oregon — 1.9%
	General Obligation — 0.3%
1,000	City of Portland, River District Urban Renewal & Redevelopment, Tax Allocation, Series B, Rev., 5.000%, 06/15/18	1,144

	Housing — 0.9%
1,160	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,142
2,495	Oregon State Facilities Authority, Multi- Family Housing, Cascadian Terrace Apartments, Series A, Rev., VAR, LOC: Bank of the West, 5.100%, 11/01/17	2,501

		3,643

	Other Revenue — 0.7%
2,375	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	2,581

	Total Oregon	7,368

	Pennsylvania — 4.5%
	Education — 1.2%
4,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,617

	Housing — 0.1%
120	Allegheny County Residential Finance Authority, Single Family Mortgage, Series TT, Rev., AMT, GNMA/FNMA, 5.750%, 05/01/37	122

	Other Revenue — 2.2%
1,500	Allegheny County Airport Authority, Series A-1, Rev., AMT, 5.000%, 01/01/22	1,639
3,000	Pennsylvania Economic Development Financing Authority, People Energy Supply LLC Project, Series A, Rev., VAR, 3.000%, 09/01/15	3,084
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,266

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	1,295

		8,284

	Resource Recovery — 1.0%
3,925	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., AGM, 5.000%, 12/01/13	3,925

	Total Pennsylvania	16,948

	Rhode Island — 0.7%
	Other Revenue — 0.7%
2,600	Rhode Island Economic Development Corp., Series B, 5.000%, 07/01/22 (w)	2,835

	South Carolina — 2.0%
	General Obligation — 1.7%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	6,577

	Other Revenue — 0.3%
870	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	941

	Total South Carolina	7,518

	South Dakota — 0.4%
	Housing — 0.4%
1,295	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., AMT, 6.000%, 11/01/38	1,349

	Tennessee — 4.1%
	General Obligation — 0.5%
1,815	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., AMT, 3.750%, 01/01/25	1,840

	Housing — 1.1%
695	Tennessee Housing Development Agency, Home Ownership Program, Series 2007-1, Rev., AMT, 5.500%, 01/01/38	713
	Tennessee Housing Development Agency, Housing Finance Program,
1,680	Series A-1, Rev., 5.000%, 01/01/27	1,797
1,285	Series A-2, Rev., AMT, 4.200%, 07/01/25	1,323
500	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43 (w)	536

		4,369

	Transportation — 0.3%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,096

	Utility — 0.6%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,208

	Water & Sewer — 1.6%
5,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	5,963

	Total Tennessee	15,476

	Texas — 7.4%
	General Obligation — 2.2%
4,000	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	4,415
1,015	Texas Transportation Commission, Mobility Fund, GO, 5.000%, 04/01/30	1,100
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/25	2,802

		8,317

	Housing — 1.4%
1,305	Nortex Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Housing, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 07/01/38	1,367
355	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., AMT, 4.400%, 03/01/28	361
934	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.300%, 10/01/39	966
2,296	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/39	2,347
382	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	400

		5,441

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.8%
900	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	980
2,000	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 5.000%, 02/01/23	2,130

		3,110

	Other Revenue — 1.0%
1,535	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	1,658
2,000	Texas Transportation Commission, State Highway Improvement, First Tier, Rev., 5.000%, 04/01/26	2,243

		3,901

	Transportation — 0.5%
1,500	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,641

	Water & Sewer — 1.5%
5,000	Texas Water Development Board, State Revolving Fund, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,725

	Total Texas	28,135

	Utah — 1.3%
	Certificate of Participation/Lease — 0.3%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,107

	Education — 1.0%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE,
	5.250%, 04/01/23	3,834

	Housing — 0.0% (g)
30	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., AMT, FHA/VA MTGS, 5.350%, 07/01/18	30

	Total Utah	4,971

	Vermont — 0.2%
	Other Revenue — 0.2%
805	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	828

	Virginia — 0.9%
	Other Revenue — 0.6%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,361

	Transportation — 0.3%
1,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series C, Rev., 5.000%, 05/15/24	1,095

	Total Virginia	3,456

	Washington — 0.1%
	Other Revenue — 0.1%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	556

	West Virginia — 0.7%
	Other Revenue — 0.7%
2,690	West Virginia Economic Development Authority, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	2,856

	Wisconsin — 1.9%
	Education — 1.3%
5,000	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%,
	05/01/29 (i)	5,138

	Other Revenue — 0.6%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,211

	Total Wisconsin	7,349

	Total Municipal Bonds (Cost $359,645)	369,883

SHARES
Investment Company — 1.3%
389	Nuveen Premium Income Municipal Fund, Inc. (Cost $5,430)	4,785

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.3%
	Investment Company — 1.3%
4,897	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $4,897)	4,897

	Total Investments — 99.8% (Cost $369,972)	379,565
	Other Assets in Excess of Liabilities — 0.2%	804

	NET ASSETS — 100.0%	$380,369

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,918
Aggregate gross unrealized depreciation	(5,325)

Net unrealized appreciation/depreciation	$9,593

Federal income tax cost of investments	$369,972

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

Municipal Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Other Revenue	$—	$4,150	$—	$4,150
Alaska
General Obligation	—	2,191	—	2,191
Housing	—	879	—	879
Other Revenue	—	1,700	—	1,700

Total Alaska	—	4,770	—	4,770

Arizona
Certificate of Participation/Lease	—	3,021	—	3,021
Hospital	—	1,001	—	1,001
Housing	—	143	—	143
Water & Sewer	—	3,220	—	3,220

Total Arizona	—	7,385	—	7,385

Arkansas
Housing	—	387	—	387
Special Tax	—	281	—	281

Total Arkansas	—	668	—	668

California
General Obligation	—	3,836	—	3,836
Housing	—	2,293	—	2,293
Other Revenue	—	4,642	—	4,642

Total California	—	10,771	—	10,771

Colorado
Certificate of Participation/Lease	—	709	—	709
General Obligation	—	1,199	—	1,199
Hospital	—	2,520	—	2,520
Housing	—	1,644	—	1,644
Prerefunded	—	36	—	36

Total Colorado	—	6,108	—	6,108

Connecticut
Other Revenue	—	5,815	—	5,815
Delaware
Housing	—	1,526	—	1,526
District of Columbia

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$101	$—	$101
Other Revenue	—	2,941	—	2,941
Transportation	—	4,539	—	4,539

Total District of Columbia	—	7,581	—	7,581

Florida
Certificate of Participation/Lease	—	4,609	—	4,609
Education	—	2,880	—	2,880
Housing	—	6,858	—	6,858
Other Revenue	—	7,880	—	7,880
Utility	—	5,748	—	5,748
Water & Sewer	—	6,084	—	6,084

Total Florida	—	34,059	—	34,059

Georgia
Certificate of Participation/Lease	—	5,846	—	5,846
General Obligation	—	6,008	—	6,008
Housing	—	1,030	—	1,030
Other Revenue	—	1,437	—	1,437

Total Georgia	—	14,321	—	14,321

Hawaii
General Obligation	—	4,925	—	4,925
Idaho
Housing	—	461	—	461
Illinois
General Obligation	—	6,378	—	6,378
Housing	—	4,138	—	4,138
Other Revenue	—	3,609	—	3,609
Transportation	—	100	—	100

Total Illinois	—	14,225	—	14,225

Indiana
General Obligation	—	1,195	—	1,195
Hospital	—	2,179	—	2,179
Housing	—	382	—	382
Other Revenue	—	1,768	—	1,768
Water & Sewer	—	1,141	—	1,141

Total Indiana	—	6,665	—	6,665

Iowa
Housing	—	577	—	577
Kansas
Housing	—	824	—	824
Louisiana
Hospital	—	270	—	270
Housing	—	2,117	—	2,117
Other Revenue	—	3,738	—	3,738

Total Louisiana	—	6,125	—	6,125

Maine
Other Revenue	—	475	—	475
Maryland
Housing	—	749	—	749
Massachusetts
Education	—	3,273	—	3,273

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$12,149	$—	$12,149
Housing	—	5,124	—	5,124
Other Revenue	—	2,281	—	2,281
Water & Sewer	—	6,038	—	6,038

Total Massachusetts	—	28,865	—	28,865

Michigan
General Obligation	—	1,108	—	1,108
Hospital	—	2,546	—	2,546
Housing	—	2,065	—	2,065
Other Revenue	—	1,886	—	1,886
Water & Sewer	—	4,019	—	4,019

Total Michigan	—	11,624	—	11,624

Minnesota
Housing	—	5,460	—	5,460
Other Revenue	—	7,411	—	7,411

Total Minnesota	—	12,871	—	12,871

Mississippi
Housing	—	2,918	—	2,918
Other Revenue	—	1,555	—	1,555

Total Mississippi	—	4,473	—	4,473

Missouri
Housing	—	4,143	—	4,143
Transportation	—	2,331	—	2,331

Total Missouri	—	6,474	—	6,474

Montana
Housing	—	112	—	112
Nevada
General Obligation	—	1,397	—	1,397
Housing	—	213	—	213

Total Nevada	—	1,610	—	1,610

New Hampshire
Housing	—	1,114	—	1,114
Other Revenue	—	5,354	—	5,354

Total New Hampshire	—	6,468	—	6,468

New Jersey
General Obligation	—	1,504	—	1,504
Other Revenue	—	5,524	—	5,524
Transportation	—	2,363	—	2,363

Total New Jersey	—	9,391	—	9,391

New Mexico
Housing	—	3,064	—	3,064
New York
Certificate of Participation/Lease	—	1,100	—	1,100
Education	—	1,676	—	1,676
Housing	—	1,416	—	1,416
Other Revenue	—	12,632	—	12,632
Special Tax	—	2,290	—	2,290
Transportation	—	3,606	—	3,606

Total New York	—	22,720	—	22,720

North Carolina
Education	—	4,184	—	4,184

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$2,541	$—	$2,541
Other Revenue	—	2,553	—	2,553
Water & Sewer	—	3,887	—	3,887

Total North Carolina	—	13,165	—	13,165

North Dakota
General Obligation	—	1,217	—	1,217
Housing	—	1,525	—	1,525
Industrial Development
Revenue/Pollution Control
Revenue	—	2,065	—	2,065
Other Revenue	—	1,656	—	1,656

Total North Dakota	—	6,463	—	6,463

Ohio
General Obligation	—	1,784	—	1,784
Housing	—	1,906	—	1,906
Industrial Development
Revenue/Pollution Control
Revenue	—	1,018	—	1,018
Other Revenue	—	2,680	—	2,680

Total Ohio	—	7,388	—	7,388

Oklahoma
Housing	—	3,272	98	3,370
Oregon
General Obligation	—	1,144	—	1,144
Housing	—	3,643	—	3,643
Other Revenue	—	2,581	—	2,581

Total Oregon	—	7,368	—	7,368

Pennsylvania
Education	—	4,617	—	4,617
Housing	—	122	—	122
Other Revenue	—	8,284	—	8,284
Resource Recovery	—	3,925	—	3,925

Total Pennsylvania	—	16,948	—	16,948

Rhode Island
Other Revenue	—	2,835	—	2,835
South Carolina
General Obligation	—	6,577	—	6,577
Other Revenue	—	941	—	941

Total South Carolina	—	7,518	—	7,518

South Dakota
Housing	—	1,349	—	1,349
Tennessee
General Obligation	—	1,840	—	1,840
Housing	—	4,369	—	4,369
Transportation	—	1,096	—	1,096
Utility	—	2,208	—	2,208
Water & Sewer	—	5,963	—	5,963

Total Tennessee	—	15,476	—	15,476

Texas
General Obligation	—	8,317	—	8,317
Housing	—	5,441	—	5,441

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Industrial Development Revenue/Pollution Control Revenue	$—	$3,110	$—		$3,110
Other Revenue	—	3,901	—		3,901
Transportation	—	1,641	—		1,641
Water & Sewer	—	5,725	—		5,725

Total Texas	—	28,135	—		28,135

Utah
Certificate of Participation/Lease	—	1,107	—		1,107
Education	—	3,834	—		3,834
Housing	—	30	—		30

Total Utah	—	4,971	—		4,971

Vermont
Other Revenue	—	828	—		828
Virginia
Other Revenue	—	2,361	—		2,361
Transportation	—	1,095	—		1,095

Total Virginia	—	3,456	—		3,456

Washington
Other Revenue	—	556	—		556
West Virginia
Other Revenue	—	2,856	—		2,856
Wisconsin
Education	—	5,138	—		5,138
Other Revenue	—	2,211	—		2,211

Total Wisconsin	—	7,349	—		7,349

Total Municipal Bonds	—	369,785	98		369,883

Investment Company	4,785	—	—		4,785
Short-Term Investment
Investment Company	4,897	—	—		4,897

Total Investments in Securities	9,682	369,785	98	*	379,565

*	Level 3 securities are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $98,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 12.8%
	Florida — 1.3%
38,910	South Florida Water Management District, Series ROCS RR II R-12313, COP, VAR, AGM-CR-AMBAC, LIQ: Citibank N.A., 0.070%, 12/02/13 (e)	38,910

	Georgia — 0.5%
15,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VRDO, 0.070%, 12/02/13	15,000

	Iowa — 0.4%
11,000	City of Iowa, Act Inc., Rev., VRDO, 0.180%, 12/02/13	11,000

	Michigan — 1.6%
47,000	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.070%, 12/02/13	47,000

	New York — 4.2%
1,000	Long Island Power Authority, Electric System, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.110%, 12/02/13	1,000
85,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.070%, 12/02/13	85,000
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.090%, 12/02/13	36,900

		122,900

	North Carolina — 0.7%
19,635	Board of Governors of The University of North Carolina, Hospitals at Chapel Hill, Series B, Rev., VRDO, 0.070%, 12/02/13	19,635

	Ohio — 0.3%
420	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 12/02/13 (m)	420
2,230	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/02/13 (m)	2,230
640	County of Montgomery, Miami Valley Hospital, Series B, Rev., VRDO, 0.040%, 12/02/13	640
100	State of Ohio, Air Quality Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series C, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.050%, 12/02/13	100
	State of Ohio, Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project,
1,500	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.050%, 12/02/13	1,500
2,390	Series C, Rev., VRDO, LOC: UBS AG, 0.080%, 12/02/13	2,390

		7,280

	Tennessee — 2.0%
	Clarksville Public Building Authority,
8,700	Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/02/13	8,700
9,370	Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/02/13	9,370
38,790	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/02/13	38,790

		56,860

	Texas — 1.4%
12,000	Brazos River Authority, Pollution Control, TXU Electric Company Project, Series D-2, Rev., VRDO, AMT, LOC: Citibank N.A., 0.080%, 12/02/13	12,000
30,000	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Ltd. Project, Series A, Rev., VRDO, 0.200%, 12/02/13	30,000

		42,000

	Washington — 0.4%
12,450	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 12/02/13 (e)	12,450

	Total Daily Demand Notes (Cost $373,035)	373,035

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 15.1%
	California — 1.4%
41,250	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	41,657

	Georgia — 2.7%
78,000	County of Dekalb, GO, TAN, 2.000%, 12/31/13	78,108

	Kentucky — 0.5%
15,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Rev., BAN, 2.000%, 11/26/14	15,747

	New Jersey — 6.8%
	County of Essex, Township of Montclair,
1,450	GO, 1.250%, 12/13/13	1,450
10,542	GO, BAN, 1.250%, 12/13/13	10,544
12,804	County of Middlesex, City of New Brunswick, GO, BAN, 1.500%, 06/20/14	12,868
13,000	County of Monmouth, Township of Howell, GO, TAN, 1.250%, 04/24/14	13,030
10,885	County of Ocean, Township of Brick, Series B, GO, BAN, 1.500%, 09/26/14	10,971
130,000	State of New Jersey, Series 2014C, Rev., TRAN, 2.000%, 06/26/14	131,208
11,190	State of New Jersey, County of Salem, GO, BAN, 1.500%, 06/27/14	11,262
5,795	Township of Voorhees, County of Camden, Series A, GO, BAN, 1.500%, 03/31/14	5,815

		197,148

	New York — 1.4%
10,000	Counties of Steuben, Schuyler, & Chemung, Corning City School District, Series C, GO, BAN, 1.250%, 06/26/14	10,050
	County & City of Schenectady, City School District,
10,000	GO, RAN, 1.500%, 01/17/14	10,010
15,129	Series B, GO, BAN, 1.500%, 07/03/14	15,202
4,200	County of Nassau, Town of North Hempstead, GO, RAN, 1.250%, 05/20/14	4,217

		39,479

	Ohio — 1.1%
17,000	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	17,087
16,300	County of Montgomery, Dayton City School District, School Facilities Construction and Improvement, Series B, GO, 1.250%, 10/15/14	16,434

		33,521

	Virginia — 1.2%
	Virginia Housing Development Authority, MERLOTS,
2,630	Series B-16, Rev., VRDO, 0.240%, 12/18/13	2,630
19,995	Series B-18, Rev., VRDO, 0.240%, 12/18/13	19,995
12,750	Series C-42, Rev., VRDO, 0.240%, 12/18/13 (e)	12,750

		35,375

	Total Municipal Bonds (Cost $441,035)	441,035

Municipal Commercial Paper — 2.6% (n)
	California — 0.7%
20,000	California Statewide Communities Development Authority, Series 2008-C, 0.180%, 05/08/14 (m)	20,000

	Florida — 0.7%
22,000	Gainesville Utility Systems, 0.190%, 01/21/14 (m)	22,000

	Massachusetts — 1.2%
34,000	Massachusetts Water Resources Authority, 0.180%, 03/19/14 (m)	34,000

	Total Municipal Commercial Paper (Cost $76,000)	76,000

Weekly Demand Notes — 64.2%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Rev., VAR, BHAC-CR FSA, 0.080%, 12/09/13 (e) (m)	10,890

	Alaska — 0.6%
16,490	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-507, Rev., VRDO, FGIC, LIQ: Deutshe Bank AG, 0.100%, 12/09/13 (e)	16,490

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/09/13 (m)	15,000

	California — 3.7%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.320%, 12/09/13 (e)	17,900
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.080%, 12/09/13	15,000
31,410	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VAR, FHLMC, LIQ: FHLMC, 0.630%, 12/09/13	31,410
7,500	RIB Floater Trust, Various States, Series 8WX, Rev., VRDO, LIQ: Barclays Bank plc, 0.080%, 12/09/13 (e)	7,500
	Wells Fargo Stage Trust, Various States, Floater Certificates,
15,780	Series 15C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.110%, 12/09/13	15,780
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo & Company, 0.080%, 12/09/13 (e)	19,750

		107,340

	Colorado — 3.1%
	City & County of Denver, Airport Sytem,
6,700	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.090%, 12/09/13	6,700
12,000	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.090%, 12/09/13	12,000
	Deutsche Bank Spears/Lifers Trust, Various States,
19,905	Series DBE-510, Rev., VRDO, NATL- RE, LIQ: Deutshe Bank AG, 0.100%, 12/09/13 (e)	19,905
21,175	Series DBE-647, Rev., VRDO, NATL- RE, LIQ: Deutshe Bank AG, 0.100%, 12/09/13 (e)	21,175
13,300	Series DBE-1129, Rev., VRDO, LIQ: Deutshe Bank AG, 0.120%, 12/09/13 (e) (w)	13,300
17,600	RBC Municipal Products, Inc. Trust, Various States, Floater Certificates, Series C-11, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.100%, 12/09/13	17,600

		90,680

	Connecticut — 2.1%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
14,200	Series D, Rev., VRDO, AMT, 0.060%, 12/09/13	14,200
45,805	Series D, Subseries D-3, Rev., VRDO, AMT, 0.080%, 12/09/13	45,805

		60,005

	Delaware — 1.2%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.050%, 12/09/13	32,080
2,035	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, 0.360%, 12/09/13 (e)	2,035

		34,115

	District of Columbia — 0.9%
25,960	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutshe Bank AG, 0.100%, 12/09/13 (e)	25,960

	Florida — 3.8%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 12/09/13	17,800
24,898	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-459, Rev., VRDO, AGM, LIQ: Deutshe Bank AG, 0.100%, 12/09/13 (e)	24,898
15,460	Florida Housing Finance Corp., Multi- Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.090%, 12/09/13	15,460
13,460	Orlando Utilities Commission, Utilities System, Series A, Rev., VRDO, 0.160%, 12/09/13 (i)	13,460
11,270	Sumter County IDA, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 12/09/13	11,270

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Florida — Continued
27,820	Wells Fargo Stage Trust, Various States, Floater Certificates, Series 39Z, Rev., VAR, LIQ: Wells Fargo & Company, 0.060%, 12/09/13 (e)	27,820

		110,708

	Georgia — 2.2%
15,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.120%, 12/09/13 (m)	15,000
30,500	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.050%, 12/09/13	30,500
11,345	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, LIQ: Societe Generale, 0.070%, 12/09/13 (e)	11,345
8,045	Lehman Municipal Trust Receipts, Various States, Floater Certificates, Series 06- K72-REG D, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.110%, 12/09/13	8,045

		64,890

	Illinois — 5.7%
7,300	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, 0.200%, 12/09/13	7,300
	Deutsche Bank Spears/Lifers Trust, Various States,
14,462	Series DBE-660, Rev., VAR, NATL-RE, LIQ: Deutshe Bank AG, 0.180%, 12/09/13 (e)	14,462
31,420	Series DBE-1017, Rev., VRDO, LIQ: Deutshe Bank AG, 0.100%, 12/09/13 (e)	31,420
87,465	Illinois State Toll Highway Authority, Series A-1B, Rev., VRDO, AGM, 0.110%, 12/09/13	87,465
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/09/13	4,100
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.220%, 12/09/13 (e)	17,995
4,000	Regional Transportation Authority, Series SGC-45, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, LIQ: Societe Generale, 0.070%, 12/09/13 (e)	4,000

		166,742

	Kentucky — 0.0% (g)
300	Kenton County Airport Board, Special Facilities, Flight Safety International, Inc. Project, Series A, Rev., VRDO, 0.050%, 12/09/13	300

	Louisiana — 0.2%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.200%, 12/09/13 (m)	4,600

	Maine — 1.0%
	Maine State Housing Authority,
10,300	Series D-3, Rev., VRDO, AMT, 0.100%, 12/09/13	10,300
17,485	Series G, Rev., VRDO, AMT, 0.100%, 12/09/13	17,485

		27,785

	Maryland — 0.8%
7,925	Austin Trust, Various States, Series 2007- 1023, Rev., VRDO, LIQ: Bank of America N.A., 0.150%, 12/09/13 (e) (m)	7,925
15,430	Wells Fargo Stage Trust, Various States, Floater Certificates, Series 32C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.110%, 12/09/13 (e)	15,430

		23,355

	Massachusetts — 1.8%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.140%, 12/09/13 (i)	16,050
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LOC: Societe Generale, LIQ: Societe Generale, 0.070%, 12/09/13 (e)	11,165
	University of Massachusetts Building Authority, Commonwealth Guaranteed,
14,300	Series 2011-2, Rev., VRDO, 0.140%, 12/09/13 (i)	14,300
10,000	Series A, Rev., VRDO, 0.060%, 12/09/13	10,000

		51,515

	Michigan — 5.1%
	Detroit City School District,
7,575	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.150%, 12/09/13 (e)	7,575

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
9,800	Series 3308, GO, VRDO, AGM, Q- SBLF, LIQ: Credit Suisse, 0.150%, 12/09/13 (e)	9,800
5,815	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.200%, 12/09/13 (e)	5,815
30,280	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VAR, AGM, Q-SBLF, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.200%, 12/09/13 (e)	30,280
145	Michigan Higher Education Facilities Authority, Thomas M. Cooley Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/09/13	145
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group,
8,650	Series F-7, Rev., VRDO, 0.110%, 12/09/13 (i)	8,650
2,000	Series F-71, Rev., VRDO, 0.110%, 12/09/13 (i)	2,000
6,735	Michigan State Housing Development Authority, Rental Housing, Series C-, Rev., VRDO, AMT, 0.060%, 12/09/13	6,735
	Michigan State Housing Development Authority, Single-Family Mortgage,
14,485	Series D-1, Rev., VRDO, AMT, 0.070%, 12/09/13	14,485
4,000	Series E, Rev., VRDO, AMT, 0.060%, 12/09/13	4,000
	RBC Municipal Products, Inc. Trust, Various States, Floater Certificates,
20,580	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.090%, 12/09/13	20,580
18,750	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.090%, 12/09/13	18,750
20,000	Series L-30, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.090%, 12/09/13	20,000

		148,815

	Minnesota — 0.1%
2,805	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.110%, 12/09/13 (e)	2,805

	New Jersey — 0.5%
6,550	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/09/13	6,550
9,275	Puttable Floating Option Tax-Exempt Receipts, Series MT-837, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 12/09/13 (e)	9,275

		15,825

	New York — 3.1%
10,000	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-1200, Rev., VRDO, LIQ: Deutshe Bank AG, 0.100%, 12/09/13 (e)	10,000
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related- Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden- Wuerttemberg, 0.120%, 12/09/13	20,000
21,000	New York City Housing Development Corp., Multi-Family Mortgage, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 0.060%, 12/09/13	21,000
4,189	New York Convention Center Development Corp., Series 2364, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.070%, 12/09/13 (e)	4,189
12,950	New York State Housing Finance Agency, 80 Dekalb Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.070%, 12/09/13	12,950
22,400	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.060%, 12/09/13	22,400

		90,539

	North Carolina — 2.3%
11,420	City of Raleigh, Rev., VRDO, 0.150%, 12/09/13 (i)	11,420
6,935	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/09/13	6,935
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 12/09/13 (e)	5,000
21,600	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.110%, 12/09/13 (e)	21,600
12,000	North Carolina Medical Care Commission, Cone Health, Series B, Rev., VRDO, 0.170%, 12/09/13 (i)	12,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	North Carolina — Continued
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.110%, 12/09/13	9,800

		66,755

	North Dakota — 0.3%
9,200	State of North Dakota, Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Rev., VRDO, 0.100%, 12/09/13	9,200

	Ohio — 4.2%
620	City of Monroe, Corridor 75 Park Ltd. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 12/09/13	620
740	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/09/13	740
8,850	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.090%, 12/09/13	8,850
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
900	Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.050%, 12/09/13	900
37,400	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.080%, 12/09/13	37,400
45,105	Series I, Rev., VRDO, AMT, 0.090%, 12/09/13	45,105
110	Series J, Rev., VRDO, AMT, 0.060%, 12/09/13	110
25,560	Puttable Floating Option Tax-Exempt Receipts, Series MT-808, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.290%, 12/09/13 (e)	25,560
1,950	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International Inc. Obligor, Series 1998-1, Rev., VRDO, 0.050%, 12/09/13	1,950
1,230	Wells Fargo Stage Trust, Various States, Floater Certificates, Series 56C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.080%, 12/09/13 (e)	1,230

		122,465

	Other Territories — 1.3%
14,475	Eagle Tax-Exempt Trust, Series 2008- 0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.100%, 12/09/13 (e)	14,475
23,080	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.630%, 12/09/13	23,080

		37,555

	Pennsylvania — 2.1%
13,145	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders Trust Co., 0.100%, 12/09/13 (m)	13,145
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.060%, 12/09/13 (e)	14,165
33,840	St. Mary Hospital Authority, Catholic Health Initiatives, Rev., VRDO, 0.100%, 12/09/13	33,840

		61,150

	South Carolina — 0.2%
5,700	County of Cherokee, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/09/13	5,700

	South Dakota — 0.6%
18,700	South Dakota Housing Development Authority, Series G, Rev., VRDO, 0.060%, 12/09/13	18,700

	Tennessee — 3.9%
7,800	Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.100%, 12/09/13	7,800
84,350	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.050%, 12/09/13	84,350
9,000	Jackson City Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.120%, 12/09/13	9,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Tennessee — Continued
11,260	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.070%, 12/09/13	11,260

		112,410

	Texas — 4.9%
5,200	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev., VRDO, 0.200%, 12/09/13	5,200
15,000	City of San Antonio, Texas Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 12/09/13	15,000
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.080%, 12/09/13	13,695
	Deutsche Bank Spears/Lifers Trust, Various States,
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutshe Bank AG, 0.100%, 12/09/13 (e)	37,780
11,250	Series DBE-1182, Rev., VRDO, LIQ: Deutshe Bank AG, 0.120%, 12/09/13 (e)	11,250
13,830	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, AMT, LOC: Citibank N.A., 0.070%, 12/09/13	13,830
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VRDO, LIQ: Citibank N.A., 0.080%, 12/09/13 (e)	10,950
11,630	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, LIQ: FHLMC, 0.110%, 12/09/13	11,630
12,500	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care System Project, Series B, Rev., VAR, 0.180%, 12/09/13 (i)	12,500
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.070%, 12/09/13	12,000

		143,835

	Utah — 0.2%
6,140	Utah Housing Corp., Single-Family Mortgage, Series D-1, Class I, Rev., VRDO, 0.070%, 12/09/13	6,140

	Virginia — 3.5%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
48,213	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 12/09/13	48,213
17,470	Series M023, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 12/09/13	17,470
17,720	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 12/09/13	17,720
	Norfolk City EDA, Hospital Facilities, Sentra Healthcare,
10,800	Series B, Rev., VRDO, 0.170%, 12/09/13 (i)	10,800
9,165	Series C, Rev., VRDO, 0.170%, 12/09/13 (i)	9,165

		103,368

	Washington — 1.0%
20,000	Washington Health Care Facilities Authority, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.200%, 12/09/13 (i)	20,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 12/09/13	9,985

		29,985

	Wisconsin — 2.9%
16,795	Wells Fargo Stage Trust, Various States, Floater Certificates, Series 2C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.110%, 12/09/13 (e)	16,795
	Wisconsin Housing & EDA, Home Ownership,
34,345	Series A, Rev., VRDO, 0.080%, 12/09/13	34,345
12,075	Series C, Rev., VRDO, 0.410%, 12/09/13	12,075
13,180	Series C, Rev., VRDO, 0.410%, 12/09/13	13,180

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Wisconsin — Continued
9,415	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 12/09/13	9,415

		85,810

	Total Weekly Demand Notes (Cost $1,871,432)	1,871,432

SHARES
Variable Rate Demand Preferred Shares — 9.7%
35,400	BlackRock MuniHoldings New Jersey Quality Fund, Inc., 0.270%, 12/09/13 # (e)	35,400
27,500	BlackRock MuniHoldings New York Quality Fund, Inc., 0.270%, 12/09/13 #	27,500
42,500	BlackRock MuniYield Fund, Inc., 0.270%, 12/09/13 # (e)	42,500
15,000	BlackRock MuniYield Quality Fund, Inc., 0.150%, 12/09/13 # (e)	15,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., 0.130%, 12/09/13 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., 0.120%, 12/09/13 # (e)	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., 0.140%, 12/09/13 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., 0.180%, 12/09/13 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., 0.130%, 12/09/13 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 12/09/13 # (e)	8,600
5,500	Nuveen Ohio Quality Income Municipal Fund, 0.140%, 12/09/13 # (e)	5,500
19,000	Nuveen Pennsylvania Premium Income Municipal Fund II, Inc., 0.150%, 12/09/13 # (e)	19,000
22,000	Nuveen Premier Insured Municipal Income Fund, Inc., 0.130%, 12/09/13 # (e)	22,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., 0.150%, 12/09/13 # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $281,300)	281,300

	Total Investments — 104.4% (Cost $3,042,802)*	3,042,802
	Liabilities in Excess of Other Assets — (4.4)%	(129,145)

	NET ASSETS — 100.0%	$2,913,657

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2013.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,042,802	$—	$3,042,802

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 99.3% (t)
	California — 0.6%
	General Obligation — 0.6%
1,500	Napa Valley Community College District, Napa & Sonoma Counties, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	1,175

	Colorado — 2.7%
	Prerefunded — 2.7%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,346
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,794

	Total Colorado	5,140

	Florida — 0.6%
	Transportation — 0.6%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,072

	Hawaii — 0.8%
	Water & Sewer — 0.8%
1,500	Honolulu City & County Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/19	1,628

	Illinois — 2.0%
	General Obligation — 1.1%
2,000	Chicago Park District, Unlimited Tax, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,101

	Water & Sewer — 0.9%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,665

	Total Illinois	3,766

	Kansas — 1.2%
	Prerefunded — 1.2%
1,000	Kansas City, Single Family Mortgage, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	998
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,376

	Total Kansas	2,374

	Louisiana — 0.8%
	Prerefunded — 0.8%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,623

	New York — 0.5%
	General Obligation — 0.5%
985	City of New York, Unrefunded Balance, Series E, GO, AGM, 5.000%, 11/01/17	1,026

	Ohio — 87.4%
	Certificate of Participation/Lease — 5.1%
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects, Series A, Rev., 5.000%, 10/01/24	1,998
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.000%, 10/01/22	1,929
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	2,091
2,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	2,352
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,444

		9,814

	Education — 3.2%
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,949
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/23	2,403
1,500	University of Cincinnati, General Receipts, Series G, Rev., NATL-RE, 5.000%, 06/01/18	1,712

		6,064

	General Obligation — 34.4%
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, Unlimited Tax, GO, 5.000%, 12/01/23	1,716

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
1,170	GO, 5.000%, 12/01/26	1,309
1,610	GO, 5.000%, 12/01/29	1,761
2,000	City of Akron, Various Purpose, Series A, GO, 5.000%, 12/01/16	2,251
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,127
1,000	Series B, GO, 5.000%, 12/01/25	1,110
1,020	City of Cincinnati, Unlimited Tax, Urban Redevelopment Improvement, Series D, GO, 5.000%, 12/01/26	1,141
1,500	City of Cincinnati, Unlimited Tax, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,695
	City of Cleveland, Various Purpose,
1,240	GO, 5.000%, 12/01/26	1,360
2,200	Series A, GO, AGC, 5.000%, 12/01/22	2,469
143	City of Columbus, Clintonville II Street Light Assessment, Private Placement, GO, 4.400%, 09/01/15	145
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.000%, 08/15/28	1,680
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 07/01/25	1,700
1,255	City of Dayton, Limited Tax, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,351
	City of Strongsville, Limited Tax, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,099
1,000	GO, 5.000%, 12/01/25	1,091
2,500	County of Butler, Lakota Local School District, Unlimited Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	2,979
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,191
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,550
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,120
	County of Lake, Building Improvement, Limited Tax,
1,010	GO, NATL-RE, 5.000%, 12/01/21 (p)	1,081
1,060	GO, NATL-RE, 5.000%, 12/01/22 (p)	1,135
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, Unlimited Tax, GO, 5.000%, 12/01/22	1,593
2,000	Delaware & Franklin Counties, Olentangy Local School District, Various Purpose, Unlimited Tax, GO, AGM, 5.000%, 06/01/16 (p)	2,226
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, Unlimited Tax, GO, 5.000%, 12/01/25	1,107
1,775	Franklin County, Columbus City School District, Capital Appreciation, School Facilities Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,601
1,000	Franklin County, Columbus City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,142
1,000	Franklin, Delaware & Union Counties, Dublin City School District, Capital Appreciation, Unlimited Tax, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	988
	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, Unlimited Tax,
1,000	GO, 5.000%, 12/01/24	1,160
1,000	GO, NATL-RE, 5.000%, 06/01/16 (p)	1,113
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,316
1,260	Licking & Fairfield Counties, Southwest Licking Local School District, School Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,299
1,430	Marysville Exempt Village School District, School Improvement, Unlimited Taxes, GO, AGM, 5.000%, 12/01/21	1,553
1,400	Stark & Portage Counties, Lake Local School District, School Improvement, GO, AGM, 5.000%, 12/01/19	1,493
	State of Ohio, Common Schools,
1,000	Series A, GO, 5.000%, 09/15/23	1,190
1,500	Series B, GO, 5.000%, 09/15/26	1,672

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,050
1,750	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 09/01/23	2,011
1,380	Sylvania City School District, School Improvement, Unlimited Tax, GO, AGC, 5.000%, 12/01/23	1,534
1,000	Toledo City School District, School Facilities Improvement, Unlimited Tax, GO, 5.000%, 12/01/23	1,133
1,120	Warren County, Lebanon City School District, School Facilities Construction & Improvement, GO, AGM, 5.000%, 12/01/21	1,194
1,905	Westlake City School District, Capital Appreciation, School Improvement, Unlimited Tax, Series B, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,879

		66,315

	Hospital — 4.2%
2,500	County of Richland, Hospital Facilities, Medcentral Health System Obligated Group, Rev., 5.125%, 11/15/21	2,631
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,094
1,500	Series B, Rev., 5.000%, 01/01/25	1,602
	State of Ohio, University Hospital Health System, Inc.,
550	Series A, Rev., 5.000%, 01/15/24	583
1,000	Series A, Rev., 5.250%, 01/15/23	1,081

		7,991

	Housing — 4.0%
230	County of Cuyahoga, Multi-Family Housing Mortgage, Clifton Plaza Apartments Project, Rev., GNMA COLL, 4.150%, 06/20/15 (p)	237
765	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	801
225	County of Montgomery, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	230
370	County of Trumbull, Multi-Family Housing, Royal Mall Apartments Project, Series A, Rev., FHA/GNMA, 4.800%, 05/20/17	386
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,110
500	Series A, Rev., AGM, 5.000%, 04/01/27	536
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,455
285	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	288
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program,
375	Series A, Rev., AMT, GNMA COLL, LIQ: Citibank N.A., 4.300%, 03/01/16	389
225	Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	228
860	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	893
1,135	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	1,167

		7,720

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
490	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	489

	Other Revenue — 17.1%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,609
	City of Cleveland, Parking Facilities,
680	Rev., AGM, 5.000%, 09/15/14	701
320	Rev., AGM, 5.000%, 09/15/14 (p)	332
930	Rev., AGM, 5.250%, 09/15/21	1,062
440	Rev., AGM, 5.250%, 09/15/21 (p)	535
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,104
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,412
1,000	County of Franklin, Hospital Facilities, OhioHealth Corp., Rev., 5.000%, 05/15/27	1,073
1,000	County of Hamilton, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,119

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,390
1,000	Franklin County, Convention Facilities Authority, Rev., 5.000%, 12/01/22	1,125
300	Miami University, General Receipts, Rev., 5.000%, 09/01/19	351
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,000	Series B, Rev., 5.000%, 10/01/23	1,104
1,220	Series B, Rev., 5.000%, 10/01/24	1,338
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	2,332
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	102
85	Series D, Rev., 5.000%, 12/01/27 (p)	102
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	553
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,232
1,915	Series D, Rev., 5.000%, 12/01/27	2,209
75	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/18	77
	RiverSouth Authority, RiverSouth Area Redevelopment,
2,550	Series A, Rev., 5.000%, 12/01/17	2,772
1,235	Series A, Rev., 5.000%, 12/01/21	1,413
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,142
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.000%, 01/15/20	1,685
1,000	Series A, Rev., 5.000%, 01/15/28 (w)	1,027
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,074

		32,975

	Prerefunded — 1.3%
115	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 06/01/22 (p)	138
1,015	City of Cleveland, Various Purpose, GO, AMBAC, 5.250%, 12/01/14 (p)	1,066
145	County of Hamilton, GO, 5.000%, 06/01/15 (p)	155
1,000	Franklin County, Columbus City School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	1,051

		2,410

	Special Tax — 1.5%
2,500	State of Ohio, Revitalization Project, Series A, Rev., 5.000%, 04/01/18 (p)	2,921

	Transportation — 7.1%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,282
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,598
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,086
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,633
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,178
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,213
1,185	Series A, Rev., 5.000%, 02/15/23	1,296
1,250	State of Ohio, Major New State Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,428

		13,714

	Utility — 3.0%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/24	1,075
	City of Cleveland, Public Power System,
1,280	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,392
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20	1,099
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,089
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,125

		5,780

	Water & Sewer — 6.2%
1,000	City of Akron, Waterworks System, Rev., AGC, 5.000%, 03/01/18	1,149
	City of Cincinnati, Water System,
1,500	Series A, Rev., 5.000%, 12/01/18	1,688

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer –– Continued
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,127
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,359
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Pollution Control Fund, Water Quality, Series B, Rev., Zero Coupon, 06/01/17	1,930
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,268
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,445

		11,966

	Total Ohio	168,159

	Texas — 2.7%
	General Obligation — 1.4%
1,000	Bexar County, Northside Independent School District, Unlimited Tax, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,109
1,500	Texas State Transportation Commission, Mobility Fund, GO, 5.000%, 04/01/19	1,656

		2,765

	Prerefunded — 1.3%
2,500	Southeast Texas Housing Finance Corp., Single Family Mortgage, Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,395

	Total Texas	5,160

	Total Municipal Bonds (Cost $180,447)	191,123

SHARES
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
53	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $53)	53

	Total Investments — 99.3% (Cost $180,500)	191,176
	Other Assets in Excess of Liabilities — 0.7%	1,332

	NET ASSETS — 100.0%	$192,508

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LIQ	—	Liquidity Agreement
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,636
Aggregate gross unrealized depreciation	(960)

Net unrealized appreciation/depreciation	$10,676

Federal income tax cost of investments	$180,500

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$53	$191,123	$—	$191,176

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 17.2%
	Ohio — 17.2%
2,335	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/02/13 (m)	2,335
	County of Montgomery, Miami Valley Hospital,
1,650	Series B, Rev., VRDO, 0.040%, 12/02/13	1,650
100	Series C, Rev., VRDO, 0.050%, 12/02/13	100
2,055	State of Ohio, Air Quality Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project, Series C, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.050%, 12/02/13	2,055
885	State of Ohio, Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series C, Rev., VRDO, LOC: UBS A.G., 0.080%, 12/02/13	885
2,700	State of Ohio, Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project, Series C, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.050%, 12/02/13	2,700

	Total Daily Demand Notes (Cost $9,725)	9,725

Municipal Bonds — 7.9%
	Ohio — 7.9%
1,830	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	1,839
1,450	County of Montgomery, Dayton City School District, School Facilities Construction and Improvement, Series B, GO, 1.250%, 10/15/14	1,462
175	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 3.000%, 06/01/14	177
1,000	Union Township (Clermont County), Various Purpose, GO, BAN, 1.500%, 09/10/14	1,008

	Total Municipal Bonds (Cost $4,486)	4,486

Weekly Demand Notes — 72.2%
	Delaware — 1.3%
745	Delaware State Housing Authority, MERLOTS, Series C103, Rev., VRDO, 0.360%, 12/09/13	745

	Ohio — 70.9%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 12/09/13	2,785
595	Columbus Regional Airport Authority, Capital Funding, OASBO Expaned Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/09/13	595
1,535	Columbus Regional Airport Authority, Capital Funding, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/09/13	1,535
1,300	County of Cuyahoga, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.270%, 12/09/13	1,300
1,300	County of Franklin, CHE Trinity Health Credit Group, Rev., VRDO, 0.120%, 12/09/13 (i)	1,300
2,700	County of Franklin, Hospital Facilities, OhioHealth Corp., Series B, Rev., VRDO, 0.060%, 12/09/13	2,700
1,000	County of Franklin, Hospital Facilities, U.S. Health Corp. of Columbus, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/09/13	1,000
4,810	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/09/13	4,810
1,925	County of Hamilton, Economic Development, Boys/Girls Clubs of Greater Cincinnati, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.080%, 12/09/13	1,925
675	County of Hancock, Multi-Family Housing, Pedcor Investments - Crystal Glen Apartments Project, Series B, Rev., VRDO, LOC: FHLB, 0.070%, 12/09/13	675
2,750	County of Montgomery, Multi-Family Housing, Cambridge Commons Apartments Project, Series A, Rev., VRDO, LOC: FHLB, 0.070%, 12/09/13	2,750
470	County of Montgomery, Multi-Family Housing, Pedcor Investments, Lyons Gate Project, Series B, Rev., VRDO, LOC: FHLB, 0.210%, 12/09/13	470
1,913	County of Wood, Industrial Development, Reclamation Technologies, Rev., VRDO, LOC: PNC Bank N.A., 0.140%, 12/09/13	1,913

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
	Deutsche Bank Spears/Lifers Trust Various States,
310	Series DB-289, GO, VAR, AGM, LIQ: Deutsche Bank A.G., 0.110%, 12/09/13	310
4,500	Series DB-488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.080%, 12/09/13	4,500
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
3,600	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.080%, 12/09/13	3,600
1,790	Series J, Rev., VRDO, AMT, 0.060%, 12/09/13	1,790
1,000	State of Ohio, Air Quality Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series 2009-B, Rev., VRDO, LOC: UBS A.G., 0.050%, 12/09/13	1,000
600	State of Ohio, Water Development Authority, Water Development, The Timken Company Project, Rev., VRDO, LOC: Northern Trust Company, 0.050%, 12/09/13	600
2,400	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International Inc. Obligor, Series 1, Rev., VRDO, 0.050%, 12/09/13	2,400
2,155	Wells Fargo Stage Trust, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.080%, 12/09/13 (e)	2,155

		40,113

	Total Weekly Demand Notes (Cost $40,858)	40,858

SHARES
Variable Rate Demand Preferred Shares — 2.7%
1,500	Nuveen Ohio Quality Income Municipal Fund, Rev., VRDO, 0.140%, 12/09/13 # (e) (Cost $1,500)	1,500

	Total Investments — 100.0% (Cost $56,569)*	56,569
	Other Assets in Excess of Liabilities — 0.0% (g)	18

	NET ASSETS — 100.0%	$56,587

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2013.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$56,569	$—	$56,569

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.7%
13,217	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.966%, 12/27/22 (e)	13,337
5,863	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.346%, 04/25/36	5,664
	Ally Auto Receivables Trust,
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	11,889
4,942	Series 2010-3, Class A4, 1.550%, 08/17/15	4,957
1,811	Series 2010-4, Class A4, 1.350%, 12/15/15	1,817
3,882	Series 2010-5, Class A4, 1.750%, 03/15/16	3,904
447	Series 2011-3, Class A3, 0.970%, 08/17/15	448
1,580	Series 2011-4, Class A4, 1.140%, 06/15/16	1,591
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,357
2,929	Series 2012-2, Class A3, 0.740%, 04/15/16	2,935
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,805
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,053
1,671	Series 2012-4, Class A4, 0.800%, 10/16/17	1,672
4,950	Series 2012-5, Class A3, 0.620%, 03/15/17	4,956
	American Credit Acceptance Receivables Trust,
548	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	549
7,423	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	7,451
3,342	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	3,341
3,972	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	3,969
3,599	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	3,601
	AmeriCredit Automobile Receivables Trust,
2,329	Series 2010-A, Class A3, 3.510%, 07/06/17	2,359
918	Series 2010-B, Class A3, 2.490%, 11/06/17	930
174	Series 2011-1, Class A3, 1.390%, 09/08/15	174
1,073	Series 2011-3, Class A3, 1.170%, 01/08/16	1,074
5,437	Series 2011-4, Class A3, 1.170%, 05/09/16	5,446
13,077	Series 2011-5, Class A3, 1.550%, 07/08/16	13,122
397	Series 2012-1, Class A2, 0.910%, 10/08/15	397
2,277	Series 2012-1, Class A3, 1.230%, 09/08/16	2,284
3,073	Series 2012-2, Class A3, 1.050%, 10/11/16	3,084
11,405	Series 2012-3, Class A3, 0.960%, 01/09/17	11,447
2,074	Series 2012-4, Class A3, 0.670%, 06/08/17	2,074
4,772	Series 2013-2, Class A2, 0.530%, 11/08/16	4,771
11,850	Series 2013-4, Class A2, 0.740%, 11/08/16	11,865
56	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.291%, 08/25/32	47
6,749	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	6,744
2,587	Axis Equipment Finance Receivables LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	2,586
	Bank of America Auto Trust,
1,204	Series 2010-2, Class A4, 1.940%, 06/15/17	1,204
3,599	Series 2012-1, Class A3, 0.780%, 06/15/16	3,608
6,224	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	6,266
	Bear Stearns Asset-Backed Securities Trust,
569	Series 2003-SD2, Class 2A, VAR, 2.786%, 06/25/43	573
592	Series 2006-SD1, Class A, VAR, 0.536%, 04/25/36	565
2,544	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	2,546
2,511	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,489
17,000	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,256

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
6,731	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	6,725
	Capital Auto Receivables Asset Trust,
5,000	Series 2013-3, Class A2, 1.040%, 11/21/16	5,013
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,121
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, 0.960%, 09/16/19	3,441
	Carfinance Capital Auto Trust,
1,919	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	1,915
1,223	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	1,224
	CarMax Auto Owner Trust,
1,850	Series 2010-1, Class A4, 2.400%, 04/15/15	1,856
25,446	Series 2010-3, Class A4, 1.410%, 02/16/16	25,605
497	Series 2011-1, Class A3, 1.290%, 09/15/15	498
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,025
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,754
8,681	Series 2012-1, Class A3, 0.890%, 09/15/16	8,707
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,124
4,117	Series 2012-3, Class A3, 0.520%, 07/17/17	4,117
5,161	Series 2013-1, Class A3, 0.600%, 10/16/17	5,164
1,804	Series 2013-4, Class A3, 0.800%, 07/16/18	1,806
4,248	CarNow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	4,246
4,592	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,757
	CNH Equipment Trust,
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,614
6,136	Series 2012-A, Class A3, 0.940%, 05/15/17	6,154
2,729	Series 2012-B, Class A3, 0.860%, 09/15/17	2,738
3,394	Series 2012-C, Class A3, 0.570%, 12/15/17	3,396
3,425	Series 2013-C, Class A3, 1.020%, 08/15/18	3,448
10,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	9,756
	Countrywide Asset-Backed Certificates,
1,581	Series 2004-6, Class M1, VAR, 0.766%, 10/25/34	1,475
1,200	Series 2005-6, Class M1, VAR, 0.656%, 12/25/35	1,193
	CPS Auto Receivables Trust,
2,217	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	2,254
9,284	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	9,400
1,866	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,862
2,864	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,863
	CPS Auto Trust,
3,374	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	3,395
4,752	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	4,761
	Credit Acceptance Auto Loan Trust,
3,636	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	3,665
4,537	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	4,554
99	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	109
689	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.476%, 11/25/35	682
1,271	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	1,271
	Exeter Automobile Receivables Trust,
3,076	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	3,082
2,636	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	2,643
10,192	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	10,228
17	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	19
6,558	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	6,587

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Flagship Credit Auto Trust,
3,361	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	3,357
8,993	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	8,986
	Ford Credit Auto Owner Trust,
1,021	Series 2011-B, Class A3, 0.840%, 06/15/15	1,022
5,056	Series 2012-A, Class A3, 0.840%, 08/15/16	5,068
1,898	Series 2013-A, Class A3, 0.550%, 07/15/17	1,899
8,098	Series 2013-C, Class A3, 0.820%, 12/15/17	8,138
15,295	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.800%, 11/15/17	15,756
4,227	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	4,226
89	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.246%, 03/25/36	49
1,209	Harley-Davidson Motorcycle Trust, Series 2011-1, Class A3, 0.960%, 05/16/16	1,211
14,078	HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,171
7	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	7
	Honda Auto Receivables Owner Trust,
3,861	Series 2012-1, Class A3, 0.770%, 01/15/16	3,871
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,767
5,265	Series 2012-2, Class A3, 0.700%, 02/16/16	5,278
	HSBC Home Equity Loan Trust USA,
5,263	Series 2006-1, Class A1, VAR, 0.328%, 01/20/36	5,121
5,493	Series 2006-2, Class A1, VAR, 0.318%, 03/20/36	5,369
4,313	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	4,326
2,286	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	2,298
5,386	Series 2007-3, Class APT, VAR, 1.368%, 11/20/36	5,349
	Huntington Auto Trust,
8,386	Series 2012-1, Class A3, 0.810%, 09/15/16	8,410
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,876
17,111	Series 2012-2, Class A3, 0.510%, 04/17/17	17,084
	Hyundai Auto Receivables Trust,
66	Series 2010-B, Class A3, 0.970%, 04/15/15	66
24,640	Series 2010-B, Class A4, 1.630%, 03/15/17	24,887
100	Series 2011-A, Class A3, 1.160%, 04/15/15	100
405	Series 2011-B, Class A3, 1.040%, 09/15/15	405
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,436
5,436	Series 2012-A, Class A4, 0.950%, 12/15/16	5,473
6,440	Series 2012-B, Class A3, 0.620%, 09/15/16	6,451
4,800	Series 2012-B, Class A4, 0.810%, 03/15/18	4,824
8,462	Series 2013-A, Class A3, 0.560%, 07/17/17	8,470
8,000	Series 2013-A, Class A4, 0.750%, 09/17/18	7,982
	John Deere Owner Trust,
5,788	Series 2012-A, Class A3, 0.750%, 03/15/16	5,797
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,922
	LV Tower 52 Issuer LLC,
9,166	Series 2013-1, Class A, 5.500%, 06/15/18 (i)	9,165
14,441	Series 2013-1, Class M, 7.500%, 06/15/18 (i)	14,441
4,072	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	4,064
4,785	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	4,802
965	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,045
503	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.416%, 03/25/33	455
721	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.266%, 12/25/31	657
3,673	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	3,654

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
3,206	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	3,207
8,760	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.519%, 12/07/20	8,770
	Nissan Auto Receivables Owner Trust,
945	Series 2010-A, Class A4, 1.310%, 09/15/16	947
4,819	Series 2012-A, Class A3, 0.730%, 05/16/16	4,831
1,798	Series 2012-A, Class A4, 1.000%, 07/16/18	1,813
16,934	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	16,934
13,130	NYMT Residential LLC, Series 2013-RP3A, SUB, 4.850%, 09/25/18 (i)	13,130
1,279	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	1,273
27	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	27
8,000	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	8,039
9,143	Real Estate Asset Trust, Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	9,189
2,188	Resort Finance Timeshare Receivables Trust, Series 2012-2, 5.750%, 09/05/18 (i)	2,188
	Santander Drive Auto Receivables Trust,
268	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	268
7,758	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	7,821
905	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	906
2,963	Series 2011-S2A, Class C, 2.860%, 06/15/17 (e)	2,974
438	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	439
39	Series 2012-1, Class A2, 1.250%, 04/15/15	39
393	Series 2012-2, Class A2, 0.910%, 05/15/15	393
18,652	Series 2012-2, Class A3, 1.220%, 12/15/15	18,693
1,635	Series 2012-3, Class A3, 1.080%, 04/15/16	1,639
669	Series 2012-5, Class A2, 0.570%, 12/15/15	670
2,400	Series 2012-5, Class A3, 0.830%, 12/15/16	2,404
4,178	Series 2012-6, Class A3, 0.620%, 07/15/16	4,181
6,995	Series 2012-AA, Class A3, 0.650%, 03/15/17 (e)	6,997
3,186	Series 2013-3, Class A2, 0.550%, 09/15/16	3,185
2,901	Series 2013-4, Class A3, 1.110%, 12/15/17	2,919
	SNAAC Auto Receivables Trust,
986	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	988
1,157	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	1,156
5,904	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	5,924
16,445	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	16,422
	Stanwich Mortgage Loan Co. LLC,
8,622	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	8,657
8,828	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	8,824
9,119	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	9,210
15,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.399%, 02/25/15	15,000
924	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.571%, 06/25/35	924
4,576	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.568%, 10/15/15 (e)	4,650
1,468	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	1,468
2,817	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	2,815
12,512	Vericrest Opportunity Loan Transferee, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	12,464
17,369	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	17,366
4,892	Volt NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	4,884
9,519	Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	9,578

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
		World Omni Auto Receivables Trust,
5,558		Series 2012-A, Class A3, 0.640%, 02/15/17	5,568
4,750		Series 2012-A, Class A4, 0.850%, 08/15/18	4,766
3,598		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	3,607

		Total Asset-Backed Securities (Cost $869,152)	874,336

Collateralized Mortgage Obligations — 8.1%
		Agency CMO — 6.7%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
870		Series 31, Class Z, 8.000%, 04/25/24	1,010
129		Series 56, Class Z, 7.500%, 09/20/26	152
		Federal Home Loan Mortgage Corp. REMIC,
7		Series 2, Class Z, 9.300%, 03/15/19	7
4		Series 12, Class A, 9.250%, 11/15/19	4
10		Series 16, Class D, 10.000%, 10/15/19	11
19		Series 17, Class I, 9.900%, 10/15/19	22
32		Series 23, Class F, 9.600%, 04/15/20	36
11		Series 26, Class F, 9.500%, 02/15/20	13
2		Series 81, Class A, 8.125%, 11/15/20	2
13		Series 85, Class C, 8.600%, 01/15/21	14
9		Series 99, Class Z, 9.500%, 01/15/21	11
2		Series 159, Class H, 4.500%, 09/15/21	3
4		Series 189, Class D, 6.500%, 10/15/21	4
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
3		Series 1053, Class G, 7.000%, 03/15/21	3
7		Series 1056, Class KZ, 6.500%, 03/15/21	8
3		Series 1074, Class H, 8.500%, 05/15/21	4
13		Series 1082, Class C, 9.000%, 05/15/21	15
5		Series 1087, Class I, 8.500%, 06/15/21	5
18		Series 1125, Class Z, 8.250%, 08/15/21	21
16		Series 1142, Class IA, 7.000%, 10/15/21	18
2		Series 1169, Class G, 7.000%, 11/15/21	2
29		Series 1343, Class LA, 8.000%, 08/15/22	34
6		Series 1424, Class F, VAR, 1.507%, 11/15/22	6
143		Series 1480, Class LZ, 7.500%, 03/15/23	162
362		Series 1560, Class Z, 7.000%, 08/15/23	406
–	(h)	Series 1641, Class FA, VAR, 1.118%, 12/15/13	—	(h)
102		Series 1754, Class Z, 8.500%, 09/15/24	120
281		Series 1779, Class Z, 8.500%, 04/15/25	334
5		Series 1807, Class G, 9.000%, 10/15/20	6
604		Series 1888, Class Z, 7.000%, 08/15/26	684
445		Series 2358, Class PD, 6.000%, 09/15/16	468
569		Series 2363, Class PF, 6.000%, 09/15/16	597
276		Series 2390, Class CH, 5.500%, 12/15/16	287
776		Series 2418, Class MF, 6.000%, 02/15/22	850
133		Series 2425, Class JH, 6.000%, 03/15/17	141
521		Series 2453, Class BD, 6.000%, 05/15/17	553
335		Series 2458, Class OE, 6.000%, 06/15/17	355
221		Series 2496, Class BK, 5.500%, 09/15/17	235
174		Series 2503, Class TG, 5.500%, 09/15/17	186
195		Series 2508, Class AQ, 5.500%, 10/15/17	209
794		Series 2513, Class DB, 5.000%, 10/15/17	841
2,253		Series 2542, Class ES, 5.000%, 12/15/17	2,377
2,113		Series 2546, Class C, 5.000%, 12/15/17	2,244
3		Series 2575, Class KA, 5.000%, 11/15/17	3
937		Series 2600, Class MD, 5.500%, 06/15/32	946
746		Series 2635, Class MS, IF, IO, 7.582%, 02/15/18	35
3,552		Series 2638, Class JG, 5.000%, 02/15/33	3,818
2,263		Series 2638, Class MH, 5.000%, 04/15/32	2,294
297		Series 2641, Class KJ, 4.000%, 01/15/18	299
165		Series 2643, Class ME, 3.500%, 03/15/18	169
7,631		Series 2682, Class JG, 4.500%, 10/15/23	8,321
409		Series 2692, Class QD, 5.000%, 12/15/22	420
6,010		Series 2707, Class PE, 5.000%, 11/15/18	6,398
4,110		Series 2707, Class XE, 5.000%, 12/15/22	4,175
22,384		Series 2750, Class DE, 4.500%, 02/15/19	23,768

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,772	Series 2761, Class CB, 4.000%, 03/15/19	2,932
1,915	Series 2773, Class OB, 5.000%, 02/15/19	2,001
85	Series 2825, Class VP, 5.500%, 06/15/15	85
490	Series 2836, Class PX, 4.000%, 05/15/18	492
12,358	Series 2843, Class BC, 5.000%, 08/15/19	13,264
4,337	Series 2864, Class NB, 5.500%, 07/15/33	4,723
114	Series 2875, Class HA, 4.000%, 11/15/18	114
40	Series 2924, Class DA, 4.500%, 02/15/19	40
2,490	Series 2976, Class HZ, 4.500%, 05/15/35	2,674
5,498	Series 2988, Class TY, 5.500%, 06/15/25	5,971
8,289	Series 2989, Class MU, IF, IO, 6.832%, 07/15/34	1,605
10,813	Series 2989, Class TG, 5.000%, 06/15/25	11,780
823	Series 2995, Class FT, VAR, 0.418%, 05/15/29	820
7	Series 3001, Class YN, 4.500%, 06/15/33	7
1,639	Series 3002, Class BN, 5.000%, 07/15/35	1,795
5,859	Series 3005, Class ED, 5.000%, 07/15/25	6,496
243	Series 3005, Class PV, IF, 12.465%, 10/15/33	289
71	Series 3047, Class OB, 5.500%, 12/15/33	72
3,244	Series 3305, Class IW, IF, IO, 6.282%, 04/15/37	659
29,024	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,459
4,545	Series 3429, Class S, IF, IO, 6.652%, 03/15/38	667
2,724	Series 3546, Class A, VAR, 2.127%, 02/15/39	2,796
5,830	Series 3562, Class KA, 4.000%, 11/15/22	5,969
1,517	Series 3564, Class JA, 4.000%, 01/15/18	1,595
4,606	Series 3572, Class JS, IF, IO, 6.632%, 09/15/39	732
11,462	Series 3609, Class SA, IF, IO, 6.172%, 12/15/39	1,906
6,877	Series 3657, Class NK, 4.000%, 08/15/27	7,012
33,566	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,555
7,301	Series 3784, Class S, IF, IO, 6.432%, 07/15/23	1,002
14,678	Series 3855, Class AM, 6.500%, 11/15/36	16,678
12,036	Series 3977, Class AB, 3.000%, 09/15/29	12,547
22,805	Series 4141, Class BI, IO, 2.500%, 12/15/27	2,482
32,009	Series 4229, Class MA, 3.500%, 05/15/41	33,480
	Federal National Mortgage Association - ACES,
8,158	Series 2011-M2, Class A1, 2.019%, 07/25/21	8,378
18,806	Series 2012-M8, Class A1, 1.166%, 12/25/19	18,909
	Federal National Mortgage Association REMIC,
8	Series 1988-7, Class Z, 9.250%, 04/25/18	9
10	Series 1988-13, Class C, 9.300%, 05/25/18	11
7	Series 1988-15, Class A, 9.000%, 06/25/18	8
7	Series 1988-16, Class B, 9.500%, 06/25/18	8
7	Series 1989-2, Class D, 8.800%, 01/25/19	8
20	Series 1989-27, Class Y, 6.900%, 06/25/19	22
5	Series 1989-54, Class E, 8.400%, 08/25/19	6
6	Series 1989-66, Class J, 7.000%, 09/25/19	7
4	Series 1989-70, Class G, 8.000%, 10/25/19	4
66	Series 1989-72, Class E, 9.350%, 10/25/19	75
9	Series 1989-89, Class H, 9.000%, 11/25/19	10
3	Series 1989-96, Class H, 9.000%, 12/25/19	4
6	Series 1990-7, Class B, 8.500%, 01/25/20	7
5	Series 1990-12, Class G, 4.500%, 02/25/20	5

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
69	Series 1990-19, Class G, 9.750%, 02/25/20	76
23	Series 1990-58, Class J, 7.000%, 05/25/20	26
22	Series 1990-61, Class H, 7.000%, 06/25/20	24
10	Series 1990-106, Class J, 8.500%, 09/25/20	12
5	Series 1990-109, Class J, 7.000%, 09/25/20	6
12	Series 1990-111, Class Z, 8.750%, 09/25/20	13
6	Series 1990-117, Class E, 8.950%, 10/25/20	6
6	Series 1990-123, Class G, 7.000%, 10/25/20	7
7	Series 1990-132, Class Z, 7.000%, 11/25/20	8
152	Series 1990-137, Class X, 9.000%, 12/25/20	174
2	Series 1991-53, Class J, 7.000%, 05/25/21	2
10	Series 1991-130, Class C, 9.000%, 09/25/21	12
1	Series 1992-96, Class B, PO, 17.113%, 05/25/22	1
1,360	Series 1992-131, Class KB, 8.000%, 08/25/22	1,557
1,173	Series 1992-185, Class L, 8.000%, 10/25/22	1,377
4	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	5
32	Series 1993-235, Class G, PO, 2.314%, 09/25/23	31
2,243	Series 1994-15, Class ZK, 5.500%, 02/25/24	2,448
3,823	Series 1994-43, Class PK, 6.350%, 02/25/24	4,160
3,123	Series 1999-6, Class PB, 6.000%, 03/25/19	3,387
12,588	Series 2001-81, Class HE, 6.500%, 01/25/32	14,093
574	Series 2002-2, Class MG, 6.000%, 02/25/17	606
278	Series 2002-3, Class OG, 6.000%, 02/25/17	292
516	Series 2002-28, Class LD, 6.000%, 05/25/17	543
281	Series 2002-58, Class HC, 5.500%, 09/25/17	297
590	Series 2002-59, Class UC, 5.500%, 09/25/17	626
179	Series 2002-63, Class KC, 5.000%, 10/25/17	190
11,630	Series 2002-64, Class PG, 5.500%, 10/25/32	12,842
890	Series 2003-16, Class LJ, 5.000%, 03/25/18	947
8,179	Series 2003-24, Class PD, 5.000%, 04/25/18	8,645
1,023	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	223
1,452	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	322
2,041	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	156
1,376	Series 2003-89, Class DC, 5.000%, 12/25/32	1,425
1,447	Series 2003-92, Class HP, 4.500%, 09/25/18	1,536
1,718	Series 2003-129, Class ME, 5.000%, 08/25/23	1,815
3,280	Series 2004-53, Class P, 5.500%, 07/25/33	3,391
3,643	Series 2004-60, Class PA, 5.500%, 04/25/34	3,950
824	Series 2004-72, Class F, VAR, 0.666%, 09/25/34	829
164	Series 2004-101, Class AR, 5.500%, 01/25/35	181
7,944	Series 2005-19, Class PA, 5.500%, 07/25/34	8,736
966	Series 2005-29, Class QD, 5.000%, 08/25/33	986
2,750	Series 2005-38, Class FK, VAR, 0.466%, 05/25/35	2,750
225	Series 2005-84, Class MB, 5.750%, 10/25/35	253
15,457	Series 2005-87, Class PE, 5.000%, 12/25/33	15,831
6,549	Series 2005-100, Class GC, 5.000%, 12/25/34	6,722
9,057	Series 2006-4, Class PB, 6.000%, 09/25/35	9,953
356	Series 2006-58, Class ST, IF, IO, 6.984%, 07/25/36	89
388	Series 2007-16, Class FC, VAR, 0.916%, 03/25/37	386
878	Series 2007-22, Class SC, IF, IO, 5.914%, 03/25/37	136

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8,345	Series 2007-33, Class MS, IF, IO, 6.424%, 04/25/37	1,310
1,498	Series 2007-54, Class FA, VAR, 0.566%, 06/25/37	1,500
7,755	Series 2007-85, Class SH, IF, IO, 6.334%, 09/25/37	1,047
4,177	Series 2007-95, Class A1, VAR, 0.416%, 08/27/36	4,175
1,704	Series 2007-106, Class A7, VAR, 6.007%, 10/25/37	1,911
1,427	Series 2008-18, Class SE, IF, IO, 6.104%, 03/25/38	220
608	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	73
1,658	Series 2008-77, Class VA, 6.000%, 07/25/19	1,723
3,004	Series 2008-81, Class KA, 5.000%, 10/25/22	3,074
3,504	Series 2008-93, Class AM, 5.500%, 06/25/37	3,835
9,414	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	675
6,428	Series 2009-15, Class AC, 5.500%, 03/25/29	7,093
4,515	Series 2009-29, Class LA, VAR, 2.395%, 05/25/39	4,089
3,923	Series 2009-62, Class HJ, 6.000%, 05/25/39	4,319
19,205	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	1,294
7,167	Series 2009-108, Class VN, 5.000%, 09/25/39	7,411
23,449	Series 2009-112, Class SW, IF, IO, 6.084%, 01/25/40	3,474
6,969	Series 2010-19, Class VA, 5.000%, 02/25/21	7,089
3,875	Series 2010-28, Class NK, 5.000%, 10/25/38	4,076
3,435	Series 2010-58, Class MA, 5.500%, 12/25/38	3,675
6,255	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	494
9,832	Series 2010-64, Class DM, 5.000%, 06/25/40	10,819
2,998	Series 2010-64, Class EH, 5.000%, 10/25/35	3,119
12,610	Series 2010-111, Class AE, 5.500%, 04/25/38	13,592
34,766	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	4,005
4,652	Series 2011-36, Class PA, 4.000%, 02/25/39	4,825
18,677	Series 2011-42, Class DE, 3.250%, 11/25/28	19,393
51,875	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	7,611
9,170	Series 2013-1, Class BA, 3.000%, 02/25/40	9,260
5,591	Series 2013-55, Class BA, 3.000%, 06/25/37	5,734
27,178	Series 2013-83, Class CA, 3.500%, 10/25/37	28,189
15,617	Series 2013-90, Class DK, 3.500%, 12/25/31	16,253
5,607	Series 2013-96, Class CA, 4.000%, 04/25/41	6,084
15,607	Series 2013-96, Class YA, 3.500%, 09/25/38	16,106
19,735	Series 2013-96, Class YA, 3.500%, 12/25/38	20,628
10	Series G-11, Class Z, 8.500%, 05/25/21	11
3	Series G-22, Class ZT, 8.000%, 12/25/16	3
525	Series G92-19, Class M, 8.500%, 04/25/22	612
20	Series G92-35, Class E, 7.500%, 07/25/22	23
634	Series G92-35, Class EA, 8.000%, 07/25/22	711
9	Series G92-40, Class ZC, 7.000%, 07/25/22	10
55	Series G92-44, Class ZQ, 8.000%, 07/25/22	60
20	Series G92-54, Class ZQ, 7.500%, 09/25/22	22
3,187	Series G92-64, Class J, 8.000%, 11/25/22	3,733
1,305	Series G92-66, Class K, 8.000%, 12/25/22	1,497
1,171	Series G94-6, Class PJ, 8.000%, 05/17/24	1,371
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	2
	Federal National Mortgage Association STRIPS,
24	Series 108, Class 1, PO, 3.724%, 03/25/20	24
1	Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
901	Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	178
913	Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	202
813	Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	58
1,970	Series 334, Class 9, IO, 6.000%, 03/01/33	369
4,671	Series 343, Class 21, IO, 4.000%, 09/01/18	289
1,611	Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	111
1,027	Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	87
725	Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	119
718	Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	119
883	Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	157
555	Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	91
1,842	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	342
3,142	Series 394, Class C3, IO, 6.500%, 09/25/38	542
9,014	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.426%, 11/25/46	8,989
	Government National Mortgage Association,
6,140	Series 2004-32, Class VH, 5.000%, 04/20/22	6,227
1,126	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	172
14,509	Series 2006-23, Class S, IF, IO, 6.332%, 01/20/36	1,882
26,770	Series 2006-26, Class S, IF, IO, 6.332%, 06/20/36	4,597
16,267	Series 2007-16, Class KU, IF, IO, 6.482%, 04/20/37	3,055
5,146	Series 2008-75, Class SP, IF, IO, 7.302%, 08/20/38	805
7,114	Series 2009-14, Class KS, IF, IO, 6.132%, 03/20/39	964
2,000	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	428
17,158	Series 2009-14, Class SA, IF, IO, 5.912%, 03/20/39	2,338
5,000	Series 2009-45, Class PB, 4.500%, 07/16/33	5,161
9,600	Series 2009-61, Class PD, 5.000%, 03/16/38	10,318
19,003	Series 2009-106, Class XL, IF, IO, 6.582%, 06/20/37	2,976
1,643	Series 2010-14, Class QP, 6.000%, 12/20/39	1,748
11,883	Series 2011-48, Class QA, 5.000%, 08/16/39	12,735
19,094	Series 2012-84, Class AB, 5.000%, 07/16/33	20,088
20,480	Series 2012-96, Class WP, 6.500%, 08/16/42	24,001
5,619	Series 2013-88, Class WA, VAR, 4.982%, 06/20/30	6,156
29,500	Series 2013-H05, Class FB, VAR, 0.576%, 02/20/62	29,316
	NCUA Guaranteed Notes Trust,
15,169	Series 2010-R3, Class 1A, VAR, 0.729%, 12/08/20	15,259
6,911	Series 2010-R3, Class 3A, 2.400%, 12/08/20	7,049
10	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	11

		753,552

	Non-Agency CMO — 1.4%
561	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	570
111	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	117
	Banc of America Mortgage Trust,
2,301	Series 2004-4, Class 4A1, 4.750%, 05/25/19	2,367
2,789	Series 2004-5, Class 4A1, 4.750%, 06/25/19	2,828
4,666	Series 2005-1, Class 2A1, 5.000%, 02/25/20	4,813
	BCAP LLC Trust,
3,377	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	3,429
499	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	501
1,186	Series 2010-RR10, Class 4A5, VAR, 1.679%, 09/27/37 (e)	1,186
647	Series 2010-RR4, Class 5A7, VAR, 0.486%, 05/26/37 (e)	642
476	Series 2010-RR6, Class 23A7, VAR, 0.376%, 06/26/37 (e)	475

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,718	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	3,873
5,502	Series 2010-RR9, Class 1A3, VAR, 2.718%, 08/28/37 (e)	5,534
2,878	Series 2011-RR2, Class 3A3, VAR, 2.722%, 11/21/35 (e)	2,878
177	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.472%, 10/25/33	174
3,677	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	3,636
610	Chase Mortgage Finance Trust, Series 2003-S13, Class A2, 5.000%, 11/25/33	638
	CHL Mortgage Pass-Through Trust,
1,409	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	1,444
465	Series 2004-8, Class 2A1, 4.500%, 06/25/19	480
901	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	940
	Citigroup Mortgage Loan Trust,
5,456	Series 2008-AR4, Class 1A1A, VAR, 2.782%, 11/25/38 (e)	5,510
9,714	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	9,991
	Citigroup Mortgage Loan Trust, Inc.,
621	Series 2003-UP3, Class A1, 7.000%, 09/25/33	642
1,850	Series 2004-UST1, Class A6, VAR, 3.798%, 08/25/34	1,841
	Credit Suisse First Boston Mortgage Securities Corp.,
442	Series 2003-17, Class 2A6, 3.500%, 07/25/18	444
1,152	Series 2003-23, Class 8A1, 5.000%, 09/25/18	1,177
1,902	Series 2004-8, Class 6A1, 4.500%, 12/25/19	1,938
	CSMC,
2,848	Series 2010-1R, Class 9A1, VAR, 2.969%, 06/27/37 (e)	2,884
1,556	Series 2011-7R, Class A1, VAR, 1.414%, 08/28/47 (e)	1,552
851	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.301%, 12/25/14	848
1,874	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	1,874
	First Horizon Mortgage Pass-Through Trust,
1,562	Series 2003-8, Class 2A1, 4.500%, 09/25/18	1,603
1,535	Series 2004-7, Class 2A1, 4.750%, 12/25/19	1,548
4,069	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.012%, 10/19/33	4,127
9,094	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	8,878
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.526%, 02/25/35	2,769
	JP Morgan Mortgage Trust,
4,247	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	4,309
5,176	Series 2006-A2, Class 4A1, VAR, 2.734%, 08/25/34	5,166
6	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	6
	MASTR Alternative Loan Trust,
176	Series 2004-8, Class 6A1, 5.500%, 09/25/19	183
2,380	Series 2004-8, Class 7A1, 5.000%, 09/25/19	2,425
	MASTR Asset Securitization Trust,
504	Series 2002-7, Class 1A1, 5.500%, 11/25/17	520
1,235	Series 2003-2, Class 1A1, 5.000%, 03/25/18	1,245
663	Series 2003-11, Class 10A1, 5.000%, 12/25/18	684
1,786	Series 2004-6, Class 6A1, 4.500%, 07/25/19	1,808
3	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	3
209	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	214
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
1,139	Series 2005-AR1, Class 1A1, VAR, 2.617%, 02/25/35	1,132
283	Series 2005-AR2, Class 3A1, VAR, 0.416%, 05/25/35	280
2,202	Series 2005-AR6, Class 4A1, VAR, 0.426%, 12/25/35	1,039

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1	PaineWebber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	1
2,745	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	2,764
964	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	970
34	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	35
4,326	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	4,410
	Springleaf Mortgage Loan Trust,
8,079	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	8,234
5,067	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	5,057
3,296	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	3,259
4,172	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	4,172
2,060	Vericrest Opportunity Loan Transferee, Series 2013-NPL4, Class A1, SUB, 4.000%, 11/25/53	2,060
3,487	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	3,578
7,189	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	7,231
	Wells Fargo Mortgage-Backed Securities Trust,
1,587	Series 2003-K, Class 1A1, VAR, 2.492%, 11/25/33	1,607
25	Series 2003-K, Class 1A2, VAR, 2.492%, 11/25/33	26
4,105	Series 2003-M, Class A1, VAR, 2.658%, 12/25/33	4,152
1,575	Series 2004-EE, Class 2A2, VAR, 2.613%, 12/25/34	1,593
2,040	Series 2004-EE, Class 3A2, VAR, 2.711%, 12/25/34	2,057
2,527	Series 2004-O, Class A1, VAR, 4.938%, 08/25/34	2,572
2,798	Series 2005-1, Class 1A1, 4.750%, 01/25/20	2,883
2,673	Series 2005-13, Class A1, 5.000%, 11/25/20	2,745

		162,571

	Total Collateralized Mortgage Obligations (Cost $910,110)	916,123

Commercial Mortgage-Backed Securities — 6.0%
	A10 Securitization LLC,
5,311	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	5,351
4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,713
9,299	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	9,299
	Banc of America Commercial Mortgage Trust,
15,894	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	17,357
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	11,623
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	13,844
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.797%, 06/10/39	6,798
4,355	Series 2005-6, Class B, VAR, 5.357%, 09/10/47	4,629
	Bear Stearns Commercial Mortgage Securities Trust,
19,326	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	19,601
2,787	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,907
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.392%, 07/15/44	10,555
	COBALT CMBS Commercial Mortgage Trust,
12,605	Series 2006-C1, Class A4, 5.223%, 08/15/48	13,687
19,897	Series 2006-C1, Class AM, 5.254%, 08/15/48	20,549
	COMM Mortgage Trust,
15,000	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,709
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,345
1,990	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	1,996
17,487	Commercial Mortgage Trust, Series 2006- GG7, Class A4, VAR, 6.018%, 07/10/38	19,206
15,315	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	16,562

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
8,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	8,010
	DBRR Trust,
3,675	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	3,676
23,254	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	23,257
7,945	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	7,957
13,746	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	13,746
133	DLJ Commercial Mortgage Pass-Through Certificates, Series 1999-CG1, Class B5, 5.750%, 03/10/32 (e)	134
4,408	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	4,594
16,968	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	17,119
7,673	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	7,769
24,763	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	25,113
14,770	GS Mortgage Securities Trust, Series 2006- GG8, Class AM, 5.591%, 11/10/39	16,282
	JP Morgan Chase Commercial Mortgage Securities Corp.,
11,473	Series 2004-C2, Class A3, VAR, 5.441%, 05/15/41	11,558
4,840	Series 2005-LDP5, Class B, VAR, 5.523%, 12/15/44	5,046
	JP Morgan Chase Commercial Mortgage Securities Trust,
7,455	Series 2006-CB17, Class A4, 5.429%, 12/12/43	8,121
10,655	Series 2006-LDP7, Class A4, VAR, 6.056%, 04/15/45	11,689
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,330
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,046
17,134	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	17,744
	LB-UBS Commercial Mortgage Trust,
5,571	Series 2004-C2, Class A4, 4.367%, 03/15/36	5,592
5,000	Series 2004-C2, Class E, 4.487%, 03/15/36	5,022
11,215	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	11,717
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,170
11,693	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,981
5,000	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	5,500
3,794	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,251
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.866%, 05/12/39	5,302
	Morgan Stanley Capital I Trust,
5,796	Series 2005-HQ5, VAR, 5.302%, 01/14/42	6,005
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,972
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,737
	Morgan Stanley Re-REMIC Trust,
7,860	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	7,933
3,896	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	3,946
17,074	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	17,073
13,816	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	13,912
	NCUA Guaranteed Notes Trust,
18,676	Series 2010-C1, Class A1, 1.600%, 10/29/20	18,847
2,190	Series 2010-C1, Class APT, 2.650%, 10/29/20	2,265
11,308	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.367%, 08/25/29 (e)	11,307
6,594	N-Star Real Estate CDO Ltd., (Cayman Islands), Series 2013-1A, Class A, VAR, 2.016%, 08/25/29 (e)	6,600
5,558	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	5,560
	TIAA CMBS I Trust,
2,491	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	2,514
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,015

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	TIAA Seasoned Commercial Mortgage Trust,
27,750	Series 2007-C4, VAR, 5.570%, 08/15/39	29,538
9,542	Series 2007-C4, Class A3, VAR, 5.570%, 08/15/39	9,832
3,101	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	3,120
	Wachovia Bank Commercial Mortgage Trust,
7,943	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	7,996
15,411	Series 2005-C22, Class A4, VAR, 5.464%, 12/15/44	16,498
20,957	Series 2005-C22, Class AM, VAR, 5.514%, 12/15/44	22,344
10,903	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	10,876
8,071	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	8,173

	Total Commercial Mortgage-Backed Securities (Cost $695,722)	684,520

Corporate Bonds — 18.4%
	Consumer Discretionary — 0.8%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
2,639	1.750%, 03/01/14	2,648
2,000	2.600%, 12/01/16	2,077

		4,725

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,088	1.300%, 07/31/15 (e)	1,095
3,250	1.450%, 08/01/16 (e)	3,278
3,365	1.650%, 04/10/15 (e)	3,398
3,350	2.300%, 01/09/15 (e)	3,403
385	2.625%, 09/15/16 (e)	400

		11,574

	Media — 0.6%
315	21st Century Fox America, Inc., 8.000%, 10/17/16	373
1,500	CBS Corp., 1.950%, 07/01/17	1,516
	Comcast Corp.,
675	4.950%, 06/15/16	742
1,685	5.850%, 11/15/15	1,854
1,370	5.900%, 03/15/16	1,524
416	6.500%, 01/15/17	480
	COX Communications, Inc.,
1,988	5.450%, 12/15/14	2,086
505	5.500%, 10/01/15	544
1,190	5.875%, 12/01/16 (e)	1,324
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,855	1.750%, 01/15/18	6,743
4,030	2.400%, 03/15/17	4,121
2,832	3.125%, 02/15/16	2,954
1,813	3.500%, 03/01/16	1,908
1,205	Discovery Communications LLC, 3.700%, 06/01/15	1,258
	NBCUniversal Media LLC,
710	2.100%, 04/01/14	714
10,625	2.875%, 04/01/16	11,118
	News America, Inc.,
360	5.300%, 12/15/14	378
1,495	7.600%, 10/11/15	1,666
	Thomson Reuters Corp., (Canada),
4,455	0.875%, 05/23/16	4,462
775	1.300%, 02/23/17	776
2,935	5.700%, 10/01/14	3,061
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,284
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,388
1,530	5.875%, 11/15/16	1,735
	Viacom, Inc.,
3,610	1.250%, 02/27/15	3,629
4,700	2.500%, 12/15/16	4,868
653	2.500%, 09/01/18	661
2,910	Walt Disney Co. (The), Series E, 0.875%, 12/01/14	2,926

		69,093

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
385	5.750%, 07/15/14	397
851	5.900%, 12/01/16	961
1,485	7.450%, 07/15/17	1,764
1,090	7.875%, 07/15/15	1,208

		4,330

	Specialty Retail — 0.1%
485	AutoZone, Inc., 5.750%, 01/15/15	512
2,155	Home Depot, Inc. (The), 2.250%, 09/10/18	2,197

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Specialty Retail — Continued
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,888
105	5.000%, 10/15/15	113

		5,710

	Total Consumer Discretionary	95,432

	Consumer Staples — 0.7%
	Beverages — 0.3%
5,847	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	6,547
	Anheuser-Busch InBev Finance, Inc.,
3,335	0.800%, 01/15/16	3,342
1,550	1.250%, 01/17/18	1,535
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	759
1,420	1.500%, 07/14/14	1,430
1,371	5.375%, 11/15/14 (e)	1,434
3,400	Beam, Inc., 1.875%, 05/15/17	3,416
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,412
1,773	1.800%, 09/01/16	1,826
461	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	464
	Diageo Finance B.V., (Netherlands),
1,792	3.250%, 01/15/15	1,849
400	5.300%, 10/28/15	435
1,525	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,589
3,130	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,100
	PepsiCo, Inc.,
2,250	0.700%, 02/26/16	2,248
1,300	0.800%, 08/25/14	1,304
	SABMiller Holdings, Inc.,
3,240	1.850%, 01/15/15 (e)	3,284
230	2.450%, 01/15/17 (e)	238
	SABMiller plc, (United Kingdom),
1,000	5.700%, 01/15/14 (e)	1,006
3,069	6.500%, 07/01/16 (e)	3,484

		40,702

	Food & Staples Retailing — 0.1%
2,370	CVS Caremark Corp., 3.250%, 05/18/15	2,459
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,892
890	3.900%, 10/01/15	937
1,200	4.950%, 01/15/15	1,255
500	6.400%, 08/15/17	576
3,055	Walgreen Co., 1.800%, 09/15/17	3,071
1,900	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,955

		13,145

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,000	3.200%, 06/15/17	1,043
2,495	4.100%, 03/15/16	2,630
500	5.100%, 07/15/15	530
1,555	Cargill, Inc., 1.900%, 03/01/17 (e)	1,575
	ConAgra Foods, Inc.,
2,480	1.300%, 01/25/16	2,493
1,529	1.350%, 09/10/15	1,542
	General Mills, Inc.,
1,190	0.875%, 01/29/16	1,191
185	1.550%, 05/16/14	186
	Kellogg Co.,
729	1.750%, 05/17/17	737
3,095	1.875%, 11/17/16	3,164
3,265	4.450%, 05/30/16	3,546
1,480	Kraft Foods Group, Inc., 2.250%, 06/05/17	1,518
900	Mead Johnson Nutrition Co., 3.500%, 11/01/14	922
	Mondelez International, Inc.,
2,145	4.125%, 02/09/16	2,284
330	6.500%, 08/11/17	390
965	6.750%, 02/19/14	977
2,365	Nabisco, Inc., 7.550%, 06/15/15	2,604
2,130	Tyson Foods, Inc., 6.600%, 04/01/16	2,382

		29,714

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	445

	Total Consumer Staples	84,006

	Energy — 1.3%
	Energy Equipment & Services — 0.3%
737	Cameron International Corp., 1.600%, 04/30/15	742
8,168	Halliburton Co., 1.000%, 08/01/16	8,180
	Nabors Industries, Inc.,
1,822	2.350%, 09/15/16 (e)	1,848
3,200	6.150%, 02/15/18	3,607
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	895

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
	Noble Holding International Ltd., (Cayman Islands),
3,093	2.500%, 03/15/17	3,133
2,450	3.450%, 08/01/15	2,546
1,440	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,423
	Transocean, Inc., (Cayman Islands),
4,980	2.500%, 10/15/17	5,052
650	4.950%, 11/15/15	698
1,300	6.000%, 03/15/18	1,472
535	Weatherford International Ltd., (Bermuda), 5.500%, 02/15/16	581
1,450	Weatherford International, Inc., 6.350%, 06/15/17	1,657

		31,834

	Oil, Gas & Consumable Fuels — 1.0%
	Anadarko Petroleum Corp.,
960	5.750%, 06/15/14	985
5,529	5.950%, 09/15/16	6,227
2,000	7.625%, 03/15/14	2,038
	Apache Corp.,
1,980	1.750%, 04/15/17	2,003
1,030	5.625%, 01/15/17	1,166
590	Apache Finance Canada Corp., (Canada), 4.375%, 05/15/15	624
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,880
	BP Capital Markets plc, (United Kingdom),
5,119	0.700%, 11/06/15	5,139
957	1.375%, 11/06/17	954
2,935	1.846%, 05/05/17	2,993
4,605	2.248%, 11/01/16	4,784
4,040	3.200%, 03/11/16	4,261
4,975	3.875%, 03/10/15	5,190
	Canadian Natural Resources Ltd., (Canada),
1,288	1.450%, 11/14/14	1,299
3,660	4.900%, 12/01/14	3,810
1,280	5.700%, 05/15/17	1,454
965	6.000%, 08/15/16	1,088
800	Chevron Corp., 1.718%, 06/24/18	801
1,065	ConocoPhillips, 6.650%, 07/15/18	1,280
1,400	ConocoPhillips Co., 1.050%, 12/15/17	1,387
	Devon Energy Corp.,
2,536	1.875%, 05/15/17	2,565
4,225	2.400%, 07/15/16	4,368
595	EnCana Holdings Finance Corp., (Canada), 5.800%, 05/01/14	608
4,376	Enterprise Products Operating LLC, 6.300%, 09/15/17	5,086
1,662	EOG Resources, Inc., 2.500%, 02/01/16	1,725
	Marathon Oil Corp.,
4,103	0.900%, 11/01/15	4,109
1,195	6.000%, 10/01/17	1,369
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	362
1,075	1.750%, 02/15/17	1,092
4,766	PC Financial Partnership, 5.000%, 11/15/14	4,959
	Petrobras International Finance Co., (Cayman Islands),
7,542	3.500%, 02/06/17	7,670
1,645	3.875%, 01/27/16	1,700
2,091	Phillips 66, 2.950%, 05/01/17	2,185
2,547	Plains All American Pipeline LP/PAA Finance Corp., 6.125%, 01/15/17	2,897
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,297
1,000	6.200%, 04/15/18	1,146
629	Spectra Energy Partners LP, 2.950%, 09/25/18	643
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	241
548	1.950%, 11/08/18	552
1,379	3.125%, 08/17/17	1,470
2,455	Talisman Energy, Inc., (Canada), 5.125%, 05/15/15	2,579
905	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	1,028
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	289
2,055	1.000%, 08/12/16	2,067
924	1.500%, 02/17/17	934
716	1.550%, 06/28/17	724
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,364
	TransCanada PipeLines Ltd., (Canada),
785	0.750%, 01/15/16	784
400	3.400%, 06/01/15	417
249	7.690%, 06/30/16	289

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,372

		112,254

	Total Energy	144,088

	Financials — 10.5%
	Capital Markets — 2.7%
	Bank of New York Mellon Corp. (The),
1,324	0.700%, 10/23/15	1,327
1,961	1.200%, 02/20/15	1,977
2,113	2.300%, 07/28/16	2,191
6,277	2.500%, 01/15/16	6,504
3,430	2.950%, 06/18/15	3,561
6,900	BlackRock, Inc., 3.500%, 12/10/14	7,117
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,222
9,420	Credit Suisse, (Switzerland), 3.500%, 03/23/15	9,782
	Credit Suisse USA, Inc.,
2,255	4.875%, 01/15/15	2,364
12,188	5.125%, 08/15/15	13,114
395	5.850%, 08/16/16	446
	Deutsche Bank AG, (Germany),
13,790	3.250%, 01/11/16	14,495
5,560	3.875%, 08/18/14	5,696
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,963
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	734
13,546	3.300%, 05/03/15	14,000
17,355	3.625%, 02/07/16	18,305
14,915	3.700%, 08/01/15	15,583
2,516	5.350%, 01/15/16	2,742
3,000	5.500%, 11/15/14	3,138
5,390	5.950%, 01/18/18	6,181
2,500	6.150%, 04/01/18	2,893
5,907	6.250%, 09/01/17	6,817
	ING Bank N.V., (Netherlands),
3,572	2.000%, 09/25/15 (e)	3,629
3,000	3.750%, 03/07/17 (e)	3,190
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,686
600	5.125%, 04/13/18	653
2,050	5.875%, 06/08/14	2,101
	Macquarie Bank Ltd., (Australia),
4,673	2.000%, 08/15/16 (e)	4,741
3,303	5.000%, 02/22/17 (e)	3,619
5,485	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	5,716
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,221
	Merrill Lynch & Co., Inc.,
968	Series C, 5.000%, 01/15/15	1,013
4,750	Series B, 5.300%, 09/30/15	5,109
4,591	5.450%, 07/15/14	4,726
4,105	6.400%, 08/28/17	4,772
5,746	6.875%, 04/25/18	6,860
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,086
1,936	2.875%, 07/28/14	1,964
6,250	4.100%, 01/26/15	6,479
13,242	4.200%, 11/20/14	13,691
915	4.750%, 04/01/14	927
5,040	4.750%, 03/22/17	5,542
2,500	5.375%, 10/15/15	2,697
1,270	5.550%, 04/27/17	1,428
1,075	5.750%, 10/18/16	1,204
7,370	5.950%, 12/28/17	8,505
13,150	6.000%, 05/13/14	13,470
8,780	6.000%, 04/28/15	9,381
4,408	6.625%, 04/01/18	5,197
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,477
8,505	5.000%, 03/04/15	8,912
	State Street Corp.,
920	1.350%, 05/15/18	903
2,015	5.375%, 04/30/17	2,274
1,600	TD Ameritrade Holding Corp., 4.150%, 12/01/14	1,656
	UBS AG, (Switzerland),
250	2.250%, 01/28/14	251
5,299	3.875%, 01/15/15	5,493
3,126	5.750%, 04/25/18	3,638

		307,363

	Commercial Banks — 3.0%
3,361	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	3,380
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,389
1,896	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,971

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	3.250%, 03/01/16 (e)	1,792
2,800	Reg. S., 3.250%, 03/01/16	2,951
	Bank of Montreal, (Canada),
3,325	0.800%, 11/06/15	3,337
6,034	1.300%, 10/31/14 (e)	6,092
	Bank of Nova Scotia, (Canada),
325	0.750%, 10/09/15	326
1,390	1.375%, 12/18/17	1,376
5,236	1.650%, 10/29/15 (e)	5,350
230	2.550%, 01/12/17	239
1,645	2.900%, 03/29/16	1,722
5,300	3.400%, 01/22/15	5,482
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
2,640	1.550%, 09/09/16 (e)	2,665
3,905	3.850%, 01/22/15 (e)	4,038
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,286
5,250	2.750%, 02/23/15	5,381
1,250	5.000%, 09/22/16	1,385
	BB&T Corp.,
673	1.450%, 01/12/18	661
840	1.600%, 08/15/17	840
900	2.050%, 04/28/14	905
2,230	2.150%, 03/22/17	2,273
10,565	3.200%, 03/15/16	11,100
312	3.950%, 04/29/16	335
1,878	5.200%, 12/23/15	2,036
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,405
3,000	2.600%, 07/02/15 (e)	3,103
1,330	Capital One Financial Corp., 5.500%, 06/01/15	1,418
2,040	Comerica, Inc., 3.000%, 09/16/15	2,124
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	10,333
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,547
7,251	Fifth Third Bancorp, 3.625%, 01/25/16	7,645
600	Fifth Third Bank, Series BNKT, 1.150%, 11/18/16	601
	HSBC Bank plc, (United Kingdom),
5,524	1.500%, 05/15/18 (e)	5,435
2,836	1.625%, 07/07/14 (e)	2,861
930	HSBC USA, Inc., 2.625%, 09/24/18	958
	KeyBank N.A.,
1,560	1.650%, 02/01/18	1,550
1,290	5.800%, 07/01/14	1,329
10,775	KeyCorp, 3.750%, 08/13/15	11,295
2,850	Manufacturers & Traders Trust Co., 1.450%, 03/07/18	2,805
	National Australia Bank Ltd., (Australia),
1,695	2.250%, 04/11/14 (e)	1,707
960	2.750%, 09/28/15 (e)	996
500	2.750%, 03/09/17	522
3,107	3.000%, 07/27/16 (e)	3,262
2,340	3.750%, 03/02/15 (e)	2,435
8,246	National City Corp., 4.900%, 01/15/15	8,627
6,450	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	6,790
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,833
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,322
2,045	3.625%, 02/08/15	2,117
2,155	4.250%, 09/21/15	2,288
380	5.400%, 06/10/14	390
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	491
890	1.500%, 01/16/18	881
3,500	2.200%, 07/27/18	3,539
12,250	2.300%, 07/20/16	12,697
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	874
5,788	SouthTrust Corp., 5.800%, 06/15/14	5,958
	SunTrust Banks, Inc.,
5,560	3.500%, 01/20/17	5,896
7,606	3.600%, 04/15/16	8,057
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,254
6,100	2.200%, 07/29/15 (e)	6,277
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,548
1,705	2.450%, 07/27/15	1,759
5,938	2.875%, 11/20/14	6,086
5,020	U.S. Bank N.A., 4.950%, 10/30/14	5,226

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Wachovia Bank N.A.,
1,500	5.000%, 08/15/15	1,606
3,375	5.600%, 03/15/16	3,722
	Wachovia Corp.,
3,000	5.250%, 08/01/14	3,092
22,005	5.625%, 10/15/16	24,783
2,165	5.750%, 06/15/17	2,489
3,362	5.750%, 02/01/18	3,935
	Wells Fargo & Co.,
1,310	1.250%, 02/13/15	1,321
1,751	1.500%, 07/01/15	1,775
6,780	2.100%, 05/08/17	6,978
1,040	2.625%, 12/15/16	1,091
5,770	4.625%, 04/15/14	5,862
560	5.000%, 11/15/14	583
5,185	SUB, 3.676%, 06/15/16	5,548
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,508
	Westpac Banking Corp., (Australia),
3,106	3.000%, 08/04/15	3,232
7,973	3.000%, 12/09/15	8,341
4,790	4.200%, 02/27/15	5,011

		337,430

	Consumer Finance — 1.8%
	American Express Centurion Bank,
950	0.875%, 11/13/15	953
1,633	5.950%, 06/12/17	1,872
1,645	6.000%, 09/13/17	1,909
	American Express Co.,
720	5.500%, 09/12/16	806
6,896	7.250%, 05/20/14	7,111
	American Express Credit Corp.,
3,635	1.300%, 07/29/16	3,669
833	2.375%, 03/24/17	865
3,865	2.750%, 09/15/15	4,008
8,162	2.800%, 09/19/16	8,572
3,030	5.125%, 08/25/14	3,135
2,150	5.300%, 12/02/15	2,327
	American Honda Finance Corp.,
1,667	1.000%, 08/11/15 (e)	1,677
1,409	1.125%, 10/07/16	1,418
2,085	1.450%, 02/27/15 (e)	2,109
2,157	1.850%, 09/19/14 (e)	2,183
1,725	2.500%, 09/21/15 (e)	1,781
2,200	3.500%, 03/16/15 (e)	2,279
500	Boeing Capital Corp., 2.125%, 08/15/16	518
	Capital One Financial Corp.,
3,532	1.000%, 11/06/15	3,533
2,250	2.125%, 07/15/14	2,271
3,075	2.150%, 03/23/15	3,129
7,098	3.150%, 07/15/16	7,438
9,165	7.375%, 05/23/14	9,456
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,632
1,270	0.700%, 02/26/16	1,270
2,115	1.000%, 11/25/16	2,116
630	1.050%, 03/26/15	635
3,515	1.125%, 12/15/14	3,545
760	Series G, 2.050%, 08/01/16	784
275	2.650%, 04/01/16	287
1,700	5.500%, 03/15/16	1,874
	Ford Motor Credit Co. LLC,
1,778	1.700%, 05/09/16	1,801
2,900	2.375%, 01/16/18	2,939
3,546	2.875%, 10/01/18	3,636
4,933	3.000%, 06/12/17	5,157
15,786	3.984%, 06/15/16	16,853
6,080	4.207%, 04/15/16	6,516
	HSBC Finance Corp.,
15,901	5.000%, 06/30/15	16,873
1,625	5.250%, 04/15/15	1,716
1,120	5.500%, 01/19/16	1,222
5,150	HSBC USA, Inc., 1.625%, 01/16/18	5,129
	John Deere Capital Corp.,
536	0.700%, 09/04/15	539
1,418	0.875%, 04/17/15	1,427
790	1.850%, 09/15/16	812
2,360	2.000%, 01/13/17	2,424
2,400	2.250%, 06/07/16	2,490
1,335	2.950%, 03/09/15	1,377
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,734
3,883	1.800%, 03/15/18 (e)	3,837
	PACCAR Financial Corp.,
2,716	1.550%, 09/29/14	2,743
4,258	1.600%, 03/15/17	4,297
	Toyota Motor Credit Corp.,
5,843	1.250%, 11/17/14	5,899
3,576	1.250%, 10/05/17	3,554

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
4,365	1.375%, 01/10/18	4,323
5,195	2.050%, 01/12/17	5,336
1,200	2.800%, 01/11/16	1,253
2,737	3.200%, 06/17/15	2,851
	Volkswagen International Finance N.V., (Netherlands),
3,450	1.625%, 03/22/15 (e)	3,495
2,363	2.375%, 03/22/17 (e)	2,433
2,050	2.875%, 04/01/16 (e)	2,141

		203,969

	Diversified Financial Services — 1.9%
	Bank of America Corp.,
710	1.350%, 11/21/16	710
5,685	2.000%, 01/11/18	5,703
3,715	3.625%, 03/17/16	3,923
215	3.750%, 07/12/16	229
2,315	3.875%, 03/22/17	2,488
3,000	4.500%, 04/01/15	3,146
570	4.750%, 08/01/15	605
4,455	5.625%, 10/14/16	4,990
4,203	5.750%, 12/01/17	4,814
10,040	6.000%, 09/01/17	11,493
4,530	6.500%, 08/01/16	5,143
18,520	7.375%, 05/15/14	19,081
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,049
	Citigroup, Inc.,
1,955	1.700%, 07/25/16	1,981
2,670	2.500%, 09/26/18	2,710
5,806	3.953%, 06/15/16	6,206
10,570	4.450%, 01/10/17	11,532
1,743	4.700%, 05/29/15	1,836
5,621	4.750%, 05/19/15	5,933
162	5.500%, 10/15/14	169
600	5.850%, 08/02/16	671
4,475	6.000%, 12/13/13	4,483
8,080	6.010%, 01/15/15	8,538
5,349	6.125%, 11/21/17	6,226
5,748	6.375%, 08/12/14	5,977
	General Electric Capital Corp.,
2,958	1.000%, 12/11/15	2,975
6,948	1.625%, 07/02/15	7,057
5,476	2.300%, 04/27/17	5,649
12,870	3.500%, 06/29/15	13,454
5,000	Series A, 3.750%, 11/14/14	5,163
2,345	4.375%, 09/21/15	2,495
5,000	Series A, 4.750%, 09/15/14	5,174
5,585	5.000%, 01/08/16	6,049
1,000	5.375%, 10/20/16	1,119
1,122	5.400%, 02/15/17	1,263
6,370	5.625%, 09/15/17	7,315
3,000	5.625%, 05/01/18	3,482
8,712	5.900%, 05/13/14	8,927
605	Series A, 6.900%, 09/15/15	668
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	543
2,486	IntercontinentalExchange Group, Inc., 2.500%, 10/15/18	2,538
2,000	MBNA Corp., 5.000%, 06/15/15	2,122
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	503
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	531
3,250	1.900%, 08/10/18	3,279
3,052	3.100%, 06/28/15	3,179
849	3.250%, 09/22/15	891
750	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	850

		208,862

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,110
5,000	5.600%, 05/15/15	5,358
1,375	5.800%, 03/15/18	1,593
1,670	5.875%, 06/15/14	1,718
6,820	Aflac, Inc., 2.650%, 02/15/17	7,108
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,465
	American International Group, Inc.,
260	4.875%, 09/15/16	287
1,108	5.600%, 10/18/16	1,239
2,343	Aon Corp., 3.500%, 09/30/15	2,453
	Berkshire Hathaway Finance Corp.,
674	1.300%, 05/15/18	663
1,470	1.600%, 05/15/17	1,488
6,615	5.100%, 07/15/14	6,809
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,095

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
	CNA Financial Corp.,
4,840	5.850%, 12/15/14	5,093
1,255	6.950%, 01/15/18	1,457
800	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	910
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	6,080
700	2.875%, 04/21/14 (e)	707
1,085	3.125%, 04/14/16 (e)	1,138
	Metropolitan Life Global Funding I,
3,250	1.500%, 01/10/18 (e)	3,211
1,700	2.000%, 01/09/15 (e)	1,729
5,081	2.500%, 09/29/15 (e)	5,247
1,900	3.125%, 01/11/16 (e)	1,981
2,850	5.125%, 06/10/14 (e)	2,920
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	591
920	2.450%, 07/14/16 (e)	956
5,665	3.000%, 05/04/15 (e)	5,863
	Pricoa Global Funding I,
4,120	1.600%, 05/29/18 (e)	4,033
5,995	5.450%, 06/11/14 (e)	6,148
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,299
	Principal Life Global Funding II,
2,141	1.000%, 12/11/15 (e)	2,147
730	1.125%, 09/18/15 (e)	734
2,969	2.250%, 10/15/18 (e)	2,978
1,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,069
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,692
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,315
2,561	6.250%, 06/20/16	2,903

		105,587

	Real Estate Investment Trusts (REITs) — 0.2%
705	Boston Properties LP, 5.000%, 06/01/15	749
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,494
825	5.950%, 02/15/17	923
	ERP Operating LP,
219	5.125%, 03/15/16	239
500	5.250%, 09/15/14	518
525	5.375%, 08/01/16	583
566	5.750%, 06/15/17	639
	HCP, Inc.,
2,300	2.700%, 02/01/14	2,307
1,095	6.700%, 01/30/18	1,281
4,212	7.072%, 06/08/15	4,581
	Simon Property Group LP,
1,001	2.150%, 09/15/17	1,025
1,738	4.200%, 02/01/15	1,795
438	5.100%, 06/15/15	468
2,355	5.250%, 12/01/16	2,626
825	6.100%, 05/01/16	918
1,125	6.750%, 05/15/14	1,139
1,060	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,105
3,050	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/01/16 (e)	3,415

		26,805

	Thrifts & Mortgage Finance — 0.0% (g)
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	533

	Total Financials	1,190,549

	Health Care — 0.7%
	Biotechnology — 0.1%
	Amgen, Inc.,
292	1.875%, 11/15/14	296
4,670	2.125%, 05/15/17	4,779
653	2.300%, 06/15/16	676
1,065	2.500%, 11/15/16	1,106
435	5.850%, 06/01/17	497
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,508
2,346	2.450%, 10/15/15	2,419

		11,281

	Health Care Equipment & Supplies — 0.0% (g)
255	Baxter International, Inc., 4.000%, 03/01/14	257
1,925	Medtronic, Inc., 3.000%, 03/15/15	1,990

		2,247

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,135
2,155	6.000%, 06/15/16	2,424
	Cardinal Health, Inc.,
315	1.900%, 06/15/17	320
1,469	4.000%, 06/15/15	1,542

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
	Express Scripts Holding Co.,
1,530	2.100%, 02/12/15	1,556
830	2.650%, 02/15/17	859
2,080	2.750%, 11/21/14	2,123
2,408	3.500%, 11/15/16	2,565
	Laboratory Corp. of America Holdings,
4,735	2.200%, 08/23/17	4,769
2,214	3.125%, 05/15/16	2,302
3,250	5.625%, 12/15/15	3,547
544	McKesson Corp., 0.950%, 12/04/15	544
	Medco Health Solutions, Inc.,
820	2.750%, 09/15/15	847
575	7.125%, 03/15/18	691
	Quest Diagnostics, Inc.,
1,545	3.200%, 04/01/16	1,609
800	5.450%, 11/01/15	863
	UnitedHealth Group, Inc.,
1,587	0.850%, 10/15/15	1,594
867	1.400%, 10/15/17	866
250	1.875%, 11/15/16	257
2,095	5.000%, 08/15/14	2,163
380	5.375%, 03/15/16	417
215	6.000%, 06/15/17	249
2,106	Ventas Realty LP, 1.550%, 09/26/16	2,121
	WellPoint, Inc.,
1,800	1.250%, 09/10/15	1,816
380	5.000%, 12/15/14	397
3,030	5.250%, 01/15/16	3,299

		40,875

	Life Sciences Tools & Services — 0.0% (g)
665	Life Technologies Corp., 3.500%, 01/15/16	694
2,455	Thermo Fisher Scientific, Inc., 5.000%, 06/01/15	2,599

		3,293

	Pharmaceuticals — 0.2%
1,385	AbbVie, Inc., 1.750%, 11/06/17	1,396
2,875	Actavis, Inc., 1.875%, 10/01/17	2,868
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	818
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	660
1,165	Hospira, Inc., 6.050%, 03/30/17	1,285
2,525	Merck Sharp & Dohme Corp., 4.750%, 03/01/15	2,662
369	Perrigo Co., Ltd., (Ireland), 1.300%, 11/08/16 (e)	370
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,768
1,495	Sanofi, (France), 1.250%, 04/10/18	1,471
3,650	Teva Pharmaceutical Finance Co., B.V., (Netherlands), 2.400%, 11/10/16	3,766
1,067	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	1,102

		23,166

	Total Health Care	80,862

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
3,510	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	3,744
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,227
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,921
1,300	7.650%, 05/01/16	1,509
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,014
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,118
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,378
	Textron, Inc.,
655	5.600%, 12/01/17	726
3,910	6.200%, 03/15/15	4,167
595	United Technologies Corp., 1.800%, 06/01/17	607

		19,411

	Commercial Services & Supplies — 0.2%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,141
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,731
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,264
3,313	6.375%, 03/11/15	3,540
1,800	7.125%, 12/15/17	2,111

		18,787

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	995

	Electrical Equipment — 0.1%
6,084	Eaton Corp., 1.500%, 11/02/17	6,007
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,780

		7,787

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Industrial Conglomerates — 0.1%
800	Cooper U.S., Inc., 5.450%, 04/01/15	849
4,323	Danaher Corp., 1.300%, 06/23/14	4,348
2,465	Eaton Corp., 0.950%, 11/02/15	2,474
3,100	General Electric Co., 5.250%, 12/06/17	3,553

		11,224

	Machinery — 0.0% (g)
220	Caterpillar, Inc., 5.700%, 08/15/16	247

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,721
1,450	5.750%, 03/15/18	1,676
2,900	Canadian Pacific Railway Co., (Canada), 6.500%, 05/15/18	3,420
4,595	CSX Corp., 6.250%, 04/01/15	4,939
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,957
1,012	2.750%, 03/15/17 (e)	1,051
3,038	5.600%, 05/01/15 (e)	3,236
1,476	6.200%, 11/01/16 (e)	1,675
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,210
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,586	2.500%, 07/11/14 (e)	3,620
4,355	3.125%, 05/11/15 (e)	4,481
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,685
1,000	3.600%, 03/01/16	1,050
	Union Pacific Corp.,
1,075	5.650%, 05/01/17	1,224
1,455	7.000%, 02/01/16	1,638

		39,583

	Total Industrials	98,034

	Information Technology — 0.8%
	Communications Equipment — 0.0% (g)
1,960	Cisco Systems, Inc., 5.500%, 02/22/16	2,171

	Computers & Peripherals — 0.2%
6,276	Apple, Inc., 0.450%, 05/03/16	6,258
6,900	EMC Corp., 1.875%, 06/01/18	6,893
	Hewlett-Packard Co.,
4,472	2.125%, 09/13/15	4,561
2,500	4.750%, 06/02/14	2,549

		20,261

	Electronic Equipment, Instruments & Components — 0.1%
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,664
	Arrow Electronics, Inc.,
1,312	3.000%, 03/01/18	1,334
5,285	3.375%, 11/01/15	5,489

		11,487

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,875
1,360	1.625%, 10/15/15	1,388

		4,263

	IT Services — 0.1%
300	Affiliated Computer Services, Inc., 5.200%, 06/01/15	318
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	2,003
1,375	0.875%, 10/31/14	1,382
5,860	1.950%, 07/22/16	6,046

		9,749

	Office Electronics — 0.1%
	Xerox Corp.,
634	2.950%, 03/15/17	652
4,540	4.250%, 02/15/15	4,718
1,390	6.750%, 02/01/17	1,590
3,305	8.250%, 05/15/14	3,416

		10,376

	Semiconductors & Semiconductor Equipment — 0.2%
2,943	Intel Corp., 1.950%, 10/01/16	3,039
	National Semiconductor Corp.,
6,197	3.950%, 04/15/15	6,486
1,988	6.600%, 06/15/17	2,325
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,797

		16,647

	Software — 0.1%
2,742	Intuit, Inc., 5.750%, 03/15/17	3,059
349	Microsoft Corp., 0.875%, 11/15/17	345
	Oracle Corp.,
1,210	1.200%, 10/15/17	1,202
5,155	5.250%, 01/15/16	5,649

		10,255

	Total Information Technology	85,209

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Materials — 0.8%
	Chemicals — 0.3%
2,135	Dow Chemical Co. (The), 2.500%, 02/15/16	2,208
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,928
3,225	3.250%, 01/15/15	3,328
2,840	5.250%, 12/15/16	3,196
	Ecolab, Inc.,
733	1.000%, 08/09/15	736
520	1.450%, 12/08/17	513
2,100	2.375%, 12/08/14	2,139
3,175	3.000%, 12/08/16	3,334
960	Monsanto Co., 2.750%, 04/15/16	1,006
	Potash Corp. of Saskatchewan, Inc., (Canada),
3,155	3.250%, 12/01/17	3,337
4,275	5.250%, 05/15/14	4,364
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,309
840	6.650%, 03/15/18	987
	Praxair, Inc.,
830	4.625%, 03/30/15	876
3,390	5.375%, 11/01/16	3,815
502	Rohm & Haas Co., 6.000%, 09/15/17	577

		34,653

	Construction Materials — 0.0% (g)
975	CRH America, Inc., 6.000%, 09/30/16	1,098

	Metals & Mining — 0.5%
3,990	Barrick Gold Corp., (Canada), 2.900%, 05/30/16	4,172
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,716
5,035	1.625%, 02/24/17	5,091
1,365	1.875%, 11/21/16	1,400
375	5.250%, 12/15/15	408
	Freeport-McMoRan Copper & Gold, Inc.,
5,660	1.400%, 02/13/15	5,703
2,417	2.150%, 03/01/17	2,423
530	Nucor Corp., 5.850%, 06/01/18	608
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	5,144
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,183
897	2.250%, 09/20/16	923
8,900	8.950%, 05/01/14	9,202
5,724	TCI Communications, Inc., 8.750%, 08/01/15	6,479
	Teck Resources Ltd., (Canada),
1,385	2.500%, 02/01/18	1,391
2,640	3.150%, 01/15/17	2,736

		51,579

	Total Materials	87,330

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
5,372	0.800%, 12/01/15	5,366
993	0.900%, 02/12/16	991
1,275	1.400%, 12/01/17	1,256
596	1.600%, 02/15/17	599
3,260	1.700%, 06/01/17	3,269
1,000	2.500%, 08/15/15	1,028
200	2.950%, 05/15/16	209
470	5.625%, 06/15/16	522
	BellSouth Corp.,
9,252	5.200%, 09/15/14	9,587
2,270	5.200%, 12/15/16	2,522
2,419	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	2,464
	Deutsche Telekom International Finance B.V., (Netherlands),
2,715	2.250%, 03/06/17 (e)	2,781
4,470	4.875%, 07/08/14	4,580
1,000	5.750%, 03/23/16	1,104
419	GTE Corp., 6.840%, 04/15/18	493
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,534
9,000	Orange SA, (France), 4.375%, 07/08/14	9,194
2,000	Qwest Corp., 7.500%, 10/01/14	2,104
2,057	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	2,107
	Telefonica Emisiones S.A.U., (Spain),
847	3.192%, 04/27/18	864
1,121	3.992%, 02/16/16	1,180
1,280	4.949%, 01/15/15	1,334
500	6.421%, 06/20/16	559
	Verizon Communications, Inc.,
2,340	1.250%, 11/03/14	2,355
579	2.500%, 09/15/16	601

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
15,000	5.550%, 02/15/16	16,472

		75,075

	Wireless Telecommunication Services — 0.2%
3,170	Alltel Corp., 7.000%, 03/15/16	3,583
	America Movil S.A.B. de C.V., (Mexico),
2,031	5.625%, 11/15/17	2,313
685	5.750%, 01/15/15	721
	Rogers Communications, Inc., (Canada),
2,900	6.750%, 03/15/15	3,118
1,335	7.500%, 03/15/15	1,450
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,530
4,340	1.625%, 03/20/17	4,359
4,075	4.150%, 06/10/14	4,151
1,396	5.625%, 02/27/17	1,575
1,435	5.750%, 03/15/16	1,585

		24,385

	Total Telecommunication Services	99,460

	Utilities — 1.0%
	Electric Utilities — 0.7%
1,189	American Electric Power Co., Inc., 1.650%, 12/15/17	1,179
4,295	Arizona Public Service Co., 6.250%, 08/01/16	4,862
	Commonwealth Edison Co.,
1,424	1.625%, 01/15/14	1,426
2,965	1.950%, 09/01/16	3,042
525	5.950%, 08/15/16	591
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	472
1,480	5.250%, 01/15/18	1,695
	Duke Energy Corp.,
505	2.150%, 11/15/16	521
1,565	3.350%, 04/01/15	1,619
1,520	3.950%, 09/15/14	1,560
2,133	6.300%, 02/01/14	2,152
1,019	Entergy Corp., 3.625%, 09/15/15	1,055
935	Entergy Louisiana LLC, 1.875%, 12/15/14	948
1,000	Exelon Corp., 4.900%, 06/15/15	1,057
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	834
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,056
5,840	Metropolitan Edison Co., 4.875%, 04/01/14	5,912
2,800	MidAmerican Energy Co., 4.650%, 10/01/14	2,898
600	Monongahela Power Co., Inc., 6.700%, 06/15/14	619
2,745	Nevada Power Co., Series L, 5.875%, 01/15/15	2,905
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	937
496	1.339%, 09/01/15	498
355	2.600%, 09/01/15	366
5,665	7.875%, 12/15/15	6,447
530	Ohio Power Co., Series K, 6.000%, 06/01/16	591
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,749
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	3,063
750	PacifiCorp, 4.950%, 08/15/14	774
	Peco Energy Co.,
1,567	1.200%, 10/15/16	1,580
2,076	5.000%, 10/01/14	2,152
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,217
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,064
	Progress Energy, Inc.,
370	5.625%, 01/15/16	406
295	6.050%, 03/15/14	299
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,446
1,150	Public Service Electric & Gas Co., 2.700%, 05/01/15	1,186
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,973
745	Southern California Edison Co., 4.150%, 09/15/14	767
	Southern Co. (The),
2,975	1.950%, 09/01/16	3,044
2,952	4.150%, 05/15/14	3,000
577	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	568
500	TECO Finance, Inc., 4.000%, 03/15/16	532
787	Virginia Electric and Power Co., 1.200%, 01/15/18	775
	Wisconsin Electric Power Co.,
1,815	6.000%, 04/01/14	1,847
1,125	6.250%, 12/01/15	1,249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
1,825	Xcel Energy, Inc., 0.750%, 05/09/16	1,818

		77,751

	Gas Utilities — 0.1%
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,258
	CenterPoint Energy Resources Corp.,
1,045	6.125%, 11/01/17	1,216
1,300	6.150%, 05/01/16	1,449
668	Southern California Gas Co., 5.500%, 03/15/14	677

		9,600

	Independent Power Producers & Energy Traders — 0.0% (g)
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,547
610	PPL Energy Supply LLC, 6.200%, 05/15/16	677
	PSEG Power LLC,
1,051	2.450%, 11/15/18	1,056
1,775	2.750%, 09/15/16	1,847
1,000	5.320%, 09/15/16	1,103

		6,230

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
1,000	4.950%, 01/15/15	1,044
1,320	6.375%, 07/15/16	1,485
	CenterPoint Energy, Inc.,
350	Series B, 5.950%, 02/01/17	397
800	6.850%, 06/01/15	868
2,725	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	3,061
1,317	Consumers Energy Co., Series P, 5.500%, 08/15/16	1,472
	Dominion Resources, Inc.,
808	1.400%, 09/15/17	802
1,000	1.800%, 03/15/14	1,004
335	2.250%, 09/01/15	345
650	Series C, 5.150%, 07/15/15	694
1,785	MidAmerican Energy Holdings Co., 1.100%, 05/15/17 (e)	1,785
2,108	National Grid plc, (United Kingdom), 6.300%, 08/01/16	2,387
2,180	Nisource Finance Corp., 6.400%, 03/15/18	2,537
	Sempra Energy,
1,210	2.000%, 03/15/14	1,215
1,880	6.500%, 06/01/16	2,129

		21,225

	Total Utilities	114,806

	Total Corporate Bonds (Cost $2,049,880)	2,079,776

Foreign Government Securities — 0.4%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	31,957
	Province of Ontario, (Canada),
1,370	2.300%, 05/10/16	1,424
6,530	2.950%, 02/05/15	6,733

	Total Foreign Government Securities (Cost $39,559)	40,114

Mortgage Pass-Through Securities — 5.4%
	Federal Home Loan Mortgage Corp.,
541	ARM, 1.720%, 08/01/37	561
1,971	ARM, 1.949%, 03/01/37	2,093
2,399	ARM, 2.026%, 05/01/37	2,535
1,903	ARM, 2.116%, 12/01/36	2,012
3,570	ARM, 2.208%, 10/01/36	3,812
1,550	ARM, 2.236%, 08/01/36	1,655
65	ARM, 2.256%, 01/01/27	69
496	ARM, 2.266%, 06/01/36	526
96	ARM, 2.342%, 12/01/27	103
1,143	ARM, 2.361%, 04/01/37	1,220
968	ARM, 2.434%, 12/01/36	1,024
1,832	ARM, 2.445%, 03/01/37 - 10/01/37	1,952
268	ARM, 2.459%, 03/01/35	287
1,669	ARM, 2.480%, 08/01/36	1,755
1,451	ARM, 2.542%, 08/01/37	1,545
245	ARM, 2.571%, 07/01/36	260
1,219	ARM, 2.576%, 11/01/36	1,297
2,127	ARM, 2.601%, 01/01/37	2,255
4,026	ARM, 2.730%, 06/01/37	4,309
7,503	ARM, 2.732%, 06/01/37	7,965
545	ARM, 2.736%, 08/01/37	571
88	ARM, 2.745%, 08/01/36	91
248	ARM, 2.752%, 04/01/37	266
4	ARM, 2.788%, 12/01/17	4
4,868	ARM, 2.832%, 03/01/35	5,176
2,840	ARM, 2.884%, 04/01/38	3,039
3,210	ARM, 2.906%, 10/01/35	3,435
2,260	ARM, 2.909%, 01/01/38	2,414
2,377	ARM, 2.915%, 03/01/36	2,541

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,235	ARM, 3.045%, 03/01/37	1,316
984	ARM, 3.066%, 02/01/37	1,047
6,803	ARM, 3.273%, 03/01/36	7,307
2	ARM, 5.751%, 01/01/27	2
387	ARM, 5.884%, 12/01/36	407
704	ARM, 6.270%, 11/01/37	751
255	ARM, 6.355%, 02/01/37	268
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
38,859	4.000%, 07/01/18 - 06/01/26	41,223
768	4.500%, 04/01/16 - 10/01/18	813
13,322	5.000%, 03/01/18 - 01/01/21	14,161
26,641	5.500%, 08/01/19 - 01/01/24	29,025
9,858	6.000%, 08/01/16 - 12/01/23	10,524
9,455	6.500%, 07/01/14 - 08/01/21	9,990
4,460	7.000%, 03/01/15 - 03/01/17	4,690
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,478	6.000%, 01/01/19 - 10/01/24	1,623
5,110	6.500%, 08/01/18 - 03/01/26	5,673
1	7.000%, 03/01/14	1
89	7.500%, 10/01/16 - 07/01/18	94
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
20,972	5.500%, 03/01/34 - 07/01/37	22,907
414	6.000%, 07/01/32	461
854	7.000%, 08/01/38	949
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
12,837	7.500%, 12/01/36	14,647
4,128	10.000%, 10/01/30	4,812
153	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	160
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
28	8.000%, 04/01/17 - 05/01/19	29
7	8.250%, 08/01/17	7
	Federal National Mortgage Association,
54	ARM, 1.327%, 08/01/37	57
2,980	ARM, 1.505%, 08/01/37	3,194
1,186	ARM, 1.587%, 04/01/37	1,228
2,407	ARM, 1.703%, 07/01/37	2,517
1,803	ARM, 1.818%, 02/01/37	1,879
2,500	ARM, 1.832%, 01/01/37	2,653
272	ARM, 1.898%, 01/01/35	289
27	ARM, 1.903%, 03/01/19	27
372	ARM, 2.044%, 07/01/37	385
530	ARM, 2.083%, 05/01/36	564
43	ARM, 2.123%, 07/01/37	46
118	ARM, 2.213%, 04/01/36	124
21	ARM, 2.240%, 06/01/27	22
1,444	ARM, 2.242%, 08/01/36	1,552
906	ARM, 2.244%, 12/01/35	961
17	ARM, 2.250%, 01/01/19	18
2,360	ARM, 2.265%, 11/01/37	2,503
507	ARM, 2.269%, 10/01/36	539
1,221	ARM, 2.274%, 09/01/34	1,291
3,270	ARM, 2.282%, 12/01/36	3,480
159	ARM, 2.295%, 12/01/36	169
820	ARM, 2.305%, 10/01/36	870
20	ARM, 2.314%, 07/01/27	21
1,734	ARM, 2.325%, 05/01/25 - 11/01/37	1,857
1	ARM, 2.345%, 10/01/27	1
4	ARM, 2.375%, 08/01/19	4
7	ARM, 2.396%, 08/01/36	7
561	ARM, 2.405%, 07/01/36	595
1,450	ARM, 2.420%, 08/01/36	1,558
343	ARM, 2.439%, 01/01/37	366
1,812	ARM, 2.461%, 11/01/37	1,921
216	ARM, 2.474%, 12/01/36	230
307	ARM, 2.484%, 08/01/36	325
3,176	ARM, 2.557%, 03/01/37	3,399
751	ARM, 2.582%, 04/01/37	802
43	ARM, 2.617%, 06/01/36	46
1,627	ARM, 2.636%, 08/01/36	1,733
1,217	ARM, 2.658%, 12/01/37	1,291
516	ARM, 2.665%, 12/01/36	553
4	ARM, 2.702%, 08/01/17	5
9	ARM, 2.723%, 10/01/25	9
3,580	ARM, 2.965%, 03/01/36	3,805
8	ARM, 3.000%, 11/01/16	8
4,617	ARM, 3.138%, 03/01/36	4,904
5,622	ARM, 3.145%, 03/01/36	5,969
3,801	ARM, 3.154%, 10/01/35	4,036
493	ARM, 3.509%, 04/01/38	521
538	ARM, 4.480%, 01/01/23	590
461	ARM, 5.623%, 03/01/47	492
	Federal National Mortgage Association, 15 Year, Single Family,
1,644	4.000%, 07/01/18 - 01/01/19	1,749
4,003	4.500%, 05/01/18 - 05/01/19	4,263

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
24,249	5.000%, 03/01/16 - 02/01/23	26,253
52,257	5.500%, 01/01/18 - 07/01/25	56,838
28,740	6.000%, 08/01/14 - 07/01/24	30,973
16,708	6.500%, 03/01/17 - 03/01/23	17,810
2,908	7.000%, 03/01/15 - 01/01/18	3,046
12	7.500%, 05/01/15	12
152	8.000%, 11/01/15 - 10/01/16	159
	Federal National Mortgage Association, 20 Year, Single Family,
1,411	5.500%, 05/01/27	1,547
2,218	6.000%, 03/01/18 - 04/01/24	2,442
3,539	6.500%, 01/01/14 - 03/01/25	3,931
1,066	7.000%, 08/01/20 - 08/01/21	1,167
4	7.500%, 06/01/16	4
19	8.000%, 07/01/14 - 11/01/15	20
	Federal National Mortgage Association, 30 Year, FHA/VA,
211	5.500%, 08/01/34	233
15	8.500%, 03/01/27	15
	Federal National Mortgage Association, 30 Year, Single Family,
28,406	5.000%, 10/01/39	31,152
27,907	5.500%, 12/01/32 - 04/01/37	30,748
28,581	6.000%, 04/01/35 - 01/01/38	31,826
21,670	6.500%, 03/01/26 - 10/01/38	24,069
9,101	7.000%, 04/01/37 - 08/01/37	10,123
106	8.000%, 12/01/30	121
5	8.500%, 09/01/21	5
26	9.000%, 02/01/31	27
25	9.500%, 07/01/28	29
9	10.000%, 02/01/24	9
	Federal National Mortgage Association, Other,
192	4.000%, 07/01/17	204
291	4.500%, 12/01/19	305
19	5.000%, 01/01/14 - 05/01/14	20
996	5.500%, 06/01/16 - 09/01/17	1,055
534	6.000%, 09/01/17	568
	Government National Mortgage Association II,
177	ARM, 1.625%, 07/20/21 - 01/20/28	184
73	ARM, 2.000%, 08/20/16 - 09/20/22	76
13	ARM, 2.500%, 12/20/17 - 05/20/21	13
35	ARM, 3.000%, 01/20/16 - 05/20/20	36
5	ARM, 3.500%, 10/20/17 - 12/20/17	5
11	ARM, 4.000%, 11/20/15 - 08/20/18	11
	Government National Mortgage Association II, 30 Year, Single Family,
7,709	6.000%, 09/20/38	8,660
15,502	7.000%, 08/20/38 - 09/20/38	17,807
17	7.500%, 09/20/28	20
38	8.000%, 09/20/26 - 12/20/27	45
49	8.500%, 03/20/25 - 04/20/25	57
	Government National Mortgage Association, 15 Year, Single Family,
1	6.000%, 04/15/14	1
3,007	6.500%, 10/15/23	3,294
	Government National Mortgage Association, 30 Year, Single Family,
6,589	6.500%, 09/15/38	7,405
14	8.500%, 04/15/25	17
10	9.000%, 09/15/24 - 10/15/26	11
279	9.500%, 07/15/20 - 12/15/25	309
4	12.000%, 11/15/19	4

	Total Mortgage Pass-Through Securities (Cost $597,620)	605,753

Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $885)	919

U.S. Government Agency Securities — 10.9%
	Federal Farm Credit Bank,
8,000	2.625%, 04/17/14	8,075
1,580	3.000%, 02/12/14	1,589
5,000	3.000%, 09/22/14	5,114
	Federal Home Loan Bank,
12,225	0.250%, 01/16/15	12,236
5,600	1.375%, 05/28/14	5,633
25,865	2.375%, 03/14/14	26,031
15,085	2.500%, 06/13/14	15,273
13,730	2.750%, 12/12/14	14,096
23,405	2.750%, 03/13/15	24,160
21,685	3.125%, 03/11/16	22,999
2,775	4.500%, 02/18/15	2,919
24,980	5.000%, 03/14/14	25,319
29,755	5.375%, 06/13/14	30,576
6,670	7.000%, 08/15/14	6,990
	Federal Home Loan Mortgage Corp.,
16,400	0.350%, 12/05/14	16,428
30,000	1.000%, 07/30/14	30,171
50,100	1.000%, 08/20/14	50,392

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
50,000	1.000%, 08/27/14	50,324
25,100	1.350%, 04/29/14	25,227
10,000	1.750%, 09/10/15	10,257
65,200	2.000%, 08/25/16	67,737
75,000	2.500%, 05/27/16	78,669
50,000	4.375%, 07/17/15	53,359
25,000	4.500%, 01/15/14	25,129
15,960	4.500%, 04/02/14	16,189
10,000	4.875%, 06/13/18	11,531
75,196	5.000%, 01/30/14	75,788
65,505	5.000%, 07/15/14	67,469
35,000	5.250%, 04/18/16	38,967
	Federal National Mortgage Association,
30,000	0.375%, 03/16/15	30,061
30,000	0.375%, 12/21/15	30,010
20,000	0.375%, 07/05/16	19,917
28,000	0.500%, 05/27/15	28,100
15,650	0.875%, 05/21/18	15,357
70,000	1.125%, 04/27/17	70,771
20,000	1.250%, 09/28/16	20,377
5,000	1.250%, 01/30/17	5,089
71,200	1.375%, 11/15/16	72,770
20,000	1.625%, 10/26/15	20,492
22,000	2.250%, 03/15/16	22,898
5,700	Zero Coupon, 07/05/14	5,692
20,000	2.375%, 07/28/15	20,690
20,000	2.375%, 04/11/16	20,889
5,000	2.500%, 05/15/14	5,054
10,000	5.000%, 04/15/15	10,650
3,315	5.000%, 03/15/16	3,657
11,200	Federal National Mortgage Association STRIPS, Zero Coupon, 07/15/16	10,950

	Total U.S. Government Agency Securities (Cost $1,224,209)	1,232,071

U.S. Treasury Obligations — 42.5%
	U.S. Treasury Notes,
50,000	0.125%, 04/30/15	49,947
5,000	0.250%, 02/28/14	5,002
30,000	0.250%, 03/31/14	30,011
40,000	0.250%, 01/15/15	40,033
70,000	0.250%, 02/15/15	70,044
65,000	0.250%, 08/15/15	65,005
155,000	0.250%, 09/15/15	154,976
26,000	0.250%, 09/30/15	25,998
80,000	0.250%, 10/15/15	79,975
10,000	0.375%, 11/15/14	10,020
30,000	0.375%, 04/15/15	30,074
65,000	0.375%, 06/15/15	65,152
65,000	0.375%, 06/30/15	65,152
10,000	0.375%, 02/15/16	10,009
45,000	0.375%, 03/15/16	45,028
75,000	0.500%, 08/15/14	75,182
85,000	0.500%, 10/15/14	85,256
30,000	0.500%, 07/31/17	29,618
20,000	0.750%, 06/15/14	20,066
105,000	0.875%, 11/30/16	105,927
53,165	0.875%, 12/31/16	53,593
60,000	0.875%, 01/31/17	60,431
45,000	0.875%, 04/30/17	45,197
125,000	1.000%, 05/15/14 (m)	125,493
125,000	1.000%, 08/31/16 (m)	126,748
120,000	1.000%, 09/30/16	121,641
125,000	1.000%, 10/31/16	126,611
55,000	1.250%, 02/15/14 (m)	55,127
105,000	1.250%, 04/15/14	105,435
85,000	1.250%, 08/31/15	86,481
70,000	1.250%, 09/30/15	71,263
55,000	1.250%, 10/31/15	56,025
50,000	1.250%, 10/31/18	49,793
20,000	1.375%, 11/30/15	20,431
50,000	1.375%, 09/30/18	50,156
40,000	1.500%, 06/30/16	41,116
96,620	1.500%, 07/31/16 (m)	99,277
170,000	1.750%, 07/31/15	174,257
110,000	1.750%, 05/31/16 (m)	113,670
75,000	1.875%, 02/28/14	75,319
30,750	1.875%, 04/30/14	30,971
160,000	1.875%, 06/30/15	164,150
140,000	2.000%, 01/31/16	145,086
50,000	2.000%, 04/30/16	51,941
5,000	2.125%, 11/30/14	5,097
40,000	2.125%, 05/31/15	41,139
30,000	2.125%, 12/31/15	31,134
125,000	2.125%, 02/29/16	130,010
103,720	2.375%, 08/31/14	105,426
80,000	2.375%, 10/31/14	81,612
100,000	2.375%, 02/28/15	102,699
75,000	2.375%, 03/31/16	78,521
10,000	2.375%, 07/31/17	10,547
125,000	2.500%, 04/30/15	129,043

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
30,000	2.625%, 07/31/14	30,492
40,000	2.625%, 04/30/16	42,159
35,000	2.750%, 11/30/16	37,250
35,000	3.125%, 10/31/16	37,592
41,835	3.125%, 01/31/17	45,074
37,000	3.125%, 04/30/17	39,960
100,000	3.250%, 12/31/16	108,055
170,000	4.000%, 02/15/15 (m)	177,750
65,000	4.125%, 05/15/15	68,677
74,675	4.250%, 08/15/14	76,822
15,000	4.250%, 11/15/14	15,581
190,000	4.250%, 08/15/15 (m)	202,944
45,000	4.500%, 11/15/15	48,700
45,000	4.500%, 02/15/16	49,120

	Total U.S. Treasury Obligations (Cost $4,786,279)	4,808,091

Loan Assignments — 0.1%
	Financials — 0.1%
	Real Estate Management & Development — 0.1%
	Invitation Homes, Revolving Loan,
8,339	VAR, 3.750%, 03/15/15 (i)	8,298

	Total Loan Assignments (Cost $8,339)	8,298

SHARES
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
2,414	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $2,414)	2,414

	Total Investments — 99.5% (Cost $11,184,169)	11,252,415
	Other Assets in Excess of Liabilities — 0.5%	57,326

	NET ASSETS — 100.0%	$11,309,741

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2013.
CDO	—	Collateralized Debt Obligation
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2013.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,296
Aggregate gross unrealized depreciation	(29,050)

Net unrealized appreciation/depreciation	$68,246

Federal income tax cost of investments	$11,184,169

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$700,782	$173,554	$874,336
Collateralized Mortgage Obligations
Agency CMO	—	728,054	25,498	753,552
Non-Agency CMO	—	150,058	12,513	162,571

Total Collateralized Mortgage Obligations	—	878,112	38,011	916,123

Commercial Mortgage-Backed Securities	—	551,610	132,910	684,520
Corporate Bonds
Consumer Discretionary	—	95,432	—	95,432
Consumer Staples	—	84,006	—	84,006
Energy	—	144,088	—	144,088
Financials	—	1,190,549	—	1,190,549
Health Care	—	80,862	—	80,862
Industrials	—	98,034	—	98,034
Information Technology	—	85,209	—	85,209
Materials	—	87,330	—	87,330
Telecommunication Services	—	99,460	—	99,460
Utilities	—	114,806	—	114,806

Total Corporate Bonds	—	2,079,776	—	2,079,776

Foreign Government Securities	—	40,114	—	40,114
Mortgage Pass-Through Securities	—	605,753	—	605,753
Supranational	—	919	—	919
U.S. Government Agency Securities	—	1,232,071	—	1,232,071
U.S. Treasury Obligations	—	4,808,091	—	4,808,091
Loan Assignment Financials	—	—	8,298	8,298
Short-Term Investment
Investment Company	2,414	—	—	2,414

Total Investments in Securities	$2,414	$10,897,228	$352,773	$11,252,415

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Short Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$150,545	$—	$(1,499)	$56	$113,844	$(91,776)	$2,384	$—	$173,554
Collateralized Mortgage Obligation
Agency CMO	74,601	(119)	(956)	(837)	—	(2,514)	1,392	(46,069)	25,498
Non-Agency CMO	24,935	—	(142)	1	19,109	(11,664)	—	(19,726)	12,513
Commercial Mortgage-Backed Securities	217,901	—	(585)	(52)	16,395	(38,542)	—	(62,207)	132,910
Loan Assignment — Financials	—	—	(41)	—	9,939	(1,600)	—	—	8,298

Total	$467,982	$(119)	$(3,223)	$(832)	$159,287	$(146,096)	$3,776	$(128,002)	$352,773

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately ($3,231).

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	93,739	Discounted Cash Flow	Constant Prepayment Rate	0%-100.00% (19.61%)
			Constant Default Rate	0%-16.00% (0.58%)
			PSA Prepayment Model	287.00%-473.00% (330.00%)
			Yield (Discount Rate of Cash Flows)	(4.49%)-19.15% (3.19%)
Asset-Backed Securities	93,739

Total	93,739

# The table above does not include Level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $259,034,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
601	Federal National Mortgage Association REMIC, Series 2002-36, Class FS, VAR, 0.666%, 06/25/32 (Cost $601)	602

Municipal Bonds — 87.1% (t)
	Alabama — 1.9%
	Other Revenue — 1.8%
7,350	Alabama Public School & College Authority, Capital Improvement, Series C, Rev., 5.000%, 09/01/22	8,672
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,070
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,483
26,485	Industrial Development Board of the City of Mobile, Pollution Control, Rev., VAR, 0.450%, 09/23/14	26,484

		39,709

	Prerefunded — 0.1%
3,000	Birmingham Water Works and Sewer Board, Series A, Rev., NATL-RE, FGIC, 5.000%, 01/01/14 (p)	3,013

	Total Alabama	42,722

	Alaska — 1.1%
	General Obligation — 1.1%
13,705	North Slope Borough, Series A, GO, 1.000%, 06/30/14	13,772
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	9,511
2,000	Series B, GO, 5.000%, 08/01/18	2,356

	Total Alaska	25,639

	Arizona — 0.8%
	Certificate of Participation/Lease — 0.1%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/13 (p)	3,626

	General Obligation — 0.3%
3,755	Maricopa County, Unified School District No.11-Peoria, GO, 5.000%, 07/01/18	4,351
1,950	University of Arizona, Board of Regents, Series B, COP, 5.000%, 06/01/16	2,152

		6,503

	Other Revenue — 0.4%
1,560	Arizona State Water Infrastructure Finance Authority, Water Quality, Rev., 5.000%, 10/01/23	1,833
5,000	Phoenix City Civic Improvement Corp., Transportation Excise Tax, Light Rail Project, Rev., 5.000%, 07/01/20	5,886
1,000	Yuma County Jail District, Rev., AMBAC, 4.750%, 07/01/15 (p)	1,070

		8,789

	Total Arizona	18,918

	California — 6.4%
	General Obligation — 1.6%
	Glendale Redevelopment Agency, Successor Agency,
500	Tax Allocation, AGM, 3.000%, 12/01/15	522
500	Tax Allocation, AGM, 4.000%, 12/01/16	544
1,595	Perris Union High School District, Series A, GO, AGM, 2.000%, 09/01/14	1,614
1,200	San Diego Community College District, GO, 5.000%, 08/01/18	1,422
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	10,105
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,653
	State of California,
5,000	GO, VAR, 4.000%, 12/01/16 (w)	5,400
10,000	GO, VAR, 4.000%, 12/01/17 (w)	10,970
3,585	State of California, Various Purpose, GO, 4.000%, 10/01/15	3,829

		36,059

	Other Revenue — 4.8%
2,500	Alameda County Joint Powers Authority, Rev., 4.000%, 12/01/14	2,593
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,303
	California Health Facilities Financing Authority, St. Joseph Health System Obligated Group,
5,000	Series C, Rev., VAR, 5.000%, 10/15/19	5,675
10,000	Series D, Rev., VAR, 5.000%, 10/15/20	11,325
5,000	California State Department of Water Resources, Central Valley Project Water System, Series AI, Rev., 5.000%, 12/01/17	5,852
5,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.000%, 05/01/19	5,923

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	California State Public Works Board, Various Capital Projects,
2,000	Series A, Rev., 4.000%, 04/01/14	2,026
8,815	Series A, Rev., 5.000%, 04/01/15	9,362
	City of Los Angeles Department of Airports,
1,015	Series C, Rev., 4.000%, 05/15/18	1,146
1,000	Series C, Rev., 5.000%, 05/15/19	1,186
5,000	City of Los Angeles Department of Water & Power, Power System, Series A, Rev., 4.000%, 07/01/17	5,598
4,250	City of Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/16	4,755
2,500	City of Los Angeles Municipal Improvement Corp., Series A, Rev., 5.000%, 03/01/15	2,635
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,765
1,250	Series A, Rev., 5.000%, 06/01/19	1,487
	Contra Costa County Transportation Authority, Sales Tax,
1,000	Series B, Rev., 4.000%, 03/01/18	1,132
1,600	Series B, Rev., 5.000%, 03/01/18	1,879
1,750	Series B, Rev., 5.000%, 03/01/19	2,078
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/19	11,535
5,000	Metropolitan Water District of Southern California, Series C, Rev., 5.000%, 07/01/18	5,892
150	Ontario Public Financing Authority, Rev., 4.000%, 07/01/15 (w)	159
	Redlands Financing Authority, Solid Waste,
1,500	Series A, Rev., 5.000%, 09/01/21 (w)	1,758
1,380	Series A, Rev., 5.000%, 09/01/22 (w)	1,612
910	Series A, Rev., 5.000%, 09/01/23 (w)	1,059
10,000	Regents of the University of California, Series AK, Rev., VAR, 5.000%, 05/15/48	11,702
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.000%, 10/15/18	734
780	Rev., 5.000%, 10/15/19	893
820	Rev., 5.000%, 10/15/20	932
	West Sacramento Financing Authority, Water Refunding and Water System Improvement Project,
1,530	Rev., 5.000%, 10/01/20	1,757
740	Rev., 5.000%, 10/01/21	847

		106,600

	Total California	142,659

	Colorado — 1.4%
	General Obligation — 0.4%
	Denver Urban Renewal Authority,
1,750	Series A-1, Tax Allocation, 5.000%, 12/01/14	1,831
1,850	Series A-1, Tax Allocation, 5.000%, 12/01/16	2,072
5,000	Regional Transportation District, Series A, COP, 5.000%, 06/01/18	5,727

		9,630

	Other Revenue — 0.4%
1,250	Colorado Educational & Cultural Facilities Authority, University of Denver Project, Rev., 4.000%, 03/01/15	1,302
7,400	Colorado Housing and Finance Authority, Colorado Unemployment Compensation Fund, Series A, Rev., 5.000%, 05/15/14	7,563
1,000	County of Boulder, Rev., 5.000%, 12/15/16	1,132

		9,997

	Prerefunded — 0.1%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,290

	Transportation — 0.5%
10,000	Colorado Department of Transportation, Series B, Rev., RAN, NATL-RE, 5.500%, 06/15/14	10,290

	Total Colorado	32,207

	Connecticut — 1.8%
	General Obligation — 1.2%
5,000	City of Stamford, Series C, GO, 3.000%, 07/01/14	5,084
6,005	State of Connecticut, Series A, GO, AGM, 5.000%, 12/15/16	6,799
	State of Connecticut, Economic Recovery,
5,570	Series A, GO, 5.000%, 01/01/14 (p)	5,594
2,000	Series A, GO, VRDO, 0.450%, 07/01/16	2,000

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
5,050	State of Connecticut, Second Lien, Transportation Infrastructure, Special Tax, Series 1, 5.000%, 02/01/15	5,332
1,000	Town of Glastonbury, GO, 5.000%, 05/15/14	1,023

		25,832

	Other Revenue — 0.6%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
425	Series B, Subseries B-1, Rev., 0.900%, 05/15/16	427
375	Series B-1, Rev., 0.550%, 05/15/15	376
1,000	South Central Connecticut Regional Water Authority, Water System, Series B, Rev., 5.000%, 08/01/20	1,171
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,953
5,750	Series B, Rev., 5.000%, 12/01/17	6,678

		13,605

	Total Connecticut	39,437

	Delaware — 1.2%
	General Obligation — 1.2%
	State of Delaware,
120	GO, 5.000%, 07/01/19	143
8,500	Series 2009C, GO, 5.000%, 10/01/16	9,585
14,590	Series A, GO, 5.000%, 07/01/17	16,827

	Total Delaware	26,555

	District of Columbia — 0.7%
	General Obligation — 0.2%
5,000	District of Columbia, Series A, GO, AMBAC, 5.000%, 06/01/15	5,354

	Other Revenue — 0.5%
5,000	District of Columbia, Income Tax Secured, Series C, Rev., 5.000%, 12/01/18	5,905
	Metropolitan Washington Airports Authority, Airport System,
2,625	Series C, Rev., 5.000%, 10/01/20	3,076
1,475	Series C, Rev., 5.000%, 10/01/21	1,723

		10,704

	Total District of Columbia	16,058

	Florida — 2.3%
	General Obligation — 0.6%
	Reedy Creek Improvement District,
2,500	Series A, GO, 5.000%, 06/01/24	2,826
1,000	Series B, GO, 4.000%, 06/01/19	1,114
3,500	Series B, GO, AMBAC, 5.000%, 06/01/17	3,728
5,850	State of Florida, Board of Education, Series A, GO, 5.000%, 06/01/15	6,266

		13,934

	Other Revenue — 1.4%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20	1,959
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,161
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	629
3,500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	3,528
6,000	Escambia County, Pollution Control, Rev., VAR, 1.550%, 06/15/16	6,048
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	5,420
4,140	Jea Electric System, Series A, Rev., 5.000%, 10/01/16	4,663
1,000	Lee County, Rev., 5.000%, 10/01/17	1,140
	Lee County, Water & Sewer,
250	Series A, Rev., 5.000%, 10/01/20	293
550	Series B, Rev., 5.000%, 10/01/20	644
1,700	Orlando Utilities Commission System, Series C, Rev., 5.000%, 10/01/15	1,845
3,000	Tampa Sports Authority, Sales Tax, Rev., AGM, 5.000%, 01/01/16	3,150

		31,480

	Water & Sewer — 0.3%
5,000	Tampa Bay Water Utility System, Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,446

	Total Florida	50,860

	Georgia — 3.3%
	General Obligation — 2.6%
1,500	Association County Commissioners of Georgia Leasing Program, Effingham County Project, COP, 4.000%, 09/01/16	1,608
1,065	Bryan County School District, GO, 4.000%, 08/01/17	1,190

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
4,210	Bulloch County School District, Sales Tax, Series A, GO, 4.000%, 05/01/16	4,555
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,786
5,305	Education Reform Success, Inc., Atlanta Independent School System Project, Series B, COP, 5.000%, 03/01/15	5,596
3,065	Gwinnett County School District, Series B-1, GO, 5.000%, 02/01/15	3,237
3,100	Henry County School District, GO, NATL-RE, FGIC, 5.000%, 08/01/14 (p)	3,200
	State of Georgia,
5,000	Series E, GO, 4.000%, 09/01/18	5,667
14,800	Series I, GO, 5.000%, 07/01/18	17,406
8,165	Series I, GO, 5.000%, 07/01/21	9,787

		58,032

	Other Revenue — 0.7%
3,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VAR, 1.400%, 04/01/15	3,025
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,341
1,685	Rev., 5.000%, 12/01/16	1,901
1,000	City of Atlanta, Water & Wastewater, Rev., AGM, 5.000%, 11/01/14 (p)	1,044
3,200	City of Atlanta, Water & Wastewater, Revenue Refunding, Series B, Rev., 5.000%, 11/01/15	3,481
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 06/21/18	3,983

		14,775

	Total Georgia	72,807

	Hawaii — 1.3%
	General Obligation — 1.3%
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,454
10,160	Series DY, GO, 5.000%, 02/01/20	11,981
5,000	Series EA, GO, 5.000%, 12/01/16	5,658
7,640	Series EF, GO, 5.000%, 11/01/21	9,061

	Total Hawaii	29,154

	Illinois — 3.4%
	General Obligation — 1.0%
	Chicago Park District, Harbor Facilities,
2,350	Series D, GO, 5.000%, 01/01/15	2,464
1,000	Series D, GO, 5.000%, 01/01/20 (w)	1,133
2,000	Series D, GO, 5.000%, 01/01/21	2,250
5,000	City of Chicago, Board of Education, Series A, GO, NATL-RE, 5.000%, 12/01/14	5,202
3,460	County of Winnebago, Series A, GO, 4.000%, 12/30/19	3,863
	Du Page Cook & Will Counties Community College District No. 502,
1,530	Series B, GO, 4.000%, 01/01/15	1,591
1,585	Series B, GO, 4.000%, 01/01/16	1,699
1,120	Village of Schaumburg, Series A, GO, 4.000%, 12/01/18	1,261
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,479

		21,942

	Other Revenue — 1.1%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,851
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,874
650	Illinois Finance Authority, Northwestern University, Subseries C, Rev., VAR, 1.750%, 03/03/14	652
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,730
3,565	Northwest Suburban Municipal Joint Action Water Agency, Cook, DuPage and Kane Counties, Water Supply System, Rev., 4.000%, 05/01/21	3,870
5,000	State of Illinois, Unemployment Insurance Fund Building Receipts, Series A, Rev., 5.000%, 06/15/16	5,550

		24,527

	Prerefunded — 1.3%
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p)	6,804
	Illinois State Toll Highway Authority, Senior Priority,
14,425	Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	16,101

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded –– Continued
5,720	University of Illinois, Auxiliary Facilities System, Rev., NATL-RE, 5.000%, 04/01/16 (p)	6,326

		29,231

	Total Illinois	75,700

	Indiana — 1.9%
	Education — 0.1%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,452

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,090

	Other Revenue — 1.0%
800	County of Dearborn, Aurora School Building Corp., First Mortgage Refunding & Improvement, Rev., 4.000%, 07/15/16 (w)	869
	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement,
300	Rev., 4.000%, 07/15/17 (w)	332
265	Rev., 5.000%, 07/15/18	308
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.000%, 07/01/19	723
1,000	Franklin Township-Marion County Multiple School Building Corp., First Mortgage, Rev., 5.000%, 07/10/14	1,029
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,114
	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project,
1,170	Series B, Rev., 5.000%, 02/01/19	1,333
640	Series B, Rev., 5.000%, 02/01/21	718
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 4.000%, 02/01/15	5,222
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,225
1,000	Series A, Rev., 5.000%, 01/01/18	1,153
1,250	Series A, Rev., 5.000%, 01/01/19	1,457
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., 5.250%, 07/01/19 (p)	897
	Indianapolis Local Public Improvement Bond Bank,
2,100	Series D, Rev., 5.000%, 06/01/14	2,150
3,320	Series D, Rev., 5.000%, 06/01/17	3,768

		23,298

	Prerefunded — 0.7%
3,855	Franklin Community Multi-School Building Corp., First Mortgage, Rev., FGIC, 5.000%, 07/15/14 (p)	3,972
	Indiana Transportation Finance Authority,
11,100	Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	11,386

		15,358

	Total Indiana	42,198

	Iowa — 0.1%
	Other Revenue — 0.1%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,000

	Kansas — 0.5%
	General Obligation — 0.1%
915	Johnson County Park & Recreation District, Series A, COP, 4.000%, 09/01/16	995

	Other Revenue — 0.3%
200	City of Wichita, Hospital Facilities, Refunding and Improvement, Series IV-A, Rev., 4.000%, 11/15/14 (p)	207
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,043
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,935
	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien,
1,000	Rev., 4.000%, 12/01/15	1,070
1,000	Rev., 5.000%, 12/01/16	1,125

		7,380

	Prerefunded — 0.1%
1,795	Kansas Development Finance Authority, Public Water Supply, Series DW-1, Rev., 3.250%, 04/01/17 (p)	1,946

	Total Kansas	10,321

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kentucky — 1.2%
	Other Revenue — 1.0%
2,000	Country of Louisville/Jefferson, Gas and Electric Company Project, Rev., VAR, 08/01/19	2,001
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,107
5,125	Kentucky State Property & Buildings Commission, Project 93, Rev., AGC, 5.250%, 02/01/19	6,038
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,783
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.125%, 02/01/18 (p)	3,025
7,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 1.650%, 04/03/17	7,031

		21,985

	Prerefunded — 0.2%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	5,725

	Total Kentucky	27,710

	Louisiana — 1.5%
	General Obligation — 0.8%
	State of Louisiana,
5,000	Series A, GO, 5.000%, 08/01/19	5,924
3,760	Series B, GO, 5.000%, 05/15/14	3,844
7,000	Series B, GO, 5.000%, 11/15/18	8,272

		18,040

	Other Revenue — 0.6%
1,460	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 3.000%, 05/01/14	1,478
5,085	State of Louisiana, Office Facilities Corp., Capitol Complex Program, Rev., 5.000%, 11/01/17	5,816
	Tobacco Settlement Financing Corp., Asset-Backed,
2,500	Series A, Rev., 5.000%, 05/15/16	2,707
2,250	Series A, Rev., 5.000%, 05/15/17	2,481

		12,482

	Prerefunded — 0.1%
3,010	City of Baton Rouge/Parish of East Baton Rouge, Public Improvement, Series ST, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,066

	Total Louisiana	33,588

	Maine — 0.4%
	General Obligation — 0.3%
6,000	State of Maine, Series B, GO, 5.000%, 06/01/18	7,037

	Prerefunded — 0.1%
2,000	Maine Municipal Bond Bank, Series B, Rev., 5.000%, 11/01/14 (p)	2,089

	Total Maine	9,126

	Maryland — 3.9%
	General Obligation — 3.5%
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15	1,691
	County of Baltimore, Consolidated Public Improvement,
10,000	GO, 5.000%, 08/01/21	11,946
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,383
1,140	County of Prince George’s, Consolidated Public Improvement, Series A, GO, 5.000%, 09/15/22	1,350
3,250	Harford County, Public Improvement, GO, 4.500%, 12/01/13	3,250
5,000	Maryland State Refunding, State and Local Facilities Loan, Series A, GO, 5.000%, 03/01/21	5,978
12,795	State of Maryland, Local Facilities Loan, Series A, GO, 5.000%, 08/01/20	15,329
	State of Maryland, State & Local Facilities Loan,
3,650	Series B, GO, 5.000%, 03/15/16	4,034
17,780	Series B, GO, 5.000%, 03/15/18	20,786
11,275	State of Maryland, State and Local Facilities, Series A, GO, 5.000%, 11/01/14	11,777

		78,524

	Other Revenue — 0.4%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,518
2,070	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/17	2,357

		7,875

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.0% (g)
1,010	County of Prince George’s, Public Improvement, GO, NATL-RE, 4.000%, 10/01/15 (p)	1,078

	Total Maryland	87,477

	Massachusetts — 2.3%
	Education — 0.3%
7,250	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., 5.000%, 05/15/15	7,749

	General Obligation — 0.1%
1,450	City of Boston, Series A, GO, 4.000%, 04/01/19	1,640
1,295	Commonwealth of Massachusetts, Series A, GO, 5.000%, 03/01/15 (p)	1,372

		3,012

	Other Revenue — 1.2%
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,624
	Massachusetts Development Finance Agency, Boston College,
2,000	Series S, Rev., 4.000%, 07/01/15 (w)	2,117
2,300	Series S, Rev., 5.000%, 07/01/16 (w)	2,566
5,000	Series S, Rev., 5.000%, 07/01/17	5,752
4,690	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	4,800
1,900	Massachusetts State College Building Authority, Series A, Rev., AMBAC, 5.000%, 05/01/16 (p)	2,108
5,385	Massachusetts State Health & Educational Facilities, Harvard University, Series A, Rev., 5.000%, 12/15/21	6,473

		26,440

	Prerefunded — 0.5%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,116
500	Series B, GO, 5.000%, 08/01/14 (p)	516
2,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., NATL-RE, 5.000%, 08/15/15 (p)	2,160
2,345	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	2,457
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., NATL-RE, 5.250%, 11/01/14 (p)	3,679

		10,928

	Special Tax — 0.2%
3,360	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,461

	Total Massachusetts	51,590

	Michigan — 1.2%
	General Obligation — 0.3%
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,748
4,400	State of Michigan, GO, 5.500%, 12/01/15	4,846

		6,594

	Other Revenue — 0.8%
2,060	Lansing Board of Water & Light, Utility System, Series A, Rev., 5.000%, 07/01/16	2,276
2,110	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/16	2,375
2,250	Michigan Finance Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/21	2,655
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,418
675	Series B, Rev., 4.000%, 11/01/19	739
455	Series B, Rev., 4.000%, 11/01/20	491
6,355	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/20	7,133

		17,087

	Transportation — 0.1%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	2,951

	Total Michigan	26,632

	Minnesota — 2.4%
	General Obligation — 2.3%
5,650	Metropolitan Council, Series E, GO, 5.000%, 09/01/14	5,857
	State of Minnesota,
5,260	GO, 5.000%, 08/01/21	6,279
11,885	Series A, GO, 5.000%, 08/01/18	13,976

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	State of Minnesota, Trunk Highway,
2,000	Series B, GO, 5.000%, 08/01/15	2,158
5,000	Series B, GO, 5.000%, 10/01/17	5,800
10,000	Series B, GO, 5.000%, 08/01/18	11,759
5,555	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 10/01/15	6,034

		51,863

	Hospital — 0.1%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,090

	Total Minnesota	53,953

	Mississippi — 0.1%
	General Obligation — 0.1%
2,000	State of Mississippi, Nissan North America, Inc. Project, Series B, GO, 5.000%, 11/01/15	2,178

	Missouri — 1.2%
	General Obligation — 0.1%
2,130	Columbia School District, GO, 4.000%, 03/01/14	2,151

	Other Revenue — 1.1%
	Bi-State Development Agency, Metropolitan District, Sales Tax Appropriation, Combined Lien,
2,100	Series A, Rev., 5.000%, 10/01/17	2,419
2,000	Series A, Rev., 5.000%, 10/01/20	2,349
1,750	Series A, Rev., 5.000%, 10/01/21	2,049
	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility,
2,010	Series B, Rev., 5.000%, 08/15/19	2,334
3,230	Series B, Rev., 5.000%, 08/15/20	3,743
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,146
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,846
1,250	Series B, Rev., 5.000%, 09/01/18	1,443
4,500	Missouri State Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Rev., 1.250%, 07/01/17	4,449

		24,778

	Total Missouri	26,929

	Nebraska — 0.7%
	General Obligation — 0.1%
1,680	City of Omaha, Various Purpose, Series A, GO, 4.000%, 11/15/16	1,847

	Other Revenue — 0.6%
	Central Plains Energy Project, Gas Project No. 3,
1,400	Rev., 4.000%, 09/01/14	1,430
2,000	Rev., 5.000%, 09/01/17	2,213
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	1,987
	Nebraska Public Power District,
1,175	Series A, Rev., 5.000%, 01/01/16	1,286
5,780	Series A, Rev., 5.000%, 01/01/19	6,752

		13,668

	Total Nebraska	15,515

	Nevada — 0.3%
	Other Revenue — 0.3%
2,000	State of Nevada, Motor Vehicle Fuel Tax, Rev., NATL-RE, 5.000%, 12/01/13	2,000
5,000	State of Nevada, Unemployment Compensation Fund, Rev., 5.000%, 06/01/16	5,557

	Total Nevada	7,557

	New Hampshire — 0.2%
	Other Revenue — 0.2%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	4,889

	New Jersey — 5.4%
	Certificate of Participation/Lease — 0.5%
10,000	New Jersey Garden State Preservation Trust, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	11,048

	Education — 1.5%
	New Jersey EDA, School Facilities Construction,
13,975	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	14,484
7,130	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	7,389
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,411
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,021

		33,305

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 1.2%
410	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.250%, 12/15/13 (p)	411
9,605	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, Series B, Rev., NATL-RE, 5.250%, 12/15/13	9,625
10,075	State of New Jersey, Series Q, GO, 5.000%, 08/15/20	11,955
3,000	State of New Jersey, Various Purpose, GO, AMBAC, 5.000%, 04/01/14 (p)	3,049
2,495	Township of Hamilton, Sewer Utility Refunding and Improvement, GO, 3.000%, 08/01/16	2,646

		27,686

	Other Revenue — 1.6%
2,570	Middlesex County Improvement Authority, County-Guaranteed Open Space Trust Fund, Rev., 5.000%, 09/15/15	2,784
4,310	New Jersey Building Authority, Rev., BAN, 3.000%, 06/15/16	4,468
5,000	New Jersey EDA, School Facilities Construction, Series K, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	5,263
2,225	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/18	2,621
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 2.000%, 06/15/15	5,127
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series A, Rev., 5.000%, 12/15/16	5,640
1,500	Series B, Rev., NATL-RE, 5.500%, 12/15/16	1,713
1,880	Series C, Rev., 5.250%, 06/15/15 (p)	2,024
	New Jersey Turnpike Authority,
2,000	Series B, Rev., 5.000%, 01/01/19	2,319
2,000	Series B, Rev., 5.000%, 01/01/20	2,319
2,000	Rutgers, State University of New Jersey, Series J, Rev., 5.000%, 05/01/20	2,350

		36,628

	Prerefunded — 0.6%
4,075	New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, Rev., AGM, 5.000%, 06/15/15 (p)	4,371
	New Jersey Transportation Trust Fund Authority, Transportation System,
1,680	Series A, Rev., 6.000%, 12/15/18 (p)	2,073
5,735	Series D, Rev., AMBAC, 5.000%, 06/15/15 (p)	6,151

		12,595

	Total New Jersey	121,262

	New Mexico — 0.7%
	General Obligation — 0.2%
1,335	Albuquerque Municipal School District No. 12, Education Technology, GO, 5.000%, 08/01/14	1,379
2,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	2,055

		3,434

	Other Revenue — 0.5%
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/21	940
	New Mexico Finance Authority, Sub Lien,
5,000	Series A-2, Rev., 5.000%, 12/15/13	5,010
5,000	Series A-2, Rev., 5.000%, 12/15/14	5,247

		11,197

	Total New Mexico	14,631

	New York — 7.9%
	General Obligation — 2.0%
4,230	City of New York, Fiscal Year 2003, Series C, Subseries C-A, GO, 5.000%, 08/01/17	4,859
6,000	City of New York, Fiscal Year 2012, Series F, GO, 5.000%, 08/01/22	6,938
	City of New York, Fiscal Year 2013,
3,695	Series B, GO, 4.000%, 08/01/19	4,111
5,000	Series J, GO, 5.000%, 08/01/18	5,833
9,000	City of New York, Fiscal Year 2014, Series E, GO, 5.000%, 08/01/17	10,339
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.000%, 10/15/17	2,010
2,030	GO, 4.000%, 10/15/19	2,284
5,000	New York City, Series F, GO, 5.000%, 08/01/18	5,833
2,775	Town of Huntington, Public Improvement, GO, 4.000%, 10/01/15	2,961

		45,168

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.1%
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,061

	Other Revenue — 4.8%
	Battery Park City Authority,
3,000	Series A, Rev., 2.000%, 11/01/15	3,095
4,450	Series A, Rev., 3.000%, 11/01/18	4,835
2,500	Series A, Rev., 4.000%, 11/01/19	2,837
1,050	Erie County Industrial Development Agency, Series A, Rev., 5.000%, 05/01/14	1,071
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,210
	Metropolitan Transportation Authority,
7,275	Subseries G-1B, Rev., VAR, 0.613%, 11/01/15	7,272
5,000	Subseries G-1G, Rev., VAR, 0.763%, 11/01/26	5,012
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-2, Rev., 5.000%, 11/01/16	3,379
1,650	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/18	1,951
5,000	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/19	5,903
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.000%, 02/01/20	3,239
2,120	Subseries A-1, Rev., 5.000%, 11/01/17	2,460
1,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011, Series E, Rev., 5.000%, 11/01/15	1,090
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.000%, 11/01/17	1,729
3,700	Series A, Subseries A-1, Rev., 5.000%, 11/01/20	4,394
4,100	Series A, Subseries A-1, Rev., 5.000%, 11/01/22	4,852
6,250	New York City Transitional Finance Authority, New York City Recovery, Fiscal Year 2003, Subseries 3B-1, Rev., 5.000%, 11/01/15	6,809
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,305
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,618
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,251
3,955	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/15	4,200
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.000%, 03/15/18	19,935
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,809
4,125	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/16	4,584
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,807

		107,647

	Prerefunded — 0.8%
3,350	Long Island Power Authority, Electric System, Series A, Rev., AGM, 5.250%, 12/01/14	3,517
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	14,814

		18,331

	Special Tax — 0.2%
1,000	New York State Urban Development Corp., Economic Development and Housing, Series A-1, Rev., 5.000%, 12/15/16	1,134
2,280	New York State Urban Development Corp., Personal Income Tax, Series C, Rev., 5.000%, 03/15/15	2,421

		3,555

	Total New York	175,762

	North Carolina — 2.7%
	General Obligation — 1.5%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,623

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
4,530	County of Mecklenburg, Series C, GO, 5.000%, 03/01/18	5,291
1,510	County of Union, Series D, GO, NATL-RE, 5.000%, 03/01/17 (p)	1,722
	State of North Carolina,
6,470	Series B, GO, 5.000%, 04/01/16	7,162
9,670	Series D, GO, 4.000%, 06/01/20	10,960
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,788
1,300	Union County, Series A, GO, 5.000%, 03/01/19	1,535
2,035	Wake County, Series C, GO, 5.000%, 03/01/14	2,060

		34,141

	Other Revenue — 0.9%
500	Cary North Carolina Enterprise System, Rev., 5.000%, 12/01/23	593
1,840	City of Charlotte, Water & Sewer System, Series B, Rev., 5.000%, 07/01/18	2,160
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,820
1,500	North Carolina Eastern Municipal Power Agency, Series B, Rev., 5.000%, 01/01/16	1,637
3,050	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 3.000%, 01/01/15	3,135
10,000	State of North Carolina, Limited Obligation, Series B, Rev., 4.000%, 11/01/15	10,702

		21,047

	Prerefunded — 0.1%
1,650	North Carolina Infrastructure Finance Corp., North Carolina Facilities Project, Rev., 5.000%, 11/01/14 (p)	1,722

	Water & Sewer — 0.2%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,348

	Total North Carolina	60,258

	Ohio — 2.7%
	General Obligation — 0.8%
1,250	Ohio State, Capital Facilities, Lease Appropriation, Adult Correctional Building Funding Projects, Series A, Rev., 5.000%, 10/01/16	1,408
2,295	Ohio State, Capital Facilities, Lease Appropriation, Mental Health Facilities Funding Projects, Series B, Rev., 4.000%, 08/01/16	2,504
3,085	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/22	3,667
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,389
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,467

		18,435

	Housing — 0.0% (g)
55	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	55

	Other Revenue — 1.9%
4,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/14	4,194
	City of Toledo, Waterworks, Refunding and Improvement,
2,260	Rev., 5.000%, 11/15/19	2,643
2,880	Rev., 5.000%, 11/15/20	3,353
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	591
640	Series A, Rev., 5.000%, 12/01/19	760
900	Series A, Rev., 5.000%, 12/01/20	1,070
1,375	Series A, Rev., 5.000%, 12/01/21	1,628
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19	597
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18	676
675	Rev., 4.000%, 10/01/19	759
1,000	Rev., 5.000%, 10/01/20	1,177
4,995	Ohio State Water Development Authority, Drinking Water Assistance, Series B, Rev., 5.000%, 12/01/13	4,996
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Series A, Rev., 5.000%, 12/01/15	1,803
3,500	Ohio State Water Development Authority, Water Development, Series B, Rev., 5.250%, 12/01/21	4,216

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,000	State of Ohio, Capital Facilities Lease-Appropriation, Refunding, Series A, Rev., 5.000%, 10/01/18	1,169
	State of Ohio, Higher Educational Facility, Case Western Reserve University Project,
2,000	Rev., 4.000%, 12/01/17 (w)	2,237
5,960	Rev., 5.000%, 12/01/23 (w)	6,856
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,429

		42,154

	Total Ohio	60,644

	Oklahoma — 0.3%
	Other Revenue — 0.3%
2,125	Cleveland County Educational Facilities Authority, Moore Public Schools Project, Rev., 5.000%, 06/01/14	2,173
2,295	Oklahoma Capital Improvement Authority, Rev., 5.000%, 10/01/18	2,699
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	273
325	Rev., 5.000%, 09/01/19	370
1,670	Tulsa County Industrial Authority, Broken Arrow Public School Project, Rev., 4.000%, 09/01/14	1,716

	Total Oklahoma	7,231

	Oregon — 0.4%
	Certificate of Participation/Lease — 0.1%
2,850	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/15	3,042

	Other Revenue — 0.3%
5,030	City of Portland, Second Lien Water System, Series A, Rev., 5.000%, 10/01/14	5,233
1,000	Oregon State Facilities Authority, Providence Health & Services, Series A, Rev., 4.000%, 10/01/16	1,094

		6,327

	Total Oregon	9,369

	Pennsylvania — 5.3%
	General Obligation — 1.4%
1,250	City of Philadelphia, Series A, GO, 5.000%, 07/15/19	1,424
	Commonwealth of Pennsylvania, First Series,
9,300	GO, 5.000%, 06/01/18	10,886
2,200	GO, 5.000%, 07/01/18	2,579
11,900	Commonwealth of Pennsylvania, Second Refunding, GO, 5.000%, 07/01/19	14,055
	Philadelphia School District,
1,320	Series B, GO, 5.000%, 09/01/14	1,364
730	Series C, GO, 5.000%, 09/01/14	755

		31,063

	Other Revenue — 2.9%
	City of Philadelphia, Water & Wastewater,
2,150	Series A, Rev., 5.000%, 06/15/15	2,303
8,530	Series A, Rev., 5.000%, 01/01/20	9,894
	Commonwealth of Pennsylvania, State Public School Building Authority, Montgomery County Community College,
1,135	Rev., 4.000%, 05/01/16	1,220
1,125	Rev., 4.000%, 05/01/17	1,231
1,225	Lancaster County Hospital Authority, Health System, Series B, Rev., 4.000%, 07/01/17	1,352
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	2,897
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation,
11,900	Series A, Rev., 5.000%, 07/01/17	13,731
14,950	Series B, Rev., 5.000%, 07/01/21	16,999
6,000	Series B, Rev., 5.000%, 01/01/23	6,491
1,000	Pennsylvania Turnpike Commission, Series C, Rev., 5.000%, 12/01/21	1,149
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.000%, 11/15/17	5,683
700	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/14	712
560	Swarthmore Borough Authority, Swarthmore College Project, Rev., 4.000%, 09/15/19	630

		64,292

	Prerefunded — 1.0%
6,025	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.000%, 02/01/14 (p)	6,075

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded –– Continued
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	6,474
2,350	Philadelphia School District, Series D, GO, FGIC, 5.125%, 06/01/14 (p)	2,409
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,227
	Warwick School District,
2,135	GO, FGIC, 5.000%, 03/01/14 (p)	2,162

		22,347

	Total Pennsylvania	117,702

	Puerto Rico — 0.1%
	Prerefunded — 0.1%
2,750	Commonwealth of Puerto Rico, Public Improvement, Series A, GO, 5.000%, 07/01/14 (p)	2,828

	Rhode Island — 0.2%
	General Obligation — 0.1%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.000%, 10/15/18	1,170
1,475	Series A, GO, 5.000%, 10/15/19	1,737

		2,907

	Other Revenue — 0.1%
	Narragansett Bay Commission, Wastewater System,
550	Series C, Rev., 5.000%, 09/01/21 (w)	641
800	Series C, Rev., 5.000%, 09/01/22 (w)	930
700	Rhode Island Economic Development Corp., Airport Revenue, Series B, Rev., 5.000%, 07/01/19 (w)	783

		2,354

	Total Rhode Island	5,261

	South Carolina — 0.5%
	General Obligation — 0.4%
	State of South Carolina,
5,000	Series A, GO, 5.000%, 11/01/15	5,449
1,310	Series B, GO, 5.000%, 04/01/18	1,533
1,110	Series D, GO, 5.000%, 04/01/18	1,299

		8,281

	Other Revenue — 0.1%
	County of Charleston,
645	Rev., 5.000%, 12/01/18 (w)	759
1,000	Rev., 5.000%, 12/01/19 (w)	1,181

		1,940

	Total South Carolina	10,221

	South Dakota — 0.1%
	Other Revenue — 0.1%
	South Dakota State Building Authority,
500	Series B, Rev., 5.000%, 06/01/19	583
485	Series B, Rev., 5.000%, 06/01/21	562

	Total South Dakota	1,145

	Tennessee — 0.7%
	General Obligation — 0.7%
2,330	County of Maury, GO, 4.000%, 04/01/17	2,586
	Shelby County,
5,000	Series A, GO, 5.000%, 03/01/17	5,700
85	Series A, GO, AMBAC, 5.000%, 04/01/15 (p)	90
6,915	Shelby County, Unrefunded Balance, Series A, GO, AMBAC, 5.000%, 04/01/15	7,346

		15,722

	Other Revenue — 0.0% (g)
835	Clarksville Tennessee Water Sewer & Gas Refunding-Sub Lien, Rev., 4.000%, 02/01/17	913

	Total Tennessee	16,635

	Texas — 8.7%
	Education — 0.1%
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,330
1,000	Series A, Rev., 5.000%, 04/15/16	1,105

		2,435

	General Obligation — 3.3%
475	City of Abilene, Taylor & Jones Counties, GO, 5.000%, 02/15/21	559
	City of Colony,
620	GO, 5.000%, 08/15/19	722
610	GO, 5.000%, 08/15/20	710
	City of Denton,
2,890	GO, 2.000%, 02/15/14	2,901
1,000	GO, 4.000%, 02/15/16	1,076
	City of Fort Worth, Certificates of Obligation,
310	Series A, GO, 3.000%, 03/01/16	327
445	Series A, GO, 3.000%, 03/01/17	478

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
500	Series A, GO, 4.000%, 03/01/18	561
785	Series A, GO, 4.000%, 03/01/19	881
	City of Fort Worth, Refunding & Improvement, General Purpose,
450	GO, 3.000%, 03/01/16	476
870	GO, 3.000%, 03/01/17	934
1,000	GO, 4.000%, 03/01/18	1,121
1,060	GO, 4.000%, 03/01/19	1,190
2,805	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/18	3,264
2,355	County & City of El Paso, GO, 5.000%, 08/15/22	2,756
1,205	County of Bexar, Blanco Road Project, Series B, GO, 4.000%, 06/15/16 (w)	1,311
5,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	5,072
1,435	Eanes Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/01/14	1,463
4,000	Georgetown Independent School District, Refunding, GO, VAR, 4.750%, 08/01/15	4,267
	Goose Greek, Consolidated Independent School District, Schoolhouse,
600	GO, PSF-GTD, 5.000%, 02/15/20	710
1,275	GO, PSF-GTD, 5.000%, 02/15/21	1,516
1,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	1,042
1,500	Hurst-Euless-Bedford Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/14	1,552
	Judson Independent School District,
420	GO, PSF-GTD, 4.000%, 02/01/18	472
595	Series A, GO, PSF-GTD, 5.000%, 02/01/19	701
2,500	Katy Independent School District, School Building, Series C, GO, PSF-GTD, 5.000%, 02/15/15	2,645
1,790	Lubbock Independent School District, GO, PSF-GTD, 5.000%, 02/15/17 (w)	2,036
	Midtown Redevelopment Authority,
500	Tax Allocation, 3.000%, 01/01/16 (w)	522
505	Tax Allocation, 4.000%, 01/01/17 (w)	545
	Northside Independent School District,
10,000	GO, VAR, PSF-GTD, 1.000%, 06/01/16	10,040
4,125	GO, VAR, PSF-GTD, 1.500%, 08/01/34	4,182
6,830	Series A, GO, VAR, PSF-GTD, 1.350%, 04/01/14	6,860
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,508
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,612
2,515	State of Texas, Public Financing Authority, Series A, GO, 5.000%, 10/01/14	2,617
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,026
	Township of Woodlands, Sales & Refunding,
2,080	Rev., AGM, 5.000%, 03/01/15	2,199
2,180	Rev., AGM, 5.000%, 03/01/16	2,389

		74,243

	Hospital — 0.3%
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	7,235

	Other Revenue — 3.9%
	City of Austin, Water and Wastewater System,
1,500	Rev., 5.000%, 11/15/15	1,636
9,655	Rev., 5.000%, 05/15/16	10,720
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	4,179
2,000	City of Houston, Hotel Occupancy, Series A, Rev., 5.000%, 09/01/14	2,072
1,400	City of San Antonio, GO, 5.000%, 02/01/16 (p)	1,539
1,355	City of San Antonio, Electric & Gas, Series A, Rev., 5.000%, 02/01/16 (p)	1,490
1,000	City of San Antonio, Water System, Junior Lien, Series E, Rev., 5.000%, 05/15/19	1,176
20,750	Grand Parkway Transportation Corp., System Toll Revenue, Series C, Rev., VAR, 2.000%, 02/15/14	20,815
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	562
	Lower Colorado River Authority,
7,690	Rev., 5.000%, 05/15/14	7,860
75	Rev., 5.000%, 05/15/14 (p)	77
20	Rev., 5.000%, 05/15/16 (p)	22

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
5,980	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.000%, 05/15/16	6,619
970	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,137
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,291
	Stephen F. Austin State University, Board of Regents, Revenue Financing System,
750	Rev., 4.000%, 10/15/17	831
790	Rev., 4.000%, 10/15/18	880
1,050	Rev., 5.000%, 10/15/20	1,216
1,080	Rev., 5.000%, 10/15/21 (w)	1,243
680	Rev., 5.000%, 10/15/22	778
	Texas County Trinity River Authority, Regional Wastewater System,
8,705	Rev., 5.000%, 08/01/15	9,388
5,250	Rev., 5.000%, 08/01/16 (w)	5,879
2,000	Texas Transportation Commission, Turnpike System First Tier, Series B, Rev., VAR, 1.250%, 02/15/15	2,006
1,940	Texas Woman’s University, Board of Regents, Revenue Financing System, Rev., 5.000%, 07/01/17	2,214

		85,630

	Prerefunded — 1.1%
2,265	City of Lubbock, GO, NATL-RE, 5.000%, 02/15/15 (p)	2,395
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,212
3,000	North Texas Tollway Authority, Dallas North Tollway System, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	3,156
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	4,544
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	2,848
5,000	Waco Health Facilities Development Corp., Hillcrest Health System Project, Series A, Rev., NATL-RE, FHA, 5.000%, 08/01/16 (p)	5,601

		23,756

	Total Texas	193,299

	Utah — 0.8%
	General Obligation — 0.7%
3,000	Salt Lake County, Series C, GO, 5.000%, 12/15/14	3,151
	State of Utah,
4,925	GO, 5.000%, 07/01/21	5,903
4,855	Series C, GO, 5.000%, 07/01/18	5,710

		14,764

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,418

	Total Utah	17,182

	Virginia — 3.1%
	Education — 0.2%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,228

	General Obligation — 0.8%
1,200	Arlington County, Series D, GO, 5.000%, 08/01/17	1,388
3,485	Arlington County, Public Improvement, Series A, GO, 5.000%, 08/01/19	4,156
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,657
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,478
	Fairfax County, Public Improvement,
1,385	Series A, GO, 5.000%, 10/01/14	1,441
7,275	Series A, GO, 5.250%, 04/01/14	7,401
1,100	Loudoun County, Series A, GO, 5.000%, 07/01/14	1,132

		18,653

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
5,090	Virginia Beach Development Authority, Public Refunded, Series C, Rev., 5.000%, 08/01/18	5,971

	Other Revenue — 1.7%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	5,148
1,340	Rev., 5.000%, 11/01/18	1,580
5,000	City of Richmond, Public Utility, Series B, Rev., 5.000%, 01/15/18	5,639
2,580	Commonwealth Transportation Board, Federal Transportation Grant, Series B, Rev., GAN, 5.000%, 09/15/15	2,792

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
	Roanoke EDA, Carilion Clinic Obligation Group,
1,000	Rev., 4.000%, 07/01/14	1,022
1,000	Rev., 5.000%, 07/01/15	1,072
	Virginia Commonwealth Transportation Board, Capital Projects,
3,465	Rev., 5.000%, 05/15/20	4,104
5,585	Series A-1, Rev., 5.000%, 05/15/16	6,204
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,453
	Virginia Resources Authority, Clean Water State Revolving Fund,
4,725	Rev., 4.750%, 10/01/17 (p)	5,435
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,535

		37,984

	Prerefunded — 0.0% (g)
1,000	County of Loudoun, Series A, GO, 5.000%, 07/01/15 (p)	1,075

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,171

	Total Virginia	70,082

	Washington — 2.9%
	General Obligation — 1.9%
2,000	County of King, Shoreline School District No. 412, GO, 4.000%, 12/01/16	2,203
4,000	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/18	4,724
3,720	King County, Series C, GO, 5.000%, 01/01/16	4,075
1,865	Snohomish County School District No. 201 Snohomish, GO, 5.000%, 12/01/15	2,037
7,905	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.000%, 07/01/16	8,830
	State of Washington, State & Local Agency Real & Personal Property,
4,005	Series D, COP, 5.000%, 07/01/18	4,639
3,125	Series D, COP, 5.000%, 07/01/19	3,648
	State of Washington, Various Purpose,
2,000	Series D, GO, AGM, 5.000%, 01/01/15 (p)	2,104
2,000	Series D, GO, AMBAC, 5.000%, 01/01/14 (p)	2,009
7,300	Series R, GO, 5.000%, 07/01/17	8,412

		42,681

	Other Revenue — 1.0%
1,675	Energy Northwest, Columbia Generating Station Electric, Series A, Rev., 5.000%, 07/01/21	1,976
	State of Washington, Federal Highway, SR 520 Corridor Program,
7,510	Series C, Rev., GAN, 5.000%, 09/01/15	8,117
5,800	Series C, Rev., GAN, 5.000%, 09/01/17	6,657
4,560	University of Washington, Series C, Rev., 5.000%, 07/01/19	5,386

		22,136

	Total Washington	64,817

	West Virginia — 0.1%
	Other Revenue — 0.1%
595	West Virginia Water Development Authority, Infrastructure Jobs Dev Council, Series A, Rev., 3.000%, 10/01/16	631
	West Virginia Water Development Authority, Loan Program II,
540	Series A-II, Rev., 3.000%, 11/01/16	577
555	Series B-II, Rev., 3.000%, 11/01/16	594

	Total West Virginia	1,802

	Wisconsin — 1.0%
	General Obligation — 0.7%
2,275	City of Oak Creek, Milwaukee County, GO, 2.000%, 11/01/16	2,348
11,800	State of Wisconsin, Series B, GO, 5.000%, 05/01/17	13,503

		15,851

	Other Revenue — 0.3%
5,465	Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	6,022

	Total Wisconsin	21,873

	Total Municipal Bonds (Cost $1,927,265)	1,946,383

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 2.7%
	California — 0.9%
	Other Revenue — 0.9%
3,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., VAR, 0.550%, 12/05/13	3,001
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.150%, 12/05/13	1,000
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.000%, 12/05/13	1,509
	Counties of Alameda and Contra Costa, East Bay Municipal Utility District, Water System,
9,075	Series A-1, Rev., VAR, 12/05/13	9,073
5,000	Series A-2, Rev., VAR, 12/05/13	4,999

	Total California	19,582

	Georgia — 0.1%
	Other Revenue — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., VAR, 1.611%, 12/05/13	2,990

	New Jersey — 0.4%
	Other Revenue — 0.4%
7,895	New Jersey EDA, School Facilities Construction, Series C, Rev., VAR, 1.850%, 12/05/13	8,059

	Oklahoma — 0.1%
	Other Revenue — 0.1%
2,700	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VAR, 0.850%, 12/05/13	2,709

	Oregon — 0.2%
	Other Revenue — 0.2%
5,000	Oregon State Facilities Authority, Providence Health & Services, Series C, Rev., VAR, 0.930%, 12/05/13	4,998

	Pennsylvania — 0.5%
	Other Revenue — 0.5%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., VAR, 0.730%, 12/05/13	4,967
3,000	Series B, Rev., VAR, 0.450%, 12/05/13	2,995
3,000	Series B, Rev., VAR, 0.700%, 12/05/13	3,003

	Total Pennsylvania	10,965

	Texas — 0.5%
	Other Revenue — 0.5%
4,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.730%, 12/05/13	4,014
1,365	County of Harris Toll Road, Senior Lien, Series A, Rev., VAR, 0.480%, 12/05/13	1,366
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 0.680%, 12/05/13	3,211
2,500	Series A, Rev., VAR, 0.830%, 12/05/13	2,519

	Total Texas	11,110

	Total Weekly Demand Notes (Cost $60,153)	60,413

SHARES

Short-Term Investment — 10.7%
	Investment Company — 10.7%
238,361	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $238,361)	238,361

	Total Investments — 100.5% (Cost $2,226,380)	2,245,759
	Liabilities in Excess of Other Assets — (0.5)%	(10,908)

	NET ASSETS — 100.0%	$2,234,851

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Note
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GRAN	—	Grant & Revenue Anticipation Note
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of,

TBAs, when-issued securities, delayed delivery securities,

reverse repurchase agreements, unfunded commitments,

and/or forward foreign currency exchange contracts.

(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,108
Aggregate gross unrealized depreciation	(2,729)

Net unrealized appreciation/depreciation	$19,379

Federal income tax cost of investments	$2,226,380

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$238,361	$2,007,398	$—	$2,245,759

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 94.3% (t)
	Alabama — 0.3%
	Other Revenue — 0.3%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.500%, 06/15/34	934

	Alaska — 5.0%
	Certificate of Participation/Lease — 1.1%
2,750	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/28	3,222

	Utility — 3.9%
	Alaska Energy Authority Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	4,079
3,915	Rev., AGM, 6.000%, 07/01/19	4,738
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33	2,761

		11,578

	Total Alaska	14,800

	California — 17.6%
	General Obligation — 5.8%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,267
7,500	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/43	3,531
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	60
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.000%, 06/01/33	1,491
3,000	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, GO, Zero Coupon, 08/01/37	747
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	5,936

		17,032

	Other Revenue — 3.2%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health and Services, Rev., 6.500%, 10/01/38	2,239
1,250	City of Los Angeles, Department of Airports, Series A, AMT, 5.000%, 05/15/38	1,262
4,880	San Fransisco City & County Public Utilities Commission, Water WSIP, Sub Series A, Rev., 5.000%, 11/01/30	5,291
500	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/38	503

		9,295

	Prerefunded — 0.7%
40	California Health Facilities Financing Authority, Providence Health and Services, Rev., 6.500%, 10/01/18 (p)	50
1,810	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	2,142

		2,192

	Special Tax — 1.6%
4,550	Sweetwater Union High School District, Public Financing Authority, Special Tax, Series A, Rev., AGM, 5.000%, 09/01/27	4,650

	Utility — 1.6%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,205
2,500	Los Angeles Department of Water & Power, Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,642

		4,847

	Water & Sewer — 4.7%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/27	2,602
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,195
7,500	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series A, Rev., 5.250%, 05/15/39	7,891

		13,688

	Total California	51,704

	Colorado — 4.7%
	Education — 0.6%
1,500	University of Colorado, Enterprise System, Series A, Rev., 5.375%, 06/01/38	1,653

	General Obligation — 0.7%
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,094

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 1.5%
3,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.000%, 01/01/44 (w)	3,409
1,050	University of Colorado, Enterprise System, Series A, Rev., 5.250%, 06/01/36	1,122

		4,531

	Prerefunded — 1.2%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	3,483

	Utility — 0.7%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,062
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,038

		2,100

	Total Colorado	13,861

	Delaware — 1.9%
	Prerefunded — 1.9%
5,000	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	5,664

	District of Columbia — 2.0%
	General Obligation — 1.7%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,825

	Other Revenue — 0.3%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	507
500	Series A, Rev., 6.000%, 07/01/48	503

		1,010

	Total District of Columbia	5,835

	Florida — 3.0%
	General Obligation — 1.0%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,924

	Other Revenue — 0.7%
2,000	Miami-Dade County, Subordinate Special Obligation, Series B, Rev., 5.000%, 10/01/37	2,008

	Transportation — 1.3%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,776

	Total Florida	8,708

	Georgia — 7.1%
	Hospital — 1.9%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	5,426

	Other Revenue — 1.2%
3,225	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/28	3,518

	Special Tax — 4.0%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	11,767

	Total Georgia	20,711

	Hawaii — 0.4%
	Other Revenue — 0.4%
1,000	State of Hawaii, Highway, Series A, Rev., 5.000%, 01/01/32	1,069

	Idaho — 0.4%
	Other Revenue — 0.4%
1,000	Boise State University, Series A, Rev., 5.000%, 04/01/42	1,029

	Illinois — 7.1%
	General Obligation — 1.7%
2,000	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.000%, 12/15/37	2,044
3,000	State of Illinois, GO, 5.500%, 07/01/38	2,996

		5,040

	Other Revenue — 0.5%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,557

	Prerefunded — 0.8%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,229

	Transportation — 4.1%
	Regional Transportation Authority,
6,000	Rev., NATL-RE, 6.500%, 07/01/30	7,273

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,767

		12,040

	Total Illinois	20,866

	Indiana — 2.2%
	Certificate of Participation/Lease — 0.3%
850	Beech Grove School Building Corp., First Mortgage, Rev., NATL-RE, 6.250%, 07/05/16	913

	Other Revenue — 1.9%
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	5,421

	Total Indiana	6,334

	Louisiana — 0.9%
	Other Revenue — 0.9%
1,000	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,004
825	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/35	785
1,000	Tobacco Settlement Financing Corp., Series A, Rev., 5.250%, 05/15/35	975

	Total Louisiana	2,764

	Maine — 2.2%
	Transportation — 2.2%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,412
2,680	Rev., 6.000%, 07/01/38	3,050

	Total Maine	6,462

	Massachusetts — 1.1%
	General Obligation — 1.1%
2,825	Commonwealth of Massachusetts, Series B, GO, 5.000%, 08/01/25	3,218

	Michigan — 1.3%
	Other Revenue — 1.3%
	City of Grand Rapids, County of Kent, Sanitary Sewer System,
500	Rev., 5.000%, 01/01/24	575
1,500	Rev., 5.000%, 01/01/34	1,595
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,559

	Total Michigan	3,729

	Mississippi — 0.4%
	Other Revenue — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,187

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	423

	New Jersey — 3.2%
	Housing — 0.9%
2,530	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.375%, 10/01/28	2,655

	Transportation — 2.3%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	6,740

	Total New Jersey	9,395

	New York — 7.8%
	Other Revenue — 0.4%
1,000	New York State Dormitory Authority, State University Educational Facilities Issue, Third General Resolution, Series A, Rev., 5.000%, 05/15/30	1,068

	Transportation — 5.5%
14,750	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,310

	Water & Sewer — 1.9%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,541

	Total New York	22,919

	Ohio — 0.9%
	General Obligation — 0.6%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	556
400	GO, AGC, 6.000%, 12/01/28	435
250	GO, AGC, 6.125%, 12/01/33	268
400	GO, AGC, 6.125%, 12/01/38	425

		1,684

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.3%
1,000	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group, Series A, Rev., 5.500%, 07/01/39	996

	Total Ohio	2,680

	Oklahoma — 0.7%
	Water & Sewer — 0.7%
2,000	Oklahoma City Water Utilities Trust, Water and Sewer System, Series A, Rev., 5.000%, 07/01/34	2,128

	South Carolina — 7.4%
	General Obligation — 3.7%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	10,822

	Prerefunded — 1.7%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,003

	Utility — 2.0%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,744

	Total South Carolina	21,569

	South Dakota — 0.9%
	Other Revenue — 0.8%
470	Heartland Consumers Power District, Rev., AGM, 6.000%, 01/01/14 (p)	472
1,585	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17	1,732

		2,204

	Prerefunded — 0.1%
321	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	341

	Total South Dakota	2,545

	Texas — 11.8%
	General Obligation — 1.0%
535	City of Carrollton, GO, 5.000%, 08/15/26	586
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,471

		3,057

	Hospital — 1.5%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	4,518

	Other Revenue — 3.0%
1,250	Clifton Higher Education Finance Corp., Idea Public Schools, Rev., 6.000%, 08/15/33	1,302
1,965	Dallas-Fort Worth International Airport, Facilities Improvement, Series A, Rev., 5.000%, 11/01/42	1,962
2,000	North Texas Tollway Authority, Special Projects System, Rev., 6.000%, 09/01/41	2,217
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
1,000	Rev., 5.125%, 09/01/33 (w)	987
2,300	Rev., 5.500%, 09/01/43 (w)	2,290

		8,758

	Prerefunded — 2.7%
2,500	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,175
2,890	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/17 (p)	3,080
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,762

		8,017

	Utility — 1.9%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,419

	Water & Sewer — 1.7%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,894

	Total Texas	34,663

	Washington — 3.9%
	Education — 2.2%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Class A, Rev., AMBAC, 5.500%, 10/01/22	6,514

	Hospital — 1.7%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	5,022

	Total Washington	11,536

	Total Municipal Bonds (Cost $254,271)	276,733

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.4%
	Investment Company — 5.4%
15,944	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $15,944)	15,944

	Total Investments — 99.7% (Cost $270,215)	292,677
	Other Assets in Excess of Liabilities — 0.3%	755

	NET ASSETS — 100.0%	$293,432

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(8)	10 Year U.S. Treasury Note	12/19/13	$(1,013)	$(18)
(10)	U.S. Long Bond	12/19/13	(1,322)	12
(4)	Ultra Long Term U.S. Treasury Bond	12/19/13	(562)	14
(8)	5 Year U.S. Treasury Note	12/31/13	(974)	(18)
(8)	10 Year U.S. Treasury Note	03/20/14	(1,003)	(1)
(11)	U.S. Long Bond	03/20/14	(1,438)	(3)
(8)	5 Year U.S. Treasury Note	03/31/14	(968)	(1)

				$(15)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,605
Aggregate gross unrealized depreciation	(1,143)

Net unrealized appreciation/depreciation	$22,462

Federal income tax cost of investments	$270,215

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	15,944	276,733	—	292,677
Appreciation in Other Financial Instruments
Futures Contracts	$26	$—	$—	$26
Depreciation in Other Financial Instruments
Futures Contracts	$(41)	$—	$—	$(41)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 25.1%
	Federal Farm Credit Banks,
25,000	4.350%, 09/02/14 (m)	25,782
500	6.270%, 01/26/16	563
4,000	Financing Corp. Fico, Zero Coupon, 11/30/17	3,779
10,709	New Valley Generation I, 7.299%, 03/15/19	12,521
3,668	New Valley Generation II, 5.572%, 05/01/20	4,121

	Total U.S. Government Agency Securities (Cost $45,539)	46,766

U.S. Treasury Obligations — 70.1%
1,000	U.S. Treasury Inflation Indexed Note, 1.250%, 04/15/14	1,110
	U.S. Treasury Notes,
10,500	0.625%, 04/30/18	10,263
10,000	0.750%, 10/31/17	9,919
5,000	0.750%, 03/31/18	4,920
5,595	0.875%, 12/31/16	5,640
10,000	0.875%, 04/30/17	10,044
4,000	1.375%, 11/30/15	4,086
12,000	1.750%, 07/31/15	12,300
10,000	1.875%, 04/30/14	10,072
9,000	2.000%, 01/31/16	9,327
10,000	2.000%, 04/30/16	10,388
3,800	2.125%, 11/30/14	3,874
1,000	2.375%, 10/31/14	1,020
12,000	2.625%, 02/29/16	12,615
15,000	2.625%, 04/30/16	15,810
4,405	3.125%, 01/31/17	4,746
4,000	3.250%, 12/31/16	4,322

	Total U.S. Treasury Obligations (Cost $129,566)	130,456

Short-Term Investment — 0.5%
	Investment Company — 0.5%
937	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $937)	937

	Total Investments — 95.7% (Cost $176,042)	178,159
	Other Assets in Excess of Liabilities — 4.3%	7,923

	NET ASSETS — 100.0%	$186,082

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,407
Aggregate gross unrealized depreciation	(290)

Net unrealized appreciation/depreciation	$2,117

Federal income tax cost of investments	$176,042

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$46,766	$—	$46,766
U.S. Treasury Obligations	—	130,456	—	130,456
Short-Term Investment
Investment Company	937	—	—	937

Total Investments in Securities	$937	$177,222	$—	$178,159

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 57.5%
	Federal Farm Credit Bank — 1.1%
238,000	0.140%, 05/14/14	237,992
40,000	DN, 0.070%, 03/20/14 (n)	39,992
220,000	DN, 0.120%, 09/02/14 (n)	219,798
75,000	DN, 0.130%, 01/06/14 (n)	74,990
50,000	VAR, 0.158%, 12/03/13	50,009

		622,781

	Federal Home Loan Bank — 36.1%
216,155	0.070%, 04/02/14	216,125
225,000	0.100%, 05/21/14	224,975
75,000	0.110%, 01/24/14	74,998
144,000	0.125%, 04/11/14	143,976
75,000	0.140%, 04/15/14	75,002
194,000	0.160%, 12/05/13	194,000
215,000	0.160%, 04/17/14	214,988
183,000	0.170%, 12/18/13	182,998
325,000	0.170%, 04/15/14	324,997
200,000	0.230%, 07/25/14	200,000
205,000	0.300%, 12/04/13	205,003
120,000	0.300%, 12/11/13	120,006
743,000	DN, 0.029%, 12/18/13 (n)	742,990
1,002,075	DN, 0.045%, 01/03/14 (n)	1,002,034
1,809,550	DN, 0.052%, 01/22/14 (n)	1,809,413
300,000	DN, 0.060%, 12/09/13 (n)	299,996
500,000	DN, 0.060%, 01/29/14 (n)	499,951
517,750	DN, 0.065%, 01/17/14 (n)	517,706
35,000	DN, 0.070%, 01/21/14 (n)	34,997
421,369	DN, 0.075%, 12/26/13 (n)	421,347
749,000	DN, 0.076%, 01/02/14 (n)	748,950
1,166,600	DN, 0.081%, 02/07/14 (n)	1,166,421
1,089,000	DN, 0.083%, 02/19/14 (n)	1,088,798
550,000	DN, 0.085%, 03/07/14 (n)	549,875
2,470,668	DN, 0.086%, 12/11/13 (n)	2,470,609
900,000	DN, 0.092%, 01/31/14 (n)	899,860
1,087,000	DN, 0.100%, 02/26/14 (n)	1,086,737
626,000	DN, 0.100%, 04/30/14 (n)	625,739
175,000	DN, 0.105%, 02/14/14 (n)	174,962
520,000	DN, 0.110%, 05/09/14 (n)	519,747
213,500	DN, 0.115%, 05/21/14 (n)	213,383
172,000	DN, 0.118%, 05/23/14 (n)	171,902
120,000	DN, 0.135%, 04/01/14 (n)	119,946
1,277,000	DN, 0.143%, 01/08/14 (n)	1,276,807
425,000	DN, 0.160%, 01/10/14 (n)	424,924
445,000	DN, 0.165%, 04/17/14 (n)	444,721
210,000	VAR, 0.093%, 12/18/13	210,000
110,000	VAR, 0.098%, 12/11/13 (m)	110,000
75,000	VAR, 0.108%, 12/20/13	74,997
200,000	VAR, 0.109%, 12/06/13	200,000
100,000	VAR, 0.109%, 12/13/13	99,996
150,000	VAR, 0.113%, 12/19/13	150,000
200,000	VAR, 0.113%, 12/20/13	200,000

		20,533,876

	Federal Home Loan Mortgage Corp. — 15.3%
225,000	0.130%, 02/07/14	224,992
290,000	DN, 0.050%, 01/21/14 (n)	289,979
350,000	DN, 0.062%, 03/17/14 (n)	349,936
129,880	DN, 0.075%, 12/23/13 (n)	129,874
70,000	DN, 0.075%, 03/03/14 (n)	69,987
505,000	DN, 0.080%, 01/08/14 (n)	504,957
100,000	DN, 0.080%, 03/10/14 (n)	99,978
922,036	DN, 0.086%, 12/09/13 (n)	922,018
218,000	DN, 0.090%, 02/24/14 (n)	217,954
218,000	DN, 0.090%, 03/13/14 (n)	217,944
1,000,000	DN, 0.090%, 04/09/14 (n)	999,678
50,000	DN, 0.090%, 04/10/14 (n)	49,984
966,000	DN, 0.090%, 05/13/14 (n)	965,606
575,000	DN, 0.093%, 04/28/14 (n)	574,780
560,000	DN, 0.100%, 12/19/13 (n)	559,972
500,000	DN, 0.100%, 06/13/14 (n)	499,731
265,000	DN, 0.105%, 01/13/14 (n)	264,967
30,000	DN, 0.110%, 02/19/14 (n)	29,993
100,000	DN, 0.120%, 01/06/14 (n)	99,988
327,772	DN, 0.120%, 05/27/14 (n)	327,579
90,000	DN, 0.140%, 10/02/14 (n)	89,893
370,000	DN, 0.150%, 02/18/14 (n)	369,884
465,000	VAR, 0.147%, 12/16/13	464,823
369,000	VAR, 0.156%, 12/25/13	369,000

		8,693,497

	Federal National Mortgage Association — 5.0%
70,000	1.250%, 02/27/14	70,184
430,000	2.750%, 02/05/14	432,006
500,000	DN, 0.070%, 12/16/13 (n)	499,986
700,000	DN, 0.080%, 01/06/14 (n)	699,944
291,700	DN, 0.094%, 02/19/14 (n)	291,639
48,355	DN, 0.100%, 12/04/13 (n)	48,355
47,970	DN, 0.100%, 04/30/14 (n)	47,950
500,000	DN, 0.125%, 01/27/14 (n)	499,901
101,167	DN, 0.140%, 12/18/13 (n)	101,160

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Federal National Mortgage Association — Continued
125,000	VAR, 0.147%, 12/11/13	124,980

		2,816,105

	Total U.S. Government Agency Securities (Cost $32,666,259)	32,666,259

U.S. Treasury Obligations — 15.0%
	U.S. Treasury Bills — 11.1% (n)
750,000	0.047%, 12/05/13	749,996
1,000,000	0.057%, 12/19/13	999,972
1,000,000	0.058%, 12/12/13	999,981
1,300,000	0.074%, 02/13/14	1,299,813
1,380,000	0.080%, 02/20/14	1,379,764
900,000	0.081%, 02/27/14	899,824

		6,329,350

	U.S. Treasury Notes — 3.9%
277,000	0.250%, 01/31/14	277,096
1,150,000	1.000%, 01/15/14	1,151,331
225,000	1.000%, 05/15/14	225,923
225,000	2.375%, 09/30/14	229,128
295,500	2.625%, 07/31/14	300,377

		2,183,855

	Total U.S. Treasury Obligations (Cost $8,513,205)	8,513,205

Repurchase Agreements — 26.1%
300,000	Bank of Nova Scotia, 0.100%, dated 11/29/13, due 12/02/13, repurchase price $300,003, collateralized by Federal Home Loan Mortgage Corp., 3.000% - 5.500%, dated 04/01/27 - 11/01/42, Federal National Mortgage Association, 2.500% - 5.000% dated 02/01/26 - 10/01/43 and U.S. Treasury Securities, 0.000% - 3.250%, dated 05/08/14 - 12/31/16, with a value of $306,000.	300,000
225,000	Barclays Capital, Inc., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $225,001, collateralized by U.S. Treasury Securities, 0.625% - 2.125%, dated 09/30/17 - 08/31/20, with a value of $229,500.	225,000
500,000	Barclays Capital, Inc., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $500,004, collateralized by Federal Home Loan Mortgage Corp., 1.938% - 8.000%, dated 06/15/18 - 07/15/43, Federal National Mortgage Association, 0.000% - 6.900%, dated 10/25/17 - 12/25/43, Government National Mortgage Association, 4.000% - 7.832%, dated 09/16/28 - 08/20/43 and U.S. Treasury Securities, 0.000%, dated 04/17/14, with a value of $514,469.	500,000
500,000	Barclays Capital, Inc., 0.100%, dated 11/29/13, due 12/02/13, repurchase price $500,004, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 32.380%, dated 08/25/16 - 08/15/43, Federal National Mortgage Association, 0.000% - 11.408%, dated 08/25/15 - 10/25/43, Government National Mortgage Association, 5.492% - 6.625%, dated 08/16/33 - 09/20/43, and U.S. Treasury Securities, 0.000%, dated 4/17/14, with a value of $514,322.	500,000
1,000,000	BNP Paribas Securities Corp., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $1,000,006, collateralized by U.S. Treasury Securities, 0.125% - 2.875, dated 01/31/2014 - 06/30/2018, with a value of $1,020,000.	1,000,000
66,338	BNP Paribas Securities Corp., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $66,338, collateralized by U.S. Treasury Securities, 2.000% - 3.625, dated 01/15/2014 - 02/15/2021, with a value of $67,665.	66,338
375,000	BNP Paribas Securities Corp., 0.080%, dated 11/29/13, due 12/02/13, repurchase price $375,003, collateralized by Government National Mortgage Association, 3.500%, dated 09/20/42 - 04/20/43, with a value of $382,500.	375,000
500,000	BNP Paribas Securities Corp., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $500,004, collateralized by Government National Mortgage Association, 3.000%, dated 10/20/42, with a value of $510,000.	500,000
500,000	Citibank N.A., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $500,004, collateralized by Federal Home Loan Mortgage Corp., 2.454% - 6.500%, dated 04/01/17 - 10/01/43, Federal National Mortgage Association, 2.105% - 6.500%, dated 04/01/14 - 08/01/47 and Government National Mortgage Association, 1.625% - 8.500%, dated 06/15/19 - 05/15/53, with a value of $510,000.	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
1,500,000	Citigroup Global Markets Holdings, Inc., 0.070%, dated 11/29/13, due 12/03/13, repurchase price $1,500,012, collateralized by Federal Home Loan Mortgage Corp., 0.979% - 10.000%, dated 01/15/20 - 09/15/43, Federal National Mortgage Association, 1.179% - 9.150%, dated 12/25/16 - 11/01/43 and Government National Mortgage Association, 2.500% - 8.000%, dated 07/20/24 - 04/15/52, with a value of $1,536,273.	1,500,000
157,866	Citigroup Global Markets Holdings, Inc., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $157,867, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 6.000%, dated 03/15/21 - 03/15/42, Federal National Mortgage Association, 0.000% - 4.000%, dated 12/25/33 - 12/25/43 and Government National Mortgage Association, 0.530% - 5.000%, dated 02/20/35 - 11/20/43, with a value of $162,602.	157,866
625,000	Deutsche Bank Securities, Inc., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $625,005, collateralized by Federal Home Loan Mortgage Corp., 4.000% - 4.333%, dated 10/25/20 - 11/01/43, Federal National Mortgage Association, 3.000% - 4.000%, dated 03/25/33 - 05/25/43 and Government National Mortgage Association, 0.468% - 5.000%, dated 06/16/36 - 03/16/48, with a value of $639,555.	625,000
500,000	Federal Reserve Bank of New York, 0.050%, dated 11/29/13, due 12/02/13, repurchase price $500,002, collateralized by U.S. Treasury Securities, 3.625%, dated 08/15/19, with a value of $500,002.	500,000
750,000	Goldman Sachs & Co., 0.070%, dated 11/29/13, due 12/04/13, repurchase price $750,007, collateralized by Federal Home Loan Mortgage Corp., 2.015% - 7.000%, dated 03/01/19 - 12/01/43 and Federal National Mortgage Association, 1.925% - 8.000%, dated 07/01/20 - 07/01/48, with a value of $765,000.	750,000
750,000	Goldman Sachs & Co., 0.070%, dated 11/29/13, due 12/03/13, repurchase price $750,006, collateralized by Federal Home Loan Mortgage Corp., 2.271% - 6.000%, dated 04/01/22 - 12/01/43 and Federal National Mortgage Association, 2.166% - 7.000%, dated 01/01/21 - 10/01/47, with a value of $765,000.	750,000
1,000,000	Goldman Sachs & Co., 0.080%, dated 11/29/13, due 12/06/13, repurchase price $1,000,016, collateralized by Federal Home Loan Mortgage Corp., 0.522% - 7.000%, dated 01/01/19 - 12/01/43, Federal National Mortgage Association, 0.520% - 6.500%, dated 06/25/18 - 12/01/43, with a value of $1,020,372.	1,000,000

1,000,000	Goldman Sachs & Co., 0.080%, dated 11/29/13, due 12/02/13, repurchase price $1,000,007, collateralized by Federal Home Loan Mortgage Corp., 0.518% - 7.000%, dated 03/15/22 - 12/01/43 and Federal National Mortgage Association, 1.312% - 9.000%, dated 12/01/18 - 11/01/43, with a value of $1,022,581.	1,000,000

1,000,000	Goldman Sachs & Co., 0.080%, dated 11/29/13, due 12/05/13, repurchase price $1,000,013, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 8.250%, dated 12/01/19 - 11/01/43, Federal National Mortgage Association, 1.606% - 6.500%, dated 06/01/21 - 12/01/43 and Government National Mortgage Association, 2.500% - 5.500%, dated 04/20/34 - 08/20/42, with a value of $1,023,945.	1,000,000

500,000	HSBC Securities USA, Inc., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $500,004, collateralized by Federal National Mortgage Association, 2.000% - 4.500%, dated 02/01/22 - 06/01/23, with a value of $510,000.	500,000

121,576	Merrill Lynch PFS, Inc., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $121,577, collateralized by U.S. Treasury Securities, 0.125% - 2.875%, dated 12/31/13 - 05/15/43, with a value of $124,008.	121,576

650,000	Merrill Lynch PFS, Inc., 0.090%, dated 11/29/13, due 01/04/14, repurchase price $650,059, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 17.097%, dated 08/15/28 - 10/15/43 and Federal National Mortgage Association, 0.000% - 7.930%, dated 09/25/20 - 09/25/43, with a value of $669,500. (i)	650,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
600,000	Royal Bank of Canada, 0.060%, dated 11/29/13, due 12/04/13, repurchase price $600,005, collateralized by Federal Home Loan Mortgage Corp., 2.271% - 10.000%, dated 07/15/18 - 11/01/43, Federal National Mortgage Association, 1.870% - 10.114%, dated 06/25/18 - 11/01/43 and Government National Mortgage Association, 2.000% - 8.000%, dated 12/15/22 - 10/20/43, with a value of $612,538.	600,000
250,000	Royal Bank of Canada, 0.080%, dated 11/29/13, due 12/06/13, repurchase price $250,004, collateralized by Federal Home Loan Mortgage Corp., 3.000% - 4.500%, dated 07/01/41 - 10/01/42, Federal National Mortgage Association, 2.277% - 4.863%, dated 12/01/26 - 11/01/43 and Government National Mortgage Association, 3.500%, dated 05/20/40, with a value of $255,000.	250,000
1,000,000	Societe Generale S.A., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $1,000,006, collateralized by U.S. Treasury Securities, 0.125% - 8.125%, dated 05/31/14 - 02/15/43, with a value of $1,020,000.	1,000,000
500,000	Societe Generale S.A., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $500,004, collateralized by Federal Home Loan Mortgage Corp., 2.000% - 4.500%, dated 06/15/25 - 02/01/43, Federal National Mortgage Association, 0.466% - 4.000%, dated 07/01/17 - 11/25/43 and Government National Mortgage Association, 0.406% - 2.000%, dated 08/16/34 - 08/20/35, with a value of $512,186.	500,000

	Total Repurchase Agreements (Cost $14,870,780)	14,870,780

	Total Investments — 98.6% (Cost $56,050,244)*	56,050,244
	Other Assets in Excess of Liabilities — 1.4%	789,981

	NET ASSETS — 100.0%	$56,840,225

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$56,050,244	$—	$56,050,244

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 62.3%
	U.S. Treasury Bills — 27.8% (n)
250,000	0.021%, 01/02/14	249,996
250,000	0.037%, 01/09/14	249,990
250,000	0.045%, 01/30/14	249,981
750,000	0.047%, 12/05/13	749,996
700,000	0.052%, 02/06/14	699,933
500,000	0.058%, 12/12/13 (m)	499,991
250,000	0.074%, 02/13/14	249,962
750,000	0.080%, 02/20/14	749,865
400,000	0.081%, 02/27/14	399,921

		4,099,635

	U.S. Treasury Notes — 34.5%
60,000	0.250%, 01/31/14	60,014
150,000	0.250%, 02/28/14	150,066
39,000	0.250%, 03/31/14	39,010
200,000	0.250%, 05/31/14	200,136
60,000	0.250%, 06/30/14	60,049
70,000	0.750%, 06/15/14	70,208
650,000	1.000%, 01/15/14	650,747
466,000	1.000%, 05/15/14	467,941
140,000	1.250%, 02/15/14	140,333
110,000	1.250%, 03/15/14	110,331
265,000	1.250%, 04/15/14	266,135
520,000	1.750%, 01/31/14	521,442
1,093,200	1.875%, 02/28/14	1,097,960
250,000	2.250%, 05/31/14	252,577
75,000	2.375%, 08/31/14	76,230
100,500	2.625%, 07/31/14	102,169
476,000	4.000%, 02/15/14	479,868
30,000	4.250%, 11/15/14	31,164
295,000	4.750%, 05/15/14	301,132

		5,077,512

	Total U.S. Treasury Obligations (Cost $9,177,147)	9,177,147

	Repurchase Agreements — 31.8%
200,000	Bank of Nova Scotia, 0.080%, dated 11/29/13, due 12/02/13, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.000% - 1.375%, due 04/03/14 - 09/30/18, with a value of $204,000.	200,000
400,000	Barclays Capital, Inc., 0.050%, dated 11/29/13, due 12/03/13, repurchase price $400,002, collateralized by U.S. Treasury Securities, 0.000% - 1.750%, due 12/12/13 - 05/15/43, with a value of $408,000.	400,000
200,000	Barclays Capital, Inc., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.000% - 0.125%, due 02/15/19 - 02/15/43, with a value of $204,000.	200,000
250,000	BNP Paribas Securities Corp., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.250%, due 07/31/15 - 05/15/16, with a value of $255,000.	250,000
200,000	BNP Paribas Securities Corp., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.750% - 3.625%, due 02/28/18 - 02/15/21, with a value of $204,000.	200,000
200,000	Citibank N.A., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $200,001, collateralized by U.S. Treasury Securities, 2.750% - 11.250%, due 02/15/15 - 08/15/43, with a value of $204,000.	200,000
200,000	Citigroup Global Markets Holdings, Inc., 0.050%, dated 11/29/13, due 12/03/13, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.000% - 4.500%, due 03/06/14 - 02/15/43, with a value of $204,000.	200,000
200,000	Credit Suisse First Boston USA, Inc., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.250% - 3.625%, due 03/31/15 - 02/15/21, with a value of $204,005.	200,000
285,318	Deutsche Bank Securities, Inc., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $285,320, collateralized by U.S. Treasury Securities, 0.000% - 2.500%, due 12/31/13 - 08/15/31, with a value of $291,024.	285,318
1,000,000	Federal Reserve Bank of New York, 0.050%, dated 11/29/13, due 12/02/13, repurchase price $1,000,004, collateralized by U.S. Treasury Securities, 3.625%, due 02/15/21, with a value of $1,000,004.	1,000,000
250,000	Goldman Sachs & Co., 0.050%, dated 11/29/13, due 12/03/13, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.250% - 6.625%, due 08/15/15 - 02/15/27, with a value of $255,000.	250,000

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
200,000	Goldman Sachs & Co., 0.050%, dated 11/29/13, due 12/02/13, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.250% - 4.250%, due 04/15/15 - 08/15/15, with a value of $204,000.	200,000
400,000	Goldman Sachs & Co., 0.050%, dated 11/29/13, due 12/04/13, repurchase price $400,003, collateralized by U.S. Treasury Securities, 0.000% - 6.250%, due 01/15/14 - 05/15/43, with a value of $408,000.	400,000
125,000	Goldman Sachs & Co., 0.060%, dated 11/29/13, due 12/11/13, repurchase price $125,003, collateralized by U.S. Treasury Securities, 0.000% - 1.875%, due 01/15/14 - 11/15/41, with a value of $127,500. (i)	125,000
200,000	HSBC Securities USA, Inc., 0.050%, dated 11/29/13, due 12/03/13, repurchase price $200,001, collateralized by U.S. Treasury Securities, 1.750% - 8.750%, due 02/15/16 - 11/15/41, with a value of $204,006.	200,000
250,000	Merrill Lynch PFS, Inc., 0.070%, dated 11/29/13, due 12/02/13, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.625% - 5.250%, due 12/15/13 - 02/15/29, with a value of $255,000.	250,000
125,000	UBS Securities LLC, 0.070%, dated 11/29/13, due 12/02/13, repurchase price $125,001, collateralized by U.S. Treasury Securities, 0.000%, due 04/24/14 - 05/01/14, with a value of $127,500.	125,000

	Total Repurchase Agreements (Cost $4,685,318)	4,685,318

	Total Investments — 94.1% (Cost $13,862,465)*	13,862,465
	Other Assets in Excess of Liabilities — 5.9%	871,276

	NET ASSETS — 100.0%	$14,733,741

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

U.S. Treasury Plus Money Market Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$13,862,465	$—	$13,862,465

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2014

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2014